Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	1,340	$ 4,963
Transamerica Global Multifactor Macro (B)	783,007	7,133,193

		7,138,156

International Equity Funds - 14.7%
Transamerica Emerging Markets Equity (B)	1,454,588	14,153,146
Transamerica Emerging Markets Opportunities (A) (B)	1,569,406	14,705,334
Transamerica International Equity (B)	1,864,235	32,959,672
Transamerica International Growth (B)	3,311,173	25,363,582
Transamerica International Small Cap Value (B)	604,439	7,857,706
Transamerica International Stock (B)	1,375,766	13,413,715

		108,453,155

International Fixed Income Funds - 7.7%
Transamerica Emerging Markets Debt (B)	2,390,257	25,814,775
Transamerica Inflation Opportunities (B)	2,908,957	30,689,497

		56,504,272

U.S. Alternative Funds - 3.6%
Transamerica Event Driven (B)	1,008,643	10,974,040
Transamerica Managed Futures Strategy (B)	2,181,709	15,119,244

		26,093,284

U.S. Equity Funds - 17.0%
Transamerica Capital Growth (B)	1,951,889	24,320,536
Transamerica Dividend Focused (B)	3,424,064	29,104,546
Transamerica Large Cap Value (B)	1,997,920	21,477,641

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	44,303	$ 489,107
Transamerica Mid Cap Value (B)	426,720	5,171,842
Transamerica Mid Cap Value Opportunities (B)	209,570	2,439,398
Transamerica Small Cap Core (B)	233,879	2,233,548
Transamerica Small Cap Growth (B)	231,970	1,582,038
Transamerica Small Cap Value (B)	236,793	2,216,383
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	1,529	952
Transamerica US Growth (B)	1,558,765	36,178,936

		125,214,927

U.S. Fixed Income Funds - 54.2%
Transamerica Bond (B)	1,553,482	14,851,284
Transamerica Core Bond (B)	9,416,251	97,740,685
Transamerica Intermediate Bond (B)	6,389,733	67,922,864
Transamerica Short-Term Bond (B)	6,246,040	63,397,306
Transamerica Total Return (B)	14,746,614	155,576,782

		399,488,921

U.S. Mixed Allocation Fund - 1.9%
Transamerica MLP & Energy Income (B)	2,171,614	14,202,357

Total Investment Companies (Cost $703,104,302)		737,095,072

Total Investments (Cost $703,104,302)		737,095,072
Net Other Assets (Liabilities) - (0.1)%		(585,303)

Net Assets - 100.0%		$ 736,509,769

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$737,089,157	$—	$—	$737,089,157

Total	$737,089,157	$—	$—	$737,089,157

Investment Companies Measured at Net Asset Value (D)				5,915

Total Investments				$737,095,072

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2020	Shares as of January 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$15,326,725	$120,096	$(765,545)	$5,962	$164,046	$14,851,284	1,553,482	$121,485	$—
Transamerica Capital Growth	22,292,697	4,454,586	(1,141,026)	68,352	(1,354,073)	24,320,536	1,951,889	—	4,453,020
Transamerica Core Bond	101,392,071	728,454	(5,492,528)	(87,485)	1,200,173	97,740,685	9,416,251	720,929	—
Transamerica Dividend Focused	30,261,321	3,606,544	(1,388,917)	(87,624)	(3,286,778)	29,104,546	3,424,064	436,147	3,168,490
Transamerica Emerging Markets Debt	26,082,827	447,555	(1,348,817)	9,485	623,725	25,814,775	2,390,257	445,704	—
Transamerica Emerging Markets Equity	31,369,139	848,806	(18,315,528)	(1,339,756)	1,590,485	14,153,146	1,454,588	846,700	—
Transamerica Emerging Markets Opportunities	—	15,626,541	—	—	(921,207)	14,705,334	1,569,406	—	—
Transamerica Event Driven	11,030,342	46,844	(550,463)	23,046	424,271	10,974,040	1,008,643	46,088	—
Transamerica Floating Rate	8,302,690	32,752	(8,327,528)	(290,760)	282,846	—	—	44,285	—
Transamerica Global Allocation Liquidating Trust	5,067	—	—	—	(104)	4,963	1,340	—	—
Transamerica Global Multifactor Macro	7,398,044	166,658	(355,665)	(26,872)	(48,972)	7,133,193	783,007	166,158	—
Transamerica Inflation Opportunities	31,556,645	136,140	(1,589,417)	35,016	551,113	30,689,497	2,908,957	133,958	—
Transamerica Intermediate Bond	70,173,524	441,191	(3,513,048)	70,013	751,184	67,922,864	6,389,733	436,383	—
Transamerica International Equity	34,004,936	971,553	(1,603,999)	(6,188)	(406,630)	32,959,672	1,864,235	969,350	—
Transamerica International Growth	25,394,176	498,178	(973,336)	(154,630)	599,194	25,363,582	3,311,173	496,842	—
Transamerica International Small Cap Value	7,795,191	182,088	(349,963)	16,963	213,427	7,857,706	604,439	181,609	—
Transamerica International Stock	12,077,821	1,170,605	—	—	165,289	13,413,715	1,375,766	16,352	—
Transamerica Large Cap Value	22,382,231	748,117	(1,086,345)	111,412	(677,774)	21,477,641	1,997,920	140,525	606,101
Transamerica Managed Futures Strategy	16,061,485	606,407	(814,472)	(316,670)	(417,506)	15,119,244	2,181,709	605,261	—
Transamerica Mid Cap Growth	458,884	7,897	—	—	22,326	489,107	44,303	—	7,896
Transamerica Mid Cap Value	5,310,874	480,266	(247,891)	44,791	(416,198)	5,171,842	426,720	62,008	417,917
Transamerica Mid Cap Value Opportunities	2,477,565	98,097	(116,654)	16,812	(36,422)	2,439,398	209,570	27,684	70,253
Transamerica MLP & Energy Income	14,696,294	203,851	(750,963)	(79,507)	132,682	14,202,357	2,171,614	202,822	—
Transamerica Short-Term Bond	57,274,341	8,742,213	(2,887,198)	51,287	216,663	63,397,306	6,246,040	408,129	—
Transamerica Small Cap Core	2,357,703	21,710	(109,364)	828	(37,329)	2,233,548	233,879	21,560	—
Transamerica Small Cap Growth	1,551,707	101,577	(72,910)	2,668	(1,004)	1,582,038	231,970	—	101,477
Transamerica Small Cap Value	2,364,132	98,543	(109,364)	9,822	(146,750)	2,216,383	236,793	49,255	49,138
Transamerica Small Company Growth Liquidating Trust	951	—	—	—	1	952	1,529	—	—
Transamerica Total Return	160,804,328	3,554,802	(8,022,383)	137,368	(897,333)	155,576,782	14,746,614	3,543,805	—
Transamerica US Growth	34,202,937	2,709,981	(1,629,517)	182,079	713,456	36,178,936	1,558,765	115,970	2,591,774

Total	$754,406,648	$46,852,052	$(61,562,841)	$(1,603,588)	$(997,199)	$737,095,072	70,294,656	$10,239,009	$11,466,066

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At January 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$4,963	0.0	%(F)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	952	0.0	(F)

Total			$29,075	$5,915	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.4%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	874	$ 3,238
Transamerica Global Multifactor Macro (B)	1,716,535	15,637,631

		15,640,869

International Equity Funds - 38.9%
Transamerica Emerging Markets Equity (B)	6,183,375	60,164,238
Transamerica Emerging Markets Opportunities (A) (B)	6,679,712	62,588,905
Transamerica Global Real Estate Securities (B)	262,307	3,795,588
Transamerica International Equity (B)	8,507,274	150,408,601
Transamerica International Growth (B)	14,157,129	108,443,611
Transamerica International Small Cap Value (B)	3,110,011	40,430,144
Transamerica International Stock (B)	1,097,304	10,698,712

		436,529,799

U.S. Alternative Funds - 3.9%
Transamerica Event Driven (B)	1,960,825	21,333,776
Transamerica Managed Futures Strategy (B)	3,223,127	22,336,273

		43,670,049

U.S. Equity Funds - 51.0%
Transamerica Capital Growth (B)	8,345,743	103,987,958
Transamerica Dividend Focused (B)	14,656,254	124,578,155

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Large Cap Value (B)	8,622,510	$ 92,691,980
Transamerica Mid Cap Growth (B)	61,064	674,143
Transamerica Mid Cap Value (B)	3,496,293	42,375,072
Transamerica Mid Cap Value Opportunities (B)	1,526,351	17,766,724
Transamerica Small Cap Core (B)	201,162	1,921,096
Transamerica Small Cap Growth (B)	1,827,616	12,464,344
Transamerica Small Cap Value (B)	2,201,791	20,608,768
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,111	3,181
Transamerica US Growth (B)	6,699,617	155,498,110

		572,569,531

U.S. Mixed Allocation Fund - 4.9%
Transamerica MLP & Energy Income (B)	8,493,143	55,545,155

Total Investment Companies (Cost $1,056,118,513)		1,123,955,403

Total Investments (Cost $1,056,118,513)		1,123,955,403
Net Other Assets (Liabilities) - (0.1)%		(1,036,180)

Net Assets - 100.0%		$ 1,122,919,223

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,123,948,984	$—	$—	$1,123,948,984

Total	$1,123,948,984	$—	$—	$1,123,948,984

Investment Companies Measured at Net Asset Value (D)				6,419

Total Investments				$1,123,955,403

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2020	Shares as of January 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$95,871,975	$19,068,806	$(5,448,458)	$(974,271)	$(4,530,094)	$103,987,958	8,345,743	$—	$19,068,806
Transamerica Dividend Focused	130,221,023	15,450,855	(6,635,917)	(312,768)	(14,145,038)	124,578,155	14,656,254	1,869,494	13,581,362
Transamerica Emerging Markets Equity	136,359,256	3,606,128	(80,884,875)	(4,059,770)	5,143,499	60,164,238	6,183,375	3,606,129	—
Transamerica Emerging Markets Opportunities	—	66,509,783	—	—	(3,920,878)	62,588,905	6,679,712	—	—
Transamerica Event Driven	21,758,434	90,128	(1,390,609)	85,690	790,133	21,333,776	1,960,825	90,128	—
Transamerica Global Allocation Liquidating Trust	3,306	—	—	—	(68)	3,238	874	—	—
Transamerica Global Multifactor Macro	16,457,255	366,368	(1,020,862)	(64,843)	(100,287)	15,637,631	1,716,535	366,368	—
Transamerica Global Real Estate Securities	3,933,552	271,785	(198,964)	54,110	(264,895)	3,795,588	262,307	143,912	127,872
Transamerica International Equity	155,803,003	4,426,587	(7,937,603)	(600,562)	(1,282,824)	150,408,601	8,507,274	4,426,586	—
Transamerica International Growth	109,937,917	2,135,239	(5,550,951)	(924,716)	2,846,122	108,443,611	14,157,129	2,135,239	—
Transamerica International Small Cap Value	40,311,478	935,614	(2,007,090)	88,376	1,101,766	40,430,144	3,110,011	935,614	—
Transamerica International Stock	3,445,875	7,191,751	—	—	61,086	10,698,712	1,097,304	13,042	—
Transamerica Large Cap Value	97,149,539	3,227,216	(5,237,606)	174,599	(2,621,768)	92,691,980	8,622,510	607,405	2,619,810
Transamerica Managed Futures Strategy	24,078,521	899,287	(1,548,893)	(565,074)	(527,568)	22,336,273	3,223,127	899,287	—
Transamerica Mid Cap Growth	632,486	10,884	—	—	30,773	674,143	61,064	—	10,884
Transamerica Mid Cap Value	43,749,074	3,937,731	(2,266,254)	409,414	(3,454,893)	42,375,072	3,496,293	508,770	3,428,962
Transamerica Mid Cap Value Opportunities	18,141,343	714,271	(946,203)	137,357	(280,044)	17,766,724	1,526,351	201,905	512,366
Transamerica MLP & Energy Income	57,733,616	793,872	(3,182,356)	(336,080)	536,103	55,545,155	8,493,143	793,872	—
Transamerica Small Cap Core	2,042,175	18,587	(108,512)	541	(31,695)	1,921,096	201,162	18,587	—
Transamerica Small Cap Growth	12,306,612	801,119	(656,939)	(121,541)	135,093	12,464,344	1,827,616	—	801,119
Transamerica Small Cap Value	22,099,825	916,182	(1,133,127)	30,339	(1,304,451)	20,608,768	2,201,791	458,633	457,549
Transamerica Small Company Growth Liquidating Trust	3,180	—	—	—	1	3,181	5,111	—	—
Transamerica US Growth	147,721,996	11,650,911	(7,732,770)	468,962	3,389,011	155,498,110	6,699,617	498,998	11,151,914

Total	$1,139,761,441	$143,023,104	$(133,887,989)	$(6,510,237)	$(18,430,916)	$1,123,955,403	103,035,128	$17,573,969	$51,760,644

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At January 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$3,238	0.0	%(F)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,181	0.0	(F)

Total			$60,105	$6,419	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	5,843	$ 21,645
Transamerica Global Multifactor Macro (B)	2,021,782	18,418,435

		18,440,080

International Equity Funds - 29.4%
Transamerica Emerging Markets Equity (B)	7,446,401	72,453,481
Transamerica Emerging Markets Opportunities (A) (B)	8,008,072	75,035,634
Transamerica Global Real Estate Securities (B)	654,198	9,466,248
Transamerica International Equity (B)	10,895,520	192,632,786
Transamerica International Growth (B)	17,221,779	131,918,829
Transamerica International Small Cap Value (B)	3,827,894	49,762,624
Transamerica International Stock (B)	3,482,583	33,955,181

		565,224,783

International Fixed Income Funds - 3.7%
Transamerica Emerging Markets Debt (B)	4,638,928	50,100,417
Transamerica Inflation Opportunities (B)	2,043,252	21,556,305

		71,656,722

U.S. Alternative Funds - 3.6%
Transamerica Event Driven (B)	2,618,496	28,489,239
Transamerica Managed Futures Strategy (B)	5,724,467	39,670,554

		68,159,793

U.S. Equity Funds - 36.2%
Transamerica Capital Growth (B)	10,247,716	127,686,541
Transamerica Dividend Focused (B)	17,968,634	152,733,387
Transamerica Large Cap Value (B)	10,561,996	113,541,458

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	106,703	$ 1,178,002
Transamerica Mid Cap Value (B)	4,616,645	55,953,734
Transamerica Mid Cap Value Opportunities (B)	2,138,788	24,895,487
Transamerica Small Cap Core (B)	746,309	7,127,253
Transamerica Small Cap Growth (B)	1,248,283	8,513,292
Transamerica Small Cap Value (B)	1,492,986	13,974,353
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	4,660	2,900
Transamerica US Growth (B)	8,212,551	190,613,307

		696,219,714

U.S. Fixed Income Funds - 22.3%
Transamerica Bond (B)	2,579,018	24,655,414
Transamerica Core Bond (B)	10,411,391	108,070,244
Transamerica Intermediate Bond (B)	7,381,406	78,464,347
Transamerica Short-Term Bond (B)	5,744,964	58,311,388
Transamerica Total Return (B)	15,083,896	159,135,104

		428,636,497

U.S. Mixed Allocation Fund - 3.9%
Transamerica MLP & Energy Income (B)	11,424,905	74,718,881

Total Investment Companies (Cost $1,816,738,856)		1,923,056,470

Total Investments (Cost $1,816,738,856)		1,923,056,470
Net Other Assets (Liabilities) - (0.1)%		(1,763,129)

Net Assets - 100.0%		$ 1,921,293,341

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,923,031,925	$—	$—	$1,923,031,925

Total	$1,923,031,925	$—	$—	$1,923,031,925

Investment Companies Measured at Net Asset Value (D)				24,545

Total Investments				$1,923,056,470

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2020	Shares as of January 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$25,655,159	$198,494	$(1,479,952)	$1,390	$280,323	$24,655,414	2,579,018	$202,546	$—
Transamerica Capital Growth	117,764,031	23,442,223	(6,732,739)	(1,227,300)	(5,559,674)	127,686,541	10,247,716	—	23,442,222
Transamerica Core Bond	113,386,370	802,056	(7,342,564)	(158,936)	1,383,318	108,070,244	10,411,391	802,056	—
Transamerica Dividend Focused	159,685,468	18,961,711	(8,181,423)	(346,826)	(17,385,543)	152,733,387	17,968,634	2,294,294	16,667,417
Transamerica Emerging Markets Debt	51,033,679	868,186	(3,032,859)	13,902	1,217,509	50,100,417	4,638,928	868,186	—
Transamerica Emerging Markets Equity	160,730,091	4,335,522	(93,888,434)	(4,498,248)	5,774,550	72,453,481	7,446,401	4,335,522	—
Transamerica Emerging Markets Opportunities	—	79,736,392	—	—	(4,700,758)	75,035,634	8,008,072	—	—
Transamerica Event Driven	28,769,345	119,874	(1,563,329)	49,702	1,113,647	28,489,239	2,618,496	119,875	—
Transamerica Floating Rate	14,111,112	55,664	(14,153,325)	(498,756)	485,305	—	—	75,266	—
Transamerica Global Allocation Liquidating Trust	22,100	—	—	—	(455)	21,645	5,843	—	—
Transamerica Global Multifactor Macro	19,192,399	429,850	(1,008,232)	(60,635)	(134,947)	18,418,435	2,021,782	429,850	—
Transamerica Global Real Estate Securities	9,804,741	678,235	(489,843)	97,804	(624,689)	9,466,248	654,198	359,132	319,104
Transamerica Inflation Opportunities	22,342,031	94,511	(1,292,352)	28,991	383,124	21,556,305	2,043,252	94,511	—
Transamerica Intermediate Bond	81,728,503	506,364	(4,716,171)	92,620	853,031	78,464,347	7,381,406	506,364	—
Transamerica International Equity	199,627,462	5,675,647	(10,276,284)	(585,995)	(1,808,044)	192,632,786	10,895,520	5,675,647	—
Transamerica International Growth	133,235,709	2,594,748	(6,242,894)	(1,040,077)	3,371,343	131,918,829	17,221,779	2,594,747	—
Transamerica International Small Cap Value	49,619,775	1,152,628	(2,480,482)	114,645	1,356,058	49,762,624	3,827,894	1,152,628	—
Transamerica International Stock	27,940,485	5,626,392	—	—	388,304	33,955,181	3,482,583	41,393	—
Transamerica Large Cap Value	119,014,906	3,957,072	(6,440,916)	(606,313)	(2,383,291)	113,541,458	10,561,996	744,774	3,212,298
Transamerica Managed Futures Strategy	42,353,881	1,591,311	(2,342,356)	(913,642)	(1,018,640)	39,670,554	5,724,467	1,591,310	—
Transamerica Mid Cap Growth	1,105,211	19,018	—	—	53,773	1,178,002	106,703	—	19,018
Transamerica Mid Cap Value	57,773,061	5,204,477	(3,001,592)	545,607	(4,567,819)	55,953,734	4,616,645	672,437	4,532,040
Transamerica Mid Cap Value Opportunities	25,426,981	1,001,922	(1,334,040)	185,681	(385,057)	24,895,487	2,138,788	283,216	718,706
Transamerica MLP & Energy Income	77,702,101	1,069,219	(4,325,211)	(418,696)	691,468	74,718,881	11,424,905	1,069,219	—
Transamerica Short-Term Bond	46,206,103	14,520,951	(2,678,504)	(2,951)	265,789	58,311,388	5,744,964	356,248	—
Transamerica Small Cap Core	7,569,037	68,983	(396,043)	3,078	(117,802)	7,127,253	746,309	68,983	—
Transamerica Small Cap Growth	8,405,079	547,670	(448,154)	17,175	(8,478)	8,513,292	1,248,283	—	547,670
Transamerica Small Cap Value	14,986,604	621,816	(771,242)	21,932	(884,757)	13,974,353	1,492,986	311,276	310,540
Transamerica Small Company Growth Liquidating Trust	2,899	—	—	—	1	2,900	4,660	—	—
Transamerica Total Return	165,820,908	3,639,874	(9,530,988)	262,197	(1,056,887)	159,135,104	15,083,896	3,639,874	—
Transamerica US Growth	181,132,502	14,297,316	(9,546,730)	816,454	3,913,765	190,613,307	8,212,551	612,341	13,684,975

Total	$1,962,147,733	$191,818,126	$(203,696,659)	$(8,107,197)	$(19,105,533)	$1,923,056,470	178,560,066	$28,901,695	$63,453,990

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At January 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$21,645	0.0	%(F)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,900	0.0	(F)

Total			$106,718	$24,545	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	3,627	$ 13,436
Transamerica Global Multifactor Macro (B)	1,425,226	12,983,808

		12,997,244

International Equity Funds - 21.2%
Transamerica Emerging Markets Equity (B)	3,639,102	35,408,463
Transamerica Emerging Markets Opportunities (A) (B)	3,927,897	36,804,393
Transamerica International Equity (B)	5,464,078	96,604,899
Transamerica International Growth (B)	8,610,728	65,958,175
Transamerica International Small Cap Value (B)	1,836,783	23,878,184
Transamerica International Stock (B)	2,744,364	26,757,544

		285,411,658

International Fixed Income Funds - 5.6%
Transamerica Emerging Markets Debt (B)	4,095,299	44,229,233
Transamerica Inflation Opportunities (B)	2,999,291	31,642,522

		75,871,755

U.S. Alternative Funds - 3.5%
Transamerica Event Driven (B)	1,838,529	20,003,193
Transamerica Managed Futures Strategy (B)	4,014,682	27,821,749

		47,824,942

U.S. Equity Funds - 25.0%
Transamerica Capital Growth (B)	4,992,068	62,201,162
Transamerica Dividend Focused (B)	8,735,631	74,252,860
Transamerica Large Cap Value (B)	5,127,078	55,116,093
Transamerica Mid Cap Growth (B)	76,070	839,816

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value (B)	1,979,290	$ 23,988,990
Transamerica Mid Cap Value Opportunities (B)	941,180	10,955,335
Transamerica Small Cap Core (B)	400,405	3,823,864
Transamerica Small Cap Growth (B)	697,182	4,754,779
Transamerica Small Cap Value (B)	824,703	7,719,216
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	2,887	1,796
Transamerica US Growth (B)	3,988,263	92,567,574

		336,221,485

U.S. Fixed Income Funds - 40.9%
Transamerica Bond (B)	3,679,084	35,172,043
Transamerica Core Bond (B)	13,081,482	135,785,787
Transamerica Intermediate Bond (B)	9,149,404	97,258,163
Transamerica Short-Term Bond (B)	7,101,422	72,079,429
Transamerica Total Return (B)	19,995,321	210,950,636

		551,246,058

U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (B)	5,949,681	38,910,913

Total Investment Companies (Cost $1,272,322,928)		1,348,484,055

Total Investments (Cost $1,272,322,928)		1,348,484,055
Net Other Assets (Liabilities) - (0.1)%		(1,160,702)

Net Assets - 100.0%		$ 1,347,323,353

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,348,468,823	$—	$—	$1,348,468,823

Total	$1,348,468,823	$—	$—	$1,348,468,823

Investment Companies Measured at Net Asset Value (D)				15,232

Total Investments				$1,348,484,055

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2020	Shares as of January 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$36,641,211	$283,773	$(2,155,682)	$33,070	$369,671	$35,172,043	3,679,084	$289,555	$—
Transamerica Capital Growth	57,503,657	11,455,637	(3,442,888)	(665,025)	(2,650,219)	62,201,162	4,992,068	—	11,455,637
Transamerica Core Bond	142,349,861	1,009,129	(9,115,602)	(239,682)	1,782,081	135,785,787	13,081,482	1,009,129	—
Transamerica Dividend Focused	77,826,688	9,246,424	(4,179,541)	(121,672)	(8,519,039)	74,252,860	8,735,631	1,118,782	8,127,642
Transamerica Emerging Markets Debt	45,108,273	768,442	(2,737,251)	16,824	1,072,945	44,229,233	4,095,299	768,442	—
Transamerica Emerging Markets Equity	78,125,599	2,129,498	(45,474,445)	(1,962,755)	2,590,566	35,408,463	3,639,102	2,129,498	—
Transamerica Emerging Markets Opportunities	—	39,110,115	—	—	(2,305,722)	36,804,393	3,927,897	—	—
Transamerica Event Driven	20,262,093	84,459	(1,163,138)	42,856	776,923	20,003,193	1,838,529	84,459	—
Transamerica Floating Rate	12,432,150	49,042	(12,469,341)	(431,112)	419,261	—	—	66,310	—
Transamerica Global Allocation Liquidating Trust	13,718	—	—	—	(282)	13,436	3,627	—	—
Transamerica Global Multifactor Macro	13,560,771	303,852	(742,815)	(44,915)	(93,085)	12,983,808	1,425,226	303,852	—
Transamerica Inflation Opportunities	32,843,720	139,093	(1,946,318)	44,220	561,807	31,642,522	2,999,291	139,093	—
Transamerica Intermediate Bond	101,429,655	628,933	(5,975,130)	118,376	1,056,329	97,258,163	9,149,404	628,933	—
Transamerica International Equity	100,407,660	2,855,683	(5,466,748)	(164,516)	(1,027,180)	96,604,899	5,464,078	2,855,683	—
Transamerica International Growth	66,652,708	1,299,680	(3,163,735)	(518,921)	1,688,443	65,958,175	8,610,728	1,299,679	—
Transamerica International Small Cap Value	23,869,640	554,723	(1,256,190)	60,532	649,479	23,878,184	1,836,783	554,723	—
Transamerica International Stock	24,431,418	1,992,534	—	—	333,592	26,757,544	2,744,364	32,619	—
Transamerica Large Cap Value	57,929,411	1,927,078	(3,287,803)	318,075	(1,770,668)	55,116,093	5,127,078	362,703	1,564,376
Transamerica Managed Futures Strategy	29,785,805	1,119,507	(1,725,733)	(696,677)	(661,153)	27,821,749	4,014,682	1,119,508	—
Transamerica Mid Cap Growth	787,922	13,558	—	—	38,336	839,816	76,070	—	13,559
Transamerica Mid Cap Value	24,827,894	2,237,977	(1,349,240)	353,021	(2,080,662)	23,988,990	1,979,290	289,154	1,948,822
Transamerica Mid Cap Value Opportunities	11,213,449	442,171	(612,586)	85,457	(173,156)	10,955,335	941,180	124,990	317,180
Transamerica MLP & Energy Income	40,594,622	558,814	(2,388,310)	(252,597)	398,384	38,910,913	5,949,681	558,813	—
Transamerica Short-Term Bond	62,532,839	12,933,631	(3,698,779)	66,127	245,611	72,079,429	7,101,422	457,187	—
Transamerica Small Cap Core	4,072,544	37,131	(224,874)	1,929	(62,866)	3,823,864	400,405	37,131	—
Transamerica Small Cap Growth	4,706,569	306,840	(263,644)	3,735	1,279	4,754,779	697,182	—	306,840
Transamerica Small Cap Value	8,301,637	344,585	(449,747)	11,619	(488,878)	7,719,216	824,703	172,496	172,089
Transamerica Small Company Growth Liquidating Trust	1,796	—	—	—	—	1,796	2,887	—	—
Transamerica Total Return	220,079,431	4,837,493	(12,907,180)	270,081	(1,329,189)	210,950,636	19,995,321	4,837,493	—
Transamerica US Growth	88,181,996	6,964,217	(4,885,180)	547,421	1,759,120	92,567,574	3,988,263	298,271	6,665,946

Total	$1,386,474,737	$103,634,019	$(131,081,900)	$(3,124,529)	$(7,418,272)	$1,348,484,055	127,320,757	$19,538,503	$30,572,091

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At January 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$13,436	0.0	%(F)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,796	0.0	(F)

Total			$66,187	$15,232	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 11.2%
Transamerica International Equity (A)	2,145,508	$ 38,211,502

Money Market Fund - 0.1%
Transamerica Government Money Market (A)	435,204	435,204

U.S. Equity Funds - 40.6%
Transamerica Large Growth (A)	4,020,695	48,811,234
Transamerica Large Value Opportunities (A)	5,046,559	48,093,712
Transamerica Mid Cap Growth (A)	1,001,027	11,041,322
Transamerica Mid Cap Value Opportunities (A)	910,635	10,645,324
Transamerica Small Cap Growth (A)	1,632,544	11,117,621
Transamerica Small Cap Value (A)	1,016,449	9,534,289

		139,243,502

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 48.2%
Transamerica High Quality Bond (A)	2,531,282	$ 25,338,137
Transamerica High Yield Bond (A)	2,289,707	21,065,308
Transamerica Inflation-Protected Securities (A)	3,791,915	39,473,840
Transamerica Intermediate Bond (A)	7,430,796	79,137,981

		165,015,266

Total Investment Companies (Cost $327,259,671)		342,905,474

Total Investments (Cost $327,259,671)		342,905,474
Net Other Assets (Liabilities) - (0.1)%		(174,667)

Net Assets - 100.0%		$ 342,730,807

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$342,905,474	$—	$—	$342,905,474

Total Investments	$342,905,474	$—	$—	$342,905,474

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2020	Shares as of January 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$672,895	$18,682,365	$(18,920,056)	$—	$—	$435,204	435,204	$2,200	$—
Transamerica High Quality Bond	25,555,411	560,520	(804,975)	(21,270)	48,451	25,338,137	2,531,282	222,003	—
Transamerica High Yield Bond	20,964,066	543,782	(671,934)	(1,482)	230,876	21,065,308	2,289,707	289,894	—
Transamerica Inflation-Protected Securities	39,246,297	706,259	(1,241,127)	6,866	755,545	39,473,840	3,791,915	206,946	—
Transamerica Intermediate Bond	79,074,735	1,511,882	(2,488,905)	21,826	1,018,443	79,137,981	7,430,796	496,331	—
Transamerica International Equity	38,359,967	1,602,040	(1,249,919)	(13,334)	(487,252)	38,211,502	2,145,508	1,094,264	—
Transamerica Large Growth	47,566,062	9,392,901	(5,223,123)	1,008,138	(3,932,744)	48,811,234	4,020,695	322,558	8,520,254
Transamerica Large Value Opportunities	47,607,896	1,131,697	(1,672,306)	129,566	896,859	48,093,712	5,046,559	346,147	235,460
Transamerica Mid Cap Growth	11,454,674	321,474	(1,283,400)	(102,009)	650,583	11,041,322	1,001,027	—	194,530
Transamerica Mid Cap Value Opportunities	10,538,256	544,692	(340,962)	9,420	(106,082)	10,645,324	910,635	118,086	299,662
Transamerica Small Cap Growth	10,671,035	830,189	(376,902)	11,838	(18,539)	11,117,621	1,632,544	—	703,246
Transamerica Small Cap Value	9,897,960	542,715	(318,254)	(33,381)	(554,751)	9,534,289	1,016,449	208,915	206,856

Total	$341,609,254	$36,370,516	$(34,591,863)	$1,016,178	$(1,498,611)	$342,905,474	32,252,321	$3,307,344	$10,160,008

(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 21.7%
Transamerica International Equity (A)	2,303,712	$ 41,029,104

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	358,553	358,553

U.S. Equity Funds - 68.8%
Transamerica Large Growth (A)	3,737,197	45,369,577
Transamerica Large Value Opportunities (A)	4,152,609	39,574,360
Transamerica Mid Cap Growth (A)	1,120,985	12,364,464
Transamerica Mid Cap Value Opportunities (A)	940,003	10,988,640
Transamerica Small Cap Growth (A)	1,824,626	12,425,701
Transamerica Small Cap Value (A)	1,046,198	9,813,335

		130,536,077

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.4%
Transamerica High Quality Bond (A)	93,299	$ 933,922
Transamerica High Yield Bond (A)	382,254	3,516,740
Transamerica Inflation-Protected Securities (A)	588,983	6,131,312
Transamerica Intermediate Bond (A)	685,398	7,299,494

		17,881,468

Total Investment Companies (Cost $181,209,347)		189,805,202

Total Investments (Cost $181,209,347)		189,805,202
Net Other Assets (Liabilities) - (0.1)%		(96,727)

Net Assets - 100.0%		$ 189,708,475

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$189,805,202	$—	$—	$189,805,202

Total Investments	$189,805,202	$—	$—	$189,805,202

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2020	Shares as of January 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$421,339	$8,047,028	$(8,109,814)	$—	$—	$358,553	358,553	$1,337	$—
Transamerica High Quality Bond	901,539	60,856	(29,566)	(143)	1,236	933,922	93,299	7,815	—
Transamerica High Yield Bond	3,535,473	59,295	(116,918)	(3,154)	42,044	3,516,740	382,254	48,646	—
Transamerica Inflation-Protected Securities	5,841,306	366,594	(193,316)	4,488	112,240	6,131,312	588,983	30,821	—
Transamerica Intermediate Bond	7,376,494	67,356	(239,647)	8,504	86,787	7,299,494	685,398	46,054	—
Transamerica International Equity	41,640,394	1,313,200	(1,399,834)	62,725	(587,381)	41,029,104	2,303,712	1,185,391	—
Transamerica Large Growth	41,684,985	7,858,577	(1,593,420)	375,070	(2,955,635)	45,369,577	3,737,197	282,577	7,464,165
Transamerica Large Value Opportunities	39,463,286	592,890	(1,340,851)	130,482	728,553	39,574,360	4,152,609	286,304	194,753
Transamerica Mid Cap Growth	12,009,258	235,449	(461,215)	(35,490)	616,462	12,364,464	1,120,985	—	203,496
Transamerica Mid Cap Value Opportunities	10,987,466	466,590	(366,687)	(9,091)	(89,638)	10,988,640	940,003	122,860	311,778
Transamerica Small Cap Growth	12,019,612	822,254	(407,271)	42,735	(51,629)	12,425,701	1,824,626	—	790,301
Transamerica Small Cap Value	10,297,481	463,627	(343,743)	(12,396)	(591,634)	9,813,335	1,046,198	216,906	214,770

Total	$186,178,633	$20,353,716	$(14,602,282)	$563,730	$(2,688,595)	$189,805,202	17,233,817	$2,228,711	$9,179,263

(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.0%
Transamerica International Equity (A)	147,994	$ 2,635,773

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	214,691	214,691

U.S. Equity Funds - 8.4%
Transamerica Large Growth (A)	365,060	4,431,834
Transamerica Large Value Opportunities (A)	444,345	4,234,608
Transamerica Small Cap Core (A)	259,709	2,506,190

		11,172,632

U.S. Fixed Income Funds - 89.5%
Transamerica High Quality Bond (A)	2,294,647	22,969,421
Transamerica High Yield Bond (A)	1,426,456	13,123,395

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Inflation-Protected Securities (A)	2,100,006	$ 21,861,062
Transamerica Intermediate Bond (A)	5,782,747	61,586,258

		119,540,136

Total Investment Companies (Cost $128,847,379)		133,563,232

Total Investments (Cost $128,847,379)		133,563,232
Net Other Assets (Liabilities) - (0.1)%		(67,024)

Net Assets - 100.0%		$ 133,496,208

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$133,563,232	$—	$—	$133,563,232

Total Investments	$133,563,232	$—	$—	$133,563,232

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2020	Shares as of January 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$151,422	$5,526,454	$(5,463,185)	$—	$—	$214,691	214,691	$881	$—
Transamerica High Quality Bond	23,223,808	366,814	(645,222)	(13,966)	37,987	22,969,421	2,294,647	201,318	—
Transamerica High Yield Bond	13,070,738	277,561	(367,479)	9,063	133,512	13,123,395	1,426,456	180,229	—
Transamerica Inflation-Protected Securities	21,768,493	278,106	(606,033)	13,072	407,424	21,861,062	2,100,006	114,557	—
Transamerica Intermediate Bond	61,655,367	833,692	(1,707,709)	24,444	780,464	61,586,258	5,782,747	385,880	—
Transamerica International Equity	2,650,989	94,937	(75,641)	7,288	(41,800)	2,635,773	147,994	75,467	—
Transamerica Large Growth	4,301,252	828,553	(423,072)	67,895	(342,794)	4,431,834	365,060	29,157	770,190
Transamerica Large Value Opportunities	4,477,681	80,305	(424,796)	30,291	71,127	4,234,608	444,345	30,413	20,687
Transamerica Small Cap Core	2,581,653	42,960	(74,498)	4,523	(48,448)	2,506,190	259,709	23,490	—

Total	$133,881,403	$8,329,382	$(9,787,635)	$142,610	$997,472	$133,563,232	13,035,655	$1,041,392	$790,877

(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 58.9%
Aerospace & Defense - 1.0%
General Dynamics Corp.	2,122	$ 372,283
Northrop Grumman Corp.	740	277,182
United Technologies Corp.	3,624	544,325

		1,193,790

Airlines - 0.2%
Delta Air Lines, Inc.	2,636	146,930
Southwest Airlines Co.	1,912	105,122
United Airlines Holdings, Inc. (A)	650	48,620

		300,672

Auto Components - 0.1%
Magna International, Inc.	2,499	126,674

Automobiles - 0.2%
General Motors Co.	6,009	200,641

Banks - 2.3%
Bank of America Corp.	21,637	710,343
Citigroup, Inc.	13,185	981,096
Citizens Financial Group, Inc.	2,167	80,786
Fifth Third Bancorp	2,942	83,700
KeyCorp	19,047	356,369
Regions Financial Corp.	9,606	149,565
Truist Financial Corp.	1,298	66,938
Wells Fargo & Co.	10,121	475,080

		2,903,877

Beverages - 1.0%
Coca-Cola Co.	12,932	755,229
Constellation Brands, Inc., Class A	1,940	365,302
PepsiCo, Inc.	608	86,348

		1,206,879

Biotechnology - 1.4%
AbbVie, Inc.	8,085	655,047
Alexion Pharmaceuticals, Inc. (A)	1,963	195,103
Amgen, Inc.	290	62,654
Biogen, Inc. (A)	1,029	276,647
Regeneron Pharmaceuticals, Inc. (A)	525	177,418
Vertex Pharmaceuticals, Inc. (A)	1,419	322,184

		1,689,053

Building Products - 0.2%
Masco Corp.	4,431	210,561

Capital Markets - 1.9%
Ameriprise Financial, Inc.	902	149,200
BlackRock, Inc.	340	179,299
Charles Schwab Corp.	6,162	280,679
Goldman Sachs Group, Inc.	400	95,100
MarketAxess Holdings, Inc.	160	56,669
Morgan Stanley	12,156	635,273
S&P Global, Inc.	1,935	568,367
State Street Corp.	5,094	385,259

		2,349,846

Chemicals - 0.9%
Celanese Corp.	1,901	196,754

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc. (A)	3,668	$ 168,985
DuPont de Nemours, Inc.	2,915	149,190
Eastman Chemical Co.	3,946	281,231
Linde PLC	1,050	213,286
LyondellBasell Industries NV, Class A	1,392	108,381

		1,117,827

Commercial Services & Supplies - 0.1%
Cintas Corp.	160	44,635
Waste Management, Inc.	1,013	123,282

		167,917

Communications Equipment - 0.2%
Cisco Systems, Inc.	3,247	149,265
Motorola Solutions, Inc.	270	47,790

		197,055

Consumer Finance - 0.9%
American Express Co.	4,476	581,298
Capital One Financial Corp.	4,676	466,665
Synchrony Financial	1,219	39,508

		1,087,471

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,230	161,425
Crown Holdings, Inc. (A)	2,468	182,706
Packaging Corp. of America	541	51,801
WestRock Co.	2,415	94,185

		490,117

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	1,090	25,288

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	5,805	1,302,816
Voya Financial, Inc.	726	43,364

		1,346,180

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	636	23,926
Verizon Communications, Inc.	15,150	900,516

		924,442

Electric Utilities - 1.6%
Edison International	2,399	183,644
Entergy Corp.	4,075	535,944
FirstEnergy Corp.	1,527	77,556
NextEra Energy, Inc.	3,002	805,136
Southern Co.	4,255	299,552
Xcel Energy, Inc.	2,043	141,355

		2,043,187

Electrical Equipment - 0.9%
Eaton Corp. PLC	7,797	736,583
Emerson Electric Co.	4,762	341,102

		1,077,685

Entertainment - 0.7%
Electronic Arts, Inc. (A)	2,188	236,129
Netflix, Inc. (A)	1,541	531,784
Walt Disney Co.	286	39,556

		807,469

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 1.3%
AvalonBay Communities, Inc.	1,090	$ 236,192
Equinix, Inc.	546	321,993
Equity Residential	3,682	305,900
Federal Realty Investment Trust	202	25,254
Mid-America Apartment Communities, Inc.	829	113,747
Prologis, Inc.	4,567	424,183
Ventas, Inc.	2,153	124,573
VICI Properties, Inc.	2,442	65,446

		1,617,288

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	630	192,478
Walmart, Inc.	1,723	197,266

		389,744

Food Products - 0.8%
Conagra Brands, Inc.	1,372	45,166
General Mills, Inc.	7,808	407,734
Mondelez International, Inc., Class A	10,026	575,292

		1,028,192

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	4,410	393,460
Becton Dickinson and Co.	158	43,478
Boston Scientific Corp. (A)	4,580	191,765
Edwards Lifesciences Corp. (A)	562	123,561
Intuitive Surgical, Inc. (A)	216	120,913
Medtronic PLC	7,777	897,777
Zimmer Biomet Holdings, Inc.	3,738	552,850

		2,323,804

Health Care Providers & Services - 1.7%
Anthem, Inc.	1,604	425,509
Cigna Corp. (A)	1,644	316,273
DaVita, Inc. (A)	1,340	107,026
McKesson Corp.	1,728	246,430
UnitedHealth Group, Inc.	3,597	980,002

		2,075,240

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	2,461	265,296
Royal Caribbean Cruises, Ltd.	570	66,735
Yum! Brands, Inc.	4,540	480,196

		812,227

Household Durables - 0.2%
Lennar Corp., Class A	4,120	273,403

Household Products - 0.6%
Kimberly-Clark Corp.	253	36,240
Procter & Gamble Co.	6,155	767,036

		803,276

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	3,803	658,756

Insurance - 1.2%
Allstate Corp.	3,965	470,011
American International Group, Inc.	2,080	104,541
Arch Capital Group, Ltd. (A)	1,200	52,992
Arthur J. Gallagher & Co.	775	79,492

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	6,474	$ 383,778
MetLife, Inc.	8,673	431,135

		1,521,949

Interactive Media & Services - 3.0%
Alphabet, Inc., Class A (A)	928	1,329,620
Alphabet, Inc., Class C (A)	835	1,197,582
Facebook, Inc., Class A (A)	6,030	1,217,517

		3,744,719

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	1,341	2,693,694
Booking Holdings, Inc. (A)	46	84,205
Expedia Group, Inc.	2,789	302,467

		3,080,366

IT Services - 3.8%
Accenture PLC, Class A	3,426	703,049
Automatic Data Processing, Inc.	3,945	676,134
Fiserv, Inc. (A)	2,227	264,144
Leidos Holdings, Inc.	2,323	233,392
Mastercard, Inc., Class A	4,773	1,507,982
PayPal Holdings, Inc. (A)	7,909	900,756
Visa, Inc., Class A	2,195	436,739

		4,722,196

Leisure Products - 0.1%
Hasbro, Inc.	839	85,469

Life Sciences Tools & Services - 0.7%
Illumina, Inc. (A)	407	118,058
Thermo Fisher Scientific, Inc.	2,308	722,843

		840,901

Machinery - 1.1%
Caterpillar, Inc.	720	94,572
Cummins, Inc.	1,958	313,221
Ingersoll-Rand PLC	2,135	284,446
Parker-Hannifin Corp.	1,792	350,677
Snap-on, Inc.	643	102,642
Stanley Black & Decker, Inc.	1,603	255,406

		1,400,964

Media - 1.8%
Altice USA, Inc., Class A (A)	4,258	116,499
Charter Communications, Inc., Class A (A)	1,498	775,155
Comcast Corp., Class A	21,985	949,532
Discovery, Inc., Class A (A) (C)	5,969	174,653
Discovery, Inc., Class C (A)	6,515	180,921
ViacomCBS, Inc., Class B	1,490	50,854

		2,247,614

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	3,524	39,116
Newmont Corp.	1,278	57,587

		96,703

Multi-Utilities - 0.5%
CMS Energy Corp.	5,693	390,027
Sempra Energy	1,053	169,154

		559,181

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.1%
Target Corp.	1,397	$ 154,704

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	8,209	879,512
Diamondback Energy, Inc.	2,712	201,773
EOG Resources, Inc.	6,151	448,469
Exxon Mobil Corp.	2,170	134,800
Marathon Petroleum Corp.	6,827	372,072
ONEOK, Inc.	5,328	398,907
Phillips 66	350	31,980
Pioneer Natural Resources Co.	2,523	340,605

		2,808,118

Pharmaceuticals - 2.6%
Allergan PLC	791	147,632
Bristol-Myers Squibb Co.	11,619	731,416
Eli Lilly & Co.	3,922	547,668
Johnson & Johnson	4,799	714,427
Merck & Co., Inc.	9,949	850,043
Pfizer, Inc.	4,722	175,847

		3,167,033

Professional Services - 0.0% (B)
Verisk Analytics, Inc.	230	37,368

Road & Rail - 1.2%
CSX Corp.	2,880	219,859
Kansas City Southern	2,552	430,497
Lyft, Inc., Class A (A)	983	46,673
Norfolk Southern Corp.	3,053	635,665
Union Pacific Corp.	1,051	188,571

		1,521,265

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (A)	10,097	474,559
Analog Devices, Inc.	5,458	599,016
Intel Corp.	1,993	127,412
Micron Technology, Inc. (A)	670	36,009
NVIDIA Corp.	2,387	564,358
NXP Semiconductors NV	2,746	348,358
Teradyne, Inc.	3,809	251,356
Texas Instruments, Inc.	6,962	839,965

		3,241,033

Software - 4.6%
Intuit, Inc.	2,044	573,097
Microsoft Corp.	25,251	4,298,478
salesforce.com, Inc. (A)	4,178	761,691

		5,633,266

Specialty Retail - 2.2%
AutoZone, Inc. (A)	408	431,648
Best Buy Co., Inc.	4,567	386,779
Home Depot, Inc.	2,988	681,563
Lowe’s Cos., Inc.	4,718	548,420
O’Reilly Automotive, Inc. (A)	378	153,506
Ross Stores, Inc.	1,960	219,893
TJX Cos., Inc.	5,506	325,074

		2,746,883

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	12,629	$ 3,908,802
HP, Inc.	9,007	192,029

		4,100,831

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	5,619	541,110
Ralph Lauren Corp.	720	81,720

		622,830

Tobacco - 0.8%
Altria Group, Inc.	5,210	247,631
Philip Morris International, Inc.	8,425	696,748

		944,379

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	1,111	87,980

Total Common Stocks (Cost $58,618,141)		72,814,313

PREFERRED STOCK - 0.0% (B)
Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	320	7,968

Total Preferred Stock (Cost $8,784)		7,968

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 2.75% (D), 07/18/2027 (E)	$ 250,000	250,199
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	43,921	44,248
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	42,699	42,720
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.04% (D), 10/18/2030 (E)	250,000	250,087
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	148,865	162,443
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	151,705	158,825
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	92,057	95,285
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	27,247	27,251
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	28,187	28,165

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (E)	$ 380,000	$ 381,589
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (E)	100,000	100,743
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.01% (D), 01/20/2031 (E)	200,000	199,912
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (E)	118,000	118,569
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (E)	118,000	119,257
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	107,243	108,232
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	148,258	151,219
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.10% (D), 07/20/2030 (E)	250,000	250,291
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, Zero Coupon (D), 07/20/2030 (E) (F)	250,000	250,000
Sierra Timeshare Receivables Funding LLC
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	17,332	17,373
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	116,582	118,129
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	57,440	57,646
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	60,446	60,560
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	53,843	54,081
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	106,412	107,684
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	57,443	58,262
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	200,865	203,860
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	124,085	126,379
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	192,887	201,440
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	108,810	112,228
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	145,000	147,204
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	29,467	29,505
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	73,064	74,087

Total Asset-Backed Securities (Cost $4,057,121)		4,107,473

	Principal	Value
CORPORATE DEBT SECURITIES - 13.7%
Aerospace & Defense - 0.1%
Boeing Co.
3.50%, 03/01/2039	$ 101,000	$ 106,036
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	54,000	56,297

		162,333

Airlines - 0.5%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	28,000	30,398
3.20%, 12/15/2029	53,990	57,501
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	248,049	270,248
JetBlue Pass-Through Trust
2.75%, 11/15/2033	97,000	100,625
United Airlines Pass-Through Trust
3.75%, 03/03/2028	203,457	218,879

		677,651

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	92,000	97,935

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (C)	69,000	71,822
General Motors Co.
4.88%, 10/02/2023 (C)	26,000	28,185
6.25%, 10/02/2043	17,000	20,090

		120,097

Banks - 2.1%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	263,000	279,415
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	69,000	74,059
Barclays Bank PLC
10.18%, 06/12/2021 (E)	147,000	162,669
BNP Paribas SA
4.40%, 08/14/2028 (E)	251,000	284,794
CIT Group, Inc.
4.13%, 03/09/2021	10,000	10,160
Citigroup, Inc.
Fixed until 01/29/2030, 2.67% (D), 01/29/2031 (C)	58,000	58,712
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	95,000	99,968
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	90,000	96,805
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	299,734
Credit Agricole SA
3.25%, 01/14/2030 (E)	250,000	257,721
Discover Bank
3.45%, 07/27/2026	250,000	264,383
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	65,000	69,022
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	140,000	148,770
4.13%, 12/15/2026	138,000	154,421
6.40%, 05/15/2038	72,000	106,688

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	$ 186,000	$ 204,587
Fixed until 06/15/2024 (G), 5.90% (D),	45,000	48,919

		2,620,827

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025 (C)	41,000	45,221
4.44%, 10/06/2048	108,000	127,894
4.75%, 01/23/2029 (C)	87,000	102,948
Constellation Brands, Inc.
3.15%, 08/01/2029	45,000	46,864
3.70%, 12/06/2026	18,000	19,580
Pernod Ricard SA
5.75%, 04/07/2021 (E)	128,000	133,967

		476,474

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 05/14/2026 (C)	52,000	54,485
4.05%, 11/21/2039 (C) (E)	45,000	48,964
Gilead Sciences, Inc.
4.15%, 03/01/2047 (C)	27,000	31,225

		134,674

Capital Markets - 0.8%
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	101,000	106,126
6.75%, 10/01/2037	73,000	104,296
Lazard Group LLC
4.50%, 09/19/2028	104,000	118,908
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031, MTN	90,000	91,463
3.70%, 10/23/2024, MTN	141,000	151,994
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	22,000	24,188
5.00%, 11/24/2025	66,000	75,466
UBS AG
7.63%, 08/17/2022	250,000	282,255

		954,696

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	123,000	132,563
Waste Connections, Inc.
2.60%, 02/01/2030	63,000	63,772

		196,335

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	92,000	93,380

Construction & Engineering - 0.5%
SBA Tower Trust
2.84%, 01/15/2025 (E)	333,000	344,676
2.88%, 07/15/2046 (E)	58,000	58,370
3.17%, 04/09/2047 (E)	110,000	111,933
3.45%, 03/15/2048 (E)	78,000	81,688

		596,667

Construction Materials - 0.3%
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	200,000	230,184

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	$ 90,000	$ 96,630
4.25%, 12/15/2047	27,000	29,917

		356,731

Consumer Finance - 0.3%
Ally Financial, Inc.
3.88%, 05/21/2024	57,000	60,111
4.13%, 03/30/2020	120,000	120,411
American Express Co.
4.05%, 12/03/2042	44,000	54,075
BMW US Capital LLC
2.80%, 04/11/2026 (E)	72,000	74,428
Capital One Financial Corp.
3.30%, 10/30/2024	80,000	84,391
Discover Financial Services
3.75%, 03/04/2025	1,000	1,067

		394,483

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	14,000	15,860

Diversified Financial Services - 0.1%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	134,000	138,703
Kaupthing Bank
7.63%, 02/28/2020 (E) (H) (I) (J)	710,000	0

		138,703

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.40%, 05/15/2025	114,000	120,960
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	40,000	39,709
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	74,000	79,128
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	66,000	67,802
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	24,420
Verizon Communications, Inc.
3.50%, 11/01/2024	118,000	126,448
5.50%, 03/16/2047	164,000	228,819

		687,286

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	96,000	102,656
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	38,000	49,763
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	197,000	210,470
Duke Energy Progress LLC
3.60%, 09/15/2047	70,000	77,381
Entergy Arkansas LLC
3.70%, 06/01/2024	53,000	56,878
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	10,000	10,494
5.30%, 06/01/2042	22,000	30,167
PacifiCorp.
3.60%, 04/01/2024	67,000	71,644
5.75%, 04/01/2037	22,000	30,365

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	$ 123,000	$ 129,726

		769,544

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
2.80%, 02/15/2030	69,000	69,989
Arrow Electronics, Inc.
3.88%, 01/12/2028	92,000	97,021
Jabil, Inc.
3.60%, 01/15/2030	44,000	45,195
Keysight Technologies, Inc.
4.60%, 04/06/2027	139,000	158,136

		370,341

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	100,000	107,796
Schlumberger Investment SA
3.65%, 12/01/2023	29,000	30,935

		138,731

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1
3.65%, 03/15/2048 (E)	120,000	129,109
CBL & Associates, LP
5.25%, 12/01/2023 (C)	68,000	40,800
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	32,000	32,462
EPR Properties
4.75%, 12/15/2026 (C)	104,000	115,720
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	59,000	60,972
Healthpeak Properties, Inc.
3.50%, 07/15/2029	51,000	54,566
Highwoods Realty, LP
3.05%, 02/15/2030 (C)	75,000	76,661
Kilroy Realty, LP
4.25%, 08/15/2029	89,000	99,627
Life Storage, LP
4.00%, 06/15/2029	52,000	57,165
Service Properties Trust
5.00%, 08/15/2022	92,000	96,953
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	88,000	98,164
WEA Finance LLC
4.13%, 09/20/2028 (E)	93,000	103,210

		965,409

Food & Staples Retailing - 0.2%
Sysco Corp.
3.30%, 07/15/2026	70,000	75,365
Walmart, Inc.
3.63%, 12/15/2047	118,000	134,839

		210,204

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.75%, 11/30/2026	22,000	24,423

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	$ 200,000	$ 207,184
Boston Scientific Corp.
4.70%, 03/01/2049	73,000	91,935

		323,542

Health Care Providers & Services - 0.3%
Cigna Corp.
3.25%, 04/15/2025 (E)	63,000	66,060
CVS Health Corp.
2.13%, 06/01/2021	21,000	21,099
4.10%, 03/25/2025	25,000	27,186
HCA, Inc.
4.13%, 06/15/2029	31,000	33,548
5.25%, 04/15/2025	18,000	20,447
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	101,000	102,369
Quest Diagnostics, Inc.
4.20%, 06/30/2029	102,000	115,043

		385,752

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	82,000	86,406

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	80,000	86,288
General Electric Co.
6.88%, 01/10/2039, MTN	17,000	24,073

		110,361

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	62,000	69,801
4.25%, 03/15/2029	51,000	57,858
Athene Global Funding
3.00%, 07/01/2022 (E)	81,000	82,967
CNA Financial Corp.
3.90%, 05/01/2029	57,000	63,284
Markel Corp.
3.35%, 09/17/2029	170,000	179,795
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	158,000	172,107

		625,812

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	200,000	215,682
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	97,000	101,373

		317,055

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc.
3.60%, 06/01/2026 (C)	45,000	49,079
Expedia Group, Inc.
3.25%, 02/15/2030 (E)	40,000	39,319
3.80%, 02/15/2028	72,000	74,679

		163,077

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029 (C)	$ 38,000	$ 42,470
Fiserv, Inc.
3.50%, 07/01/2029 (C)	69,000	74,352

		116,822

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	40,000	53,382

Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 01/15/2024	6,000	6,128
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	49,000	52,436
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (C) (E)	35,000	36,050
NBCUniversal Media LLC
4.38%, 04/01/2021	182,000	187,714
4.45%, 01/15/2043	42,000	50,280

		332,608

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	200,000	213,880
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (C)	45,000	45,900

		259,780

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	79,000	84,731
CMS Energy Corp.
3.88%, 03/01/2024	19,000	20,286
4.88%, 03/01/2044	29,000	36,827
Dominion Energy, Inc.
2.58%, 07/01/2020	69,000	69,204
DTE Electric Co.
4.30%, 07/01/2044	90,000	110,242
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	8,000	8,163

		329,453

Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	193,000	204,369
Energy Transfer Operating, LP
5.15%, 03/15/2045	148,000	153,641
5.95%, 10/01/2043	31,000	34,549
Enterprise Products Operating LLC
4.25%, 02/15/2048	115,000	125,350
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	58,000	62,138
Nexen, Inc.
5.88%, 03/10/2035	10,000	13,290
Noble Energy, Inc.
3.25%, 10/15/2029	119,000	119,747
Occidental Petroleum Corp.
5.55%, 03/15/2026	68,000	78,593
Petroleos Mexicanos
6.84%, 01/23/2030 (E)	139,000	150,606
7.69%, 01/23/2050 (E)	17,000	18,676

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	$ 108,000	$ 107,401
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	46,000	49,237
Shell International Finance BV
2.50%, 09/12/2026 (C)	114,000	118,107
3.75%, 09/12/2046	34,000	38,299
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	32,000	33,851
4.63%, 03/01/2034	31,000	36,448
Western Midstream Operating, LP
4.05%, 02/01/2030 (C)	41,000	40,868
Williams Cos., Inc.
5.40%, 03/04/2044	31,000	34,968
7.88%, 09/01/2021	29,000	31,574

		1,451,712

Pharmaceuticals - 0.4%
AstraZeneca PLC
2.38%, 06/12/2022	72,000	73,174
4.00%, 01/17/2029	28,000	31,827
4.38%, 08/17/2048	38,000	47,302
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	200,000	225,082
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (C) (E)	42,000	44,676
Merck & Co., Inc.
3.40%, 03/07/2029 (C)	46,000	50,852

		472,913

Professional Services - 0.0% (B)
Equifax, Inc.
2.60%, 12/01/2024	57,000	58,550

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (E)	120,000	129,865
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	15,000	15,572
3.75%, 04/01/2024	10,000	10,770
CSX Corp.
3.80%, 11/01/2046	50,000	55,131

		211,338

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.
2.88%, 05/11/2024	76,000	79,702
KLA Corp.
4.10%, 03/15/2029	68,000	76,340
Lam Research Corp.
3.75%, 03/15/2026 (C)	78,000	85,295
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (E)	53,000	58,638
QUALCOMM, Inc.
3.25%, 05/20/2027	91,000	97,765
Sensata Technologies, Inc, Co.
4.38%, 02/15/2030 (E)	50,000	50,678

		448,418

Software - 0.1%
Adobe, Inc.
2.15%, 02/01/2027 (F)	67,000	67,913

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Microsoft Corp.
3.30%, 02/06/2027 (C)	$ 45,000	$ 49,264
PTC, Inc.
4.00%, 02/15/2028 (F)	13,000	13,130

		130,307

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	92,000	95,307
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	66,000	77,070
Western Digital Corp.
4.75%, 02/15/2026 (C)	120,000	128,100

		300,477

Tobacco - 0.1%
Altria Group, Inc.
4.80%, 02/14/2029	64,000	72,536
BAT Capital Corp.
3.22%, 08/15/2024	96,000	99,802

		172,338

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (E)	53,000	55,934

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	206,232
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	42,717
3.72%, 07/15/2043 (E)	105,000	109,530
Sprint Corp.
7.88%, 09/15/2023 (C)	42,000	44,620

		403,099

Total Corporate Debt Securities (Cost $15,993,264)		16,987,497

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.2%
Colombia Government International Bond
4.50%, 01/28/2026	200,000	220,476

Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	200,000	222,666

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	116,000	122,960

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	100,000	127,850

Total Foreign Government Obligations (Cost $653,637)		693,952

MORTGAGE-BACKED SECURITIES - 4.3%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	168,240	110,546

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	$ 140,000	$ 140,048
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	315,000	313,611
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	245,000	246,573
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	24,969	26,626
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	70,000
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	165,677
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	58,782	59,931
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	78,708	80,205
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	120,000	131,111
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	100,555
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	328,681
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	100,000	101,191
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	132,000	134,571
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.45% (D), 12/27/2035 (E)	103,978	103,597
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	150,000	156,809
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.41% (D), 03/18/2035	59,407	59,755
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	292,692
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 2.46% (D), 10/25/2034	36,668	36,817
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.67% (D), 08/25/2037	114,980	99,284
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.30% (D), 10/25/2028	22,564	22,717
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	360,000	360,452
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	102,881	102,938

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.08% (D), 08/15/2034 (E)	$ 333,016	$ 333,013
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	58,471	59,845
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	27,559	28,877
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	71,690	74,262
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	50,095	52,449
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	48,257	49,759
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	101,923	107,412
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	171,729	180,609
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	67,674	71,625
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	229,309	237,873
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	212,536	218,856
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	202,545
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.59% (D), 01/11/2037 (E)	130,000	133,249
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.36% (D), 01/19/2034	55,626	55,232
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	225,000	231,611

Total Mortgage-Backed Securities (Cost $5,234,963)		5,281,604

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	24,624
State of California, General Obligation Unlimited
7.30%, 10/01/2039	50,000	79,942
7.60%, 11/01/2040	55,000	95,700
7.95%, 03/01/2036	95,000	95,463
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	10,000	13,760

		309,489

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	14,323

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 14,000	$ 23,086

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	22,196
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	15,000	23,520
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	13,193
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	27,865

		86,774

Total Municipal Government Obligations (Cost $393,760)		433,672

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 5.03% (D), 02/01/2041	4,412	4,577
5.50%, 06/01/2041	17,822	20,014
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	377,104	393,907
3.01%, 07/25/2025	388,000	412,898
3.06% (D), 07/25/2023 - 08/25/2024	455,000	480,069
Federal National Mortgage Association
3.33% (D), 10/25/2023	46,546	48,998
3.50%, 11/01/2028 - 01/01/2029	71,609	75,576
4.00%, 10/01/2025 - 06/01/2042	46,059	48,994
4.50%, 02/01/2025 - 06/01/2026	52,142	54,948
12-Month LIBOR + 1.75%, 4.82% (D), 03/01/2041	4,153	4,323
12-Month LIBOR + 1.82%, 4.90% (D), 03/01/2041	1,746	1,829
5.00%, 04/01/2039 - 11/01/2039	168,207	187,754
5.50%, 09/01/2036 - 12/01/2041	236,125	266,905
6.00%, 02/01/2038 - 06/01/2041	247,376	284,859
6.50%, 05/01/2040	32,910	37,689
Government National Mortgage Association, Interest Only STRIPS
0.80% (D), 02/16/2053	172,311	8,328
Uniform Mortgage-Backed Security
2.50%, TBA (F)	517,000	526,290
3.00%, TBA (F)	3,070,000	3,139,860
3.50%, TBA (F)	2,814,000	2,904,173
4.00%, TBA (F)	1,088,000	1,136,941

Total U.S. Government Agency Obligations (Cost $9,936,367)		10,038,932

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.6%
U.S. Treasury - 8.4%
U.S. Treasury Bond
2.25%, 08/15/2046	$ 123,000	$ 128,525
2.50%, 02/15/2045 - 05/15/2046	514,000	561,834
2.75%, 08/15/2042 - 11/15/2047	1,013,500	1,160,457
2.88%, 08/15/2045	166,000	194,090
3.00%, 05/15/2042 - 08/15/2048	247,100	296,142
3.13%, 05/15/2048	17,000	21,069
3.50%, 02/15/2039	369,000	469,135
3.63%, 02/15/2044	1,105,300	1,446,259
4.50%, 02/15/2036	140,000	194,737
4.75%, 02/15/2037	535,000	773,180
5.25%, 02/15/2029	177,000	233,184
U.S. Treasury Note
1.13%, 06/30/2021 - 09/30/2021	255,000	253,919
1.50%, 08/15/2026	145,000	145,731
1.63%, 08/15/2022 - 08/15/2029	868,800	877,172
1.75%, 11/30/2021	163,000	164,140
1.88%, 11/30/2021	155,000	156,453
2.00%, 01/15/2021 - 02/15/2025	637,000	646,987
2.25%, 11/15/2027	174,300	184,479
2.38%, 05/15/2029	194,000	208,649
2.50%, 08/15/2023	156,000	162,405
2.63%, 08/15/2020 - 02/15/2029	686,900	718,812
2.88%, 05/15/2028 - 05/15/2049	937,500	1,085,528
3.13%, 11/15/2028	249,500	282,900

		10,365,787

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	88,407	101,582
2.50%, 01/15/2029	326,728	403,302
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	950,311	980,352

		1,485,236

Total U.S. Government Obligations (Cost $10,906,340)		11,851,023

COMMERCIAL PAPER - 5.3%
Banks - 1.0%
Banco Santander SA
1.99% (K), 02/10/2020	325,000	324,842
Manhattan Asset Funding Co. LLC
1.68% (K), 02/24/2020	400,000	399,578
Natixis
1.89% (K), 02/04/2020	474,000	473,926

		1,198,346

Capital Markets - 0.3%
Cedar Springs Capital Co. LLC
2.04% (K), 03/16/2020	400,000	399,022

Commercial Services & Supplies - 0.2%
Charta LLC
1.88% (K), 03/02/2020	300,000	299,538

Diversified Financial Services - 3.8%
Anglesea Funding PLC
1.89% (K), 02/03/2020	300,000	299,969
Barton Capital Corp.
1.73% (K), 04/21/2020	250,000	249,056
1.88% (K), 02/13/2020	250,000	249,846

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Bennington Stark Capital Co. LLC
1.92% (K), 02/19/2020	$ 450,000	$ 449,577
Chariot Funding LLC
1.87% (K), 03/03/2020	300,000	299,525
Gotham Funding Corp.
1.99% (K), 03/10/2020	300,000	299,383
Jupiter Securitization Co. LLC
1.78% (K), 04/13/2020	400,000	398,600
Kells Funding LLC
1.73% (K), 04/21/2020	450,000	448,300
Liberty Funding LLC
1.85% (K), 04/01/2020	425,000	423,711
Mont Blanc Capital Corp.
1.91% (K), 02/12/2020	250,000	249,857
Nieuw Amsterdam Receivables Corp.
1.73% (K), 04/06/2020	325,000	324,002
Sheffield Receivables Corp.
1.91% (K), 02/19/2020	450,000	449,579
Starbird Funding Corp.
1.88% (K), 02/13/2020	300,000	299,815
Victory Receivables
1.99% (K), 03/10/2020	250,000	249,485

		4,690,705

Total Commercial Paper (Cost $6,587,611)		6,587,611

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
1.54% (K), 02/06/2020 - 04/02/2020	1,000,000	997,814
1.55% (K), 02/13/2020	175,000	174,911

Total Short-Term U.S. Government Obligations (Cost $1,172,725)		1,172,725

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (K)	1,861,420	1,861,420

Total Other Investment Company (Cost $1,861,420)		1,861,420

Total Investments (Cost $115,424,133)		131,838,190
Net Other Assets (Liabilities) - (6.6)%		(8,155,995)

Net Assets - 100.0%		$ 123,682,195

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	6	03/20/2020	$ 994,862	$ 967,200	$ —	$ (27,662)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$72,814,313	$—	$—	$72,814,313
Preferred Stock	7,968	—	—	7,968
Asset-Backed Securities	—	4,107,473	—	4,107,473
Corporate Debt Securities	—	16,987,497	0	16,987,497
Foreign Government Obligations	—	693,952	—	693,952
Mortgage-Backed Securities	—	5,281,604	—	5,281,604
Municipal Government Obligations	—	433,672	—	433,672
U.S. Government Agency Obligations	—	10,038,932	—	10,038,932
U.S. Government Obligations	—	11,851,023	—	11,851,023
Commercial Paper	—	6,587,611	—	6,587,611
Short-Term U.S. Government Obligations	—	1,172,725	—	1,172,725
Other Investment Company	1,861,420	—	—	1,861,420

Total Investments	$74,683,701	$57,154,489	$0	$131,838,190

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(27,662)	$—	$—	$(27,662)

Total Other Financial Instruments	$(27,662)	$—	$—	$(27,662)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,821,818. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $13,421,325, representing 10.9% of the Fund’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Security deemed worthless.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the value of the security is $0, representing 0.00% of the Fund’s net assets.
(K)	Rates disclosed reflect the yields at January 31, 2020.
(L)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 788,337	$ 867,200
Avid Automobile Receivables Trust
Series 2019-1, Class A,
2.62%, 02/15/2024 (A)	1,553,275	1,556,405
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 2.97% (B), 05/17/2031 (A)	2,500,000	2,486,505
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.02% (B), 07/18/2027 (A)	525,000	525,008
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	252,543	254,423
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,176,172	1,176,749
CARS-DB4, LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,230,000	1,230,000
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	6,010,000	6,030,674
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.04% (B), 10/18/2030 (A)	5,000,000	5,001,735
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 3.08% (B), 04/15/2027 (A)	2,810,000	2,810,441
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,721
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%, 1.94% (B), 09/25/2036	593,418	593,190
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	2,201,826	2,232,814
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/26/2049 (A)	2,765,000	2,828,426
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.33%, 1.99% (B), 01/25/2036	1,365,941	881,557
Hertz Vehicle Financing II, LP
Series 2017-2A, Class A,
3.29%, 10/25/2023 (A)	1,100,000	1,135,552
Series 2019-3A, Class B,
3.03%, 12/26/2025 (A)	4,975,000	5,067,536
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	1,297,768	1,342,438

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.18% (B), 07/15/2026 (A)	$ 4,400,000	$ 4,402,240
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	634,397	667,015
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,615,270	1,807,779
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.35%, 2.01% (B), 12/25/2035	1,185,258	1,255,828
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.17% (B), 04/15/2029 (A)	7,050,000	7,054,026
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 3.28% (B), 10/15/2026 (A)	2,000,000	2,000,642
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	1,871,657	1,882,300
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	3,738,510	3,837,589
NADG NNN Operating, LP
Series 2019-1, Class A,
3.37%, 12/28/2049 (A)	5,447,729	5,508,675
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (A)	9,790,000	9,830,940
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (A)	11,475,000	11,560,263
Series 2019-T3, Class CT3,
2.71%, 09/15/2052 (A)	2,000,000	2,014,793
Series 2019-T4, Class BT4,
2.46%, 10/15/2051 (A)	600,000	601,744
Series 2019-T4, Class CT4,
2.51%, 10/15/2051 (A)	3,000,000	3,008,711
Series 2019-T4, Class DT4,
2.80%, 10/15/2051 (A)	4,250,000	4,262,252
NRZ Advance Receivables Trust
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	100,000	100,890
Series 2019-T1, Class BT1,
2.84%, 07/15/2052 (A)	3,255,000	3,284,052
Series 2019-T1, Class DT1,
3.33%, 07/15/2052 (A)	4,732,000	4,780,041
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (A)	3,542,000	3,559,089
Series 2019-T1, Class BT1,
2.66%, 08/15/2050 (A)	467,000	469,249
Series 2019-T1, Class CT1,
2.81%, 08/15/2050 (A)	583,000	585,806
Series 2019-T1, Class DT1,
3.11%, 08/15/2050 (A)	636,000	639,056
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (A)	3,574,000	3,612,061

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust (continued)
Series 2019-T2, Class BT2,
2.65%, 08/15/2051 (A)	$ 800,000	$ 808,453
Series 2019-T2, Class CT2,
2.75%, 08/15/2051 (A)	1,172,000	1,184,365
Series 2019-T2, Class DT2,
3.04%, 08/15/2051 (A)	1,373,000	1,387,416
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	221,822	221,536
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	617,462	623,153
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,205,456	1,223,522
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	780,303	795,887
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	780,299	796,746
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 3.50% (B), 10/22/2030 (A)	3,750,000	3,751,414
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	1,593,490	1,655,114
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,713,753	1,777,589
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	1,248,369	1,264,958
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	1,819,217	1,831,678
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	1,845,802	1,867,420
Small Business Lending Trust
Series 2019-A, Class A,
2.85%, 07/15/2026 (A)	4,758,992	4,766,408
Sofi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	313,794	314,882
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.16%, 1.82% (B), 11/25/2036	938,893	925,347
SPS Servicer Advanced Receivables Trust
Series 2019-T1, Class DT1,
2.63%, 10/15/2051 (A)	900,000	903,404
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (A)	7,215,000	7,267,156
STORE Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	4,360,909	4,457,355
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	895,221	946,633
STORE Master Funding I-VII and XIV
Series 2019-1, Class A3,
3.32%, 11/20/2049 (A)	1,142,048	1,160,283
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	779,611	824,109
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 3.12% (B), 07/20/2027 (A)	1,440,000	1,441,090

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 3.17% (B), 04/20/2028 (A)	$ 1,250,000	$ 1,249,503
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	296,914	296,899
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	785,425	794,814
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,236,745	1,254,390
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,223,792	1,246,528
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,562,756	2,600,968
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	4,433,639	4,544,235
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	8,213,122	8,577,325
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	3,215,378	3,297,524
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	14,367,096	15,156,736
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	3,090,000	3,159,531
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	588,159	589,718
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	1,791,374	1,819,573
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 3.40% (B), 10/20/2028 (A)	4,975,000	4,975,950

Total Asset-Backed Securities (Cost $200,474,360)		204,512,027

CORPORATE DEBT SECURITIES - 46.1%
Aerospace & Defense - 0.2%
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	1,597,000	1,664,934
Northrop Grumman Corp.
3.20%, 02/01/2027	738,000	785,837

		2,450,771

Airlines - 1.5%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	558,192	571,917
American Airlines Pass-Through Trust
3.15%, 08/15/2033	2,621,000	2,845,451
3.70%, 04/01/2028	1,365,875	1,468,440
4.00%, 01/15/2027	2,033,899	2,167,799
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	94,358	99,403
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,748,412
4.75%, 11/07/2021	966,898	974,144
6.82%, 02/10/2024	1,339,137	1,458,981
JetBlue Pass-Through Trust
2.75%, 11/15/2033	2,848,000	2,954,448
United Airlines Holdings, Inc.
4.25%, 10/01/2022	1,500,000	1,552,950
4.88%, 01/15/2025 (C)	1,500,000	1,582,500

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
2.70%, 11/01/2033	$ 1,051,000	$ 1,089,707
3.75%, 03/03/2028	1,597,486	1,718,576
4.15%, 02/25/2033	2,178,800	2,439,278
US Airways Pass-Through Trust
3.95%, 05/15/2027	287,038	307,720

		22,979,726

Auto Components - 0.3%
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	3,308,000	3,548,167
Weichai International Hong Kong Energy Group Co., Ltd.
Fixed until 09/14/2022 (D), 3.75% (B) (E)	1,600,000	1,612,816

		5,160,983

Automobiles - 0.2%
General Motors Co.
6.25%, 10/02/2043	2,723,000	3,218,047

Banks - 6.9%
Banco Santander SA
2.71%, 06/27/2024	3,400,000	3,494,272
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	2,350,000	2,496,675
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	6,296,000	6,757,583
5.88%, 02/07/2042, MTN	891,000	1,294,042
Barclays Bank PLC
10.18%, 06/12/2021 (A)	2,164,000	2,394,664
Barclays PLC
Fixed until 02/15/2022, 4.61% (B), 02/15/2023	1,317,000	1,380,112
5.20%, 05/12/2026	4,372,000	4,921,884
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	5,467,842
6.50%, 03/10/2021 (A)	1,105,000	1,151,963
6.75%, 09/30/2022 (A)	1,500,000	1,646,250
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (B) (C)	2,429,000	2,580,813
BPCE SA
3.50%, 10/23/2027 (A)	2,046,000	2,173,158
CIT Bank NA
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	3,010,000	3,032,575
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	2,836,000	2,984,304
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	3,408,000	3,665,669
Fixed until 09/12/2024 (D), 5.00% (B)	2,894,000	3,027,442
Commerzbank AG
8.13%, 09/19/2023 (A)	2,891,000	3,398,167
Credit Agricole SA
2.38%, 01/22/2025 (A)	6,243,000	6,333,142
3.25%, 01/14/2030 (A)	4,842,000	4,991,543
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	3,008,000	3,113,130

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank
3.45%, 07/27/2026	$ 2,949,000	$ 3,118,660
4.65%, 09/13/2028	2,953,000	3,399,028
HSBC Holdings PLC
Fixed until 09/17/2024 (D), 6.38% (B) (C)	3,343,000	3,631,334
ING Bank NV
5.80%, 09/25/2023 (A)	963,000	1,078,661
Intesa Sanpaolo SpA
4.00%, 09/23/2029 (A) (C)	2,974,000	3,137,614
5.02%, 06/26/2024 (A)	595,000	631,814
JPMorgan Chase & Co.
4.13%, 12/15/2026	4,486,000	5,019,806
Fixed until 02/01/2025 (D), 4.60% (B)	5,603,000	5,710,578
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A) (C)	4,905,000	5,215,263
Truist Financial Corp.
Fixed until 09/01/2024 (D), 4.80% (B) (C)	5,098,000	5,256,905
UniCredit SpA
6.57%, 01/14/2022 (A)	2,283,000	2,456,541
Wells Fargo & Co.
3-Month LIBOR + 3.77%, 5.66% (B), 03/15/2020 (D)	2,848,000	2,865,942
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	637,517

		108,464,893

Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	1,543,000	1,658,514
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	2,390,000	2,636,038
4.44%, 10/06/2048	844,000	999,465
4.75%, 01/23/2029	3,118,000	3,689,562
Constellation Brands, Inc.
2.65%, 11/07/2022	2,509,000	2,564,918
3.15%, 08/01/2029	1,041,000	1,084,119
3.70%, 12/06/2026	2,851,000	3,101,339
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	4,510,000	4,679,125
Pernod Ricard SA
4.45%, 01/15/2022 (A)	6,778,000	7,121,408
5.75%, 04/07/2021 (A)	777,000	813,222

		28,347,710

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	1,302,000	1,364,219
4.05%, 11/21/2039 (A)	1,324,000	1,440,621

		2,804,840

Building Products - 0.5%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	2,215,000	1,927,050
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	4,316,000	4,476,555
Owens Corning
7.00%, 12/01/2036	1,380,000	1,824,050

		8,227,655

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.8%
Bank of New York Mellon Corp.
Fixed until 06/20/2020 (D), 4.95% (B)	$ 1,556,000	$ 1,572,478
Charles Schwab Corp.
Fixed until 12/01/2027 (D), 5.00% (B) (C)	3,340,000	3,515,350
Credit Suisse AG
6.50%, 08/08/2023 (A)	3,070,000	3,434,562
Credit Suisse Group AG
Fixed until 08/21/2026 (D), 6.38% (A) (B)	2,297,000	2,546,799
Fixed until 09/12/2025 (D), 7.25% (A) (B)	2,165,000	2,454,569
Goldman Sachs Group, Inc.
3.85%, 01/26/2027	6,886,000	7,469,676
5.25%, 07/27/2021	3,202,000	3,364,506
Lazard Group LLC
4.50%, 09/19/2028	2,336,000	2,670,857
Morgan Stanley
Fixed until 01/22/2030, 2.70% (B), 01/22/2031, MTN	4,172,000	4,239,810
3.13%, 01/23/2023, MTN	755,000	783,388
4.00%, 07/23/2025, MTN	5,828,000	6,403,443
UBS AG
7.63%, 08/17/2022	2,433,000	2,746,906
UBS Group AG
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A)	1,377,000	1,438,941
Fixed until 08/10/2021 (D), 7.13% (B) (E)	1,055,000	1,115,502

		43,756,787

Chemicals - 0.7%
Mosaic Co.
4.05%, 11/15/2027 (C)	800,000	856,729
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,800,000	2,842,000
Nutrien, Ltd.
4.20%, 04/01/2029	2,514,000	2,827,636
Syngenta Finance NV
3.93%, 04/23/2021 (A)	3,855,000	3,935,297

		10,461,662

Commercial Services & Supplies - 0.4%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,358,000	1,412,320
5.25%, 08/01/2026 (A)	2,001,000	2,131,065
Stericycle, Inc.
5.38%, 07/15/2024 (A)	2,522,000	2,639,954

		6,183,339

Communications Equipment - 0.5%
CommScope, Inc.
5.50%, 03/01/2024 (A)	5,927,000	6,089,993
Nokia OYJ
3.38%, 06/12/2022	2,050,000	2,080,750

		8,170,743

Construction & Engineering - 1.1%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	1,019,700
9.88%, 04/01/2027 (A)	2,000,000	2,300,000
IHS Holdco BV
7.13%, 03/18/2025 (A)	1,565,000	1,659,244
8.00%, 09/18/2027 (A)	1,975,000	2,133,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
SBA Tower Trust
2.84%, 01/15/2025 (A)	$ 6,883,000	$ 7,124,343
2.88%, 07/15/2046 (A)	1,005,000	1,011,421
3.17%, 04/09/2047 (A)	880,000	895,462
3.45%, 03/15/2048 (A)	995,000	1,042,044

		17,185,214

Construction Materials - 0.6%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,580,000	2,738,530
LafargeHolcim Finance LLC
3.50%, 09/22/2026 (A)	4,266,000	4,450,240
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	2,300,000	2,469,428

		9,658,198

Consumer Finance - 1.5%
Ally Financial, Inc.
3.88%, 05/21/2024	2,830,000	2,984,461
8.00%, 03/15/2020	500,000	503,125
Altice Financing SA
7.50%, 05/15/2026 (A)	2,750,000	2,938,925
BMW US Capital LLC
2.80%, 04/11/2026 (A) (C)	4,540,000	4,693,121
Capital One Financial Corp.
3.30%, 10/30/2024	3,509,000	3,701,577
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,612,000	1,677,487
Navient Corp.
5.00%, 10/26/2020	2,050,000	2,078,700
Springleaf Finance Corp.
7.13%, 03/15/2026	2,000,000	2,294,700
8.25%, 12/15/2020	1,980,000	2,067,615

		22,939,711

Containers & Packaging - 0.7%
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	5,810,000	5,987,030
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,878,250	2,884,870
WRKCo, Inc.
3.90%, 06/01/2028	2,405,000	2,606,529

		11,478,429

Diversified Financial Services - 1.2%
Aircastle, Ltd.
4.25%, 06/15/2026	3,705,000	3,991,692
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	2,349,000	2,377,390
3.50%, 11/01/2027 (A)	1,166,000	1,191,797
7.13%, 10/15/2020 (A)	2,704,000	2,798,908
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	3,771,000	3,763,496
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	3,940,000	4,146,850

		18,270,133

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
3.40%, 05/15/2025	4,207,000	4,463,837
CenturyLink, Inc.
5.80%, 03/15/2022	3,035,000	3,198,981
6.45%, 06/15/2021	3,455,000	3,626,023
7.50%, 04/01/2024 (C)	1,750,000	1,974,578

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	$ 4,855,000	$ 5,191,451
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	3,328,000	3,418,854
Verizon Communications, Inc.
3.50%, 11/01/2024	870,000	932,284
4.13%, 03/16/2027	2,134,000	2,407,498
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	4,000,000	4,120,400

		29,333,906

Electric Utilities - 0.9%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	4,009,000	4,318,358
EDP Finance BV
3.63%, 07/15/2024 (A)	8,739,000	9,197,137
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	1,247,000	1,284,410

		14,799,905

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.
2.80%, 02/15/2030	2,182,000	2,213,259
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,657,000	1,704,211
Jabil, Inc.
3.60%, 01/15/2030	1,358,000	1,394,896
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,886,000	4,420,984

		9,733,350

Energy Equipment & Services - 0.2%
Noble Holding International, Ltd.
6.05%, 03/01/2041	1,736,000	572,880
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,737,000	1,872,416

		2,445,296

Equity Real Estate Investment Trusts - 2.1%
CBL & Associates, LP
5.25%, 12/01/2023 (C)	997,000	598,200
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	922,000	935,314
EPR Properties
3.75%, 08/15/2029	2,420,000	2,512,088
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	1,525,000	1,575,982
Healthpeak Properties, Inc.
3.88%, 08/15/2024	2,877,000	3,098,742
Highwoods Realty, LP
3.05%, 02/15/2030	3,244,000	3,315,847
4.20%, 04/15/2029	2,833,000	3,144,967
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,750,000	3,918,750
iStar, Inc.
4.25%, 08/01/2025	2,171,000	2,181,855
5.25%, 09/15/2022	1,946,000	1,986,138
Kilroy Realty, LP
4.75%, 12/15/2028	2,039,000	2,367,372
Life Storage, LP
4.00%, 06/15/2029	1,053,000	1,157,588
Service Properties Trust
4.65%, 03/15/2024	3,147,000	3,315,693
4.95%, 10/01/2029	1,321,000	1,388,730

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	$ 1,709,000	$ 1,906,392

		33,403,658

Food & Staples Retailing - 0.3%
Albertsons Cos., Inc. / Safeway, Inc.
4.63%, 01/15/2027 (A) (F)	4,110,000	4,167,047

Food Products - 0.3%
Post Holdings, Inc.
5.63%, 01/15/2028 (A)	2,000,000	2,115,000
Tyson Foods, Inc.
4.00%, 03/01/2026	2,658,000	2,929,107

		5,044,107

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
3.75%, 11/30/2026	690,000	766,004
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,053,000	2,126,742
Becton Dickinson and Co.
3-Month LIBOR + 0.88%, 2.84% (B), 12/29/2020	655,000	655,339
Boston Scientific Corp.
4.70%, 03/01/2049	1,604,000	2,020,045

		5,568,130

Health Care Providers & Services - 1.1%
Centene Corp.
4.25%, 12/15/2027 (A)	1,047,000	1,091,498
CHS / Community Health Systems, Inc.
8.00%, 03/15/2026 (A)	725,000	755,595
8.13%, 06/30/2024 (A)	116,000	104,225
Cigna Corp.
4.50%, 02/25/2026 (A)	1,028,000	1,148,538
CVS Health Corp.
4.78%, 03/25/2038	3,079,000	3,591,380
HCA, Inc.
4.13%, 06/15/2029	2,885,000	3,122,132
5.25%, 04/15/2025	2,342,000	2,660,361
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	2,991,000	3,031,553
Quest Diagnostics, Inc.
4.20%, 06/30/2029	2,067,000	2,331,323

		17,836,605

Hotels, Restaurants & Leisure - 1.6%
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	2,549,000	2,606,353
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	2,357,000	2,487,601
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	3,147,980
MGM Resorts International
5.75%, 06/15/2025	5,150,000	5,741,323
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	1,516,000	1,504,630
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	737,648
7.25%, 11/15/2029 (A)	796,000	853,710
8.25%, 03/15/2026 (A)	3,200,000	3,472,000

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	$ 4,525,000	$ 4,638,351

		25,189,596

Household Durables - 0.3%
Century Communities, Inc.
6.75%, 06/01/2027 (A) (G)	1,319,000	1,431,115
D.R. Horton, Inc.
4.38%, 09/15/2022	2,438,000	2,568,987
KB Home
7.63%, 05/15/2023	795,000	895,886

		4,895,988

Independent Power & Renewable Electricity Producers - 0.2%
Calpine Corp.
5.25%, 06/01/2026 (A)	1,250,000	1,290,750
NRG Energy, Inc.
7.25%, 05/15/2026	1,616,000	1,749,352

		3,040,102

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.
3.75%, 12/01/2027	2,784,000	3,002,838
General Electric Co.
Fixed until 01/21/2021 (D), 5.00% (B)	1,442,000	1,435,165

		4,438,003

Insurance - 1.3%
American International Group, Inc.
4.20%, 04/01/2028	1,970,000	2,217,871
4.25%, 03/15/2029	1,572,000	1,783,386
Aon Corp.
3.75%, 05/02/2029	3,831,000	4,220,632
CNA Financial Corp.
3.90%, 05/01/2029	1,187,000	1,317,855
Markel Corp.
5.00%, 05/20/2049	1,790,000	2,219,103
MetLife Capital Trust IV
7.88%, 12/15/2067 (A)	1,281,000	1,742,160
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	3,871,000	4,216,613
Swiss Re Finance SA
Fixed until 04/02/2029, 5.00% (B), 04/02/2049 (A)	2,978,000	3,383,753

		21,101,373

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	2,436,000	2,627,007
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,762,001

		4,389,008

Internet & Direct Marketing Retail - 0.2%
Expedia Group, Inc.
3.25%, 02/15/2030 (A)	1,779,000	1,748,696
3.80%, 02/15/2028	1,761,000	1,826,538

		3,575,234

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	$ 760,000	$ 849,389
Fiserv, Inc.
3.50%, 07/01/2029	1,443,000	1,554,931

		2,404,320

Leisure Products - 0.4%
Hasbro, Inc.
3.55%, 11/19/2026	4,192,000	4,368,002
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	378,414
6.75%, 12/31/2025 (A)	1,500,000	1,608,750

		6,355,166

Marine - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,933,529	3,163,224

Media - 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.13%, 07/01/2049	6,774,000	7,558,636
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024 (A)	1,055,000	1,148,631
Comcast Corp.
4.15%, 10/15/2028	3,221,000	3,694,999
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,111,500
6.75%, 11/15/2021	1,315,000	1,412,007
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	1,035,946
6.63%, 08/15/2027 (A) (C)	690,000	645,150
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,522,530
5.88%, 07/15/2022	5,865,000	6,158,250
6.75%, 06/01/2021	900,000	943,875
Time Warner Cable LLC
5.00%, 02/01/2020	914,000	914,000
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	2,250,000	2,250,000
6.75%, 09/15/2022 (A)	646,000	655,690
Ziggo BV
5.50%, 01/15/2027 (A)	2,750,000	2,915,000

		32,966,214

Metals & Mining - 0.2%
Teck Resources, Ltd.
6.25%, 07/15/2041	2,073,000	2,418,205

Multi-Utilities - 0.7%
Black Hills Corp.
3.05%, 10/15/2029	1,445,000	1,492,540
3.15%, 01/15/2027	1,625,000	1,681,632
4.25%, 11/30/2023	2,549,000	2,733,928
Dominion Energy, Inc.
2.58%, 07/01/2020	5,717,000	5,733,934

		11,642,034

Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy Partners, LP
4.50%, 10/01/2029 (A)	1,735,000	1,765,362

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.
11.50%, 01/01/2025 (A) (C)	$ 1,666,000	$ 1,340,630
Citgo Holding, Inc.
9.25%, 08/01/2024 (A)	700,000	749,000
Energy Transfer Operating, LP
6.00%, 06/15/2048	4,199,000	4,837,549
EnLink Midstream Partners, LP
5.05%, 04/01/2045	1,095,000	821,250
EQM Midstream Partners, LP
6.50%, 07/15/2048	2,310,000	2,038,587
Exxon Mobil Corp.
3.04%, 03/01/2026	2,584,000	2,747,460
Lukoil International Finance BV
6.66%, 06/07/2022 (A)	1,000,000	1,096,800
Noble Energy, Inc.
3.25%, 10/15/2029	3,234,000	3,254,305
NuStar Logistics, LP
4.80%, 09/01/2020	1,250,000	1,259,375
5.63%, 04/28/2027	2,000,000	2,060,000
6.00%, 06/01/2026	350,000	368,270
Occidental Petroleum Corp.
4.30%, 08/15/2039	938,000	974,040
5.55%, 03/15/2026	5,870,000	6,784,386
ONEOK Partners, LP
4.90%, 03/15/2025	1,134,000	1,266,955
Petroleos Mexicanos
6.50%, 01/23/2029 (C)	4,757,000	5,070,962
6.84%, 01/23/2030 (A)	3,538,000	3,833,423
7.69%, 01/23/2050 (A)	1,593,000	1,750,070
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	3,739,000	3,718,252
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	4,532,000	4,865,556
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.13%, 02/01/2025	4,000,000	4,120,000
Western Midstream Operating, LP
4.50%, 03/01/2028	1,792,000	1,809,271
YPF SA
8.50%, 07/28/2025 (A)	2,242,000	2,057,035

		58,588,538

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049 (A) (C)	1,560,000	1,668,233

Pharmaceuticals - 1.1%
Allergan Finance LLC
3.25%, 10/01/2022 (G)	1,361,000	1,404,314
AstraZeneca PLC
2.38%, 06/12/2022	2,650,000	2,693,217
4.00%, 01/17/2029	3,089,000	3,511,211
Bausch Health Cos., Inc.
5.88%, 05/15/2023 (A)	149,000	150,304
6.13%, 04/15/2025 (A)	2,000,000	2,057,240
7.00%, 01/15/2028 (A)	617,000	668,297
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,041,000	2,296,965
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (A)	807,000	858,416
Merck & Co., Inc.
3.40%, 03/07/2029	1,505,000	1,663,733
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	1,170,000	1,394,565

		16,698,262

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	$ 1,680,000	$ 1,725,690

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	3,369,000	3,645,966
Hertz Corp.
5.50%, 10/15/2024 (A) (C)	1,440,000	1,460,995

		5,106,961

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.
3.13%, 04/15/2021 (A)	5,000,000	5,071,967
KLA Corp.
4.10%, 03/15/2029	2,500,000	2,806,621
Lam Research Corp.
3.75%, 03/15/2026 (C)	1,283,000	1,402,995
Micron Technology, Inc.
4.64%, 02/06/2024	2,335,000	2,548,318
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (A)	1,683,000	1,862,044
QUALCOMM, Inc.
3.25%, 05/20/2027	1,314,000	1,411,683
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (A)	1,498,000	1,518,298

		16,621,926

Software - 0.2%
Adobe, Inc.
2.15%, 02/01/2027 (F)	2,095,000	2,123,560
PTC, Inc.
3.63%, 02/15/2025 (F)	846,000	853,402

		2,976,962

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.85%, 02/23/2023	3,488,000	3,613,371
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	3,601,000	4,205,001
Western Digital Corp.
4.75%, 02/15/2026 (C)	6,235,000	6,655,862

		14,474,234

Tobacco - 0.5%
Altria Group, Inc.
4.80%, 02/14/2029	1,634,000	1,851,951
BAT Capital Corp.
3.22%, 08/15/2024	1,554,000	1,615,540
4.76%, 09/06/2049	2,100,000	2,246,616
Imperial Brands Finance PLC
3.13%, 07/26/2024 (A)	2,211,000	2,263,991
Reynolds American, Inc.
7.25%, 06/15/2037	340,000	452,737

		8,430,835

Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.25%, 01/15/2023	3,479,000	3,508,978

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	964,000	1,017,368

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	$ 3,545,000	$ 3,605,522
3.72%, 07/15/2043 (A)	371,000	387,004
Sprint Corp.
7.25%, 09/15/2021	2,450,000	2,569,438
7.88%, 09/15/2023 (C)	6,500,000	6,905,535

		13,467,499

Total Corporate Debt Securities (Cost $692,358,655)		721,954,798

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	1,300,000	1,433,094

Costa Rica - 0.3%
Costa Rica Government International Bond
7.00%, 04/04/2044 (A)	4,350,000	4,608,825

Dominican Republic - 0.1%
Dominican Republic International Bond
5.50%, 01/27/2025 (E)	1,122,000	1,200,540

Ecuador - 0.1%
Ecuador Government International Bond
7.88%, 03/27/2025 (A)	1,920,000	1,641,600

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	2,780,000	3,113,128

Mongolia - 0.0% (H)
Mongolia Government International Bond
5.63%, 05/01/2023 (A)	470,000	479,870

Oman - 0.1%
Oman Government International Bond
5.63%, 01/17/2028 (A)	1,625,000	1,681,056

Qatar - 0.2%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,657,000	2,809,778

Saudi Arabia - 0.0% (H)
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	560,000	564,435

Total Foreign Government Obligations (Cost $17,106,869)		17,532,326

LOAN ASSIGNMENTS - 1.1%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.09% (B), 11/14/2022	7,668,069	7,644,107

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (B), 05/01/2025	$ 2,866,391	$ 2,879,527

Food & Staples Retailing - 0.1%
Albertsons LLC
Term Loan B7,
1-Month LIBOR + 2.75%, 4.40% (B), 11/17/2025	78,329	78,329
Term Loan B8,
1-Month LIBOR + 2.75%, 4.40% (B), 08/17/2026	535,958	536,724
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.19% (B), 07/29/2023	1,250,806	1,199,732

		1,814,785

Media - 0.3%
AVSC Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.93% (B), 03/03/2025	985,658	985,658
2-Month LIBOR + 3.25%, 5.03% (B), 03/03/2025	981,044	981,044
3-Month LIBOR + 3.25%, 5.21% (B), 03/03/2025	50,008	50,008
Term Loan B,
3-Month LIBOR + 4.50%, 6.18% (B), 10/15/2026	3,000,000	3,007,500

		5,024,210

Total Loan Assignments (Cost $17,225,594)		17,362,629

MORTGAGE-BACKED SECURITIES - 16.3%
20 Times Square Trust
Series 2018-20TS, Class C,
3.20% (B), 05/15/2035 (A)	2,400,000	2,460,179
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D,
1-Month LIBOR + 1.54%, 3.21% (B), 09/15/2034 (A)	3,000,000	3,005,681
AFN LLC
Series 2019-1A, Class A1,
3.78%, 05/20/2049 (A)	7,152,000	7,504,529
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 1.87% (B), 05/25/2035	742,894	712,795
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 1.88% (B), 05/25/2035	1,502,565	1,423,512
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 1.98% (B), 03/25/2036	1,571,353	1,419,491

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 1.79% (B), 03/25/2047	$ 532,490	$ 492,182
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	1,190,606	1,205,624
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 3.78% (B), 04/15/2035 (A)	3,988,000	3,989,223
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 3.48% (B), 09/15/2032 (A)	5,000,000	5,009,534
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	5,201,971
Series 2019-BPR, Class CNM,
3.84% (B), 11/05/2032 (A)	3,970,000	4,113,608
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 1.84% (B), 04/25/2037	309,112	258,760
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	240,000	240,082
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	2,345,000	2,334,657
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 2.88% (B), 08/15/2036 (A)	2,130,000	2,124,632
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.38% (B), 08/15/2036 (A)	2,130,000	2,132,638
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 4.18% (B), 08/15/2036 (A)	1,890,000	1,894,712
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 2.80% (B), 03/15/2037 (A)	7,065,000	7,047,240
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.11% (B), 03/15/2037 (A)	2,570,000	2,586,984
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 3.58% (B), 07/15/2035 (A)	4,065,000	4,064,946
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 3.13% (B), 10/15/2036 (A)	6,435,000	6,460,830
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.08% (B), 07/15/2034 (A)	5,185,000	5,188,184

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.08% (B), 07/15/2034 (A)	$ 1,687,713	$ 1,687,689
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 2.90% (B), 05/15/2035 (A)	1,900,000	1,899,402
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 3.68% (B), 11/15/2034 (A)	1,825,000	1,815,188
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 3.43% (B), 07/15/2030 (A)	2,200,000	2,197,814
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 1.93% (B), 04/25/2035	183,707	181,042
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 1.91% (B), 02/25/2036	307,491	284,094
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 3.18% (B), 11/15/2036 (A)	9,000,000	9,008,355
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 3.93% (B), 11/15/2036 (A)	5,750,000	5,757,152
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class C,
3.90%, 05/10/2036 (A)	2,380,000	2,494,603
Citigroup Mortgage Loan Trust
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	1,247,932	1,277,314
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	95,265	98,917
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	128,251	130,759
Colony Mortgage Capital, Ltd.
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 3.35% (B), 11/15/2038 (A)	5,700,000	5,667,979
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,268,335
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,163,785
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 2.98% (B), 12/15/2031 (A)	7,369,000	7,368,988
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 1.94% (B), 12/27/2036 (A)	680,380	672,543
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
4.10%, 12/10/2036 (A)	7,782,000	8,058,798
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	5,421,262

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust (continued)
Series 2019-SOHO, Class C,
1-Month LIBOR + 1.30%, 2.98% (B), 06/15/2036 (A)	$ 8,200,000	$ 8,202,406
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	2,053,976
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,692,960
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,559,624
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 1.79% (B), 05/25/2037	213,154	130,466
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 3.28% (B), 11/15/2036 (A)	3,334,627	3,337,766
ILPT Trust
Series 2019-SURF, Class C,
4.44% (B), 02/11/2041 (A)	1,930,000	2,155,935
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.67% (B), 08/25/2037	811,288	700,536
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.25%, 2.93% (B), 01/15/2033 (A)	3,835,000	3,830,264
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	2,000,000	1,762,732
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.70%, 3.44% (B), 11/15/2036 (A)	3,033,000	3,034,817
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
4.11% (B), 03/25/2036	1,271,953	1,025,578
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	1,552,078	1,620,329
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	9,275,016	9,548,265
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.08% (B), 07/15/2035 (A)	2,015,000	2,014,993
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
3.93% (B), 11/21/2035 (A)	752,982	764,478
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 2.86% (B), 10/15/2037 (A)	1,375,000	1,374,999
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 3.33% (B), 10/15/2037 (A)	5,710,000	5,724,268

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	$ 788,330	$ 824,850
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	2,307,538	2,431,808
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,731,364	1,832,842
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	1,221,492	1,284,657
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	893,470	945,237
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	3,381,647	3,570,051
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	8,701,028	9,095,283
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	6,075,792	6,302,684
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	9,838,623	10,131,228
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	7,649,712	7,881,774
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	5,236,529	5,388,215
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 1.93% (B), 02/25/2046	3,700,728	2,636,761
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 1.88% (B), 02/25/2046	98,104	35,108
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 1.87% (B), 06/25/2037	238,253	220,110
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	2,125,359	2,179,522
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.06% (B), 11/11/2034 (A)	1,405,489	1,406,333
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	12,582,674	12,928,470
VNDO Mortgage Trust
Series 2012-6AVE, Class E,
3.45% (B), 11/15/2030 (A)	4,000,000	4,070,258

Total Mortgage-Backed Securities (Cost $251,444,262)		255,025,596

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.4%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,400,000	2,238,376
7.95%, 03/01/2036	4,345,000	4,366,160

Total Municipal Government Obligations (Cost $6,549,556)		6,604,536

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.1%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	818,956	168,918

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
3.00%, TBA (F)	$ 32,687,000	$ 33,402,078
3.50%, TBA (F)	44,844,000	46,281,003

Total U.S. Government Agency Obligations (Cost $80,082,658)		79,851,999

U.S. GOVERNMENT OBLIGATIONS - 13.9%
U.S. Treasury - 13.0%
U.S. Treasury Bond
2.25%, 08/15/2046	18,993,000	19,846,201
2.50%, 05/15/2046	9,450,000	10,358,824
2.75%, 08/15/2042 - 11/15/2047	30,576,000	35,170,133
3.00%, 08/15/2048 - 02/15/2049	13,727,000	16,685,217
3.13%, 05/15/2048	8,143,000	10,091,912
3.50%, 02/15/2039	6,820,000	8,670,724
4.50%, 02/15/2036	13,885,000	19,313,709
6.25%, 05/15/2030 (C)	7,185,000	10,421,618
U.S. Treasury Note
1.63%, 08/15/2029	7,690,000	7,773,239
2.00%, 02/28/2021	7,477,000	7,517,014
2.25%, 11/15/2027	1,426,800	1,510,123
2.38%, 02/29/2024	2,953,000	3,075,849
2.50%, 01/31/2024	1,060,700	1,109,302
2.63%, 02/15/2029	9,707,500	10,627,816
2.88%, 10/31/2023 - 05/15/2049	23,979,200	27,588,401
3.13%, 11/15/2028	12,090,900	13,709,475

		203,469,557

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	11,860,419	14,640,094

Total U.S. Government Obligations (Cost $197,668,146)		218,109,651

	Shares	Value
PREFERRED STOCKS - 0.5%
Banks - 0.2%
CoBank ACB,
Series F, Fixed until 10/01/2022, 6.25% (B) (I)	14,300	1,537,250
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.69% (B)	74,000	1,972,100

		3,509,350

Diversified Telecommunication Services - 0.3%
Centaur Funding Corp.,
Series B, 9.08% (A) (I)	3,533	3,635,457

Total Preferred Stocks (Cost $7,588,912)		7,144,807

	Principal	Value
COMMERCIAL PAPER - 3.6%
Banks - 0.3%
Banco Santander SA
2.19%, 02/19/2020	$ 4,700,000	4,694,948

Diversified Financial Services - 3.3%
Anglesea Funding PLC
1.89%, 02/03/2020	4,700,000	4,699,514

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Atlantic Asset Securitization LLC
1.86%, 02/05/2020	$ 5,000,000	$ 4,998,983
Chariot Funding LLC
1.87%, 03/03/2020	500,000	499,208
Collateralized Commercial Paper Flex Co. LLC
1.99%, 03/19/2020	4,565,000	4,553,378
Jupiter Securitization Co. LLC
1.78%, 04/13/2020	3,000,000	2,989,500
Kells Funding LLC
1.73%, 04/21/2020	7,100,000	7,073,178
Liberty Funding LLC
1.85%, 04/01/2020	3,000,000	2,990,900
Mont Blanc Capital Corp.
1.91%, 02/12/2020	6,400,000	6,396,343
Sheffield Receivables Corp.
1.91%, 02/19/2020	8,220,000	8,212,314
Starbird Funding Corp.
1.88%, 02/13/2020	9,400,000	9,394,204

		51,807,522

Total Commercial Paper (Cost $56,502,470)		56,502,470

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bill
1.54% (J), 02/06/2020 - 04/02/2020	15,525,000	15,491,996
1.55% (J), 03/12/2020	7,902,000	7,888,668

Total Short-Term U.S. Government Obligations (Cost $23,380,664)		23,380,664

	Shares	Value
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (J)	37,317,671	37,317,671

Total Other Investment Company (Cost $37,317,671)		37,317,671

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 0.85% (J), dated 01/31/2020, to be repurchased at $40,799,703 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $41,617,612.	$ 40,796,813	40,796,813

Total Repurchase Agreement (Cost $40,796,813)		40,796,813

Total Investments (Cost $1,628,496,630)		1,686,095,987
Net Other Assets (Liabilities) - (7.6)%		(118,905,686)

Net Assets - 100.0%		$ 1,567,190,301

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	03/20/2020	$ 184,160	$ 193,688	$ 9,528	$ —

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$204,512,027	$—	$204,512,027
Corporate Debt Securities	—	721,954,798	—	721,954,798
Foreign Government Obligations	—	17,532,326	—	17,532,326
Loan Assignments	—	17,362,629	—	17,362,629
Mortgage-Backed Securities	—	255,025,596	—	255,025,596
Municipal Government Obligations	—	6,604,536	—	6,604,536
U.S. Government Agency Obligations	—	79,851,999	—	79,851,999
U.S. Government Obligations	—	218,109,651	—	218,109,651
Preferred Stocks	1,972,100	5,172,707	—	7,144,807
Commercial Paper	—	56,502,470	—	56,502,470
Short-Term U.S. Government Obligations	—	23,380,664	—	23,380,664
Other Investment Company	37,317,671	—	—	37,317,671
Repurchase Agreement	—	40,796,813	—	40,796,813

Total Investments	$39,289,771	$1,646,806,216	$—	$1,686,095,987

Other Financial Instruments
Futures Contracts (L)	$9,528	$—	$—	$9,528

Total Other Financial Instruments	$9,528	$—	$—	$9,528

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $742,883,239, representing 47.4% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,557,289. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the total value of Regulation S securities is $3,928,858, representing 0.3% of the Fund’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Restricted securities. At January 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Century Communities, Inc. 6.75%, 06/01/2027	05/09/2019	$1,319,000	$1,431,115	0.1%
Corporate Debt Securities	Allergan Finance LLC 3.25%, 10/01/2022	12/16/2013 - 03/22/2019	1,303,901	1,404,314	0.1

Total			$2,622,901	$2,835,429	0.2%

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the total value of securities is $5,172,707, representing 0.3% of the Fund’s net assets.
(J)	Rates disclosed reflect the yields at January 31, 2020.
(K)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (A)	119,478	$ 13,714,880
Exact Sciences Corp. (A)	8,768	817,879
Moderna, Inc. (A) (B)	385,422	7,905,005

		22,437,764

Capital Markets - 0.1%
S&P Global, Inc.	10,224	3,003,096

Entertainment - 6.4%
Roku, Inc. (A)	357,917	43,290,061
Spotify Technology SA (A)	671,440	94,874,472

		138,164,533

Health Care Equipment & Supplies - 8.8%
Danaher Corp.	13,263	2,133,619
DexCom, Inc. (A)	339,483	81,730,532
Intuitive Surgical, Inc. (A)	189,217	105,919,892

		189,784,043

Health Care Providers & Services - 2.2%
Convetrus, Inc. (A) (B)	1,013,683	12,468,301
Guardant Health, Inc. (A)	446,012	33,914,752

		46,383,053

Health Care Technology - 3.5%
Veeva Systems, Inc., Class A (A)	511,846	75,041,742

Interactive Media & Services - 10.4%
Alphabet, Inc., Class A (A)	4,215	6,039,168
Alphabet, Inc., Class C (A)	18,320	26,275,094
Facebook, Inc., Class A (A)	158,146	31,931,259
Snap, Inc., Class A (A)	2,124,604	39,050,221
Twitter, Inc. (A)	2,689,100	87,341,968
Zillow Group, Inc., Class C (A) (B)	731,704	33,812,042

		224,449,752

Internet & Direct Marketing Retail - 12.7%
Amazon.com, Inc. (A)	69,783	140,174,508
Chewy, Inc., Class A (A) (B)	1,092,880	28,972,249
Farfetch, Ltd., Class A (A) (B)	1,840,958	22,459,687
MercadoLibre, Inc. (A)	89,185	59,129,655
Wayfair, Inc., Class A (A) (B)	240,650	22,548,905

		273,285,004

IT Services - 19.0%
Adyen NV (A) (C)	46,498	42,727,333
MongoDB, Inc. (A) (B)	252,001	41,305,484
Okta, Inc. (A)	700,764	89,732,830
Shopify, Inc., Class A (A)	252,301	117,486,484
Square, Inc., Class A (A)	486,773	36,357,075
Twilio, Inc., Class A (A) (B)	654,272	81,352,180

		408,961,386

Leisure Products - 0.0% (D)
Peloton Interactive, Inc., Class A (A)	13,933	450,872

Life Sciences Tools & Services - 4.2%
Illumina, Inc. (A)	309,502	89,777,245

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	18,207	$ 3,553,278

Road & Rail - 5.8%
Uber Technologies, Inc. (A)	3,408,834	123,706,586
Union Pacific Corp.	12,775	2,292,090

		125,998,676

Software - 20.6%
Atlassian Corp. PLC, Class A (A)	252,604	37,132,788
Coupa Software, Inc. (A)	391,908	63,155,974
ServiceNow, Inc. (A)	289,658	97,971,025
Slack Technologies, Inc., Class A (A)	3,272,325	67,835,297
Trade Desk, Inc., Class A (A)	246,318	66,303,879
Workday, Inc., Class A (A)	408,998	75,513,301
Zoom Video Communications, Inc., Class A (A)	472,159	36,025,732

		443,937,996

Specialty Retail - 1.0%
Carvana Co. (A) (B)	273,682	21,689,299

Total Common Stocks (Cost $1,585,056,072)		2,066,917,739

OTHER INVESTMENT COMPANY - 5.0%
Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (E)	107,710,820	107,710,820

Total Other Investment Company (Cost $107,710,820)		107,710,820

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 0.85% (E), dated 01/31/2020, to be repurchased at $65,125,978 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $66,425,173.	$ 65,121,365	65,121,365

Total Repurchase Agreement (Cost $65,121,365)		65,121,365

Total Investments Excluding Options Purchased (Cost $1,757,888,257)		2,239,749,924
Total Options Purchased - 0.1% (Cost $6,082,473)		2,796,756

Total Investments (Cost $1,763,970,730)		2,242,546,680
Net Other Assets (Liabilities) - (4.0)%		(86,456,031)

Net Assets - 100.0%		$ 2,156,090,649

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Put - USD vs. CNH	RBS	USD 7.75	01/07/2021	USD 479,776,728	$2,095,185	$1,981,958
Put - USD vs. CNH	RBS	USD 7.85	06/16/2020	USD 388,428,678	2,004,292	330,164
Put - USD vs. CNH	RBS	USD 8.09	09/21/2020	USD 367,425,569	1,982,996	484,634

Total					$6,082,473	$2,796,756

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,024,190,406	$42,727,333	$—	$2,066,917,739
Other Investment Company	107,710,820	—	—	107,710,820
Repurchase Agreement	—	65,121,365	—	65,121,365
Over-the-Counter Foreign Exchange Options Purchased	—	2,796,756	—	2,796,756

Total Investments	$2,131,901,226	$110,645,454	$—	$2,242,546,680

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $105,266,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the value of the 144A security is $42,727,333, representing 2.0% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at January 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 11.7%
Vanguard FTSE Developed Markets ETF	86,428	$ 3,693,933
Vanguard FTSE Emerging Markets ETF (A)	17,142	720,135

		4,414,068

International Fixed Income Fund - 5.6%
Vanguard Total International Bond ETF (A)	36,608	2,110,451

U.S. Equity Funds - 33.4%
Schwab U.S. Large-Cap ETF (A)	148,233	11,403,565
Schwab U.S. Small-Cap ETF (A)	16,481	1,209,211

		12,612,776

U.S. Fixed Income Funds - 48.4%
iShares Core U.S. Aggregate Bond ETF	127,584	14,627,506
iShares TIPS Bond ETF	19,340	2,302,620
Xtrackers USD High Yield Corporate Bond ETF	26,317	1,319,008

		18,249,134

Total Exchange-Traded Funds (Cost $32,275,359)		37,386,429

OTHER INVESTMENT COMPANY - 11.8%
Securities Lending Collateral - 11.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	4,459,200	4,459,200

Total Other Investment Company (Cost $4,459,200)		4,459,200

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $377,915 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $390,375.

$ 377,888	$ 377,888

Total Repurchase Agreement (Cost $377,888)	377,888

Total Investments (Cost $37,112,447)	42,223,517
Net Other Assets (Liabilities) - (11.9)%	(4,490,658)

Net Assets - 100.0%	$ 37,732,859

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$37,386,429	$—	$—	$37,386,429
Other Investment Company	4,459,200	—	—	4,459,200
Repurchase Agreement	—	377,888	—	377,888

Total Investments	$41,845,629	$377,888	$—	$42,223,517

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,367,074. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 13.9%
Vanguard FTSE Developed Markets ETF	141,148	$ 6,032,665
Vanguard FTSE Emerging Markets ETF (A)	27,583	1,158,762

		7,191,427

International Fixed Income Fund - 4.7%
Vanguard Total International Bond ETF	42,321	2,439,806

U.S. Equity Funds - 36.7%
Schwab U.S. Large-Cap ETF	225,157	17,321,328
Schwab U.S. Small-Cap ETF	22,063	1,618,762

		18,940,090

U.S. Fixed Income Funds - 43.8%
iShares Core U.S. Aggregate Bond ETF	162,545	18,635,784
iShares TIPS Bond ETF	22,072	2,627,893
Xtrackers USD High Yield Corporate Bond ETF	27,468	1,376,696

		22,640,373

Total Exchange-Traded Funds (Cost $44,130,428)		51,211,696

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	1,174,201	1,174,201

Total Other Investment Company (Cost $1,174,201)		1,174,201

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $502,183 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $513,652.

$ 502,148	$ 502,148

Total Repurchase Agreement (Cost $502,148)	502,148

Total Investments (Cost $45,806,777)	52,888,045
Net Other Assets (Liabilities) - (2.4)%	(1,232,481)

Net Assets - 100.0%	$ 51,655,564

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$51,211,696	$—	$—	$51,211,696
Other Investment Company	1,174,201	—	—	1,174,201
Repurchase Agreement	—	502,148	—	502,148

Total Investments	$52,385,897	$502,148	$—	$52,888,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,147,167. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 16.5%
Vanguard FTSE Developed Markets ETF	249,053	$ 10,644,525
Vanguard FTSE Emerging Markets ETF (A)	46,457	1,951,659

		12,596,184

International Fixed Income Fund - 2.9%
Vanguard Total International Bond ETF	38,039	2,192,948

U.S. Equity Funds - 39.7%
Schwab U.S. Large-Cap ETF (A)	357,019	27,465,472
Schwab U.S. REIT ETF (A)	9,579	441,975
Schwab U.S. Small-Cap ETF	31,026	2,276,377

		30,183,824

U.S. Fixed Income Funds - 40.4%
iShares Core U.S. Aggregate Bond ETF	236,247	27,085,719
iShares TIPS Bond ETF	19,170	2,282,380
Xtrackers USD High Yield Corporate Bond ETF	27,256	1,366,071

		30,734,170

Total Exchange-Traded Funds (Cost $64,180,765)		75,707,126

OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	2,549,485	2,549,485

Total Other Investment Company (Cost $2,549,485)		2,549,485

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $464,771 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $477,696.

$ 464,738	$ 464,738

Total Repurchase Agreement (Cost $464,738)	464,738

Total Investments (Cost $67,194,988)	78,721,349
Net Other Assets (Liabilities) - (3.5)%	(2,646,662)

Net Assets - 100.0%	$ 76,074,687

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$75,707,126	$—	$—	$75,707,126
Other Investment Company	2,549,485	—	—	2,549,485
Repurchase Agreement	—	464,738	—	464,738

Total Investments	$78,256,611	$464,738	$—	$78,721,349

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,490,958. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 19.1%
Vanguard FTSE Developed Markets ETF (A)	219,914	$ 9,399,124
Vanguard FTSE Emerging Markets ETF (A)	41,896	1,760,051

		11,159,175

International Fixed Income Fund - 1.9%
Vanguard Total International Bond ETF (A)	19,115	1,101,980

U.S. Equity Funds - 45.1%
Schwab U.S. Large-Cap ETF (A)	312,528	24,042,779
Schwab U.S. REIT ETF (A)	8,951	412,999
Schwab U.S. Small-Cap ETF	26,514	1,945,332

		26,401,110

U.S. Fixed Income Funds - 33.2%
iShares Core U.S. Aggregate Bond ETF	154,976	17,767,999
iShares TIPS Bond ETF	9,549	1,136,904
Xtrackers USD High Yield Corporate Bond ETF	10,628	532,675

		19,437,578

Total Exchange-Traded Funds (Cost $47,979,861)		58,099,843

OTHER INVESTMENT COMPANY - 9.2%
Securities Lending Collateral - 9.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	5,386,028	5,386,028

Total Other Investment Company (Cost $5,386,028)		5,386,028

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $467,456 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $477,696.

$ 467,423	$ 467,423

Total Repurchase Agreement (Cost $467,423)	467,423

Total Investments (Cost $53,833,312)	63,953,294
Net Other Assets (Liabilities) - (9.3)%	(5,424,970)

Net Assets - 100.0%	$ 58,528,324

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$58,099,843	$—	$—	$58,099,843
Other Investment Company	5,386,028	—	—	5,386,028
Repurchase Agreement	—	467,423	—	467,423

Total Investments	$63,485,871	$467,423	$—	$63,953,294

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,270,024. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.8%
International Equity Funds - 21.4%
Vanguard FTSE Developed Markets ETF	250,895	$ 10,723,252
Vanguard FTSE Emerging Markets ETF (A)	49,907	2,096,593

		12,819,845

International Fixed Income Fund - 1.4%
Vanguard Total International Bond ETF	14,532	837,770

U.S. Equity Funds - 51.0%
Schwab U.S. Large-Cap ETF	361,531	27,812,580
Schwab U.S. REIT ETF (A)	11,475	529,456
Schwab U.S. Small-Cap ETF	30,272	2,221,057

		30,563,093

U.S. Fixed Income Fund - 25.0%
iShares Core U.S. Aggregate Bond ETF	130,798	14,995,991

Total Exchange-Traded Funds (Cost $47,348,939)		59,216,699

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	574,342	574,342

Total Other Investment Company (Cost $574,342)		574,342

Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $745,087 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $760,204.

$ 745,034	$ 745,034

Total Repurchase Agreement (Cost $745,034)	745,034

Total Investments (Cost $48,668,315)	60,536,075
Net Other Assets (Liabilities) - (1.0)%	(628,925)

Net Assets - 100.0%	$ 59,907,150

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$59,216,699	$—	$—	$59,216,699
Other Investment Company	574,342	—	—	574,342
Repurchase Agreement	—	745,034	—	745,034

Total Investments	$59,791,041	$745,034	$—	$60,536,075

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $560,867. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 23.1%
Vanguard FTSE Developed Markets ETF	245,300	$ 10,484,122
Vanguard FTSE Emerging Markets ETF (A)	47,119	1,979,469

		12,463,591

International Fixed Income Fund - 0.9%
Vanguard Total International Bond ETF	8,606	496,136

U.S. Equity Funds - 55.1%
Schwab U.S. Large-Cap ETF	352,223	27,096,516
Schwab U.S. REIT ETF (A)	11,967	552,157
Schwab U.S. Small-Cap ETF	28,346	2,079,746

		29,728,419

U.S. Fixed Income Fund - 20.0%
iShares Core U.S. Aggregate Bond ETF	93,919	10,767,813

Total Exchange-Traded Funds (Cost $42,335,710)		53,455,959

OTHER INVESTMENT COMPANY - 4.8%
Securities Lending Collateral - 4.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	2,565,592	2,565,592

Total Other Investment Company (Cost $2,565,592)		2,565,592

Principal	Value
REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $502,949 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $513,652.

$ 502,913	$ 502,913

Total Repurchase Agreement (Cost $502,913)	502,913

Total Investments (Cost $45,404,215)	56,524,464
Net Other Assets (Liabilities) - (4.8)%	(2,611,391)

Net Assets - 100.0%	$ 53,913,073

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$53,455,959	$—	$—	$53,455,959
Other Investment Company	2,565,592	—	—	2,565,592
Repurchase Agreement	—	502,913	—	502,913

Total Investments	$56,021,551	$502,913	$—	$56,524,464

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,506,261. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 26.3%
Vanguard FTSE Developed Markets ETF	184,922	$ 7,903,566
Vanguard FTSE Emerging Markets ETF (A)	34,248	1,438,759

		9,342,325

U.S. Equity Funds - 63.2%
Schwab U.S. Large-Cap ETF (A)	265,759	20,444,840
Schwab U.S. REIT ETF (A)	8,613	397,403
Schwab U.S. Small-Cap ETF (A)	21,092	1,547,520

		22,389,763

U.S. Fixed Income Fund - 9.5%
iShares Core U.S. Aggregate Bond ETF	29,423	3,373,347

Total Exchange-Traded Funds (Cost $26,946,657)		35,105,435

OTHER INVESTMENT COMPANY - 13.7%
Securities Lending Collateral - 13.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	4,850,294	4,850,294

Total Other Investment Company (Cost $4,850,294)		4,850,294

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $347,230 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $354,420.

$ 347,206	$ 347,206

Total Repurchase Agreement (Cost $347,206)	347,206

Total Investments (Cost $32,144,157)	40,302,935
Net Other Assets (Liabilities) - (13.7)%	(4,871,556)

Net Assets - 100.0%	$ 35,431,379

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$35,105,435	$—	$—	$35,105,435
Other Investment Company	4,850,294	—	—	4,850,294
Repurchase Agreement	—	347,206	—	347,206

Total Investments	$39,955,729	$347,206	$—	$40,302,935

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,745,135. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 28.6%
Vanguard FTSE Developed Markets ETF	160,764	$ 6,871,053
Vanguard FTSE Emerging Markets ETF (A)	28,892	1,213,753

		8,084,806

U.S. Equity Funds - 64.8%
Schwab U.S. Large-Cap ETF	219,298	16,870,595
Schwab U.S. REIT ETF (A)	7,681	354,402
Schwab U.S. Small-Cap ETF (A)	15,078	1,106,273

		18,331,270

U.S. Fixed Income Fund - 6.1%
iShares Core U.S. Aggregate Bond ETF	14,986	1,718,145

Total Exchange-Traded Funds (Cost $21,521,619)		28,134,221

OTHER INVESTMENT COMPANY - 6.6%
Securities Lending Collateral - 6.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	1,870,718	1,870,718

Total Other Investment Company (Cost $1,870,718)		1,870,718

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $183,683 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $190,051.

$ 183,669	$ 183,669

Total Repurchase Agreement (Cost $183,669)	183,669

Total Investments (Cost $23,576,006)	30,188,608
Net Other Assets (Liabilities) - (6.7)%	(1,891,571)

Net Assets - 100.0%	$ 28,297,037

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$28,134,221	$—	$—	$28,134,221
Other Investment Company	1,870,718	—	—	1,870,718
Repurchase Agreement	—	183,669	—	183,669

Total Investments	$30,004,939	$183,669	$—	$30,188,608

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,827,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 29.0%
Vanguard FTSE Developed Markets ETF	3,814	$ 163,010
Vanguard FTSE Emerging Markets ETF (A)	703	29,533

		192,543

U.S. Equity Funds - 64.4%
Schwab U.S. Large-Cap ETF (A)	5,103	392,574
Schwab U.S. REIT ETF (A)	184	8,490
Schwab U.S. Small-Cap ETF (A)	352	25,826

		426,890

U.S. Fixed Income Fund - 6.6%
iShares Core U.S. Aggregate Bond ETF	383	43,911

Total Exchange-Traded Funds (Cost $583,278)		663,344

	Shares	Value
OTHER INVESTMENT COMPANY - 28.5%
Securities Lending Collateral - 28.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	189,430	$ 189,430

Total Other Investment Company (Cost $189,430)		189,430

Total Investments (Cost $772,708)		852,774
Net Other Assets (Liabilities) - (28.5)%		(189,162)

Net Assets - 100.0%		$ 663,612

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$663,344	$—	$—	$663,344
Other Investment Company	189,430	—	—	189,430

Total Investments	$852,774	$—	$—	$852,774

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $185,536. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 29.0%
Vanguard FTSE Developed Markets ETF (A)	3,721	$ 159,035
Vanguard FTSE Emerging Markets ETF (A)	687	28,861

		187,896

U.S. Equity Funds - 64.4%
Schwab U.S. Large-Cap ETF (A)	4,979	383,035
Schwab U.S. REIT ETF (A)	178	8,213
Schwab U.S. Small-Cap ETF	344	25,239

		416,487

U.S. Fixed Income Fund - 6.6%
iShares Core U.S. Aggregate Bond ETF (A)	374	42,879

Total Exchange-Traded Funds (Cost $568,055)		647,262

	Shares	Value
OTHER INVESTMENT COMPANY - 28.6%
Securities Lending Collateral - 28.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	184,856	$ 184,856

Total Other Investment Company (Cost $184,856)		184,856

Total Investments (Cost $752,911)		832,118
Net Other Assets (Liabilities) - (28.6)%		(185,221)

Net Assets - 100.0%		$ 646,897

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$647,262	$—	$—	$647,262
Other Investment Company	184,856	—	—	184,856

Total Investments	$832,118	$—	$—	$832,118

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $180,915. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 5.6%
Vanguard FTSE Developed Markets ETF	67,671	$ 2,892,259
Vanguard FTSE Emerging Markets ETF (A)	15,508	651,491

		3,543,750

International Fixed Income Fund - 9.4%
Vanguard Total International Bond ETF (A)	103,902	5,989,950

U.S. Equity Funds - 26.3%
Schwab U.S. Large-Cap ETF	192,445	14,804,794
Schwab U.S. Small-Cap ETF (A)	26,945	1,976,954

		16,781,748

U.S. Fixed Income Funds - 58.3%
iShares Core U.S. Aggregate Bond ETF	254,997	29,235,406
iShares TIPS Bond ETF	37,804	4,500,944
Xtrackers USD High Yield Corporate Bond ETF	69,303	3,473,467

		37,209,817

Total Exchange-Traded Funds (Cost $57,796,937)		63,525,265

OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	1,544,779	1,544,779

Total Other Investment Company (Cost $1,544,779)		1,544,779

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $346,326 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $356,577.

$ 346,302	$ 346,302

Total Repurchase Agreement (Cost $346,302)	346,302

Total Investments (Cost $59,688,018)	65,416,346
Net Other Assets (Liabilities) - (2.5)%	(1,593,831)

Net Assets - 100.0%	$ 63,822,515

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$63,525,265	$—	$—	$63,525,265
Other Investment Company	1,544,779	—	—	1,544,779
Repurchase Agreement	—	346,302	—	346,302

Total Investments	$65,070,044	$346,302	$—	$65,416,346

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,509,611. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.4%
ABFC Trust
Series 2005-AQ1, Class A4,
4.70% (A), 01/25/2034	$ 110,068	$ 111,759
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 2.46% (A), 12/26/2044 (B)	466,314	461,334
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	399,215	400,441
Series 2018-2, Class B,
3.46%, 08/10/2022 (B)	210,285	210,361
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,013,592	2,141,287
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	224,482
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	293,084
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	817,863
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	913,254	961,576
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,913,525
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	913,038
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,294,667
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	409,341
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	335,655	335,651
Series 2017-1, Class B,
2.30%, 02/18/2022	379,979	380,442
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	219,916
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	497,232
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	305,217	306,074
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	855,413	856,638
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (B)	815,294	830,479
Series 2018-2, Class A,
4.45%, 06/15/2033 (B)	1,284,670	1,317,147
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	2,567,196	2,644,653
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	81,189	81,184
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	185,438

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	$ 1,868,492	$ 1,864,405
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (B)	1,534,648	1,538,920
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (B)	2,770,000	2,807,511
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.22% (A), 02/25/2033	419,129	405,803
Series 2003-6, Class 1A5,
5.03% (A), 11/25/2034	188,989	198,746
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (B)	102,864	103,014
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	443	437
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	436,956	437,662
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
4.60% (A), 06/25/2040 (B)	239,271	21,679
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,398,723
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	1,331,863	1,359,921
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	6,655	6,661
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	23,122	23,160
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	349,826	352,525
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	155,116	155,258
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	882,313	883,821
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	230,592	231,178
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	251,187
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	274,621
Series 2018-1A, Class A,
3.01%, 02/16/2027 (B)	859,000	863,581
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023	1,956,997	1,956,997
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	416,084	422,148
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	808,624	833,432
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,008,590	1,021,395
Series 2017-1, Class D,
3.84%, 03/15/2023	1,912,147	1,932,664

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust (continued)
Series 2017-2, Class C,
2.75%, 09/15/2023	$ 19,359	$ 19,363
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	3,800,000	3,839,899
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	4,540	4,541
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	657,949
Series 2018-3, Class C,
3.72%, 09/16/2024	1,625,000	1,639,047
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	666,259
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	1,100,000	1,101,103
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	297,718	299,254
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	418,206	420,806
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	534,000	537,677
Series 2018-1A, Class C,
3.47%, 12/15/2023 (B)	848,946	852,539
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	681,000	692,487
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	1,819,000	1,845,953
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	34,088	34,113
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	119,920	120,191
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	315,000	318,114
Series 2018-4A, Class B,
3.64%, 11/15/2022 (B)	744,000	748,369
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	866,000	868,882
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,511,272
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	826,000	826,882
Flagship Credit Auto Trust
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	171,801	173,316
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,075,856
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	748,691
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,099,403
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,250,605
Fort Cre LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 4.49% (A), 11/16/2035 (B)	3,195,000	3,193,854
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	799,905	817,209
FREED ABS Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (B)	287,139	288,447

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FREED ABS Trust (continued)
Series 2018-2, Class A,
3.99%, 10/20/2025 (B)	$ 689,940	$ 694,923
Series 2019-2, Class A,
2.62%, 11/18/2026 (B)	998,021	1,001,660
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2020	2,409,626	2,410,629
GLS Auto Receivables Trust
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	349,253	353,746
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	611,054	612,561
GM Financial Automobile Leasing Trust
Series 2017-2, Class A4,
2.18%, 06/21/2021	13,367	13,368
GMAT Trust
Series 2013-1A, Class A,
6.97% (A), 11/25/2043 (B)	1,540	1,540
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	65,407	65,450
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	351,784	353,485
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,961,953	1,949,199
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	240,941	252,354
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	1,203,597	1,240,187
Series 2019-2A, Class A,
2.76%, 10/15/2054 (B)	1,375,492	1,390,318
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	288,996	295,183
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	766,503	813,172
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	1,039,375	1,079,319
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	226,881	229,068
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (B)	3,278,000	3,326,639
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.93% (A), 08/25/2038 (B)	1,372,917	27,922
Series 2014-2, Class A,
2.93% (A), 04/25/2040 (B)	242,390	20,954
Lendingpoint Asset Securitization Trust
Series 2019-2, Class A,
3.07%, 11/10/2025 (B)	2,463,062	2,464,470
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (B)	1,214,148	1,215,568
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (B)	890,632	892,529
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (B)	1,335,000	1,353,321
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (B)	696,000	697,074

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	$ 95,749	$ 95,896
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (B)	2,329,000	2,363,072
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	616,000	616,315
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (B)	542,000	543,120
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (B)	1,251,000	1,262,951
Oportun Funding X LLC
Series 2018-C, Class A,
4.10%, 10/08/2024 (B)	3,554,000	3,659,587
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1,
4.83% (A), 09/25/2058 (B)	808,747	814,249
Progress Residential Trust
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,470,322	2,470,214
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	700,071
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	275,033
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	3,035,269
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B)	1,284,000	1,328,878
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (B)	3,220,000	3,223,340
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	314,904	328,347
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B)	1,049,141	1,075,051
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (B)	2,400,000	2,404,868
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (B)	1,121,882	1,125,285
SART
4.75%, 06/15/2025	2,288,869	2,328,924
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D) (E)	1,400,000	1,400,000
Sofi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	60,590	60,751
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	58,354	56,446
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	111,209	113,827
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	111,209	113,826
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	3,013,000	3,096,578

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	$ 1,580,000	$ 1,624,062
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (B)	436,027	438,831
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	643,058	644,863
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (B)	146,217	146,501
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (B)	915,200	936,644
Vericrest Opportunity Loan Trust
2.98% (A), 02/25/2050 (B)	1,735,000	1,735,000
Series 2019-NPL7, Class A1A,
3.18% (A), 10/25/2049 (B)	1,214,743	1,217,549
Series 2019-NPL8, Class A1A,
3.28% (A), 11/25/2049 (B)	1,652,907	1,655,366
Series 2020-NPL2, Class A1A,
2.98% (A), 02/25/2050 (B)	1,775,000	1,778,529
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,235,144	1,236,679
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	3,516,000	3,541,705
VM Debt Trust
7.50%, 06/15/2024	1,750,000	1,750,000
VOLT FT1
3.26% (A), 01/27/2023	213,991	213,721
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (A), 10/25/2047 (B)	928,739	929,091
VOLT LXXII LLC
Series 2018-NPL8, Class A1A,
4.21% (A), 10/26/2048 (B)	2,157,837	2,163,285
VOLT LXXX LLC
Series 2019-NPL6, Class A1B,
4.09% (A), 10/25/2049 (B)	2,300,000	2,317,352
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A,
3.33% (A), 11/26/2049 (B)	1,798,795	1,804,361
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A,
3.23% (A), 01/25/2050 (B)	1,506,354	1,506,548
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	600,313	624,006
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	230,559	231,826
Westlake Automobile Receivables Trust
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	42,842	42,858

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	$ 1,385,000	$ 1,424,558
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3,
2.83%, 07/15/2021	1,256,113	1,259,382

Total Asset-Backed Securities (Cost $147,411,126)		149,274,396

CORPORATE DEBT SECURITIES - 24.8%
Aerospace & Defense - 0.4%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	347,659
3.95%, 04/10/2047 (B)	150,000	178,782
Boeing Co.
3.95%, 08/01/2059	415,000	446,491
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	400,000	433,347
Lockheed Martin Corp.
4.50%, 05/15/2036	300,000	371,399
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	285,372
3.25%, 01/15/2028	130,000	139,152
3.85%, 04/15/2045	49,000	55,082
Precision Castparts Corp.
3.25%, 06/15/2025	100,000	107,010
4.20%, 06/15/2035	150,000	174,194
Rockwell Collins, Inc.
3.20%, 03/15/2024	140,000	147,706
United Technologies Corp.
3.75%, 11/01/2046	285,000	326,049
4.15%, 05/15/2045	148,000	178,208
4.50%, 06/01/2042	542,000	680,473
6.70%, 08/01/2028	260,000	346,763

		4,217,687

Airlines - 0.9%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	632,392	666,591
3.55%, 07/15/2031 (B)	373,896	388,667
3.60%, 09/15/2028 (B)	489,298	522,507
4.13%, 11/15/2026 (B)	495,401	535,031
American Airlines Pass-Through Trust
3.00%, 04/15/2030	877,092	917,695
3.65%, 02/15/2029 - 12/15/2029	812,145	882,971
3.70%, 04/15/2027 - 04/01/2028	624,618	647,718
5.25%, 07/31/2022	35,475	36,435
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	434,959	464,118
4.13%, 03/20/2033 (B)	496,899	539,863
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	178,349	190,855
5.98%, 10/19/2023	194,163	204,890
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	48,685	49,050
6.82%, 02/10/2024	90,649	98,762
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	255,121	270,147
United Airlines Pass-Through Trust
2.88%, 04/07/2030	536,566	559,787
3.45%, 01/07/2030	269,975	285,274
3.50%, 09/01/2031	654,184	698,994
3.65%, 07/07/2027	190,602	196,844

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust (continued)
3.70%, 09/01/2031	$ 370,672	$ 391,636
4.15%, 02/25/2033	612,787	686,047
4.55%, 08/25/2031	544,701	612,805

		9,846,687

Automobiles - 0.0% (F)
General Motors Co.
6.60%, 04/01/2036	200,000	243,336
Kia Motors Corp.
2.63%, 04/21/2021 (B)	200,000	201,187

		444,523

Banks - 4.7%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	279,000	279,586
4.75%, 07/28/2025 (B)	600,000	663,260
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	760,125
ANZ New Zealand International, Ltd.
3.45%, 07/17/2027 (B)	222,000	240,383
ASB Bank, Ltd.
3.13%, 05/23/2024 (B)	550,000	574,227
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	221,262
Banco Santander SA
3.13%, 02/23/2023	200,000	206,435
Bank of America Corp.
2.50%, 10/21/2022, MTN	27,000	27,346
Fixed until 04/24/2022, 2.88% (A), 04/24/2023	50,000	51,089
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	2,539,000	2,615,253
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,061,796
3.25%, 10/21/2027, MTN	398,000	423,309
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	212,483
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	306,000	328,434
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,418,831
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,446,582
Fixed until 04/23/2039, 4.08% (A), 04/23/2040, MTN	410,000	479,951
Fixed until 03/15/2049, 4.33% (A), 03/15/2050, MTN	410,000	509,888
Bank of Montreal
Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	237,852
Barclays PLC
3.65%, 03/16/2025	223,000	236,394
3.68%, 01/10/2023	300,000	308,732
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	628,752
BNP Paribas SA
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	585,000	601,191
3.38%, 01/09/2025 (B)	320,000	337,686
3.50%, 03/01/2023 (B)	250,000	261,017
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (B)	650,000	663,053
BPCE SA
4.63%, 07/11/2024 (B)	600,000	653,963

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
2.75%, 04/25/2022	$ 650,000	$ 661,864
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	184,151
3.40%, 05/01/2026	400,000	428,833
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	2,018,000	2,190,337
Fixed until 01/24/2038, 3.88% (A), 01/24/2039	100,000	114,193
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	950,014
4.45%, 09/29/2027	85,000	95,420
4.65%, 07/23/2048	390,000	508,013
4.75%, 05/18/2046	400,000	494,311
8.13%, 07/15/2039	56,000	96,389
Citizens Bank NA
3.70%, 03/29/2023	475,000	500,975
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	78,604
4.30%, 12/03/2025	77,000	84,647
Commonwealth Bank of Australia
2.85%, 05/18/2026 (B)	410,000	426,156
3.45%, 03/16/2023 (B)	410,000	430,856
4.50%, 12/09/2025 (B)	200,000	221,312
Cooperatieve Rabobank UA
3.75%, 07/21/2026	315,000	335,612
5.80%, 09/30/2110 (B)	300,000	478,336
Credit Agricole SA
4.38%, 03/17/2025 (B)	200,000	216,996
Danske Bank A/S
2.00%, 09/08/2021 (B)	201,000	201,080
2.70%, 03/02/2022 (B)	213,000	216,109
Discover Bank
4.20%, 08/08/2023	550,000	589,169
Fifth Third Bancorp
3.95%, 03/14/2028	340,000	381,434
Fifth Third Bank
3.85%, 03/15/2026	200,000	217,896
HSBC Holdings PLC
Fixed until 11/22/2022, 3.03% (A), 11/22/2023	447,000	459,245
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,066,190
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	757,996
4.25%, 03/14/2024	500,000	537,070
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	400,000	401,605
ING Groep NV
3.95%, 03/29/2027	200,000	221,097
4.10%, 10/02/2023	775,000	831,595
KeyBank NA
3.18%, 10/15/2027	250,000	256,663
KeyCorp
4.15%, 10/29/2025, MTN	235,000	261,211
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	204,220
4.38%, 03/22/2028	339,000	382,299
4.58%, 12/10/2025	200,000	219,888
Macquarie Bank, Ltd.
3.90%, 01/15/2026 (B)	570,000	621,613
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023 (G)	200,000	204,572
2.67%, 07/25/2022	270,000	275,333
2.95%, 03/01/2021	297,000	301,020
3.41%, 03/07/2024	670,000	708,796
3.75%, 07/18/2039	430,000	490,998

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B)	$ 263,000	$ 265,944
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	414,057
National Australia Bank, Ltd.
2.50%, 07/12/2026	250,000	256,052
3.38%, 01/14/2026	500,000	537,470
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	590,000	627,320
NatWest Markets PLC
3.63%, 09/29/2022 (B)	515,000	536,206
Nordea Bank Abp
4.25%, 09/21/2022 (B)	384,000	405,342
Regions Financial Corp.
3.80%, 08/14/2023	200,000	213,208
Royal Bank of Canada
3.70%, 10/05/2023, MTN	600,000	640,333
Royal Bank of Scotland Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	575,519
3.88%, 09/12/2023	350,000	370,330
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	273,940
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	570,000	644,807
Santander Group Holdings PLC
3.57%, 01/10/2023	360,000	369,961
Societe Generale SA
3.00%, 01/22/2030 (B) (G)	941,000	949,068
3.88%, 03/28/2024 (B)	540,000	574,910
4.25%, 04/14/2025 (B)	270,000	289,121
Standard Chartered PLC
Fixed until 09/10/2021, 2.74% (A), 09/10/2022 (B)	1,000,000	1,009,404
Fixed until 05/21/2029, 4.31% (A), 05/21/2030 (B) (G)	200,000	222,766
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	333,871
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	241,947
2.78%, 10/18/2022 (G)	329,000	337,183
2.78%, 07/12/2022	400,000	409,236
2.85%, 01/11/2022	400,000	408,072
2.93%, 03/09/2021	270,000	273,738
3.04%, 07/16/2029	755,000	792,874
3.10%, 01/17/2023	241,000	249,919
Swedbank AB
2.20%, 03/04/2020 (B)	400,000	400,124
Truist Bank
3.30%, 05/15/2026	215,000	228,917
Truist Financial Corp.
2.70%, 01/27/2022	91,000	92,582
2.90%, 03/03/2021	265,000	268,307
US Bancorp
3.15%, 04/27/2027, MTN	85,000	91,361
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	810,000	852,416
3.30%, 09/09/2024, MTN	1,300,000	1,378,867
3.55%, 09/29/2025, MTN	400,000	431,320
3.75%, 01/24/2024, MTN	395,000	421,861
4.10%, 06/03/2026, MTN	121,000	133,091
4.30%, 07/22/2027, MTN	246,000	275,526
4.40%, 06/14/2046, MTN	165,000	194,063
4.65%, 11/04/2044, MTN	184,000	221,942
4.75%, 12/07/2046, MTN	419,000	518,800
4.90%, 11/17/2045, MTN	202,000	254,012

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp.
2.85%, 05/13/2026	$ 300,000	$ 313,101
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	260,000	282,946
4.42%, 07/24/2039 (G)	335,000	384,036

		52,718,868

Beverages - 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	3,044,000	3,652,861
4.90%, 02/01/2046	170,000	211,279
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	85,000	101,944
4.70%, 02/01/2036	154,000	181,852
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	520,000	615,784
4.75%, 04/15/2058	100,000	123,333
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	435,000	447,539
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	206,587
5.25%, 11/15/2048	110,000	142,875
Diageo Capital PLC
4.83%, 07/15/2020	90,000	91,223
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	275,000	287,095
3.43%, 06/15/2027	120,000	127,975
4.42%, 05/25/2025	112,000	124,384
4.99%, 05/25/2038	162,000	198,272

		6,513,003

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 11/21/2029 (B)	1,438,000	1,493,341
4.05%, 11/21/2039 (B)	1,420,000	1,545,077
4.40%, 11/06/2042	425,000	480,888
4.45%, 05/14/2046	165,000	185,574

		3,704,880

Building Products - 0.0% (F)
Masco Corp.
6.50%, 08/15/2032	410,000	524,178

Capital Markets - 2.1%
Bank of New York Mellon Corp.
Fixed until 05/16/2022, 2.66% (A), 05/16/2023, MTN	40,000	40,805
2.80%, 05/04/2026, MTN	76,000	80,050
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	534,190
3.23%, 09/01/2022	100,000	103,928
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	271,977
4.28%, 01/09/2028 (B)	400,000	442,636
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	950,000	1,018,306
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	249,387
Deutsche Bank AG
3.30%, 11/16/2022	200,000	203,899
3.70%, 05/30/2024	700,000	724,719

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	$ 2,150,000	$ 2,187,117
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	300,000	306,341
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	484,508
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	761,766
3.50%, 01/23/2025 - 11/16/2026	362,000	386,084
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	907,000	984,134
3.75%, 05/22/2025	101,000	108,739
3.85%, 01/26/2027	815,000	884,082
4.25%, 10/21/2025	100,000	110,489
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	533,578
4.80%, 07/08/2044, MTN	390,000	493,101
6.75%, 10/01/2037	200,000	285,743
Invesco Finance PLC
4.00%, 01/30/2024	160,000	172,559
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	495,000	532,912
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	706,940
6.25%, 01/14/2021 (B) (G)	725,000	754,703
Morgan Stanley
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,155,120
3.63%, 01/20/2027	457,000	495,820
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,315,000	1,388,331
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	278,000	305,648
3.88%, 01/27/2026, MTN	1,279,000	1,400,731
4.00%, 07/23/2025, MTN	1,736,000	1,907,409
4.10%, 05/22/2023, MTN	150,000	159,815
4.30%, 01/27/2045	280,000	343,117
5.00%, 11/24/2025	497,000	568,284
Nomura Holdings, Inc.
2.65%, 01/16/2025	603,000	612,303
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	359,581
State Street Corp.
2.65%, 05/19/2026	150,000	155,686
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	204,367
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	320,000	334,394
3.49%, 05/23/2023 (B)	400,000	413,797
4.13%, 09/24/2025 (B)	200,000	220,786

		23,387,882

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	228,000	231,423
Albemarle Corp.
5.45%, 12/01/2044	200,000	244,387
Celanese US Holdings LLC
3.50%, 05/08/2024	453,000	473,402
DuPont de Nemours, Inc.
5.32%, 11/15/2038	145,000	175,832

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	$ 158,000	$ 177,531
5.00%, 09/26/2048	187,000	221,637
Nutrien, Ltd.
4.13%, 03/15/2035	450,000	492,187
4.20%, 04/01/2029	100,000	112,475
5.00%, 04/01/2049	140,000	173,274
Sherwin-Williams Co.
3.13%, 06/01/2024 (G)	136,000	142,518
Union Carbide Corp.
7.50%, 06/01/2025	400,000	494,760
7.75%, 10/01/2096	210,000	310,286

		3,249,712

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	181,848
5.25%, 10/01/2020 (B)	65,000	66,443
5.63%, 03/15/2042 (B)	141,000	184,135
Republic Services, Inc.
2.90%, 07/01/2026	96,000	100,689
Waste Management, Inc.
3.45%, 06/15/2029	245,000	268,377

		801,492

Construction Materials - 0.0% (F)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	249,163
Martin Marietta Materials, Inc.
3.45%, 06/01/2027 (G)	276,000	292,354

		541,517

Consumer Finance - 0.5%
American Express Co.
3.63%, 12/05/2024	63,000	67,830
American Express Credit Corp.
2.38%, 05/26/2020, MTN	212,000	212,265
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	67,000	68,330
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	334,772
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	128,991
3.75%, 07/28/2026	200,000	212,961
4.20%, 10/29/2025	150,000	163,837
Capital One NA
2.95%, 07/23/2021	250,000	254,114
Daimler Finance North America LLC
3.35%, 02/22/2023 (B)	300,000	311,526
General Motors Financial Co., Inc.
3.45%, 04/10/2022	377,000	386,310
3.50%, 11/07/2024	390,000	403,728
3.70%, 05/09/2023	376,000	390,715
3.95%, 04/13/2024	485,000	511,577
4.30%, 07/13/2025	200,000	214,561
4.35%, 04/09/2025	160,000	172,111
Hyundai Capital America
3.00%, 03/18/2021 (B) (G)	250,000	252,702
John Deere Capital Corp.
2.25%, 09/14/2026, MTN	240,000	245,818
2.80%, 09/08/2027, MTN	200,000	210,216
Nissan Motor Acceptance Corp.
2.55%, 03/08/2021 (B)	500,000	502,930

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
PACCAR Financial Corp.
2.25%, 02/25/2021, MTN (G)	$ 156,000	$ 157,113
Synchrony Financial
3.70%, 08/04/2026	95,000	99,909

		5,302,316

Containers & Packaging - 0.1%
International Paper Co.
8.70%, 06/15/2038	120,000	183,605
WRKCo, Inc.
3.00%, 09/15/2024	350,000	363,460
3.75%, 03/15/2025	300,000	321,495

		868,560

Diversified Consumer Services - 0.3%
Pepperdine University
3.30%, 12/01/2059	310,000	330,167
President & Fellows of Harvard College
3.30%, 07/15/2056	414,000	472,235
SART
4.75%, 07/15/2024	2,088,322	2,128,000
University of Southern California
3.23%, 10/01/2120	310,000	312,140

		3,242,542

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	162,490
Aircastle, Ltd.
4.40%, 09/25/2023	83,000	89,046
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	303,626
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	232,695
4.70%, 09/20/2047	242,000	293,943
4.85%, 03/29/2029	254,000	302,342
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	480,000	510,111
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	1,000,000	1,003,376
4.42%, 11/15/2035	3,323,000	3,742,865
Jefferies Group LLC
6.25%, 01/15/2036	260,000	318,448
6.45%, 06/08/2027	133,000	160,128
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	294,000	297,712
ORIX Corp.
2.90%, 07/18/2022	201,000	205,322

		7,622,104

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.55%, 06/01/2024	230,000	244,076
3.60%, 07/15/2025	225,000	242,212
3.95%, 01/15/2025	282,000	306,325
4.13%, 02/17/2026	643,000	709,143
4.90%, 08/15/2037	1,224,000	1,455,159
6.00%, 08/15/2040	200,000	264,484
Deutsche Telekom AG
3.63%, 01/21/2050 (B)	464,000	479,437

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	$ 150,000	$ 152,935
3.60%, 01/19/2027 (B)	180,000	193,901
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	76,441
3.48%, 06/15/2050 (B)	81,000	84,803
Telefonica Emisiones SA
5.13%, 04/27/2020	663,000	667,913
5.46%, 02/16/2021	91,000	94,373
Verizon Communications, Inc.
4.27%, 01/15/2036	400,000	468,662
4.33%, 09/21/2028	307,000	355,109
4.40%, 11/01/2034	1,531,000	1,832,961
4.67%, 03/15/2055	385,000	493,106
4.86%, 08/21/2046	447,000	574,422

		8,695,462

Electric Utilities - 1.5%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	138,330
AEP Transmission Co. LLC
3.15%, 09/15/2049	165,000	170,377
Alabama Power Co.
5.60%, 03/15/2033	160,000	206,925
6.00%, 03/01/2039	248,000	353,491
6.13%, 05/15/2038	77,000	108,341
Appalachian Power Co.
6.38%, 04/01/2036	200,000	269,406
6.70%, 08/15/2037	200,000	282,796
Arizona Public Service Co.
5.05%, 09/01/2041	303,000	396,911
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	188,000	203,223
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	32,000	38,398
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	268,830
Duke Energy Corp.
2.65%, 09/01/2026	85,000	87,430
Duke Energy LLC
3.75%, 05/15/2046	200,000	225,159
6.00%, 12/01/2028	500,000	640,543
6.45%, 10/15/2032	100,000	141,889
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	143,707
3.70%, 10/15/2046	215,000	240,051
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	460,000	472,845
Edison International
4.13%, 03/15/2028	225,000	239,198
5.75%, 06/15/2027	350,000	404,297
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	315,727
Emera US Finance, LP
4.75%, 06/15/2046	350,000	425,766
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	279,685
3.63%, 05/25/2027 (B)	270,000	288,246
4.63%, 09/14/2025 (B)	200,000	222,376
Entergy LLC
2.40%, 10/01/2026	237,000	241,610
3.05%, 06/01/2031	189,000	200,652
3.25%, 04/01/2028	387,000	417,313
Evergy Metro, Inc.
5.30%, 10/01/2041	500,000	660,520
FirstEnergy Corp.
4.85%, 07/15/2047	105,000	129,411

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Florida Power & Light Co.
3.95%, 03/01/2048	$ 265,000	$ 315,345
5.13%, 06/01/2041	112,000	147,289
5.40%, 09/01/2035	100,000	133,736
Fortis, Inc.
3.06%, 10/04/2026	620,000	647,345
Hydro-Quebec
8.40%, 01/15/2022	420,000	473,515
9.40%, 02/01/2021	100,000	107,529
ITC Holdings Corp.
2.70%, 11/15/2022	300,000	305,915
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	442,746	547,352
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (B)	200,000	202,323
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	228,672
5.90%, 11/15/2039 (B)	55,000	76,020
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	217,768
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	826,927
Nevada Power Co.
5.38%, 09/15/2040	52,000	66,994
5.45%, 05/15/2041	400,000	523,135
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	154,399
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	161,062
Northern States Power Co.
6.20%, 07/01/2037	89,000	130,354
Ohio Edison Co.
6.88%, 07/15/2036	150,000	223,965
Pennsylvania Electric Co.
3.25%, 03/15/2028 (B)	75,000	79,298
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	172,488
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	101,587
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	114,988
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	142,851
3.65%, 09/01/2042, MTN	138,000	156,913
Southern California Edison Co.
4.05%, 03/15/2042	300,000	334,831
5.50%, 03/15/2040	130,000	171,395
Southern Power Co.
5.15%, 09/15/2041	260,000	312,407
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	123,239
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	200,000	209,189
Toledo Edison Co.
6.15%, 05/15/2037	200,000	285,534
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	140,581
Virginia Electric & Power Co.
2.75%, 03/15/2023	127,000	130,355
2.95%, 01/15/2022	157,000	160,097
6.00%, 05/15/2037	140,000	197,163
Wisconsin Electric Power Co.
3.65%, 12/15/2042 (G)	144,000	151,297

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Xcel Energy, Inc.
2.40%, 03/15/2021	$ 150,000	$ 151,063
4.80%, 09/15/2041	116,000	138,177

		16,976,551

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	585,781
Siemens Financieringsmaatschappij NV
3.13%, 03/16/2024 (B)	500,000	526,331

		1,112,112

Electronic Equipment, Instruments & Components - 0.0% (F)
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	181,826
3.50%, 04/01/2022	100,000	102,849
3.88%, 01/12/2028	133,000	140,260

		424,935

Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	225,580
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	200,000	242,815
Boardwalk Pipelines, LP, Co.
4.80%, 05/03/2029 (G)	250,000	264,363
Halliburton Co.
3.80%, 11/15/2025	150,000	162,263
4.85%, 11/15/2035	130,000	149,248
7.60%, 08/15/2096 (B)	160,000	228,856
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	170,000	183,253
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	469,168
3.50%, 01/15/2028 (B)	60,000	62,764

		1,988,310

Entertainment - 0.1%
Walt Disney Co.
7.70%, 10/30/2025	300,000	391,784
8.88%, 04/26/2023	200,000	243,129

		634,913

Equity Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	90,000	98,400
4.00%, 02/01/2050	419,000	493,630
American Tower Corp.
2.25%, 01/15/2022	300,000	302,216
3.38%, 10/15/2026	281,000	298,505
3.50%, 01/31/2023	201,000	209,873
5.00%, 02/15/2024	139,000	154,756
Boston Properties, LP
3.20%, 01/15/2025	228,000	240,744
3.65%, 02/01/2026	408,000	441,708
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	428,138
Crown Castle International Corp.
4.88%, 04/15/2022	200,000	212,669
5.25%, 01/15/2023	200,000	218,737
Digital Realty Trust, LP
3.70%, 08/15/2027	154,000	167,196
Duke Realty, LP
3.25%, 06/30/2026	84,000	88,915
3.63%, 04/15/2023 (G)	168,000	176,097

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	$ 353,000	$ 365,153
Healthpeak Properties, Inc.
3.40%, 02/01/2025	114,000	120,741
3.50%, 07/15/2029	447,000	478,255
3.88%, 08/15/2024	337,000	362,974
Liberty Property, LP
3.25%, 10/01/2026	107,000	114,624
Life Storage, LP
4.00%, 06/15/2029	522,000	573,847
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	160,767
3.60%, 12/15/2026	218,000	233,855
Office Properties Income Trust
4.00%, 07/15/2022	416,000	427,385
Realty Income Corp.
3.25%, 10/15/2022	250,000	259,255
3.88%, 04/15/2025	290,000	317,769
4.65%, 03/15/2047	113,000	146,709
Regency Centers, LP
2.95%, 09/15/2029	420,000	433,834
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	528,513
SITE Centers Corp.
3.63%, 02/01/2025	121,000	126,732
4.70%, 06/01/2027	71,000	78,516
UDR, Inc.
2.95%, 09/01/2026, MTN	116,000	120,711
3.20%, 01/15/2030, MTN	500,000	528,358
Ventas Realty, LP
3.75%, 05/01/2024	300,000	318,985
3.85%, 04/01/2027	203,000	219,599
4.13%, 01/15/2026	79,000	86,573
Welltower, Inc.
3.10%, 01/15/2030	330,000	344,118
4.25%, 04/01/2026	250,000	277,478

		10,156,335

Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc.
3.80%, 01/25/2050 (B)	445,000	447,447
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	240,102
2.75%, 10/03/2026 (B)	350,000	358,175
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (B)	285,000	309,389
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	492,089	538,796
5.77%, 01/10/2033 (B)	146,506	170,809
5.93%, 01/10/2034 (B)	515,876	609,755
Kroger Co.
5.40%, 07/15/2040	51,000	61,845
8.00%, 09/15/2029 (G)	175,000	244,153

		2,980,471

Food Products - 0.3%
Campbell Soup Co.
4.80%, 03/15/2048	200,000	243,662
Cargill, Inc.
3.25%, 03/01/2023 (B)	140,000	145,559
3.30%, 03/01/2022 (B)	250,000	256,436
Conagra Brands, Inc.
4.60%, 11/01/2025	175,000	197,140
5.30%, 11/01/2038	130,000	161,017

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
General Mills, Inc.
4.00%, 04/17/2025	$ 305,000	$ 333,579
4.55%, 04/17/2038	75,000	89,758
Kellogg Co.
3.40%, 11/15/2027	190,000	203,846
Kraft Heinz Foods Co.
2.80%, 07/02/2020	53,000	53,104
5.00%, 07/15/2035	910,000	1,050,416
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	321,224
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	124,055

		3,179,796

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 03/15/2049	570,000	688,428
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	385,340
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (B)	280,000	332,353
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	358,458
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	176,145
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	78,631
3.25%, 06/15/2026	85,000	90,331
3.50%, 09/15/2021	601,000	615,414
3.95%, 10/01/2046	94,000	102,399
5.88%, 03/15/2041	109,000	146,548
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	194,014

		3,168,061

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
4.90%, 11/30/2046	680,000	915,365
Becton Dickinson and Co.
3.73%, 12/15/2024	23,000	24,689
Boston Scientific Corp.
3.75%, 03/01/2026	335,000	365,013
4.00%, 03/01/2029	660,000	745,221
Covidien International Finance SA
2.95%, 06/15/2023	49,000	50,771
DH Europe Finance II Sarl
3.25%, 11/15/2039	134,000	140,942
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	136,000	142,834

		2,384,835

Health Care Providers & Services - 1.0%
Aetna, Inc.
4.50%, 05/15/2042	153,000	173,352
6.75%, 12/15/2037	305,000	430,444
Anthem, Inc.
3.13%, 05/15/2022	200,000	206,138
4.10%, 03/01/2028	425,000	469,842
4.38%, 12/01/2047	110,000	123,794
4.65%, 01/15/2043	38,000	44,115
Cigna Corp.
4.50%, 02/25/2026 (B)	367,000	410,033
4.80%, 07/15/2046 (B)	62,000	74,144
Cottage Health Obligated Group
3.30%, 11/01/2049	360,000	374,746

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp.
3.25%, 08/15/2029	$ 515,000	$ 534,277
4.30%, 03/25/2028	567,000	628,285
5.05%, 03/25/2048	1,440,000	1,745,485
Hartford HealthCare Corp.
3.45%, 07/01/2054	780,000	806,513
HCA, Inc.
5.13%, 06/15/2039	420,000	484,381
5.25%, 06/15/2026	500,000	571,383
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	174,437
Mayo Clinic
4.13%, 11/15/2052	198,000	243,225
Memorial Health Services
3.45%, 11/01/2049	720,000	767,602
NYU Langone Hospitals
3.38%, 07/01/2055 (H)	300,000	307,587
Partners Healthcare System, Inc.
3.34%, 07/01/2060	1,261,000	1,315,594
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	178,787
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	80,749
Texas Health Resources
4.33%, 11/15/2055	175,000	221,203
UnitedHealth Group, Inc.
4.63%, 07/15/2035	234,000	289,118

		10,655,234

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	579,667

Independent Power & Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC
5.75%, 10/01/2041	86,000	103,601
NRG Energy, Inc.
4.45%, 06/15/2029 (B)	375,000	406,934

		510,535

Industrial Conglomerates - 0.0% (F)
General Electric Co.
4.65%, 10/17/2021, MTN	258,000	269,523
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	52,468

		321,991

Insurance - 1.3%
AIA Group, Ltd.
3.20%, 03/11/2025 (B)	200,000	209,249
3.60%, 04/09/2029 (B)	200,000	218,180
3.90%, 04/06/2028 (B)	335,000	369,004
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	400,000	574,101
Assurant, Inc.
4.20%, 09/27/2023	425,000	450,865
Athene Global Funding
2.75%, 06/25/2024 (B)	550,000	564,775
2.95%, 11/12/2026 (B)	1,340,000	1,379,411
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	327,316
CNA Financial Corp.
3.95%, 05/15/2024	164,000	176,397
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (I), 4.00% (A) (B)	421,000	442,050

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	$ 83,000	$ 108,392
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (A), 02/15/2069 (B)	600,000	736,326
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	417,242
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	303,000	319,600
3.25%, 01/30/2024 (B)	115,000	120,875
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (B)	300,000	326,864
4.57%, 02/01/2029 (B)	200,000	230,998
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	252,998
Lincoln National Corp.
3.05%, 01/15/2030	375,000	390,160
4.00%, 09/01/2023	300,000	322,576
4.20%, 03/15/2022	211,000	221,142
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	372,221
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	176,048
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070 (B)	281,000	290,595
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	416,937
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	371,404
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	96,461
2.35%, 07/14/2026 (B)	226,000	230,392
3.00%, 01/10/2028 (B) (G)	202,000	215,983
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	330,000	406,190
OneBeacon Holdings, Inc.
4.60%, 11/09/2022 (G)	500,000	529,008
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	217,503
Progressive Corp.
Fixed until 03/15/2023 (I), 5.38% (A)	245,000	257,862
Prudential Financial, Inc.
3.91%, 12/07/2047	164,000	183,076
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,163,360
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	380,000	385,694
3.85%, 09/19/2023 (B)	300,000	320,250
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	264,687
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	310,052
4.90%, 09/15/2044 (B)	150,000	192,050
Travelers Property Casualty Corp.
7.75%, 04/15/2026	200,000	264,302

		14,822,596

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	$ 500,000	$ 586,413

IT Services - 0.3%
DXC Technology Co.
4.25%, 04/15/2024 (G)	172,000	183,844
Fiserv, Inc.
3.20%, 07/01/2026	230,000	242,826
4.40%, 07/01/2049	220,000	257,929
Global Payments, Inc.
4.15%, 08/15/2049	460,000	521,041
IBM Credit LLC
3.00%, 02/06/2023	500,000	518,681
International Business Machines Corp.
3.30%, 05/15/2026	930,000	1,000,875
7.00%, 10/30/2025	508,000	647,739
Western Union Co.
3.60%, 03/15/2022 (G)	400,000	413,110

		3,786,045

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	169,101
4.15%, 02/01/2024	217,000	235,282

		404,383

Machinery - 0.1%
Ingersoll-Rand Finance SA
2.63%, 05/01/2020	200,000	200,221
nVent Finance Sarl
4.55%, 04/15/2028	337,000	362,253
Parker-Hannifin Corp.
4.10%, 03/01/2047	104,000	119,340
Xylem, Inc.
3.25%, 11/01/2026	74,000	78,494

		760,308

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	625,000	668,831
5.05%, 03/30/2029	400,000	460,442
6.83%, 10/23/2055	150,000	198,503
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	484,478
Comcast Corp.
3.15%, 03/01/2026 - 02/15/2028	755,000	806,164
3.25%, 11/01/2039	380,000	403,807
3.45%, 02/01/2050	1,119,000	1,201,768
3.95%, 10/15/2025	335,000	370,373
4.60%, 10/15/2038	415,000	511,953
4.95%, 10/15/2058	525,000	714,438
Cox Communications, Inc.
4.60%, 08/15/2047 (B)	196,000	228,901
Discovery Communications LLC
4.38%, 06/15/2021	344,000	356,430
Fox Corp.
4.71%, 01/25/2029 (B)	245,000	285,219
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	301,582
SES SA
3.60%, 04/04/2023 (B)	100,000	103,332

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
TCI Communications, Inc.
7.13%, 02/15/2028	$ 100,000	$ 133,418
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	459,926
7.30%, 07/01/2038	90,000	122,435
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	367,902
ViacomCBS, Inc.
2.90%, 01/15/2027	250,000	255,324
4.00%, 01/15/2026	208,000	226,487
4.20%, 06/01/2029	380,000	424,739
4.85%, 07/01/2042	150,000	175,495

		9,261,947

Metals & Mining - 0.2%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	210,717
Barrick Gold Corp.
6.45%, 10/15/2035 (G)	140,000	187,827
BHP Billiton Finance, Ltd.
4.13%, 02/24/2042	150,000	177,368
Nucor Corp.
6.40%, 12/01/2037	390,000	553,416
Steel Dynamics, Inc.
3.45%, 04/15/2030	522,000	538,096

		1,667,424

Multi-Utilities - 0.3%
CMS Energy Corp.
3.00%, 05/15/2026	73,000	76,717
3.88%, 03/01/2024	350,000	373,686
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	214,341
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	326,888
4.15%, 05/15/2045	270,000	317,382
Dominion Energy, Inc.
2.75%, 09/15/2022	165,000	168,302
4.90%, 08/01/2041	103,000	126,712
5.25%, 08/01/2033	500,000	622,463
DTE Electric Co.
3.95%, 06/15/2042	101,000	111,962
NiSource, Inc.
5.80%, 02/01/2042	600,000	787,606
San Diego Gas & Electric Co.
6.00%, 06/01/2026 (G)	320,000	388,518
6.13%, 09/15/2037	100,000	135,885
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	123,568

		3,774,030

Multiline Retail - 0.0% (F)
Dollar General Corp.
4.13%, 05/01/2028	280,000	315,207

Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.
4.75%, 04/15/2043	268,000	262,015
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	425,060
BP Capital Markets PLC
3.28%, 09/19/2027	321,000	341,246
Buckeye Partners, LP
4.88%, 02/01/2021	200,000	203,022
5.85%, 11/15/2043	150,000	139,464

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cameron LNG LLC
3.70%, 01/15/2039 (B)	$ 554,000	$ 595,121
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024 (G)	200,000	212,935
5.85%, 02/01/2035	150,000	190,968
6.45%, 06/30/2033	299,000	395,755
Cenovus Energy, Inc.
5.25%, 06/15/2037	101,000	112,377
6.75%, 11/15/2039	106,000	133,422
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	328,426
Ecopetrol SA
5.38%, 06/26/2026	135,000	152,456
5.88%, 09/18/2023	113,000	126,052
Enable Midstream Partners, LP
4.95%, 05/15/2028	135,000	139,238
Enbridge, Inc.
4.50%, 06/10/2044	200,000	225,300
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	300,000	327,453
Energy Transfer Operating, LP
4.75%, 01/15/2026	173,000	189,494
6.05%, 06/01/2041	538,000	619,302
Eni SpA
5.70%, 10/01/2040 (B)	900,000	1,139,844
Enterprise Products Operating LLC
3.70%, 02/15/2026 - 01/31/2051	417,000	426,806
3.75%, 02/15/2025	74,000	79,501
3.90%, 02/15/2024	362,000	387,832
3.95%, 01/31/2060	185,000	187,528
4.20%, 01/31/2050	235,000	253,098
4.45%, 02/15/2043	161,000	178,687
4.95%, 10/15/2054	33,000	38,717
5.10%, 02/15/2045	32,000	38,329
7.55%, 04/15/2038	161,000	240,043
EOG Resources, Inc.
4.15%, 01/15/2026	80,000	88,694
EQT Corp.
3.90%, 10/01/2027 (G)	264,000	211,042
Exxon Mobil Corp.
3.00%, 08/16/2039	515,000	533,312
4.11%, 03/01/2046	294,000	352,177
Kinder Morgan, Inc.
4.30%, 03/01/2028	700,000	773,618
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	82,819
4.20%, 12/01/2042 - 10/03/2047	648,000	689,234
MPLX, LP
4.13%, 03/01/2027	155,000	164,209
4.50%, 04/15/2038	280,000	289,311
5.20%, 03/01/2047	108,000	119,325
5.25%, 01/15/2025 (B)	214,000	224,948
Noble Energy, Inc.
3.25%, 10/15/2029	290,000	291,821
5.25%, 11/15/2043	400,000	444,330
Occidental Petroleum Corp.
3.50%, 08/15/2029 (G)	695,000	716,995
7.15%, 05/15/2028	552,000	691,640
7.88%, 09/15/2031	100,000	136,722
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,916
5.00%, 09/15/2023	65,000	71,231
6.65%, 10/01/2036	220,000	285,108
ONEOK, Inc.
3.40%, 09/01/2029	495,000	506,278
5.20%, 07/15/2048	300,000	343,728

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.
7.20%, 11/01/2031	$ 200,000	$ 248,468
7.38%, 11/01/2031	250,000	315,628
Petroleos Mexicanos
5.35%, 02/12/2028	189,000	190,710
6.35%, 02/12/2048	71,000	70,208
6.50%, 03/13/2027	1,400,000	1,517,838
6.75%, 09/21/2047	403,000	407,836
6.84%, 01/23/2030 (B)	82,000	88,847
7.69%, 01/23/2050 (B)	207,000	227,410
Phillips 66
4.88%, 11/15/2044	40,000	49,163
Phillips 66 Partners, LP
3.15%, 12/15/2029	300,000	303,043
3.55%, 10/01/2026	66,000	70,523
4.90%, 10/01/2046	144,000	165,770
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	138,257
4.65%, 10/15/2025	350,000	382,464
4.70%, 06/15/2044	160,000	154,097
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	159,033
8.00%, 03/01/2032	105,000	152,135
Spectra Energy Partners, LP
3.50%, 03/15/2025 (G)	633,000	673,813
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	736,337
7.88%, 06/15/2026	100,000	130,009
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	204,252
5.50%, 02/15/2020	250,000	250,201
6.10%, 02/15/2042	500,000	574,785
TC PipeLines, LP
3.90%, 05/25/2027	141,000	148,520
Total Capital International SA
3.46%, 07/12/2049	480,000	521,842
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	135,000	142,810
4.88%, 01/15/2026	370,000	421,159
Valero Energy Corp.
7.50%, 04/15/2032	70,000	97,050
Williams Cos., Inc.
3.90%, 01/15/2025	117,000	124,773
4.85%, 03/01/2048	249,000	268,454

		24,072,384

Personal Products - 0.0% (F)
Unilever Capital Corp.
3.38%, 03/22/2025	180,000	192,932

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.85%, 06/15/2024	211,000	224,974
4.55%, 03/15/2035	300,000	345,006
Allergan, Inc.
2.80%, 03/15/2023	162,000	164,869
3.38%, 09/15/2020	125,000	126,491
AstraZeneca PLC
6.45%, 09/15/2037	180,000	262,852
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,654
5.25%, 06/23/2045	10,000	13,481
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	559,000	594,615
3.40%, 07/26/2029 (B)	611,000	669,484
4.13%, 06/15/2039 (B)	377,000	451,519

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
4.55%, 02/20/2048 (B)	$ 370,000	$ 468,909
5.00%, 08/15/2045 (B)	150,000	199,683
5.70%, 10/15/2040 (B) (G)	160,000	220,403
Mylan NV
3.95%, 06/15/2026	185,000	197,459
Mylan, Inc.
3.13%, 01/15/2023 (B)	100,000	102,516
5.40%, 11/29/2043	100,000	115,111
Pfizer, Inc.
3.90%, 03/15/2039	600,000	696,717
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	343,557
3.20%, 09/23/2026	778,000	818,631

		6,036,931

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	321,830
3.88%, 03/20/2027 (B)	325,000	355,875

		677,705

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (B)	510,000	551,927
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	327,000	360,875
5.75%, 05/01/2040	300,000	424,661
7.29%, 06/01/2036	90,000	136,317
CSX Corp.
4.75%, 11/15/2048	215,000	271,457
6.00%, 10/01/2036, MTN	340,000	456,793
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	315,000	345,007
Norfolk Southern Corp.
3.85%, 01/15/2024 (G)	266,000	285,861
4.05%, 08/15/2052	87,000	98,861
Ryder System, Inc.
2.50%, 05/11/2020, MTN	158,000	158,176
3.45%, 11/15/2021, MTN	42,000	43,203

		3,133,138

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	254,873
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	663,000	693,624
3.88%, 01/15/2027	200,000	211,051
Broadcom, Inc.
4.75%, 04/15/2029 (B)	925,000	1,036,573

		2,196,121

Software - 0.2%
Microsoft Corp.
3.50%, 02/12/2035	277,000	314,567
3.95%, 08/08/2056	221,000	273,449
4.00%, 02/12/2055	321,000	397,894
4.10%, 02/06/2037	489,000	591,361
4.20%, 11/03/2035	103,000	125,595
Oracle Corp.
2.95%, 05/15/2025	200,000	211,239
3.85%, 07/15/2036	33,000	37,687
3.90%, 05/15/2035	27,000	31,289

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
VMware, Inc.
2.95%, 08/21/2022	$ 521,000	$ 533,160

		2,516,241

Specialty Retail - 0.2%
Home Depot, Inc.
3.13%, 12/15/2049	735,000	757,203
Lowe’s Cos., Inc.
3.65%, 04/05/2029	472,000	514,611
4.55%, 04/05/2049	413,000	496,791
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	269,234

		2,037,839

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	296,000	305,299
2.90%, 09/12/2027	597,000	633,224
2.95%, 09/11/2049	99,000	100,929
3.00%, 06/20/2027 (G)	637,000	680,714
3.20%, 05/13/2025 - 05/11/2027	446,000	479,952
3.25%, 02/23/2026	266,000	286,186
3.35%, 02/09/2027	603,000	654,268
3.45%, 02/09/2045	528,000	579,148
3.75%, 09/12/2047	500,000	580,118
3.85%, 08/04/2046	207,000	242,196
4.65%, 02/23/2046	119,000	154,533
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	500,000	583,866

		5,280,433

Tobacco - 0.0% (F)
BAT Capital Corp.
4.54%, 08/15/2047	290,000	299,794

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	1,153,000	1,181,771
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	272,405
3.50%, 10/10/2024 (B)	200,000	209,738
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	168,724
8.63%, 01/15/2022	700,000	787,542
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	249,132

		2,869,312

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	219,300
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.13%, 08/01/2023 (B)	233,000	249,145
4.88%, 07/11/2022 (B)	500,000	534,457

		1,002,902

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	321,515
4.00%, 12/01/2046	172,000	197,333

		518,848

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	$ 236,000	$ 243,354
3.63%, 04/22/2029	505,000	552,667
4.38%, 04/22/2049	251,000	304,410
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	203,415
Rogers Communications, Inc.
4.35%, 05/01/2049	350,000	413,593
Vodafone Group PLC
3.75%, 01/16/2024	75,000	79,982
4.88%, 06/19/2049	545,000	651,936
5.25%, 05/30/2048	260,000	327,615

		2,776,972

Total Corporate Debt Securities (Cost $253,393,056)		275,745,064

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (F)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	350,340

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	318,282
5.00%, 06/15/2045	200,000	243,000
7.38%, 09/18/2037	200,000	293,500

		854,782

Israel - 0.3%
Israel Government AID Bond
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,240,000
Israel Government AID Bond, Principal Only STRIPS
Series 2,
Zero Coupon, 11/01/2024	2,250,000	2,076,001

		3,316,001

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028	1,042,000	1,104,520
4.13%, 01/21/2026	615,000	668,812
4.35%, 01/15/2047	183,000	200,568
4.60%, 02/10/2048	200,000	227,302
4.75%, 03/08/2044, MTN	190,000	217,550
5.75%, 10/12/2110, MTN	550,000	683,375

		3,102,127

Panama - 0.0% (F)
Panama Government International Bond
4.50%, 04/16/2050	200,000	247,302

Total Foreign Government Obligations (Cost $7,267,157)		7,870,552

MORTGAGE-BACKED SECURITIES - 3.6%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	3,448	3,586
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	66,372	68,933

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust (continued)
Series 2004-C, Class 1A1,
4.38% (A), 12/20/2034	$ 23,888	$ 24,443
Series 2005-E, Class 4A1,
4.40% (A), 03/20/2035	65,930	66,330
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
5.12% (A), 04/25/2033	28,272	29,191
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,589,856
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	32,299	32,697
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.40% (A), 07/25/2033	34,078	35,138
Series 2004-2, Class 14A,
4.35% (A), 05/25/2034	24,590	24,885
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.80% (A), 06/11/2041 (B)	74,494	135
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
1.38% (A), 12/11/2049 (B)	25,512	1,040
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.45% (A), 02/25/2037	398,134	407,761
Series 2007-A1, Class 2A1,
4.69% (A), 02/25/2037	72,843	75,978
Series 2007-A1, Class 7A1,
4.51% (A), 02/25/2037	57,816	59,616
Series 2007-A1, Class 9A1,
4.39% (A), 02/25/2037	27,443	27,845
Series 2007-A2, Class 1A1,
4.79% (A), 06/25/2035	21,191	21,828
Series 2007-A2, Class 2A1,
4.14% (A), 06/25/2035	124,892	127,408
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	102,677	105,817
Series 2004-3, Class A4,
5.75%, 04/25/2034	154,015	159,208
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	141,662	146,241
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	259	261
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
4.24% (A), 09/25/2033	42,080	43,309
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	45,826	46,763
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	101,258	103,838
Series 2009-10, Class 1A1,
4.33% (A), 09/25/2033 (B)	133,433	136,977
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class IO,
1.08% (A), 08/15/2048	518,882	2,055
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	613,407
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	2,410,000	2,668,354

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.80% (A), 08/15/2045	$ 1,728,677	$ 58,785
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	37,030	37,835
Series 2003-AR15, Class 3A1,
4.16% (A), 06/25/2033	68,563	69,560
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,542
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	76,370	78,011
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	82,583	85,552
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	89,628	93,338
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	123,744	128,629
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	504,541
CSMC Trust
Series 2010-17R, Class 1A1,
4.12% (A), 06/26/2036 (B)	6,163	6,177
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.20% (A), 02/25/2020	13,834	13,778
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
1.27% (A), 11/10/2039 (B)	814,268	3,874
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.01% (A), 09/25/2035 (B)	666,507	590,944
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
2.68% (A), 09/25/2035 (B)	499,881	65,240
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	196,163	200,381
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	131,355	134,751
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 2.16% (A), 06/25/2035	10,414	9,891
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	1,980,000	1,988,156
Series 2018-RPL1, Class A,
4.25% (A), 06/25/2023 (B)	2,410,000	2,436,001
Series 2019-RPL1, Class NOTE,
3.97% (A), 06/25/2024 (B)	2,300,000	2,322,987
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 2.26% (A), 05/25/2035	94,911	93,303
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	41,208	41,686

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.01% (A), 05/25/2036	$ 204,992	$ 200,837
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.01% (A), 08/25/2036	55,888	55,877
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,687,572
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.39% (A), 06/12/2043	2,310,625	3,270
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
4.91% (A), 07/25/2034	8,437	8,685
Series 2004-A4, Class 1A1,
4.79% (A), 09/25/2034	18,616	19,552
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	1,564	1,566
Series 2005-A1, Class 3A4,
4.43% (A), 02/25/2035	69,333	72,123
Series 2006-A2, Class 5A3,
4.11% (A), 11/25/2033	128,653	133,805
Series 2006-A3, Class 6A1,
4.14% (A), 08/25/2034	15,021	15,233
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.39% (A), 02/15/2041 (B)	957,864	103
LHOME Mortgage Trust
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (B)	2,210,000	2,215,020
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.54% (A), 04/21/2034	143,766	147,530
Series 2004-13, Class 3A7,
4.69% (A), 11/21/2034	92,303	94,931
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	12,127	12,512
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	187,244	189,417
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	28,324	29,341
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (B)	9,836	7,193
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
4.82% (A), 07/25/2033	37,516	37,555
Series 2003-A5, Class 2A6,
4.04% (A), 08/25/2033	29,290	29,874
Series 2004-1, Class 2A1,
3.83% (A), 12/25/2034	106,263	107,874
Series 2004-A4, Class A2,
4.35% (A), 08/25/2034	47,524	49,203
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 2.76% (A), 09/25/2029	93,360	91,503
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.75% (A), 12/12/2049 (B)	202,612	2

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.73% (A), 12/15/2043 (B)	$ 424,885	$ 4
Series 2006-T21, Class X,
0.08% (A), 10/12/2052 (B)	3,700,936	2,435
Series 2007-HQ11, Class X,
0.41% (A), 02/12/2044 (B)	383,567	123
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.61% (A), 04/25/2034	134,306	146,134
MRCD Mortgage Trust
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (B)	1,443,000	1,425,548
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	45,891	49,073
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
Zero Coupon, 02/25/2034	3,006	2,539
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.68% (A), 05/25/2035	5,061	5,053
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	82,852	87,596
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	131,307	135,721
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	2,567,916	2,705,147
Series 2019-3, Class MB,
3.50%, 10/25/2058	981,274	1,075,525
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,991,975	2,104,173
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.26% (A), 12/20/2034	174,463	176,238
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 2.26% (A), 12/20/2034	63,767	63,447
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 2.22% (A), 01/20/2035	79,030	75,839
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.32% (A), 10/19/2034	181,248	183,160
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.14% (A), 12/25/2033	43,920	45,281
Series 2004-4XS, Class 1A5,
5.11% (A), 02/25/2034	236,578	243,510
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.30% (A), 09/25/2043	89,868	91,458
Series 2004-1, Class II2A,
3.29% (A), 03/25/2044	35,921	36,200
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (A), 09/25/2022	1,548,000	1,556,090

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	$ 1,000,000	$ 1,029,380
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	674,048
Series 2012-C2, Class XA,
1.46% (A), 05/10/2063 (B)	4,137,204	108,058
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (A), 12/15/2020	2,090,000	2,090,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,029,369
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.01% (A), 03/15/2045 (B)	528,022	5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
4.70% (A), 06/25/2033	149,705	152,981
Series 2003-AR7, Class A7,
4.44% (A), 08/25/2033	53,982	54,799
Series 2003-AR8, Class A,
4.40% (A), 08/25/2033	21,699	22,180
Series 2003-AR9, Class 1A6,
4.33% (A), 09/25/2033	114,619	117,520
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	154,039	157,960
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 12.90% (A), 06/25/2033	6,701	8,572
Series 2003-S9, Class A8,
5.25%, 10/25/2033	67,667	69,070
Series 2004-AR3, Class A1,
4.49% (A), 06/25/2034	14,901	15,245
Series 2004-AR3, Class A2,
4.49% (A), 06/25/2034	153,264	156,414
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	155,068	164,871
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	42,454	45,761
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	19,826	19,808
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	2,016,910
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1,
4.62% (A), 10/25/2034	305,706	305,419
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	534,116	543,699

Total Mortgage-Backed Securities (Cost $38,810,527)		39,801,803

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.1%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	831,397

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.2%
New York State Dormitory Authority, Revenue Bonds,
5.60%, 03/15/2040	$ 280,000	$ 370,272
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	1,079,784
5.65%, 11/01/2040	655,000	931,155

		2,381,211

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	1,054,304
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,918,808

		2,973,112

Total Municipal Government Obligations (Cost $4,421,161)		6,185,720

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.4%
Federal Home Loan Mortgage Corp.
3.50%, 06/01/2042 - 07/15/2042	2,228,664	2,366,908
12-Month LIBOR + 1.59%, 3.64% (A), 12/01/2036	150,408	157,173
6-Month LIBOR + 1.54%, 3.67% (A), 05/01/2037	60,565	62,807
12-Month LIBOR + 1.64%, 3.77% (A), 11/01/2036	35,746	37,310
12-Month LIBOR + 1.91%, 3.91% (A), 04/01/2037	1,361	1,402
6-Month LIBOR + 1.70%, 3.98% (A), 10/01/2036	18,521	19,188
12-Month LIBOR + 2.00%, 4.00% (A), 11/01/2036	6,634	6,926
4.00%, 04/01/2043 - 09/01/2049	5,495,666	5,864,877
1-Year CMT + 2.24%, 4.05% (A), 11/01/2036	123,989	131,334
12-Month LIBOR + 1.67%, 4.09% (A), 12/01/2036	106,037	111,349
6-Month LIBOR + 2.01%, 4.09% (A), 05/01/2037	36,037	37,999
12-Month LIBOR + 1.82%, 4.22% (A), 09/01/2037	20,295	21,407
1-Year CMT + 2.25%, 4.30% (A), 02/01/2036	226,730	239,926
12-Month LIBOR + 1.70%, 4.35% (A), 02/01/2037	22,481	23,624
1-Year CMT + 2.36%, 4.49% (A), 10/01/2037	16,456	17,300
4.50%, 05/01/2041 - 07/01/2047	10,405,485	11,332,721
1-Year CMT + 2.25%, 4.55% (A), 01/01/2035	245,002	258,814
1-Year CMT + 2.25%, 4.58% (A), 07/01/2036	163,365	172,768
1-Year CMT + 2.65%, 4.59% (A), 10/01/2037	92,407	91,410
1-Year CMT + 2.43%, 4.77% (A), 12/01/2031	241,849	255,756
12-Month LIBOR + 1.90%, 4.94% (A), 05/01/2038	13,214	14,109

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 2.47%, 5.00% (A), 03/01/2036	$ 74,724	$ 80,509
5.00%, 08/01/2040	269,132	298,878
12-Month LIBOR + 1.98%, 5.00% (A), 04/01/2037	17,289	18,215
12-Month LIBOR + 2.03%, 5.05% (A), 05/01/2037	32,162	34,017
12-Month LIBOR + 2.18%, 5.06% (A), 05/01/2037	90,497	96,607
12-Month LIBOR + 2.33%, 5.22% (A), 05/01/2036	21,231	22,650
12-Month LIBOR + 2.35%, 5.48% (A), 03/01/2037	29,193	30,581
5.50%, 02/01/2021 - 12/01/2035	570,965	610,391
6.00%, 12/01/2036 - 06/01/2037	175,475	194,093
6.50%, 05/01/2035 - 03/01/2038	824,066	943,416
7.50%, 02/01/2038 - 09/01/2038	36,962	42,711
10.00%, 03/17/2026 - 10/01/2030	10,052	10,552
11.00%, 02/17/2021	632	636
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	2,500,000	2,537,675
2.31%, 12/25/2022	2,461,302	2,503,375
2.33%, 06/25/2021	2,100,000	2,109,357
1-Month LIBOR + 0.70%, 2.46% (A), 09/25/2022	174,791	174,725
2.60%, 09/25/2020	5,710	5,720
2.72%, 07/25/2026	1,456,000	1,529,419
2.74%, 09/25/2025	1,000,000	1,045,833
2.81%, 09/25/2024	4,140,000	4,300,297
2.84%, 09/25/2022	784,009	804,352
2.93%, 01/25/2023	1,036,676	1,067,468
3.12%, 06/25/2027	654,000	709,098
3.24%, 04/25/2027	1,097,000	1,197,433
3.30% (A), 11/25/2027	965,000	1,062,811
3.33%, 05/25/2027	590,000	645,332
3.34% (A), 04/25/2028	970,000	1,047,057
3.35%, 01/25/2028	1,595,000	1,756,674
3.90% (A), 08/25/2028	1,720,000	1,982,824
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 1.93% (A), 08/15/2023	103,061	102,784
1-Month LIBOR + 0.30%, 1.98% (A), 03/15/2036	28,905	28,707
1-Month LIBOR + 0.40%, 2.09% (A), 07/15/2037	477,950	477,018
1-Month LIBOR + 1.20%, 2.88% (A), 07/15/2039	19,104	19,556
4.00%, 11/15/2041 - 07/15/2042	3,203,742	3,692,837
4.50%, 06/15/2025	1,540,907	1,616,154
5.00%, 07/15/2033 - 07/15/2041	8,920,699	10,420,924
5.30%, 01/15/2033	324,925	366,630
5.50%, 02/15/2022 - 01/15/2039	2,304,518	2,577,662
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	461,240	493,315
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	533,684	589,797
5.70% (A), 10/15/2038	196,310	215,980
6.00%, 05/15/2034 - 06/15/2038	1,345,206	1,561,335
6.25%, 10/15/2023	90,543	95,629
(1.50) * 1-Month LIBOR + 9.08%, 6.40% (A), 11/15/2033	53,594	56,839
6.50%, 08/15/2021 - 06/15/2032	729,954	805,515
7.00%, 12/15/2036	356,480	423,600
7.02% (A), 11/15/2021	14,885	15,090

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
7.35% (A), 11/15/2046	$ 488,303	$ 580,611
7.50%, 11/15/2036 - 12/15/2036	439,726	530,285
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	14,087	16,323
(1.83) * 1-Month LIBOR + 14.85%, 11.78% (A), 06/15/2033	25,114	31,759
(3.33) * 1-Month LIBOR + 17.50%, 11.91% (A), 02/15/2040	329,156	440,152
(2.50) * 1-Month LIBOR + 17.45%, 13.26% (A), 02/15/2038	11,063	13,363
(3.00) * 1-Month LIBOR + 20.22%, 15.19% (A), 07/15/2035	24,982	34,686
(4.00) * 1-Month LIBOR + 22.00%, 15.30% (A), 05/15/2035	39,927	55,966
(2.60) * 1-Month LIBOR + 20.93%, 16.57% (A), 08/15/2031	33,445	45,925
(4.50) * 1-Month LIBOR + 24.75%, 17.21% (A), 06/15/2035	58,526	100,832
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.43% (A), 01/15/2040	361,280	19,881
4.00%, 11/15/2029	227,481	5,565
(1.00) * 1-Month LIBOR + 6.00%, 4.32% (A), 11/15/2037 - 10/15/2040	705,137	114,775
(1.00) * 1-Month LIBOR + 6.05%, 4.37% (A), 05/15/2038	105,821	13,369
(1.00) * 1-Month LIBOR + 6.10%, 4.42% (A), 05/15/2039	48,125	3,319
4.50%, 12/15/2024	2,735	35
(1.00) * 1-Month LIBOR + 6.25%, 4.57% (A), 12/15/2039	156,955	27,551
(1.00) * 1-Month LIBOR + 6.34%, 4.66% (A), 12/15/2039	455,171	75,532
(1.00) * 1-Month LIBOR + 6.40%, 4.72% (A), 01/15/2037	45,407	6,109
(1.00) * 1-Month LIBOR + 6.45%, 4.77% (A), 11/15/2037	20,381	3,746
5.00%, 04/15/2032 (J)	1,002	0
5.00%, 10/15/2039 - 08/15/2040	859,032	84,742
(1.00) * 1-Month LIBOR + 6.80%, 5.12% (A), 09/15/2039	143,571	20,373
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 12/15/2043	4,046,205	3,651,132
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.29% (A), 10/25/2037	324,993	353,708
5.23%, 05/25/2043	755,570	852,495
6.50%, 02/25/2043	249,282	296,074
6.50% (A), 09/25/2043	110,672	132,576
7.00%, 02/25/2043 - 07/25/2043	286,969	348,643
7.50%, 02/25/2042 - 09/25/2043	355,803	426,480
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 6.02% (A), 08/15/2036	315,285	75,136
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 1.88% (A), 03/25/2045 - 02/25/2046	120,227	120,093
1-Month LIBOR + 0.40%, 2.06% (A), 05/25/2042	186,525	186,121
2.15%, 01/25/2023	1,590,366	1,604,908
1-Month LIBOR + 0.55%, 2.21% (A), 08/25/2042	704,358	705,958
2.38%, 10/01/2026	1,493,666	1,551,701
2.43%, 08/01/2026	1,904,745	1,975,809
2.49%, 05/01/2026 - 05/25/2026	2,989,028	3,102,574

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.57% (A), 12/25/2026	$ 415,806	$ 434,913
2.61%, 06/01/2026	1,012,000	1,061,826
2.62%, 11/01/2031	4,165,000	4,372,745
2.63%, 03/01/2026	2,903,291	3,033,918
2.64%, 06/01/2026	2,477,000	2,598,883
1-Month LIBOR + 0.93%, 2.66% (A), 11/25/2022	340,562	341,175
2.67%, 04/01/2025	1,136,996	1,183,801
2.70%, 07/01/2026	1,272,347	1,340,229
2.80%, 10/01/2025 - 01/01/2028	14,737,748	15,494,563
2.90%, 06/25/2027	2,039,022	2,151,157
2.92%, 01/01/2025	2,510,000	2,638,345
2.93%, 06/01/2030	1,000,000	1,071,978
2.94% (A), 01/25/2026	3,486,000	3,681,635
2.94%, 12/01/2028	5,000,000	5,405,769
2.98%, 06/01/2027	1,715,000	1,834,550
2.99%, 08/01/2029	3,000,000	3,262,112
3.00%, 06/01/2043	1,115,307	1,161,622
3.02%, 07/01/2024 - 05/01/2030	13,052,220	14,031,539
3.04%, 06/01/2024 - 07/01/2029	6,873,971	7,421,842
3.06% (A), 05/25/2027	1,700,000	1,827,259
3.08%, 12/01/2024	1,859,775	1,962,954
3.09%, 09/01/2029	3,797,000	4,154,143
3.11%, 03/01/2027	1,939,159	2,091,878
3.15% (A), 03/25/2028	1,138,000	1,229,498
3.15%, 04/01/2031	2,992,901	3,220,829
3.17%, 02/01/2030	967,646	1,054,040
3.18% (A), 06/25/2027	1,771,000	1,912,165
3.19% (A), 02/25/2030	815,000	891,560
3.21%, 03/01/2029	5,000,000	5,488,571
3.24%, 06/01/2026	905,283	976,220
3.28%, 11/01/2030	1,965,383	2,159,155
3.29%, 08/01/2026	1,993,069	2,166,871
3.30% (A), 04/25/2029	1,419,000	1,552,896
3.32%, 04/01/2029	5,000,000	5,529,285
3.37%, 05/01/2037	904,688	1,006,058
3.38%, 12/01/2029	783,138	862,540
3.45%, 04/01/2029	3,867,000	4,293,200
6-Month LIBOR + 1.29%, 3.49% (A), 07/01/2037	56,530	58,096
3.50% (A), 07/25/2028	2,032,000	2,245,125
3.50%, 04/01/2043 - 01/01/2044	2,309,703	2,436,344
3.52%, 10/01/2029	798,732	885,336
3.57%, 07/01/2028	2,450,590	2,725,571
6-Month LIBOR + 1.31%, 3.59% (A), 09/01/2036	27,889	28,665
3.59%, 01/01/2031	931,262	1,043,022
12-Month LIBOR + 1.46%, 3.71% (A), 09/01/2037	23,870	24,979
3.73%, 05/01/2029	848,755	958,553
12-Month LIBOR + 1.39%, 3.74% (A), 11/01/2037	42,966	44,656
12-Month LIBOR + 1.86%, 3.75% (A), 11/01/2036	16,487	17,279
3.76%, 12/01/2035	1,881,659	2,148,792
3.82%, 07/01/2030	2,502,000	2,885,147
6-Month LIBOR + 1.48%, 3.87% (A), 02/01/2037	45,802	47,369
12-Month LIBOR + 1.63%, 3.88% (A), 09/01/2036	91,074	94,852
6-Month LIBOR + 1.54%, 3.88% (A), 02/01/2037	20,602	21,364
12-Month LIBOR + 1.81%, 3.89% (A), 12/01/2036	20,280	21,295
3.90%, 09/01/2021	858,864	880,240
12-Month LIBOR + 1.94%, 3.94% (A), 12/01/2036	49,730	52,229

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.97%, 12/01/2025	$ 406,125	$ 448,409
12-Month LIBOR + 1.77%, 3.97% (A), 10/01/2036	23,891	24,970
4.00%, 01/01/2043 - 08/01/2048	6,445,881	6,840,648
4.02%, 11/01/2028	631,201	721,151
4.05%, 01/01/2021	1,565,000	1,580,967
12-Month LIBOR + 1.82%, 4.07% (A), 09/01/2036	17,444	18,261
12-Month LIBOR + 1.64%, 4.11% (A), 07/01/2037	29,048	30,487
1-Year CMT + 2.06%, 4.21% (A), 11/01/2037	83,032	87,709
12-Month LIBOR + 1.88%, 4.22% (A), 08/01/2036	4,274	4,334
4.23%, 02/01/2029	4,012,813	4,640,074
12-Month LIBOR + 2.28%, 4.23% (A), 11/01/2036	7,613	8,070
4.25%, 04/01/2021	2,500,000	2,546,188
4.26%, 07/01/2021	2,371,903	2,430,918
4.34%, 06/01/2021	7,000,000	7,164,452
12-Month LIBOR + 1.80%, 4.34% (A), 07/01/2037	27,540	29,166
4.45%, 07/01/2026	1,308,625	1,506,493
4.50%, 08/01/2021	3,000,000	3,089,296
4.55%, 06/25/2043	79,467	86,378
12-Month LIBOR + 1.84%, 4.61% (A), 06/01/2036	64,317	68,009
12-Month LIBOR + 1.62%, 4.64% (A), 04/01/2037	10,028	10,539
6-Month LIBOR + 2.50%, 4.70% (A), 03/01/2036	162,736	174,188
12-Month LIBOR + 1.83%, 4.70% (A), 05/01/2036	62,074	65,393
12-Month LIBOR + 1.66%, 4.72% (A), 04/01/2036	32,770	34,316
12-Month LIBOR + 2.37%, 4.99% (A), 08/01/2037	27,527	29,366
5.00%, 04/01/2022 - 08/01/2040	677,709	751,383
12-Month LIBOR + 2.38%, 5.11% (A), 03/01/2036	79,664	85,480
5.50%, 11/01/2032 - 07/01/2037	1,209,502	1,336,937
6.00%, 05/01/2020 - 11/01/2037	1,953,052	2,148,020
6.50%, 06/01/2023 - 07/25/2042	1,253,471	1,420,269
7.00%, 12/25/2033 - 02/25/2044	1,010,507	1,178,529
7.50%, 10/01/2037 - 12/25/2045	599,446	723,505
8.00%, 10/01/2031	55,254	62,149
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 1.90% (A), 10/25/2046	112,362	112,204
1-Month LIBOR + 0.29%, 1.95% (A), 07/25/2036	102,640	101,995
1-Month LIBOR + 0.40%, 2.06% (A), 06/25/2037	25,300	25,244
1-Month LIBOR + 0.25%, 2.11% (A), 06/27/2036	145,728	143,209
1-Month LIBOR + 0.55%, 2.21% (A), 08/25/2041	252,482	254,697
1-Month LIBOR + 0.60%, 2.26% (A), 04/25/2040	192,161	193,460
3.00%, 01/25/2046	738,859	770,897
3.50%, 02/25/2043	890,647	955,930
4.41% (A), 12/25/2039	131,400	137,016
4.50%, 02/25/2039 - 05/25/2041	964,136	1,066,004
5.50%, 08/25/2025 - 10/25/2040	6,042,320	6,864,415
5.61% (K), 01/25/2032	49,639	52,856
5.75%, 08/25/2034	812,866	911,439

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
5.79% (A), 12/25/2042	$ 100,999	$ 110,359
5.89% (A), 05/25/2051	174,161	199,860
5.99% (A), 06/25/2040	137,884	156,942
6.00%, 03/25/2029 - 12/25/2049	1,848,362	2,078,461
6.21% (A), 02/25/2040	167,109	185,840
6.25%, 09/25/2038	22,453	25,421
6.44% (A), 03/25/2040	222,622	256,954
6.50%, 04/18/2028 - 11/25/2041	649,195	746,195
6.75%, 04/25/2037	50,498	55,899
7.00%, 03/25/2038 - 11/25/2041	1,460,209	1,702,179
7.50%, 05/17/2024	59,596	63,939
8.00%, 02/25/2023	195,538	208,092
(2.00) * 1-Month LIBOR + 12.66%, 9.34% (A), 03/25/2040	221,183	270,376
(3.33) * 1-Month LIBOR + 17.67%, 12.13% (A), 04/25/2040	172,036	224,340
(2.50) * 1-Month LIBOR + 16.88%, 12.72% (A), 08/25/2035 - 10/25/2035	55,921	73,827
(2.00) * 1-Month LIBOR + 16.20%, 12.88% (A), 01/25/2034	13,783	16,203
(2.75) * 1-Month LIBOR + 17.88%, 13.31% (A), 09/25/2024	71,266	82,374
(2.75) * 1-Month LIBOR + 19.53%, 14.96% (A), 05/25/2034	97,799	141,297
(2.75) * 1-Month LIBOR + 20.13%, 15.56% (A), 05/25/2035	114,015	142,746
(3.33) * 1-Month LIBOR + 22.67%, 17.13% (A), 04/25/2037	54,497	84,898
(3.67) * 1-Month LIBOR + 24.57%, 18.48% (A), 11/25/2035	56,962	80,802
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.43% (A), 01/25/2038	53,291	2,321
2.44% (A), 04/25/2041	236,880	13,500
(1.00) * 1-Month LIBOR + 4.44%, 2.78% (A), 11/25/2040	743,350	74,811
3.00%, 01/25/2021	71,329	748
(1.00) * 1-Month LIBOR + 5.00%, 3.34% (A), 07/25/2040	744,650	93,305
(1.00) * 1-Month LIBOR + 5.90%, 4.24% (A), 10/25/2039	31,876	3,695
(1.00) * 1-Month LIBOR + 6.00%, 4.34% (A), 02/25/2038 - 06/25/2039	640,387	75,782
(1.00) * 1-Month LIBOR + 6.18%, 4.52% (A), 12/25/2039	10,170	1,221
(1.00) * 1-Month LIBOR + 6.25%, 4.59% (A), 01/25/2040	234,853	46,628
(1.00) * 1-Month LIBOR + 6.35%, 4.69% (A), 12/25/2037	493,293	75,890
(1.00) * 1-Month LIBOR + 6.40%, 4.74% (A), 07/25/2037 - 05/25/2040	575,424	106,291
(1.00) * 1-Month LIBOR + 6.42%, 4.76% (A), 04/25/2040	87,691	11,774
(1.00) * 1-Month LIBOR + 6.45%, 4.79% (A), 10/25/2037 - 12/25/2037	253,694	43,556
(1.00) * 1-Month LIBOR + 6.62%, 4.96% (A), 07/25/2037	125,137	17,995
(1.00) * 1-Month LIBOR + 6.65%, 4.99% (A), 10/25/2026 - 03/25/2039	463,788	58,540
5.00%, 07/25/2039	66,569	11,518
(1.00) * 1-Month LIBOR + 6.70%, 5.04% (A), 03/25/2036	962,207	200,000
(1.00) * 1-Month LIBOR + 6.99%, 5.33% (A), 03/25/2038	124,981	24,693
(1.00) * 1-Month LIBOR + 7.10%, 5.44% (A), 02/25/2040	99,542	16,451
5.50%, 10/25/2039	94,665	16,802

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	$ 2,638,284	$ 2,431,069
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	328,027	309,939
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	920,000	962,011
3.81% (A), 01/25/2048 (B)	4,355,000	4,591,514
3.81% (A), 01/25/2048 (B)	1,405,000	1,452,142
3.96% (A), 11/25/2047 (B)	2,000,000	2,138,047
3.97% (A), 07/25/2049 (B)	750,000	783,128
4.21% (A), 11/25/2047 (B)	853,000	904,477
Government National Mortgage Association
1-Month LIBOR + 0.45%, 2.14% (A), 03/20/2060	9,199	9,148
1-Month LIBOR + 0.47%, 2.16% (A), 05/20/2063	1,366,678	1,365,403
1-Month LIBOR + 0.50%, 2.19% (A), 06/20/2067	1,952,334	1,951,188
1-Month LIBOR + 0.52%, 2.21% (A), 10/20/2062	1,149,999	1,150,146
1-Month LIBOR + 0.53%, 2.22% (A), 10/20/2062	1,067,270	1,073,153
1-Month LIBOR + 0.58%, 2.27% (A), 05/20/2066	924,484	925,296
1-Month LIBOR + 0.60%, 2.29% (A), 11/20/2065	2,722,062	2,730,764
1-Month LIBOR + 0.65%, 2.34% (A), 05/20/2061 - 01/20/2066	5,408,942	5,432,770
1-Month LIBOR + 0.70%, 2.39% (A), 05/20/2061 - 03/20/2066	4,459,186	4,485,565
1-Month LIBOR + 1.00%, 2.69% (A), 12/20/2066	743,146	754,339
4.50%, 11/20/2034 - 11/20/2049	3,759,925	4,115,069
5.50%, 01/16/2033 - 09/20/2039	3,182,768	3,557,995
5.75%, 02/20/2036 - 10/20/2037	499,552	550,017
5.82% (A), 10/20/2033	203,364	231,057
6.00%, 11/20/2033 - 08/20/2038	737,834	828,329
6.50%, 12/20/2031 - 12/15/2035	669,351	752,718
7.00%, 09/15/2031 - 10/16/2040	707,822	811,007
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	10,860	11,710
7.50%, 09/16/2035 - 10/15/2037	128,150	151,822
(1.83) * 1-Month LIBOR + 14.70%, 11.64% (A), 11/17/2032	17,120	18,964
(2.92) * 1-Month LIBOR + 17.50%, 12.67% (A), 02/20/2034	41,813	52,624
(3.50) * 1-Month LIBOR + 23.28%, 17.47% (A), 04/20/2037	113,760	168,220
Government National Mortgage Association, Interest Only STRIPS
1.66% (A), 06/20/2067	4,572,728	401,029
(1.00) * 1-Month LIBOR + 5.83%, 4.17% (A), 02/20/2038	58,528	6,661
(1.00) * 1-Month LIBOR + 5.90%, 4.24% (A), 09/20/2038	377,201	65,015
(1.00) * 1-Month LIBOR + 5.95%, 4.29% (A), 02/20/2039 - 06/20/2039	150,753	17,572
(1.00) * 1-Month LIBOR + 6.00%, 4.34% (A), 02/20/2038	622,070	85,047
(1.00) * 1-Month LIBOR + 6.05%, 4.38% (A), 08/16/2039	218,281	28,386
(1.00) * 1-Month LIBOR + 6.04%, 4.38% (A), 02/20/2039	49,849	4,435

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.10%, 4.43% (A), 07/16/2039	$ 233,912	$ 30,564
(1.00) * 1-Month LIBOR + 6.09%, 4.43% (A), 09/20/2039	369,644	71,662
(1.00) * 1-Month LIBOR + 6.10%, 4.44% (A), 11/20/2034	298,905	34,987
(1.00) * 1-Month LIBOR + 6.15%, 4.49% (A), 07/20/2038	421,824	61,185
(1.00) * 1-Month LIBOR + 6.20%, 4.54% (A), 03/20/2037 - 06/20/2038	159,974	24,365
(1.00) * 1-Month LIBOR + 6.30%, 4.64% (A), 03/20/2039	3,085	20
(1.00) * 1-Month LIBOR + 6.40%, 4.73% (A), 06/16/2039 - 11/16/2039	269,954	31,779
(1.00) * 1-Month LIBOR + 6.40%, 4.74% (A), 12/20/2038	58,520	3,387
(1.00) * 1-Month LIBOR + 6.55%, 4.88% (A), 11/16/2033	63,319	6,990
(1.00) * 1-Month LIBOR + 6.55%, 4.89% (A), 11/20/2037	38,946	6,362
(1.00) * 1-Month LIBOR + 6.60%, 4.94% (A), 05/20/2041	249,113	43,250
(1.00) * 1-Month LIBOR + 6.68%, 5.02% (A), 07/20/2037	237,489	43,364
(1.00) * 1-Month LIBOR + 6.70%, 5.04% (A), 06/20/2037	444,224	70,481
(1.00) * 1-Month LIBOR + 7.30%, 5.64% (A), 12/20/2038	250,118	50,741
(1.00) * 1-Month LIBOR + 7.60%, 5.94% (A), 09/20/2038	29,017	3,967
(1.00) * 1-Month LIBOR + 7.70%, 6.03% (A), 04/16/2038	23,016	3,857
6.50%, 03/20/2039	33,962	6,320
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	912,695	836,606
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,858,791
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A,
2.40%, 12/08/2020	18,616	18,754
Residual Funding Corp., Principal Only STRIPS
07/15/2020 - 01/15/2030	4,790,000	4,414,883
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	140,000	123,466
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	518,093
4.63%, 09/15/2060	451,000	669,030
5.88%, 04/01/2036	2,565,000	3,789,924
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 05/01/2030	3,300,000	2,852,373
Vendee Mortgage Trust
6.75%, 06/15/2028	201,790	228,778
7.25%, 02/15/2023	153,261	163,356

Total U.S. Government Agency Obligations (Cost $337,178,660)		349,789,187

U.S. GOVERNMENT OBLIGATIONS - 24.0%
U.S. Treasury - 23.4%
U.S. Treasury Bond
2.38%, 11/15/2049	45,000	48,660

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.50%, 02/15/2045	$ 2,300,000	$ 2,512,031
2.75%, 08/15/2042 - 11/15/2042	3,548,000	4,044,190
2.88%, 08/15/2045	2,000,000	2,338,438
3.00%, 02/15/2048	430,000	520,418
3.13%, 02/15/2043 - 05/15/2048	2,841,000	3,443,609
3.38%, 05/15/2044	3,000,000	3,784,922
3.63%, 08/15/2043 - 02/15/2044	10,190,000	13,319,033
3.75%, 11/15/2043	19,490,000	25,947,585
3.88%, 08/15/2040	60,000	80,358
4.38%, 02/15/2038 - 05/15/2041	2,799,000	3,999,534
5.38%, 02/15/2031	29,000	40,265
U.S. Treasury Bond, Principal Only STRIPS
05/15/2020 - 08/15/2041	84,270,000	75,641,971
08/15/2022 (G)	355,000	343,030
U.S. Treasury Note
1.25%, 10/31/2021	4,800,000	4,789,687
1.50%, 02/28/2023 - 08/15/2026	5,142,000	5,172,013
1.63%, 10/31/2023 - 08/15/2029	7,878,400	7,967,358
1.75%, 02/28/2022 - 05/15/2023	33,899,000	34,253,773
1.75%, 12/31/2024 - 11/15/2029 (G)	7,885,200	8,044,134
1.88%, 11/30/2021 - 08/31/2024	7,198,000	7,290,420
2.00%, 10/31/2021 - 11/15/2026	5,915,800	5,997,021
2.13%, 01/31/2021 - 03/31/2024	3,279,000	3,345,433
2.25%, 11/15/2024 - 02/15/2027	4,435,000	4,633,415
2.38%, 08/15/2024	15,000,000	15,689,648
2.50%, 08/15/2023 - 05/15/2024	10,148,000	10,565,756
2.63%, 05/15/2021	2,163,600	2,195,885
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,686,362
2.88%, 05/31/2025 - 05/15/2028	3,052,000	3,310,069
U.S. Treasury Strip Coupon, Principal Only STRIPS
Zero Coupon, 11/15/2041	7,200,000	4,583,166

		260,588,184

U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	2,995,025	3,696,956
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	3,303,573	3,311,372

		7,008,328

Total U.S. Government Obligations (Cost $247,976,680)		267,596,512

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (L)	15,201,808	15,201,808

Total Other Investment Company (Cost $15,201,808)		15,201,808

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.85% (L), dated 01/31/2020, to be repurchased at $11,503,698 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $11,736,472.

$ 11,502,883	$ 11,502,883

Total Repurchase Agreement (Cost $11,502,883)	11,502,883

Total Investments (Cost $1,063,163,058)	1,122,967,925
Net Other Assets (Liabilities) - (0.8)%	(9,266,484)

Net Assets - 100.0%	$ 1,113,701,441

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$146,009,991	$3,264,405	$149,274,396
Corporate Debt Securities	—	275,745,064	—	275,745,064
Foreign Government Obligations	—	7,870,552	—	7,870,552
Mortgage-Backed Securities	—	39,801,803	—	39,801,803
Municipal Government Obligations	—	6,185,720	—	6,185,720
U.S. Government Agency Obligations	—	349,789,187	—	349,789,187
U.S. Government Obligations	—	267,596,512	—	267,596,512
Other Investment Company	15,201,808	—	—	15,201,808
Repurchase Agreement	—	11,502,883	—	11,502,883

Total Investments	$15,201,808	$1,104,501,712	$3,264,405	$1,122,967,925

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$1,400,000	$—

The notes are an integral part of this report. Transamerica Funds	Page 22

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $212,581,793, representing 19.1% of the Fund’s net assets.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the total value of securities is $3,264,405, representing 0.3% of the Fund’s net assets.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,893,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2020. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rounds to less than $1 or $(1).
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2020; the maturity date disclosed is the ultimate maturity date.
(L)	Rates disclosed reflect the yields at January 31, 2020.
(M)	The Fund recognizes transfers in and out of Level 3 as of January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 23

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 4.5%
General Dynamics Corp.	56,273	$ 9,872,535
United Technologies Corp.	86,867	13,047,424

		22,919,959

Banks - 7.3%
JPMorgan Chase & Co.	76,676	10,148,836
US Bancorp	315,697	16,801,394
Wells Fargo & Co.	223,101	10,472,361

		37,422,591

Beverages - 2.2%
Molson Coors Beverage Co., Class B	202,003	11,227,327

Capital Markets - 2.9%
Northern Trust Corp.	149,319	14,604,891

Chemicals - 6.6%
Corteva, Inc.	428,342	12,387,650
DuPont de Nemours, Inc.	189,623	9,704,905
Linde PLC	56,290	11,434,188

		33,526,743

Consumer Finance - 2.6%
American Express Co.	103,929	13,497,259

Diversified Telecommunication Services - 6.4%
AT&T, Inc.	454,246	17,088,734
Verizon Communications, Inc.	262,790	15,620,238

		32,708,972

Electric Utilities - 7.4%
Entergy Corp.	136,809	17,993,120
Exelon Corp.	418,241	19,904,089

		37,897,209

Energy Equipment & Services - 1.6%
Schlumberger, Ltd.	249,592	8,363,828

Equity Real Estate Investment Trusts - 5.9%
Healthpeak Properties, Inc.	425,224	15,303,812
Simon Property Group, Inc.	109,654	14,600,430

		29,904,242

Health Care Equipment & Supplies - 3.6%
Medtronic PLC	158,537	18,301,511

Health Care Providers & Services - 9.5%
Cigna Corp.	55,164	10,612,450
CVS Health Corp.	303,804	20,603,987
UnitedHealth Group, Inc.	64,573	17,592,914

		48,809,351

Household Durables - 1.7%
Whirlpool Corp.	61,045	8,922,948

Industrial Conglomerates - 4.2%
General Electric Co.	1,732,384	21,568,181

	Shares	Value
COMMON STOCKS (continued)
Insurance - 3.6%
Chubb, Ltd.	121,181	$ 18,418,300

Machinery - 3.8%
Stanley Black & Decker, Inc.	66,704	10,627,948
Westinghouse Air Brake Technologies Corp.	121,103	8,944,668

		19,572,616

Multi-Utilities - 4.9%
Dominion Energy, Inc.	293,608	25,176,886

Oil, Gas & Consumable Fuels - 9.9%
BP PLC, ADR	272,098	9,830,901
EOG Resources, Inc.	135,418	9,873,326
Hess Corp.	124,111	7,020,959
Phillips 66	136,866	12,505,447
Valero Energy Corp.	133,545	11,259,179

		50,489,812

Pharmaceuticals - 3.1%
Johnson & Johnson	105,727	15,739,578

Specialty Retail - 2.6%
Lowe’s Cos., Inc.	112,932	13,127,216

Thrifts & Mortgage Finance - 2.9%
New York Community Bancorp, Inc.	1,355,405	14,990,779

Total Common Stocks (Cost $459,085,596)		497,190,199

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 0.85% (A), dated 01/31/2020, to be repurchased at $14,525,929 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $14,815,651.	$ 14,524,900	14,524,900

Total Repurchase Agreement (Cost $14,524,900)		14,524,900

Total Investments (Cost $473,610,496)		511,715,099
Net Other Assets (Liabilities) - 0.0% (B)		27,569

Net Assets - 100.0%		$ 511,742,668

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$497,190,199	$—	$—	$497,190,199
Repurchase Agreement	—	14,524,900	—	14,524,900

Total Investments	$497,190,199	$14,524,900	$—	$511,715,099

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2020.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.2%
International Fixed Income Funds - 27.5%
iShares Emerging Markets High Yield Bond ETF (A)	406,864	$ 19,444,031
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	770,486	25,872,920

		45,316,951

U.S. Equity Funds - 23.3%
Global SuperDividend U.S. ETF (A)	1,375,059	31,750,112
Invesco S&P 500 High Dividend Low Volatility ETF	154,517	6,505,166

		38,255,278

U.S. Fixed Income Funds - 42.4%
Invesco Senior Loan ETF (A)	227,886	5,152,502
iShares 20+ Year Treasury Bond ETF (A)	50,186	7,322,137
iShares Core 10+ Year USD Bond ETF	28,235	2,022,191
iShares MBS ETF	48,461	5,275,465
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	1,201,450	32,270,947
Vanguard Long-Term Bond ETF (A)	167,656	17,717,886

		69,761,128

U.S. Mixed Allocation Fund - 7.0%
Global X MLP ETF (A)	1,542,523	11,430,095

Total Exchange-Traded Funds (Cost $169,231,213)		164,763,452

	Shares	Value
OTHER INVESTMENT COMPANY - 25.5%
Securities Lending Collateral - 25.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (B)	42,028,361	$ 42,028,361

Total Other Investment Company (Cost $42,028,361)		42,028,361

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $411,436 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $421,194.	$ 411,406	411,406

Total Repurchase Agreement (Cost $411,406)		411,406

Total Investments (Cost $211,670,980)		207,203,219
Net Other Assets (Liabilities) - (25.9)%		(42,624,539)

Net Assets - 100.0%		$ 164,578,680

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$164,763,452	$—	$—	$164,763,452
Other Investment Company	42,028,361	—	—	42,028,361
Repurchase Agreement	—	411,406	—	411,406

Total Investments	$206,791,813	$411,406	$—	$207,203,219

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,896,920. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.6%
Argentina - 0.9%
Pampa Energia SA
7.50%, 01/24/2027 (A)	$ 3,020,000	$ 2,623,716
YPF SA
8.50%, 07/28/2025 (A)	2,845,000	2,610,287

		5,234,003

Austria - 0.7%
Suzano Austria GmbH
7.00%, 03/16/2047 (A)	3,610,000	4,313,228

Bermuda - 0.8%
Digicel Group One, Ltd.
8.25%, 12/30/2022 (A)	3,073,000	1,982,085
Digicel, Ltd.
6.75%, 03/01/2023 (A)	4,670,000	3,000,475

		4,982,560

Brazil - 1.5%
BRF SA
4.88%, 01/24/2030 (A)	1,670,000	1,709,245
Centrais Electricas Brasilerias SA
4.63%, 02/04/2030	950,000	956,650
OI SA
PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (B)	4,955,000	4,563,004
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (C)	2,575,000	1,667,313

		8,896,212

Canada - 0.7%
First Quantum Minerals, Ltd.
6.88%, 03/01/2026 (A)	3,115,000	3,005,975
7.25%, 04/01/2023 (A)	350,000	347,594
7.50%, 04/01/2025 (A)	800,000	788,000

		4,141,569

Cayman Islands - 2.9%
Bioceanico Sovereign Certificate, Ltd.
Zero Coupon, 06/05/2034 (A)	2,820,000	1,985,280
CSN Islands XI Corp.
6.75%, 01/28/2028 (A)	2,315,000	2,299,490
Grupo Aval, Ltd.
4.38%, 02/04/2030 (A) (D)	1,195,000	1,209,041
JD.com, Inc.
4.13%, 01/14/2050	2,070,000	2,218,358
Lima Metro Line 2 Finance, Ltd.
4.35%, 04/05/2036 (A)	4,295,000	4,609,093
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	2,065,410	2,060,247
Tencent Holdings, Ltd.
3.98%, 04/11/2029 (A)	2,760,000	3,044,175

		17,425,684

Chile - 1.3%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029 (A)	3,000,000	3,076,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Cencosud SA
4.38%, 07/17/2027 (A)	$ 3,220,000	$ 3,287,156
Empresa Electrica Cochra SpA
5.50%, 05/14/2027 (A)	1,410,000	1,471,687

		7,835,643

Colombia - 0.3%
Bancolombia SA
3.00%, 01/29/2025	1,740,000	1,750,457

Ecuador - 0.4%
Petroamazonas EP
4.63%, 11/06/2020 (A)	2,320,833	2,309,229
4.63%, 11/06/2020 (E)	166,667	165,834

		2,475,063

India - 1.6%
Adani Ports & Special Economic Zone, Ltd.
4.38%, 07/03/2029 (A)	2,110,000	2,227,252
Future Retail, Ltd.
5.60%, 01/22/2025 (A)	900,000	906,768
Muthoot Finance, Ltd.
6.13%, 10/31/2022 (A)	1,780,000	1,843,048
Power Finance Corp., Ltd.
3.95%, 04/23/2030 (A)	2,860,000	2,864,022
Shriram Transport Finance Co., Ltd.
5.95%, 10/24/2022 (A)	1,615,000	1,655,088

		9,496,178

Indonesia - 1.2%
Pelabuhan Indonesia II PT
5.38%, 05/05/2045 (A)	2,570,000	2,961,925
Pertamina Persero PT
5.63%, 05/20/2043 (A) (F)	3,600,000	4,230,066

		7,191,991

Ireland - 0.5%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A)	1,400,000	1,503,250
Credit Bank of Moscow Via CBOM Finance PLC
4.70%, 01/29/2025 (A)	1,005,000	1,005,442
Fixed until 11/10/2022 (G), 8.88% (E) (H)	700,000	684,054

		3,192,746

Israel - 1.0%
Bank Leumi Le-Israel BM
Fixed until 01/29/2026, 3.28% (H), 01/29/2031 (A) (E)	1,810,000	1,810,000
Israel Chemicals, Ltd.
6.38%, 05/31/2038 (A) (E)	3,510,000	4,234,815

		6,044,815

Luxembourg - 0.6%
Kenbourne Invest SA
6.88%, 11/26/2024 (A)	2,000,000	2,077,500
Minerva SA
5.88%, 01/19/2028 (A)	1,470,000	1,549,086

		3,626,586

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 6.4%
Aerovias de Mexico SA de CV
7.00%, 02/05/2025	$ 1,800,000	$ 1,800,000
Banco Mercantil del Norte SA
Fixed until 06/27/2029 (G), 7.50% (A) (H)	3,605,000	4,087,169
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (H), 09/13/2034 (A)	2,400,000	2,648,400
Braskem Idesa SAPI
7.45%, 11/15/2029 (A)	2,110,000	2,224,995
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (G), 5.95% (A) (H)	4,260,000	4,526,250
Industrias Penoles SAB de CV
5.65%, 09/12/2049 (A)	3,400,000	3,733,642
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	3,205,000	3,514,282
Petroleos Mexicanos
5.95%, 01/28/2031 (A)	4,800,000	4,870,800
6.95%, 01/28/2060 (A)	1,635,000	1,657,121
7.69%, 01/23/2050 (A)	7,901,000	8,680,039
Petroleos Mexicanos Co.
7.19%, 09/12/2024	MXN 24,100,000	1,175,034

		38,917,732

Mongolia - 0.3%
Mongolian Mortgage Corp. Hfc LLC
9.75%, 01/29/2022 (A)	$ 2,070,000	2,026,231

Netherlands - 3.4%
Braskem Finance BV
5.88%, 01/31/2050 (A)	5,930,000	6,149,351
IHS Holdco BV
8.00%, 09/18/2027 (A)	3,900,000	4,212,000
Minejesa Capital BV
4.63%, 08/10/2030 (A)	2,200,000	2,291,971
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (A)	2,600,000	2,681,643
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,267,938	2,445,518
Prosus NV
3.68%, 01/21/2030 (A)	1,115,000	1,152,398
Teva Pharmaceutical Finance III BV
7.13%, 01/31/2025 (A) (F)	1,800,000	1,894,536

		20,827,417

Nigeria - 0.4%
SEPLAT Petroleum Development Co. PLC
9.25%, 04/01/2023 (A)	2,300,000	2,397,658

Northern Mariana Islands - 0.2%
Azure Power Solar Energy Pvt, Ltd.
5.65%, 12/24/2024 (A)	1,200,000	1,238,760

Paraguay - 0.2%
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027 (A)	1,300,000	1,388,771

Peru - 0.9%
Alicorp SAA
6.88%, 04/17/2027 (A)	PEN 10,600,000	3,420,112

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Peru (continued)
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026 (A)	$ 1,920,000	$ 1,944,000
Camposol SA
6.00%, 02/03/2027 (A) (D)	450,000	456,300

		5,820,412

Republic of South Africa - 1.3%
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021 (A)	2,245,000	2,247,721
5.75%, 01/26/2021 (E)	935,000	936,133
7.85%, 04/02/2026, MTN	ZAR 72,000,000	4,504,180

		7,688,034

Saudi Arabia - 2.0%
Saudi Arabian Oil Co.
2.88%, 04/16/2024 (A)	$ 1,000,000	1,027,463
3.50%, 04/16/2029 (A)	1,630,000	1,727,380
4.25%, 04/16/2039 (A)	2,720,000	3,008,829
4.38%, 04/16/2049 (A)	5,895,000	6,640,653

		12,404,325

Singapore - 1.2%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039 (A)	3,952,800	4,624,776
Medco Bell Pte, Ltd.
6.38%, 01/30/2027 (A)	2,920,000	2,815,225

		7,440,001

Thailand - 0.3%
Bangkok Bank PCL
Fixed until 09/25/2029, 3.73% (H), 09/25/2034 (A)	1,625,000	1,689,570

Turkey - 1.3%
QNB Finansbank AS
6.88%, 09/07/2024 (A) (F)	3,120,000	3,397,680
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 (A)	1,200,000	1,248,000
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/2024 (A) (F)	3,000,000	3,348,960

		7,994,640

United Arab Emirates - 1.2%
Acwa Power Management And Investments One, Ltd.
5.95%, 12/15/2039 (A)	4,060,000	4,405,912
GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC
7.13%, 07/31/2026 (A)	2,810,000	2,933,443

		7,339,355

United States - 2.0%
Gran Tierra Energy, Inc.
7.75%, 05/23/2027 (A)	1,680,000	1,631,792
GUSAP III, LP
4.25%, 01/21/2030 (A)	2,200,000	2,308,900
Kosmos Energy, Ltd.
7.13%, 04/04/2026 (A)	2,150,000	2,174,187
NBM Holdings, Inc., Co.
6.63%, 08/06/2029 (A)	1,195,000	1,286,119

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Resorts World Las Vegas LLC / RWLV Capital, Inc.
4.63%, 04/16/2029 (A)	$ 2,360,000	$ 2,503,913
Sasol Financing USA LLC
6.50%, 09/27/2028	2,020,000	2,259,349

		12,164,260

Venezuela - 0.1%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (C) (E)	3,870,000	309,600
8.50%, 10/27/2020 (E) (I)	1,945,000	335,513

		645,113

Total Corporate Debt Securities (Cost $208,905,078)		216,589,014

FOREIGN GOVERNMENT OBLIGATIONS - 59.8%
Argentina - 3.1%
Argentina Bonar Bonds
8.75%, 05/07/2024	5,243,524	1,958,509
Argentina Bonos del Tesoro
16.00%, 10/17/2023	ARS 64,400,000	454,067
18.20%, 10/03/2021 (D)	144,540,028	1,318,853
Argentina Republic Government International Bond
5.00%, 01/15/2027 (E)	EUR 2,780,000	1,287,218
6.88%, 01/26/2027 - 01/11/2048	$ 10,900,000	4,836,250
7.50%, 04/22/2026	3,540,000	1,612,470
8.28%, 12/31/2033	5,145,479	2,801,714
Argentina Republic Government International Bond, Interest Only STRIPS 5.00% Argentina GDP growth over base of 3.00%, 0.00% (H), 12/15/2035	19,120,000	334,600
Argentine Bonos del Tesoro
15.50%, 10/17/2026	ARS 361,652,300	2,279,924
Provincia de Buenos Aires
6.50%, 02/15/2023 (A)	$ 5,460,000	2,033,850

		18,917,455

Brazil - 4.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 66,900,000	19,321,926
Series F,
10.00%, 01/01/2025 - 01/01/2027	30,637,000	8,348,101

		27,670,027

Colombia - 1.8%
Colombia Government International Bond
4.00%, 02/26/2024	$ 5,000,000	5,304,700
Colombia TES
Series B,
6.25%, 11/26/2025	COP 9,430,500,000	2,871,160
7.50%, 08/26/2026	8,200,000,000	2,663,124

		10,838,984

Cote d’Ivoire - 1.0%
Ivory Coast Government International Bond
6.88%, 10/17/2040 (A)	EUR 4,975,000	5,907,610

Croatia - 0.6%
Croatia Government International Bond
6.00%, 01/26/2024 (A)	$ 3,000,000	3,447,600

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 1.4%
Dominican Republic International Bond
4.50%, 01/30/2030 (A) (F)	$ 1,255,000	$ 1,253,745
5.88%, 01/30/2060 (A)	4,200,000	4,197,900
6.88%, 01/29/2026 (E) (F)	2,965,000	3,384,548

		8,836,193

Ecuador - 1.0%
Ecuador Government International Bond
7.88%, 01/23/2028 (A)	3,800,000	3,087,538
8.88%, 10/23/2027 (A)	1,100,000	930,875
10.75%, 03/28/2022 (A)	2,000,000	1,980,000

		5,998,413

Egypt - 1.2%
Egypt Government International Bond
4.55%, 11/20/2023 (A)	4,000,000	4,108,480
8.70%, 03/01/2049 (A)	2,775,000	3,196,228

		7,304,708

Gabon - 0.2%
Gabon Government International Bond
6.95%, 06/16/2025 (A)	1,055,000	1,138,256

Ghana - 0.7%
Ghana Government International Bond
8.13%, 01/18/2026 - 03/26/2032 (A)	3,930,000	4,211,351

Indonesia - 6.9%
Indonesia Government International Bond
2.85%, 02/14/2030	2,010,000	2,034,822
3.38%, 04/15/2023 (A)	3,740,000	3,869,292
3.75%, 04/25/2022 (A)	4,750,000	4,912,023
4.35%, 01/08/2027 (A)	5,000,000	5,525,468
4.75%, 01/08/2026 - 07/18/2047 (A)	2,655,000	3,009,383
5.25%, 01/08/2047 (A)	6,500,000	8,144,308
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 90,825,000,000	6,784,438
8.25%, 05/15/2036	25,935,000,000	2,041,524
8.38%, 03/15/2034	54,274,000,000	4,367,755
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/2028 (A)	$ 1,445,000	1,596,768

		42,285,781

Kenya - 0.5%
Kenya Government International Bond
7.25%, 02/28/2028 (A)	3,070,000	3,313,979

Malaysia - 1.5%
Malaysia Government Bond
4.89%, 06/08/2038	MYR 19,754,000	5,747,110
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (A)	$ 3,000,000	3,170,240

		8,917,350

Mexico - 6.6%
Mexico Bonos
6.50%, 06/09/2022	MXN 105,210,000	5,549,896
8.00%, 09/05/2024	80,000,000	4,471,245
8.50%, 11/18/2038	92,000,000	5,669,377
Series M,
7.50%, 06/03/2027	86,770,000	4,825,010
10.00%, 12/05/2024 - 11/20/2036	163,115,300	10,618,229

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond
4.00%, 10/02/2023	$ 2,000,000	$ 2,123,000
5.75%, 10/12/2110, MTN	5,760,000	7,156,800

		40,413,557

Nigeria - 0.9%
Nigeria Government International Bond
7.14%, 02/23/2030 (A)	3,260,000	3,353,790
7.63%, 11/21/2025 (A)	2,005,000	2,264,407

		5,618,197

Panama - 0.9%
Panama Government International Bond
3.75%, 03/16/2025	3,000,000	3,217,500
4.30%, 04/29/2053	2,000,000	2,435,000

		5,652,500

Peru - 0.9%
Peru Government International Bond
5.70%, 08/12/2024 (A)	PEN 6,953,000	2,313,106
6.90%, 08/12/2037 (A)	8,497,000	3,108,649

		5,421,755

Qatar - 0.9%
Qatar Government International Bond
2.38%, 06/02/2021 (A)	$ 2,000,000	2,009,000
3.88%, 04/23/2023 (A)	3,150,000	3,331,125

		5,340,125

Republic of Korea - 0.9%
Export-Import Bank of Korea
6.20%, 08/07/2021 (A)	INR 180,300,000	2,516,605
8.00%, 05/15/2024 (A)	IDR 35,800,000,000	2,788,557

		5,305,162

Republic of South Africa - 1.4%
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR 72,136,100	4,497,629
Republic of South Africa Government International Bond
5.75%, 09/30/2049	$ 4,185,000	4,116,827

		8,614,456

Romania - 3.8%
Romania Government Bond
3.65%, 09/24/2031	RON 24,350,000	5,214,199
5.00%, 02/12/2029	24,690,000	6,048,236
Romania Government International Bond
2.00%, 01/28/2032 (A)	EUR 1,870,000	2,134,182
3.38%, 01/28/2050 (A) (F)	2,940,000	3,456,242
5.13%, 06/15/2048 (A)	$ 5,090,000	6,052,010

		22,904,869

Russian Federation - 5.0%
Russian Federal Bond - OFZ
7.10%, 10/16/2024	RUB 428,520,000	7,047,600
Russian Federation Federal Bond - OFZ
7.40%, 12/07/2022	362,035,000	5,941,762
7.70%, 03/23/2033	559,423,000	9,848,470

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russian Federation (continued)
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 (E)	$ 6,600,000	$ 7,444,589

		30,282,421

Saudi Arabia - 1.1%
Saudi Arabia Government International Bond
4.50%, 10/26/2046 (A)	2,500,000	2,856,060
Saudi Government International Bond
3.75%, 01/21/2055 (A) (D)	3,770,000	3,840,688

		6,696,748

Supranational - 2.2%
Asian Development Bank
6.20%, 10/06/2026, MTN	INR 382,300,000	5,339,851
6.45%, 08/08/2021, MTN	82,890,000	1,171,141
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (A)	$ 3,705,000	3,881,432
Eastern & Southern African Trade & Development Bank
5.38%, 03/14/2022, MTN (E)	3,000,000	3,140,340

		13,532,764

Turkey - 1.3%
Export Credit Bank of Turkey
6.13%, 05/03/2024 (A)	1,500,000	1,563,750
Turkey Government International Bond
4.88%, 10/09/2026	6,480,000	6,488,100

		8,051,850

Ukraine - 3.9%
Ukraine Government International Bond
Zero Coupon (H), 05/31/2040 (E)	14,365,000	14,239,306
4.38%, 01/27/2030 (A)	EUR 2,575,000	2,832,614
7.75%, 09/01/2020 (E)	$ 2,000,000	2,048,760
7.75%, 09/01/2021 (A)	4,160,000	4,422,080

		23,542,760

United Arab Emirates - 1.6%
Abu Dhabi Government International Bond
2.50%, 09/30/2029 (A) (F)	6,035,000	6,118,887
3.13%, 09/30/2049 (A)	3,480,000	3,477,835

		9,596,722

United Kingdom - 1.1%
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 (E)	6,000,000	6,496,200

Uruguay - 2.2%
Uruguay Government International Bond
4.38%, 12/15/2028	UYU 415,289,157	11,571,252
4.98%, 04/20/2055	$ 1,265,000	1,573,673

		13,144,925

Venezuela - 0.5%
Venezuela Government International Bond
9.00%, 05/07/2023 (C)	9,260,000	1,134,350
9.25%, 09/15/2027 (C)	12,230,000	1,498,175
11.95%, 08/05/2031 (C) (E)	5,565,000	681,713

		3,314,238

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia - 0.2%
Zambia Government International Bond
8.50%, 04/14/2024 (E)	$ 1,980,000	$ 1,352,023

Total Foreign Government Obligations (Cost $365,405,837)		364,068,979

	Shares	Value
COMMON STOCK - 0.1%
Colombia - 0.1%
Frontera Energy Corp.	93,356	658,160

Total Common Stock (Cost $5,390,007)		658,160

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.6%
Argentina Treasury Bill
0.00% (J), 07/29/2020 - 10/29/2020	ARS 64,781,300	1,233,328
0.28% (J), 10/29/2020	71,466,000	1,150,050
Bonos de La Nacion Argentina EN Moneda Dua
1,398.69% (J), 02/13/2020	$ 1,655,000	1,108,850

Total Short-Term Foreign Government Obligations (Cost $5,668,007)		3,492,228

	Shares	Value
OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (J)	14,131,103	$ 14,131,103

Total Other Investment Company (Cost $14,131,103)		14,131,103

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.85% (J), dated 01/31/2020, to be repurchased at $14,169,118 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $14,456,391.	$ 14,168,115	14,168,115

Total Repurchase Agreement (Cost $14,168,115)		14,168,115

Total Investments (Cost $613,668,147)		613,107,599
Net Other Assets (Liabilities) - (0.7)%		(4,170,352)

Net Assets - 100.0%		$ 608,937,247

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/28/2020	PLN	38,652,285	USD	9,926,241	$51,045	$—
BCLY	02/28/2020	HUF	1,237,880,907	USD	4,040,213	33,230	—
HSBC	02/04/2020	USD	4,974,184	BRL	20,978,593	76,860	—
HSBC	02/04/2020	BRL	20,978,593	USD	4,962,419	—	(65,095)
HSBC	02/28/2020	USD	24,748,714	MXN	465,126,582	231,508	—
HSBC	02/28/2020	JPY	1,350,951,962	USD	12,393,907	91,827	—
JPM	02/28/2020	USD	4,883,040	THB	152,228,760	—	(3,401)
JPM	02/28/2020	USD	4,904,384	ZAR	71,959,570	126,954	—
SCB	02/04/2020	USD	22,050,819	BRL	93,568,238	207,891	—
SCB	02/04/2020	BRL	93,568,238	USD	22,507,724	—	(664,796)
SCB	02/18/2020	USD	6,261,225	RUB	385,754,072	240,653	—
SCB	02/24/2020	USD	5,737,371	INR	409,017,179	18,911	—
SCB	03/03/2020	BRL	46,461,224	USD	11,004,423	—	(174,351)
TDB	02/28/2020	EUR	592,677	USD	653,189	5,209	—
TDB	02/28/2020	MXN	19,742,064	USD	1,044,222	—	(3,602)

Total						$1,084,088	$(911,245)

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	59.4%	$ 364,068,979
Oil, Gas & Consumable Fuels	7.9	48,424,870
Banks	3.9	23,574,773
Electric Utilities	3.7	22,338,477
Chemicals	2.4	14,868,510
Food Products	2.1	12,947,112
Metals & Mining	1.9	11,851,424
Diversified Financial Services	1.4	8,844,831
Wireless Telecommunication Services	1.3	8,199,606
Diversified Telecommunication Services	1.2	7,563,479
Paper & Forest Products	1.2	7,390,028
Construction & Engineering	1.0	6,197,280
Transportation Infrastructure	0.9	5,741,534
Marine	0.9	5,407,443
Road & Rail	0.8	4,609,093
Professional Services	0.7	4,405,912
Food & Staples Retailing	0.7	4,193,924
Internet & Direct Marketing Retail	0.6	3,370,756
Energy Equipment & Services	0.5	3,299,007
Interactive Media & Services	0.5	3,044,175
Diversified Consumer Services	0.5	2,933,443
Hotels, Restaurants & Leisure	0.4	2,503,913
Pharmaceuticals	0.3	1,894,536
Consumer Finance	0.3	1,843,048
Airlines	0.3	1,800,000

Investments	94.8	581,316,153
Short-Term Investments	5.2	31,791,446

Total Investments	100.0%	$ 613,107,599

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$216,589,014	$—	$216,589,014
Foreign Government Obligations	—	364,068,979	—	364,068,979
Common Stock	658,160	—	—	658,160
Short-Term Foreign Government Obligations	—	3,492,228	—	3,492,228
Other Investment Company	14,131,103	—	—	14,131,103
Repurchase Agreement	—	14,168,115	—	14,168,115

Total Investments	$14,789,263	$598,318,336	$—	$613,107,599

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$1,084,088	$—	$1,084,088

Total Other Financial Instruments	$—	$1,084,088	$—	$1,084,088

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(911,245)	$—	$(911,245)

Total Other Financial Instruments	$—	$(911,245)	$—	$(911,245)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $324,226,514, representing 53.2% of the Fund’s net assets.
(B)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(C)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2020, the total value of such securities is $5,291,151, representing 0.9% of the Fund’s net assets.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the total value of Regulation S securities is $50,610,893, representing 8.3% of the Fund’s net assets.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,845,339. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(I)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2020, the value of this security is $335,513, representing 0.1% of the Fund net assets.
(J)	Rates disclosed reflect the yields at January 31, 2020.
(K)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATIONS:

GDP	Gross Domestic Product
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Brazil - 6.4%
B3 SA - Brasil Bolsa Balcao	207,300	$ 2,333,130
Banco Bradesco SA, ADR	268,600	2,049,418
Banco do Brasil SA	95,400	1,081,286
Banco Santander Brasil SA	322,685	3,169,887
BRF SA (A)	156,600	1,117,109
Equatorial Energia SA	612,400	3,409,054
IRB Brasil Resseguros SA	536,500	5,616,050
JBS SA	1,320,600	8,504,681
Petroleo Brasileiro SA, ADR	183,500	2,431,375
Qualicorp Consultoria e Corretora de Seguros SA	235,100	2,276,011
Vale SA, ADR	439,300	5,152,989

		37,140,990

China - 31.1%
Agricultural Bank of China, Ltd., H Shares	7,348,000	2,836,906
Alibaba Group Holding, Ltd., ADR (A)	156,200	32,269,358
Anhui Conch Cement Co., Ltd., H Shares	946,000	6,038,024
ANTA Sports Products, Ltd.	629,000	5,476,186
Baidu, Inc., ADR (A)	50,200	6,202,712
Bank of China, Ltd., H Shares	17,795,000	6,883,583
China Communications Construction Co., Ltd., H Shares	6,104,000	4,313,646
China Conch Venture Holdings, Ltd.	1,270,000	5,647,193
China Construction Bank Corp., H Shares	11,623,000	8,804,841
China National Building Material Co., Ltd., H Shares	5,878,000	5,619,047
China Railway Group, Ltd., H Shares	8,099,000	4,442,031
China Shenhua Energy Co., Ltd., H Shares	2,238,500	3,933,798
Country Garden Holdings Co., Ltd.	1,225,000	1,549,147
CSPC Pharmaceutical Group, Ltd.	1,166,000	2,557,579
Guangzhou R&F Properties Co., Ltd., H Shares	850,000	1,282,203
Industrial & Commercial Bank of China, Ltd., H Shares	6,035,000	4,005,871
JD.com, Inc., ADR (A)	252,100	9,501,649
KWG Group Holdings, Ltd. (A)	1,918,000	2,483,702
Lenovo Group, Ltd.	4,856,000	3,168,549
LI Ning Co., Ltd.	1,225,500	3,578,923
Momo, Inc., ADR	90,300	2,763,180
NetEase, Inc., ADR	23,500	7,537,860
New Oriental Education & Technology Group, Inc., ADR (A)	36,000	4,375,800
PetroChina Co., Ltd., H Shares	4,026,000	1,775,233
PICC Property & Casualty Co., Ltd., H Shares	4,102,000	4,386,884
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,340,000	2,790,339
Sinopharm Group Co., Ltd., H Shares	1,002,400	3,261,737
Sunac China Holdings, Ltd. (B)	565,000	2,725,031
Tencent Holdings, Ltd.	530,100	25,280,560
Vipshop Holdings, Ltd., ADR (A)	256,600	3,266,518
Xinyi Solar Holdings, Ltd.	2,552,000	1,783,463

		180,541,553

Colombia - 0.5%
Ecopetrol SA, ADR	158,700	2,935,950

Hong Kong - 3.5%
China Mengniu Dairy Co., Ltd. (A)	637,000	2,336,216
China Mobile, Ltd.	920,000	7,562,079

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Overseas Land & Investment, Ltd.	1,568,000	$ 5,040,224
China Resources Beer Holdings Co., Ltd.	496,000	2,294,861
CITIC, Ltd.	1,453,000	1,643,034
Geely Automobile Holdings, Ltd.	1,000,000	1,584,607

		20,461,021

Hungary - 1.5%
MOL Hungarian Oil & Gas PLC	245,874	2,085,310
OTP Bank Nyrt	106,015	4,910,822
Richter Gedeon Nyrt	67,223	1,445,220

		8,441,352

India - 7.4%
Apollo Hospitals Enterprise, Ltd.	74,796	1,743,365
Axis Bank, Ltd.	505,759	5,174,476
Bharti Airtel, Ltd. (A)	434,943	3,027,214
Coal India, Ltd.	742,189	1,902,810
Divi’s Laboratories, Ltd.	96,570	2,637,200
Dr. Reddy’s Laboratories, Ltd.	76,603	3,347,447
Glenmark Pharmaceuticals, Ltd.	294,691	1,279,200
HDFC Bank, Ltd., ADR	80,322	4,600,844
ICICI Bank, Ltd., ADR	514,120	7,495,870
LIC Housing Finance, Ltd.	286,426	1,757,719
State Bank of India (A)	981,413	4,358,795
Tata Consultancy Services, Ltd.	127,563	3,722,625
UltraTech Cement, Ltd.	31,102	1,924,297

		42,971,862

Indonesia - 0.2%
Bank Negara Indonesia Persero Tbk PT	2,553,500	1,337,874

Malaysia - 0.3%
Tenaga Nasional Bhd.	648,300	1,962,565

Mexico - 3.2%
America Movil SAB de CV, Class L, ADR	564,200	9,410,856
Fomento Economico Mexicano SAB de CV, ADR	36,300	3,273,171
Grupo Financiero Banorte SAB de CV, Class O	579,100	3,568,903
Grupo Mexico SAB de CV, Series B	887,100	2,358,182

		18,611,112

Peru - 0.4%
Credicorp, Ltd.	11,705	2,418,019

Poland - 1.3%
CD Projekt SA	20,108	1,459,209
Polski Koncern Naftowy Orlen SA	66,845	1,304,182
Powszechna Kasa Oszczednosci Bank Polski SA	330,485	2,912,532
Powszechny Zaklad Ubezpieczen SA	192,332	1,992,720

		7,668,643

Republic of Korea - 14.2%
Daelim Industrial Co., Ltd.	26,133	1,755,962
Fila Holdings Corp.	79,445	2,908,581
GS Engineering & Construction Corp.	58,025	1,346,497
Hana Financial Group, Inc.	159,924	4,419,595
Hyundai Mobis Co., Ltd.	48,865	9,344,139
Hyundai Motor Co.	67,026	6,958,113
Industrial Bank of Korea (A)	177,827	1,593,081
KB Financial Group, Inc. (A)	176,999	6,510,978
Kia Motors Corp.	90,478	3,077,410
KT&G Corp. (A)	31,073	2,469,174

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
NCSoft Corp.	8,452	$ 4,477,425
Samsung Electronics Co., Ltd.	483,620	22,407,560
Shinhan Financial Group Co., Ltd. (A)	96,785	3,158,417
SK Hynix, Inc.	77,789	5,918,680
SK Telecom Co., Ltd.	30,683	5,877,788

		82,223,400

Republic of South Africa - 4.3%
Absa Group, Ltd.	338,580	3,081,145
AngloGold Ashanti, Ltd., ADR	342,900	6,981,444
Naspers, Ltd., N Shares	58,890	9,551,752
Netcare, Ltd.	1,246,031	1,664,585
Old Mutual, Ltd.	1,288,661	1,485,414
Sanlam, Ltd.	401,953	1,968,193

		24,732,533

Russian Federation - 3.7%
Gazprom PJSC, ADR	1,405,157	9,849,636
Lukoil PJSC, ADR	70,838	7,207,369
MMC Norilsk Nickel PJSC, ADR	143,731	4,636,762

		21,693,767

Taiwan - 15.3%
Accton Technology Corp.	623,000	3,311,353
Asia Cement Corp.	2,413,000	3,589,162
Catcher Technology Co., Ltd.	168,000	1,330,407
Chipbond Technology Corp.	803,000	1,583,183
CTBC Financial Holding Co., Ltd.	6,192,000	4,490,979
Elite Material Co., Ltd.	697,000	2,605,255
Far Eastern New Century Corp.	1,439,000	1,334,021
Hon Hai Precision Industry Co., Ltd.	3,470,000	9,434,951
King Yuan Electronics Co., Ltd.	1,178,000	1,252,172
MediaTek, Inc.	360,000	4,554,856
Nanya Technology Corp.	685,000	1,728,790
Novatek Microelectronics Corp.	1,304,000	9,194,720
Pegatron Corp.	856,000	1,774,792
Pixart Imaging, Inc.	350,000	1,840,796
Radiant Opto-Electronics Corp.	744,000	2,552,961
Realtek Semiconductor Corp.	529,000	4,250,257
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	439,800	23,722,812
Uni-President Enterprises Corp.	1,055,000	2,513,505
United Microelectronics Corp.	4,277,000	2,087,838
Yuanta Financial Holding Co., Ltd.	5,410,000	3,503,405
Zhen Ding Technology Holding, Ltd.	633,000	2,448,214

		89,104,429

Thailand - 1.7%
Advanced Info Service PCL	326,000	2,108,305
Charoen Pokphand Foods PCL	1,757,600	1,691,627
CP ALL PCL	1,674,000	3,778,126
PTT Exploration & Production PCL	498,500	1,988,994

		9,567,052

Turkey - 0.3%
Turk Hava Yollari AO (A)	837,842	1,915,147

Total Common Stocks (Cost $511,677,153)		553,727,269

	Shares	Value
PREFERRED STOCK - 0.3%
Brazil - 0.3%
Telefonica Brasil SA, 4.74% (C)	125,600	$ 1,741,788

Total Preferred Stock (Cost $1,632,220)		1,741,788

EXCHANGE-TRADED FUND - 2.0%
United States - 2.0%
iShares MSCI Emerging Markets ETF	284,100	11,963,451

Total Exchange-Traded Fund (Cost $12,731,201)		11,963,451

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	2,764,263	2,764,263

Total Other Investment Company (Cost $2,764,263)		2,764,263

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $11,508,197 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $11,742,073.	$ 11,507,382	11,507,382

Total Repurchase Agreement (Cost $11,507,382)		11,507,382

Total Investments (Cost $540,312,219)		581,704,153
Net Other Assets (Liabilities) - (0.1)%		(641,224)

Net Assets - 100.0%		$ 581,062,929

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	15.3%	$ 88,864,122
Semiconductors & Semiconductor Equipment	10.4	60,470,528
Internet & Direct Marketing Retail	9.4	54,589,277
Oil, Gas & Consumable Fuels	6.1	35,414,657
Interactive Media & Services	5.9	34,246,452
Technology Hardware, Storage & Peripherals	4.9	28,681,308
Wireless Telecommunication Services	4.8	27,986,242
Metals & Mining	3.3	19,129,377
Construction Materials	2.9	17,170,530
Food Products	2.8	16,163,138
Insurance	2.7	15,449,261
Electronic Equipment, Instruments & Components	2.5	14,488,420
Entertainment	2.3	13,474,494
Real Estate Management & Development	2.2	13,080,307
Textiles, Apparel & Luxury Goods	2.1	11,963,690
International Equity Funds	2.1	11,963,451
Construction & Engineering	2.0	11,858,136
Automobiles	2.0	11,620,130
Auto Components	1.6	9,344,139
Health Care Providers & Services	1.5	8,945,698
Pharmaceuticals	1.5	8,629,446
Machinery	1.0	5,647,193
Beverages	1.0	5,568,032
Electric Utilities	0.9	5,371,619
Diversified Consumer Services	0.7	4,375,800
Food & Staples Retailing	0.6	3,778,126
IT Services	0.6	3,722,625
Diversified Financial Services	0.6	3,503,405
Communications Equipment	0.6	3,311,353
Industrial Conglomerates	0.5	2,977,055
Health Care Equipment & Supplies	0.5	2,790,339
Life Sciences Tools & Services	0.5	2,637,200
Tobacco	0.4	2,469,174
Capital Markets	0.4	2,333,130
Airlines	0.3	1,915,147
Thrifts & Mortgage Finance	0.3	1,757,719
Diversified Telecommunication Services	0.3	1,741,788

Investments	97.5	567,432,508
Short-Term Investments	2.5	14,271,645

Total Investments	100.0%	$ 581,704,153

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$191,517,885	$362,209,384	$—	$553,727,269
Preferred Stock	1,741,788	—	—	1,741,788
Exchange-Traded Fund	11,963,451	—	—	11,963,451
Other Investment Company	2,764,263	—	—	2,764,263
Repurchase Agreement	—	11,507,382	—	11,507,382

Total Investments	$207,987,387	$373,716,766	$—	$581,704,153

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,625,886. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Argentina - 1.0%
YPF SA, ADR	215,538	$ 2,023,902

Austria - 0.2%
OMV AG	7,358	365,649

Brazil - 6.2%
Energisa SA	129,601	1,669,567
Localiza Rent a Car SA	149,527	1,872,492
Lojas Renner SA	105,489	1,415,108
Magazine Luiza SA	116,801	1,521,855
Notre Dame Intermedica Participacoes SA	36,168	592,947
Petrobras Distribuidora SA	165,162	1,110,696
Petroleo Brasileiro SA, ADR	13,844	183,433
Petroleo Brasileiro SA	169,176	1,198,919
Raia Drogasil SA	18,418	534,228
Suzano SA	116,038	1,074,867
Vale SA, ADR	126,651	1,485,616

		12,659,728

Cayman Islands - 0.9%
Luckin Coffee, Inc., ADR (A)	10,249	332,990
Trip.Com Group, Ltd., ADR (A)	47,313	1,520,167

		1,853,157

China - 30.8%
Alibaba Group Holding, Ltd. (A)	78,531	2,026,319
Alibaba Group Holding, Ltd., ADR (A)	62,418	12,894,935
BeiGene, Ltd., ADR (A)	4,740	722,186
China Construction Bank Corp., H Shares	4,837,433	3,664,530
China International Travel Service Corp., Ltd., A Shares	128,307	1,478,149
China Longyuan Power Group Corp., Ltd., H Shares	3,337,141	1,973,128
China Merchants Bank Co., Ltd., H Shares	447,073	2,155,590
China Oilfield Services, Ltd., H Shares	728,940	1,057,676
China Tower Corp., Ltd., H Shares (B)	11,252,179	2,325,931
CNOOC, Ltd.	1,331,326	1,993,045
Contemporary Amperex Technology Co., Ltd., A Shares	16,100	294,241
Dongfeng Motor Group Co., Ltd., H Shares	663,075	495,503
ENN Energy Holdings, Ltd.	114,698	1,333,353
Hangzhou Tigermed Consulting Co., Ltd., A Shares	30,550	317,818
Industrial & Commercial Bank of China, Ltd., H Shares	3,769,145	2,501,858
Innovent Biologics, Inc. (A) (B)	188,832	724,315
Lomon Billions Group Co., Ltd., A Shares	456,300	1,058,947
PetroChina Co., Ltd., H Shares	21,577	9,514
Ping An Insurance Group Co. of China, Ltd., H Shares	442,887	5,008,100
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	736,749	878,538
Shengyi Technology Co., Ltd., A Shares	132,400	451,533
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	14,600	385,110
Sunny Optical Technology Group Co., Ltd.	87,238	1,386,247
TAL Education Group, ADR (A)	49,569	2,473,493
Tencent Holdings, Ltd.	285,379	13,609,774
Tencent Music Entertainment Group, ADR (A)	43,615	553,474

	Shares	Value
COMMON STOCKS (continued)
China (continued)
WuXi AppTec Co., Ltd., H Shares (B)	46,716	$ 565,841
Yifeng Pharmacy Chain Co., Ltd., A Shares	34,000	403,430

		62,742,578

Czech Republic - 0.7%
Komercni banka as	41,107	1,412,877

Greece - 1.1%
Hellenic Telecommunications Organization SA	156,981	2,344,449

Hong Kong - 5.4%
AIA Group, Ltd.	470,180	4,658,988
Brilliance China Automotive Holdings, Ltd.	776,937	688,607
China Gas Holdings, Ltd.	304,411	1,202,549
China Mengniu Dairy Co., Ltd.	510,702	1,873,015
China Overseas Land & Investment, Ltd.	461,972	1,484,976
Geely Automobile Holdings, Ltd.	62,333	98,773
Shimao Property Holdings, Ltd.	334,043	1,077,955

		11,084,863

India - 2.9%
Grasim Industries, Ltd., GDR	78,531	855,988
ICICI Bank, Ltd., ADR	191,368	2,790,146
Larsen & Toubro, Ltd., GDR	94,134	1,782,898
Reliance Industries, Ltd., GDR (B)	12,133	474,400

		5,903,432

Indonesia - 2.8%
Astra International Tbk PT	2,204,221	1,017,551
Bank Central Asia Tbk PT	862,332	2,037,707
Bank Mandiri Persero Tbk PT	4,984,447	2,725,472

		5,780,730

Japan - 1.3%
Nexon Co., Ltd. (A)	97,100	1,315,019
Tokyo Electron, Ltd.	5,700	1,253,692

		2,568,711

Jordan - 0.2%
Hikma Pharmaceuticals PLC	21,774	525,785

Luxembourg - 1.1%
Millicom International Cellular SA, SDR	36,936	1,744,259
Tenaris SA, ADR	27,392	566,740

		2,310,999

Macau - 0.5%
MGM China Holdings, Ltd.	703,261	981,980

Malaysia - 1.8%
CIMB Group Holdings Bhd.	2,288,613	2,744,494
Petronas Chemicals Group Bhd.	629,921	947,645

		3,692,139

Mexico - 1.5%
America Movil SAB de CV, Series L	2,240,389	1,853,207
Grupo Mexico SAB de CV, Series B	169,286	450,014
Orbia Advance Corp. SAB de CV	310,571	733,878

		3,037,099

Netherlands - 0.8%
ASML Holding NV	5,563	1,561,184

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Philippines - 0.3%
Ayala Land, Inc.	817,600	$ 665,525

Portugal - 0.3%
Galp Energia SGPS SA	36,782	555,796

Republic of Korea - 8.1%
Hyundai Mobis Co., Ltd.	10,529	2,013,393
LG Chem, Ltd.	7,890	2,200,044
LG Household & Health Care, Ltd.	1,953	2,042,684
Lotte Chemical Corp.	7,327	1,149,267
Samsung Electronics Co., Ltd.	162,395	7,524,246
Shinhan Financial Group Co., Ltd.	46,358	1,512,816

		16,442,450

Republic of South Africa - 5.1%
FirstRand, Ltd.	715,975	2,743,933
Gold Fields, Ltd.	132,972	860,818
Impala Platinum Holdings, Ltd. (A)	57,280	538,237
MTN Group, Ltd.	264,763	1,417,379
Nedbank Group, Ltd.	88,107	1,143,685
Old Mutual, Ltd.	1,638,625	1,919,668
Sasol, Ltd.	84,696	1,345,486
Sibanye Gold, Ltd. (A)	162,166	417,679

		10,386,885

Russian Federation - 5.2%
Gazprom PJSC, ADR	7,122	49,783
Inter RAO (A) (C)	20,557,703	1,854,613
Lukoil PJSC, ADR	40,475	4,133,712
Rosneft Oil Co. PJSC, GDR	72,540	543,615
Sberbank of Russia PJSC (C)	731,300	2,881,658
Yandex NV, Class A (A)	24,098	1,079,831

		10,543,212

Switzerland - 0.6%
Coca-Cola HBC AG	35,065	1,288,014

Taiwan - 10.6%
Delta Electronics, Inc.	177,490	829,284
E.Sun Financial Holding Co., Ltd.	1,553,522	1,435,162
Far Eastern New Century Corp.	1,530,430	1,418,781
Formosa Plastics Corp.	269,279	826,877
Globalwafers Co., Ltd.	89,398	1,153,157
Largan Precision Co., Ltd.	8,373	1,300,557
MediaTek, Inc.	162,420	2,054,999
Novatek Microelectronics Corp.	99,733	703,234
Realtek Semiconductor Corp.	205,699	1,652,691

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	828,844	$ 8,548,865
Uni-President Enterprises Corp.	706,610	1,683,477

		21,607,084

Thailand - 2.9%
CP ALL PCL	741,940	1,674,518
Kasikornbank PCL	678,763	3,036,329
PTT Global Chemical PCL	755,583	1,187,795

		5,898,642

United Kingdom - 1.0%
Anglo American PLC	78,986	2,061,068

Total Common Stocks (Cost $202,215,637)		190,297,938

PREFERRED STOCKS - 2.4%
Brazil - 2.4%
Braskem SA,
Series A, 7.49% (D)	148,000	1,090,319
Gerdau SA,
0.21% (D)	186,400	872,676
Itau Unibanco Holding SA,
5.12% (D)	342,500	2,624,772
Petroleo Brasileiro SA,
3.21% (D)	40,500	269,048

Total Preferred Stocks (Cost $5,271,305)		4,856,815

EXCHANGE-TRADED FUND - 1.0%
United States - 1.0%
iShares MSCI India ETF	60,280	2,079,057

Total Exchange-Traded Fund (Cost $2,139,060)		2,079,057

Total Investments (Cost $209,626,002)		197,233,810
Net Other Assets (Liabilities) - 3.3%		6,693,365

Net Assets - 100.0%		$ 203,927,175

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	65	03/20/2020	$3,470,648	$3,412,825	$—	$(57,823)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.6%	$ 32,667,096
Semiconductors & Semiconductor Equipment	8.6	16,927,822
Internet & Direct Marketing Retail	8.3	16,441,421
Interactive Media & Services	7.4	14,689,605
Oil, Gas & Consumable Fuels	6.0	11,800,816
Insurance	5.9	11,586,756
Chemicals	5.3	10,540,258
Technology Hardware, Storage & Peripherals	3.8	7,524,246
Metals & Mining	3.4	6,686,108
Wireless Telecommunication Services	2.5	5,014,845
Diversified Telecommunication Services	2.4	4,670,380
Electronic Equipment, Instruments & Components	2.0	3,967,621
Food Products	1.8	3,556,492
Electric Utilities	1.8	3,524,180
Real Estate Management & Development	1.6	3,228,456
Multiline Retail	1.5	2,936,963
Diversified Financial Services	1.4	2,743,933
Food & Staples Retailing	1.3	2,612,176
Specialty Retail	1.3	2,588,845
Gas Utilities	1.3	2,535,902
Diversified Consumer Services	1.3	2,473,493
Automobiles	1.2	2,300,434
International Equity Funds	1.1	2,079,057
Personal Products	1.0	2,042,684
Auto Components	1.0	2,013,393
Independent Power & Renewable Electricity Producers	1.0	1,973,128
Road & Rail	1.0	1,872,492
Entertainment	0.9	1,868,493
Construction & Engineering	0.9	1,782,898
Energy Equipment & Services	0.8	1,624,416
Biotechnology	0.7	1,446,501
Industrial Conglomerates	0.7	1,418,781
Hotels, Restaurants & Leisure	0.7	1,314,970
Beverages	0.7	1,288,014
Health Care Equipment & Supplies	0.6	1,263,648
Paper & Forest Products	0.5	1,074,867
Life Sciences Tools & Services	0.5	883,659
Construction Materials	0.4	855,988
Health Care Providers & Services	0.3	592,947
Pharmaceuticals	0.3	525,785
Electrical Equipment	0.2	294,241

Investments	100.0	197,233,810

Total Investments	100.0%	$ 197,233,810

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$48,495,087	$141,802,851	$—	$190,297,938
Preferred Stocks	4,856,815	—	—	4,856,815
Exchange-Traded Fund	2,079,057	—	—	2,079,057

Total Investments	$55,430,959	$141,802,851	$—	$197,233,810

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(57,823)	$—	$—	$(57,823)

Total Other Financial Instruments	$(57,823)	$—	$—	$(57,823)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $4,090,487, representing 2.0% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the total value of securities is $4,736,271, representing 2.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 8.1%
Auto Components - 0.1%
Dana, Inc.	8,000	$ 123,280

Beverages - 0.3%
Constellation Brands, Inc., Class A	1,500	282,450

Diversified Consumer Services - 0.0% (A)
Chegg, Inc. (B)	700	28,861

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	18,000	432,360

Entertainment - 0.6%
Sciplay Corp., Class A (B)	5,000	53,000
Ubisoft Entertainment SA (B)	6,450	489,177

		542,177

Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (B)	600	520,056
Six Flags Entertainment Corp.	7,000	266,910

		786,966

Insurance - 0.2%
Fidelity National Financial, Inc.	4,000	195,000

Interactive Media & Services - 0.2%
IAC / InterActiveCorp (B)	700	170,513

Leisure Products - 1.1%
Hasbro, Inc.	10,000	1,018,700

Media - 0.5%
Discovery, Inc., Class A (B) (C)	13,500	395,010
ViacomCBS, Inc., Class A (C)	2,551	96,887

		491,897

Multiline Retail - 0.2%
Target Corp.	2,000	221,480

Oil, Gas & Consumable Fuels - 0.7%
Occidental Petroleum Corp.	15,000	595,800

Semiconductors & Semiconductor Equipment - 1.9%
Micron Technology, Inc. (B)	33,000	1,751,970

Specialty Retail - 0.5%
Fnac Darty SA (B)	1,462	71,233
Ulta Salon Cosmetics & Fragrance, Inc. (B)	1,500	401,865

		473,098

Textiles, Apparel & Luxury Goods - 0.4%
Levi Strauss & Co., Class A (C)	20,000	392,800

Total Common Stocks (Cost $7,373,846)		7,507,352

CONVERTIBLE PREFERRED STOCKS - 2.5%
Electric Utilities - 0.4%
Southern Co.,
6.75%	6,500	369,135

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Multi-Utilities - 0.9%
Dominion Energy, Inc.,
Series A, 7.25%	7,500	$ 822,975

Pharmaceuticals - 0.3%
Elanco Animal Health, Inc.,
5.00%	4,650	254,639

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc.,
Series A, 8.00%	750	861,450

Total Convertible Preferred Stocks (Cost $2,057,500)		2,308,199

	Principal	Value
CONVERTIBLE BONDS - 69.2%
Banks - 2.9%
BofA Finance LLC
0.25%, 05/01/2023, MTN (D)	$ 2,528,000	2,668,382

Biotechnology - 1.9%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024 (C) (D)	1,700,000	1,803,578

Capital Markets - 3.4%
JPMorgan Chase Financial Co. LLC
0.25%, 05/01/2023 (D) (E)	2,000,000	2,146,250
SBI Holdings, Inc.
Zero Coupon, 09/13/2023 (F)	JPY 100,000,000	988,888

		3,135,138

Chemicals - 2.1%
Toray Industries, Inc.
Zero Coupon, 08/31/2021 (F)	200,000,000	1,979,456

Diversified Financial Services - 2.5%
Eliott Capital Sarl
Zero Coupon, 12/30/2022 (F)	EUR 2,000,000	2,271,733

Diversified Telecommunication Services - 1.1%
Vonage Holdings Corp.
1.75%, 06/01/2024 (E)	$ 1,100,000	1,043,453

Electronic Equipment, Instruments & Components - 1.8%
Insight Enterprises, Inc.
0.75%, 02/15/2025 (E)	1,500,000	1,698,953

Entertainment - 2.9%
Live Nation Entertainment, Inc.
2.00%, 02/15/2025 (E) (G)	1,100,000	1,110,450
Zynga, Inc.
0.25%, 06/01/2024 (E)	1,500,000	1,533,994

		2,644,444

Food & Staples Retailing - 0.7%
Chefs’ Warehouse, Inc.
1.88%, 12/01/2024 (E)	600,000	637,177

Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/2027 (E)	1,140,000	1,040,613

Hotels, Restaurants & Leisure - 0.6%
Luckin Coffee, Inc.
0.75%, 01/15/2025 (C) (E)	600,000	522,145

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Insurance - 1.6%
AXA SA
7.25%, 05/15/2021 (E)	$ 1,286,000	$ 1,440,320

Interactive Media & Services - 8.8%
Snap, Inc.
0.75%, 08/01/2026 (D) (E)	2,450,000	2,727,020
Twitter, Inc.
0.25%, 06/15/2024	2,978,000	2,924,733
Zillow Group, Inc.
0.75%, 09/01/2024 (D) (E)	2,000,000	2,465,000

		8,116,753

IT Services - 3.5%
MongoDB, Inc.
0.25%, 01/15/2026 (E)	1,100,000	1,185,858
Okta, Inc.
0.13%, 09/01/2025 (D) (E)	2,000,000	2,022,000

		3,207,858

Media - 3.1%
Liberty Media Corp.
2.25%, 12/01/2048 (E)	808,000	924,920
2.75%, 12/01/2049 (D) (E)	1,875,000	1,956,204

		2,881,124

Metals & Mining - 2.5%
SSR Mining, Inc.
2.50%, 04/01/2039 (D) (E)	1,800,000	2,281,259

Pharmaceuticals - 5.1%
Jazz Investments I, Ltd.
1.88%, 08/15/2021 (D)	2,703,000	2,746,868
Sino Biopharmaceutical, Ltd.
Zero Coupon, 02/17/2025 (F) (G)	EUR 1,818,000	1,960,704

		4,707,572

Semiconductors & Semiconductor Equipment - 0.4%
Semiconductor Manufacturing International Corp.
Zero Coupon, 07/07/2022 (F)	$ 250,000	381,205

Software - 12.3%
8x8, Inc.
0.50%, 02/01/2024 (E)	1,240,000	1,249,863
CyberArk Software, Ltd.
Zero Coupon, 11/15/2024 (D) (E)	3,250,000	3,629,972
Palo Alto Networks, Inc.
0.75%, 07/01/2023 (D)	2,047,000	2,274,266
Proofpoint, Inc.
0.25%, 08/15/2024 (D) (E)	2,900,000	3,096,608
Workiva, Inc.
1.13%, 08/15/2026 (E)	1,200,000	1,119,087

		11,369,796

Specialty Retail - 6.2%
ANLLIAN Capital, Ltd.
Zero Coupon, 02/05/2025 (F) (G)	EUR 1,700,000	1,866,492
Guess?, Inc.
2.00%, 04/15/2024 (E)	$ 900,000	971,589
RH
Zero Coupon, 06/15/2023 (D)	2,303,000	2,871,611

		5,709,692

	Principal	Value
CONVERTIBLE BONDS (continued)
Technology Hardware, Storage & Peripherals - 4.7%
Innolux Corp.
Zero Coupon, 01/22/2025 (F)	$ 2,200,000	$ 2,196,898
Lenovo Group, Ltd.
3.38%, 01/24/2024 (F)	2,000,000	2,146,975

		4,343,873

Total Convertible Bonds (Cost $61,051,127)		63,884,524

CORPORATE DEBT SECURITIES - 11.5%
Communications Equipment - 2.2%
Viavi Solutions, Inc.
1.75%, 06/01/2023 (D)	1,700,000	2,057,965

Health Care Equipment & Supplies - 1.9%
Wright Medical Group, Inc.
1.63%, 06/15/2023 (D)	1,645,000	1,722,459

Oil, Gas & Consumable Fuels - 2.2%
Scorpio Tankers, Inc.
3.00%, 05/15/2022	2,000,000	2,004,752

Software - 4.3%
FireEye, Inc.
0.88%, 06/01/2024 (D)	1,500,000	1,492,804
Splunk, Inc.
0.50%, 09/15/2023 (D)	2,000,000	2,437,570

		3,930,374

Specialty Retail - 0.9%
PetSmart, Inc.
7.13%, 03/15/2023 (E)	850,000	846,813

Total Corporate Debt Securities (Cost $9,530,493)		10,562,363

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (H)	1,969,979	1,969,979

Total Other Investment Company (Cost $1,969,979)		1,969,979

	Principal	Value
REPURCHASE AGREEMENT - 22.5%
Fixed Income Clearing Corp., 0.85% (H), dated 01/31/2020, to be repurchased at $20,737,324 on 02/03/2020. Collateralized by a U.S. Government Obligation, 1.38%, due 05/31/2021, and with a value of $21,152,246.	$ 20,735,855	20,735,855

Total Repurchase Agreement (Cost $20,735,855)		20,735,855

Total Investments Excluding Options Purchased (Cost $102,718,800)		106,968,272
Total Options Purchased - 0.2% (Cost $181,744)		193,616

Total Investments Before Securities Sold Short (Cost $102,900,544)		107,161,888

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (19.2)%
COMMON STOCKS - (19.2)%
Biotechnology - (0.4)%
BioMarin Pharmaceutical, Inc.	(4,210)	$ (351,535)

Chemicals - (0.3)%
Toray Industries, Inc.	(37,000)	(242,102)

Communications Equipment - (0.8)%
Viavi Solutions, Inc.	(49,846)	(702,829)

Diversified Financial Services - (2.6)%
Equitable Holdings, Inc.	(64,861)	(1,557,961)
Voya Financial, Inc.	(14,272)	(852,467)

		(2,410,428)

Diversified Telecommunication Services - (0.2)%
Vonage Holdings Corp.	(23,000)	(204,010)

Electronic Equipment, Instruments & Components - (1.1)%
Insight Enterprises, Inc.	(15,000)	(988,050)

Entertainment - (0.5)%
Live Nation Entertainment, Inc.	(3,060)	(208,569)
Zynga, Inc., Class A	(50,000)	(301,000)

		(509,569)

Food & Staples Retailing - (0.4)%
Chefs’ Warehouse, Inc.	(9,700)	(353,080)

Health Care Equipment & Supplies - (0.2)%
Wright Medical Group NV	(5,528)	(166,614)

Health Care Technology - (0.3)%
Allscripts Healthcare Solutions, Inc.	(30,000)	(257,400)

Hotels, Restaurants & Leisure - (0.1)%
Luckin Coffee, Inc., ADR	(3,000)	(97,470)

Interactive Media & Services - (2.1)%
Snap, Inc., Class A	(40,700)	(748,066)
Twitter, Inc.	(11,913)	(386,934)
Zillow Group, Inc., Class C	(18,000)	(831,780)

		(1,966,780)

IT Services - (0.8)%
MongoDB, Inc.	(1,700)	(278,647)
Okta, Inc.	(3,400)	(435,370)

		(714,017)

Media - (0.4)%
Sirius XM Holdings, Inc.	(60,000)	(424,200)

Metals & Mining - (0.4)%
SSR Mining, Inc.	(22,600)	(413,806)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - (0.6)%
Scorpio Tankers, Inc.	(25,000)	$ (583,500)

Pharmaceuticals - (0.3)%
Jazz Pharmaceuticals PLC	(2,019)	(289,424)

Semiconductors & Semiconductor Equipment - (0.7)%
Broadcom, Inc.	(2,000)	(610,320)

Software - (4.6)%
CyberArk Software, Ltd.	(10,000)	(1,382,300)
Palo Alto Networks, Inc.	(3,551)	(833,704)
Proofpoint, Inc.	(7,500)	(921,075)
Splunk, Inc.	(6,000)	(931,560)
Workiva, Inc.	(4,000)	(181,960)

		(4,250,599)

Specialty Retail - (2.4)%
Guess?, Inc.	(13,000)	(276,770)
RH	(9,157)	(1,911,524)

		(2,188,294)

Total Common Stocks (Proceeds $(17,198,492))		(17,724,027)

Total Securities Sold Short (Proceeds $(17,198,492))		(17,724,027)

Net Other Assets (Liabilities), Net of Securities Sold Short - 3.1%		2,871,303

Net Assets - 100.0%		$ 92,309,164

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Commscope Holding Co., Inc.	USD	15.00	05/15/2020	USD	182,850	150	$19,650	$8,100
Call - Costco Wholesale Corp.	USD	310.00	02/07/2020	USD	6,110,400	200	31,808	31,808
Put - Financial Select Sector SPDR Fund	USD	29.50	02/21/2020	USD	599,200	200	6,008	6,008
Put - Fireeye, Inc.	USD	15.50	02/07/2020	USD	3,545	500	13,583	16,500
Put - iShares China Large-Cap ETF	USD	38.00	02/07/2020	USD	3,974,000	1,000	16,229	27,000
Put - Netflix, Inc.	USD	270.00	02/28/2020	USD	10,352,700	300	33,565	16,200
Put - Scorpio Tankers, Inc.	USD	27.00	02/21/2020	USD	116,700	50	4,882	20,500
Put - SPDR S&P 500 ETF Trust	USD	316.00	02/05/2020	USD	16,086,500	500	56,019	67,500

Total							$181,744	$193,616

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(30)	03/20/2020	$(4,921,000)	$(4,836,000)	$85,000	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	03/16/2020	USD	2,799,978	EUR	2,538,000	$—	$(22,846)
SSB	03/16/2020	USD	2,956,705	JPY	321,750,000	—	(20,170)

Total						$—	$(43,016)

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,946,942	$560,410	$—	$7,507,352
Convertible Preferred Stocks	2,308,199	—	—	2,308,199
Convertible Bonds	—	63,884,524	—	63,884,524
Corporate Debt Securities	—	10,562,363	—	10,562,363
Other Investment Company	1,969,979	—	—	1,969,979
Repurchase Agreement	—	20,735,855	—	20,735,855
Exchange-Traded Options Purchased	193,616	—	—	193,616

Total Investments	$11,418,736	$95,743,152	$—	$107,161,888

Other Financial Instruments
Futures Contracts (J)	$85,000	$—	$—	$85,000

Total Other Financial Instruments	$85,000	$—	$—	$85,000

LIABILITIES
Securities Sold Short
Common Stocks	$(17,481,925)	$(242,102)	$—	$(17,724,027)

Total Securities Sold Short	$(17,481,925)	$(242,102)	$—	$(17,724,027)

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(43,016)	$—	$(43,016)

Total Other Financial Instruments	$—	$(43,016)	$—	$(43,016)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,922,824. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $25,011,605.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $35,649,548, representing 38.6% of the Fund’s net assets.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the total value of Regulation S securities is $13,792,351, representing 14.9% of the Fund’s net assets.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2020.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.0%
Commercial Services & Supplies - 0.7%
Garda World Security Corp.
4.63%, 02/15/2027 (A) (B)	$ 909,000	$ 899,774

Communications Equipment - 0.8%
CommScope, Inc.
5.50%, 03/01/2024 (A)	1,000,000	1,027,500

Construction Materials - 0.6%
Norbord, Inc.
6.25%, 04/15/2023 (A)	700,000	757,750

Containers & Packaging - 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
3-Month LIBOR + 3.50%, 5.33% (C), 07/15/2021 (A)	500,000	500,005

Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.
4.00%, 02/15/2027 (A)	500,000	504,100

Health Care Providers & Services - 1.6%
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (A)	1,000,000	1,050,300
Tenet Healthcare Corp.
4.63%, 09/01/2024 (A)	1,000,000	1,030,000

		2,080,300

Hotels, Restaurants & Leisure - 0.8%
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	1,000,000	1,028,460

Media - 0.4%
CSC Holdings LLC
6.63%, 10/15/2025 (A)	500,000	527,875

Oil, Gas & Consumable Fuels - 0.6%
eG Global Finance PLC
6.75%, 02/07/2025 (A)	835,000	845,437

Pharmaceuticals - 0.7%
Bausch Health Cos., Inc.
6.50%, 03/15/2022 (A)	1,000,000	1,018,560

Total Corporate Debt Securities (Cost $8,930,236)		9,189,761

LOAN ASSIGNMENTS - 85.6%
Aerospace & Defense - 0.3%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 3.41% (C), 01/15/2025	444,050	445,530

Airlines - 0.6%
Kestrel Bidco, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.68% (C), 12/11/2026	750,000	754,286

	Principal	Value
LOAN ASSIGNMENTS (continued)
Auto Components - 2.0%
Jason, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.44% (C), 06/30/2021	$ 1,129,310	$ 898,742
K&N Engineering, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.40% (C), 10/20/2023	1,224,172	1,028,305
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (C), 03/20/2025	643,105	628,635
Delayed Draw Term Loan,
1-Month LIBOR + 3.25%, 4.90% (C), 03/20/2025	18,408	17,994

		2,573,676

Automobiles - 0.9%
Thor Industries, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 5.44% (C), 02/01/2026	1,131,254	1,132,668

Beverages - 0.3%
Blue Ribbon LLC
Term Loan,
1-Month LIBOR + 4.00%, 5.65% (C), 11/15/2021	52,890	45,816
3-Month LIBOR + 4.00%, 5.90% (C), 11/15/2021	431,344	373,652

		419,468

Building Products - 1.2%
NCI Building Systems, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 5.43% (C), 04/12/2025	953,829	948,662
VT Topco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 5.69% (C), 08/01/2025	679,403	678,554

		1,627,216

Capital Markets - 1.1%
Blucora, Inc.
Term Loan B,
2-Month LIBOR + 3.00%, 4.76% (C), 05/22/2024	529,700	529,700
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.15% (C), 07/03/2024	942,870	946,799
Victory Capital Holdings, Inc.
Term Loan B,
TBD, 07/01/2026 (D) (E)	0	0

		1,476,499

Chemicals - 2.0%
Minerals Technologies, Inc.
Term Loan,
4.75%, 05/09/2021 (F)	739,689	734,141
Term Loan B,
1-Month LIBOR + 2.25%, 3.91% (C), 02/14/2024	2,438	2,443

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Minerals Technologies, Inc. (continued)
1-Month LIBOR + 2.25%, 3.92% (C), 02/14/2024	$ 91,327	$ 91,517
1-Month LIBOR + 2.25%, 4.02% (C), 02/14/2024	3,901	3,909
3-Month LIBOR + 2.25%, 4.19% (C), 02/14/2024	14,628	14,659
Polymer Process Holdings, Inc.
Term Loan,
1-Month LIBOR + 6.00%, 7.67% (C), 05/01/2026	895,500	883,187
VAC Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 5.94% (C), 03/08/2025	1,129,875	937,796

		2,667,652

Commercial Services & Supplies - 4.4%
Advanced Disposal Services, Inc.
Term Loan B3,
1-Week LIBOR + 2.25%, 3.83% (C), 11/10/2023	1,622,893	1,626,048
Aramark Services, Inc.
Term Loan B4,
3-Month LIBOR + 1.75%, 3.47% (C), 01/15/2027	150,000	150,375
Asurion LLC
Term Loan B4,
1-Month LIBOR + 3.00%, 4.65% (C), 08/04/2022	957,483	959,398
BIFM Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 5.40% (C), 06/01/2026	496,253	497,494
GFL Environmental, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.65% (C), 05/30/2025	798,098	796,502
Harsco Corp.
Term Loan B1,
1-Month LIBOR + 2.25%, 3.94% (C), 12/06/2024	95,408	95,706
Prime Security Services Borrower LLC
Term Loan B1,
1-Month LIBOR + 3.25%, 5.01% (C), 09/23/2026	498,750	499,304
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.09% (C), 11/14/2022	679,929	677,804
TruGreen, LP
Term Loan,
1-Month LIBOR + 3.75%, 5.40% (C), 03/19/2026	414,682	415,718

		5,718,349

Communications Equipment - 1.0%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 5.93% (C), 12/15/2024	617,491	604,369
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 6.15% (C), 11/01/2024	853,049	660,847

		1,265,216

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering - 1.1%
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 5.44% (C), 12/19/2021	$ 1,392,961	$ 1,396,154

Containers & Packaging - 4.2%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.46% (C), 12/07/2023	781,951	572,779
3-Month LIBOR + 2.75%, 4.69% (C), 12/07/2023	39,855	29,194
Ball Metalpack LLC
1st Lien Term Loan B,
3-Month LIBOR + 4.50%, 6.41% (C), 07/31/2025	1,194,325	1,048,020
Consolidated Container Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.40% (C), 05/22/2024	253,923	254,558
Flex Acquisition Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.78% (C), 12/29/2023	22,191	21,904
3-Month LIBOR + 3.00%, 4.91% (C), 12/29/2023	591,198	583,561
Term Loan,
3-Month LIBOR + 3.25%, 5.16% (C), 06/29/2025	276,341	271,966
Liqui-Box Holdings, Inc.
Term Loan B,
TBD, 06/03/2026 (E) (G)	1,250,000	1,217,187
Plastipak Packaging, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.15% (C), 10/14/2024	421,530	420,608
Printpack Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 4.69% (C), 07/26/2023	608,398	606,497
Reynolds Consumer Products, Inc.
Term Loan,
TBD, 01/29/2027 (E) (G)	450,000	451,687

		5,477,961

Diversified Consumer Services - 1.0%
ServiceMaster Co.
Term Loan B,
TBD, 11/08/2023 (D) (E)	0	0
USS Ultimate Holdings, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.75%, 5.67% (C), 08/25/2024	758,662	760,559
3-Month LIBOR + 3.75%, 5.69% (C), 08/25/2024	1,945	1,950
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.40% (C), 05/18/2025	501,667	498,428

		1,260,937

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services - 1.1%
BCP Raptor II LLC
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.40% (C), 11/03/2025	$ 437,800	$ 395,479
NBG Acquisition, Inc.
Term Loan,
3-Month LIBOR + 5.50%, 7.44% (C), 04/26/2024	1,003,840	680,101
WG Partners Acquisition LLC
Term Loan B,
3-Month LIBOR + 3.50%, 5.44% (C), 11/15/2023	348,107	347,237

		1,422,817

Diversified Telecommunication Services - 1.5%
CenturyLink, Inc.
Term Loan B,
TBD, 03/15/2027 (E) (G)	500,000	499,063
Global Tel*Link Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 5.90% (C), 11/29/2025	1,091,630	1,038,959
Hargray Communications Group, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.65% (C), 05/16/2024	450,285	451,973

		1,989,995

Electric Utilities - 0.9%
Vistra Operations Co. LLC
1st Lien Term Loan B3,
1-Month LIBOR + 1.75%, 3.40% (C), 12/31/2025	931,865	937,107
1-Month LIBOR + 1.75%, 3.42% (C), 12/31/2025	222,280	223,530

		1,160,637

Electrical Equipment - 1.1%
Electrical Components International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.19% (C), 06/26/2025	324,813	302,280
Global Appliance, Inc.
Term Loan A,
1-Month LIBOR + 3.25%, 4.90% (C), 09/29/2022	442,211	438,894
VC GB Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.65% (C), 02/28/2024	667,109	660,438

		1,401,612

Electronic Equipment, Instruments & Components - 1.9%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.15% (C), 09/30/2024	440,305	398,477
Electro Rent Corp.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 6.80% (C), 01/31/2024	823,040	824,069

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components (continued)
GrafTech Finance, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.15% (C), 02/12/2025	$ 302,031	$ 300,143
Radio Systems Corp.
Term Loan B,
2-Month LIBOR + 2.75%, 4.51% (C), 05/02/2024	927,622	927,042

		2,449,731

Entertainment - 0.5%
AMC Entertainment Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.65% (C), 04/22/2026	713,338	714,764

Equity Real Estate Investment Trusts - 1.5%
iStar, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.41% (C), 06/28/2023	290,179	290,541
1-Month LIBOR + 2.75%, 4.48% (C), 06/28/2023	525,431	526,088
MGM Growth Properties Operating Partnership, LP
Term Loan A,
1-Week LIBOR + 1.75%, 3.32% (C), 06/14/2023	1,120,139	1,118,739

		1,935,368

Food & Staples Retailing - 4.3%
Albertsons LLC
Term Loan B8,
1-Month LIBOR + 2.75%, 4.40% (C), 08/17/2026	1,592,441	1,594,717
Allsup’s Convenience Stores, Inc.
Term Loan,
1-Month LIBOR + 6.25%, 7.91% (C), 11/18/2024	550,000	551,375
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 3.90% (C), 02/03/2024	87,260	87,563
Chef’s Warehouse Leasing Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.15% (C), 06/22/2022	1,219,021	1,219,021
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.19% (C), 07/29/2023	1,002,660	961,718
Hostess Brands LLC
1-Month LIBOR + 2.25%, 3.90% (C), 08/03/2025	254,387	254,830
2-Month LIBOR + 2.25%, 4.01% (C), 08/03/2025	2,367	2,371
3-Month LIBOR + 2.25%, 4.01% (C), 08/03/2025	118,714	118,921

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing (continued)
Hostess Brands LLC (continued)
Term Loan,
3-Month LIBOR + 2.25%, 4.03% (C), 08/03/2025	$ 569,098	$ 570,088
Sage BorrowCo LLC
Term Loan B,
1-Month LIBOR + 4.75%, 6.40% (C), 06/20/2026	298,500	299,246

		5,659,850

Food Products - 2.0%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.43% (C), 10/01/2025	371,250	372,085
CSM Bakery Solutions LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.87% (C), 07/03/2020 (G)	407,398	394,836
Del Monte Foods, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.16% (C), 02/18/2021	691,741	646,086
Prime Rate + 2.25%, 7.00% (C), 02/18/2021	1,840	1,718
Froneri International PLC
Term Loan,
TBD, 01/31/2027 (E) (G)	245,000	245,613
Shearer’s Foods, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 5.90% (C), 03/30/2022	990,128	987,653

		2,647,991

Health Care Equipment & Supplies - 1.4%
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (C), 09/01/2024	1,054,155	1,037,684
Mallinckrodt International Finance SA
Term Loan B,
TBD, 09/24/2024 (D) (E)	0	0
3-Month LIBOR + 3.00%, 4.91% (C), 02/24/2025	670,937	557,436
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 5.01% (C), 06/30/2025	179,938	177,614

		1,772,734

Health Care Providers & Services - 4.7%
AHP Health Partners, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 6.15% (C), 06/30/2025	814,184	817,237
DaVita, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.90% (C), 08/12/2026	399,000	399,926
DuPage Medical Group, Ltd.
Term Loan,
1-Month LIBOR + 2.75%, 4.40% (C), 08/15/2024	988,507	982,946

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
HCA, Inc.
Term Loan B13,
1-Month LIBOR + 1.75%, 3.40% (C), 03/18/2026	$ 611,011	$ 614,066
Pearl Intermediate Parent LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.40% (C), 02/14/2025	647,636	638,326
Quorum Health Corp.
Term Loan B,
3-Month LIBOR + 6.75%, 8.53% (C), 04/29/2022	895,935	892,389
RadNet, Inc.
Reprice Term Loan,
3-Month LIBOR + 3.50%, 5.35% (C), 06/30/2023	498,885	499,509
Prime Rate + 2.50%, 7.25% (C), 06/30/2023	7,559	7,568
Sound Inpatient Physicians
1st Lien Term Loan,
TBD, 06/27/2025 (D) (E)	0	0
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.40% (C), 02/06/2024	600,955	477,008
WP CityMD Bidco LLC
Term Loan B,
3-Month LIBOR + 4.50%, 6.44% (C), 08/13/2026	750,000	752,344

		6,081,319

Hotels, Restaurants & Leisure - 5.0%
Affinity Gaming LLC
Term Loan,
1-Month LIBOR + 3.25%, 4.90% (C), 07/01/2023	826,795	800,958
Boyd Gaming Corp.
Term Loan A,
1-Week LIBOR + 2.00%, 3.56% (C), 09/15/2021	282,095	280,332
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (C), 12/23/2024	945,089	944,559
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.69% (C), 09/18/2024	457,708	434,022
Flynn Restaurant Group, LP
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.15% (C), 06/27/2025	587,481	567,409
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 3.41% (C), 06/22/2026	1,341,361	1,350,583
NEP/NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (C), 10/20/2025	975,038	954,725

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NPC International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.28% (C), 04/19/2024 (G)	$ 1,157,799	$ 512,326
Penn National Gaming, Inc.
Term Loan A,
1-Month LIBOR + 2.00%, 3.65% (C), 10/19/2023	716,355	716,355

		6,561,269

Household Durables - 3.3%
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 6.00%, 7.94% (C), 12/31/2023	825,465	742,918
Hoffmaster Group, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.65% (C), 11/21/2023	989,270	983,088
Libbey Glass, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.70% (C), 04/09/2021	1,235,196	907,869
Lifetime Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.15% (C), 02/28/2025	547,420	546,052
WKI Holding Co., Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 5.65% (C), 05/01/2024	1,173,179	1,171,712

		4,351,639

Household Products - 1.4%
Kronos Acquisition Holdings, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 5.65% (C), 05/15/2023	883,088	868,186
Safety Products/JHC Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 6.15% (C), 06/26/2026	886,848	851,374
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 6.15% (C), 06/26/2026	47,935	46,017

		1,765,577

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Construction Finance Co., LP
Term Loan B,
1-Month LIBOR + 2.50%, 3.65% (C), 01/15/2025	1,462,500	1,464,633
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.90% (C), 12/09/2021	367,656	358,464

		1,823,097

Interactive Media & Services - 0.2%
Ancestry.com Operations, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 5.90% (C), 08/27/2026	342,688	326,410

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services - 2.4%
Flexential Intermediate Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.44% (C), 08/01/2024	$ 381,026	$ 305,852
Helios Software Holdings, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.90% (C), 10/24/2025	500,000	499,375
Moneygram International, Inc.
Term Loan B,
1-Month LIBOR + 6.00%, 7.65% (C), 06/30/2023	939,348	882,987
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.90% (C), 11/03/2023	452,342	434,135
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.65% (C), 12/19/2023	1,010,462	959,939
Prime Rate + 3.00%, 7.75% (C), 12/19/2023	174	165

		3,082,453

Leisure Products - 1.8%
Bombardier Recreational Products, Inc.
Term Loan B2,
1-Month LIBOR + 2.50%, 4.15% (C), 05/23/2025	497,500	497,707
Callaway Golf Co.
Term Loan B,
1-Month LIBOR + 4.50%, 6.18% (C), 01/02/2026	930,000	933,488
SP PF Buyer LLC
Term Loan,
1-Month LIBOR + 4.50%, 6.15% (C), 12/22/2025	982,525	923,574

		2,354,769

Machinery - 3.0%
Columbus McKinnon Corp.
Term Loan B,
3-Month LIBOR + 2.50%, 4.44% (C), 01/31/2024	1,203,416	1,204,920
Gardner Denver, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (C), 07/30/2024	243,813	244,423
Patriot Container Corp.
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 9.40% (C), 03/20/2026	500,000	452,500
Rexnord LLC
Term Loan B,
1-Month LIBOR + 1.75%, 3.41% (C), 08/21/2024	539,767	542,037
Terex Corp.
Term Loan B,
TBD, 01/31/2024 (D) (E)	0	0
Term Loan B1,
1-Month LIBOR + 2.75%, 4.40% (C), 01/31/2024	744,375	746,980

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Welbilt, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.15% (C), 10/23/2025	$ 750,000	$ 751,406

		3,942,266

Media - 4.6%
A-L Parent LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (C), 12/01/2023	573,189	523,035
AVSC Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.93% (C), 03/03/2025	219,377	219,377
2-Month LIBOR + 3.25%, 5.03% (C), 03/03/2025	218,350	218,350
3-Month LIBOR + 3.25%, 5.21% (C), 03/03/2025	11,130	11,130
Gray Television, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.03% (C), 02/07/2024	750,000	751,458
MCC LLC
Term Loan M,
1-Week LIBOR + 2.00%, 3.57% (C), 01/15/2025	957,551	961,142
Meredith Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (C), 01/31/2025	590,577	593,714
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.75%, 4.53% (C), 09/18/2026	997,500	1,001,864
Quincy Newspapers, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.65% (C), 10/13/2022	673,974	674,534
Prime Rate + 2.00%, 6.75% (C), 10/13/2022	24,499	24,519
Sinclair Television Group, Inc.
Term Loan B2B,
3-Month LIBOR + 2.50%, 4.18% (C), 09/30/2026	498,750	499,997
Terrier Media Buyer, Inc.
Term Loan B,
3-Month LIBOR + 4.25%, 6.15% (C), 12/17/2026	500,000	503,750

		5,982,870

Multi-Utilities - 0.4%
Solenis Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.91% (C), 06/26/2025	498,974	492,321

Oil, Gas & Consumable Fuels - 3.5%
BCP Raptor LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.90% (C), 06/24/2024	509,185	465,904

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Citgo Petroleum Corp.
Term Loan B,
3-Month LIBOR + 4.50%, 6.44% (C), 07/29/2021	$ 869,662	$ 869,662
Fieldwood Energy LLC
1st Lien Term Loan,
3-Month LIBOR + 5.25%, 7.03% (C), 04/11/2022	1,100,000	941,416
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 5.41% (C), 03/01/2025 (G)	322,000	308,047
PowerTeam Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.19% (C), 03/06/2025	902,893	823,138
Prairie ECI Acquiror, LP
Term Loan B,
3-Month LIBOR + 4.75%, 6.69% (C), 03/11/2026	2,163	2,140
Southeast PowerGen LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.15% (C), 12/02/2021	465,185	439,600
Ultra Resources, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.65% (C), 04/12/2024	1,236,156	718,000

		4,567,907

Paper & Forest Products - 1.2%
Clearwater Paper Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 5.00% (C), 07/26/2026	620,000	621,550
Dunn Paper, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.40% (C), 08/26/2022	895,287	877,382
Prime Rate + 3.75%, 8.50% (C), 08/26/2022	3,448	3,378

		1,502,310

Personal Products - 1.3%
Edgewell Personal Care Co.
Term Loan B,
TBD, 09/18/2026 (E) (G)	750,000	753,750
Knowlton Development Corporation, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 5.40% (C), 12/22/2025	992,500	993,741

		1,747,491

Pharmaceuticals - 2.1%
Akorn, Inc.
Term Loan B,
PIK Rate 0.75%, Cash Rate 8.06%, 04/16/2021 (H)	448,891	431,216
3-Month LIBOR + 10.00%, 11.81%, 04/16/2021 (C)	448,891	431,216

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.15% (C), 09/26/2024	$ 977,500	$ 930,661
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.19% (C), 05/04/2025	486,035	447,395
Endo Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 5.94% (C), 04/29/2024	508,197	490,156

		2,730,644

Professional Services - 1.0%
Advantage Sales & Marketing, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 4.90% (C), 07/25/2021	489,950	473,414
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (C), 05/09/2024	893,711	897,018

		1,370,432

Real Estate Management & Development - 3.9%
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.90% (C), 04/18/2024	946,447	947,117
Cushman & Wakefield U.S. Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (C), 08/21/2025	967,588	971,217
RE/MAX International, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (C), 12/15/2023	952,171	952,171
Realogy Group LLC
Term Loan A,
1-Month LIBOR + 2.25%, 3.90% (C), 02/01/2023	956,250	937,125
Trico Group LLC
Term Loan,
3-Month LIBOR + 7.00%, 8.94% (C), 02/02/2024	1,257,170	1,260,312

		5,067,942

Road & Rail - 0.3%
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 1.75%, 3.65% (C), 08/09/2025	396,930	397,426

Software - 1.3%
Almonde, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.50%, 5.28% (C), 06/13/2024	222,309	219,768
2-Month LIBOR + 3.50%, 5.28% (C), 06/13/2024	34,316	33,924
MA FinanceCo. LLC
Term Loan B3,
1-Month LIBOR + 2.50%, 4.15% (C), 06/21/2024	56,003	55,600

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.15% (C), 06/21/2024	$ 378,200	$ 375,481
SS&C Technologies Holdings SARL
Term Loan B4,
1-Month LIBOR + 2.25%, 3.40% (C), 04/16/2025	409,794	409,986
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 3.40% (C), 04/16/2025	574,288	574,557

		1,669,316

Specialty Retail - 2.0%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 6.65% (C), 09/25/2024	589,668	587,702
Men’s Wearhouse, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 5.03% (C), 04/09/2025	972,205	791,537
PetSmart, Inc.
Term Loan,
1-Month LIBOR + 4.00%, 5.67% (C), 03/11/2022	485,544	484,229
Staples, Inc.
Term Loan B2,
1-Month LIBOR + 4.50%, 6.28% (C), 09/12/2024	793,506	778,959

		2,642,427

Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf, Inc.
Term Loan A,
1-Month LIBOR + 4.75%, 6.50% (C), 04/30/2022	494,644	484,133
NCR Corp.
Term Loan,
1-Month LIBOR + 2.50%, 4.15% (C), 08/28/2026	399,000	400,621

		884,754

Textiles, Apparel & Luxury Goods - 1.7%
Augusta Sportswear Group, Inc.
Term Loan B,
Prime Rate + 3.50%, 6.15% (C), 10/26/2023	783,796	762,894
Kontoor Brands, Inc.
Term Loan B,
1-Week LIBOR + 4.25%, 5.82% (C), 05/15/2026	56,250	56,391
1-Month LIBOR + 4.25%, 5.91% (C), 05/15/2026	445,500	446,614
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.15% (C), 12/15/2024	944,064	924,788

		2,190,687

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors - 0.9%
Utility One Source, LP
Term Loan B,
1-Month LIBOR + 5.50%, 7.15% (C), 04/18/2023	$ 1,161,770	$ 1,161,770

Wireless Telecommunication Services - 1.2%
Digicel International Finance, Ltd.
Term Loan B,
6-Month LIBOR + 3.25%, 5.34% (C), 05/28/2024	850,449	766,999
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.19% (C), 02/02/2024	877,737	864,571

		1,631,570

Total Loan Assignments (Cost $116,222,147)		111,699,777

	Shares	Value
COMMON STOCKS - 0.2%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (I) (J) (K)	21,887	0

Household Durables - 0.2%
API Heat Transfer Intermediate Corp. (J) (K)	889,572	204,602

Software - 0.0% (L)
Avaya Holdings Corp. (K)	4	51

Total Common Stocks (Cost $316,362)		204,653

PREFERRED STOCK - 0.1%
Household Durables - 0.1%
API Heat Transfer Intermediate Corp.,
0.00% (J)	202,038	153,549

Total Preferred Stock (Cost $202,039)		153,549

EXCHANGE-TRADED FUNDS - 0.8%
U.S. Fixed Income Funds - 0.8%
Invesco Senior Loan ETF (B)	22,500	508,725
SPDR Blackstone / GSO Senior Loan ETF	11,000	511,500

Total Exchange-Traded Funds (Cost $1,028,780)		1,020,225

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (M)	1,441,215	1,441,215

Total Other Investment Company (Cost $1,441,215)		1,441,215

Principal	Value
REPURCHASE AGREEMENT - 4.2%

Fixed Income Clearing Corp., 0.85% (M), dated 01/31/2020, to be repurchased at $5,416,670 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $5,525,509.

$ 5,416,286	$ 5,416,286

Total Repurchase Agreement (Cost $5,416,286)	5,416,286

Total Investments (Cost $133,557,065)	129,125,466
Net Other Assets (Liabilities) - 1.0%	1,297,142

Net Assets - 100.0%	$ 130,422,608

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$9,189,761	$—	$9,189,761
Loan Assignments	—	111,699,777	—	111,699,777
Common Stocks	51	204,602	0	204,653
Preferred Stock	—	153,549	—	153,549
Exchange-Traded Funds	1,020,225	—	—	1,020,225
Other Investment Company	1,441,215	—	—	1,441,215
Repurchase Agreement	—	5,416,286	—	5,416,286

Total Investments	$2,461,491	$126,663,975	$0	$129,125,466

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $9,189,761, representing 7.0% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,408,492. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Rounds to less than $1 or $(1).
(E)	All or a portion of the security represents unsettled loan commitments at January 31, 2020 where the rate will be determined at time of settlement.
(F)	Fixed rate loan commitment at January 31, 2020.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the total value of securities is $358,151, representing 0.3% of the Fund’s net assets.
(K)	Non-income producing securities.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Rates disclosed reflect the yields at January 31, 2020.
(N)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
PIK	Payment in-kind
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 0.6%
Treasury Wine Estates, Ltd. (A)	67,480	$ 579,623

Canada - 1.1%
Intact Financial Corp.	10,827	1,172,939

China - 3.0%
Shenzhou International Group Holdings, Ltd.	72,100	953,149
Tencent Holdings, Ltd.	44,400	2,117,443

		3,070,592

France - 8.0%
Airbus SE	14,508	2,130,702
Cie de Saint-Gobain	52,081	1,964,930
Schneider Electric SE	13,222	1,318,583
TOTAL SA	46,887	2,282,961
Ubisoft Entertainment SA (B)	8,359	633,959

		8,331,135

Germany - 6.9%
Continental AG	9,051	1,032,874
Daimler AG	16,956	785,182
HeidelbergCement AG	31,451	2,121,091
KION Group AG	12,383	775,075
Vonovia SE	43,642	2,490,915

		7,205,137

Hong Kong - 3.5%
AIA Group, Ltd.	120,600	1,195,019
China Mobile, Ltd., ADR	59,923	2,459,240

		3,654,259

India - 1.0%
ICICI Bank, Ltd., ADR	73,498	1,071,601

Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT	2,816,300	915,592

Ireland - 2.0%
Medtronic PLC	18,426	2,127,097

Japan - 9.6%
Amada Holdings Co., Ltd.	83,023	864,672
East Japan Railway Co.	9,800	862,905
Kansai Electric Power Co., Inc.	97,900	1,098,714
KDDI Corp.	81,800	2,471,919
Kyocera Corp.	25,300	1,662,370
Mitsubishi Electric Corp.	78,400	1,087,028
Sony Corp.	27,100	1,895,017

		9,942,625

Mexico - 0.8%
Cemex SAB de CV, ADR	195,752	790,838

Netherlands - 3.2%
ABN AMRO Bank NV, CVA (C)	61,171	1,064,709
ING Groep NV	208,924	2,268,331

		3,333,040

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 3.0%
KB Financial Group, Inc.	27,411	$ 1,008,325
Samsung Electronics Co., Ltd.	46,155	2,138,499

		3,146,824

Sweden - 1.4%
Swedbank AB, A Shares	92,567	1,421,249

Switzerland - 3.4%
Novartis AG, ADR	23,876	2,256,521
TE Connectivity, Ltd.	13,886	1,280,011

		3,536,532

United Kingdom - 6.5%
BP PLC, ADR	32,673	1,180,476
Lloyds Banking Group PLC	3,643,613	2,720,081
M&G PLC (B)	190,073	599,784
Prudential PLC	72,444	1,288,081
Reckitt Benckiser Group PLC	12,239	1,013,062

		6,801,484

United States - 43.8%
Aflac, Inc.	23,044	1,188,379
Alnylam Pharmaceuticals, Inc. (B)	9,011	1,034,373
Alphabet, Inc., Class C (B)	2,894	4,150,662
Amazon.com, Inc. (B)	1,624	3,262,161
Becton Dickinson and Co.	5,249	1,444,420
Cerner Corp.	14,630	1,050,873
Comcast Corp., Class A	63,052	2,723,216
Comerica, Inc.	16,448	1,005,960
CVS Health Corp.	22,658	1,536,666
Deere & Co.	9,264	1,469,085
DexCom, Inc. (B)	3,615	870,311
Facebook, Inc., Class A (B)	21,220	4,284,530
Foot Locker, Inc.	21,761	826,265
Illumina, Inc. (B)	3,003	871,080
Ionis Pharmaceuticals, Inc. (B)	8,158	475,775
Lamb Weston Holdings, Inc.	9,417	859,866
Microsoft Corp.	19,913	3,389,790
Neurocrine Biosciences, Inc. (B)	5,448	545,236
Progressive Corp.	25,497	2,057,353
Regeneron Pharmaceuticals, Inc. (B)	2,098	708,998
Reinsurance Group of America, Inc.	9,401	1,354,214
Royal Caribbean Cruises, Ltd.	24,862	2,910,843
Southwest Airlines Co.	52,087	2,863,743
Spirit Aerosystems Holdings, Inc., Class A	12,602	823,163
Visa, Inc., Class A	8,367	1,664,782
Walgreens Boots Alliance, Inc.	9,152	465,379
Wells Fargo & Co.	34,974	1,641,679

		45,478,802

Total Common Stocks (Cost $85,904,871)		102,579,369

EXCHANGE-TRADED FUNDS - 1.0%
United States - 1.0%
iShares Core MSCI EAFE ETF	8,325	528,221
iShares Core S&P 500 ETF	1,673	540,781

Total Exchange-Traded Funds (Cost $1,085,296)		1,069,002

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (D)	533,352	$ 533,352

Total Other Investment Company (Cost $533,352)		533,352

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 0.85% (D), dated 01/31/2020, to be repurchased at $379,983 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $392,235.

	$ 379,956	$ 379,956

Total Repurchase Agreement (Cost $379,956)		379,956

Total Investments (Cost $87,903,475)		104,561,679
Net Other Assets (Liabilities) - (0.6)%		(666,491)

Net Assets - 100.0%		$ 103,895,188

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.5%	$ 13,117,527
Interactive Media & Services	10.1	10,552,635
Insurance	7.9	8,255,985
Wireless Telecommunication Services	4.7	4,931,159
Health Care Equipment & Supplies	4.3	4,441,828
Oil, Gas & Consumable Fuels	3.3	3,463,437
Software	3.2	3,389,790
Internet & Direct Marketing Retail	3.1	3,262,161
Machinery	3.0	3,108,832
Aerospace & Defense	2.8	2,953,865
Electronic Equipment, Instruments & Components	2.8	2,942,381
Construction Materials	2.8	2,911,929
Hotels, Restaurants & Leisure	2.8	2,910,843
Airlines	2.7	2,863,743
Biotechnology	2.6	2,764,382
Media	2.6	2,723,216
Real Estate Management & Development	2.4	2,490,915
Electrical Equipment	2.3	2,405,611
Pharmaceuticals	2.2	2,256,521
Technology Hardware, Storage & Peripherals	2.0	2,138,499
Building Products	1.9	1,964,930
Household Durables	1.8	1,895,017
IT Services	1.6	1,664,782
Health Care Providers & Services	1.5	1,536,666
Electric Utilities	1.1	1,098,714
Health Care Technology	1.0	1,050,873
Auto Components	1.0	1,032,874
Household Products	1.0	1,013,062
Textiles, Apparel & Luxury Goods	0.9	953,149
Life Sciences Tools & Services	0.8	871,080
Road & Rail	0.8	862,905
Food Products	0.8	859,866
Specialty Retail	0.8	826,265
Automobiles	0.8	785,182
Entertainment	0.6	633,959
Diversified Financial Services	0.6	599,784

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Beverages	0.6%	$579,623
U.S. Equity Funds	0.5	540,781
International Equity Funds	0.5	528,221
Food & Staples Retailing	0.4	465,379

Investments	99.1	103,648,371
Short-Term Investments	0.9	913,308

Total Investments	100.0%	$104,561,679

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$57,817,525	$44,761,844	$—	$102,579,369
Exchange-Traded Funds	1,069,002	—	—	1,069,002
Other Investment Company	533,352	—	—	533,352
Repurchase Agreement	—	379,956	—	379,956

Total Investments	$59,419,879	$45,141,800	$—	$104,561,679

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $505,846. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the value of the 144A security is $1,064,709, representing 1.0% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 89.1%
Money Market Funds - 89.1%
BlackRock Liquidity Funds T-Fund, 1.48% (A)	5,775,559	$ 5,775,559
Dreyfus Treasury Obligations Cash Management Fund, 1.45% (A)	24,011,618	24,011,618
UBS Select Treasury Preferred Fund, 1.48% (A)	29,446,047	29,446,047

Total Short-Term Investment Companies (Cost $59,233,224)		59,233,224

Total Investments (Cost $59,233,224)		59,233,224
Net Other Assets (Liabilities) - 10.9%		7,248,821

Net Assets - 100.0%		$ 66,482,045

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	Receive	0.50%	Quarterly	03/10/2022	AUD	6,300,000	$(8,688)	$(10,830)	$2,142
3-Month AUD-BBR-BBSW	Receive	0.50	Quarterly	06/09/2022	AUD	30,000,000	(26,551)	(73,593)	47,042
3-Month AUD-BBR-BBSW	Receive	1.00	Quarterly	03/10/2022	AUD	2,400,000	12,619	4,271	8,348
3-Month AUD-BBR-BBSW	Pay	1.00	Quarterly	06/09/2022	AUD	2,200,000	(12,639)	(6,833)	(5,806)
3-Month CAD-CDOR	Receive	1.50	Semi-Annually/ Quarterly	06/15/2022	CAD	64,300,000	(148,333)	(411,105)	262,772
3-Month CAD-CDOR	Pay	1.50	Semi-Annually/ Quarterly	06/17/2030	CAD	9,700,000	138,002	368,506	(230,504)
3-Month CAD-CDOR	Pay	1.75	Semi-Annually/ Quarterly	03/16/2022	CAD	800,000	(681)	1,178	(1,859)
3-Month CAD-CDOR	Pay	2.00	Semi-Annually/ Quarterly	03/18/2030	CAD	200,000	(4,210)	1,361	(5,571)
3-Month NZD-BKBM	Pay	1.00	Semi-Annually/ Quarterly	03/16/2022	NZD	17,400,000	25,476	(9,185)	34,661
3-Month NZD-BKBM	Pay	1.00	Semi-Annually/ Quarterly	06/15/2022	NZD	36,300,000	49,239	93,023	(43,784)
3-Month NZD-BKBM	Receive	1.50	Semi-Annually/ Quarterly	03/13/2030	NZD	1,600,000	6,179	13,597	(7,418)
3-Month SEK-STIBOR-SIDE	Pay	0.00	Annually/Quarterly	03/16/2022	SEK	1,035,700,000	371,942	(214,873)	586,815
3-Month SEK-STIBOR-SIDE	Pay	0.00	Annually/Quarterly	06/15/2022	SEK	287,700,000	102,189	146,964	(44,775)
3-Month SEK-STIBOR-SIDE	Receive	0.00	Annually/Quarterly	03/20/2030	SEK	153,000,000	(700,725)	(399,313)	(301,412)
3-Month SEK-STIBOR-SIDE	Pay	0.50	Annually/Quarterly	06/15/2022	SEK	50,900,000	(34,627)	(26,077)	(8,550)
3-Month USD-LIBOR	Pay	1.00	Semi-Annually/ Quarterly	06/17/2022	USD	20,700,000	117,860	229,870	(112,010)
3-Month USD-LIBOR	Pay	1.25	Semi-Annually/ Quarterly	06/17/2030	USD	4,000,000	81,683	183,315	(101,632)
3-Month USD-LIBOR	Receive	1.75	Semi-Annually/ Quarterly	03/18/2022	USD	2,100,000	16,531	13,288	3,243
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/ Quarterly	03/18/2030	USD	100,000	(5,010)	(3,108)	(1,902)
6-Month AUD-BBR-BBSW	Pay	1.00	Semi-Annually	03/07/2030	AUD	1,900,000	12,219	37,967	(25,748)
6-Month AUD-BBR-BBSW	Pay	1.50	Semi-Annually	06/13/2030	AUD	7,700,000	(189,267)	(87,569)	(101,698)
6-Month CHF-LIBOR	Pay	0.00	Annually/ Semi-Annually	06/15/2022	CHF	2,600,000	(11,657)	(8,342)	(3,315)
6-Month CHF-LIBOR	Pay	0.00	Annually/ Semi-Annually	06/19/2030	CHF	1,100,000	(44,959)	(37,858)	(7,101)

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month CHF-LIBOR	Receive	1.00%	Annually/ Semi-Annually	03/16/2022	CHF	4,400,000	$(26,979)	$(15,626)	$(11,353)
6-Month CHF-LIBOR	Pay	1.00	Annually/ Semi-Annually	03/20/2030	CHF	1,300,000	15,594	22,739	(7,145)
6-Month EUR-EURIBOR	Pay	0.00	Annually/ Semi-Annually	03/18/2022	EUR	114,900,000	(325,645)	(219,575)	(106,070)
6-Month EUR-EURIBOR	Pay	0.00	Annually/ Semi-Annually	06/17/2022	EUR	50,600,000	137,876	226,007	(88,131)
6-Month EUR-EURIBOR	Receive	0.50	Annually/ Semi-Annually	03/18/2030	EUR	12,100,000	757,849	541,502	216,347
6-Month EUR-EURIBOR	Receive	1.00	Annually/ Semi-Annually	06/17/2030	EUR	5,900,000	(145,014)	(280,914)	135,900
6-Month GBP-LIBOR	Receive	0.50	Semi-Annually	06/17/2022	GBP	58,200,000	(199,117)	(382,523)	183,406
6-Month GBP-LIBOR	Receive	0.75	Semi-Annually	03/18/2022	GBP	74,300,000	184,365	(13,158)	197,523
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	06/17/2030	GBP	5,000,000	(15,836)	98,151	(113,987)
6-Month GBP-LIBOR	Pay	1.00	Semi-Annually	03/18/2030	GBP	12,300,000	(438,009)	(127,519)	(310,490)
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	06/15/2022	JPY	3,107,200,000	(25,229)	(3,728)	(21,501)
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	03/21/2030	JPY	1,317,100,000	39,160	(16,691)	55,851
6-Month JPY-LIBOR	Receive	1.00	Semi-Annually	03/16/2022	JPY	7,594,400,000	47,270	181,084	(133,814)
6-Month NOK-NIBOR	Receive	1.50	Annually/ Semi-Annually	03/16/2022	NOK	140,300,000	(77,394)	(37,610)	(39,784)
6-Month NOK-NIBOR	Pay	1.50	Annually/ Semi-Annually	03/20/2030	NOK	34,600,000	73,965	38,579	35,386

Total							$(250,552)	$(184,628)	$(65,924)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (B)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Canada Government Bond Futures	MLI	Receive	Maturity	03/20/2020	CAD	7,557,844	54,000	$(90,174)	$—	$(90,174)
10-Year Japan Government Bond Futures	MLI	Receive	Maturity	03/13/2020	JPY	760,320,000	5,000,000	(36,731)	—	(36,731)
10-Year U.K. Gilt Futures	MLI	Receive	Maturity	03/27/2020	GBP	1,059,375	8,000	(26,602)	—	(26,602)
10-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	03/20/2020	USD	15,265,555	118,000	(269,883)	—	(269,883)
BIST 30 Index Futures	GSI	Pay	Maturity	02/28/2020	TRY	1,384,886	9,600	(55)	(5)	(50)
BM&F Bovespa Index Futures	GSI	Pay	Maturity	02/12/2020	BRL	5,107,822	45	4,454	—	4,454
Corn Futures	CITI	Receive	Maturity	02/21/2020	USD	479,667	125,000	3,104	—	3,104
FTSE JSE Top 40 Index Futures	MLI	Receive	Maturity	03/19/2020	ZAR	762,722	70	1,148	—	1,148
German Euro Bund Futures	MLI	Pay	Maturity	03/06/2020	EUR	15,245,873	88,000	174,838	—	174,838
Heating Oil Futures	CITI	Pay	Maturity	02/27/2020	USD	80,320	42,000	(11,928)	—	(11,928)
HSCEI China Index Futures	GSI	Pay	Maturity	02/27/2020	HKD	4,303,670	400	(26,224)	—	(26,224)
KOSPI 200 Index Futures	MLI	Pay	Maturity	03/12/2020	KRW	2,892,310,950	10,500,000	85,383	—	85,383
KOSPI 200 Index Futures	GSI	Pay	Maturity	03/12/2020	KRW	1,171,518,825	4,000,000	(25,942)	—	(25,942)
MSCI Brazil Index Futures	GSI	Receive	Monthly	03/18/2020	BRL	428,506	331	(2,297)	—	(2,297)
MSCI Israel Index Futures	GSI	Pay	Monthly	03/18/2020	USD	12,006	84	134	—	134
MSCI Italy Index Futures	MLI	Pay	Monthly	03/18/2020	EUR	667,864	5,786	(13,910)	—	(13,910)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (B)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Mexico Index Futures	GSI	Receive	Monthly	03/18/2020	MXN	1,393,872	1,456	$614	$—	$614
MSCI South Africa Index Futures	GSI	Receive	Monthly	03/18/2020	ZAR	8,730,804	8,697	22,787	—	22,787
MSCI Spain Index Futures	MLI	Pay	Monthly	03/18/2020	EUR	370,482	1,812	(4,964)	—	(4,964)
MSCI Switzerland Index Futures	MLI	Receive	Monthly	03/18/2020	CHF	207,788	63	4,142	—	4,142
MSCI Thailand Index Futures	GSI	Receive	Monthly	03/18/2020	USD	207,996	151	13,603	—	13,603
Natural Gas Futures	CITI	Receive	Maturity	02/26/2020	USD	1,104,360	510,000	165,450	—	165,450
SGX CNX Nifty Index Futures	GSI	Receive	Maturity	02/27/2020	USD	267,408	22	3,694	—	3,694
Soybean Futures	CITI	Receive	Maturity	02/21/2020	USD	182,412	20,000	7,912	—	7,912
Soybean Meal Futures	MLI	Receive	Maturity	02/21/2020	USD	120,130	400	3,730	—	3,730
Soybean Meal Futures	CITI	Receive	Maturity	02/21/2020	USD	390,807	1,300	12,507	—	12,507
Soybean Oil Futures	CITI	Receive	Maturity	02/21/2020	USD	458,759	1,440,000	27,623	—	27,623
Swiss Market Index Futures	MLI	Receive	Maturity	03/20/2020	CHF	6,093,473	570	83,028	—	83,028
TAIEX Futures	GSI	Pay	Maturity	02/19/2020	TWD	4,832,604	400	(245)	—	(245)
Wheat Futures	CITI	Receive	Maturity	02/21/2020	USD	205,139	40,000	(16,361)	—	(16,361)
WIG 20 Index Futures	GSI	Receive	Maturity	03/20/2020	PLN	299,041	140	2,530	—	2,530

Total								$91,365	$(5)	$91,370

Value
OTC Swap Agreements, at value (Assets)	$616,681
OTC Swap Agreements, at value (Liabilities)	$(525,316)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	6	03/31/2020	$273,175	$257,142	$—	$(16,033)
3-Month Aluminum	5	02/04/2020	224,393	213,188	—	(11,205)
3-Month Aluminum	4	02/06/2020	180,792	169,925	—	(10,867)
3-Month Aluminum	6	02/13/2020	265,068	255,231	—	(9,837)
3-Month Aluminum	18	02/18/2020	783,953	766,426	—	(17,527)
3-Month Aluminum	9	02/20/2020	391,526	383,348	—	(8,178)
3-Month Aluminum	7	03/30/2020	318,852	299,946	—	(18,906)
3-Month Aluminum	8	04/06/2020	364,939	343,214	—	(21,725)
3-Month Aluminum	8	04/07/2020	365,466	343,274	—	(22,192)
3-Month Aluminum	8	04/08/2020	360,769	343,332	—	(17,437)
3-Month Aluminum	8	04/09/2020	360,936	343,392	—	(17,544)
3-Month Aluminum	12	04/15/2020	541,523	515,625	—	(25,898)
3-Month Aluminum	5	04/22/2020	227,583	214,961	—	(12,622)
3-Month Aluminum	5	04/29/2020	218,376	215,214	—	(3,162)
3-Month Copper	2	02/13/2020	291,506	277,816	—	(13,690)
3-Month Copper	1	02/18/2020	146,303	138,917	—	(7,386)
3-Month Copper	3	02/27/2020	446,652	416,692	—	(29,960)
3-Month Copper	8	03/04/2020	1,170,961	1,111,550	—	(59,411)
3-Month Copper	1	03/11/2020	152,828	138,998	—	(13,830)
3-Month Copper	2	03/12/2020	305,771	278,011	—	(27,760)
3-Month Copper	3	03/30/2020	466,652	416,914	—	(49,738)
3-Month Copper	1	03/31/2020	155,078	138,978	—	(16,100)
3-Month Copper	1	04/06/2020	152,584	139,017	—	(13,567)
3-Month Copper	1	04/07/2020	154,000	139,023	—	(14,977)
3-Month Copper	2	04/22/2020	306,519	278,162	—	(28,357)
3-Month Copper	2	04/29/2020	285,097	278,341	—	(6,756)
3-Month Nickel	1	02/06/2020	97,614	76,641	—	(20,973)
3-Month Nickel	1	02/27/2020	86,553	76,750	—	(9,803)
3-Month Nickel	2	03/04/2020	158,688	153,586	—	(5,102)
3-Month Nickel	1	03/11/2020	80,622	76,843	—	(3,779)
3-Month Nickel	1	04/15/2020	84,621	77,034	—	(7,587)
3-Month Nickel	2	04/22/2020	164,506	154,115	—	(10,391)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Zinc	1	02/06/2020	$61,913	$55,300	$—	$(6,613)
3-Month Zinc	3	02/07/2020	186,092	165,872	—	(20,220)
3-Month Zinc	1	02/20/2020	58,632	55,188	—	(3,444)
3-Month Zinc	2	02/27/2020	114,680	110,303	—	(4,377)
3-Month Zinc	2	03/04/2020	111,380	110,273	—	(1,107)
3-Month Zinc	5	03/11/2020	278,765	275,654	—	(3,111)
10-Year Australia Treasury Bond	12	03/16/2020	1,168,778	1,187,946	19,168	—
Aluminum	67	03/16/2020	3,022,981	2,865,925	—	(157,056)
Brent Crude Oil	5	02/28/2020	320,548	283,100	—	(37,448)
Copper	10	03/16/2020	1,479,651	1,390,062	—	(89,589)
EURO STOXX 50® Index	326	03/20/2020	13,520,175	13,156,810	—	(363,365)
FTSE 100 Index	17	03/20/2020	1,677,913	1,620,220	—	(57,693)
FTSE MIB Index	61	03/20/2020	7,982,152	7,854,061	—	(128,091)
HSCEI Index	8	02/27/2020	555,252	527,902	—	(27,350)
IBEX 35 Index	16	02/21/2020	1,683,564	1,663,982	—	(19,582)
KOSPI 200 Index	11	03/12/2020	674,817	657,937	—	(16,880)
MSCI Taiwan Index	15	02/26/2020	691,069	660,900	—	(30,169)
New York Harbor ULSD	1	02/28/2020	80,340	68,393	—	(11,947)
Nickel	3	03/16/2020	248,322	230,625	—	(17,697)
RBOB Gasoline	3	02/28/2020	210,631	189,517	—	(21,114)
S&P 500® E-Mini Index	31	03/20/2020	5,060,405	4,997,200	—	(63,205)
S&P/ASX 200 Index	60	03/19/2020	6,890,305	6,982,512	92,207	—
S&P/TSX 60 Index	4	03/19/2020	620,205	623,545	3,340	—
SGX CNX Nifty Index	4	02/27/2020	97,156	95,896	—	(1,260)
Silver	1	03/27/2020	85,965	90,060	4,095	—
U.K. Gilt	55	03/27/2020	9,791,160	9,800,354	9,194	—
WTI Crude	10	02/20/2020	591,744	515,600	—	(76,144)
Zinc	8	03/16/2020	456,504	441,000	—	(15,504)

Total					$128,004	$(1,725,266)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	(6)	03/31/2020	$(273,699)	$(257,142)	$16,557	$—
3-Month Aluminum	(5)	02/04/2020	(223,674)	(213,187)	10,487	—
3-Month Aluminum	(4)	02/06/2020	(181,138)	(169,925)	11,213	—
3-Month Aluminum	(6)	02/13/2020	(265,047)	(255,231)	9,816	—
3-Month Aluminum	(18)	02/18/2020	(784,206)	(766,427)	17,779	—
3-Month Aluminum	(9)	02/20/2020	(391,366)	(383,348)	8,018	—
3-Month Aluminum	(7)	03/30/2020	(318,413)	(299,947)	18,466	—
3-Month Aluminum	(8)	04/06/2020	(364,233)	(343,214)	21,019	—
3-Month Aluminum	(8)	04/07/2020	(365,775)	(343,274)	22,501	—
3-Month Aluminum	(8)	04/08/2020	(359,591)	(343,332)	16,259	—
3-Month Aluminum	(8)	04/09/2020	(359,026)	(343,392)	15,634	—
3-Month Aluminum	(12)	04/15/2020	(541,545)	(515,625)	25,920	—
3-Month Aluminum	(5)	04/22/2020	(227,906)	(214,961)	12,945	—
3-Month Aluminum	(5)	04/29/2020	(218,573)	(215,214)	3,359	—
3-Month Copper	(2)	02/13/2020	(291,903)	(277,816)	14,087	—
3-Month Copper	(1)	02/18/2020	(145,990)	(138,917)	7,073	—
3-Month Copper	(3)	02/27/2020	(446,754)	(416,693)	30,061	—
3-Month Copper	(8)	03/04/2020	(1,171,644)	(1,111,550)	60,094	—
3-Month Copper	(1)	03/11/2020	(152,943)	(138,997)	13,946	—
3-Month Copper	(2)	03/12/2020	(306,369)	(278,010)	28,359	—
3-Month Copper	(3)	03/30/2020	(466,637)	(416,914)	49,723	—
3-Month Copper	(1)	03/31/2020	(154,665)	(138,978)	15,687	—
3-Month Copper	(1)	04/06/2020	(153,040)	(139,017)	14,023	—
3-Month Copper	(1)	04/07/2020	(153,861)	(139,023)	14,838	—
3-Month Copper	(2)	04/22/2020	(306,489)	(278,162)	28,327	—
3-Month Copper	(2)	04/29/2020	(286,285)	(278,341)	7,944	—
3-Month Nickel	(1)	02/06/2020	(98,037)	(76,641)	21,396	—
3-Month Nickel	(1)	02/27/2020	(86,521)	(76,750)	9,771	—
3-Month Nickel	(2)	03/04/2020	(159,095)	(153,586)	5,509	—
3-Month Nickel	(1)	03/11/2020	(81,906)	(76,843)	5,063	—
3-Month Nickel	(1)	04/15/2020	(83,394)	(77,034)	6,360	—
3-Month Nickel	(2)	04/22/2020	(165,360)	(154,115)	11,245	—

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Zinc	(1)	02/06/2020	$(61,672)	$(55,300)	$6,372	$—
3-Month Zinc	(3)	02/07/2020	(186,741)	(165,872)	20,869	—
3-Month Zinc	(1)	02/20/2020	(58,345)	(55,187)	3,158	—
3-Month Zinc	(2)	02/27/2020	(114,757)	(110,303)	4,454	—
3-Month Zinc	(2)	03/04/2020	(112,149)	(110,272)	1,877	—
3-Month Zinc	(5)	03/11/2020	(278,405)	(275,654)	2,751	—
10-Year Canada Government Bond	(130)	03/20/2020	(13,746,275)	(13,965,619)	—	(219,344)
10-Year Japan Government Bond	(9)	03/13/2020	(12,629,976)	(12,696,599)	—	(66,623)
10-Year Japan Government Bond Mini	(11)	03/12/2020	(1,544,679)	(1,552,213)	—	(7,534)
10-Year U.S. Treasury Note	(24)	03/20/2020	(3,115,930)	(3,159,750)	—	(43,820)
Aluminum	(48)	03/16/2020	(2,111,531)	(2,053,200)	58,331	—
Amsterdam Index	(30)	02/21/2020	(4,042,867)	(3,911,729)	131,138	—
CAC 40 Index	(24)	02/21/2020	(1,596,221)	(1,544,862)	51,359	—
Copper	(17)	03/16/2020	(2,557,889)	(2,363,106)	194,783	—
Copper	(4)	03/27/2020	(280,370)	(251,700)	28,670	—
DAX® Index	(7)	03/20/2020	(2,580,825)	(2,521,923)	58,902	—
FTSE Bursa Malaysia KLCI	(28)	02/28/2020	(529,595)	(523,890)	5,705	—
FTSE JSE Top 40 Index	(1)	03/19/2020	(33,687)	(33,419)	268	—
German Euro Bund	(6)	03/06/2020	(1,157,755)	(1,164,768)	—	(7,013)
Gold 100 oz	(2)	04/28/2020	(315,970)	(317,580)	—	(1,610)
Hang Seng Index	(35)	02/27/2020	(6,220,089)	(5,910,920)	309,169	—
Mexican Bolsa Index	(5)	03/20/2020	(119,584)	(117,552)	2,032	—
MSCI Singapore Index	(84)	02/27/2020	(2,254,527)	(2,242,196)	12,331	—
Natural Gas	(40)	02/26/2020	(866,776)	(736,400)	130,376	—
Nickel	(5)	03/16/2020	(404,533)	(384,375)	20,158	—
OMX Stockholm 30 Index	(14)	02/21/2020	(259,737)	(259,876)	—	(139)
SET 50 Index	(115)	03/30/2020	(786,331)	(747,629)	38,702	—
Soybean	(11)	03/13/2020	(500,994)	(479,875)	21,119	—
Soybean Oil	(2)	03/13/2020	(38,044)	(35,928)	2,116	—
TOPIX Index	(10)	03/12/2020	(1,587,317)	(1,549,536)	37,781	—
Wheat	(23)	03/13/2020	(593,084)	(636,813)	—	(43,729)
Zinc	(9)	03/16/2020	(504,069)	(496,125)	7,944	—

Total					$1,703,844	$(389,812)

Total Futures Contracts					$1,831,848	$(2,115,078)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/18/2020	USD	7,182,618	AUD	10,427,000	$196,571	$—
CITI	03/18/2020	USD	4,850,003	BRL	20,146,000	157,924	—
CITI	03/18/2020	USD	15,472,025	CAD	20,405,000	74,627	(20,663)
CITI	03/18/2020	USD	5,383,525	CHF	5,307,000	—	(145,014)
CITI	03/18/2020	USD	4,071,148	CLP	3,189,000,000	89,265	(348)
CITI	03/18/2020	USD	2,526,473	CNH	17,724,750	9,627	(11,174)
CITI	03/18/2020	USD	39,956	COP	140,000,000	—	(859)
CITI	03/18/2020	USD	1,981,683	EUR	1,787,000	2,638	(8,768)
CITI	03/18/2020	USD	13,137,437	GBP	10,106,000	—	(224,934)
CITI	03/18/2020	USD	1,196,575	ILS	4,141,000	212	(6,211)
CITI	03/18/2020	USD	1,111,303	INR	80,191,000	642	(7,257)
CITI	03/18/2020	USD	3,538,047	JPY	382,428,000	3,194	(3,857)
CITI	03/18/2020	USD	5,302,355	KRW	6,233,317,000	67,592	(64)
CITI	03/18/2020	USD	2,798,821	MXN	54,891,000	250	(85,735)
CITI	03/18/2020	USD	5,113,262	NOK	46,669,000	38,575	(152)
CITI	03/18/2020	USD	1,480,390	PHP	75,500,000	277	(2,694)
CITI	03/18/2020	USD	431,284	PLN	1,685,000	—	(3,719)
CITI	03/18/2020	USD	1,008,855	SEK	9,640,000	5,185	—
CITI	03/18/2020	USD	1,014,261	SGD	1,380,000	2,848	—
CITI	03/18/2020	USD	10,521	THB	325,000	94	(12)
CITI	03/18/2020	KRW	3,208,001,000	USD	2,752,076	—	(57,953)
CITI	03/18/2020	MXN	60,917,166	USD	3,166,300	44,556	(9,899)
CITI	03/18/2020	BRL	13,525,982	USD	3,265,182	—	(114,929)
CITI	03/18/2020	ZAR	23,734,000	USD	1,624,687	—	(53,449)
CITI	03/18/2020	INR	87,691,000	USD	1,219,361	4,483	(1,371)
CITI	03/18/2020	TWD	50,200,000	USD	1,667,532	2,920	(5,857)

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/18/2020	CZK	4,600,000	USD	199,422	$2,835	$—
CITI	03/18/2020	PHP	95,000,000	USD	1,860,554	5,229	(3)
CITI	03/18/2020	RUB	83,800,000	USD	1,310,283	7,935	(14,896)
CITI	03/18/2020	GBP	4,950,000	USD	6,443,250	101,874	(128)
CITI	03/18/2020	NZD	10,597,000	USD	6,864,580	25,061	(35,460)
CITI	03/18/2020	EUR	8,761,000	USD	9,798,888	4,590	(57,966)
CITI	03/18/2020	IDR	8,500,000,000	USD	598,008	21,878	(59)
CITI	03/18/2020	CAD	16,595,000	USD	12,505,748	35,704	(2,236)
CITI	03/18/2020	AUD	4,106,000	USD	2,802,201	—	(51,198)
CITI	03/18/2020	HUF	278,000,000	USD	919,009	849	(4,286)
CITI	03/18/2020	PLN	4,465,000	USD	1,154,908	2,998	(5,212)
CITI	03/18/2020	CLP	490,000,000	USD	622,601	238	(10,958)
CITI	03/18/2020	COP	4,180,000,000	USD	1,217,905	13,352	(12,633)
CITI	03/18/2020	CNH	13,176,750	USD	1,893,749	418	(14,813)
CITI	03/18/2020	SGD	660,000	USD	485,975	—	(2,255)
CITI	03/18/2020	CHF	3,867,000	USD	4,010,193	18,234	—
CITI	03/18/2020	THB	6,438,000	USD	211,854	2	(5,098)
CITI	03/18/2020	JPY	275,706,000	USD	2,537,800	13,383	—
CITI	03/18/2020	SEK	3,327,000	USD	348,350	—	(1,959)
CITI	03/18/2020	USD	2,058,582	ZAR	30,085,000	66,896	—

Total						$1,022,956	$(984,079)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$59,233,224	$—	$—	$59,233,224

Total Investments	$59,233,224	$—	$—	$59,233,224

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$2,190,018	$—	$2,190,018
Over-the-Counter Total Return Swap Agreements	—	616,681	—	616,681
Futures Contracts (D)	1,831,848	—	—	1,831,848
Forward Foreign Currency Contracts (D)	—	1,022,956	—	1,022,956

Total Other Financial Instruments	$1,831,848	$3,829,655	$—	$5,661,503

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(2,440,570)	$—	$(2,440,570)
Over-the-Counter Total Return Swap Agreements	—	(525,316)	—	(525,316)
Futures Contracts (D)	(2,115,078)	—	—	(2,115,078)
Forward Foreign Currency Contracts (D)	—	(984,079)	—	(984,079)

Total Other Financial Instruments	$(2,115,078)	$(3,949,965)	$—	$(6,065,043)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at January 31, 2020.
(B)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS (continued):

CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank, N.A.
CSS	Credit Suisse Securities (USA) LLC
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 4.5%
Centuria Capital Group (A)	69,850	$ 113,934
Centuria Captial Group (B) (C)	19,463	31,747
Centuria Industrial, REIT	28,588	69,613
Centuria Metropolitan, REIT	35,073	70,346
Charter Hall Group, REIT	3,896	33,242
Charter Hall Long Wale, REIT	4,674	17,698
Dexus, REIT	5,605	47,296
Goodman Group, REIT	28,109	278,277
LendLease Group	22,759	273,341

		935,494

Belgium - 0.7%
Aedifica SA, REIT	1,080	146,128

Canada - 1.7%
Allied Properties, REIT	4,926	205,541
Canadian Apartment Properties, REIT	2,871	122,789
RioCan, REIT	1,289	26,454

		354,784

Cayman Islands - 1.3%
ESR Cayman, Ltd. (C) (D)	108,800	268,967

France - 0.4%
Unibail-Rodamco-Westfield, REIT	670	91,100

Germany - 4.4%
Godewind Immobilien AG (C) (D)	18,403	108,172
LEG Immobilien AG	1,953	240,884
TLG Immobilien AG (C)	6,635	222,228
Vonovia SE	6,011	343,084

		914,368

Hong Kong - 6.7%
CK Asset Holdings, Ltd.	69,000	440,838
Kerry Properties, Ltd.	13,000	36,261
Link, REIT	42,600	430,793
New World Development Co., Ltd.	107,000	133,657
Sun Hung Kai Properties, Ltd.	6,000	83,582
Swire Properties, Ltd.	59,800	185,643
Wheelock & Co., Ltd.	12,000	73,046

		1,383,820

Japan - 13.9%
Daito Trust Construction Co., Ltd.	1,600	188,475
Daiwa House Industry Co., Ltd.	14,000	440,754
Hankyu Hanshin, Inc., REIT	14	22,484
Heiwa Real Estate, Inc., REIT	18	24,237
Hulic, Inc., REIT	192	355,145
Ichigo Office Investment, REIT	139	150,198
Japan Real Estate Investment Corp., REIT	31	226,372
Kenedix Office Investment Corp., REIT	31	249,010
MCUBS MidCity Investment Corp., REIT	111	130,276
Mitsubishi Estate Logistics Investment Corp., REIT	33	121,060
Nippon Building Fund, Inc., REIT	29	234,920
Nippon Prologis, Inc., REIT	34	97,741

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Realty & Development Co., Ltd.	11,000	$ 404,971
Tokyu Fudosan Holdings Corp.	36,200	255,186

		2,900,829

Luxembourg - 1.1%
Aroundtown SA	24,462	231,577

Netherlands - 0.0% (E)
InterXion Holding NV (C)	80	6,962

New Zealand - 0.3%
Goodman Property Trust, REIT	33,438	50,002

Norway - 0.6%
Entra ASA (D)	7,686	131,169

Singapore - 2.2%
AIMS APAC, REIT	103,400	110,337
Cromwell European, REIT	86,400	52,223
Lendlease Global Commercial, REIT (C)	449,994	303,382

		465,942

Spain - 2.6%
Aedas Homes SA (C) (D)	5,456	123,547
Cellnex Telecom SA (D)	3,297	163,977
Inmobiliaria Colonial Socimi SA, REIT	18,571	248,844

		536,368

Sweden - 2.2%
Castellum AB	10,325	253,757
Kungsleden AB	18,918	201,621

		455,378

United Kingdom - 4.7%
Assura PLC, REIT	128,104	131,608
Derwent London PLC, REIT	4,611	249,828
Grainger PLC	45,464	177,513
Great Portland Estates PLC, REIT	13,882	170,700
Segro PLC, REIT	21,139	253,835

		983,484

United States - 51.9%
Alexandria Real Estate Equities, Inc., REIT	2,605	425,136
American Homes 4 Rent, Class A, REIT	14,666	400,822
Boston Properties, Inc., REIT	3,053	437,648
CareTrust, Inc., REIT	13,174	292,199
Cousins Properties, Inc., REIT	8,337	341,233
CyrusOne, Inc., REIT	4,280	260,438
EPR Properties, REIT	4,109	293,259
Equinix, Inc., REIT	1,276	752,496
Equity Residential, REIT	7,356	611,137
Extra Space Storage, Inc., REIT	3,748	414,829
Federal Realty Investment Trust, REIT	1,881	235,163
Healthcare Trust of America, Inc., Class A, REIT	12,095	387,403
Healthpeak Properties, Inc., REIT	17,358	624,714
Hilton Worldwide Holdings, Inc.	642	69,208
Host Hotels & Resorts, Inc., REIT	25,136	410,722
Hudson Pacific Properties, Inc., REIT	5,205	189,150
Mid-America Apartment Communities, Inc., REIT	2,902	398,183
Plymouth Industrial, Inc., REIT	2,901	53,436
Prologis, Inc., REIT	8,626	801,183
Regency Centers Corp., REIT	5,184	321,615
Rexford Industrial Realty, Inc., REIT	8,795	423,831

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Simon Property Group, Inc., REIT	4,028	$ 536,328
Spirit Realty Capital, Inc., REIT	8,182	431,846
STAG Industrial, Inc., REIT	7,981	257,307
Sun Communities, Inc., REIT	2,666	432,345
UDR, Inc., REIT	9,093	435,646
Ventas, Inc., REIT	329	19,036
VEREIT, Inc.	19,884	194,068
VICI Properties, Inc., REIT	13,619	364,989

		10,815,370

Total Common Stocks (Cost $17,806,288)		20,671,742

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (F)	116,370	116,370

Total Other Investment Company (Cost $116,370)		116,370

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.85% (F), dated 01/31/2020, to be repurchased at $262,028 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $269,980.

$ 262,010	$ 262,010

Total Repurchase Agreement (Cost $262,010)	262,010

Total Investments (Cost $18,184,668)	21,050,122
Net Other Assets (Liabilities) - (1.1)%	(220,800)

Net Assets - 100.0%	$ 20,829,322

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount	Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Long (G)	GSI	Receive	02/20/2020	USD 46,421	0.2%	$48,774	$2,353

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/15/2020	USD	211,786	AUD	306,000	$6,655	$—
BNP	04/15/2020	USD	765	CAD	1,000	10	—
BNP	04/15/2020	USD	233,929	NOK	2,078,000	7,944	—
BNP	04/15/2020	USD	50,632	SEK	477,000	907	—
BNP	04/15/2020	NOK	49,000	USD	5,503	—	(174)
BNP	04/15/2020	HKD	7,000	USD	900	—	—
BNP	04/15/2020	AUD	42,000	USD	28,190	—	(35)
BNP	04/15/2020	GBP	5,000	USD	6,584	32	—
BOA	04/15/2020	USD	29,083	JPY	3,188,000	—	(462)
BOA	04/15/2020	ZAR	120,000	USD	8,224	—	(308)
BOA	04/15/2020	AUD	21,000	USD	14,242	—	(164)
BOA	04/15/2020	EUR	4,000	USD	4,419	38	—
CITI	04/15/2020	GBP	1,000	USD	1,309	15	—
CITI	04/15/2020	EUR	10,000	USD	11,074	68	—
GSI	04/15/2020	USD	24,614	JPY	2,685,000	—	(270)
GSI	04/15/2020	SGD	46,000	USD	34,152	—	(433)
GSI	04/15/2020	AUD	70,000	USD	47,080	—	(155)
GSI	04/15/2020	NOK	70,000	USD	7,592	21	—
HSBC	04/15/2020	USD	762	CAD	1,000	6	—
HSBC	04/15/2020	USD	540,354	HKD	4,201,000	11	—
HSBC	04/15/2020	SGD	442,000	USD	328,479	—	(4,483)
HSBC	04/15/2020	CHF	210,000	USD	217,753	1,423	—
HSBC	04/15/2020	NOK	1,074,000	USD	119,768	—	(2,970)
HSBC	04/15/2020	AUD	211,000	USD	145,056	—	(3,610)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	04/15/2020	HKD	288,000	USD	37,045	$3	$(5)
HSBC	04/15/2020	GBP	10,000	USD	13,039	194	—
HSBC	04/15/2020	JPY	3,972,000	USD	36,621	189	—
JPM	04/15/2020	USD	34,566	EUR	31,000	25	—
JPM	04/15/2020	USD	31,969	NOK	285,000	975	—
JPM	04/15/2020	NOK	50,000	USD	5,561	—	(124)
JPM	04/15/2020	AUD	141,000	USD	96,685	—	(2,164)
SSB	04/15/2020	USD	47,873	AUD	70,000	948	—
SSB	04/15/2020	USD	1,517	CAD	2,000	6	—
SSB	04/15/2020	USD	145,979	EUR	131,000	452	(437)
SSB	04/15/2020	USD	100,451	GBP	77,000	—	(1,434)
SSB	04/15/2020	USD	172,222	JPY	18,726,000	—	(1,323)
SSB	04/15/2020	USD	42,766	SEK	410,000	26	—
SSB	04/15/2020	USD	27,193	SGD	37,000	71	—
SSB	04/15/2020	GBP	7,000	USD	9,172	91	—
SSB	04/15/2020	EUR	11,000	USD	12,245	27	(15)
SSB	04/15/2020	HKD	9,000	USD	1,157	—	—
SSB	04/15/2020	NOK	195,000	USD	21,705	—	(498)
UBS	04/15/2020	USD	15,324	CAD	20,000	212	—
UBS	04/15/2020	JPY	36,660,000	USD	335,281	4,470	—
UBS	04/15/2020	NZD	28,000	USD	18,598	—	(481)
UBS	04/16/2020	ILS	478,000	USD	138,632	375	—

Total						$25,194	$(19,545)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Equity Real Estate Investment Trusts	73.5%		$ 15,467,641
Real Estate Management & Development	22.9		4,818,273
Diversified Telecommunication Services	0.8		163,977
Capital Markets	0.7		145,681
Hotels, Restaurants & Leisure	0.3		69,208
IT Services	0.0	(E)	6,962

Investments	98.2		20,671,742
Short-Term Investments	1.8		378,380

Total Investments	100.0%		$ 21,050,122

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,177,116	$9,494,626	$—	$20,671,742
Other Investment Company	116,370	—	—	116,370
Repurchase Agreement	—	262,010	—	262,010

Total Investments	$11,293,486	$9,756,636	$—	$21,050,122

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD	$—	$2,353	$—	$2,353
Forward Foreign Currency Contracts (I)	—	25,194	—	25,194

Total Other Financial Instruments	$—	$27,547	$—	$27,547

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(19,545)	$—	$(19,545)

Total Other Financial Instruments	$—	$(19,545)	$—	$(19,545)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $110,473. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the value of the security is $31,747, representing 0.2% of the Fund’s net assets.
(C)	Non-income producing securities.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $795,832, representing 3.8% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at January 31, 2020.
(G)	The Fund receives or pays the total return on a fund of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmark used in determining the variable rate of interest is the Federal Funds Rate.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 41.0%
American Express Credit Account Master Trust
Series 2017-7, Class B,
2.54%, 05/15/2025	$ 1,000,000	$ 1,016,868
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class C,
2.97%, 03/20/2023	605,000	612,739
Series 2018-1, Class D,
3.82%, 03/18/2024	3,000,000	3,125,923
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,157,589
Capital Auto Receivables Asset Trust
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	725,694
Series 2018-2, Class C,
3.69%, 12/20/2023 (A)	1,750,000	1,781,174
Capital One Multi-Asset Execution Trust
Series 2019-A1, Class A1,
2.84%, 12/15/2024	2,850,000	2,926,370
CarMax Auto Owner Trust
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,531,160
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	961,981
CCG Receivables Trust
Series 2018-1, Class B,
3.09%, 06/16/2025 (A)	2,600,000	2,626,023
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	811,200	810,010
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	194,771	199,453
CNH Equipment Trust
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,155,398
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,748,687
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,745,313
Dell Equipment Finance Trust
Series 2017-1, Class D,
3.44%, 04/24/2023 (A)	495,000	495,289
Series 2017-2, Class C,
2.73%, 10/24/2022 (A)	1,150,000	1,154,597
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,255,682
Series 2019-1, Class C,
3.14%, 03/22/2024 (A)	1,045,000	1,068,913
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (A)	1,000,000	1,011,959
Series 2019-2, Class B,
2.27%, 09/15/2024 (A)	625,000	629,286
Ford Credit Auto Lease Trust
Series 2018-A, Class B,
3.17%, 09/15/2021	1,250,000	1,258,684
Ford Credit Auto Owner Trust
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	2,027,086
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,149,244

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class B,
2.34%, 09/15/2022	$ 1,570,000	$ 1,573,005
GM Financial Automobile Leasing Trust
Series 2018-3, Class B,
3.48%, 07/20/2022	1,100,000	1,115,186
Series 2019-2, Class B,
2.89%, 03/20/2023	1,000,000	1,015,184
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,154,402
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,032,120
Series 2019-1, Class C,
3.52%, 09/16/2024	2,790,000	2,887,607
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	758,928	786,605
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,840,000	1,853,710
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	1,011,798
Invitation Homes Trust
Series 2018-SFR2, Class D,
1-Month LIBOR + 1.45%, 3.13% (B), 06/17/2037 (A)	3,000,000	2,999,995
Series 2018-SFR4, Class D,
1-Month LIBOR + 1.65%, 3.32% (B), 01/17/2038 (A)	2,400,000	2,411,610
Master Credit Card Trust II
Series 2018-1A, Class C,
3.74%, 07/21/2024 (A)	675,000	695,049
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	1,511,363	1,518,481
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	495,023	496,549
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	281,874	281,649
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	623,467	629,650
Progress Residential Trust
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A)	2,000,000	2,061,721
Series 2019-SFR3, Class D,
2.87%, 09/17/2036 (A)	1,000,000	1,003,498
Santander Drive Auto Receivables Trust
Series 2016-3, Class D,
2.80%, 08/15/2022	1,755,000	1,768,599
Series 2017-3, Class D,
3.20%, 11/15/2023	2,000,000	2,031,755
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	264,175	267,348
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class B,
3.08%, 09/20/2032 (A)	583,469	584,731
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	553,810	570,762
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	652,036

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust
Series 2018-A, Class B,
3.38%, 04/20/2023	$ 1,500,000	$ 1,544,702
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	743,298
Series 2019-B, Class C,
2.60%, 12/20/2023	1,535,000	1,553,966
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,500,000	2,529,292
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	681,261
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	1,023,981	1,025,294
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,531,337
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	644,509
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class B,
3.43%, 03/15/2024	1,700,000	1,730,697
World Omni Select Auto Trust
Series 2018-1A, Class C,
3.86%, 01/15/2025 (A)	1,500,000	1,539,121

Total Asset-Backed Securities (Cost $79,379,065)		81,101,649

CORPORATE DEBT SECURITIES - 35.8%
Airlines - 2.8%
America West Airlines Pass-Through Trust
7.10%, 10/02/2022	948,123	972,275
American Airlines Pass-Through Trust
4.95%, 07/15/2024	1,401,292	1,470,071
Southwest Airlines Co.
2.65%, 11/05/2020	830,000	834,644
United Airlines Pass-Through Trust
4.63%, 03/03/2024	2,180,661	2,262,696

		5,539,686

Banks - 12.3%
Banco del Estado de Chile
2.67%, 01/08/2021 (A)	1,150,000	1,153,155
Bank of America Corp.
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	2,450,000	2,508,582
Bank of Nova Scotia
2.70%, 03/07/2022	1,270,000	1,300,753
Barclays Bank PLC
5.14%, 10/14/2020	1,505,000	1,537,754
Barclays PLC
3-Month LIBOR + 2.11%, 4.01% (B), 08/10/2021	635,000	649,849
Citigroup, Inc.
4.05%, 07/30/2022	3,425,000	3,598,768
HSBC Bank USA NA
4.88%, 08/24/2020	2,252,000	2,290,112
HSBC USA, Inc.
5.00%, 09/27/2020	265,000	270,403
Huntington National Bank
3.25%, 05/14/2021	3,000,000	3,056,265
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	640,000	641,678
2.70%, 05/18/2023	725,000	745,191

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Manufacturers & Traders Trust Co.
1-Month LIBOR + 1.22%, 2.87% (B), 12/28/2020	$ 1,760,000	$ 1,760,989
Toronto-Dominion Bank
1.90%, 12/01/2022, MTN (C)	2,445,000	2,458,442
Wells Fargo & Co.
3.07%, 01/24/2023	2,415,000	2,468,933

		24,440,874

Biotechnology - 1.9%
AbbVie, Inc.
2.50%, 05/14/2020	2,700,000	2,703,307
2.90%, 11/06/2022	930,000	954,892

		3,658,199

Capital Markets - 3.4%
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.78%, 2.56% (B), 10/31/2022	3,500,000	3,529,805
Morgan Stanley
4.88%, 11/01/2022	3,000,000	3,234,783

		6,764,588

Consumer Finance - 1.8%
Capital One Financial Corp.
3.50%, 06/15/2023	965,000	1,013,846
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	1,351,000	1,369,971
General Motors Financial Co., Inc.
4.15%, 06/19/2023	1,115,000	1,176,820

		3,560,637

Electric Utilities - 2.7%
Edison International
2.95%, 03/15/2023	1,440,000	1,475,244
Georgia Power Co.
2.40%, 04/01/2021	1,095,000	1,102,068
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/2021	1,400,000	1,414,511
Southern California Edison Co.
3.40%, 06/01/2023	1,250,000	1,313,140

		5,304,963

Equity Real Estate Investment Trusts - 1.3%
SL Green Operating Partnership, LP
3-Month LIBOR + 0.98%, 2.88% (B), 08/16/2021	2,650,000	2,650,662

Food Products - 1.7%
Campbell Soup Co.
3-Month LIBOR + 0.63%, 2.52% (B), 03/15/2021	3,300,000	3,313,596

Health Care Providers & Services - 0.4%
Cigna Corp.
3.75%, 07/15/2023	690,000	729,586

Household Durables - 1.2%
Panasonic Corp.
2.54%, 07/19/2022 (A)	2,400,000	2,435,318

Independent Power & Renewable Electricity Producers - 0.5%
Exelon Generation Co. LLC
4.25%, 06/15/2022	1,000,000	1,049,067

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.4%
Allstate Corp.
3-Month LIBOR + 0.43%, 2.39% (B), 03/29/2021	$ 800,000	$ 802,519

Media - 0.5%
Interpublic Group of Cos., Inc.
4.00%, 03/15/2022	1,025,000	1,064,152

Oil, Gas & Consumable Fuels - 2.6%
MPLX, LP
6.25%, 10/15/2022 (A)	2,628,000	2,678,117
Occidental Petroleum Corp.
2.70%, 08/15/2022	1,000,000	1,015,502
3-Month LIBOR + 1.45%, 3.36% (B), 08/15/2022	1,477,000	1,485,259

		5,178,878

Road & Rail - 1.2%
Union Pacific Corp.
3.75%, 03/15/2024	2,250,000	2,410,436

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 2.62% (B), 10/05/2021	1,285,000	1,285,181

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
5.00%, 03/30/2020	734,000	737,509

Total Corporate Debt Securities (Cost $69,781,989)		70,925,851

MORTGAGE-BACKED SECURITIES - 10.3%
Benchmark Mortgage Trust, Interest Only STRIPS
Series 2019-B12, Class XA,
1.21% (B), 08/15/2052	35,873,197	2,687,225
BX Commercial Mortgage Trust
Series 2018-BIOA, Class C,
1-Month LIBOR + 1.12%, 2.80% (B), 03/15/2037 (A)	2,200,000	2,198,650
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month LIBOR + 1.65%, 3.33% (B), 11/15/2036 (A)	2,210,000	2,207,339
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class D,
1-Month LIBOR + 1.60%, 3.28% (B), 07/15/2032 (A)	1,735,732	1,736,823
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month LIBOR + 2.05%, 3.73% (B), 06/15/2034 (A)	2,700,000	2,696,750
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2019-GC41, Class XA,
1.19% (B), 08/10/2056	13,229,860	1,045,316

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B,
1-Month LIBOR + 1.23%, 2.91% (B), 05/15/2036 (A)	$ 1,800,000	$ 1,801,695
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class D,
4.20% (B), 02/10/2029 (A)	2,000,000	2,020,593
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA,
1.64% (B), 10/15/2052	19,963,034	2,273,408
Wells Fargo Commercial Mortgage Trust, Interest Only STRIPS
Series 2019-C54, Class XA,
0.97% (B), 12/15/2052	23,995,054	1,666,416

Total Mortgage-Backed Securities (Cost $20,304,998)		20,334,215

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.5%
Federal Home Loan Mortgage Corp.
3.00%, 09/01/2030	1,192,269	1,238,721
4.50%, 09/01/2026	372,374	389,534
1-Year CMT + 2.04%, 4.56% (B), 06/01/2033	595,509	624,490
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.01% (B), 09/25/2029	28,988,245	2,124,343
1.44% (B), 07/25/2026	28,597,043	2,034,311
Federal National Mortgage Association
0.12% (B), 10/25/2021	21,569,915	39,564
0.13% (B), 11/25/2022	53,477,360	88,045
0.29% (B), 01/25/2022	19,321,940	105,189
2.50%, 09/01/2028 - 06/01/2032	7,591,200	7,759,531
Government National Mortgage Association
0.70% (B), 09/16/2059	14,437,542	895,193
4.29% (B), 12/20/2061	17,398	18,636
4.38% (B), 02/20/2063	134,899	137,126
4.39% (B), 09/20/2063	26,577	27,305
4.63% (B), 06/20/2063	65,010	66,032
4.74% (B), 05/20/2062	143,266	146,460
5.26% (B), 04/20/2061	20,401	21,446
5.27% (B), 11/20/2060	20,357	21,046
5.75%, 12/15/2022	102,708	107,336
Seasoned Loans Structured Transaction
Series 2018-1, Class A1,
3.50%, 06/25/2028	920,842	963,160

Total U.S. Government Agency Obligations (Cost $16,987,653)		16,807,468

U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury - 3.9%
U.S. Treasury Note
1.50%, 05/15/2020	3,322,200	3,320,902
2.75%, 09/15/2021	4,355,000	4,448,735

Total U.S. Government Obligations (Cost $7,764,364)		7,769,637

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (D)
Securities Lending Collateral - 0.0% (D)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (E)	4,120	$ 4,120

Total Other Investment Company (Cost $4,120)		4,120

Total Investments (Cost $194,222,189)		196,942,940
Net Other Assets (Liabilities) - 0.5%		1,008,227

Net Assets - 100.0%		$ 197,951,167

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$81,101,649	$—	$81,101,649
Corporate Debt Securities	—	70,925,851	—	70,925,851
Mortgage-Backed Securities	—	20,334,215	—	20,334,215
U.S. Government Agency Obligations	—	16,807,468	—	16,807,468
U.S. Government Obligations	—	7,769,637	—	7,769,637
Other Investment Company	4,120	—	—	4,120

Total Investments	$4,120	$196,938,820	$—	$196,942,940

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $52,070,528, representing 26.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the security is on loan. The value of the security on loan is $4,034. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at January 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 91.3%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 6,720,000	$ 6,632,170
7.88%, 04/15/2027 (A)	4,472,000	4,236,996
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	3,674,000	3,775,508
Triumph Group, Inc.
5.25%, 06/01/2022	5,182,000	5,091,315
7.75%, 08/15/2025 (B)	2,962,000	2,893,504

		22,629,493

Airlines - 0.9%
American Airlines Group, Inc.
5.00%, 06/01/2022 (A)	879,000	913,061
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	3,186,839	3,232,465
5.63%, 07/15/2022 (A)	1,609,918	1,639,893
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	491,430	500,713
6.90%, 10/19/2023	1,294,353	1,363,566
United Airlines Holdings, Inc.
4.25%, 10/01/2022	615,000	636,710
4.88%, 01/15/2025	5,718,000	6,032,490
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,152,993	1,196,368

		15,515,266

Auto Components - 0.9%
Dana, Inc.
5.38%, 11/15/2027	5,058,000	5,216,063
5.50%, 12/15/2024	700,000	718,032
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	2,686,000	2,766,580
5.00%, 05/31/2026 (B)	1,404,000	1,458,475
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	2,244,000	2,406,919
8.50%, 05/15/2027 (A)	2,958,000	3,179,850

		15,745,919

Banks - 3.6%
Barclays PLC
Fixed until 06/20/2029, 5.09% (C), 06/20/2030	1,675,000	1,924,342
Fixed until 09/15/2023 (D), 7.75% (C)	5,537,000	6,063,015
Fixed until 06/15/2024 (D), 8.00% (C)	1,512,000	1,706,458
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (B) (C)	3,950,000	4,196,875
Fixed until 03/30/2021 (D), 7.63% (A) (C)	2,298,000	2,418,645
CIT Group, Inc.
4.75%, 02/16/2024	666,000	709,290
5.00%, 08/15/2022C	3,080,000	3,272,500
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	5,398,000	5,646,902
Fixed until 03/27/2020 (C), 5.88% (D)	7,028,000	7,061,805
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	6,247,000	6,923,272
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	2,250,000	2,293,200
3-Month LIBOR + 3.47%, 5.24% (C), 04/30/2020 (D)	1,907,000	1,918,461

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	$ 2,622,000	$ 2,938,344
Fixed until 09/27/2025 (D), 7.50% (C)	709,000	810,919
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021 (D), 8.63% (C)	2,860,000	3,088,800
Societe Generale SA
Fixed until 09/13/2021 (D), 7.38% (A) (C)	5,338,000	5,683,902
UniCredit SpA
6.57%, 01/14/2022 (A)	6,270,000	6,746,611

		63,403,341

Beverages - 0.4%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	7,360,000	7,636,000

Building Products - 2.6%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	10,127,000	8,810,490
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	2,078,000	2,155,302
6.75%, 06/01/2027 (A)	4,287,000	4,695,122
Cornerstone Building Brands, Inc.
8.00%, 04/15/2026 (A) (B)	14,209,000	14,901,689
Griffon Corp.
5.25%, 03/01/2022	11,224,000	11,211,429
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	3,404,000	3,701,850

		45,475,882

Capital Markets - 1.1%
Credit Suisse Group AG
Fixed until 12/18/2024 (A), 6.25% (C) (D)	1,350,000	1,488,299
Fixed until 08/21/2026 (A), 6.38% (C) (D)	3,782,000	4,193,293
Fixed until 09/12/2025 (A), 7.25% (C) (D)	2,450,000	2,777,688
Fixed until 07/17/2023 (A), 7.50% (C) (D)	1,875,000	2,065,969
Fixed until 12/11/2023 (A), 7.50% (C) (D)	6,403,000	7,258,735
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (B), 03/02/2020 (C) (D)	1,048,000	942,215
Goldman Sachs Group, Inc.
3-Month LIBOR + 3.88%, 5.78% (C), 02/24/2020 (D)	1,533,000	1,534,916

		20,261,115

Chemicals - 1.9%
Eagle Intermediate Global Holding BV / Ruyi Finance LLC
7.50%, 05/01/2025 (A)	3,304,000	2,676,240
Hexion, Inc.
7.88%, 07/15/2027 (A)	4,176,000	4,301,280
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	8,059,000	8,179,885
5.25%, 06/01/2027 (A)	5,869,000	5,971,707
OCI NV
6.63%, 04/15/2023 (A)	3,059,000	3,175,242
Olin Corp.
5.13%, 09/15/2027	4,042,000	4,212,492
5.63%, 08/01/2029 (B)	4,736,000	4,996,480

		33,513,326

Commercial Services & Supplies - 2.6%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	2,730,000	2,798,250
4.25%, 11/01/2029 (A)	787,000	818,480
5.25%, 08/01/2026 (A)	3,642,000	3,878,730

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	$ 1,713,000	$ 1,734,413
5.75%, 07/15/2027 (A)	7,688,000	7,995,520
6.38%, 04/01/2024 (A)	2,858,000	2,950,885
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp.
12.25%, 11/15/2026 (A)	3,565,000	3,689,782
Garda World Security Corp.
4.63%, 02/15/2027 (A)	1,853,000	1,834,192
8.75%, 05/15/2025 (A)	6,008,000	6,278,360
GW B-CR Security Corp.
9.50%, 11/01/2027 (A)	2,287,000	2,441,372
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	8,500,000	8,879,950
Stericycle, Inc.
5.38%, 07/15/2024 (A)	3,060,000	3,203,116

		46,503,050

Communications Equipment - 1.0%
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	779,000	706,943
6.00%, 06/15/2025 (A)	11,797,000	11,295,627
CommScope, Inc.
5.50%, 03/01/2024 (A)	1,255,000	1,289,513
6.00%, 03/01/2026 (A)	1,685,000	1,767,147
8.25%, 03/01/2027 (A)	1,679,000	1,725,172
Nokia OYJ
3.38%, 06/12/2022	1,764,000	1,790,460

		18,574,862

Construction & Engineering - 1.9%
Abengoa Abenewco 2 SAU
PIK Rate 1.50%, Cash Rate 0.00%, 04/26/2024 (A) (E) (F)	3,878,400	2
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	1,786,000	1,819,488
6.75%, 08/01/2025 (A)	2,725,000	2,806,750
9.88%, 04/01/2027 (A)	8,550,000	9,832,500
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	4,429,000	4,434,536
William Lyon Homes, Inc.
5.88%, 01/31/2025 1/17/2017 - 10/18/2018 (G)	6,942,000	7,150,260
6.00%, 09/01/2023 3/6/2018 - 11/22/2019 (G)	2,425,000	2,528,062
6.63%, 07/15/2027 6/24/2019 - 7/23/2019 (A) (G)	3,890,000	4,201,200
7.00%, 08/15/2022 2/7/2018 - 5/9/2018	603,000	604,508

		33,377,306

Construction Materials - 0.6%
Norbord, Inc.
6.25%, 04/15/2023 (A)	9,160,000	9,915,700

Consumer Finance - 2.3%
Ally Financial, Inc.
3.88%, 05/21/2024	2,474,000	2,609,031
5.75%, 11/20/2025	2,727,000	3,099,808
7.50%, 09/15/2020	4,646,000	4,768,771
8.00%, 03/15/2020	1,425,000	1,433,906

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Altice Financing SA
5.00%, 01/15/2028 (A)	$ 1,771,000	$ 1,738,254
7.50%, 05/15/2026 (A)	6,692,000	7,151,740
Navient Corp.
5.00%, 10/26/2020 - 03/15/2027	6,234,000	6,304,446
5.88%, 10/25/2024	4,730,000	4,989,772
6.50%, 06/15/2022	3,408,000	3,621,000
6.63%, 07/26/2021	1,020,000	1,074,927
Springleaf Finance Corp.
7.13%, 03/15/2026	2,705,000	3,103,582
8.25%, 12/15/2020	1,251,000	1,306,357

		41,201,594

Containers & Packaging - 4.0%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 6.50%, 06/30/2027 (A) (E)	6,612,000	6,826,229
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	3,857,000	4,030,565
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	1,657,000	1,710,852
5.38%, 01/15/2028 (A)	1,983,000	2,051,810
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	7,514,000	7,787,134
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,815,519
7.88%, 07/15/2026 (A)	3,391,000	3,441,865
Greif, Inc.
6.50%, 03/01/2027 (A) (B)	6,041,000	6,505,372
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	4,091,000	4,215,653
7.25%, 04/15/2025 (A)	2,707,000	2,693,465
OI European Group BV
4.00%, 03/15/2023 (A)	2,545,000	2,583,175
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	3,860,000	4,130,200
6.38%, 08/15/2025 (A)	820,000	914,300
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,314,517
5.75%, 10/15/2020	2,175,647	2,180,651
7.00%, 07/15/2024 (A)	13,051,000	13,475,157
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	2,039,000	2,148,596
8.50%, 08/15/2027 (A)	1,785,000	1,963,500

		71,788,560

Diversified Financial Services - 2.9%
Avation Capital SA
6.50%, 05/15/2021 (A)	3,305,000	3,412,413
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,600,528
5.00%, 08/01/2024 (A)	3,964,000	4,147,335
5.25%, 11/15/2021 (A)	1,514,000	1,574,560
5.75%, 11/15/2023 (A)	1,520,000	1,596,000
Dana Financing Sarl
5.75%, 04/15/2025 (A)	11,357,000	11,839,672
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.90% (C), 12/21/2065 (A)	8,362,000	6,647,790

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.15% (C), 12/21/2065 (A)	$ 3,974,000	$ 3,278,828
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	3,531,000	3,523,973
5.25%, 03/15/2022 (A)	8,290,000	8,517,975
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	5,405,000	5,688,762

		51,827,836

Diversified Telecommunication Services - 3.8%
CenturyLink, Inc.
5.13%, 12/15/2026 (A)	3,532,000	3,637,960
5.80%, 03/15/2022	3,843,000	4,050,637
6.45%, 06/15/2021	1,564,000	1,641,418
6.75%, 12/01/2023	2,368,000	2,625,520
7.50%, 04/01/2024	4,698,000	5,300,894
Frontier Communications Corp.
7.63%, 04/15/2024	6,057,000	2,786,220
8.50%, 04/01/2026 (A)	1,542,000	1,580,550
8.75%, 04/15/2022	2,766,000	1,279,275
9.00%, 08/15/2031	5,484,000	2,550,060
11.00%, 09/15/2025	2,696,000	1,235,105
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	355,847
6.63%, 08/01/2026 (B)	5,291,000	5,853,169
7.63%, 06/15/2021	6,342,000	6,781,501
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	1,247,000	1,276,093
8.50%, 10/15/2024 (A)	5,205,000	4,372,200
9.50%, 09/30/2022 (A)	3,965,000	4,500,275
Level 3 Financing, Inc.
5.38%, 01/15/2024	2,314,000	2,341,953
Sprint Capital Corp.
8.75%, 03/15/2032	3,669,000	4,063,417
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	6,439,000	6,593,665
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,300,000	1,339,000
6.00%, 10/15/2024 (A) (B)	3,105,000	3,198,461

		67,363,220

Electric Utilities - 0.4%
Elwood Energy LLC
8.16%, 07/05/2026	3,631,776	3,994,954
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	2,213,000	2,307,539
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	1,343,000	1,383,290

		7,685,783

Energy Equipment & Services - 1.3%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	6,647,000	6,248,180
7.50%, 04/01/2025 (A)	1,431,000	1,420,869
Genesis Energy, LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	2,786,000	2,660,296
6.50%, 10/01/2025	2,935,000	2,861,625
KCA Deutag Finance PLC
9.63%, 04/01/2023 (A)	5,055,000	3,513,225

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Noble Holding International, Ltd.
6.05%, 03/01/2041	$ 2,288,000	$ 755,040
8.95%, 04/01/2045	2,283,000	936,030
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (A)	2,065,000	2,070,162
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027	3,012,000	3,139,709

		23,605,136

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028	3,886,000	4,158,020
4.88%, 06/15/2030 (A)	4,450,000	4,641,906
5.38%, 11/15/2029 (A)	1,123,000	1,222,318

		10,022,244

Equity Real Estate Investment Trusts - 2.7%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	7,893,000	4,735,800
5.95%, 12/15/2026	872,000	436,310
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	2,690,000	2,824,500
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	1,000,000	1,046,250
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	9,677,000	10,112,465
6.00%, 08/15/2023	2,000,000	2,042,500
iStar, Inc.
4.25%, 08/01/2025	5,841,000	5,870,205
5.25%, 09/15/2022	1,438,000	1,467,660
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027	2,539,000	2,824,638
SBA Communications Corp.
3.88%, 02/15/2027 (A) (H)	1,307,000	1,324,971
4.00%, 10/01/2022	4,165,000	4,237,887
4.88%, 07/15/2022	6,750,000	6,835,725
Service Properties Trust
4.35%, 10/01/2024	2,078,000	2,188,661
4.75%, 10/01/2026	2,278,000	2,414,085

		48,361,657

Food & Staples Retailing - 1.7%
Albertsons Cos., Inc. / Safeway, Inc.
4.63%, 01/15/2027 (A)	2,862,000	2,901,725
5.75%, 03/15/2025	10,759,000	11,135,780
6.63%, 06/15/2024	5,014,000	5,214,560
7.50%, 03/15/2026 (A)	1,383,000	1,531,672
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC
4.88%, 02/15/2030 (A) (H)	1,023,000	1,050,089
Rite Aid Corp.
6.13%, 04/01/2023 (A) (G)	9,524,000	8,690,650

		30,524,476

Food Products - 1.7%
B&G Foods, Inc.
5.25%, 09/15/2027 (B)	7,259,000	7,240,852
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	1,794,000	1,857,687
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	10,937,000	11,600,876

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	$ 4,143,000	$ 4,277,648
5.50%, 12/15/2029 (A)	2,562,000	2,712,261
5.63%, 01/15/2028 (A)	2,756,000	2,914,470

		30,603,794

Health Care Equipment & Supplies - 0.0% (I)
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.25%, 02/01/2028 (A)	798,000	812,069

Health Care Providers & Services - 5.2%
Centene Corp.
4.25%, 12/15/2027 (A)	1,425,000	1,485,563
4.63%, 12/15/2029 (A)	1,024,000	1,100,698
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 11/22/2016 - 3/31/2017 (G)	1,445,000	1,446,156
6.25%, 03/31/2023	3,037,000	3,097,740
6.63%, 02/15/2025 (A) (H)	2,069,000	2,090,062
8.00%, 03/15/2026 (A)	10,485,000	10,927,467
8.13%, 06/30/2024 (A)	1,120,000	1,006,309
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	3,669,000	3,751,552
DaVita, Inc.
5.00%, 05/01/2025	5,056,000	5,178,001
Encompass Health Corp.
4.50%, 02/01/2028	1,697,000	1,747,978
4.75%, 02/01/2030	1,189,000	1,236,560
5.75%, 11/01/2024 - 09/15/2025	9,749,000	10,054,484
HCA Healthcare, Inc.
6.25%, 02/15/2021	3,888,000	4,021,253
HCA, Inc.
5.88%, 02/15/2026 - 02/01/2029	13,928,000	16,063,242
7.50%, 02/15/2022 - 11/06/2033	7,461,000	8,263,649
Tenet Healthcare Corp.
4.88%, 01/01/2026 (A)	3,325,000	3,447,609
5.13%, 05/01/2025	4,130,000	4,202,275
5.13%, 11/01/2027 (A)	5,825,000	6,130,812
6.75%, 06/15/2023	2,401,000	2,599,083
8.13%, 04/01/2022	3,564,000	3,893,813

		91,744,306

Hotels, Restaurants & Leisure - 6.8%
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	3,686,000	3,768,935
6.00%, 08/15/2026	1,911,000	2,030,437
6.38%, 04/01/2026	2,760,000	2,934,570
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	4,944,000	5,364,240
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	5,131,000	5,745,817
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	5,222,000	5,522,265
5.13%, 05/01/2026	4,585,000	4,801,412
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	10,717,000	11,528,907
6.50%, 02/15/2025 (A)	2,946,000	3,321,615
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	4,546,000	4,921,045
MGM Resorts International
5.50%, 04/15/2027	4,189,000	4,607,900
5.75%, 06/15/2025	6,384,000	7,117,011
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	2,182,000	2,165,635

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	$ 3,947,000	$ 4,059,332
7.00%, 05/15/2028 (A)	1,957,000	2,065,202
7.25%, 11/15/2029 (A)	1,938,000	2,078,505
8.25%, 03/15/2026 (A)	9,326,000	10,118,710
Station Casinos LLC
4.50%, 02/15/2028 (A) (H)	5,032,000	5,024,251
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	14,353,000	14,712,543
6.25%, 05/15/2025 (A)	5,512,000	5,659,005
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014 (A) (F) (J) (K) (L)	1,025,248	0
Wyndham Destinations, Inc.
4.25%, 03/01/2022	1,780,000	1,822,275
5.40%, 04/01/2024	6,321,000	6,747,667
5.75%, 04/01/2027	4,931,000	5,380,954

		121,498,233

Household Durables - 2.4%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	4,635,000	4,808,812
6.75%, 03/15/2025	1,724,000	1,810,200
7.25%, 10/15/2029 (A)	4,126,000	4,507,655
Century Communities, Inc.
5.88%, 07/15/2025	8,790,000	9,229,500
6.75%, 06/01/2027 5/9/2019 - 1/13/2020 (A) (G)	5,109,000	5,543,265
KB Home
4.80%, 11/15/2029	2,703,000	2,804,363
7.50%, 09/15/2022	4,108,000	4,606,095
7.63%, 05/15/2023	2,525,000	2,845,422
Lennar Corp.
4.75%, 05/30/2025	1,600,000	1,747,104
5.00%, 06/15/2027	3,208,000	3,552,860
Meritage Homes Corp.
5.13%, 06/06/2027	1,570,000	1,687,750

		43,143,026

Independent Power & Renewable Electricity Producers - 1.0%
Calpine Corp.
4.50%, 02/15/2028 (A)	4,359,000	4,337,205
5.13%, 03/15/2028 (A)	2,702,000	2,683,424
5.25%, 06/01/2026 (A)	7,839,000	8,094,551
NRG Energy, Inc.
7.25%, 05/15/2026	2,823,000	3,055,954

		18,171,134

Insurance - 1.5%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.03% (C), 02/12/2067 (A)	10,881,000	10,472,963
Lincoln National Corp.
3-Month LIBOR + 2.36%, 4.26% (C), 05/17/2066	12,169,000	10,952,100
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (A)	6,026,000	6,186,431

		27,611,494

Leisure Products - 0.4%
Mattel, Inc.
3.15%, 03/15/2023 (B)	1,554,000	1,538,460
5.45%, 11/01/2041	1,400,000	1,242,500
5.88%, 12/15/2027 (A)	420,000	441,483
6.75%, 12/31/2025 (A)	2,862,000	3,069,495

		6,291,938

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 1.0%
Colfax Corp.
6.00%, 02/15/2024 (A)	$ 2,885,000	$ 3,037,385
6.38%, 02/15/2026 (A)	845,000	907,319
Meritor, Inc.
6.25%, 02/15/2024	13,126,000	13,454,150

		17,398,854

Media - 7.2%
Adelphia Communications Corp.
9.25%, 10/01/2049 (J) (K)	1,305,000	91
10.25%, 06/15/2049 (J) (K) (M)	840,000	59
10.25%, 11/01/2049 (J) (K)	620,000	43
Altice Luxembourg SA
7.63%, 02/15/2025 (A) (B)	1,450,000	1,507,565
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (A)	7,952,000	8,175,650
5.00%, 02/01/2028 (A)	3,937,000	4,119,086
5.38%, 06/01/2029 (A)	1,590,000	1,701,300
5.50%, 05/01/2026 (A)	4,777,000	4,991,965
5.75%, 01/15/2024	1,005,000	1,026,356
5.75%, 02/15/2026 (A)	13,282,000	13,937,334
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	4,800,000	4,944,000
9.25%, 02/15/2024 2/7/2019 - 2/12/2019 (A)	4,051,000	4,410,526
CSC Holdings LLC
5.38%, 07/15/2023 (A)	750,000	765,975
6.63%, 10/15/2025 (A)	7,331,000	7,739,703
7.50%, 04/01/2028 (A)	1,901,000	2,162,768
7.75%, 07/15/2025 (A)	2,536,000	2,672,361
10.88%, 10/15/2025 (A)	2,107,000	2,333,924
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	4,091,000	4,075,053
6.63%, 08/15/2027 (A) (B)	609,000	569,415
DISH DBS Corp.
5.00%, 03/15/2023	5,072,000	5,148,181
5.88%, 07/15/2022	975,000	1,023,750
6.75%, 06/01/2021	3,254,000	3,412,632
7.75%, 07/01/2026 (B)	7,985,000	8,384,250
Gray Television, Inc.
7.00%, 05/15/2027 (A)	1,327,000	1,444,838
iHeartCommunications, Inc.
8.38%, 05/01/2027	2,589,000	2,815,512
Lamar Media Corp.
3.75%, 02/15/2028 (A) (H)	395,000	397,639
4.00%, 02/15/2030 (A) (H)	395,000	397,962
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	3,185,000	3,368,265
Scripps Escrow, Inc.
5.88%, 07/15/2027 (A)	1,563,000	1,641,150
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A)	4,238,000	4,333,355
5.63%, 08/01/2024 (A)	2,037,000	2,095,564
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (A)	2,263,000	2,346,448
5.50%, 07/01/2029 (A)	1,598,000	1,719,688
TEGNA, Inc.
4.63%, 03/15/2028 (A)	2,133,000	2,143,665
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (A)	2,676,000	2,756,280
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	12,431,000	12,431,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	$ 3,225,000	$ 3,386,959
Ziggo BV
5.50%, 01/15/2027 (A)	3,752,000	3,977,120

		128,357,432

Metals & Mining - 3.5%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (A)	5,195,000	5,630,341
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	3,126,000	3,139,036
5.75%, 03/01/2025	710,000	688,700
5.88%, 06/01/2027 (A)	2,624,000	2,420,640
Constellium SE
5.75%, 05/15/2024 (A) (B)	5,213,000	5,343,325
5.88%, 02/15/2026 (A)	1,790,000	1,848,175
6.63%, 03/01/2025 (A)	7,032,000	7,251,750
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A)	2,566,000	2,548,359
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,875,000	1,980,469
5.45%, 03/15/2043	5,050,000	5,151,000
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	3,492,000	3,815,010
New Gold, Inc.
6.25%, 11/15/2022 (A)	3,333,000	3,339,249
6.38%, 05/15/2025 (A)	4,117,000	3,869,980
Novelis Corp.
4.75%, 01/30/2030 (A)	2,671,000	2,682,752
5.88%, 09/30/2026 (A)	4,038,000	4,280,280
Teck Resources, Ltd.
6.00%, 08/15/2040	6,513,000	7,491,248
6.25%, 07/15/2041	643,000	750,075

		62,230,389

Oil, Gas & Consumable Fuels - 10.6%
Antero Resources Corp.
5.00%, 03/01/2025	3,322,000	2,191,856
Callon Petroleum Co.
6.13%, 10/01/2024	7,331,000	7,010,269
6.38%, 07/01/2026 (B)	3,965,000	3,746,925
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023	3,112,000	3,119,780
8.25%, 07/15/2025	4,645,000	4,739,154
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	2,801,000	3,175,494
Cheniere Energy Partners, LP
5.63%, 10/01/2026	3,609,000	3,780,435
Chesapeake Energy Corp.
7.00%, 10/01/2024	2,717,000	1,426,479
7.50%, 10/01/2026	4,652,000	2,372,520
11.50%, 01/01/2025 (A)	3,534,000	2,843,810
Continental Resources, Inc.
5.00%, 09/15/2022	2,335,000	2,347,024
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	6,092,000	6,146,036
DCP Midstream Operating, LP
5.38%, 07/15/2025	851,000	928,756
DCP Midstream, LP
Fixed until 12/15/2022 (D), 7.38% (C)	3,349,000	3,164,805
Denbury Resources, Inc.
7.75%, 02/15/2024 (A)	1,903,000	1,527,157
9.00%, 05/15/2021 (A)	5,762,000	5,416,280
eG Global Finance PLC
6.75%, 02/07/2025 (A)	5,186,000	5,250,825
8.50%, 10/30/2025 (A)	2,947,000	3,123,820

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A) (L)	$ 3,079,000	$ 2,062,930
8.00%, 11/29/2024 (A) (L)	1,526,000	791,613
Gulfport Energy Corp.
6.00%, 10/15/2024	2,007,000	1,106,258
6.38%, 05/15/2025 - 01/15/2026	6,340,000	3,141,052
Hess Midstream Operations, LP
5.13%, 06/15/2028 (A)	3,543,000	3,657,191
HighPoint Operating Corp.
8.75%, 06/15/2025	4,089,000	3,756,769
Kinder Morgan, Inc.
8.05%, 10/15/2030, MTN	2,486,000	3,304,095
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	625,889
10.50%, 05/15/2027 (A)	2,410,000	1,928,000
NuStar Logistics, LP
4.80%, 09/01/2020	7,306,000	7,360,795
5.63%, 04/28/2027	4,581,000	4,718,430
6.00%, 06/01/2026	531,000	558,718
6.75%, 02/01/2021	2,632,000	2,708,854
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A) (B)	5,149,000	3,929,331
6.88%, 03/15/2022	6,285,000	6,033,600
Parkland Fuel Corp.
5.88%, 07/15/2027 (A)	2,935,000	3,110,219
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,822,450
5.38%, 01/15/2025 (A)	3,704,000	3,810,934
5.63%, 10/15/2027 (A)	2,618,000	2,755,445
PDC Energy, Inc.
6.13%, 09/15/2024	9,005,000	9,027,512
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	2,389,000	2,221,770
SM Energy Co.
5.63%, 06/01/2025	825,000	746,625
6.13%, 11/15/2022	3,265,000	3,232,350
6.63%, 01/15/2027 (B)	4,965,000	4,493,325
6.75%, 09/15/2026	2,812,000	2,553,451
Southwestern Energy Co.
7.50%, 04/01/2026 (B)	4,737,000	3,953,974
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	2,540,000	1,953,692
Summit Midstream Partners, LP
Fixed until 12/15/2022 (D), 9.50% (C)	4,110,000	2,116,650
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	3,140,000	3,194,950
5.13%, 02/01/2025	6,506,000	6,701,180
5.50%, 03/01/2030 (A)	4,392,000	4,529,689
5.88%, 04/15/2026	2,030,000	2,141,650
6.50%, 07/15/2027	1,228,000	1,338,520
6.75%, 03/15/2024	5,238,000	5,407,816
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	811,000	81,100
7.13%, 04/15/2025 (A)	3,098,000	209,115
Whiting Petroleum Corp.
5.75%, 03/15/2021	4,081,000	3,815,735
6.63%, 01/15/2026 (B)	6,484,000	3,643,197
WPX Energy, Inc.
5.25%, 09/15/2024	3,026,000	3,169,735
8.25%, 08/01/2023	4,190,000	4,834,212

		188,860,246

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	$ 1,860,000	$ 1,929,750

Pharmaceuticals - 1.9%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	1,892,000	2,140,325
9.25%, 04/01/2026 (A)	3,917,000	4,470,276
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (A)	598,000	605,475
5.25%, 01/30/2030 (A)	598,000	609,213
5.50%, 11/01/2025 (A)	1,745,000	1,807,523
5.88%, 05/15/2023 (A)	569,000	573,979
6.13%, 04/15/2025 (A)	6,271,000	6,450,476
6.50%, 03/15/2022 (A)	866,000	882,073
7.00%, 01/15/2028 (A)	1,755,000	1,900,911
Endo Dac / Endo Finance LLC
6.00%, 07/15/2023 (A)	8,012,000	6,129,180
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (A)	1,931,000	1,438,595
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	4,574,000	4,654,045
Teva Pharmaceutical Finance III BV
6.75%, 03/01/2028 (B)	2,983,000	3,106,794

		34,768,865

Road & Rail - 2.0%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	3,558,000	3,871,353
5.25%, 05/15/2024 (A)	2,500,000	2,751,000
Hertz Corp.
5.50%, 10/15/2024 (A) (B)	6,240,000	6,330,979
6.00%, 01/15/2028 (A)	8,482,000	8,556,218
6.25%, 10/15/2022	2,029,000	2,049,290
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	971,000	1,038,698
Uber Technologies, Inc.
7.50%, 09/15/2027 (A)	9,657,000	10,185,141
8.00%, 11/01/2026 (A)	1,274,000	1,355,479

		36,138,158

Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	4,620,000	4,826,926
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (A)	1,591,000	1,612,558

		6,439,484

Software - 0.8%
Infor US, Inc.
6.50%, 05/15/2022	7,346,000	7,401,095
PTC, Inc.
3.63%, 02/15/2025 (H)	1,134,000	1,143,923
4.00%, 02/15/2028 (H)	813,000	821,130
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	4,254,000	4,370,985

		13,737,133

Specialty Retail - 1.0%
L Brands, Inc.
5.25%, 02/01/2028	700,000	694,750
6.75%, 07/01/2036	5,377,000	5,335,597
6.88%, 11/01/2035	6,144,000	6,159,360

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Staples, Inc.
7.50%, 04/15/2026 (A)	$ 5,630,000	$ 5,767,372

		17,957,079

Technology Hardware, Storage & Peripherals - 1.9%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (A)	1,739,000	1,756,390
7.13%, 06/15/2024 (A)	8,511,000	8,947,189
8.35%, 07/15/2046 (A)	2,901,000	4,051,413
NCR Corp.
5.75%, 09/01/2027 (A)	1,656,000	1,763,980
6.13%, 09/01/2029 (A)	1,935,000	2,111,375
Seagate HDD Cayman
4.25%, 03/01/2022	1,855,000	1,921,417
4.75%, 01/01/2025	1,044,000	1,123,221
4.88%, 03/01/2024 - 06/01/2027	4,288,000	4,594,881
Western Digital Corp.
4.75%, 02/15/2026 (B)	6,773,000	7,230,178

		33,500,044

Trading Companies & Distributors - 1.3%
United Rentals North America, Inc.
4.63%, 10/15/2025	2,696,000	2,754,975
5.50%, 07/15/2025 - 05/15/2027	15,203,000	15,823,749
6.50%, 12/15/2026	3,657,000	3,972,417

		22,551,141

Wireless Telecommunication Services - 2.1%
Altice France SA
7.38%, 05/01/2026 (A)	8,459,000	9,009,512
Sprint Corp.
7.13%, 06/15/2024	13,138,000	13,569,583
7.25%, 09/15/2021	3,268,000	3,427,315
7.63%, 03/01/2026	1,850,000	1,930,752
T-Mobile USA, Inc.
4.00%, 04/15/2022	1,493,000	1,534,058
4.50%, 02/01/2026	5,104,000	5,249,107
6.50%, 01/15/2024	1,882,000	1,931,402

		36,651,729

Total Corporate Debt Securities (Cost $1,620,647,594)		1,625,328,064

LOAN ASSIGNMENTS - 1.2%
Communications Equipment - 0.3%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 5.93% (C), 12/15/2024	6,292,801	6,159,079

Hotels, Restaurants & Leisure - 0.1%
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 4.50%, 6.15% (C), 12/11/2026	2,175,182	2,185,514

Software - 0.4%
Infor, Inc.
Term Loan B6,
3-Month LIBOR + 2.75%, 4.69% (C), 02/01/2022	6,933,252	6,954,052

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.19% (C), 02/02/2024	$ 6,037,913	$ 5,947,345
Term Loan B,
1-Month LIBOR + 3.00%, 4.69% (C), 02/02/2024	1,045,982	1,030,292

		6,977,637

Total Loan Assignments (Cost $22,317,198)		22,276,282

	Shares	Value
COMMON STOCKS - 0.3%
Chemicals - 0.2%
Hexion Holdings Corp., Class B (N)	273,716	3,558,308

Electric Utilities - 0.1%
Homer City Generation LLC (G) (J) (K) (N)	270,659	1,506,488

Software - 0.0% (I)
ASG WT Corp. (J) (K) (N)	1,265	96,102

Total Common Stocks (Cost $22,546,736)		5,160,898

PREFERRED STOCKS - 1.0%
Banks - 0.9%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.69% (C)	609,300	16,237,845

Building Products - 0.1%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (E) (G) (J) (K)	11,675,323	2,254,505

Total Preferred Stocks (Cost $27,075,409)		18,492,350

WARRANT - 0.0%
Building Products - 0.0%
Associated Materials Group, Inc., (F) (G) (J) (K) (N)
Exercise Price $0,
Expiration Date 11/17/2023	116,602	0

Total Warrant (Cost $16,134)		0

OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (O)	31,288,123	31,288,123

Total Other Investment Company (Cost $31,288,123)		31,288,123

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 8.1%

Fixed Income Clearing Corp., 0.85% (O), dated 01/31/2020, to be repurchased at $143,949,536 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $146,823,065.

$ 143,939,340	$ 143,939,340

Total Repurchase Agreement (Cost $143,939,340)	143,939,340

Total Investments (Cost $1,867,830,534)	1,846,485,057
Net Other Assets (Liabilities) - (3.7)%	(66,661,361)

Net Assets - 100.0%	$ 1,779,823,696

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,625,327,871	$193	$1,625,328,064
Loan Assignments	—	22,276,282	—	22,276,282
Common Stocks	3,558,308	—	1,602,590	5,160,898
Preferred Stocks	16,237,845	—	2,254,505	18,492,350
Warrant	—	—	—	—
Other Investment Company	31,288,123	—	—	31,288,123
Repurchase Agreement	—	143,939,340	—	143,939,340

Total Investments	$51,084,276	$1,791,543,493	$3,857,288	$1,846,485,057

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $907,375,604, representing 51.0% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,635,832. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Rounds to less than $1 or $(1).

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Restricted securities. At January 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value		Value as Percentage of Net Assets
Corporate Debt Securities	William Lyon Homes, Inc. 5.88%, 01/31/2025	1/17/2017 - 10/18/2018	$6,955,324	$7,150,260		0.4%
Corporate Debt Securities	William Lyon Homes, Inc. 6.00%, 09/01/2023	3/6/2018 - 11/22/2019	2,445,188	2,528,062		0.2
Corporate Debt Securities	William Lyon Homes, Inc. 6.63%, 07/15/2027	6/24/2019 - 7/23/2019	3,886,238	4,201,200		0.2
Corporate Debt Securities	Rite Aid Corp. 6.13%, 04/01/2023	3/19/2015 - 1/13/2020	9,024,356	8,690,650		0.5
Corporate Debt Securities	CHS / Community Health Systems, Inc. 5.13%, 08/01/2021	11/22/2016 - 3/31/2017	1,358,934	1,446,156		0.1
Corporate Debt Securities	Century Communities, Inc. 6.75%, 06/01/2027	5/9/2019 - 1/13/2020	5,296,486	5,543,265		0.3
Common Stocks	Homer City Generation LLC	8/21/2017	13,906,767	1,506,488		0.1
Preferred Stocks	Associated Materials Group, Inc., 0.00%	6/30/2017 - 12/31/2018	11,305,953	2,254,505		0.1
Warrant	Associated Materials Group, Inc., 11/17/2023	3/24/2017	16,134	0	(F)	0.0	(I)

Total			$54,195,380	$33,320,586		1.9%

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the total value of securities is $3,857,288, representing 0.2% of the Fund’s net assets.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2020, the total value of such securities is $2,854,543, representing 0.2% of the Fund’s net assets.
(M)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(N)	Non-income producing securities.
(O)	Rates disclosed reflect the yields at January 31, 2020.
(P)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 0.7%
Construction & Engineering - 0.3%
CalAtlantic Group, Inc.
5.88%, 11/15/2024	$ 350,000	$ 369,688

Food & Staples Retailing - 0.4%
Ingles Markets, Inc.
5.75%, 06/15/2023 (A)	453,000	460,737

Total Corporate Debt Securities (Cost $791,182)		830,425

MUNICIPAL GOVERNMENT OBLIGATIONS - 92.0%
Alabama - 0.5%
Alabama Industrial Development Authority, Revenue Bonds,
6.45%, 12/01/2023	175,000	177,191
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	50,000	50,771
Series B,
7.38%, 12/01/2030	345,000	352,635

		580,597

Arizona - 2.0%
Arizona Industrial Development Authority, Revenue Bonds,
Series B,
5.13%, 01/01/2054	50,000	55,558
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (B)	600,000	652,284
Industrial Development Authority of the County of Pima, Revenue Bonds,
6.95%, 07/01/2041	150,000	150,318
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (B)	500,000	529,325
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	126,148
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (B)	750,000	781,492

		2,295,125

Arkansas - 0.0% (C)
Saline County Property Owners Improvement District No. 49, General Obligation Limited,
Series A,
5.75%, 02/01/2036	15,000	15,010

California - 7.3%
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (D), 06/01/2046	260,000	263,554
5.75%, 06/01/2029	15,000	15,163
5.88%, 06/01/2035	180,000	181,859
Series A,
5.88%, 06/01/2043	45,000	45,641

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds
4.00%, 08/15/2020 (B)	$ 250,000	$ 252,505
5.00%, 01/01/2049	780,000	936,289
Series A,
5.50%, 06/01/2038 (B)	700,000	802,711
California Public Finance Authority, Revenue Bonds,
5.00%, 06/15/2049 (B)	250,000	258,260
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048	610,000	682,462
Series A,
5.25%, 12/01/2056 (B)	500,000	569,455
Series B,
6.00%, 12/01/2024	210,000	228,808
California Statewide Financing Authority, Revenue Bonds
6.00%, 05/01/2037	25,000	25,180
Series A,
5.63%, 05/01/2029	20,000	20,150
Cypress School District, General Obligation Unlimited,
Zero Coupon (D), 08/01/2050	100,000	94,847
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2026 - 06/01/2047	2,850,000	3,121,062
Palomar Health, Revenue Bonds,
5.00%, 11/01/2028	45,000	53,799
Santee School District, General Obligation Unlimited,
Series E, AGM,
Zero Coupon, 05/01/2051	150,000	61,634
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	60,000	60,656
Upland Community Facilities District, Special Tax,
Series A,
3.50%, 09/01/2049	600,000	626,976

		8,301,011

Colorado - 10.4%
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.00%, 12/01/2051	290,000	307,510
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047	500,000	531,480
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	937,000	985,368
Colorado Health Facilities Authority, Revenue Bonds
Series A,
4.00%, 08/01/2049	3,000,000	3,333,720
5.00%, 09/15/2053	250,000	284,017
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,097,630

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047	$ 500,000	$ 527,700
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	533,300
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	390,000	426,231
Painted Prairie Metropolitain District No. 2, General Obligation Limited,
5.25%, 12/01/2048	2,000,000	2,101,060
Painted Prairie Public Improvement Authority, Revenue Bonds,
5.00%, 12/01/2049	1,000,000	1,035,280
Park 70 Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2048	250,000	276,535
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	60,000	94,607
Town of Frisco Marina Enterprise Revenue, Revenue Bonds,
5.00%, 12/01/2048	150,000	160,880

		11,695,318

Connecticut - 0.2%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series J,
5.00%, 07/01/2042	205,000	218,688
South Central Connecticut Regional Water Authority, Revenue Bonds,
AGM,
4.50%, 08/01/2038	10,000	10,021

		228,709

Delaware - 0.9%
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2054	835,000	966,838

District of Columbia - 1.0%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	100,000	118,267
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	10,000	11,590
6.75%, 05/15/2040	1,000,000	1,034,150
Series A,
Zero Coupon, 06/15/2046	100,000	19,741

		1,183,748

Florida - 1.8%
County of Lake, Revenue Bonds,
5.00%, 01/15/2054 (B)	825,000	902,261
JEA Electric System Revenue, Revenue Bonds,
3.63%, 10/01/2035	500,000	500,510

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Northern Palm Beach County Improvement District, Special Assessment
4.50%, 08/01/2031	$ 50,000	$ 51,207
5.13%, 08/01/2022	10,000	10,229
Santa Rosa Bay Bridge Authority, Revenue Bonds,
ACA-CBI, NATL-IBC,
Zero Coupon, 07/01/2020	19,271	19,024
Sarasota National Community Development District, Special Assessment,
5.30%, 05/01/2039	25,000	25,024
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (E), 08/01/2047	500,000	511,860

		2,020,115

Georgia - 0.2%
Atlanta Development Authority, Revenue Bonds,
Series A, ACA,
6.25%, 07/01/2036	20,000	20,071
Gainesville & Hall County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 08/15/2054	215,000	252,640

		272,711

Hawaii - 0.3%
State of Hawaii, General Obligation Unlimited,
5.00%, 06/01/2026	30,000	30,096
State of Hawaii Department of Transportation, Revenue Bonds,
5.63%, 11/15/2027	295,000	297,976

		328,072

Idaho - 1.5%
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035	285,000	320,534
6.00%, 07/01/2049 - 07/01/2054 (B)	1,155,000	1,340,995

		1,661,529

Illinois - 14.1%
Chicago Board of Education, General Obligation Unlimited
Series A,
5.50%, 12/01/2039	25,000	26,622
Series A, AGM,
5.00%, 12/01/2035	550,000	670,714
City of Belleville, Revenue Bonds,
Series B,
7.88%, 05/01/2029	270,000	230,931
City of Chicago, General Obligation Unlimited
7.52%, 01/01/2040	205,000	273,782
AMBAC,
5.00%, 01/01/2029	160,000	160,288
Series A,
5.00%, 01/01/2044	1,000,000	1,173,490
6.00%, 01/01/2038	1,195,000	1,475,634

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited (continued)
Series A, AGM,
4.75%, 01/01/2036	$ 70,000	$ 70,120
5.00%, 01/01/2026	65,000	65,118
Series A, NATL,
5.00%, 01/01/2029	30,000	30,054
Series B,
5.43%, 01/01/2042	1,450,000	1,634,686
6.21%, 01/01/2032	250,000	293,310
Series C,
Zero Coupon, 01/01/2024	145,000	132,006
5.00%, 01/01/2026 - 01/01/2038	1,015,000	1,150,577
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	50,000	50,091
Series D,
4.30%, 01/01/2024	30,000	30,045
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2026	40,000	43,976
Cook County Community College District No. 508, General Obligation Unlimited,
5.50%, 12/01/2038	500,000	553,235
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	178,000	190,647
4.20%, 12/01/2027	361,000	417,525
Harvard Special Service Area No. 5, Special Assessment,
4.65%, 02/01/2020	105,000	105,000
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	440,000	476,322
Series A,
5.00%, 07/01/2020 - 11/01/2049	800,000	862,709
Lake County School District No. 38, General Obligation Unlimited,
AMBAC,
Zero Coupon, 02/01/2020	60,000	60,000
Lombard Public Facilities Corp., Revenue Bonds,
Series A-2, ACA-CBI,
5.50%, 01/01/2025 (B)	50,000	50,322
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited,
BAM,
4.50%, 12/01/2042	320,000	344,944
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B,
5.00%, 06/15/2052	45,000	47,568
Series B, AGM,
5.00%, 06/15/2050	185,000	187,760
Series B2,
5.00%, 06/15/2050	15,000	15,221
5.20%, 06/15/2050	25,000	25,386
Northern Illinois University, Revenue Bonds,
AGM,
7.95%, 04/01/2035	175,000	176,435
South Sangamon Water Commission, General Obligation Unlimited,
6.13%, 01/01/2041	35,000	35,067
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	125,000	128,984

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Southern Illinois University, Revenue Bonds
Series A, AGM,
4.50%, 04/01/2027	$ 25,000	$ 25,087
5.25%, 04/01/2020	135,000	135,455
Series A, NATL,
Zero Coupon, 04/01/2026 - 04/01/2027	175,000	148,546
Series B1,
4.00%, 04/01/2035	20,000	20,564
State of Illinois, General Obligation Unlimited
Zero Coupon (D), 06/01/2033	680,000	692,308
4.13%, 03/01/2028	30,000	31,140
6.63%, 02/01/2035	25,000	30,717
6.75%, 03/01/2029	115,000	142,790
7.10%, 07/01/2035	155,000	199,401
7.35%, 07/01/2035	20,000	25,275
Series A,
5.00%, 05/01/2041	535,000	624,703
Village of North Riverside, Revenue Bonds,
AGM,
3.63%, 12/01/2030	565,000	586,690
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	315,000	322,724
Village of Rosemont, General Obligation Unlimited,
Series A, AGC,
6.00%, 12/01/2035	15,000	18,753
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,480,000	1,529,965
Western Illinois University, Certificate of Participation
6.00%, 10/01/2025	15,000	15,006
6.38%, 10/01/2029	30,000	30,005
Western Illinois University, Revenue Bonds,
3.70%, 04/01/2026	10,000	9,768
Will County Community High School District No. 210, General Obligation Unlimited
Series A,
3.25%, 01/01/2030	45,000	45,360
3.38%, 01/01/2033	25,000	25,183
5.00%, 01/01/2027	55,000	59,328

		15,907,337

Indiana - 1.8%
East Chicago Sanitary District, Revenue Bonds,
4.00%, 07/15/2031	1,320,000	1,435,843
Hamilton County Redevelopment Commission, Tax Allocation,
5.00%, 02/01/2025	70,000	70,139
Indiana Finance Authority, Revenue Bonds
5.00%, 10/01/2044	420,000	453,629
6.00%, 12/01/2026	10,000	10,102
Series A,
4.00%, 11/15/2026	15,000	16,094

		1,985,807

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.7%
City of Cedar Rapids, General Obligation Unlimited,
Series A,
5.00%, 06/01/2020	$ 285,000	$ 288,828
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	90,000	91,351
Series C,
5.38%, 06/01/2038	145,000	146,569
5.50%, 06/01/2042	100,000	101,083
5.63%, 06/01/2046	215,000	217,328

		845,159

Kansas - 0.1%
Kansas Rural Water Finance Authority, Revenue Bonds,
4.25%, 03/01/2038	25,000	25,545
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	175,000	135,349

		160,894

Kentucky - 0.3%
County of Ohio, Revenue Bonds,
Series A,
6.00%, 07/15/2031	290,000	293,956
Edmonson County Industrial Building Revenue, Revenue Bonds,
5.00%, 03/01/2027	20,000	20,035
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,048
Kentucky Economic Development Finance Authority, Revenue Bonds
5.00%, 02/01/2030 - 02/01/2040	50,000	50,000

		389,039

Louisiana - 0.4%
Parish of St. Charles, Revenue Bonds,
Fixed until 06/01/2022, 4.00% (E), 12/01/2040	30,000	31,693
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds,
Series A,
4.00%, 07/01/2043	330,000	364,594

		396,287

Maine - 0.7%
Maine State Housing Authority, Revenue Bonds,
Series A,
3.00%, 11/15/2044	750,000	764,572

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts - 0.9%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	$ 500,000	$ 566,495
Massachusetts Housing Finance Agency, Revenue Bonds,
Series A,
4.10%, 12/01/2055	375,000	396,382

		962,877

Michigan - 1.4%
County of Wayne, Revenue Bonds,
9.25%, 12/01/2025	240,000	254,450
Dearborn Brownfield Redevelopment Authority, General Obligation Limited,
Series A, AGC,
5.50%, 05/01/2039	25,000	25,082
Detroit Local Development Finance Authority, Tax Allocation,
Series A, ACA-CBI,
5.50%, 05/01/2021	50,000	50,148
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	555,000	555,810
5.25%, 06/01/2022	15,000	15,021
6.00%, 06/01/2034 - 06/01/2048	690,000	696,680

		1,597,191

Minnesota - 6.8%
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	87,833
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	391,144
City of International Falls, Revenue Bonds,
5.65%, 12/01/2022	65,000	65,814
City of Minneapolis, Revenue Bonds,
Series A,
5.00%, 07/01/2047	200,000	214,816
City of Morris, Revenue Bonds,
2.55%, 08/01/2020	115,000	115,081
City of St. Paul Park, Revenue Bonds
3.25%, 09/01/2026	485,000	506,830
3.50%, 09/01/2027	500,000	527,020
3.70%, 09/01/2028	500,000	528,890
3.80%, 09/01/2029	340,000	360,199
4.00%, 09/01/2032	400,000	424,180
4.10%, 09/01/2033	200,000	212,148
4.13%, 09/01/2034 - 09/01/2035	730,000	772,312
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	214,686
4.50%, 07/01/2028	650,000	674,895
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,864,348
Series B,
5.25%, 04/01/2043	400,000	413,116
Township of Baytown, Revenue Bonds
Series A,
4.00%, 08/01/2041	200,000	206,820
4.25%, 08/01/2046	120,000	125,328

		7,705,460

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi - 0.3%
Harrison County School District, General Obligation Unlimited,
4.00%, 06/01/2020	$ 295,000	$ 297,900
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 06/01/2021	55,000	54,984
Mississippi Home Corp., Revenue Bonds,
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,204

		358,088

Missouri - 0.3%
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (B) (F)	75,000	79,649
Missouri State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2042	250,000	282,943

		362,592

Montana - 0.2%
City of Forsyth, Revenue Bonds,
Series A,
Fixed until 03/01/2031, 3.90% (E)	135,000	143,822
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,030

		168,852

Nevada - 0.2%
City of Reno, Special Assessment,
7.25%, 12/01/2025	40,000	40,055
County of Clark, Special Assessment,
4.00%, 08/01/2022	170,000	177,283

		217,338

New Jersey - 3.1%
City of Atlantic City, General Obligation Unlimited,
Series A, BAM,
5.00%, 03/01/2032	150,000	181,147
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (G)	500,000	450,000
5.13%, 12/01/2045 (G)	30,000	27,000
New Jersey Economic Development Authority, Revenue Bonds
5.75%, 09/15/2027	400,000	440,664
Series A,
5.13%, 09/01/2052 (B)	760,000	838,873
Series B,
6.50%, 04/01/2031 (F)	10,000	11,461
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2030	40,000	47,248
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,320,000	1,511,057

		3,507,450

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 4.8%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	$ 500,000	$ 551,475
New York City Industrial Development Agency, Revenue Bonds
FGIC,
CPI + 0.89%, 2.94% (E), 03/01/2027	20,000	20,469
NATL,
4.75%, 03/01/2046	135,000	136,431
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	15,000	15,012
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2045	290,000	290,036
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	850,000	917,736
Series C,
3.75%, 06/01/2045	1,820,000	1,781,980
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	119,273
New York Transportation Development Corp., Revenue Bonds,
Series A,
5.25%, 01/01/2050	860,000	982,309
Port Authority of New York & New Jersey, Revenue Bonds,
AGM-CR,
6.50%, 12/01/2028	50,000	50,712
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	67,930
Yonkers Economic Development Corp., Revenue Bonds,
5.00%, 10/15/2054	465,000	520,698

		5,454,061

North Dakota - 0.2%
County of Burleigh, Revenue Bonds,
5.00%, 05/01/2037	250,000	263,540

Ohio - 6.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,275,000	1,281,273
5.38%, 06/01/2024	75,000	75,286
5.88%, 06/01/2030 - 06/01/2047	865,000	868,803
6.00%, 06/01/2042	100,000	100,576
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	1,455,000	1,514,844
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (F)	20,000	20,061
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (B) (F)	95,000	95,118

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Franklin Sales Tax Revenue, Revenue Bonds,
5.00%, 06/01/2020	$ 200,000	$ 202,692
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	113,592
County of Montgomery, Revenue Bonds
6.00%, 04/01/2038 (B)	2,000,000	2,249,320
Series A,
5.75%, 11/15/2021	500,000	517,015

		7,038,580

Oregon - 0.8%
Oregon State Facilities Authority, Revenue Bonds,
Series B,
6.75%, 06/15/2022 (B)	160,000	163,763
Warm Springs Reservation Confederated Tribe, Revenue Bonds,
Series B,
5.00%, 11/01/2039 (B)	600,000	713,694

		877,457

Pennsylvania - 1.5%
Blythe Township Solid Waste Authority, Revenue Bonds,
7.75%, 12/01/2037	565,000	685,351
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039	150,000	177,502
Dallas Area Municipal Authority, Revenue Bonds,
5.00%, 05/01/2048	115,000	131,125
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 01/15/2029	60,000	65,068
Pennsylvania Turnpike Commission, Revenue Bonds,
5.00%, 12/01/2040	500,000	608,945
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	13,886

		1,681,877

Puerto Rico - 9.8%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	25,000	25,397
5.50%, 05/15/2039	55,000	56,019
5.63%, 05/15/2043	45,000	45,833
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	106,612
AGM,
5.13%, 07/01/2030	265,000	272,653
5.25%, 07/01/2020	100,000	101,314
AGM-CR,
4.50%, 07/01/2023	45,000	45,135
5.00%, 07/01/2028	30,000	30,788
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	605,000	620,683
5.25%, 07/01/2030	55,000	57,008
5.50%, 07/01/2029	245,000	278,746

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series A, AGM,
4.00%, 07/01/2022	$ 140,000	$ 144,389
4.13%, 07/01/2023 - 07/01/2024	50,000	51,162
5.00%, 07/01/2035	265,000	283,208
5.38%, 07/01/2025	170,000	177,055
Series A-4, AGM,
5.00%, 07/01/2031	170,000	171,921
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	408,580
Series C, AGM,
5.25%, 07/01/2027	100,000	103,208
5.38%, 07/01/2028	30,000	31,163
5.50%, 07/01/2032	145,000	150,796
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	195,000	200,121
5.13%, 07/01/2047	390,000	401,462
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	765,000	767,127
5.00%, 07/01/2027	210,000	215,538
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	320,000	320,038
3.65%, 07/01/2024	205,000	205,037
Series RR, AGC,
5.00%, 07/01/2028	215,000	220,646
Series SS, AGM,
5.00%, 07/01/2030	85,000	87,065
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	271,220
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,659
Series UU, AGC,
4.25%, 07/01/2027	365,000	365,752
5.00%, 07/01/2026	165,000	169,371
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	500,000	510,590
Series V, AGM,
5.25%, 07/01/2027	70,000	78,267
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	56,444
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	86,823
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	333,368
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	85,852
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	594,439
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	175,000	187,631
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	313,079
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,084
5.00%, 07/01/2030	30,000	30,729
Series L, AGC,
4.00%, 07/01/2020	170,000	171,374
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	164,261
Series N, AGC,
5.25%, 07/01/2036	115,000	132,321
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	165,000	185,122

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	$ 140,000	$ 143,161
5.00%, 08/01/2021 - 08/01/2030	990,000	1,013,332
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	61,496
Puerto Rico Public Buildings Authority, Revenue Bonds
Series I, AGC-ICC,
5.00%, 07/01/2036	240,000	244,951
Series K, AGM,
5.25%, 07/01/2027	190,000	193,984
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	66,827

		11,094,841

Rhode Island - 0.5%
Providence Redevelopment Agency, Revenue Bonds,
Series A,
5.00%, 04/01/2020	250,000	251,365
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2035	300,000	340,206

		591,571

South Carolina - 0.3%
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022	350,000	356,692
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
Series A, NATL,
4.38%, 08/01/2037	15,000	15,012

		371,704

Tennessee - 0.1%
Tennessee Housing Development Agency, Revenue Bonds,
3.05%, 07/01/2027	95,000	103,448

Texas - 4.6%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	600,000	679,038
Cameron Education Corp., Revenue Bonds,
Series A, ACA,
5.25%, 08/15/2036	40,000	40,056
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2034	35,000	35,108
City of Houston Airport System Revenue, Revenue Bonds,
5.00%, 07/01/2029	150,000	168,681
Harris County-Houston Sports Authority, Revenue Bonds
NATL,
Zero Coupon, 11/15/2023	30,000	28,362

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2055	$ 1,950,000	$ 2,057,666
Series A,
3.38%, 08/15/2021 (B)	495,000	500,569
Series A1,
5.00%, 07/01/2046	55,000	60,094
Series D,
6.00%, 07/01/2026	105,000	107,690
Newark Higher Education Finance Corp., Revenue Bonds,
5.00%, 06/15/2048	50,000	51,651
Port Beaumont Navigation Disctrict Dock and Wharf Facility Revenue
4.00%, 01/01/2050 (B) (H)	1,000,000	1,027,240
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	473,589
Texas State Student Housing Corp., Revenue Bonds,
6.75%, 07/01/2021	5,000	5,002

		5,234,746

U. S. Virgin Islands - 0.0% (C)
Virgin Islands Public Finance Authority, Revenue Bonds,
NATL,
4.00%, 10/01/2020	5,000	5,041

Utah - 0.4%
Utah Charter School Finance Authority, Revenue Bonds,
5.00%, 04/15/2030 (B)	420,000	421,407

Virginia - 0.7%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.50%, 07/15/2035 (G)	50,000	48,857
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	20,000	20,021
6.00%, 01/01/2027	50,000	50,055
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	375,000	420,555
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B1,
5.00%, 06/01/2047	190,000	191,765
Virginia College Building Authority, Revenue Bonds,
4.25%, 04/01/2020	20,000	20,013

		751,266

Washington - 0.1%
King County Housing Authority, Revenue Bonds,
2.15%, 05/01/2020	65,000	65,173

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	107,541

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 4.5%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (F)	$ 25,000	$ 25,824
5.00%, 06/15/2053	200,000	232,108
Series A,
5.00%, 06/15/2049 (B)	90,000	94,828
Series A, AGM,
5.00%, 07/01/2054 - 07/01/2058	2,145,000	2,498,559
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039	500,000	541,350
Class B,
4.38%, 07/01/2038	850,000	898,543
Class C,
7.00%, 07/01/2043	750,000	750,173

		5,041,385

Total Municipal Government Obligations (Cost $97,692,164)		103,981,364

	Shares	Value
PREFERRED STOCK - 0.4%
Insurance - 0.4%
Enstar Group, Ltd.,
Series D, Fixed until 09/01/2028, 7.00% (E)	16,000	463,680

Total Preferred Stock (Cost $400,000)		463,680

EXCHANGE-TRADED FUND - 0.3%
U.S. Fixed Income Fund - 0.3%
VanEck Vectors High-Yield Municipal Index ETF	5,000	326,500

Total Exchange-Traded Fund (Cost $320,741)		326,500

	Shares	Value
INVESTMENT COMPANIES - 0.7%
U.S. Fixed Income Funds - 0.7%
MFS Multimarket Income Trust (A)	114,783	$ 707,063
Putnam Managed Municipal Income Trust	5,000	40,750

Total Investment Companies (Cost $640,464)		747,813

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (I)	138,300	138,300

Total Other Investment Company (Cost $138,300)		138,300

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corp., 0.85% (I), dated 01/31/2020, to be repurchased at $6,617,766 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $6,750,027.	$ 6,617,297	6,617,297

Total Repurchase Agreement (Cost $6,617,297)		6,617,297

Total Investments (Cost $106,600,148)		113,105,379
Net Other Assets (Liabilities) - (0.1)%		(93,762)

Net Assets - 100.0%		$ 113,011,617

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$830,425	$—	$830,425
Municipal Government Obligations	—	103,981,364	—	103,981,364
Preferred Stock	463,680	—	—	463,680
Exchange-Traded Fund	326,500	—	—	326,500
Investment Companies	747,813	—	—	747,813
Other Investment Company	138,300	—	—	138,300
Repurchase Agreement	—	6,617,297	—	6,617,297

Total Investments	$1,676,293	$111,429,086	$—	$113,105,379

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $134,454. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $12,324,071, representing 10.9% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2020; the maturity dates disclosed are the ultimate maturity dates.
(E)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	Restricted securities. At January 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	$78,020	$79,649	0.1%
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	11,461	0.0	(C)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,061	0.0	(C)
Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority Revenue Bonds Series A 7.05%, 11/15/2040	04/11/2014	92,766	95,118	0.1
Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,824	0.0	(C)

Total			$226,554	$232,113	0.2%

(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2020, the total value of such securities is $525,857, representing 0.5% of the Fund’s net assets.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2020. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at January 31, 2020.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
RE	Reinsured

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.3%
STORE Master Funding I-VII
Series 2018-1A, Class A1,
3.96%, 10/20/2048 (A)	$ 389,669	$ 411,048

Total Asset-Backed Security (Cost $389,568)		411,048

CORPORATE DEBT SECURITIES - 22.4%
Aerospace & Defense - 0.2%
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	195,000	203,295

Banks - 11.4%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (B), 02/18/2020 (C)	726,000	678,810
Bank of America Corp.
CPI-YoY + 1.10%, 2.86% (B), 11/19/2024, MTN	1,000,000	1,003,750
CPI-YoY + 2.10%, 3.86% (B), 02/18/2020, MTN	400,000	399,236
4.18%, 11/25/2027, MTN	1,028,000	1,139,575
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	782,000	927,534
Barclays Bank PLC
CPI-YoY + 1.00%, 2.76% (B), 05/22/2023, MTN	2,600,000	2,611,700
BBVA Bancomer SA
Fixed until 01/17/2028, 5.13% (B), 01/18/2033 (A)	321,000	341,865
Citigroup, Inc.
4.65%, 07/23/2048	1,380,000	1,797,584
Corestates Capital II
3-Month LIBOR + 0.65%, 2.48% (B), 01/15/2027 (A)	269,000	256,572
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	701,000	754,814
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	200,000	206,990
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 800,000	919,663
Fixed until 11/01/2024, 3.75% (B), 11/01/2029	$ 381,000	395,799
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	258,000	277,163
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	736,000	790,038
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A) (E)	201,000	215,285
6.57%, 01/14/2022 (A)	350,000	376,605

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA (continued)
Fixed until 04/02/2029, 7.30% (B), 04/02/2034 (A)	$ 211,000	$ 249,306
Zions Bancorp NA
3.25%, 10/29/2029	288,000	291,566

		13,633,855

Biotechnology - 0.1%
AbbVie, Inc.
4.05%, 11/21/2039 (A)	84,000	91,399

Building Products - 0.6%
Masco Corp.
3.50%, 11/15/2027	744,000	789,590

Capital Markets - 1.1%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (C), 5.00% (B) (E)	702,000	713,597
Morgan Stanley
CPI-YoY + 2.00%, 3.76% (B), 04/25/2023 - 06/09/2023	643,000	659,376

		1,372,973

Chemicals - 0.4%
Dow Chemical Co.
4.80%, 05/15/2049	410,000	480,870

Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	121,000	132,424

Health Care Providers & Services - 0.5%
CVS Health Corp.
4.78%, 03/25/2038	535,000	624,030

Insurance - 1.4%
Genworth Holdings, Inc.
3-Month LIBOR + 2.00%, 3.91% (B), 11/15/2066	1,350,000	857,250
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.03% (B), 02/12/2067 (A)	898,000	864,325

		1,721,575

Machinery - 0.2%
CNH Industrial NV
3.85%, 11/15/2027, MTN	180,000	190,617

Metals & Mining - 0.9%
Glencore Funding LLC
4.00%, 04/16/2025 (A)	226,000	236,782
Newcrest Finance Pty, Ltd.
5.75%, 11/15/2041 (A)	446,000	568,420
Steel Dynamics, Inc.
3.45%, 04/15/2030	65,000	67,004
Teck Resources, Ltd.
6.13%, 10/01/2035	214,000	255,995

		1,128,201

Multi-Utilities - 0.2%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.02% (B) 05/15/2067	219,000	203,722

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 4.3%
Apache Corp.
4.25%, 01/15/2030	$ 630,000	$ 662,646
Cenovus Energy, Inc.
4.25%, 04/15/2027	397,000	423,694
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (A)	99,000	102,634
Enable Midstream Partners, LP
4.95%, 05/15/2028	253,000	260,943
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	731,000	758,413
Energy Transfer Operating, LP
5.80%, 06/15/2038	315,000	363,102
Fixed until 02/15/2023 (C), 6.25% (B)	691,000	656,450
EnLink Midstream LLC
5.38%, 06/01/2029	106,000	95,930
EnLink Midstream Partners, LP
4.85%, 07/15/2026	311,000	284,565
Fixed until 12/15/2022 (C), 6.00% (B)	133,000	92,768
Enterprise Products Operating LLC
3.70%, 01/31/2051	142,000	141,593
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	243,000	251,019
MPLX, LP
4.25%, 12/01/2027 (A)	346,000	369,516
Fixed until 02/15/2023 (C), 6.88% (B)	348,000	350,610
Noble Energy, Inc.
3.85%, 01/15/2028	113,000	119,385
Petroleos Mexicanos
7.69%, 01/23/2050 (A)	169,000	185,663

		5,118,931

Transportation Infrastructure - 1.0%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 548,658	922,119
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (A)	$ 264,000	273,098

		1,195,217

Total Corporate Debt Securities (Cost $25,765,786)		26,886,699

FOREIGN GOVERNMENT OBLIGATIONS - 24.2%
Australia - 2.7%
Australia Government Bond
0.75%, 11/21/2027 (D) (E)	AUD 4,150,000	3,182,572

Canada - 2.7%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 4,022,729	3,265,632

Japan - 2.4%
Japan Government CPI Linked Bond
0.10%, 03/10/2028 - 03/10/2029	JPY 308,331,250	2,915,671

Mexico - 2.9%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 17,646,192	923,470
4.50%, 12/04/2025	45,081,512	2,556,182

		3,479,652

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 3.0%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (D)	NZD 4,500,000	$ 3,532,272

Spain - 7.3%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 4,184,960	4,787,910
1.00%, 11/30/2030 (D)	2,976,939	3,976,236

		8,764,146

United Kingdom - 3.2%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2029 - 03/22/2044 (D)	GBP 1,740,827	3,870,652

Total Foreign Government Obligations (Cost $29,324,245)		29,010,597

MORTGAGE-BACKED SECURITIES - 2.3%
BANK
Series 2019-BN19, Class A3,
3.18%, 08/15/2061	$ 1,000,000	1,082,379
Benchmark Mortgage Trust
Series 2018-B7, Class A4,
4.51% (B), 05/15/2053	1,000,000	1,183,151
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A2,
3.00%, 09/15/2052	500,000	522,322

Total Mortgage-Backed Securities (Cost $2,574,899)		2,787,852

U.S. GOVERNMENT OBLIGATIONS - 50.2%
U.S. Treasury Inflation-Protected Securities - 50.2%
U.S. Treasury Inflation-Indexed Bond
0.25%, 07/15/2029	2,815,540	2,925,248
0.75%, 02/15/2045	2,512,244	2,791,053
1.00%, 02/15/2046	2,062,526	2,431,123
1.38%, 02/15/2044	2,428,008	3,045,903
2.13%, 02/15/2040	1,190,030	1,639,775
2.38%, 01/15/2025	2,865,555	3,230,988
3.38%, 04/15/2032	1,738,896	2,460,539
3.88%, 04/15/2029	2,034,006	2,775,601
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2026	15,549,707	15,702,655
0.25%, 01/15/2025	1,737,520	1,776,762
0.38%, 07/15/2023 - 07/15/2027	7,136,944	7,379,734
0.50%, 01/15/2028	2,606,900	2,738,887
0.63%, 04/15/2023 - 01/15/2026	8,380,827	8,686,250
1.13%, 01/15/2021	1,928,328	1,942,569
1.25%, 07/15/2020	636,881	641,307

Total U.S. Government Obligations (Cost $56,719,095)		60,168,394

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Banco Santander SA,
Series 6, 3-Month LIBOR + 0.52%, 4.00% (B)	3,100	74,958

Total Preferred Stock (Cost $74,547)		74,958

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional U.S. Government Money Market Fund,
1.52% (F)	61,937	$ 61,937

Total Short-Term Investment Company (Cost $61,937)		61,937

OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (F)	3,640,545	3,640,545

Total Other Investment Company (Cost $3,640,545)		3,640,545

Total Investments (Cost $118,550,622)		123,042,030
Net Other Assets (Liabilities) - (2.6)%		(3,140,529)

Net Assets - 100.0%		$ 119,901,501

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	04/23/2020	USD	1,900,075	AUD	2,750,000	$56,292	$—
JPM	04/23/2020	USD	10,981,175	EUR	9,800,000	56,917	—
JPM	04/23/2020	USD	4,507,998	GBP	3,465,000	—	(77,726)
JPM	04/23/2020	USD	2,912,494	JPY	318,495,877	—	(40,485)
JPM	04/23/2020	USD	3,402,622	MXN	65,000,000	4,480	—
JPM	04/23/2020	USD	2,205,599	NZD	3,325,000	53,978	—
JPM	04/23/2020	EUR	1,154,500	USD	1,292,257	—	(5,313)
JPM	04/23/2020	JPY	5,000,000	USD	45,609	750	—

Total						$172,417	$(123,524)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$411,048	$—	$411,048
Corporate Debt Securities	—	26,886,699	—	26,886,699
Foreign Government Obligations	—	29,010,597	—	29,010,597
Mortgage-Backed Securities	—	2,787,852	—	2,787,852
U.S. Government Obligations	—	60,168,394	—	60,168,394
Preferred Stock	74,958	—	—	74,958
Short-Term Investment Company	61,937	—	—	61,937
Other Investment Company	3,640,545	—	—	3,640,545

Total Investments	$3,777,440	$119,264,590	$—	$123,042,030

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$172,417	$—	$172,417

Total Other Financial Instruments	$—	$172,417	$—	$172,417

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(123,524)	$—	$(123,524)

Total Other Financial Instruments	$—	$(123,524)	$—	$(123,524)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $5,504,322, representing 4.6% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the total value of Regulation S securities is $16,403,514, representing 13.7% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,568,542. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at January 31, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.0%
Aerospace & Defense - 0.1%
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	$ 92,000	$ 95,914

Banks - 3.3%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 02/18/2020 (B)	394,000	368,390
Bank of America Corp.
4.18%, 11/25/2027, MTN (C)	508,000	563,136
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	425,000	504,094
Citigroup, Inc.
4.65%, 07/23/2048	747,000	973,040
Credit Agricole SA
3.75%, 04/24/2023 (D)	326,000	343,863
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (D)	449,000	483,469
Royal Bank of Scotland Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029 (C)	200,000	207,769
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	390,000	418,634

		3,862,395

Biotechnology - 0.0% (E)
AbbVie, Inc.
4.05%, 11/21/2039 (D)	40,000	43,523

Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	130,000	142,273

Health Care Providers & Services - 0.3%
CVS Health Corp.
4.78%, 03/25/2038	301,000	351,090

Insurance - 0.4%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.03% (A), 02/12/2067 (D)	487,000	468,738

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN (C)	97,000	102,722

Media - 0.1%
Comcast Corp.
4.60%, 10/15/2038	86,000	106,091

Metals & Mining - 0.4%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (D)	452,000	474,444
Steel Dynamics, Inc.
3.45%, 04/15/2030	31,000	31,956

		506,400

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.02% (A), 05/15/2067	119,000	110,698

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.
4.25%, 01/15/2030 (C)	$ 280,000	$ 294,509
Cenovus Energy, Inc.
4.25%, 04/15/2027 (C)	166,000	177,162
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (D)	45,000	46,652
Enable Midstream Partners, LP
4.95%, 05/15/2028	169,000	174,306
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	411,887
Energy Transfer Operating, LP
5.80%, 06/15/2038	171,000	197,113
Fixed until 02/15/2023 (B), 6.25% (A)	375,000	356,250
EnLink Midstream LLC
5.38%, 06/01/2029	44,000	39,820
Enterprise Products Operating LLC
3.70%, 01/31/2051	68,000	67,805
Fixed until 08/16/2027, 5.25% (A), 08/16/2077 (C)	132,000	136,356
MPLX, LP
4.25%, 12/01/2027 (D)	187,000	199,710
Fixed until 02/15/2023 (B), 6.88% (A)	189,000	190,417
Noble Energy, Inc.
3.85%, 01/15/2028	62,000	65,503
Petroleos Mexicanos
7.69%, 01/23/2050 (D)	76,000	83,494

		2,440,984

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (D)	118,000	122,066

Total Corporate Debt Securities (Cost $7,636,798)		8,352,894

FOREIGN GOVERNMENT OBLIGATIONS - 10.0%
Australia - 1.9%
Australia Government Bond
0.75%, 11/21/2027 (F)	AUD 3,000,000	2,300,654

Canada - 2.5%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 3,571,198	2,899,082

Japan - 1.9%
Japan Government CPI Linked Bond
0.10%, 03/10/2028 - 03/10/2029	JPY 242,790,000	2,295,782

New Zealand - 1.7%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (F)	NZD 2,500,000	1,962,373

Spain - 1.5%
Spain Government Inflation-Linked Bond
1.00%, 11/30/2030 (D) (F)	EUR 1,305,350	1,743,529

United Kingdom - 0.5%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2044 (F)	GBP 264,066	587,171

Total Foreign Government Obligations (Cost $11,434,001)		11,788,591

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 2.0%
BANK
Series 2019-BN19, Class A3,
3.18%, 08/15/2061	$ 1,000,000	$ 1,082,378
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A2,
3.00%, 09/15/2052	750,000	783,484
Jackson Park Trust
Series 2019-LIC, Class A,
2.77%, 10/14/2039 (D)	500,000	516,824

Total Mortgage-Backed Securities (Cost $2,298,522)		2,382,686

U.S. GOVERNMENT OBLIGATIONS - 79.8%
U.S. Treasury Inflation-Protected Securities - 79.8%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	50,344	54,275
0.75%, 02/15/2042 - 02/15/2045	3,562,064	3,946,129
1.00%, 02/15/2046 - 02/15/2048	4,457,125	5,286,243
1.38%, 02/15/2044	2,262,474	2,838,243
1.75%, 01/15/2028	2,535,345	2,913,175
2.00%, 01/15/2026	2,766,811	3,125,157
2.13%, 02/15/2040 - 02/15/2041	2,818,307	3,896,500
2.38%, 01/15/2025 - 01/15/2027	4,598,504	5,294,897
2.50%, 01/15/2029	1,042,149	1,286,393
3.38%, 04/15/2032	523,698	741,032
3.63%, 04/15/2028	755,383	985,606
3.88%, 04/15/2029	2,503,392	3,416,124
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2026	25,577,142	25,806,094
0.25%, 01/15/2025	4,560,990	4,664,000
0.38%, 07/15/2023 - 07/15/2027	11,309,022	11,672,083
0.50%, 01/15/2028	1,042,690	1,095,481

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.63%, 04/15/2023 - 01/15/2026	$ 10,402,668	$ 10,767,296
0.75%, 07/15/2028	1,024,680	1,105,089
1.13%, 01/15/2021	3,703,801	3,731,155
1.25%, 07/15/2020	1,649,869	1,661,335

Total U.S. Government Obligations (Cost $90,102,400)		94,286,307

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.8%
Money Market Fund - 0.8%
State Street Institutional U.S. Government Money Market Fund,
1.52% (G)	917,317	917,317

Total Short-Term Investment Company (Cost $917,317)		917,317

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (G)	814,608	814,608

Total Other Investment Company (Cost $814,608)		814,608

Total Investments (Cost $113,203,646)		118,542,403
Net Other Assets (Liabilities) - (0.3)%		(412,104)

Net Assets - 100.0%		$ 118,130,299

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/23/2020	USD	2,335,365	AUD	3,380,000	$69,187	$—
JPMS	04/23/2020	USD	2,379,095	CAD	3,110,000	29,144	—
JPMS	04/23/2020	USD	1,748,024	EUR	1,560,000	9,060	—
JPMS	04/23/2020	USD	597,163	GBP	459,000	—	(10,296)
JPMS	04/23/2020	USD	2,291,301	JPY	250,565,288	—	(31,850)
JPMS	04/23/2020	USD	2,023,181	NZD	3,050,000	49,514	—
JPMS	04/23/2020	GBP	10,000	USD	13,044	191	—
JPMS	04/23/2020	JPY	3,000,000	USD	27,365	450	—
JPMS	04/23/2020	EUR	20,000	USD	22,298	—	(3)

Total						$157,546	$(42,149)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$8,352,894	$—	$8,352,894
Foreign Government Obligations	—	11,788,591	—	11,788,591
Mortgage-Backed Securities	—	2,382,686	—	2,382,686
U.S. Government Obligations	—	94,286,307	—	94,286,307
Short-Term Investment Company	917,317	—	—	917,317
Other Investment Company	814,608	—	—	814,608

Total Investments	$1,731,925	$116,810,478	$—	$118,542,403

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$157,546	$—	$157,546

Total Other Financial Instruments	$—	$157,546	$—	$157,546

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(42,149)	$—	$(42,149)

Total Other Financial Instruments	$—	$(42,149)	$—	$(42,149)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $797,937. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $4,526,312, representing 3.8% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the total value of Regulation S securities is $6,593,727, representing 5.6% of the Fund’s net assets.
(G)	Rates disclosed reflect the yields at January 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A) (B)	$ 0	$ 0
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 2.75% (C), 07/18/2027 (A)	7,532,000	7,538,011
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	927,740	928,195
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.04% (C), 10/18/2030 (A)	11,780,000	11,784,088
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	825,020	832,975
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.04% (C), 01/20/2030 (A)	2,750,000	2,750,652
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	700,396	736,407
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	1,017,780	1,056,892
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	5,910,409	6,187,803
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	3,470,549	3,592,240
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.17% (C), 04/15/2029 (A)	3,500,000	3,501,998
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (C), 04/25/2057 (A)	837,515	839,724
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	630,111	630,208
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	2,395,927	2,394,016
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	2,498,204	2,564,412
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (A)	12,340,000	12,391,603
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (A)	11,600,000	11,686,191
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (A)	1,240,000	1,243,616
NRZ Advance Receivables Trust
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	7,750,000	7,819,010

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.01% (C), 01/20/2031 (A)	$ 3,600,000	$ 3,598,420
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (A)	5,918,000	5,946,553
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (A)	5,918,000	5,981,023
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	358,733	358,271
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	731,527	737,356
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	2,458,682	2,503,295
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	2,011,632	2,042,769
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	1,326,515	1,353,008
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.10% (C), 07/20/2030 (A)	6,445,000	6,452,515
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 0.00% (C), 07/20/2030 (A) (D)	6,450,000	6,450,000
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 2.01% (C), 11/25/2046 (A)	682,311	653,658
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	500,116	501,027
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	789,380	791,244
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	3,399,694	3,444,784
Symphony CLO XIX, Ltd.
Series 2018-19A, Class A,
3-Month LIBOR + 0.96%, 2.80% (C), 04/16/2031 (A)	3,000,000	2,985,909
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (C), 03/25/2054 (A)	2,418,059	2,426,695
Series 2015-4, Class A1B,
2.75% (C), 04/25/2055 (A)	633,348	633,886
Series 2015-5, Class A1B,
2.75% (C), 05/25/2055 (A)	3,919,149	3,926,550
Series 2015-6, Class A1B,
2.75% (C), 04/25/2055 (A)	2,265,637	2,279,686
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (A)	2,454,874	2,487,696
Series 2016-3, Class A1,
2.25% (C), 04/25/2056 (A)	3,996,268	4,001,351
Series 2016-4, Class A1,
2.25% (C), 07/25/2056 (A)	3,037,000	3,036,849
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (A)	3,633,224	3,676,656
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (A)	4,196,427	4,240,582
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (A)	1,246,511	1,264,295

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (A)	$ 6,728,966	$ 6,829,299
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (A)	10,850,536	11,051,137
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	7,945,000	8,065,790
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	3,094,044	3,098,010
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	4,335,133	4,395,850
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 2.96% (C), 10/20/2028 (A)	8,060,000	8,063,869

Total Asset-Backed Securities (Cost $190,006,020)		191,756,074

CORPORATE DEBT SECURITIES - 34.9%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	5,359,000	5,626,195
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	2,702,000	2,816,939

		8,443,134

Airlines - 1.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,378,000	1,496,006
3.20%, 12/15/2029	191	204
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	3,858,640	4,129,194
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	2,372,304	2,390,082
6.82%, 02/10/2024	7,676,343	8,363,330
JetBlue Pass-Through Trust
2.75%, 11/15/2033	4,909,000	5,092,480
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	211,790	223,232
United Airlines Pass-Through Trust
3.75%, 03/03/2028	5,213,296	5,608,467
US Airways Pass-Through Trust
5.38%, 05/15/2023	2,177,286	2,275,786

		29,578,781

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	2,573,000	2,738,974

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	2,588,000	2,805,470
6.25%, 10/02/2043	1,021,000	1,206,620

		4,012,090

Banks - 5.2%
Banco Santander SA
2.71%, 06/27/2024	7,200,000	7,399,634
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (C), 01/23/2026	11,834,000	12,572,620
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	6,160,000	6,611,612

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC
10.18%, 06/12/2021 (A)	$ 8,135,000	$ 9,002,124
BNP Paribas SA
4.40%, 08/14/2028 (A)	5,799,000	6,579,774
CIT Group, Inc.
4.13%, 03/09/2021	555,000	563,880
Citigroup, Inc.
Fixed until 01/29/2030, 2.67% (C), 01/29/2031	2,846,000	2,880,925
Fixed until 04/24/2024, 3.35% (C), 04/24/2025	2,620,000	2,757,008
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	4,641,000	4,991,893
Commerzbank AG
8.13%, 09/19/2023 (A)	6,686,000	7,858,923
Credit Agricole SA
3.25%, 01/14/2030 (A)	5,218,000	5,379,156
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (C), 12/20/2025 (A)	5,822,000	6,025,479
Discover Bank
3.45%, 07/27/2026	5,172,000	5,469,551
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	2,945,000	3,127,212
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (C), 07/23/2024	5,065,000	5,382,290
4.13%, 12/15/2026	7,705,000	8,621,848
6.40%, 05/15/2038	4,028,000	5,968,623
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (C), 11/07/2023	2,579,000	2,633,418
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (C), 08/02/2034 (A)	5,799,000	6,165,813
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	9,337,000	10,270,044
Fixed until 06/15/2024 (E), 5.90% (C)	2,620,000	2,848,176

		123,110,003

Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	1,058,000	1,166,916
4.44%, 10/06/2048	5,272,000	6,243,102
4.75%, 01/23/2029	3,658,000	4,328,550
Constellation Brands, Inc.
3.15%, 08/01/2029	1,868,000	1,945,374
3.70%, 12/06/2026	1,334,000	1,451,135
Pernod Ricard SA
4.45%, 01/15/2022 (A)	2,988,000	3,139,387
5.75%, 04/07/2021 (A)	5,994,000	6,273,428

		24,547,892

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	1,655,000	1,734,087
4.05%, 11/21/2039 (A)	2,247,000	2,444,922
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,126,000	1,302,206

		5,481,215

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	$ 3,231,000	$ 3,506,751
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	4,794,000	5,138,695
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	7,459,000	7,837,555
6.75%, 10/01/2037	4,327,000	6,182,059
Lazard Group LLC
4.50%, 09/19/2028	6,160,000	7,043,015
Morgan Stanley
Fixed until 01/22/2030, 2.70% (C), 01/22/2031, MTN	4,405,000	4,476,597
3.70%, 10/23/2024, MTN	5,930,000	6,392,358
Fixed until 01/24/2028, 3.77% (C), 01/24/2029, MTN	1,287,000	1,414,996
5.00%, 11/24/2025	3,797,000	4,341,595
UBS AG
7.63%, 08/17/2022	9,500,000	10,725,690

		57,059,311

Chemicals - 0.2%
Syngenta Finance NV
3.93%, 04/23/2021 (A)	3,870,000	3,950,610

Commercial Services & Supplies - 0.5%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	2,275,000	2,277,308
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,179,000	4,278,342
3.85%, 11/15/2024 (A)	2,868,000	3,090,977
Waste Connections, Inc.
2.60%, 02/01/2030	3,107,000	3,145,061

		12,791,688

Communications Equipment - 0.2%
Nokia OYJ
3.38%, 06/12/2022	3,636,000	3,690,540

Construction & Engineering - 1.3%
SBA Tower Trust
2.84%, 01/15/2025 (A)	20,209,000	20,917,603
3.17%, 04/09/2047 (A)	3,837,000	3,904,417
3.45%, 03/15/2048 (A)	5,515,000	5,775,752

		30,597,772

Construction Materials - 0.6%
CRH America Finance, Inc.
4.50%, 04/04/2048 (A)	2,625,000	3,018,936
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (A)	5,252,000	6,044,627
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	2,782,000	2,986,934
4.25%, 12/15/2047	2,897,000	3,210,020

		15,260,517

Consumer Finance - 1.1%
Ally Financial, Inc.
3.88%, 05/21/2024	2,939,000	3,099,411
4.13%, 03/30/2020	5,271,000	5,289,027
American Express Co.
4.05%, 12/03/2042	1,971,000	2,422,309
BMW US Capital LLC
2.80%, 04/11/2026 (A)	4,544,000	4,697,256

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Financial Corp.
3.30%, 10/30/2024	$ 5,137,000	$ 5,418,923
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	4,083,000	4,248,869

		25,175,795

Containers & Packaging - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,137,969
5.75%, 10/15/2020	3,900,659	3,909,630

		6,047,599

Diversified Consumer Services - 0.0% (F)
President & Fellows of Harvard College
3.62%, 10/01/2037	618,000	700,120

Diversified Financial Services - 0.4%
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	7,933,000	8,211,441

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.40%, 05/15/2025	5,893,000	6,252,767
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	1,585,000	1,573,493
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,295,000	2,454,043
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	3,360,000	3,451,728
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	836,385
Verizon Communications, Inc.
3.50%, 11/01/2024	9,618,000	10,306,565
5.50%, 03/16/2047	6,762,000	9,434,601

		34,309,582

Electric Utilities - 1.4%
Appalachian Power Co.
3.40%, 06/01/2025	6,233,000	6,665,173
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	435,000	569,650
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	11,453,000	12,243,103
Duke Energy Progress LLC
3.60%, 09/15/2047	1,923,000	2,125,764
Entergy Arkansas LLC
3.70%, 06/01/2024	1,054,000	1,131,119
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	3,197,000	3,354,915
5.30%, 06/01/2042	499,000	684,233
PacifiCorp.
3.60%, 04/01/2024	4,009,000	4,286,851
5.75%, 04/01/2037	380,000	524,482
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	2,047,000	2,158,941

		33,744,231

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.
2.80%, 02/15/2030	3,507,000	3,557,241
Arrow Electronics, Inc.
3.88%, 01/12/2028	2,547,000	2,686,018

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.
3.60%, 01/15/2030	$ 2,180,000	$ 2,239,230
Keysight Technologies, Inc.
4.60%, 04/06/2027	7,153,000	8,137,751

		16,620,240

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	4,587,000	4,944,601
Schlumberger Investment SA
3.65%, 12/01/2023	793,000	845,907

		5,790,508

Equity Real Estate Investment Trusts - 1.8%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,000,000	2,151,821
CBL & Associates, LP
5.25%, 12/01/2023 (G)	3,532,000	2,119,200
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	1,527,000	1,549,050
EPR Properties
4.75%, 12/15/2026	4,088,000	4,548,667
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	3,070,000	3,172,633
Healthpeak Properties, Inc.
3.50%, 07/15/2029	2,820,000	3,017,181
Highwoods Realty, LP
3.05%, 02/15/2030	3,940,000	4,027,262
Kilroy Realty, LP
4.25%, 08/15/2029	4,445,000	4,975,753
Life Storage, LP
4.00%, 06/15/2029	2,926,000	3,216,621
Service Properties Trust
5.00%, 08/15/2022	5,301,000	5,586,382
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	2,350,000	2,621,428
WEA Finance LLC
4.13%, 09/20/2028 (A)	4,510,000	5,005,137

		41,991,135

Food & Staples Retailing - 0.5%
Sysco Corp.
3.30%, 07/15/2026	4,186,000	4,506,842
Walmart, Inc.
3.63%, 12/15/2047	6,687,000	7,641,236

		12,148,078

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.75%, 11/30/2026	1,017,000	1,129,023
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,289,000	2,371,219
Boston Scientific Corp.
4.70%, 03/01/2049	3,533,000	4,449,389

		7,949,631

Health Care Providers & Services - 1.0%
Cigna Corp.
3.25%, 04/15/2025 (A)	3,140,000	3,292,507
CVS Health Corp.
2.13%, 06/01/2021	3,279,000	3,294,406
4.10%, 03/25/2025	2,112,000	2,296,643
HCA, Inc.
4.13%, 06/15/2029	1,319,000	1,427,415
5.25%, 04/15/2025	1,265,000	1,436,958

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	$ 4,996,000	$ 5,063,737
Quest Diagnostics, Inc.
4.20%, 06/30/2029 (G)	5,274,000	5,948,428

		22,760,094

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	4,461,000	4,700,678

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.
3.75%, 12/01/2027	4,041,000	4,358,645
General Electric Co.
6.88%, 01/10/2039, MTN	2,595,000	3,674,670

		8,033,315

Insurance - 1.3%
American International Group, Inc.
4.20%, 04/01/2028	3,500,000	3,940,380
4.25%, 03/15/2029	2,791,000	3,166,305
Athene Global Funding
3.00%, 07/01/2022 (A)	3,690,000	3,779,633
CNA Financial Corp.
3.90%, 05/01/2029	3,137,000	3,482,823
Markel Corp.
3.35%, 09/17/2029	8,861,000	9,371,540
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	6,631,000	7,223,033

		30,963,714

Interactive Media & Services - 0.4%
Baidu, Inc.
4.38%, 05/14/2024	5,327,000	5,744,690
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (A)	4,190,000	4,378,877

		10,123,567

Internet & Direct Marketing Retail - 0.3%
Booking Holdings, Inc.
3.60%, 06/01/2026	2,633,000	2,871,672
Expedia Group, Inc.
3.25%, 02/15/2030 (A)	1,907,000	1,874,515
3.80%, 02/15/2028	2,924,000	3,032,822

		7,779,009

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	2,137,000	2,388,347
Fiserv, Inc.
3.50%, 07/01/2029	3,869,000	4,169,113

		6,557,460

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	1,921,000	2,563,655

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	2,430,000	2,430,698

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 01/15/2024	$ 512,000	$ 522,880
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	2,543,000	2,721,340
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	2,020,000	2,080,600
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (E)	3,528,000	3,641,390
NBCUniversal Media LLC
4.45%, 01/15/2043	3,875,000	4,638,886

		13,605,096

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	4,820,000	5,154,517
4.75%, 04/10/2027 (A)	1,105,000	1,229,352
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,147,500

		7,531,369

Multi-Utilities - 0.8%
Black Hills Corp.
4.25%, 11/30/2023	4,395,000	4,713,853
CMS Energy Corp.
3.88%, 03/01/2024	512,000	546,650
4.88%, 03/01/2044	689,000	874,957
Dominion Energy, Inc.
2.58%, 07/01/2020	3,750,000	3,761,108
DTE Electric Co.
4.30%, 07/01/2044	5,148,000	6,305,842
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,472,000	1,501,984

		17,704,394

Oil, Gas & Consumable Fuels - 3.1%
BP Capital Markets PLC
3.12%, 05/04/2026 (G)	7,948,000	8,416,174
Energy Transfer Operating, LP
4.90%, 02/01/2024	2,617,000	2,836,585
5.15%, 03/15/2045	1,176,000	1,220,825
5.95%, 10/01/2043	912,000	1,016,406
7.60%, 02/01/2024	2,854,000	3,343,043
Enterprise Products Operating LLC
4.25%, 02/15/2048	7,012,000	7,643,109
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	4,929,000	5,280,647
Nexen, Inc.
5.88%, 03/10/2035	110,000	146,185
Noble Energy, Inc.
3.25%, 10/15/2029	6,151,000	6,189,619
Occidental Petroleum Corp.
5.55%, 03/15/2026	7,066,000	8,166,690
Petroleos Mexicanos
6.84%, 01/23/2030 (A)	5,104,000	5,530,184
6.88%, 08/04/2026	3,335,000	3,761,880
7.69%, 01/23/2050 (A)	641,000	704,203
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	5,687,000	5,655,442
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,827,000	3,025,954

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
2.50%, 09/12/2026	$ 4,628,000	$ 4,794,740
3.75%, 09/12/2046	2,015,000	2,269,785
Western Midstream Operating, LP
4.05%, 02/01/2030	2,059,000	2,052,364
5.38%, 06/01/2021	679,000	700,551
Williams Cos., Inc.
5.40%, 03/04/2044	773,000	871,951
7.88%, 09/01/2021	756,000	823,090

		74,449,427

Pharmaceuticals - 0.9%
AstraZeneca PLC
2.38%, 06/12/2022	3,874,000	3,937,178
4.00%, 01/17/2029	1,539,000	1,749,354
4.38%, 08/17/2048	1,683,000	2,094,986
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,947,000	3,316,587
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (A)	1,815,000	1,930,638
Merck & Co., Inc.
3.40%, 03/07/2029	2,136,000	2,361,284
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	4,249,000	5,064,537

		20,454,564

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	2,825,000	2,901,831

Road & Rail - 0.4%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	6,639,000	7,184,792
CSX Corp.
3.80%, 11/01/2046	2,785,000	3,070,804

		10,255,596

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.
2.88%, 05/11/2024	2,466,000	2,586,127
KLA Corp.
4.10%, 03/15/2029	3,984,000	4,472,631
Lam Research Corp.
3.75%, 03/15/2026	3,819,000	4,176,180
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (A)	2,555,000	2,826,812
QUALCOMM, Inc.
3.25%, 05/20/2027	4,230,000	4,544,458
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (A)	2,585,000	2,620,027

		21,226,235

Software - 0.3%
Adobe, Inc.
2.15%, 02/01/2027 (D)	3,226,000	3,269,978
Microsoft Corp.
3.30%, 02/06/2027	3,656,000	4,002,384
PTC, Inc.
4.00%, 02/15/2028 (A) (D)	650,000	656,500

		7,928,862

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.85%, 02/23/2023	3,946,000	4,087,833

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	$ 2,948,000	$ 3,442,473
Western Digital Corp.
4.75%, 02/15/2026 (G)	5,945,000	6,346,287

		13,876,593

Tobacco - 0.3%
Altria Group, Inc.
4.80%, 02/14/2029	3,241,000	3,673,302
BAT Capital Corp.
3.22%, 08/15/2024	3,510,000	3,648,999

		7,322,301

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	2,942,000	3,104,873

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV
3.13%, 07/16/2022	2,975,000	3,067,699
4.38%, 07/16/2042	2,600,000	3,082,149
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	6,783,000	6,898,803
3.72%, 07/15/2043 (A)	3,495,000	3,645,765
Sprint Corp.
7.25%, 09/15/2021	1,520,000	1,594,100
7.88%, 09/15/2023	1,290,000	1,370,483

		19,658,999

Total Corporate Debt Securities (Cost $779,100,198)		829,883,217

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025	1,440,000	1,558,800

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	2,425,000	2,638,400

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	859,361
4.50%, 01/28/2026	5,575,000	6,145,769

		7,005,130

Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	4,060,000	4,546,511
5.38%, 10/17/2023 (A)	1,500,000	1,669,995

		6,216,506

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	5,487,000	5,816,220

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	1,335,000	1,473,186

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	1,010,000	1,291,285

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.0% (F)
Republic of Poland Government International Bond
3.00%, 03/17/2023	$ 500,000	$ 518,960

Qatar - 0.0% (F)
Qatar Government International Bond
3.88%, 04/23/2023 (A)	913,000	965,497

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	2,547,000	2,567,172

Total Foreign Government Obligations (Cost $28,318,145)		30,051,156

MORTGAGE-BACKED SECURITIES - 10.4%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 1.97% (C), 08/25/2035	578,775	517,765
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	973,474	957,676
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 2.29% (C), 11/20/2035	572,602	552,438
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	5,549,032	3,646,097
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,020,500	821,145
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.40% (C), 03/20/2035	10,878	10,945
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	12,060,000	12,064,109
Series 2012-TFT, Class C,
3.58% (C), 06/05/2030 (A)	7,195,000	7,163,265
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,546,245
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,139,708
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
4.33% (C), 11/25/2034	29,879	29,820
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
3.87% (C), 02/25/2034	36,278	37,271
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 2.24% (C), 04/25/2035	118,022	112,934
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	901,669	961,499
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,223,841
Citigroup Mortgage Loan Trust
Series 2015-PS1, Class A1,
3.75% (C), 09/25/2042 (A)	975,656	998,627
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (C), 01/25/2035 (A)	577,076	599,197
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (A)	1,918,420	1,955,936
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (A)	3,148,328	3,208,210

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	$ 565,000	$ 617,314
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	405,878	404,441
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	4,027,227
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	5,028,440
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	20,340,000	21,565,727
Series 2016-GCT, Class C,
3.58% (C), 08/10/2029 (A)	4,900,000	4,958,376
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	7,035,000	7,172,018
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 1.94% (C), 12/27/2036 (A)	991,132	979,716
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.45% (C), 12/27/2035 (A)	2,524,456	2,515,204
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (A)	6,050,000	6,324,615
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.41% (C), 03/18/2035	19,802	19,918
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (C), 04/10/2031 (A)	4,664,567	4,790,453
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 2.22% (C), 06/19/2034	252,129	250,080
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (A)	4,498,000	4,690,230
Impac CMB Trust
Series 2003-8, Class 1A1,
1-Month LIBOR + 0.68%, 2.34% (C), 10/25/2033	10,941	10,947
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 2.46% (C), 10/25/2034	15,715	15,779
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.67% (C), 08/25/2037	388,904	335,813
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	6,618,369	6,822,114
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,527,652
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.65% (C), 02/25/2034	30,837	31,259
Series 2006-A2, Class 5A1,
4.11% (C), 11/25/2033	23,158	24,277
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	206,639	143,433
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
4.06% (C), 11/25/2035 (A)	291,906	225,290

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.30% (C), 10/25/2028	$ 16,547	$ 16,659
Series 2004-A1, Class 2A1,
3.97% (C), 02/25/2034	96,481	98,200
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 1.93% (C), 04/25/2035	4,440	4,437
Series 2005-A4, Class 2A2,
4.41% (C), 07/25/2035	83,871	83,018
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,860,767
Series 2013-C11, Class B,
4.50% (C), 08/15/2046	1,035,000	1,095,131
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (A)	13,747,000	13,764,277
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (C), 07/26/2048 (A)	3,145,035	3,146,779
Series 2014-R4, Class 4A,
3.93% (C), 11/21/2035 (A)	454,343	461,279
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.08% (C), 08/15/2034 (A)	16,983,809	16,983,656
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (A)	1,686,810	1,726,428
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (A)	663,713	695,463
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (A)	537,674	556,965
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (A)	1,692,503	1,772,036
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (A)	2,463,971	2,581,499
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (A)	2,271,845	2,377,090
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (A)	3,088,446	3,184,604
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (A)	3,822,114	4,027,950
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (A)	1,642,173	1,738,423
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (A)	9,317,686	9,799,515
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (A)	3,485,456	3,688,955
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (A)	1,715,736	1,795,064
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (A)	12,431,449	12,895,685
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (A)	11,662,886	12,009,746
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	10,807,000	11,225,167
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	6,485,922

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.24% (C), 05/25/2035	$ 862,875	$ 874,638
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.59% (C), 01/11/2037 (A)	4,200,000	4,304,951
RALI Trust
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 1.85% (C), 05/25/2047	538,557	518,641
RBSSP Resecuritization Trust
Series 2009-7, Class 5A4,
1-Month LIBOR + 0.40%, 2.19% (C), 06/26/2037 (A)	144,335	143,829
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.77% (C), 07/25/2035	290,301	229,703
Series 2007-3, Class 3A1,
4.39% (C), 04/25/2047	773,892	560,528
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.36% (C), 01/19/2034	23,534	23,367
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	6,983,000	7,188,159
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 2.24% (C), 07/25/2045	30,734	30,550
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 2.96% (C), 07/25/2047	179,332	17,896
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	3,139,670

Total Mortgage-Backed Securities (Cost $243,091,811)		246,133,698

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.7%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	340,000	558,151
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,270,000	2,030,527
7.60%, 11/01/2040	2,820,000	4,906,800
7.70%, 11/01/2030	1,650,000	1,724,481
7.95%, 03/01/2036	5,350,000	5,376,054
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	315,000	433,446

		15,029,459

Georgia - 0.0% (F)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	293,000	419,661

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (F)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 431,000	$ 710,732

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	355,000	525,304
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	340,000	533,113
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	330,000	435,356
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	570,000	794,170

		2,287,943

Total Municipal Government Obligations (Cost $17,779,593)		18,447,795

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.3%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 3.55% (C), 05/01/2037	28,793	29,659
12-Month LIBOR + 1.75%, 3.76% (C), 12/01/2034	11,009	11,534
6-Month LIBOR + 1.57%, 3.82% (C), 04/01/2037	47,860	49,634
12-Month LIBOR + 1.73%, 3.98% (C), 09/01/2035	300,421	314,975
12-Month LIBOR + 1.80%, 4.05% (C), 09/01/2037	14,478	15,265
6-Month LIBOR + 1.57%, 4.07% (C), 02/01/2037	4,892	5,045
6-Month LIBOR + 2.12%, 4.14% (C), 05/01/2037	8,646	9,055
12-Month LIBOR + 1.66%, 4.17% (C), 01/01/2038	70,495	73,991
5.00%, 08/01/2035 - 12/01/2035	1,604,097	1,786,742
12-Month LIBOR + 1.90%, 5.03% (C), 02/01/2041	127,934	132,721
5.50%, 11/01/2038 - 06/01/2041	1,059,457	1,191,624
6.00%, 05/01/2031	296,797	340,894
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	21,254,210	22,201,260
3.01%, 07/25/2025	16,012,000	17,039,492
3.06% (C), 08/25/2024	11,490,000	12,138,620
3.17%, 10/25/2024	2,140,000	2,278,350
3.49%, 01/25/2024	9,965,000	10,612,521
Federal National Mortgage Association
6-Month LIBOR + 0.93%, 3.21% (C), 08/01/2037	3,044	3,088
3.50%, 07/01/2028 - 01/01/2029	2,295,107	2,422,390
6-Month LIBOR + 1.51%, 3.51% (C), 01/01/2035	9,237	9,559
4.00%, 06/01/2042	850,379	915,827

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6-Month LIBOR + 1.53%, 4.03% (C), 08/01/2034	$ 1,794	$ 1,828
12-Month LIBOR + 1.74%, 4.49% (C), 08/01/2035	29,874	31,418
4.50%, 02/01/2025 - 06/01/2026	1,018,710	1,072,979
12-Month LIBOR + 1.75%, 4.82% (C), 03/01/2041	107,356	111,754
12-Month LIBOR + 1.82%, 4.90% (C), 03/01/2041	33,182	34,752
5.00%, 04/01/2039 - 11/01/2039	11,503,452	12,850,721
5.50%, 04/01/2036 - 12/01/2041	5,514,505	6,261,734
6.00%, 02/01/2034 - 06/01/2041	10,947,814	12,586,833
6.50%, 06/01/2038 - 05/01/2040	1,662,633	1,942,577
Government National Mortgage Association, Interest Only STRIPS
0.80% (C), 02/16/2053	5,738,227	277,341
Uniform Mortgage-Backed Security
2.50%, TBA (D)	25,514,000	25,972,455
3.00%, TBA (D)	154,844,000	158,384,708
3.50%, TBA (D)	133,845,000	138,133,993
4.00%, TBA (D)	50,656,000	52,934,646

Total U.S. Government Agency Obligations (Cost $476,867,642)		482,179,985

U.S. GOVERNMENT OBLIGATIONS - 26.2%
U.S. Treasury - 23.0%
U.S. Treasury Bond
2.25%, 08/15/2046	4,905,000	5,125,342
2.50%, 02/15/2045 - 05/15/2046	46,751,200	51,137,844
2.75%, 08/15/2042 - 11/15/2047	41,572,400	47,698,636
2.88%, 08/15/2045	6,203,000	7,252,664
3.00%, 05/15/2042 - 02/15/2049	19,615,300	23,557,389
3.13%, 02/15/2042 - 05/15/2048	25,862,800	31,308,121
3.50%, 02/15/2039	7,016,100	8,920,039
3.63%, 02/15/2044	42,584,600	55,720,951
4.50%, 02/15/2036	22,693,200	31,565,709
4.75%, 02/15/2037	24,549,000	35,478,100
5.25%, 02/15/2029	18,146,100	23,906,069
U.S. Treasury Note
1.13%, 06/30/2021 - 09/30/2021	29,963,000	29,836,027
1.50%, 08/15/2026	4,027,000	4,047,292
1.63%, 08/15/2022 - 08/15/2029	10,823,000	10,917,020
1.75%, 05/15/2023	5,064,000	5,135,410
2.00%, 02/28/2021 - 02/15/2025	28,292,000	28,842,615
2.13%, 05/15/2025	7,128,000	7,410,364
2.25%, 11/15/2027	2,439,400	2,581,857
2.38%, 02/29/2024 - 05/15/2029	42,420,000	45,543,978
2.50%, 12/31/2020 - 01/31/2024	25,973,000	26,750,079
2.63%, 08/15/2020 - 02/15/2029	10,994,400	11,526,773
2.75%, 02/15/2028	11,785,000	12,931,736
2.88%, 05/15/2028 - 05/15/2049	33,887,300	38,579,903

		545,773,918

U.S. Treasury Inflation-Protected Securities - 3.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	9,706,872	11,153,440
2.50%, 01/15/2029	22,373,556	27,617,149
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	37,495,002	38,680,268

		77,450,857

Total U.S. Government Obligations (Cost $569,600,832)		623,224,775

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.14% (C)	60,502	$ 1,704,947

Electric Utilities - 0.0% (F)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C)	7,998	199,150

Total Preferred Stocks (Cost $1,827,194)		1,904,097

	Principal	Value
COMMERCIAL PAPER - 13.2%
Banks - 1.6%
Banco Santander SA
1.99% (H), 02/10/2020	$ 25,000,000	24,987,813
Natixis
1.89% (H), 02/04/2020	13,330,000	13,327,934

		38,315,747

Capital Markets - 1.0%
Cedar Springs Capital Co. LLC
2.04% (H), 03/16/2020	24,000,000	23,941,333

Commercial Services & Supplies - 0.5%
Charta LLC
1.88% (H), 03/02/2020	11,000,000	10,983,042

Diversified Financial Services - 10.1%
Atlantic Asset Securitization LLC
1.88% (H), 02/11/2020	4,117,000	4,114,884
Barton Capital Corp.
1.88% (H), 02/13/2020 - 04/01/2020	21,880,000	21,856,641
Bennington Stark Capital Co. LLC
1.92% (H), 02/19/2020	24,000,000	23,977,440
Chariot Funding LLC
1.87% (H), 03/03/2020	10,000,000	9,984,156
Ciesco LLC
1.77% (H), 04/13/2020	23,000,000	22,919,960
Collateralized Commercial Paper Flex Co. LLC
1.99% (H), 03/19/2020	20,000,000	19,949,083
Gotham Funding Corp.
1.99% (H), 03/10/2020	25,000,000	24,948,542
Jupiter Securitization Co. LLC
1.78% (H), 04/13/2020	5,000,000	4,982,500
Kells Funding LLC
1.73% (H), 04/21/2020	15,500,000	15,441,444
Liberty Funding LLC
1.85% (H), 04/01/2020	24,000,000	23,927,200
Mont Blanc Capital Corp.
1.91% (H), 02/12/2020	883,000	882,495
Nieuw Amsterdam Receivables Corp.
1.73% (H), 04/06/2020	1,150,000	1,146,470
Sheffield Receivables Corp.
1.91% (H), 02/19/2020	24,670,000	24,646,934

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Starbird Funding Corp.
1.88% (H), 02/13/2020	$ 17,500,000	$ 17,489,208
Victory Receivables
1.87% (H), 02/21/2020	24,000,000	23,975,467

		240,242,424

Total Commercial Paper (Cost $313,482,545)		313,482,546

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.6%
U.S. Treasury Bill
1.54% (H), 04/02/2020	61,000,000	60,843,201
1.55% (H), 03/12/2020 (G)	1,000,000	998,306

Total Short-Term U.S. Government Obligations (Cost $61,841,507)		61,841,507

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (H)	7,998,485	7,998,485

Total Other Investment Company (Cost $7,998,485)		7,998,485

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 0.85% (H), dated 01/31/2020, to be repurchased at $65,351,706 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $66,655,248.	$ 65,347,077	65,347,077

Total Repurchase Agreement (Cost $65,347,077)		65,347,077

Total Investments (Cost $2,755,261,049)		2,872,250,412
Net Other Assets (Liabilities) - (21.0)%		(498,440,744)

Net Assets - 100.0%		$ 2,373,809,668

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$191,756,074	$—	$191,756,074
Corporate Debt Securities	—	829,883,217	—	829,883,217
Foreign Government Obligations	—	30,051,156	—	30,051,156
Mortgage-Backed Securities	—	246,133,698	—	246,133,698
Municipal Government Obligations	—	18,447,795	—	18,447,795
U.S. Government Agency Obligations	—	482,179,985	—	482,179,985
U.S. Government Obligations	—	623,224,775	—	623,224,775
Preferred Stocks	1,904,097	—	—	1,904,097
Commercial Paper	—	313,482,546	—	313,482,546
Short-Term U.S. Government Obligations	—	61,841,507	—	61,841,507
Other Investment Company	7,998,485	—	—	7,998,485
Repurchase Agreement	—	65,347,077	—	65,347,077

Total Investments	$9,902,582	$2,862,347,830	$—	$2,872,250,412

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $636,260,252, representing 26.8% of the Fund’s net assets.
(B)	Rounds to less than $1 or $(1).
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,829,123. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Rates disclosed reflect the yields at January 31, 2020.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 94.4%
Alabama - 0.7%
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	$ 2,010,000	$ 2,508,138
City of Opelika, General Obligation Unlimited,
4.50%, 11/01/2020	50,000	51,289
County of Jefferson Sewer Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 10/01/2053	1,015,000	1,167,098
Dekalb-Jackson Cooperative District, Revenue Bonds
AGM,
4.05%, 01/01/2050	140,000	150,546
5.00%, 01/01/2056	750,000	870,937
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
AGM,
4.00%, 04/01/2025	70,000	78,348
Marshall County Board of Education, Special Tax,
AGM,
4.00%, 03/01/2032	230,000	259,495
Phenix City Board of Education, Special Tax,
BAM,
4.00%, 08/01/2044	7,500,000	8,491,050

		13,576,901

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
2.50%, 12/01/2034	3,000,000	3,066,480
Series D,
5.00%, 12/01/2025	935,000	1,105,395
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	77,617

		4,249,492

Arizona - 1.8%
Arizona Health Facilities Authority, Revenue Bonds,
Series B2, AGM,
5.00%, 03/01/2041	35,000	36,324
Arizona Industrial Development Authority, Revenue Bonds
BAM,
5.00%, 06/01/2054 - 06/01/2058	8,640,000	10,324,725
Series A,
4.00%, 10/01/2049	1,000,000	1,081,650
5.00%, 03/01/2037 - 01/01/2054	1,030,000	1,234,249
Arizona Transportation Board, Revenue Bonds,
5.00%, 07/01/2020	115,000	116,940

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (A) (B)	$ 4,547,539	$ 4,714,873
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	40,146
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	160,951
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2038	250,000	274,030
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment,
BAM,
3.00%, 01/01/2025	1,200,000	1,289,160
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,200,000	2,267,892
3.88%, 07/01/2021 (A)	95,000	96,148
5.00%, 07/01/2036	1,440,000	1,619,021
Series A,
5.00%, 07/01/2043	110,000	131,810
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series R,
2.88%, 07/01/2021	45,000	45,356
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A)	560,000	584,942
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,870,000	2,074,359
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	151,820
Maricopa County Industrial Development Authority, Revenue Bonds
4.00%, 07/01/2049 - 07/01/2054	3,000,000	3,249,230
Series A,
5.00%, 01/01/2034 - 07/01/2054	1,650,000	1,941,879
Maricopa County Pollution Control Corp., Revenue Bonds,
3.60%, 04/01/2040	1,740,000	1,873,284
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	45,140
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (A)	1,575,000	1,641,134
Yuma County Elementary School District No. 1, General Obligation Unlimited,
Series B, AGM,
5.00%, 07/01/2027	600,000	758,484

		35,753,547

Arkansas - 0.6%
Little Rock School District, General Obligation Limited
3.00%, 02/01/2026 - 02/01/2030	10,545,000	10,974,297

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 14.6%
Acalanes Union High School District, General Obligation Unlimited,
Series C,
Zero Coupon, 08/01/2026	$ 235,000	$ 215,128
Adelanto Elementary School District Community Facilities District No. 1, Special Tax
BAM,
5.00%, 09/01/2036 - 09/01/2039	3,200,000	4,052,545
Adelanto School District, Special Tax
BAM,
4.00%, 09/01/2035 - 09/01/2036	555,000	628,649
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	2,405,000	2,763,082
Alisal Union School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/01/2033	125,000	82,790
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,597,943
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
3.00%, 10/01/2033	60,000	64,572
4.00%, 10/01/2027	185,000	219,395
Beaumont Public Improvement Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/01/2037 - 09/01/2049	9,445,000	11,338,663
Borrego Springs Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2044	1,105,000	1,253,733
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	205,000	226,658
California Health Facilities Financing Authority, Revenue Bonds,
Series B,
5.00%, 11/15/2031	75,000	93,650
California Housing Finance, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	11,780,000	12,066,961
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A)	750,000	802,215
5.00%, 07/01/2034 - 01/01/2049	16,400,000	20,079,709
Series A,
4.00%, 10/01/2034 - 10/01/2044	4,715,000	5,304,910
4.50%, 06/01/2028 (A)	200,000	223,510
5.00%, 10/01/2044	1,000,000	1,182,960
California Public Finance Authority, Revenue Bonds,
4.25%, 06/15/2029 (A)	790,000	814,190

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (A)	$ 350,000	$ 390,506
California Statewide Communities Development Authority, Revenue Bonds
Fixed until 04/01/2020, 1.90% (C), 04/01/2028	75,000	75,092
5.00%, 08/01/2034 - 08/01/2038	2,775,000	3,470,755
AGM,
5.00%, 10/01/2026	400,000	474,308
Series A,
3.00%, 11/01/2022 (A)	1,300,000	1,327,131
3.50%, 11/01/2027 (A)	2,630,000	2,868,120
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	906,872
Series B,
5.00%, 07/01/2030	445,000	531,837
California Statewide Communities Development Authority, Special Assessment
4.00%, 09/02/2028 - 09/02/2044	2,840,000	3,214,162
5.00%, 09/02/2034 - 09/02/2049	1,470,000	1,820,564
Carmichael Water District, Certificate of Participation,
Series A,
4.00%, 11/01/2037	2,280,000	2,729,023
Carson Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AMBAC,
4.75%, 01/01/2036	110,000	110,321
Cascade Union Elementary School District, General Obligation Unlimited
Series B, MAC,
4.00%, 08/01/2034 - 08/01/2039	445,000	507,376
Chaffey Joint Union High School District, General Obligation Unlimited,
Series B,
Zero Coupon, 08/01/2037	1,000,000	516,170
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	850,000	1,005,261
City of Azusa, Special Tax
AGM,
5.00%, 09/01/2044 - 09/01/2049	2,500,000	3,022,550
City of Beaumont, Special Tax,
5.00%, 09/01/2044	345,000	401,504
City of Irvine, Special Tax,
AGM,
5.00%, 09/01/2051	5,010,000	5,992,511
City of Lathrop, Special Assessment
4.00%, 09/02/2021 - 09/02/2022	265,000	278,410
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	7,500,000	9,087,600
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
5.00%, 05/15/2038	4,700,000	5,552,533
City of Porterville CA Sewer Revenue, Certificate of Participation,
AGM,
4.00%, 09/15/2049	3,135,000	3,619,169
City of Sacramento, Special Tax
Series 02,
5.00%, 09/01/2044 - 09/01/2049	2,585,000	3,046,853

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds,
Series B,
5.00%, 11/01/2037	$ 75,000	$ 88,450
City of Susanville Natural Gas Revenue, Revenue Bonds,
AGM,
4.00%, 06/01/2045	3,320,000	3,790,378
City of Tulare Water Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2049	700,000	786,261
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	82,192
Series A, AGM,
4.00%, 09/01/2032	110,000	124,974
5.00%, 09/01/2029 - 09/01/2030	670,000	828,377
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	62,536
5.00%, 02/01/2029	480,000	588,264
Compton Unified School District, General Obligation Unlimited,
Series B, BAM,
4.00%, 06/01/2049	5,855,000	6,563,162
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	286,879
5.00%, 09/01/2021 - 09/01/2024	1,770,000	2,020,013
County of San Bernardino, Special Tax,
4.00%, 09/01/2047	100,000	106,312
County of Santa Cruz, Certificate of Participation,
4.00%, 08/01/2033	75,000	86,674
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax,
Series A, AGM,
4.00%, 09/01/2029	60,000	67,530
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,400,000	5,747,328
3.25%, 12/01/2036	5,300,000	5,658,863
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	140,000	167,009
Durham Unified School District, General Obligation Unlimited
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2039	710,000	799,600
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2028	2,270,000	2,785,558
Etiwanda School District, Special Tax
Series 2,
2.00%, 09/01/2020	50,000	50,240
3.00%, 09/01/2021 - 09/01/2022	185,000	190,711
3.50%, 09/01/2023	75,000	78,026

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax
BAM,
2.25%, 08/15/2021 - 08/15/2023	$ 6,195,000	$ 6,242,149
Folsom Cordova Unified School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 10/01/2044	44,890,000	50,144,374
Fresno Unified School District, General Obligation Unlimited,
Series A,
5.00%, 08/01/2038	1,000,000	1,217,190
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A, AGM,
5.00%, 06/01/2040	1,000,000	1,175,530
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	15,895,000	16,939,352
5.25%, 06/01/2047	3,580,000	3,773,213
Series A-2,
5.00%, 06/01/2047	14,000,000	14,669,060
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	190,000	223,351
Heber Elementary School District, General Obligation Unlimited
Series A, MAC,
4.00%, 08/01/2035 - 08/01/2038	360,000	406,613
Konocti Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2042	740,000	873,200
Lynwood Unified School District, General Obligation Unlimited
Series B, BAM,
4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,830,431
Menifee Union School District Public Financing Authority, Special Tax
Series A,
5.00%, 09/01/2023	425,000	481,899
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,474,605
Monterey Peninsula Community College District, General Obligation Unlimited,
Zero Coupon, 08/01/2032	220,000	159,584
Oakdale Public Financing Authority, Special Tax,
2.63%, 09/01/2022	110,000	112,633
Peralta Community College District, General Obligation Unlimited
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,120,000	6,642,065
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	468,095
Pollock Pines Elementary School District, General Obligation Unlimited,
MAC,
4.00%, 08/01/2049	1,565,000	1,731,719
Rancho Cucamonga Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 05/01/2034	695,000	911,298

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	$ 1,505,000	$ 1,840,619
Riverside Redevelopment Agency Successor Agency, Tax Allocation,
Series A,
5.00%, 09/01/2020	115,000	117,887
Robla School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,245,230
5.00%, 08/01/2044	1,720,000	2,089,026
Roseland School District, General Obligation Unlimited,
Series C, MAC,
5.00%, 08/01/2046	260,000	321,116
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2026	330,000	402,270
San Diego Public Facilities Financing Authority, Revenue Bonds,
Series A,
5.00%, 10/15/2044	365,000	432,372
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,350,000	1,076,665
Sanger Unified School District, Certificate of Participation,
AGM,
3.13%, 06/01/2033	75,000	81,136
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	435,000	497,249
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	290,058
South Tahoe Redevelopment Agency, Special Tax,
Series 1,
3.38%, 10/01/2021	110,000	112,674
State of California, General Obligation Unlimited,
5.00%, 04/01/2038	7,000,000	8,098,300
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,511,936
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation,
AGM,
5.00%, 09/01/2022	50,000	55,327
Sutter Union High School District, General Obligation Unlimited,
BAM,
Zero Coupon, 08/01/2028	140,000	116,680
Tahoe-Truckee Unified School District, Certificate of Participation,
BAM,
4.00%, 06/01/2043	1,000,000	1,119,450

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	$ 20,000	$ 20,219
Upland Community Facilities District, Special Tax,
Series A,
4.00%, 09/01/2049	750,000	826,883
Vacaville Unified School District, Certificate of Participation,
AGM,
4.00%, 12/01/2024	105,000	120,833
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2034 - 08/01/2036	1,585,000	1,820,085
West Kern Community College District, Certificate of Participation
AGM,
4.00%, 11/01/2040 - 11/01/2044	1,390,000	1,580,216
Whittier Union High School District, General Obligation Unlimited,
Zero Coupon, 08/01/2026	950,000	876,403
Wilsona School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2044	500,000	552,300

		283,600,523

Colorado - 2.5%
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	440,600
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028	500,000	513,200
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	559,377
Bromley Park Metropolitan District No. 2, General Obligation Limited
Series A, BAM,
5.00%, 12/01/2031 - 12/01/2032	460,000	576,164
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
5.00%, 12/01/2037	1,500,000	1,551,555
City of Arvada, Certificate of Participation
4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,224,087
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 - 08/01/2026	420,000	470,551
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,893,407
Series A,
5.00%, 06/01/2036	540,000	633,587
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	1,960,000	2,314,427
Series A,
4.00%, 08/01/2049	2,000,000	2,222,480
4.25%, 11/01/2024	1,620,000	1,700,806
5.00%, 12/01/2033	100,000	113,415
Series B,
3.13%, 05/15/2027	1,250,000	1,252,712
5.00%, 05/15/2021 - 05/15/2026	2,815,000	3,050,061

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Housing & Finance Authority, Revenue Bonds
GNMA,
3.38%, 11/01/2033	$ 1,215,000	$ 1,313,087
3.60%, 11/01/2038	1,985,000	2,141,061
Series C, GNMA,
2.75%, 05/01/2028	355,000	385,750
2.80%, 11/01/2028	275,000	299,200
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	750,000	850,942
Erie Commons Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2039	1,300,000	1,485,367
Heather Gardens Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2024 - 12/01/2032	2,220,000	2,624,746
Meridian Metropolitan District, General Obligation Unlimited,
AGM,
5.00%, 12/01/2042	15,000	18,225
North Park Metropolitan District No. 1, Revenue Bonds,
Series A-2,
5.50%, 12/01/2034	1,000,000	1,077,960
Northglenn Urban Renewal Authority, Tax Allocation
4.00%, 12/01/2024 - 12/01/2038	2,740,000	2,994,211
Park Creek Metropolitan District, Revenue Bonds
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,409,399
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,409,771
Park Creek Metropolitan District, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2046	7,000,000	8,030,400
Sand Creek Metropolitan District, General Obligation Limited
MAC,
4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,721,736
Silver Peaks Metropolitan District No. 2, General Obligation Limited
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,840,200
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited,
AGM,
4.00%, 12/01/2044	500,000	559,875
Vauxmont Metropolitan District, General Obligation Limited,
AGM,
3.25%, 12/15/2050	2,000,000	2,101,100

		48,779,459

Connecticut - 1.4%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	1,275,000	1,485,757

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of Hartford, General Obligation Unlimited
Series A,
5.00%, 04/01/2030	$ 20,000	$ 21,579
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	552,783
Series A, BAM,
4.00%, 12/01/2027	515,000	601,093
5.00%, 12/01/2022 - 12/01/2026	11,535,000	13,891,104
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	826,430
Series B, AGM,
5.00%, 10/01/2032	100,000	115,742
Series C, AGM,
5.00%, 07/15/2023	900,000	1,022,499
Series C, BAM,
5.00%, 08/15/2021	320,000	339,546
City of New Haven, General Obligation Unlimited
Series A,
5.50%, 08/01/2034 - 08/01/2038	1,855,000	2,272,967
Series A, BAM-TCRS,
5.00%, 08/01/2037	635,000	758,431
Series B, BAM,
5.00%, 08/15/2025	40,000	47,954
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031	370,000	410,541
3.90%, 06/15/2033	405,000	448,408
Series A-1,
3.10%, 05/15/2028	2,015,000	2,201,508
Series B-1,
2.40%, 11/15/2026	90,000	95,129
Series B3,
2.40%, 05/15/2026	55,000	58,270
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series G,
4.00%, 07/01/2020	100,000	101,190
Series J,
5.00%, 07/01/2034 - 07/01/2037	720,000	770,680
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	25,000	26,866
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
5.00%, 08/01/2022	15,000	16,481
Town of Hamden, General Obligation Unlimited,
BAM,
6.00%, 08/15/2033	1,190,000	1,558,579

		27,623,537

Delaware - 0.3%
Delaware Municipal Electric Corp., Revenue Bonds
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2044	3,135,000	3,886,456

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Delaware (continued)
Delaware State Economic Development Authority, Revenue Bonds
5.00%, 08/01/2049	$ 900,000	$ 1,047,258
5.38%, 10/01/2045	80,000	81,792

		5,015,506

District of Columbia - 0.6%
District of Columbia, Revenue Bonds
4.00%, 07/01/2049	1,000,000	1,103,490
Series A,
4.13%, 07/01/2027	1,000,000	1,056,920
5.00%, 07/01/2032	1,500,000	1,644,045
Series B,
3.88%, 07/01/2024	1,500,000	1,500,315
Series C,
4.00%, 12/01/2021	25,000	26,427
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	2,010,000	2,223,321
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A,
5.00%, 10/01/2023	25,000	27,713
Series C,
4.00%, 10/01/2020	120,000	122,483
Metropolitan Washington Airports Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2020	25,000	25,678
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
5.00%, 10/01/2053	505,000	539,699
AGM,
4.00%, 10/01/2053	1,500,000	1,697,265
Series B, AGM-CR,
6.50% (D), 10/01/2044	1,050,000	1,422,277

		11,389,633

Florida - 4.9%
Board of Governors State University System of Florida, Revenue Bonds,
Series B,
5.00%, 07/01/2020	140,000	142,362
Bridgewater Community Development District, Special Assessment,
4.50%, 05/01/2031	25,000	28,022
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	361,508
4.25%, 07/01/2021 (A)	435,000	442,373
Capital Trust Agency, Inc., Revenue Bonds
3.50%, 07/01/2020 - 07/01/2022 (A)	1,885,000	1,912,834
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	90,000	91,413
2.75%, 09/01/2025 - 09/01/2026	460,000	492,841
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2032 - 12/01/2033	735,000	818,738
City of Jacksonville, Revenue Bonds
Series A,
5.00%, 10/01/2030	1,000,000	1,220,760
Series C,
5.00%, 10/01/2031	100,000	109,769

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Miami Gardens, General Obligation Unlimited,
BAM-TCRS,
5.00%, 07/01/2031	$ 1,775,000	$ 2,054,598
City of North Port, Special Assessment,
BAM,
5.00%, 07/01/2020	90,000	91,485
City of Orlando, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,080,000	5,180,252
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	7,930,000	9,743,142
City of Pompano Beach, Revenue Bonds,
4.00%, 09/01/2020	315,000	319,999
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	60,923
City of Tampa, Revenue Bonds,
Series A,
5.00%, 11/15/2025	25,000	27,226
Columbia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 07/01/2026	440,000	526,438
County of Lake, Revenue Bonds
5.00%, 01/15/2029 - 01/15/2049 (A)	1,750,000	1,947,551
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds
Series B,
4.00%, 10/01/2049	20,000,000	22,857,000
5.00%, 10/01/2044	1,000,000	1,252,670
County of Polk Utility System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2043	10,000,000	11,271,200
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	60,443
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,050,000	1,221,801
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.10%, 07/01/2028	525,000	543,139
2.20%, 01/01/2023	125,000	128,769
2.25%, 07/01/2023	105,000	108,333
2.30%, 01/01/2024	275,000	285,483
2.35%, 07/01/2024	455,000	475,461
2.45%, 01/01/2025	375,000	394,579
2.50%, 07/01/2025	440,000	465,036
2.65%, 01/01/2026	450,000	477,540
2.70%, 07/01/2026	225,000	240,032
2.75%, 01/01/2027	445,000	477,080
2.80%, 07/01/2027	445,000	477,227
2.85%, 01/01/2028	150,000	161,418
2.90%, 07/01/2028	345,000	371,686
3.75%, 07/01/2035	2,345,000	2,507,743
Florida Keys Aqueduct Authority, Revenue Bonds
Series A,
5.00%, 09/01/2041 - 09/01/2049	2,250,000	2,633,245
Hillsborough County School Board, Revenue Bonds,
AGM,
5.00%, 10/01/2020	390,000	400,362

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Lee County Industrial Development Authority, Revenue Bonds
5.00%, 11/15/2039 - 11/15/2044	$ 3,500,000	$ 4,095,440
Manatee County School District, Revenue Bonds,
AGM,
5.00%, 10/01/2021	50,000	53,418
Martin County Health Facilities Authority, Revenue Bonds,
AGM-CR,
5.50%, 11/15/2042	15,000	16,180
North Sumter County Utility Dependent District, Revenue Bonds
5.00%, 10/01/2042	100,000	107,265
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	643,323
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,932,833
Series B,
5.00%, 10/01/2044	200,000	235,910
Orange County Housing Finance Authority, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.15%, 09/01/2032	435,000	462,757
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (C), 08/01/2047	1,000,000	1,023,720
Tradition Community Development District No. 1, Special Assessment
AGM,
3.50%, 05/01/2020	1,325,000	1,332,990
4.00%, 05/01/2023	275,000	299,549
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (A)	300,000	306,987
3.25%, 05/01/2026	2,460,000	2,556,309
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	570,000	689,645
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	370,000	435,716

		94,574,523

Georgia - 1.5%
Atlanta Development Authority
5.00%, 07/01/2020	150,000	152,507
Bibb County Development Authority, Revenue Bonds,
5.25%, 06/01/2050	5,720,000	7,117,053
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,022,460
Cornelia Urban Redevelopment Agency, Revenue Bonds,
AGM,
5.00%, 10/01/2054	1,440,000	1,731,888
Development Authority for Fulton County, Revenue Bonds,
4.00%, 07/01/2049	6,460,000	7,288,495

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Floyd County School District, General Obligation Unlimited,
5.00%, 07/01/2020	$ 100,000	$ 101,654
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	725,942
3.25%, 12/01/2037	1,320,000	1,384,838
Series B,
3.40%, 12/01/2037	2,285,000	2,448,469
Series C,
2.85%, 06/01/2028 - 12/01/2028	570,000	616,274
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.00%, 05/15/2049	5,000,000	7,151,600
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds,
Series A, NATL,
5.00%, 07/01/2020	100,000	101,691
State of Georgia, General Obligation Unlimited,
Series I,
4.00%, 07/01/2020	25,000	25,321

		29,868,192

Guam - 0.0% (E)
Guam Government Waterworks Authority, Revenue Bonds
5.00%, 07/01/2023 - 07/01/2031	335,000	392,197
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	100,000	108,209
Series A, AGM,
5.00%, 10/01/2026	200,000	220,042

		720,448

Idaho - 0.3%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,500,000	4,702,455
Idaho Health Facilities Authority, Revenue Bonds,
Series D,
5.00%, 12/01/2032	50,000	54,657
Idaho Housing & Finance Association, Revenue Bonds
5.00%, 07/15/2020	285,000	290,124
Series A,
4.00%, 07/01/2026	280,000	299,838
4.63%, 07/01/2029 (A)	185,000	204,627
Series A-1, Class I,
2.75%, 07/01/2031	335,000	339,194

		5,890,895

Illinois - 14.4%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	312,492
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,564,936
5.00%, 02/01/2029	1,345,000	1,590,113

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Berwyn Municipal Securitization Corp., Revenue Bonds,
AGM-CR,
5.00%, 01/01/2035	$ 8,230,000	$ 10,167,589
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2023	2,705,000	2,600,825
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,622,761
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	4,910,000	5,532,572
Chicago Board of Education, General Obligation Unlimited
Series A,
4.00%, 12/01/2020	3,245,000	3,305,032
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	437,335
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	159,330
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	23,791
Chicago O’Hare International Airport, Revenue Bonds
BAM-TCRS,
5.00%, 01/01/2039	25,000	27,659
Series B,
5.00%, 01/01/2021	150,000	155,537
Chicago Transit Authority, Revenue Bonds,
AGM-CR,
5.00%, 12/01/2051	25,000	29,132
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2020 - 03/01/2024	2,335,000	2,518,927
Series A, BAM,
4.00%, 03/01/2022	945,000	994,310
City of Chicago, General Obligation Unlimited
Series A,
5.50%, 01/01/2049	2,750,000	3,338,747
Series A, AGM,
4.75%, 01/01/2030 - 01/01/2038	145,000	145,248
5.00%, 01/01/2026 - 01/01/2027	160,000	160,291
Series C,
5.00%, 01/01/2026 - 01/01/2034	3,030,000	3,529,559
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	750,000	763,388
5.00%, 01/01/2022 - 01/01/2024	700,000	751,688
BAM-TCRS,
3.00%, 01/01/2021	475,000	483,740
Series A, AGM,
5.25%, 01/01/2042	675,000	806,281
City of Chicago Waterworks Revenue, Revenue Bonds
4.00%, 11/01/2023	500,000	535,455
5.00%, 11/01/2021 - 11/01/2028	3,500,000	3,771,475
AGM-CR,
5.00%, 11/01/2027	140,000	153,412
Series A-1,
5.00%, 11/01/2024	5,000,000	5,803,700

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	$ 1,240,000	$ 1,390,053
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,412,235
City of East Peoria, General Obligation Unlimited,
Series A, AGM,
4.20%, 01/01/2028	200,000	205,992
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	585,000	620,170
City of Kankakee, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/01/2027	675,000	748,082
City of Monmouth, General Obligation Unlimited,
Series B, BAM,
3.00%, 12/01/2023	130,000	138,892
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	163,259
Series B, AGM,
4.00%, 11/01/2023	40,000	43,768
City of Sterling, General Obligation Unlimited,
AGM,
3.00%, 12/01/2024	140,000	150,095
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,637,820
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	2,120,000	2,543,694
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,126,132
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	70,000	80,526
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	890,041
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	930,000	999,387
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2020 - 12/01/2024	1,445,000	1,586,124
BAM-TCRS,
5.25%, 12/01/2027	1,825,000	2,076,175
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,665,854
Cook County Community High School District No. 233
3.00%, 12/01/2020	100,000	101,688

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	$ 430,000	$ 452,945
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,823,830
Cook County School District No. 111, General Obligation Unlimited,
AGM,
4.00%, 12/01/2034	1,000,000	1,125,830
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,068,729
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2021 - 11/01/2025	1,420,000	1,325,592
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	325,000	336,183
Cook County School District No. 162, General Obligation Limited,
AGM,
4.00%, 12/01/2027	250,000	255,348
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	70,000	75,319
Cook County School District No. 31, General Obligation Limited
Series A,
3.00%, 12/01/2021	100,000	102,937
Cook County Township High School District No. 201, General Obligation Limited,
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	91,994
Cook County Township High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	796,600
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,755,460
County of Cook, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,655,520
County of Union, General Obligation Unlimited,
AGM,
4.25%, 09/01/2042	1,665,000	1,925,672
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	2,060,000	2,162,485
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited,
Series B, AGM,
4.00%, 12/01/2034	785,000	880,056

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
DuPage County School District No. 2, General Obligation Unlimited,
4.00%, 05/01/2037 (F)	$ 500,000	$ 573,505
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	2,050,000	2,228,739
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	176,675
Illinois Development Finance Authority, Revenue Bonds,
AGM,
Zero Coupon, 01/01/2021	30,000	29,703
Illinois Finance Authority
Series A,
4.00%, 11/01/2023	405,000	424,930
5.00%, 11/01/2025	440,000	491,489
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	675,000	730,721
5.00%, 08/01/2025 - 08/01/2031	3,975,000	4,742,782
AGM,
4.00%, 12/01/2023	140,000	153,255
5.00%, 12/01/2036	1,900,000	2,224,330
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,670,407
Series A-1,
3.50%, 12/01/2027 (G)	945,000	444,150
Series A-2,
Fixed until 02/12/2020, 5.00% (C), 11/01/2030	150,000	150,135
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	173,682
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,487,328	1,533,331
Series A-1,
3.00%, 02/01/2022	340,000	351,890
Illinois State Toll Highway Authority, Revenue Bonds
Series A,
4.50%, 12/01/2020	250,000	257,335
Series B,
5.00%, 01/01/2037	140,000	166,873
Series D,
5.00%, 01/01/2024	45,000	51,832
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,300,000	1,244,698
Jackson County Community Unit School District No. 186, General Obligation Unlimited
AGM,
4.00%, 12/01/2036 - 12/01/2038	655,000	729,009
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2027	4,040,000	4,778,121

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Joliet Regional Port District, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/30/2024	$ 250,000	$ 278,275
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	260,000	293,363
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	148,815
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,200,000	1,266,240
5.00%, 02/01/2024 - 02/01/2025	5,000,000	5,855,307
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	107,623
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series B,
3.50%, 01/01/2027	185,000	198,470
La Salle & Livingston Counties Township High School District No. 40, General Obligation Unlimited,
AGM,
4.00%, 12/01/2036	315,000	362,956
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	105,000	110,740
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	105,000	110,509
Lake County School District No. 38, General Obligation Unlimited,
BAM-TCRS,
3.00%, 02/01/2022	2,500,000	2,572,950
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,183,901
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,279,988
3.50%, 12/01/2024	1,270,000	1,396,047
4.00%, 12/01/2025	1,360,000	1,565,319
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited
BAM,
4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,769,393

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
Series B, BAM,
3.50%, 03/01/2029	$ 1,700,000	$ 1,815,991
Madison Bond Etc. Counties Community Unit School District No. 5, General Obligation Unlimited,
Series A, AGM,
4.00%, 02/01/2025	410,000	458,130
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2021	105,000	111,818
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	4,097,984
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,682,086
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	510,000	477,600
McHenry County Community Unit School District No. 12, General Obligation Unlimited
BAM,
5.00%, 01/01/2035	2,625,000	2,994,075
Series A, AGM,
5.00%, 01/01/2023	70,000	76,856
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	131,626
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,360,349
Metropolitan Pier & Exposition Authority, Revenue Bonds
5.50%, 06/15/2050	745,000	757,330
BAM-TCRS,
5.00%, 06/15/2052	500,000	570,155
NATL,
5.70% (D), 06/15/2023	165,000	186,518
Series A, NATL,
Zero Coupon, 06/15/2026	100,000	88,131
Series B,
5.00%, 12/15/2028	145,000	155,399
Series B, AGM,
5.00%, 06/15/2050	3,295,000	3,344,161
Series B2, BAM-TCRS,
5.25%, 06/15/2050	440,000	446,965
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/01/2032	270,000	301,023
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2020 - 07/01/2023	2,065,000	2,117,520
4.00%, 07/01/2025	565,000	630,783
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	125,000	126,005
4.00%, 07/01/2021 - 07/01/2022	1,015,000	1,073,670

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	$ 105,000	$ 120,803
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	610,000	630,990
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,187,725
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	625,000	687,509
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.25%, 06/01/2020 - 06/01/2021	185,000	189,478
5.38%, 06/01/2021	85,000	89,697
6.00%, 06/01/2028	75,000	80,036
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	79,656
Rock Island County Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	175,000	179,547
4.00%, 12/01/2023	285,000	311,428
5.00%, 12/01/2024 - 12/01/2041	1,725,000	2,054,704
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	165,956
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	503,712
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	418,740
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	453,849
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,182,990
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	1,645,000	1,565,998
St. Clair County High School District No. 201, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	4,040,000	4,795,197
State of Illinois, General Obligation Unlimited
5.00%, 02/01/2022 - 04/01/2024	190,000	205,929
5.50%, 07/01/2025	185,000	207,178
BAM-TCRS,
4.00%, 06/01/2041	18,625,000	20,434,605

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	$ 1,355,000	$ 1,599,071
Town of Cicero, General Obligation Unlimited,
Series B, AGM,
4.20%, 12/01/2027	340,000	345,909
University of Illinois, Revenue Bonds
Series A, AGM,
4.00%, 04/01/2043	5,795,000	6,484,547
Series A, AMBAC,
5.50%, 04/01/2022	75,000	82,038
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,445,000	1,601,508
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	105,851
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2027	235,000	273,366
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,049,520
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2020 - 12/01/2022	510,000	525,294
Village of Calumet Park, General Obligation Unlimited
BAM,
4.00%, 12/01/2021 - 12/01/2032	2,490,000	2,757,228
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,599,832
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,245,000	8,116,841
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,510
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	265,149
Village of Hazel Crest, General Obligation Unlimited
BAM,
4.00%, 12/01/2024 - 12/01/2025	640,000	723,584
Village of Lombard, General Obligation Unlimited
4.00%, 01/01/2021	910,000	926,871
5.00%, 01/01/2022 - 01/01/2024	1,740,000	1,885,200
Village of Lyons, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2039	4,440,000	5,087,218
5.00%, 12/01/2032	125,000	135,656
Series C, BAM,
3.00%, 12/01/2020	85,000	86,343
4.00%, 12/01/2022 - 12/01/2023	550,000	590,741
Village of Matteson, Revenue Bonds
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,334,968

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Midlothian, General Obligation Unlimited,
BAM,
4.00%, 01/01/2038	$ 1,000,000	$ 1,126,160
Village of Montgomery, Special Assessment
BAM,
2.10%, 03/01/2020	190,000	190,162
2.85%, 03/01/2024	192,000	199,526
3.00%, 03/01/2025	135,000	142,228
3.10%, 03/01/2026	265,000	282,845
3.30%, 03/01/2028	204,000	219,043
3.40%, 03/01/2029	739,000	793,479
3.45%, 03/01/2030	139,000	148,794
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	100,000	103,441
Village of Mundelein, General Obligation Unlimited,
AGM,
4.00%, 12/15/2039	720,000	815,393
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.00%, 12/01/2020	260,000	262,410
Village of Pingree Grove Special Service Area No. 2, Special Tax,
AGM,
2.00%, 03/01/2020	210,000	210,162
Village of South Holland, General Obligation Unlimited,
Series B,
4.00%, 12/15/2022	105,000	112,628
Village of Stone Park, General Obligation Unlimited
Series B, BAM,
4.00%, 02/01/2035 - 02/01/2036	310,000	341,638
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	78,960
Wauconda Special Service Area No.1, Special Tax,
Series A, BAM,
5.00%, 03/01/2033	305,000	349,493
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2020 - 06/01/2033	5,625,000	5,843,775
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,096,116
5.00%, 10/01/2024	3,330,000	3,781,215
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2021 - 04/01/2024	2,030,000	2,205,558
Will County Community High School District No. 210, General Obligation Unlimited
4.00%, 01/01/2022	5,000,000	5,007,650
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,796,750
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,290,881

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	$ 610,000	$ 566,483
Series B, AGM,
5.00%, 01/01/2026	515,000	623,953
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,105,000	9,306,404
Will Grundy Et Cetera County Revenue, General Obligation Unlimited,
Series B,
5.00%, 06/01/2038	200,000	223,998

		278,073,592

Indiana - 2.3%
Aurora School Building Corp., Revenue Bonds,
5.00%, 07/15/2020	115,000	117,047
Ball State University, Revenue Bonds,
Series R,
5.00%, 07/01/2020	100,000	101,671
Bloomington Redevelopment District, Tax Allocation
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	2,465,000	2,948,320
Center Grove 2000 Building Corp., Revenue Bonds,
5.00%, 07/10/2020	50,000	50,869
City of Evansville, Revenue Bonds,
Series A, AGM,
5.00%, 02/01/2025	140,000	166,246
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	6,295,000	6,758,941
Series D,
Fixed until 06/01/2021, 2.05% (C), 04/01/2025	645,000	651,650
Evansville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 02/01/2028 - 02/01/2029	5,840,000	6,712,619
5.00%, 02/01/2026	700,000	850,493
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	135,000	151,714
Hammond Multi-School Building Corp., Revenue Bonds
4.00%, 07/15/2020 - 07/15/2021	1,265,000	1,294,612
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	960,000	1,018,301
4.00%, 02/01/2021	405,000	416,798
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,585,541
Series A,
4.00%, 09/15/2044 - 09/15/2049	1,040,000	1,133,519
5.00%, 09/15/2021 - 09/15/2026	945,000	1,063,817
Indiana Finance Authority Revenue Educational Facilities
4.00%, 02/01/2040	25,000	28,387
Indiana Health Facility Financing Authority, Revenue Bonds
Fixed until 05/01/2020, 1.25% (C), 11/01/2027	2,785,000	2,786,643
5.00%, 11/15/2034	1,725,000	2,066,998

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	$ 225,000	$ 232,970
Series C-1, GNMA, FNMA, FHLMC,
3.25%, 01/01/2032	1,515,000	1,631,731
Indiana University, Revenue Bonds,
Series A,
5.00%, 06/01/2024	50,000	58,730
Jeffersonville Redevelopment Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2026	760,000	856,026
Lake Central School Corp.
4.00%, 07/15/2020	350,000	354,641
Merrillville Building Corp., Revenue Bonds
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,720,000	3,088,519
Merrillville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 07/15/2036 - 12/15/2039	3,335,000	3,776,627
Vincennes University, Revenue Bonds,
Series J,
5.00%, 06/01/2020	100,000	101,329
Wawasee High School Building Corp., Revenue Bonds,
5.00%, 07/15/2038	1,300,000	1,548,014

		43,552,773

Iowa - 0.0% (E)
City of Ames, General Obligation Unlimited,
Series A,
2.25%, 06/01/2028	120,000	124,441
County of Hamilton, General Obligation Unlimited,
Series A,
2.00%, 06/01/2020	305,000	306,043

		430,484

Kansas - 0.3%
City of Dodge City, Revenue Bonds,
3.00%, 07/15/2021	80,000	82,363
City of Wichita, Revenue Bonds,
Series I,
5.00%, 05/15/2028	300,000	339,309
Kansas Development Finance Authority, Revenue Bonds,
Series C, BAM,
4.00%, 05/01/2022	90,000	95,723
Kansas Independent College Finance Authority, Revenue Bonds,
5.50%, 05/01/2020	1,000,000	1,006,970
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	990,000	1,081,927

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Montgomery County Unified School District No. 446, General Obligation Unlimited
BAM,
5.00%, 09/01/2027 - 09/01/2030	$ 3,125,000	$ 3,841,376
Unified Government of Greeley County, General Obligation Unlimited,
Series B,
5.00%, 12/01/2037	225,000	267,899

		6,715,567

Kentucky - 2.2%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	69,841
3.25%, 09/01/2028	545,000	580,365
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	685,000	823,459
County of Hardin, Revenue Bonds,
AGM,
5.75%, 08/01/2033	20,000	22,687
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	125,000	140,920
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	140,000	156,304
Kentucky Economic Development Finance Authority, Revenue Bonds
5.25%, 08/15/2046	1,230,000	1,291,094
AGM,
5.00%, 12/01/2045 - 12/01/2047	1,580,000	1,840,288
Kentucky Municipal Power Agency, Revenue Bonds
Series A,
Fixed until 03/01/2026, 3.45% (C), 09/01/2042	2,500,000	2,608,425
Series A, NATL,
5.00%, 09/01/2023 - 09/01/2042	165,000	187,798
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	3,450,000	4,268,581
Kentucky Turnpike Authority
Series A,
5.00%, 07/01/2020	420,000	426,791
Kentucky Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2021	45,000	47,497
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	17,290,000	19,909,589
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	155,000	165,914
4.00%, 04/01/2030 - 04/01/2032	435,000	481,203

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	$ 55,000	$ 56,365
2.38%, 02/01/2025	240,000	253,298
2.50%, 02/01/2027	305,000	324,236
3.00%, 02/01/2028 - 02/01/2032	365,000	394,628
Northern Kentucky University
4.00%, 09/01/2020	100,000	101,750
Northern Kentucky University, Revenue Bonds,
Series A,
4.00%, 09/01/2025	900,000	1,030,455
Paducah Electric Plant Board, Revenue Bonds
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	2,330,000	2,830,253
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	957,227
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,187,117

		43,156,085

Louisiana - 2.3%
City of Ruston, Revenue Bonds,
AGM,
5.00%, 06/01/2036	260,000	308,448
Fremaux Economic Development District, Revenue Bonds,
5.00%, 11/01/2034	250,000	258,593
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2032	25,000	31,320
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 08/01/2026 - 08/01/2029	13,795,000	17,114,989
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,160,000	3,646,826
AGM,
5.00%, 06/01/2021	65,000	68,413
New Orleans Aviation Board, Revenue Bonds
AGM,
5.00%, 10/01/2033 - 10/01/2048	8,265,000	10,011,919
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds
Series A,
5.00%, 07/01/2033 - 07/01/2048	10,015,000	12,219,400

		43,659,908

Maine - 0.6%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	640,000	767,866
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	350,000	432,296
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2038	35,000	42,737

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds
Series A,
3.00%, 11/15/2044	$ 2,020,000	$ 2,059,249
Series B,
2.75%, 11/15/2028	410,000	439,401
2.90%, 11/15/2029	880,000	945,551
3.15%, 11/15/2039	1,680,000	1,764,605
3.35%, 11/15/2044	130,000	136,930
Series C,
2.35%, 11/15/2027	245,000	256,246
2.50%, 11/15/2028	550,000	576,339
2.75%, 11/15/2031	2,120,000	2,198,864
Series D-1,
2.50%, 11/15/2026	510,000	545,103
2.65%, 11/15/2027	755,000	806,370
2.80%, 11/15/2028	570,000	610,801
2.95%, 11/15/2029	350,000	375,564

		11,957,922

Maryland - 0.2%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2028	50,000	57,319
City of Rockville, Revenue Bonds
Series A-2,
2.25%, 11/01/2022	250,000	251,455
5.00%, 11/01/2023	345,000	383,837
Series A1,
5.00%, 11/01/2021 - 11/01/2023	550,000	597,863
Series C,
3.00%, 11/01/2025	1,500,000	1,503,225
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/01/2021	35,000	37,049
Montgomery County Revenue Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2020	85,000	86,924

		2,917,672

Massachusetts - 0.8%
Commonwealth of Massachusetts, General Obligation Limited
Series A,
5.00%, 07/01/2037	45,000	53,877
Series B,
5.00%, 06/01/2024	125,000	126,686
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	315,000	339,047
4.38%, 10/01/2029	300,000	323,454
Massachusetts Bay Transportation Authority, Revenue Bonds,
0.90% (C), 03/01/2030	145,000	145,000
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2039	250,000	285,872
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,080,000	1,311,053
Series K,
4.00%, 07/01/2038	5,255,000	5,873,829
Series S-2,
Fixed until 01/30/2025, 5.00% (C), 07/01/2038	75,000	89,414

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	$ 940,000	$ 1,006,768
Series 183,
2.80%, 06/01/2031	1,575,000	1,644,127
Series 187, FNMA,
2.65%, 12/01/2027	740,000	793,953
2.80%, 06/01/2028 - 12/01/2028	2,915,000	3,118,387
Series C,
2.40%, 12/01/2025	210,000	225,975
2.60%, 12/01/2026	150,000	160,317
2.70%, 06/01/2027	150,000	163,694
2.85%, 06/01/2028	160,000	172,734
2.90%, 12/01/2028	125,000	134,788

		15,968,975

Michigan - 3.3%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	100,000	123,411
Capac Community School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2027 - 05/01/2031	1,240,000	1,462,439
Chelsea School District, General Obligation Unlimited,
Series D,
4.00%, 05/01/2020	200,000	201,466
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	90,000	104,411
Clarkston Community Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2041	20,000	23,716
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	145,000	151,283
Detroit Downtown Development Authority, Tax Allocation,
5.00%, 07/01/2048	10,000,000	11,163,200
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,775,000	3,048,476
East Lansing Economic Development Corp., Revenue Bonds,
Series B,
2.95%, 07/01/2020	50,000	50,251
Fitzgerald Public School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2025	630,000	712,121
Forest Hills Public Schools, General Obligation Unlimited,
Series I,
3.00%, 05/01/2024	85,000	92,053
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	1,240,000	1,249,734
Grand Rapids Public Schools, General Obligation Unlimited
AGM,
5.00%, 05/01/2030 - 11/01/2039	1,730,000	2,145,788

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Kirtland Community College, General Obligation Unlimited,
BAM,
4.00%, 05/01/2020	$ 150,000	$ 151,103
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	2,725,000	3,228,389
Meridian Economic Development Corp., Revenue Bonds
Series A,
2.95%, 07/01/2020	450,000	452,255
3.25%, 07/01/2021	605,000	617,396
Michigan Finance Authority, Revenue Bonds
5.00%, 12/01/2035	1,340,000	1,439,709
5.25%, 10/01/2043	20,000	22,529
Michigan State Hospital Finance Authority, Revenue Bonds
Series F,
Fixed until 04/01/2021, 1.90% (C), 11/15/2047	1,320,000	1,332,566
Fixed until 03/15/2023, 2.40% (C), 11/15/2047	745,000	773,079
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	3,835,000	4,099,845
Series D,
3.65%, 10/01/2032	2,700,000	2,779,191
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,500,000	2,904,450
North Branch Area Schools, General Obligation Unlimited,
5.00%, 05/01/2020	200,000	201,922
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2030 - 05/01/2031	825,000	945,310
Series A,
4.00%, 05/01/2025	130,000	148,571
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,328,841
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	451,556
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	54,525
Three Rivers Community Schools, General Obligation Unlimited,
2.00%, 05/01/2020	100,000	100,252
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	5,170,000	5,880,823
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	811,413
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	6,710,000	7,824,424

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	$ 250,000	$ 312,360
Zeeland Public Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2026 - 05/01/2030	5,820,000	7,320,552

		64,709,410

Minnesota - 1.8%
City of Apple Valley, Revenue Bonds,
4.25%, 09/01/2038	1,000,000	1,047,990
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	250,000	261,177
4.40%, 07/01/2025	125,000	131,766
City of Red Wing, Revenue Bonds,
Class A,
5.00%, 08/01/2047	1,250,000	1,319,375
City of St. Cloud, Revenue Bonds,
Series A,
3.00%, 04/01/2021	250,000	170,000
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027	2,455,000	2,543,002
4.00%, 02/01/2030	750,000	802,117
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,933,793
Dakota County Community Development Agency, Revenue Bonds,
Series A,
5.00%, 09/01/2029	705,000	757,121
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
5.00%, 11/15/2025 - 12/01/2030	850,000	1,015,342
Series B,
4.25%, 04/01/2025	170,000	174,966
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	112,270
Series B, GNMA, FNMA, FHLMC,
2.40%, 01/01/2035 (F)	5,940,000	5,979,976
2.63%, 01/01/2040 (F)	7,510,000	7,564,297
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	105,000	110,815
2.95%, 07/01/2025	70,000	74,773
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	3,345,000	3,591,159
Series F,
2.90%, 01/01/2026	215,000	230,446
2.95%, 07/01/2026	265,000	284,191
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	1,280,000	1,291,482
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	705,618

		34,101,676

Mississippi - 0.9%
Mississippi Development Bank, Revenue Bonds
4.00%, 07/01/2049	400,000	448,800
AGM,
6.88%, 12/01/2040	340,000	406,609

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Development Bank, Revenue Bonds (continued)
AGM-CR,
5.25%, 02/01/2049	$ 7,440,000	$ 9,318,898
Series A,
5.00%, 03/01/2022	650,000	651,937
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	695,000	727,582
2.35%, 06/01/2025	320,000	338,886
2.45%, 12/01/2025	520,000	556,150
2.70%, 12/01/2026	475,000	515,551
2.75%, 06/01/2027	150,000	162,852
2.80%, 12/01/2027	75,000	81,959
2.85%, 06/01/2028	170,000	185,834
2.95%, 12/01/2028	535,000	585,846
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028	80,000	86,135
West Rankin Utility Authority, Revenue Bonds
AGM,
5.00%, 01/01/2037 - 01/01/2038	3,105,000	3,606,589

		17,673,628

Missouri - 0.8%
Belton School District No. 124, Certificate of Participation,
AGM,
5.00%, 01/15/2044	700,000	784,973
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2020 - 11/01/2021	750,000	757,109
4.00%, 11/01/2022	350,000	364,291
City of Kansas City, Revenue Bonds,
Series A,
5.00%, 09/01/2034	100,000	100,277
Hannibal Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2037	1,500,000	1,781,295
Industrial Development Authority of the City of St. Louis, Tax Allocation,
3.75%, 11/01/2027	405,000	417,838
Lincoln University Auxiliary System Revenue, Revenue Bonds
AGM,
4.00%, 06/01/2035 - 06/01/2037	840,000	933,447
5.00%, 06/01/2027	870,000	1,072,466
Missouri Housing Development Commission, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	5,229
2.55%, 11/01/2029	430,000	448,769
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	250,000	298,863
Missouri Southern State University, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2037	170,000	188,775
Missouri State Health & Educational Facilities Authority, Revenue Bonds
Series A,
5.00%, 02/01/2029 - 02/01/2042	2,895,000	3,327,846

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
St. Louis County Industrial Development Authority, Special Assessment,
2.38%, 03/01/2020 (A)	$ 300,000	$ 300,072
St. Louis Municipal Finance Corp., Revenue Bonds
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	4,160,000	5,064,892

		15,846,142

Montana - 0.2%
Missoula High School District No. 1, General Obligation Unlimited,
4.00%, 07/01/2034	345,000	397,326
Montana Board of Housing, Revenue Bonds,
Series A,
3.75%, 12/01/2038	335,000	367,827
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2030	575,000	723,143
Series C,
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,702,433

		3,190,729

Nebraska - 0.5%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	880,000	1,175,539
City of La Vista, Revenue Bonds,
3.00%, 07/15/2034	475,000	489,568
Madison County Hospital Authority No. 1, Revenue Bonds,
Series V,
5.00%, 07/01/2025	1,765,000	2,062,367
Omaha Public Power District, Revenue Bonds
Series A,
5.00%, 02/01/2033 - 02/01/2034	4,025,000	4,749,332
Papio-Missouri River Natural Resource District, General Obligation Limited
4.00%, 12/15/2027 - 12/15/2029	425,000	455,847
Thurston County School District No. 16, General Obligation Limited,
3.88%, 06/15/2029	100,000	101,482

		9,034,135

Nevada - 0.3%
City of Carson, Revenue Bonds,
5.00%, 09/01/2034	700,000	840,987
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022, 3.00% (C), 03/01/2036	1,200,000	1,250,508
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	355,000	360,715
2.25%, 09/01/2024	550,000	566,522
2.38%, 03/01/2021 - 03/01/2022	1,240,000	1,263,466
2.50%, 03/01/2023 - 09/01/2025	1,390,000	1,440,824

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada (continued)
Las Vegas Special Improvement District Nos. 808 & 810, Special Assessment,
4.00%, 06/01/2020	$ 170,000	$ 171,134
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	54,771

		5,948,927

New Hampshire - 0.1%
New Hampshire Housing Finance Authority, Revenue Bonds,
3.55%, 07/01/2037	925,000	989,306

New Jersey - 7.5%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	255,000	294,737
Series A,
5.00%, 01/15/2029	10,000	11,869
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	900,000	1,073,916
City of Bayonne, General Obligation Unlimited,
AGM,
5.00%, 08/01/2024	70,000	81,708
City of Newark, General Obligation Unlimited,
Series A,
5.00%, 10/01/2020	55,000	56,113
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	355,000	390,724
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	200,000	246,858
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,431,166
Cumberland County Improvement Authority, Revenue Bonds
BAM,
5.00%, 12/15/2023 - 12/15/2024	845,000	995,690
Essex County Improvement Authority, Revenue Bonds
4.00%, 11/01/2045	3,475,000	3,885,050
Series A,
5.00%, 12/01/2035 (G)	535,000	481,500
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,950,000	6,287,985
Series C, AGM,
5.25%, 11/01/2021	45,000	48,204
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2030	150,000	169,696
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,698,433
Little Egg Harbor Board of Education, General Obligation Unlimited,
AGM,
4.00%, 01/15/2021	125,000	128,597

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	$ 45,000	$ 45,105
Series A, BAM,
5.00%, 06/15/2028	475,000	569,610
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 11/01/2044	10,000,000	11,997,900
Series A,
3.50%, 09/01/2022 (A)	120,000	121,506
4.25%, 09/01/2027 (A)	200,000	216,392
5.00%, 06/15/2022 - 06/15/2025	8,675,000	9,881,295
5.00%, 09/01/2037 (A)	750,000	834,825
Series A, BAM,
3.13%, 07/01/2031	2,440,000	2,586,522
5.00%, 06/15/2021 - 07/01/2028	12,830,000	14,825,467
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,850,000	19,568,846
Series B,
4.25%, 09/01/2022 (A)	140,000	140,764
Series C,
4.00%, 06/15/2025	1,825,000	2,038,981
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,339,032
Series DDD,
5.00%, 06/15/2020 - 06/15/2024	2,100,000	2,402,693
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	6,985,000	8,534,816
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,708,824
Series UU, AGM-CR,
5.00%, 06/15/2025	905,000	1,046,470
New Jersey Educational Facilities Authority, Revenue Bonds
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,895,423
Series F, AGC,
4.00%, 07/01/2020	635,000	642,633
Series H, AGM,
5.00%, 07/01/2026	610,000	728,425
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2023	50,000	54,810
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2046	1,025,000	1,187,286
New Jersey Higher Education Student Assistance Authority, Revenue Bonds,
Series A,
2.38%, 12/01/2029	4,930,000	5,046,447
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,120,000	2,238,593
2.85%, 11/01/2025	1,830,000	1,969,702
Series B,
2.00%, 05/01/2021	3,825,000	3,865,430
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,345,937
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2022	3,030,000	3,405,478
Series B, AGC-ICC, FGIC,
5.50%, 12/15/2020	100,000	103,833
Series B, AMBAC,
5.25%, 12/15/2023	30,000	34,456

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2033	$ 15,000	$ 18,927
Parking Authority of the City of Trenton, Revenue Bonds
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	1,620,000	1,802,086
Passaic County Improvement Authority, Revenue Bonds,
5.00%, 05/01/2020	145,000	146,462
River Edge School District, General Obligation Unlimited,
3.00%, 02/01/2020	25,000	25,000
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2023	25,000	27,872
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	535,000	593,508

		144,273,602

New Mexico - 0.3%
City of Farmington, Revenue Bonds
Fixed until 06/01/2022, 2.13% (C), 06/01/2040	1,450,000	1,473,635
Series A,
Fixed until 04/01/2020, 1.88% (C), 04/01/2029	1,950,000	1,951,482
City of Santa Fe, Revenue Bonds,
Series A,
4.00%, 06/01/2020	225,000	227,308
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A-1,
1.65%, 09/01/2021	15,000	15,124
Series A-1, GNMA, FNMA, FHLMC,
3.45%, 07/01/2033	1,020,000	1,112,218
3.70%, 07/01/2038	1,060,000	1,156,312
State of New Mexico Severance Tax Permanent Fund, Revenue Bonds,
Series B,
4.00%, 07/01/2020	130,000	131,654

		6,067,733

New York - 3.5%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	2,400,000	2,694,984
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
5.00%, 10/01/2037	400,000	491,976
Series A,
3.88%, 08/01/2027	2,545,000	2,732,414
5.00%, 08/01/2037	1,320,000	1,482,769
Buffalo Municipal Water Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2039	455,000	547,620
Build Resource Corp., Revenue Bonds,
5.00%, 07/01/2041	100,000	112,823

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
City of Niagara Falls, General Obligation Limited,
BAM,
5.00%, 05/15/2028	$ 55,000	$ 67,192
County of Suffolk, General Obligation Limited
Series A, AGM,
3.00%, 06/15/2025	1,505,000	1,650,819
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	10,785,000	12,764,118
5.00%, 10/15/2023	115,000	131,402
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2032 - 07/01/2036	555,000	656,183
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	350,000	389,631
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	620,000	662,854
2.50%, 08/01/2028	1,145,000	1,227,131
Metropolitan Transportation Authority
5.00%, 05/15/2020	300,000	303,306
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	50,000	55,716
Series D,
5.00%, 11/15/2030	2,500,000	2,768,300
Series E,
4.00%, 09/01/2020	105,000	106,764
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	2,122,760
New York City Housing Development Corp., Revenue Bonds
1.38%, 05/01/2020	175,000	175,123
1.95%, 05/01/2020	275,000	275,567
Series A, AGM,
4.10%, 07/01/2042	25,000	26,043
Series C-1,
2.25%, 05/01/2026	705,000	737,931
2.30%, 11/01/2026	925,000	971,842
2.40%, 05/01/2027	850,000	894,106
2.45%, 11/01/2027	190,000	199,910
2.55%, 05/01/2028	320,000	337,718
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (C), 11/01/2045	4,950,000	5,301,895
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
4.50%, 03/01/2039	245,000	247,599
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
5.00%, 11/01/2020	800,000	824,480
New York Liberty Development Corp., Revenue Bonds,
2.80%, 09/15/2069	1,500,000	1,558,440
New York State Dormitory Authority, Revenue Bonds
4.00%, 08/15/2020 - 07/01/2046	950,000	1,072,009
Series A,
5.00%, 12/15/2029 - 08/01/2035	4,045,000	4,679,858

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Housing Finance Agency, Revenue Bonds
Series H, GNMA, FNMA, FHLMC,
1.65%, 11/01/2021	$ 4,970,000	$ 5,009,412
Series L, GNMA, FNMA, FHLMC,
1.50%, 11/01/2020	180,000	180,502
New York State Thruway Authority, Revenue Bonds
Series 2005 BAMBAC,
5.50%, 04/01/2020	100,000	100,734
Series A,
5.00%, 01/01/2051	175,000	205,254
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	145,000	146,282
Oneida County Local Development Corp. Revenue, Revenue Bonds,
4.00%, 12/01/2049	3,000,000	3,411,690
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	2,160,000	2,680,085
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	116,861
Series 197,
1.90%, 04/01/2025	925,000	957,301
Town of North Hempstead, General Obligation Limited
Series A,
2.50%, 03/15/2030	1,405,000	1,472,061
2.75%, 03/15/2031 - 03/15/2033	3,115,000	3,283,322
Town of Oyster Bay, General Obligation Limited,
AGM-CR,
4.00%, 02/15/2024	1,035,000	1,150,558
TSASC, Inc., Revenue Bonds,
Series A,
5.00%, 06/01/2024	140,000	160,863
Westchester County Local Development Corp., Revenue Bonds,
5.00%, 11/01/2026	675,000	807,469
Windsor Central School District, General Obligation Unlimited
2.00%, 06/15/2020	115,000	115,470
3.00%, 06/15/2030 - 06/15/2031	285,000	306,943

		68,376,090

North Carolina - 0.9%
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	25,000	26,879
North Carolina Housing Finance Agency, Revenue Bonds
2.63%, 07/01/2039	3,765,000	3,814,660
2.85%, 01/01/2043	3,115,000	3,159,638
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	20,000	20,571
Series 38-B,
2.38%, 01/01/2025	2,010,000	2,129,434
2.45%, 07/01/2025	1,180,000	1,261,255
2.65%, 01/01/2026	1,030,000	1,102,059
2.80%, 01/01/2027	80,000	87,395

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
North Carolina Medical Care Commission, Revenue Bonds,
5.00%, 01/01/2038	$ 620,000	$ 704,971
State of North Carolina, General Obligation Unlimited,
Series A,
4.00%, 05/01/2025	120,000	120,914
Winston-Salem State University, Revenue Bonds
BAM,
5.00%, 06/01/2029 - 06/01/2036	3,445,000	4,108,421

		16,536,197

North Dakota - 0.6%
City of Mandan, Revenue Bonds,
Series A,
4.00%, 09/01/2034	1,010,000	1,104,415
County of Burleigh, Revenue Bonds
3.60%, 05/01/2024	285,000	292,441
5.00%, 05/01/2037	2,000,000	2,108,320
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2025	905,000	951,628
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	27,012
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	3,230,000	3,339,562
4.00%, 07/01/2026 - 07/01/2027	1,335,000	1,481,208
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	55,000	57,827
Series C,
2.55%, 01/01/2028	775,000	815,075
Series D,
2.80%, 01/01/2025	810,000	877,352
2.85%, 07/01/2025	745,000	813,115

		11,867,955

Ohio - 1.5%
Brunswick City School District, General Obligation Unlimited
Series A,
5.00%, 12/01/2027 - 12/01/2037	1,485,000	1,686,603
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,445,000	1,452,109
5.38%, 06/01/2024	360,000	361,372
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	2,160,000	2,248,841
Cleveland Heights & University Heights City School District, General Obligation Unlimited
4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,287,716
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 05/15/2020 - 11/15/2023	605,000	627,080

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2020 - 05/15/2023	$ 1,620,000	$ 1,659,775
Columbus-Franklin County Finance Authority, Revenue Bonds
4.00%, 05/15/2020 - 11/15/2020	235,000	238,057
Conotton Valley Union Local School District, Certificate of Participation
MAC,
4.00%, 12/01/2035 - 12/01/2042	1,050,000	1,162,347
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	82,755
County of Hamilton, Revenue Bonds,
5.00%, 05/15/2020	215,000	217,498
County of Lucas, Revenue Bonds,
5.00%, 11/15/2023	810,000	857,012
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	2,155,000	2,295,678
County of Warren, Revenue Bonds
5.00%, 07/01/2023	250,000	281,320
Series A,
4.00%, 07/01/2045	500,000	547,400
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series 1,
6.13%, 01/15/2025	655,000	681,396
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	295,740
Euclid City School District, Certificate of Participation,
BAM,
4.00%, 12/01/2044	850,000	930,665
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	2,000,000	2,342,600
Ohio Higher Educational Facility Commission, Revenue Bonds
5.75%, 11/15/2035	25,000	25,321
AGM,
5.25%, 11/15/2040	40,000	40,502
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	2,140,000	2,274,306
3.40%, 09/01/2037	4,145,000	4,414,176
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	930,000	1,044,557
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2032	570,000	614,221
Series C,
4.00%, 11/15/2024 - 11/15/2025	155,000	173,475

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Warrensville Heights City School District, General Obligation Unlimited,
Series A, BAM,
5.25%, 12/01/2055	$ 1,000,000	$ 1,159,490
Willoughby-Eastlake City School District, Certificate of Participation,
BAM,
4.00%, 03/01/2025	145,000	164,068

		29,166,080

Oklahoma - 0.5%
Caddo County Governmental Building Authority, Revenue Bonds,
5.00%, 09/01/2027	435,000	521,247
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	50,786
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,611,414
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	290,000	297,853
4.00%, 12/01/2023 - 09/01/2029	950,000	1,024,605
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,387,362
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	140,796
3.38%, 12/01/2024	135,000	143,130
Oklahoma Development Finance Authority, Revenue Bonds,
5.00%, 06/01/2020	125,000	126,629
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034	2,030,000	2,104,724
Oklahoma Water Resources Board, Revenue Bonds
OK CERF,
5.00%, 04/01/2020	100,000	100,656
Series B,
4.75%, 04/01/2039	55,000	57,480

		10,566,682

Oregon - 0.9%
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2032	255,000	308,899
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	820,000	863,304
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	466,316
5.50%, 06/15/2035 (A)	750,000	794,873
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
2.45%, 07/01/2034	3,360,000	3,438,826
2.65%, 07/01/2039	7,650,000	7,765,285
Series D,
2.30%, 01/01/2026	795,000	832,596
2.45%, 01/01/2027	1,215,000	1,284,595

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Warm Springs Reservation Confederated Tribe, Revenue Bonds
Series B,
5.00%, 11/01/2034 - 11/01/2036 (A)	$ 600,000	$ 721,491

		16,476,185

Pennsylvania - 6.6%
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2035	295,000	335,804
5.00%, 12/01/2024	30,000	35,862
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,295,000	5,706,421
Altoona Area School District, General Obligation Limited,
BAM,
5.00%, 12/01/2036	255,000	303,175
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	89,941
Bucks County Industrial Development Authority, Revenue Bonds
4.00%, 08/15/2050	6,110,000	6,699,065
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,218,190
Chartiers Valley School District, General Obligation Limited,
Series B,
5.00%, 10/15/2040	10,000	11,670
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	104,199
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds,
Series C, AGM,
5.00%, 08/01/2020	110,000	112,208
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	675,000	717,133
Commonwealth Financing Authority, Revenue Bonds,
Series B-1, AGM,
5.00%, 06/01/2025	2,900,000	3,458,105
Commonwealth of Pennsylvania, General Obligation Unlimited
5.00%, 03/15/2020	150,000	150,710
Series A, AGM-CR,
4.00%, 09/15/2030 - 09/15/2031	19,450,000	22,336,493
County of Lackawanna, General Obligation Unlimited
BAM,
4.00%, 09/15/2032 - 09/15/2033	6,965,000	7,987,418
Cumberland County Municipal Authority, Revenue Bonds
2.50%, 01/01/2021	300,000	301,134
3.00%, 01/01/2022	1,610,000	1,625,794
5.00%, 01/01/2029	1,000,000	1,127,160

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series B, AMBAC,
5.70%, 07/01/2027	$ 350,000	$ 446,359
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	2,063,945
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2026	310,000	349,105
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	272,063
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	1,070,000	1,178,691
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	735,000	870,402
Lycoming County Water & Sewer Authority, Revenue Bonds,
AGM,
2.00%, 11/15/2020	230,000	231,585
Nazareth Area School District, General Obligation Limited,
Series D,
5.00%, 11/15/2035	10,000	11,984
Paradise Township Sewer Authority, Revenue Bonds
BAM,
4.00%, 10/15/2035 - 10/15/2038	190,000	207,465
Penn Delco School District, General Obligation Limited,
4.00%, 06/01/2045	2,475,000	2,742,622
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	180,000	209,392
Series A, BAM,
5.00%, 11/15/2025	110,000	132,868
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2034	50,000	56,137
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
4.00%, 08/15/2049	1,295,000	1,485,248
5.00%, 07/15/2020	50,000	50,822
Pennsylvania Housing Finance Agency, Revenue Bonds
2.20%, 04/01/2027	670,000	701,095
2.25%, 10/01/2027	660,000	691,937
2.35%, 04/01/2028	1,405,000	1,463,982
2.40%, 10/01/2028	1,360,000	1,424,954
2.45%, 04/01/2029 - 10/01/2029	2,600,000	2,719,836
2.55%, 04/01/2030	1,280,000	1,343,168
2.60%, 10/01/2030	1,395,000	1,471,111
Series 119,
1.85%, 04/01/2022	620,000	629,641
Series 121,
2.20%, 04/01/2026	1,955,000	2,031,401
2.25%, 10/01/2026	1,275,000	1,321,741
2.35%, 04/01/2027	3,505,000	3,630,584

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds (continued)
Series 124B,
2.30%, 04/01/2026	$ 1,365,000	$ 1,443,255
2.40%, 10/01/2026	745,000	788,776
2.45%, 04/01/2027	1,600,000	1,689,360
2.55%, 10/01/2027	1,450,000	1,538,870
2.65%, 04/01/2028	1,700,000	1,807,372
2.75%, 10/01/2028	1,580,000	1,681,784
Pennsylvania Turnpike Commission
Series B,
5.00%, 12/01/2037	15,000	16,572
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, AGM,
4.00%, 12/01/2049	11,725,000	13,290,170
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,305,000	1,610,054
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,275,000	9,559,445
Perkasie Regional Authority, Revenue Bonds,
BAM,
2.75%, 02/01/2025	50,000	50,000
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	300,000	330,163
5.00%, 08/01/2024	150,000	175,808
Pittston Area School District, General Obligation Unlimited,
Series A, MAC,
2.00%, 07/15/2020	100,000	100,431
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,504,012
State Public School Building Authority, Revenue Bonds
5.00%, 09/15/2021 - 09/15/2022	180,000	194,320
5.25%, 03/01/2020	115,000	115,369
AGM,
5.00%, 10/01/2020 - 10/01/2023	260,000	280,883
Series A, AGM,
5.00%, 10/01/2020 - 09/15/2021	975,000	1,027,950
Township of Warrington, General Obligation Unlimited,
2.40%, 12/01/2024	300,000	300,300
Upper Dublin School District, General Obligation Limited
4.00%, 05/15/2037 - 05/15/2043 (F)	1,560,000	1,713,793
ST AID WITHHLDG,
4.00%, 05/15/2044 (F)	285,000	310,676
Wilkes-Barre Area School District, General Obligation Limited
BAM,
4.00%, 04/15/2054	1,505,000	1,676,736
5.00%, 04/15/2059	4,000,000	4,815,200
Wilkes-Barre Area School District, General Obligation Unlimited,
AGM,
5.00%, 04/01/2020	350,000	352,219
York City School District, General Obligation Unlimited,
BAM,
2.00%, 05/01/2020	100,000	100,208

		128,532,346

The notes are an integral part of this report. Transamerica Funds	Page 22

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico - 1.4%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	$ 125,000	$ 127,315
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.00%, 07/01/2034	150,000	153,341
AGM,
5.13%, 07/01/2030	10,000	10,289
5.25%, 07/01/2020	60,000	60,788
AGM-CR,
4.50%, 07/01/2023	100,000	100,301
Series A, AGC-ICC,
5.00%, 07/01/2020 - 07/01/2034	565,000	577,004
5.25%, 07/01/2020	275,000	279,122
5.50%, 07/01/2029	140,000	159,284
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	175,000	177,476
Series A, AGM,
4.00%, 07/01/2022	470,000	484,734
5.00%, 07/01/2035	1,645,000	1,758,028
5.25%, 07/01/2024	210,000	218,354
6.00%, 07/01/2034	440,000	463,932
Series A-4, AGM,
5.00%, 07/01/2031	115,000	116,299
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	730,337
Series C, AGM,
5.75%, 07/01/2037	305,000	317,465
Series D, AGM,
4.13%, 07/01/2020	80,000	80,062
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds,
Series A, AGC,
5.13%, 07/01/2047	470,000	483,813
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,769,907
5.00%, 07/01/2027	535,000	549,108
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	620,000	620,112
5.00%, 07/01/2023	40,000	40,316
Series RR, AGC,
5.00%, 07/01/2028	345,000	354,060
Series RR, AGM,
5.00%, 07/01/2020	1,075,000	1,088,588
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,355
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,151,009
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	51,173
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,041
5.00%, 07/01/2026	650,000	667,218
Series UU, AGM,
4.00%, 07/01/2023	120,000	120,049
5.00%, 07/01/2020 - 07/01/2024	1,185,000	1,211,719
Series V, AGM,
5.25%, 07/01/2027	80,000	89,448

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	$ 30,000	$ 30,788
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	188,093
Series A, AGM-CR,
4.75%, 07/01/2038	385,000	391,437
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2036	495,000	568,368
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	184,009
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,661,458
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	195,403
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,204,822
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	299,122
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	385,280
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	105,481
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	35,000	35,636
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.20%, 08/01/2020	85,000	85,071
5.00%, 08/01/2021 - 08/01/2030	2,225,000	2,280,750
5.25%, 08/01/2020	105,000	106,574
Series C, AGC,
5.25%, 08/01/2020	110,000	111,741
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	275,000	285,356
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	505,212
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	128,514
Series N, AGC-ICC,
5.00%, 07/01/2032	210,000	214,929

		26,144,091

Rhode Island - 1.3%
Providence Public Building Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	14,630,000	17,887,365
Providence Redevelopment Agency, Revenue Bonds
Series A, AGM,
5.00%, 04/01/2025	580,000	680,398
Series A, AGM-CR,
5.00%, 04/01/2027	1,200,000	1,408,800
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,907,009
AGM,
4.00%, 05/15/2024	55,000	61,634
Series C,
5.00%, 09/15/2027	180,000	220,883

The notes are an integral part of this report. Transamerica Funds	Page 23

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Rhode Island Turnpike & Bridge Authority Revenue, Revenue Bonds,
Series A,
5.00%, 10/01/2024	$ 130,000	$ 152,914
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,105,000	1,279,425

		24,598,428

South Carolina - 0.2%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	385,000	437,345
Piedmont Municipal Power Agency, Revenue Bonds,
AGC,
5.75%, 01/01/2034	200,000	212,586
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	500,000	600,741
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	2,725,000	3,019,137
South Carolina Public Service Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 12/01/2036	125,000	133,076
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
GNMA, FNMA, FHLMC,
2.00%, 07/01/2020	70,000	70,298
State of South Carolina, General Obligation Unlimited,
3.00%, 04/01/2026	200,000	200,320

		4,673,503

South Dakota - 0.6%
South Dakota Housing Development Authority, Revenue Bonds
Series A,
1.60%, 05/01/2020	100,000	100,016
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	665,000	698,795
2.30%, 05/01/2025	250,000	262,613
2.45%, 11/01/2025	290,000	309,073
2.55%, 05/01/2026	1,860,000	1,991,483
2.65%, 11/01/2026	330,000	356,060
2.75%, 05/01/2027	970,000	1,046,126
2.80%, 11/01/2027	1,330,000	1,433,022
2.85%, 05/01/2028	1,210,000	1,303,956
2.95%, 11/01/2028	440,000	475,583
Series C,
2.00%, 05/01/2023	20,000	20,479
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	920,398
2.65%, 11/01/2027	1,285,000	1,373,961
2.70%, 05/01/2028	390,000	417,335
2.75%, 11/01/2028	1,425,000	1,525,904

		12,234,804

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee - 1.6%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	$ 675,000	$ 790,823
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	150,000	183,180
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A,
5.00%, 07/01/2034	2,975,000	3,328,638
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	100,000	120,840
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds,
Fixed until 11/03/2020, 1.55% (C), 11/15/2030	100,000	100,363
State of Tennessee, General Obligation Unlimited,
Series A,
5.00%, 10/01/2020	100,000	102,731
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	260,000	274,656
2.75%, 01/01/2025	40,000	43,390
2.80%, 07/01/2025	280,000	305,329
2.95%, 01/01/2026	45,000	49,637
3.00%, 01/01/2031	450,000	480,983
Series 1C,
2.35%, 07/01/2021	1,075,000	1,092,834
Series 2B,
2.30%, 01/01/2022	285,000	290,854
2.55%, 01/01/2028	340,000	357,581
2.70%, 07/01/2024	195,000	205,312
Series B2,
2.05%, 01/01/2024	890,000	911,360
2.15%, 07/01/2024	265,000	275,001
2.25%, 01/01/2025	1,000,000	1,057,400
2.40%, 07/01/2025	2,000,000	2,142,280
2.55%, 01/01/2026	120,000	130,202
2.60%, 07/01/2026	800,000	855,152
2.80%, 07/01/2027	2,270,000	2,444,609
2.85%, 01/01/2028	3,205,000	3,442,330
2.95%, 07/01/2028	2,655,000	2,862,701
3.00%, 01/01/2029	2,750,000	2,956,608
3.05%, 07/01/2029	3,100,000	3,335,104
3.15%, 01/01/2030	2,820,000	3,038,719

		31,178,617

Texas - 3.2%
Bexar County Health Facilities Development Corp., Revenue Bonds
5.00%, 07/15/2023 - 07/15/2026	570,000	642,733
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2020 - 12/01/2022	4,060,000	4,249,516
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	420,000	488,473
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	535,000	554,913

The notes are an integral part of this report. Transamerica Funds	Page 24

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Central Texas Turnpike System, Revenue Bonds,
AGM-CR,
5.00%, 08/15/2041	$ 125,000	$ 135,903
City of Arlington Special Tax Revenue, Special Tax,
Series C, BAM,
5.00%, 02/15/2045	95,000	98,259
City of Bryan Rural Electric System Revenue, Revenue Bonds,
5.00%, 07/01/2025	30,000	36,208
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2038	280,000	280,862
City of Houston, General Obligation Limited,
Series A,
5.00%, 03/01/2020	2,800,000	2,808,596
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	98,942
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	28,010
Clifton Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2034	775,000	937,370
Colorado River Municipal Water District, Revenue Bonds,
5.00%, 01/01/2023	760,000	847,780
County of Denton, General Obligation Limited,
4.00%, 07/15/2029	50,000	57,176
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2020 - 04/01/2024 (A)	5,595,000	5,936,412
Dallas/Fort Worth International Airport, Revenue Bonds
Series A,
5.00%, 11/01/2045	50,000	51,519
Series C,
5.00%, 11/01/2034	40,000	45,362
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited,
AGM,
2.75%, 09/01/2030	80,000	82,940
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2026	445,000	475,798
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	409,691
Fort Bend County Levee Improvement District No. 17, General Obligation Unlimited,
AGM,
4.70%, 09/01/2035	50,000	50,798
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	27,851

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Grant Road Public Utility District, General Obligation Unlimited,
AGC,
3.50%, 10/01/2023	$ 750,000	$ 751,425
Harris County Municipal Utility District No. 167, General Obligation Unlimited,
BAM,
3.00%, 03/01/2020	850,000	851,173
Harris County Municipal Utility District No. 399, General Obligation Unlimited,
AGM,
4.00%, 09/01/2033	270,000	294,991
Harris County Municipal Utility District No. 412, General Obligation Unlimited,
MAC,
3.00%, 09/01/2021	100,000	102,784
Harris County-Houston Sports Authority, Revenue Bonds
NATL,
Zero Coupon, 11/15/2024	400,000	366,174
Houston Higher Education Finance Corp., Revenue Bonds
5.00%, 08/15/2020 - 08/15/2024	615,000	701,542
Hunt Memorial Hospital District Charitable Health, General Obligation Limited,
5.00%, 02/15/2024	15,000	17,130
Keller Independent School District, General Obligation Unlimited,
5.00%, 08/15/2020	175,000	178,845
Love Field Airport Modernization Corp., Revenue Bonds,
5.25%, 11/01/2040	30,000	30,879
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2020	35,000	35,401
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	150,000	156,793
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
BAM,
4.00%, 04/01/2024	275,000	304,054
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021 - 01/01/2024	705,000	705,535
4.00%, 07/01/2023 - 07/01/2028	2,385,000	2,439,437
5.00%, 01/01/2022 - 01/01/2028	3,835,000	4,238,692
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,255,000	2,370,038
5.00%, 07/01/2031 - 07/01/2046	1,815,000	2,005,848
Series B,
4.00%, 07/01/2021 - 07/01/2031	2,785,000	2,858,162
4.25%, 07/01/2036	885,000	914,055
Series B1, AGM,
5.00%, 07/01/2058	750,000	863,212
Series C,
5.00%, 07/01/2022 - 07/01/2026	635,000	676,542
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	98,948

The notes are an integral part of this report. Transamerica Funds	Page 25

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
North East Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2021, 1.42% (C), 08/01/2040	$ 5,575,000	$ 5,586,206
Northeast Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2025	80,000	88,490
Northwoods Road District No. 1, General Obligation Unlimited
BAM,
4.00%, 08/15/2024 - 08/15/2027	405,000	463,879
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation
BAM,
4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,820,323
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	415,000	437,647
Red River Education Finance Corp., Revenue Bonds,
4.25%, 03/15/2038	195,000	195,733
Sam Rayburn Municipal Power Agency, Revenue Bonds,
5.00%, 10/01/2020	1,210,000	1,240,117
State of Texas, General Obligation Unlimited,
5.00%, 08/01/2020	110,000	112,241
State of Texas, Revenue Bonds,
4.00%, 08/27/2020	225,000	228,881
Texas Public Finance Authority, Revenue Bonds,
BAM,
4.00%, 05/01/2029	150,000	167,901
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	476,140
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	98,000	104,018
University of Houston, Revenue Bonds,
Series A,
5.00%, 02/15/2024	40,000	41,666
University of Texas System, Revenue Bonds,
Series B,
Fixed until 08/15/2021, 2.50% (C), 08/15/2036	8,180,000	8,259,837
Viridian Municipal Management District, General Obligation Unlimited
BAM,
6.00%, 12/01/2024 - 12/01/2031	1,785,000	2,181,097
Washington County Junior College District, Revenue Bonds,
BAM,
5.00%, 10/01/2024	485,000	569,041

		62,279,989

Utah - 0.4%
City of South Jordan, Special Assessment,
3.13%, 11/01/2036	2,210,000	2,339,130

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	$ 970,000	$ 1,031,329
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 10/15/2021 - 10/15/2031	890,000	972,363
4.25%, 04/15/2034	120,000	130,578
4.30%, 04/15/2025 (A)	500,000	501,285
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,035,000	1,210,432
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,110,000	1,246,281

		7,431,398

Vermont - 0.6%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2035	290,000	365,574
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,105,000	1,227,721
City of Burlington Waterworks System Revenue, Revenue Bonds,
5.00%, 11/01/2034	125,000	157,861
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,438,408
Vermont Housing Finance Agency, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	950,000	991,515
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	330,000	360,786
2.90%, 05/01/2029	275,000	295,586
3.15%, 05/01/2033	1,900,000	2,017,401
Vermont Municipal Bond Bank, Revenue Bonds,
4.00%, 10/01/2040 (F)	500,000	582,405
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
4.00%, 07/01/2020 - 07/01/2021	315,000	323,440
5.00%, 07/01/2022 - 07/01/2027	3,105,000	3,608,741

		11,369,438

Virginia - 0.3%
Alexandria Industrial Development Authority, Revenue Bonds,
4.00%, 10/01/2020	655,000	667,157
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	468,661
Town of Culpeper, General Obligation Unlimited,
4.00%, 08/01/2020	25,000	25,391
Virginia Commonwealth University Health System Authority, Revenue Bonds,
4.00%, 07/01/2020	50,000	50,623
Virginia Housing Development Authority, Revenue Bonds
Series E,
2.45%, 12/01/2027	830,000	887,029
2.60%, 12/01/2028	800,000	855,768

The notes are an integral part of this report. Transamerica Funds	Page 26

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 0.3%
Virginia Polytechnic Institute & State University, Revenue Bonds,
5.00%, 06/01/2020	$ 25,000	$ 25,339
Virginia Small Business Financing Authority, Revenue Bonds,
4.00%, 11/01/2036 (F)	1,900,000	2,266,719

		5,246,687

Washington - 0.7%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	57,546
County of King, General Obligation Limited,
4.00%, 06/01/2020	25,000	25,257
Port of Vancouver, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2048	930,000	1,142,691
Seattle Housing Authority, Revenue Bonds,
Series A,
3.40%, 12/01/2032	450,000	489,420
State of Washington, General Obligation Unlimited,
Series R,
5.00%, 07/01/2020	100,000	101,704
Washington Economic Development Finance Authority, Revenue Bonds,
5.00%, 06/01/2020	120,000	121,619
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 08/15/2020	35,000	35,748
Series B,
5.00%, 10/01/2026	75,000	93,237
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	260,000	261,635
3.70%, 07/01/2023 (A)	165,000	168,744
5.00%, 07/01/2033 (A)	375,000	415,177
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	95,517
2.35%, 06/01/2026	175,000	185,665
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	817,885
2.30%, 12/01/2024	595,000	627,683
2.40%, 06/01/2025	810,000	862,042
2.45%, 12/01/2025	565,000	604,279
2.60%, 06/01/2026	845,000	914,611
2.65%, 12/01/2026	620,000	675,143
2.70%, 06/01/2027	785,000	859,944
2.75%, 12/01/2027	805,000	882,103
2.80%, 06/01/2028	925,000	1,011,238
2.85%, 12/01/2028	640,000	698,291
3.25%, 12/01/2032	1,500,000	1,611,660
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	663,589

		13,422,428

West Virginia - 0.2%
City of Buckhannon, Revenue Bonds
Series C,
4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,090,931

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia (continued)
West Virginia Economic Development Authority, Revenue Bonds,
Fixed until 06/01/2022, 2.63% (C), 12/01/2042	$ 800,000	$ 824,632
West Virginia Housing Development Fund, Revenue Bonds
Series B,
2.60%, 11/01/2034	1,060,000	1,090,634
3.70%, 11/01/2032	1,500,000	1,640,355

		4,646,552

Wisconsin - 1.0%
Milwaukee Area Technical College District, General Obligation Unlimited,
Series C,
4.00%, 06/01/2020	145,000	146,459
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	200,000	215,928
Northcentral Technical College District, General Obligation Unlimited,
3.00%, 03/01/2020	250,000	250,398
Public Finance Authority, Revenue Bonds
4.00%, 09/01/2029 (A)	850,000	926,696
Series A,
5.00%, 06/01/2027 - 07/01/2038	725,000	853,809
Series A, AGM,
5.00%, 07/01/2036 - 07/01/2054	1,225,000	1,468,543
State of Wisconsin, General Obligation Unlimited,
Series 1,
5.00%, 05/01/2020	200,000	202,012
Village of Waterford, General Obligation Unlimited,
Series A,
3.00%, 04/01/2020	300,000	300,948
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/2022	910,000	920,856
5.00%, 08/15/2022 - 08/01/2032	2,325,000	2,691,566
Class B,
4.25%, 07/01/2033	1,250,000	1,321,437
5.00%, 07/01/2053	1,000,000	1,074,460
Series A,
5.25%, 10/15/2039	15,000	15,851
Series A1,
5.00%, 07/01/2038	5,000,000	5,574,200
Series B-4,
Fixed until 06/01/2021, 5.00% (C), 11/15/2043	105,000	110,427
Wisconsin Housing & Economic Development Authority, Revenue Bonds,
Series B, FNMA,
3.15%, 09/01/2030	3,885,000	3,940,322

		20,013,912

Wyoming - 0.2%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	3,860,000	4,019,071

Total Municipal Government Obligations (Cost $1,739,476,044)		1,829,065,672

The notes are an integral part of this report. Transamerica Funds	Page 27

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 0.1%
U.S. Fixed Income Fund - 0.1%
VanEck Vectors High-Yield Municipal Index ETF	40,000	$ 2,612,000

Total Exchange-Traded Fund (Cost $2,565,515)		2,612,000

INVESTMENT COMPANIES - 0.5%
U.S. Fixed Income Funds - 0.5%
Nuveen AMT-Free Quality Municipal Income Fund	303,394	4,472,028
ProShares UltraShort 20+ Year Treasury Bond	175,000	4,004,000
Putnam Managed Municipal Income Trust	62,000	505,300

Total Investment Companies (Cost $9,816,459)		8,981,328

Principal	Value
REPURCHASE AGREEMENT - 4.8%

Fixed Income Clearing Corp., 0.85% (H), dated 01/31/2020, to be repurchased at $93,290,299 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $95,153,940.

$ 93,283,691	$ 93,283,691

Total Repurchase Agreement (Cost $93,283,691)	93,283,691

Total Investments (Cost $1,845,141,709)	1,933,942,691
Net Other Assets (Liabilities) - 0.2%	2,991,326

Net Assets - 100.0%	$ 1,936,934,017

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,829,065,672	$—	$1,829,065,672
Exchange-Traded Fund	2,612,000	—	—	2,612,000
Investment Companies	8,981,328	—	—	8,981,328
Repurchase Agreement	—	93,283,691	—	93,283,691

Total Investments	$11,593,328	$1,922,349,363	$—	$1,933,942,691

The notes are an integral part of this report. Transamerica Funds	Page 28

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $35,978,889, representing 1.9% of the Fund’s net assets.
(B)	Restricted security. At January 31, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$4,547,546	$4,714,873	0.2%

(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2020; the maturity dates disclosed are the ultimate maturity dates.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2020, the total value of such securities is $925,650, representing less than 0.1% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at January 31, 2020.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

AMT	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
MTA	Month Treasury Average
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 29

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 4.1%
BHP Group PLC, ADR	242,469	$ 10,530,429
Challenger, Ltd. (A)	4,285,939	25,374,495
LendLease Group	1,590,000	19,096,312
Macquarie Group, Ltd.	567,100	54,186,565
Qantas Airways, Ltd.	12,654,170	53,651,063
Santos, Ltd.	5,410,700	31,054,262

		193,893,126

Belgium - 2.1%
Groupe Bruxelles Lambert SA	424,920	42,701,759
KBC Group NV	758,200	55,633,166

		98,334,925

Brazil - 0.9%
Embraer SA, ADR (B)	2,601,675	43,812,207

China - 0.4%
Baidu, Inc., ADR (B)	155,900	19,263,004

Denmark - 1.2%
AP Moller - Maersk A/S, Class B	34,535	41,295,705
Maersk Drilling A/S (B)	246,370	13,749,714

		55,045,419

France - 8.6%
Airbus SE	66,400	9,751,765
Arkema SA	419,360	38,425,630
Dassault Aviation SA	12,566	15,302,075
Engie SA	5,353,000	92,142,825
Rexel SA	2,218,517	26,538,106
Sanofi	821,801	79,253,104
TOTAL SA	993,300	48,364,467
Veolia Environnement SA	2,279,951	67,259,413
Vivendi SA	1,190,924	32,570,895

		409,608,280

Germany - 12.3%
Allianz SE	324,702	77,520,467
Bayer AG	676,952	54,329,113
Deutsche Boerse AG	304,000	49,346,334
Fresenius SE & Co. KGaA	1,224,500	62,523,365
HeidelbergCement AG	1,058,900	71,413,428
Infineon Technologies AG	3,095,927	66,509,621
SAP SE	565,947	73,703,916
Siemens AG	675,395	83,301,934
Talanx AG (B)	448,384	22,376,271
TUI AG	2,421,630	24,660,339

		585,684,788

Hong Kong - 3.1%
China Mobile, Ltd.	4,690,300	38,552,632
CK Asset Holdings, Ltd.	6,131,000	39,170,670
CK Hutchison Holdings, Ltd.	7,849,800	69,358,555

		147,081,857

Ireland - 3.4%
AIB Group PLC	10,549,900	30,930,654
DCC PLC	655,531	52,928,852

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (B)	171,672	$ 14,868,512
Smurfit Kappa Group PLC	1,778,715	61,511,460

		160,239,478

Italy - 3.0%
Eni SpA	3,616,315	50,655,807
Mediobanca Banca di Credito Finanziario SpA	2,230,292	22,248,486
Prysmian SpA	1,454,722	32,268,764
UniCredit SpA	2,850,800	38,078,991

		143,252,048

Japan - 27.1%
Astellas Pharma, Inc.	4,035,200	71,302,470
Daiwa Securities Group, Inc.	7,569,000	38,278,486
Denka Co., Ltd.	1,032,280	27,886,553
FANUC Corp.	266,300	48,501,185
Fujitsu, Ltd.	386,560	40,872,024
Hitachi, Ltd.	1,946,880	74,151,771
Japan Airlines Co., Ltd.	1,580,500	44,460,157
JXTG Holdings, Inc.	14,843,900	63,133,722
Kirin Holdings Co., Ltd.	1,563,800	34,344,975
Kuraray Co., Ltd. (A)	3,450,300	41,474,271
Kyocera Corp.	679,600	44,654,022
Matsumotokiyoshi Holdings Co., Ltd.	315,900	12,631,719
MS&AD Insurance Group Holdings, Inc.	370,600	12,308,615
Nintendo Co., Ltd.	127,100	46,754,448
Olympus Corp.	4,175,500	67,464,551
ORIX Corp.	4,626,900	78,159,731
Rakuten, Inc.	6,102,700	47,078,984
Sega Sammy Holdings, Inc.	3,279,300	44,654,959
Seven & i Holdings Co., Ltd.	2,258,000	86,579,199
SoftBank Group Corp.	379,900	15,338,293
Sony Corp.	1,542,200	107,841,172
Square Enix Holdings Co., Ltd.	663,400	32,565,976
Sumitomo Mitsui Financial Group, Inc. (A)	2,477,600	87,110,893
Toshiba Corp.	1,842,550	58,888,556
Toyota Industries Corp.	1,193,900	64,575,121

		1,291,011,853

Luxembourg - 0.7%
ArcelorMittal SA	2,419,035	35,530,810

Netherlands - 5.5%
ASML Holding NV	169,000	47,427,656
EXOR NV	219,600	16,181,901
Heineken Holding NV	715,285	70,296,577
Koninklijke Philips NV	1,425,527	65,285,471
NXP Semiconductors NV	510,900	64,812,774

		264,004,379

Norway - 0.8%
Mowi ASA	1,551,500	37,005,996

Republic of Korea - 0.8%
Samsung Electronics Co., Ltd.	824,800	38,215,450

Singapore - 1.3%
DBS Group Holdings, Ltd.	3,366,700	62,018,130

Spain - 0.9%
Siemens Gamesa Renewable Energy SA	2,752,817	43,876,054

Sweden - 0.7%
Investor AB, B Shares	642,172	35,162,126

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 8.1%
ABB, Ltd.	3,414,100	$ 79,486,851
Glencore PLC (B)	5,663,300	16,562,847
Nestle SA	905,364	99,854,950
Novartis AG	754,715	71,296,490
Roche Holding AG	121,100	40,625,217
UBS Group AG (B)	6,177,874	76,726,809

		384,553,164

United Kingdom - 13.9%
Ashtead Group PLC	766,700	24,747,465
Aviva PLC	13,947,101	73,089,635
Barratt Developments PLC	1,967,700	20,833,083
British Land Co. PLC, REIT	7,224,000	52,831,626
IG Group Holdings PLC	2,277,800	19,966,006
Imperial Brands PLC	2,453,794	62,920,738
Inchcape PLC	4,999,896	43,377,517
Informa PLC	2,879,174	29,410,747
Persimmon PLC	1,188,521	47,847,592
Savills PLC	769,291	12,637,157
Smith & Nephew PLC	985,400	23,709,610
Tesco PLC	24,710,800	80,372,318
Unilever PLC	1,569,414	93,617,620
Vodafone Group PLC	38,843,620	76,316,743

		661,677,857

Total Common Stocks (Cost $4,463,956,859)		4,709,270,951

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	18,520,980	$ 18,520,980

Total Other Investment Company (Cost $18,520,980)		18,520,980

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $16,986,692 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $17,325,406.	$ 16,985,489	16,985,489

Total Repurchase Agreement (Cost $16,985,489)		16,985,489

Total Investments (Cost $4,499,463,328)		4,744,777,420
Net Other Assets (Liabilities) - 0.3%		15,293,519

Net Assets - 100.0%		$ 4,760,070,939

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.7%	$ 316,806,394
Banks	6.2	296,020,320
Industrial Conglomerates	5.6	264,477,897
Capital Markets	5.0	238,504,200
Diversified Financial Services	4.2	197,580,012
Oil, Gas & Consumable Fuels	4.1	193,208,258
Insurance	3.9	185,294,988
Food & Staples Retailing	3.8	179,583,236
Semiconductors & Semiconductor Equipment	3.8	178,750,051
Household Durables	3.7	176,521,847
Multi-Utilities	3.4	159,402,238
Health Care Equipment & Supplies	3.3	156,459,632
Electrical Equipment	3.3	155,631,669
Food Products	2.9	136,860,946
Wireless Telecommunication Services	2.7	130,207,668
Electronic Equipment, Instruments & Components	2.5	118,805,793
Airlines	2.4	112,979,732
Entertainment	2.4	111,891,319
Chemicals	2.3	107,786,454
Beverages	2.2	104,641,552
Personal Products	2.0	93,617,620
Software	1.5	73,703,916
Construction Materials	1.5	71,413,428
Real Estate Management & Development	1.5	70,904,139
Aerospace & Defense	1.4	68,866,047

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Auto Components	1.4%	$ 64,575,121
Tobacco	1.3	62,920,738
Metals & Mining	1.3	62,624,086
Health Care Providers & Services	1.3	62,523,365
Containers & Packaging	1.3	61,511,460
Equity Real Estate Investment Trusts	1.1	52,831,626
Trading Companies & Distributors	1.1	51,285,571
Machinery	1.0	48,501,185
Internet & Direct Marketing Retail	1.0	47,078,984
Leisure Products	0.9	44,654,959
Distributors	0.9	43,377,517
Marine	0.9	41,295,705
IT Services	0.9	40,872,024
Technology Hardware, Storage & Peripherals	0.8	38,215,450
Media	0.6	29,410,747
Hotels, Restaurants & Leisure	0.5	24,660,339
Interactive Media & Services	0.4	19,263,004
Energy Equipment & Services	0.3	13,749,714

Investments	99.3	4,709,270,951
Short-Term Investments	0.7	35,506,469

Total Investments	100.0%	$ 4,744,777,420

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$153,286,926	$4,555,984,025	$—	$4,709,270,951
Other Investment Company	18,520,980	—	—	18,520,980
Repurchase Agreement	—	16,985,489	—	16,985,489

Total Investments	$171,807,906	$4,572,969,514	$—	$4,744,777,420

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,629,382. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Growth

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 1.5%
Northern Star Resources, Ltd.	2,084,961	$ 17,960,173

Austria - 2.0%
Erste Group Bank AG (A)	639,500	23,480,745

China - 7.3%
ANTA Sports Products, Ltd.	3,501,200	30,482,073
Ping An Insurance Group Co. of China, Ltd., H Shares	2,004,000	22,660,933
Tencent Holdings, Ltd.	696,600	33,220,974

		86,363,980

Finland - 2.2%
Neste OYJ	672,172	26,747,536

France - 9.1%
Airbus SE	153,800	22,587,672
AXA SA	1,073,401	28,543,404
TOTAL SA	544,153	26,495,188
Vinci SA	281,465	31,183,239

		108,809,503

Germany - 4.4%
Bayerische Motoren Werke AG	313,415	22,325,003
Henkel AG & Co. KGaA	148,481	13,680,381
Knorr-Bremse AG	148,179	16,188,921

		52,194,305

Ireland - 5.0%
Kingspan Group PLC	486,766	30,042,519
Smurfit Kappa Group PLC	839,589	29,034,637

		59,077,156

Israel - 2.2%
Nice, Ltd., ADR (A) (B)	148,892	25,654,092

Italy - 3.7%
Enel SpA	5,016,700	43,727,132

Japan - 16.7%
Asahi Group Holdings, Ltd.	660,400	30,614,827
Haseko Corp.	1,731,900	22,580,415
Koito Manufacturing Co., Ltd.	384,200	16,672,902
Minebea Mitsumi, Inc.	1,239,300	24,074,637
Nidec Corp.	99,800	12,551,916
Nitori Holdings Co., Ltd.	127,300	19,782,541
Open House Co., Ltd.	605,000	16,082,945
SoftBank Group Corp.	498,800	20,138,828
Sushiro Global Holdings, Ltd.	202,500	16,993,344
Takeda Pharmaceutical Co., Ltd.	516,242	19,825,438

		199,317,793

Luxembourg - 2.8%
Aroundtown SA	3,480,714	32,951,285

Netherlands - 2.4%
Euronext NV (C)	330,572	28,654,932

New Zealand - 1.3%
a2 Milk Co., Ltd. (A)	1,587,900	15,195,787

	Shares	Value
COMMON STOCKS (continued)
Norway - 4.6%
DNB ASA	1,733,695	$ 30,309,444
Equinor ASA	1,330,711	24,016,104

		54,325,548

Republic of Korea - 2.1%
Samsung Electronics Co., Ltd.	547,400	25,362,678

Spain - 2.0%
Iberdrola SA	2,181,100	23,864,152
Iberdrola SA (A) (D)	40,391	442,130

		24,306,282

Sweden - 2.2%
Epiroc AB, Class A	260,900	3,018,225
Epiroc AB, Class B	2,012,189	22,741,149

		25,759,374

Switzerland - 7.5%
Lonza Group AG	57,096	23,448,743
Roche Holding AG	117,209	39,319,910
Swiss Life Holding AG	53,114	26,699,039

		89,467,692

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	385,120	20,773,373

United Kingdom - 17.1%
Ashtead Group PLC	777,668	25,101,489
Beazley PLC	3,200,458	22,840,682
British American Tobacco PLC	573,102	25,270,879
Compass Group PLC	1,313,883	32,482,085
GlaxoSmithKline PLC	1,477,960	34,701,629
Legal & General Group PLC	6,010,657	24,174,280
Rio Tinto PLC, ADR	465,400	24,866,322
Smith & Nephew PLC	577,800	13,902,387

		203,339,753

Total Common Stocks (Cost $1,082,139,489)		1,163,469,119

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (E)	4,100,599	4,100,599

Total Other Investment Company (Cost $4,100,599)		4,100,599

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.85% (E), dated 01/31/2020, to be repurchased at $10,017,343 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $10,218,474.	$ 10,016,634	10,016,634

Total Repurchase Agreement (Cost $10,016,634)		10,016,634

Total Investments (Cost $1,096,256,722)		1,177,586,352
Net Other Assets (Liabilities) - 1.1%		13,005,896

Net Assets - 100.0%		$ 1,190,592,248

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	10.6%	$ 124,918,338
Pharmaceuticals	8.0	93,846,977
Oil, Gas & Consumable Fuels	6.6	77,258,828
Electric Utilities	5.8	68,033,414
Machinery	5.6	66,022,932
Banks	4.6	53,790,189
Hotels, Restaurants & Leisure	4.2	49,475,429
Real Estate Management & Development	4.2	49,034,230
Metals & Mining	3.6	42,826,495
Interactive Media & Services	2.8	33,220,974
Construction & Engineering	2.6	31,183,239
Beverages	2.6	30,614,827
Textiles, Apparel & Luxury Goods	2.6	30,482,073
Building Products	2.5	30,042,519
Containers & Packaging	2.5	29,034,637
Capital Markets	2.4	28,654,932
Software	2.2	25,654,092
Technology Hardware, Storage & Peripherals	2.1	25,362,678
Tobacco	2.1	25,270,879
Trading Companies & Distributors	2.1	25,101,489
Life Sciences Tools & Services	2.0	23,448,743
Aerospace & Defense	1.9	22,587,672
Household Durables	1.9	22,580,415
Automobiles	1.9	22,325,003
Semiconductors & Semiconductor Equipment	1.8	20,773,373
Wireless Telecommunication Services	1.7	20,138,828
Specialty Retail	1.7	19,782,541
Auto Components	1.4	16,672,902
Food Products	1.3	15,195,787
Health Care Equipment & Supplies	1.2	13,902,387
Household Products	1.2	13,680,381
Electrical Equipment	1.1	12,551,916

Investments	98.8	1,163,469,119
Short-Term Investments	1.2	14,117,233

Total Investments	100.0%	$ 1,177,586,352

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$71,293,787	$1,092,175,332	$—	$1,163,469,119
Other Investment Company	4,100,599	—	—	4,100,599
Repurchase Agreement	—	10,016,634	—	10,016,634

Total Investments	$75,394,386	$1,102,191,966	$—	$1,177,586,352

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $4,020,104. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the value of the 144A security is $28,654,932, representing 2.4% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the value of the security is $442,130, representing less than 0.1% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at January 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 3.3%
BlueScope Steel, Ltd.	458,500	$ 4,291,087
Charter Hall Group, REIT	364,532	3,110,352
IMF Bentham, Ltd. (A) (B)	2,689,669	8,498,193
LendLease Group	114,700	1,377,577
Senex Energy, Ltd. (A)	10,795,700	2,235,020

		19,512,229

Austria - 0.4%
ams AG (A)	62,900	2,556,078

Belgium - 4.2%
Barco NV	26,862	6,679,202
D’ieteren SA	139,108	8,978,960
Fagron	378,748	8,767,691

		24,425,853

Denmark - 2.1%
Scandinavian Tobacco Group A/S, Class A (C)	468,028	6,136,967
Schouw & Co. A/S	76,367	6,262,006

		12,398,973

Finland - 1.0%
Raisio OYJ, V Shares	1,427,483	5,825,990

France - 3.6%
ICADE, REIT	66,600	7,445,360
Kaufman & Broad SA	125,729	5,334,962
Rothschild & Co.	295,719	7,941,211

		20,721,533

Germany - 5.8%
Bertrandt AG	49,309	2,854,616
DIC Asset AG	509,978	9,558,485
Gerresheimer AG	105,200	8,336,215
Hamburger Hafen und Logistik AG	247,740	6,096,800
SAF-Holland SA	535,400	3,728,970
Takkt AG	255,813	3,358,480

		33,933,566

Greece - 0.6%
Motor Oil Hellas Corinth Refineries SA	177,151	3,761,605

Hong Kong - 3.5%
First Pacific Co., Ltd.	9,232,350	2,897,836
Great Eagle Holdings, Ltd.	1,184,693	3,612,092
Kerry Logistics Network, Ltd.	5,284,500	8,430,335
NewOcean Energy Holdings, Ltd. (A)	7,639,020	1,081,931
Pacific Textiles Holdings, Ltd.	6,407,200	4,143,200

		20,165,394

Ireland - 4.6%
Bank of Ireland Group PLC	1,246,100	6,068,788
C&C Group PLC	221,900	1,049,008
Grafton Group PLC	400,900	4,870,373
Greencore Group PLC	1,737,100	5,619,344
Smurfit Kappa Group PLC	263,510	9,112,694

		26,720,207

	Shares	Value
COMMON STOCKS (continued)
Italy - 2.4%
Danieli & C Officine Meccaniche SpA	211,890	$ 2,119,668
doValue SpA (C)	286,100	3,744,129
Prysmian SpA	376,252	8,346,053

		14,209,850

Japan - 30.9%
Aida Engineering, Ltd.	359,700	2,883,316
Air Water, Inc.	332,900	4,572,419
Capcom Co., Ltd.	454,600	12,862,575
Chugoku Marine Paints, Ltd.	105,200	977,737
Daiichikosho Co., Ltd.	53,800	2,613,466
Denka Co., Ltd.	379,760	10,259,036
DTS Corp.	281,800	6,531,011
GMO internet, Inc.	227,100	4,353,438
Hakuhodo DY Holdings, Inc.	323,300	4,580,849
Hikari Tsushin, Inc.	31,100	7,644,499
Horiba, Ltd.	105,100	6,500,845
Hosokawa Micron Corp.	41,600	1,908,420
Kaken Pharmaceutical Co., Ltd.	110,100	5,805,755
Kenedix, Inc.	1,137,100	5,719,904
Kintetsu World Express, Inc.	559,100	8,915,994
Kumiai Chemical Industry Co., Ltd. (B)	692,500	5,311,934
Kyushu Railway Co.	132,200	4,325,496
Matsumotokiyoshi Holdings Co., Ltd.	195,900	7,833,345
Meitec Corp.	81,200	4,615,866
Nakanishi, Inc.	529,200	9,440,054
Nichiha Corp.	201,800	4,850,442
Nippon Parking Development Co., Ltd.	2,102,500	2,766,828
Rohto Pharmaceutical Co., Ltd.	185,000	5,120,938
Sanwa Holdings Corp.	906,600	9,536,592
Shinoken Group Co., Ltd.	352,900	3,928,229
Square Enix Holdings Co., Ltd.	229,100	11,246,405
Takasago Thermal Engineering Co., Ltd.	291,900	5,069,165
Token Corp.	79,400	5,491,825
Trend Micro, Inc.	115,100	6,014,019
Wakita & Co., Ltd.	329,000	3,043,319
Welcia Holdings Co., Ltd. (B)	95,200	5,227,780

		179,951,501

Netherlands - 4.8%
ASM International NV	134,500	16,345,307
Euronext NV (C)	34,300	2,973,222
Intertrust NV (C)	489,700	8,722,211

		28,040,740

New Zealand - 1.6%
Air New Zealand, Ltd.	5,015,402	9,109,528

Norway - 0.4%
ABG Sundal Collier Holding ASA	5,265,727	2,272,458

Philippines - 0.3%
Alliance Global Group, Inc. (A)	7,713,200	1,636,121

Republic of Korea - 2.2%
Eugene Technology Co., Ltd.	337,209	4,724,702
Interpark Holdings Corp.	565,819	948,987
NongShim Co., Ltd.	5,900	1,134,893
Value Added Technology Co., Ltd. (A)	241,600	6,235,352

		13,043,934

Spain - 1.5%
Cia de Distribucion Integral Logista Holdings SA	401,364	9,006,228

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 4.8%
Cloetta AB, B Shares	1,770,600	$ 6,240,977
Dios Fastigheter AB	1,042,874	9,616,984
Nobina AB (C)	693,172	5,263,468
Scandic Hotels Group AB (C)	650,700	6,901,723

		28,023,152

Switzerland - 3.6%
Pargesa Holding SA	163,835	13,124,639
Swissquote Group Holding SA	127,476	7,700,438

		20,825,077

United Kingdom - 17.4%
Bellway PLC	222,700	11,718,901
Dialog Semiconductor PLC (A)	57,887	2,542,794
Equiniti Group PLC (C)	3,405,500	9,209,779
IG Group Holdings PLC	899,335	7,883,101
Inchcape PLC	418,400	3,629,906
Informa PLC	1,275,927	13,033,587
Intermediate Capital Group PLC	482,835	11,073,518
International Personal Finance PLC	1,503,150	3,136,157
Lancashire Holdings, Ltd.	614,600	6,070,612
Northgate PLC (B)	701,868	2,465,332
Oxford Metrics PLC	262,800	390,406
Redrow PLC	1,065,000	11,180,342
Rentokil Initial PLC	685,081	4,219,115
Savills PLC	912,500	14,989,654

		101,543,204

Total Common Stocks (Cost $495,392,201)		577,683,221

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (D)	9,652,171	9,652,171

Total Other Investment Company (Cost $9,652,171)		9,652,171

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.85% (D), dated 01/31/2020, to be repurchased at $3,317,098 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $3,384,963.	$ 3,316,863	3,316,863

Total Repurchase Agreement (Cost $3,316,863)		3,316,863

Total Investments (Cost $508,361,235)		590,652,255
Net Other Assets (Liabilities) - (1.3)%		(7,818,672)

Net Assets - 100.0%		$ 582,833,583

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Management & Development	8.3%	$ 48,802,925
Capital Markets	6.8	39,843,948
Household Durables	5.7	33,726,030
Diversified Financial Services	4.8	28,264,797
Entertainment	4.5	26,722,446
Air Freight & Logistics	4.5	26,352,557
Semiconductors & Semiconductor Equipment	4.4	26,168,881
Food Products	4.3	25,083,210
Chemicals	3.6	21,121,126
IT Services	3.4	20,094,228
Building Products	3.3	19,456,199
Media	3.0	17,614,436
Professional Services	2.7	16,192,693
Health Care Equipment & Supplies	2.7	15,675,406
Electronic Equipment, Instruments & Components	2.2	13,180,047
Food & Staples Retailing	2.2	13,061,125
Distributors	2.1	12,608,866
Road & Rail	2.0	12,054,296
Equity Real Estate Investment Trusts	1.8	10,555,712
Containers & Packaging	1.6	9,112,694
Airlines	1.5	9,109,528
Health Care Providers & Services	1.5	8,767,691
Electrical Equipment	1.4	8,346,053
Life Sciences Tools & Services	1.4	8,336,215
Trading Companies & Distributors	1.3	7,913,692
Specialty Retail	1.3	7,644,499
Oil, Gas & Consumable Fuels	1.2	7,078,556
Commercial Services & Supplies	1.2	6,985,943
Machinery	1.2	6,911,404
Hotels, Restaurants & Leisure	1.2	6,901,723
Software	1.1	6,404,425
Tobacco	1.0	6,136,967
Transportation Infrastructure	1.0	6,096,800
Insurance	1.0	6,070,612
Banks	1.0	6,068,788
Pharmaceuticals	1.0	5,805,755
Personal Products	0.9	5,120,938
Internet & Direct Marketing Retail	0.7	4,307,467
Metals & Mining	0.7	4,291,087
Textiles, Apparel & Luxury Goods	0.7	4,143,200
Auto Components	0.6	3,728,970
Consumer Finance	0.5	3,136,157
Industrial Conglomerates	0.3	1,636,121
Beverages	0.2	1,049,008

Investments	97.8	577,683,221
Short-Term Investments	2.2	12,969,034

Total Investments	100.0%	$ 590,652,255

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$577,683,221	$—	$577,683,221
Other Investment Company	9,652,171	—	—	9,652,171
Repurchase Agreement	—	3,316,863	—	3,316,863

Total Investments	$9,652,171	$581,000,084	$—	$590,652,255

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,176,522. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $42,951,499, representing 7.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Stock

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Australia - 4.2%
Austal, Ltd.	154,212	$ 398,281
BHP Group, Ltd.	15,925	408,379
CSL, Ltd.	3,664	753,570
Fortescue Metals Group, Ltd.	81,211	601,597
Goodman Group, REIT	74,435	736,900
Northern Star Resources, Ltd.	60,211	518,667
Resolute Mining, Ltd. (A) (B)	278,626	218,846
Sandfire Resources, Ltd.	102,655	377,035

		4,013,275

Austria - 1.1%
ams AG (A)	17,626	716,271
BAWAG Group AG (A) (C)	8,627	372,866

		1,089,137

Belgium - 0.9%
Euronav NV	38,212	379,680
UCB SA	5,122	471,338

		851,018

Denmark - 2.4%
Carlsberg A/S, Class B	3,651	533,169
GN Store Nord A/S	6,505	322,649
Novo Nordisk A/S, Class B	14,699	894,752
Royal Unibrew A/S	6,099	579,821

		2,330,391

Finland - 0.5%
Neste OYJ	13,040	518,897

France - 11.2%
Air France-KLM (A)	74,998	694,792
Atos SE	5,668	470,039
AXA SA	35,438	942,352
BNP Paribas SA	12,565	666,793
Cie Generale des Etablissements Michelin SCA	6,797	788,610
Constellium SE (A)	26,300	298,768
Eiffage SA	8,247	955,941
Engie SA	52,631	905,953
Pernod Ricard SA	2,562	443,577
Peugeot SA	43,497	895,614
Safran SA	4,101	661,233
Sanofi	12,702	1,224,959
Societe Generale SA	23,301	754,012
Vinci SA	9,246	1,024,355

		10,726,998

Germany - 6.2%
Allianz SE	1,649	393,688
Bayer AG	9,272	744,129
Deutsche Lufthansa AG	26,796	408,201
Deutsche Telekom AG	24,668	399,518
HeidelbergCement AG	9,534	642,984
Merck KGaA	10,330	1,324,610
Muenchener Rueckversicherungs-Gesellschaft AG	1,978	583,194

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
ProSiebenSat.1 Media SE	62,674	$ 833,060
TAG Immobilien AG (A)	21,092	555,894

		5,885,278

Hong Kong - 0.8%
CK Hutchison Holdings, Ltd.	46,500	410,861
Wheelock & Co., Ltd.	61,000	371,317

		782,178

Israel - 1.2%
Israel Discount Bank, Ltd., A Shares	245,162	1,111,964

Italy - 4.7%
Atlantia SpA	11,906	292,151
Enel SpA	280,729	2,446,922
Eni SpA	43,107	603,824
Leonardo SpA	89,886	1,104,338

		4,447,235

Japan - 28.1%
Asahi Group Holdings, Ltd.	18,800	871,531
Central Glass Co., Ltd.	16,500	358,544
Chubu Electric Power Co., Inc.	30,900	419,643
Cosmo Energy Holdings Co., Ltd.	9,700	187,098
FUJIFILM Holdings Corp.	39,600	1,966,713
Fujitsu, Ltd.	7,000	740,129
Hiroshima Bank, Ltd.	41,400	185,875
Hitachi, Ltd.	39,800	1,515,882
Hokkaido Electric Power Co., Inc.	52,000	243,870
Hoya Corp.	7,800	746,502
ITOCHU Corp.	87,800	2,051,093
Kajima Corp.	30,200	383,129
KDDI Corp.	76,900	2,323,845
Marubeni Corp.	226,200	1,625,386
Mitsubishi Corp.	20,300	520,403
Mitsubishi UFJ Financial Group, Inc.	173,600	891,369
Mizuho Financial Group, Inc.	302,600	448,735
Morinaga Milk Industry Co., Ltd.	9,700	370,930
NEC Corp.	29,000	1,290,887
Nichi-iko Pharmaceutical Co., Ltd.	20,400	239,792
Nippon Telegraph & Telephone Corp.	79,600	2,029,564
Olympus Corp.	47,800	772,316
Ricoh Co., Ltd.	52,000	590,015
Sawai Pharmaceutical Co., Ltd.	9,700	630,360
Sekisui House, Ltd. (B)	17,300	371,987
Sojitz Corp.	233,800	735,907
Sony Corp.	18,800	1,314,625
Sumitomo Corp.	38,400	571,187
Toyota Motor Corp.	29,000	2,016,302
World Co., Ltd.	17,844	391,127

		26,804,746

Netherlands - 8.1%
Akzo Nobel NV	7,336	692,280
ASM International NV	5,370	652,597
ASR Nederland NV	6,250	232,557
Koninklijke Ahold Delhaize NV	42,003	1,030,814
Koninklijke Philips NV	24,523	1,123,090
NN Group NV	38,802	1,346,759
NXP Semiconductors NV	14,281	1,811,688
Royal Dutch Shell PLC, B Shares	32,892	864,290

		7,754,075

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Norway - 0.2%
Austevoll Seafood ASA	20,897	$ 203,740

Singapore - 0.2%
Yanlord Land Group, Ltd.	204,400	170,946

Spain - 2.8%
Almirall SA	13,198	195,197
Banco Bilbao Vizcaya Argentaria SA	62,876	325,483
Banco Santander SA	92,680	365,242
Iberdrola SA	78,514	859,048
Repsol SA	19,041	262,057
Telefonica SA	94,346	638,129

		2,645,156

Sweden - 0.8%
SSAB AB, B Shares	67,384	193,971
Telefonaktiebolaget LM Ericsson, B Shares	76,160	598,802

		792,773

Switzerland - 8.2%
Nestle SA	10,296	1,135,573
Novartis AG	27,080	2,558,196
Roche Holding AG	5,721	1,919,214
Swiss Life Holding AG	1,960	985,241
UBS Group AG (A)	32,074	398,347
Zurich Insurance Group AG	1,946	807,819

		7,804,390

United Kingdom - 13.3%
3i Group PLC	67,210	977,688
Ashtead Group PLC	22,188	716,182
AstraZeneca PLC	11,415	1,116,701
Barclays PLC	347,163	766,645
Bellway PLC	7,436	391,297
BP PLC	114,206	687,532
British American Tobacco PLC	21,009	926,390
Coca-Cola European Partners PLC	11,854	623,639
Dart Group PLC	14,197	318,701
Dialog Semiconductor PLC (A)	13,912	611,110
GlaxoSmithKline PLC	38,944	914,382
Halma PLC	18,689	518,741
Hammerson PLC, REIT	104,871	322,708
Imperial Brands PLC	16,901	433,379
Lloyds Banking Group PLC	755,862	564,277
Redrow PLC	36,346	381,559
Rio Tinto PLC	11,673	624,204
Standard Chartered PLC	66,046	549,201
Tesco PLC	374,067	1,216,660

		12,660,996

Total Common Stocks (Cost $87,537,963)		90,593,193

PREFERRED STOCK - 1.4%
Germany - 1.4%
Volkswagen AG, 2.95% (D)	7,330	1,315,095

Total Preferred Stock (Cost $1,330,505)		1,315,095

	Shares	Value
EXCHANGE-TRADED FUND - 1.0%
United States - 1.0%
iShares MSCI EAFE ETF	13,940	$ 940,671

Total Exchange-Traded Fund (Cost $915,030)		940,671

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (D)	598,495	598,495

Total Other Investment Company (Cost $598,495)		598,495

Total Investments (Cost $90,381,993)		93,447,454
Net Other Assets (Liabilities) - 2.1%		1,982,446

Net Assets - 100.0%		$ 95,429,900

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	13.1%	$ 12,233,630
Banks	7.5	7,002,462
Trading Companies & Distributors	6.7	6,220,158
Insurance	5.7	5,291,610
Automobiles	4.5	4,227,011
Electric Utilities	4.2	3,969,483
Semiconductors & Semiconductor Equipment	4.1	3,791,666
Oil, Gas & Consumable Fuels	3.8	3,503,378
Metals & Mining	3.5	3,241,467
Diversified Telecommunication Services	3.3	3,067,211
Beverages	3.3	3,051,737
Health Care Equipment & Supplies	3.2	2,964,557
Technology Hardware, Storage & Peripherals	2.7	2,556,728
IT Services	2.7	2,501,055
Household Durables	2.6	2,459,468
Construction & Engineering	2.5	2,363,425
Wireless Telecommunication Services	2.5	2,323,845
Food & Staples Retailing	2.4	2,247,474
Aerospace & Defense	2.3	2,163,852
Electronic Equipment, Instruments & Components	2.2	2,034,623
Food Products	1.8	1,710,243
Airlines	1.5	1,421,694
Capital Markets	1.5	1,376,035
Tobacco	1.5	1,359,769
Real Estate Management & Development	1.2	1,098,157
Equity Real Estate Investment Trusts	1.1	1,059,608
International Equity Funds	1.0	940,671
Multi-Utilities	1.0	905,953
Media	0.9	833,060
Auto Components	0.8	788,610
Biotechnology	0.8	753,570
Chemicals	0.7	692,280
Construction Materials	0.7	642,984
Communications Equipment	0.6	598,802
Industrial Conglomerates	0.4	410,861
Specialty Retail	0.4	391,127
Building Products	0.4	358,544
Transportation Infrastructure	0.3	292,151

Investments	99.4	92,848,959
Short-Term Investments	0.6	598,495

Total Investments	100.0%	$ 93,447,454

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,734,095	$87,859,098	$—	$90,593,193
Preferred Stock	—	1,315,095	—	1,315,095
Exchange-Traded Fund	940,671	—	—	940,671
Other Investment Company	598,495	—	—	598,495

Total Investments	$4,273,261	$89,174,193	$—	$93,447,454

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $558,912. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the value of the 144A security is $372,866, representing 0.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Value

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 3.6%
Challenger, Ltd.	7,380	$ 43,693
Macquarie Group, Ltd.	1,240	118,482
Qantas Airways, Ltd.	11,306	47,935
Santos, Ltd.	25,708	147,549

		357,659

Belgium - 0.8%
KBC Group NV	1,074	78,805

Brazil - 2.0%
Ambev SA	6,350	26,467
Banco do Brasil SA	3,860	43,750
BR Properties SA (A)	12,100	43,991
Localiza Rent a Car SA	3,045	38,132
Petrobras Distribuidora SA	4,575	30,766
Qualicorp Consultoria e Corretora de Seguros SA	1,560	15,103

		198,209

Canada - 4.2%
Canadian Imperial Bank of Commerce	800	65,238
Canadian National Railway Co.	1,560	145,780
Fairfax Financial Holdings, Ltd.	150	67,119
Fairfax India Holdings Corp. (A) (B)	2,800	33,964
RioCan Real Estate Investment Trust	1,600	32,837
Suncor Energy, Inc.	1,700	51,961
Transcontinental, Inc., Class A	1,500	17,636

		414,535

China - 6.6%
Agricultural Bank of China, Ltd., H Shares	123,000	47,488
Alibaba Group Holding, Ltd., ADR (A)	707	146,059
Baidu, Inc., ADR (A)	207	25,577
China Construction Bank Corp., H Shares	86,000	65,148
China Petroleum & Chemical Corp., A Shares	49,500	34,600
ENN Energy Holdings, Ltd.	4,230	49,173
JD.com, Inc., ADR (A)	1,668	62,867
Minth Group, Ltd.	8,000	24,470
NetEase, Inc., ADR	136	43,623
Tencent Holdings, Ltd.	2,990	142,594
Times China Holdings, Ltd.	10,760	18,771

		660,370

Czech Republic - 0.3%
Komercni banka as	797	27,394

Denmark - 1.9%
AP Moller-Maersk A/S, Class B	113	135,121
Maersk Drilling A/S (A)	978	54,582

		189,703

Egypt - 0.1%
ElSewedy Electric Co.	19,230	13,644

France - 7.6%
Airbus SE	1,012	148,626
Arkema SA	732	67,073
Engie SA	4,274	73,570
LVMH Moet Hennessy Louis Vuitton SE	179	77,949

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Peugeot SA	2,676	$ 55,099
Sanofi	1,793	172,914
Veolia Environnement SA	4,300	126,852
Vivendi SA	1,164	31,835

		753,918

Germany - 8.3%
Allianz SE	604	144,201
Bayer AG	1,776	142,533
Deutsche Boerse AG	507	82,298
Fresenius SE & Co. KGaA	1,407	71,842
Infineon Technologies AG	3,176	68,230
Merck KGaA	544	69,757
SAP SE	886	115,385
Siemens AG	730	90,037
TUI AG	4,452	45,336

		829,619

Greece - 0.3%
OPAP SA	2,411	30,022

Hong Kong - 3.7%
China Mobile, Ltd.	6,000	49,318
CK Hutchison Holdings, Ltd.	8,500	75,104
Guangdong Investment, Ltd.	12,107	24,573
Haier Electronics Group Co., Ltd.	16,000	48,059
Kerry Logistics Network, Ltd.	26,500	42,275
SITC International Holdings Co., Ltd.	38,000	44,762
Swire Pacific, Ltd., Class A	3,500	30,733
Swire Pacific, Ltd., Class B	23,900	33,793
WH Group, Ltd. (B)	27,500	25,880

		374,497

Hungary - 0.4%
Richter Gedeon Nyrt	1,865	40,095

India - 1.1%
ICICI Bank, Ltd., ADR	3,784	55,171
Reliance Industries, Ltd., GDR (B)	290	11,339
Vedanta, Ltd., ADR	5,288	41,775

		108,285

Indonesia - 0.6%
AKR Corporindo Tbk PT	75,200	18,150
Semen Indonesia Persero Tbk PT	44,900	39,116

		57,266

Ireland - 2.9%
AIB Group PLC	20,335	59,619
DCC PLC	876	70,730
Ryanair Holdings PLC, ADR (A)	828	71,713
Smurfit Kappa Group PLC	2,577	89,118

		291,180

Italy - 1.6%
Eni SpA	6,842	95,840
Mediobanca Banca di Credito Finanziario SpA	6,043	60,282

		156,122

Japan - 16.8%
Astellas Pharma, Inc.	5,100	90,118
FANUC Corp. (C)	180	32,783
Hikari Tsushin, Inc.	360	88,489

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi, Ltd.	2,700	$ 102,836
JXTG Holdings, Inc.	25,100	106,755
Kenedix, Inc.	16,010	80,534
Kuraray Co., Ltd.	4,800	57,698
MS&AD Insurance Group Holdings, Inc.	2,200	73,068
Nintendo Co., Ltd.	130	47,821
Olympus Corp.	4,310	69,638
ORIX Corp.	1,790	30,238
Rakuten, Inc. (A)	4,710	36,335
Seven & i Holdings Co., Ltd. (C)	2,450	93,941
SoftBank Group Corp. (C)	2,750	111,030
Sony Corp.	3,320	232,157
Sumitomo Mitsui Financial Group, Inc. (C)	3,600	126,574
Toshiba Corp.	2,860	91,407
Toyota Motor Corp.	2,510	174,515
Trend Micro, Inc. (A)	500	26,125

		1,672,062

Luxembourg - 2.1%
ArcelorMittal SA	6,005	88,202
Eurofins Scientific SE	108	58,088
Millicom International Cellular SA, SDR	1,320	62,335

		208,625

Malaysia - 0.6%
Malayan Banking Bhd.	18,700	38,377
Sime Darby Property Bhd.	117,300	22,247

		60,624

Mexico - 1.0%
Alpek SAB de CV	13,000	12,198
Fomento Economico Mexicano SAB de CV	3,361	30,304
Grupo Aeroportuario del Centro Norte SAB de CV	7,200	54,794

		97,296

Netherlands - 4.0%
ASML Holding NV	360	101,029
Heineken NV	767	83,455
Koninklijke Philips NV	2,109	96,587
NXP Semiconductors NV	745	94,511
Prosus NV (A)	319	23,010

		398,592

Norway - 0.6%
Mowi ASA	2,366	56,433

Philippines - 0.4%
International Container Terminal Services, Inc.	15,850	40,409

Republic of Korea - 1.4%
Com2uSCorp	538	45,413
Fila Holdings Corp.	526	19,257
Hana Financial Group, Inc.	1,413	39,049
NCSoft Corp.	61	32,315

		136,034

Republic of South Africa - 0.5%
Naspers, Ltd., N Shares	319	51,741

Russian Federation - 1.8%
Lukoil PJSC, ADR	831	84,870

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
PhosAgro PJSC, GDR (D)	3,358	$ 42,613
Sberbank of Russia PJSC, ADR	3,204	51,078

		178,561

Singapore - 1.1%
DBS Group Holdings, Ltd.	6,000	110,526

Sweden - 0.4%
Loomis AB, Class B	1,227	44,431

Switzerland - 6.2%
Alcon, Inc. (A)	353	20,855
Nestle SA	2,029	223,784
Novartis AG	1,767	166,925
Pargesa Holding SA	892	71,457
UBS Group AG (A)	6,144	76,306
Wizz Air Holdings PLC (A) (B)	1,101	60,689

		620,016

Taiwan - 3.0%
Chailease Holding Co., Ltd.	11,016	45,681
Delta Electronics, Inc.	7,200	33,641
Taiwan High Speed Rail Corp.	22,820	27,125
Taiwan Semiconductor Manufacturing Co., Ltd.	14,950	154,197
Yuanta Financial Holding Co., Ltd.	59,800	38,725

		299,369

Thailand - 0.4%
Bangkok Bank PCL, NVDR	7,800	35,786

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi AS	5,237	23,095
Tupras Turkiye Petrol Rafinerileri AS	1,496	28,106

		51,201

United Kingdom - 9.2%
Aviva PLC	18,990	99,517
Barratt Developments PLC	5,607	59,364
British Land Co. PLC, REIT	11,189	81,829
Cineworld Group PLC (C)	11,986	27,977
HSBC Holdings PLC	21,261	154,571
Imperial Brands PLC	1,192	30,566
Informa PLC	5,977	61,055
Persimmon PLC	1,379	55,516
Tesco PLC	38,957	126,708
Unilever PLC	2,417	144,177
Vodafone Group PLC	20,074	39,440
William Hill PLC	17,690	40,389

		921,109

United States - 0.9%
Burford Capital, Ltd.	4,250	35,301
Cott Corp. (C)	3,800	58,145

		93,446

Uruguay - 0.5%
Arcos Dorados Holdings, Inc., Class A	6,244	47,892

Total Common Stocks (Cost $9,785,815)		9,705,476

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.7%
Republic of Korea - 1.7%
Samsung Electronics Co., Ltd., 2.78% (E)	4,198	$ 164,103

Total Preferred Stock (Cost $146,048)		164,103

OTHER INVESTMENT COMPANY - 4.5%
Securities Lending Collateral - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (E)	453,531	453,531

Total Other Investment Company (Cost $453,531)		453,531

Total Investments (Cost $10,385,394)		10,323,110
Net Other Assets (Liabilities) - (3.6)%		(354,231)

Net Assets - 100.0%		$ 9,968,879

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.3%	$ 1,058,856
Pharmaceuticals	6.6	682,342
Oil, Gas & Consumable Fuels	5.4	561,020
Semiconductors & Semiconductor Equipment	4.1	417,967
Household Durables	3.8	395,096
Insurance	3.7	383,905
Capital Markets	3.4	346,351
Industrial Conglomerates	3.2	327,278
Internet & Direct Marketing Retail	3.1	320,012
Food Products	3.0	306,097
Wireless Telecommunication Services	2.5	262,123
Automobiles	2.5	252,709
Real Estate Management & Development	2.2	230,069
Diversified Financial Services	2.2	229,794
Entertainment	2.2	228,984
Food & Staples Retailing	2.1	220,649
Multi-Utilities	1.9	200,422
Beverages	1.9	198,371
Health Care Equipment & Supplies	1.8	187,080
Road & Rail	1.8	183,912
Airlines	1.8	180,337
Marine	1.8	179,883
Chemicals	1.7	179,582
Interactive Media & Services	1.6	168,171
Technology Hardware, Storage & Peripherals	1.6	164,103
Hotels, Restaurants & Leisure	1.6	163,639
Aerospace & Defense	1.4	148,626
Personal Products	1.4	144,177
Software	1.4	141,510
Electronic Equipment, Instruments & Components	1.3	136,477
Metals & Mining	1.3	129,977
Transportation Infrastructure	1.2	122,328
Specialty Retail	1.2	119,255
Equity Real Estate Investment Trusts	1.1	114,666
Textiles, Apparel & Luxury Goods	0.9	97,206
Containers & Packaging	0.9	89,118

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Health Care Providers & Services	0.8%	$ 86,945
Commercial Services & Supplies	0.6	62,067
Media	0.6	61,055
Life Sciences Tools & Services	0.6	58,088
Energy Equipment & Services	0.5	54,582
Gas Utilities	0.5	49,173
Air Freight & Logistics	0.4	42,275
Construction Materials	0.4	39,116
Machinery	0.3	32,783
Tobacco	0.3	30,566
Water Utilities	0.2	24,573
Auto Components	0.2	24,470
Trading Companies & Distributors	0.2	18,150
Electrical Equipment	0.1	13,644

Investments	95.6	9,869,579
Short-Term Investments	4.4	453,531

Total Investments	100.0%	$ 10,323,110

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,535,934	$8,169,542	$—	$9,705,476
Preferred Stock	—	164,103	—	164,103
Other Investment Company	453,531	—	—	453,531

Total Investments	$1,989,465	$8,333,645	$—	$10,323,110

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $131,872, representing 1.3% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $431,181. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the value of the Regulation S security is $42,613, representing 0.4% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at January 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 4.6%
Textron, Inc.	632,603	$ 29,055,456
United Technologies Corp.	370,000	55,574,000

		84,629,456

Automobiles - 4.7%
General Motors Co.	2,595,000	86,647,050

Banks - 11.2%
Bank of America Corp.	2,450,000	80,433,500
Citigroup, Inc.	1,185,000	88,175,850
JPMorgan Chase & Co.	300,000	39,708,000

		208,317,350

Beverages - 4.7%
Cott Corp.	4,305,000	65,823,450
Keurig Dr. Pepper, Inc. (A)	740,000	21,112,200

		86,935,650

Biotechnology - 4.6%
AbbVie, Inc.	1,060,000	85,881,200

Capital Markets - 3.0%
Morgan Stanley	1,077,135	56,291,075

Chemicals - 4.2%
DuPont de Nemours, Inc.	1,532,000	78,407,760

Communications Equipment - 4.5%
CommScope Holding Co., Inc. (B)	2,940,000	35,823,900
Juniper Networks, Inc.	400,000	9,176,000
Nokia OYJ, ADR (A)	10,130,000	39,304,400

		84,304,300

Diversified Telecommunication Services - 3.5%
AT&T, Inc.	975,000	36,679,500
Verizon Communications, Inc.	470,000	27,936,800

		64,616,300

Electric Utilities - 1.4%
Exelon Corp.	550,000	26,174,500

Electrical Equipment - 1.5%
Emerson Electric Co.	390,000	27,935,700

Equity Real Estate Investment Trusts - 4.0%
Simon Property Group, Inc.	135,000	17,975,250
SL Green Realty Corp.	610,100	56,153,604

		74,128,854

Food & Staples Retailing - 3.6%
Walmart, Inc.	579,143	66,306,082

Food Products - 8.1%
Archer-Daniels-Midland Co.	1,500,000	67,140,000
TreeHouse Foods, Inc. (B)	1,849,994	82,509,732

		149,649,732

	Shares	Value
COMMON STOCKS (continued)
Insurance - 8.7%
American International Group, Inc.	2,240,000	$ 112,582,400
Lincoln National Corp.	900,000	49,032,000

		161,614,400

Media - 1.4%
Comcast Corp., Class A	610,000	26,345,900

Multi-Utilities - 5.5%
CenterPoint Energy, Inc.	3,885,000	102,874,800

Oil, Gas & Consumable Fuels - 7.9%
Exxon Mobil Corp.	625,000	38,825,000
Occidental Petroleum Corp.	1,680,000	66,729,600
Williams Cos., Inc.	2,000,000	41,380,000

		146,934,600

Pharmaceuticals - 3.1%
Johnson & Johnson	230,000	34,240,100
Pfizer, Inc.	630,000	23,461,200

		57,701,300

Semiconductors & Semiconductor Equipment - 3.6%
Intel Corp.	1,040,000	66,487,200

Specialty Retail - 2.3%
Lowe’s Cos., Inc.	365,000	42,427,600

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC, ADR (A)	1,150,000	22,551,500

Total Common Stocks (Cost $1,797,259,101)		1,807,162,309

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	25,671,812	25,671,812

Total Other Investment Company (Cost $25,671,812)		25,671,812

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $44,454,538 on 02/03/2020. Collateralized by U.S. Government Obligations, 2.13% - 3.13%, due 05/15/2021 - 05/31/2021, and with a total value of $45,341,941.	$ 44,451,389	44,451,389

Total Repurchase Agreement (Cost $44,451,389)		44,451,389

Total Investments (Cost $1,867,382,302)		1,877,285,510
Net Other Assets (Liabilities) - (1.1)%		(21,109,778)

Net Assets - 100.0%		$ 1,856,175,732

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,807,162,309	$—	$—	$1,807,162,309
Other Investment Company	25,671,812	—	—	25,671,812
Repurchase Agreement	—	44,451,389	—	44,451,389

Total Investments	$1,832,834,121	$44,451,389	$—	$1,877,285,510

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,008,062. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.8%
Arconic, Inc.	23,479	$ 703,196
General Dynamics Corp.	4,713	826,849
Huntington Ingalls Industries, Inc.	787	205,407
Lockheed Martin Corp.	2,438	1,043,757
Northrop Grumman Corp.	1,413	529,267

		3,308,476

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	9,688	699,668
United Parcel Service, Inc., Class B	383	39,648

		739,316

Airlines - 0.5%
Delta Air Lines, Inc.	9,508	529,976
Southwest Airlines Co.	4,302	236,524
United Airlines Holdings, Inc. (A)	2,778	207,794

		974,294

Auto Components - 0.1%
BorgWarner, Inc.	4,082	139,972

Automobiles - 0.3%
Ford Motor Co.	27,949	246,510
General Motors Co.	11,018	367,891

		614,401

Banks - 4.2%
Bank of America Corp.	78,927	2,591,173
Citigroup, Inc.	13,743	1,022,616
Citizens Financial Group, Inc.	2,367	88,242
Comerica, Inc.	6,186	378,336
Fifth Third Bancorp	41,065	1,168,299
JPMorgan Chase & Co.	8,647	1,144,517
M&T Bank Corp.	1,813	305,527
SVB Financial Group (A)	508	122,088
US Bancorp	17,782	946,358

		7,767,156

Beverages - 1.3%
Coca-Cola Co.	19,539	1,141,078
Molson Coors Beverage Co., Class B	2,316	128,723
Monster Beverage Corp. (A)	4,302	286,513
PepsiCo, Inc.	5,796	823,148

		2,379,462

Biotechnology - 1.9%
AbbVie, Inc.	8,539	691,830
Alexion Pharmaceuticals, Inc. (A)	2,103	209,017
Amgen, Inc.	4,325	934,416
Biogen, Inc. (A)	2,086	560,821
Gilead Sciences, Inc.	10,723	677,694
Incyte Corp. (A)	5,434	397,062
Vertex Pharmaceuticals, Inc. (A)	558	126,694

		3,597,534

Building Products - 0.7%
Allegion PLC	2,578	333,387

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Johnson Controls International PLC	18,209	$ 718,345
Masco Corp.	5,976	283,980

		1,335,712

Capital Markets - 3.2%
Ameriprise Financial, Inc.	3,908	646,422
Charles Schwab Corp.	12,381	563,955
E*TRADE Financial Corp.	5,255	223,968
Franklin Resources, Inc.	11,970	302,841
Intercontinental Exchange, Inc.	4,219	420,803
MarketAxess Holdings, Inc.	2,036	721,110
Moody’s Corp.	2,059	528,731
MSCI, Inc.	1,462	417,840
Raymond James Financial, Inc.	329	30,080
S&P Global, Inc.	1,954	573,948
T. Rowe Price Group, Inc.	11,198	1,495,269

		5,924,967

Chemicals - 0.9%
Celanese Corp.	3,572	369,702
CF Industries Holdings, Inc.	10,707	431,278
Dow, Inc. (A)	15,777	726,846
DuPont de Nemours, Inc.	3,032	155,178
LyondellBasell Industries NV, Class A	883	68,750

		1,751,754

Commercial Services & Supplies - 1.0%
Cintas Corp.	5,238	1,461,245
Republic Services, Inc.	4,434	421,452

		1,882,697

Communications Equipment - 1.0%
Cisco Systems, Inc.	40,112	1,843,949

Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	5,082	470,237

Construction Materials - 0.5%
Martin Marietta Materials, Inc.	3,416	901,141

Consumer Finance - 0.7%
American Express Co.	5,715	742,207
Discover Financial Services	4,774	358,671
Synchrony Financial	6,389	207,067

		1,307,945

Containers & Packaging - 0.5%
Ball Corp.	11,362	820,109
Sealed Air Corp.	2,592	92,016

		912,125

Distributors - 0.2%
LKQ Corp. (A)	10,131	331,132

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B (A)	19,113	4,289,531

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	43,986	1,654,753
CenturyLink, Inc.	26,160	357,346
Verizon Communications, Inc.	29,029	1,725,484

		3,737,583

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.9%
Evergy, Inc.	29,752	$ 2,146,904
Exelon Corp.	20,924	995,773
Pinnacle West Capital Corp.	1,561	152,494
Southern Co.	3,597	253,229

		3,548,400

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	788	102,795
Keysight Technologies, Inc. (A)	5,972	555,336

		658,131

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	5,091	206,440
Schlumberger, Ltd.	6,295	210,945

		417,385

Entertainment - 1.1%
Electronic Arts, Inc. (A)	4,401	474,956
Netflix, Inc. (A)	1,757	606,323
Take-Two Interactive Software, Inc. (A)	4,532	564,869
Walt Disney Co.	2,858	395,290

		2,041,438

Equity Real Estate Investment Trusts - 2.5%
American Tower Corp.	4,861	1,126,488
Boston Properties, Inc.	1,071	153,528
Extra Space Storage, Inc.	3,113	344,547
Host Hotels & Resorts, Inc.	65,069	1,063,228
Public Storage	1,528	341,905
Simon Property Group, Inc.	12,627	1,681,285

		4,710,981

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	3,415	1,043,351
Sysco Corp.	5,578	458,177
Walmart, Inc.	6,371	729,415

		2,230,943

Food Products - 0.8%
General Mills, Inc.	7,860	410,449
Hershey Co.	3,087	479,010
Kellogg Co.	2,592	176,800
Mondelez International, Inc., Class A	3,924	225,159
Tyson Foods, Inc., Class A	1,776	146,751

		1,438,169

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	17,273	1,505,169
Align Technology, Inc. (A)	1,773	455,838
Baxter International, Inc.	4,118	367,408
Cooper Cos., Inc.	2,020	700,718
Edwards Lifesciences Corp. (A)	3,727	819,418
Hologic, Inc. (A)	5,321	284,780
IDEXX Laboratories, Inc. (A)	690	186,997
Medtronic PLC	10,804	1,247,214
Teleflex, Inc.	900	334,359

		5,901,901

Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	4,611	394,517
Anthem, Inc.	3,433	910,706

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Cardinal Health, Inc.	4,305	$ 220,459
Centene Corp. (A)	2,053	128,949
CVS Health Corp.	14,778	1,002,244
HCA Healthcare, Inc.	540	74,952
Henry Schein, Inc. (A)	8,780	605,293
Humana, Inc.	920	309,341
McKesson Corp.	458	65,315
UnitedHealth Group, Inc.	6,414	1,747,494
Universal Health Services, Inc., Class B	2,358	323,306

		5,782,576

Health Care Technology - 0.3%
Cerner Corp.	8,637	620,396

Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (A)	49	42,471
Darden Restaurants, Inc.	5,204	605,902
Hilton Worldwide Holdings, Inc.	4,615	497,497
Las Vegas Sands Corp.	3,432	224,144
McDonald’s Corp.	191	40,868
Norwegian Cruise Line Holdings, Ltd. (A)	8,094	435,862
Starbucks Corp.	12,036	1,021,014

		2,867,758

Household Durables - 0.8%
D.R. Horton, Inc.	5,763	341,169
Newell Brands, Inc.	6,536	127,648
PulteGroup, Inc.	17,240	769,766
Whirlpool Corp. (B)	1,722	251,705

		1,490,288

Household Products - 2.7%
Church & Dwight Co., Inc.	7,846	582,330
Clorox Co.	3,137	493,481
Colgate-Palmolive Co.	11,740	866,177
Kimberly-Clark Corp.	11,445	1,639,382
Procter & Gamble Co.	11,822	1,473,258

		5,054,628

Independent Power & Renewable Electricity Producers - 0.8%
AES Corp.	56,991	1,131,841
NRG Energy, Inc.	12,429	458,506

		1,590,347

Industrial Conglomerates - 1.4%
3M Co.	2,546	403,948
General Electric Co.	66,030	822,074
Honeywell International, Inc.	7,800	1,351,116

		2,577,138

Insurance - 2.6%
Aflac, Inc.	24,360	1,256,245
Allstate Corp.	13,366	1,584,406
American International Group, Inc.	487	24,477
Aon PLC	855	188,314
Hartford Financial Services Group, Inc.	16,958	1,005,270
MetLife, Inc.	8,012	398,276
Progressive Corp.	3,892	314,045

		4,771,033

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (A)	855	1,225,027

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (A)	3,039	$ 4,358,625
Facebook, Inc., Class A (A)	15,500	3,129,605

		8,713,257

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (A)	2,497	5,015,774
Booking Holdings, Inc. (A)	674	1,233,791
eBay, Inc.	18,177	610,020
Expedia Group, Inc.	3,449	374,044

		7,233,629

IT Services - 5.5%
Accenture PLC, Class A	2,441	500,918
Akamai Technologies, Inc. (A)	5,008	467,497
Automatic Data Processing, Inc.	3,268	560,103
FleetCor Technologies, Inc. (A)	3,219	1,014,725
Global Payments, Inc.	262	51,208
International Business Machines Corp.	8,450	1,214,518
Mastercard, Inc., Class A	7,784	2,459,277
PayPal Holdings, Inc. (A)	5,430	618,423
VeriSign, Inc. (A)	1,101	229,162
Visa, Inc., Class A	16,190	3,221,324

		10,337,155

Life Sciences Tools & Services - 0.4%
Illumina, Inc. (A)	1,035	300,222
Mettler-Toledo International, Inc. (A)	450	340,731
Thermo Fisher Scientific, Inc.	99	31,006

		671,959

Machinery - 1.1%
Caterpillar, Inc.	3,662	481,004
Cummins, Inc.	5,599	895,672
Dover Corp.	338	38,481
Parker-Hannifin Corp.	1,049	205,279
Snap-on, Inc.	2,645	422,221

		2,042,657

Media - 2.3%
Charter Communications, Inc., Class A (A)	3,662	1,894,938
Comcast Corp., Class A	22,662	978,772
Discovery, Inc., Class C (A)	18,357	509,774
Fox Corp., Class B (A)	4,000	145,320
Omnicom Group, Inc.	11,397	858,308

		4,387,112

Metals & Mining - 0.0% (C)
Nucor Corp.	1,833	87,049

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	15,418	408,269

Multiline Retail - 0.5%
Dollar General Corp.	739	113,370
Dollar Tree, Inc. (A)	2,246	195,559
Target Corp.	5,484	607,298

		916,227

Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	22,363	2,395,972
ConocoPhillips	17,306	1,028,496
Exxon Mobil Corp.	37,288	2,316,331
HollyFrontier Corp.	3,033	136,242
Marathon Oil Corp.	4,122	46,867

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	1,840	$ 100,280
Noble Energy, Inc.	4,353	86,059
Phillips 66	7,503	685,549
Valero Energy Corp.	3,415	287,919
Williams Cos., Inc.	14,137	292,494

		7,376,209

Personal Products - 0.1%
Coty, Inc., Class A	3,628	37,223
Estee Lauder Cos., Inc., Class A	841	164,130

		201,353

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	18,472	1,162,813
Johnson & Johnson	18,013	2,681,595
Merck & Co., Inc.	25,893	2,212,298
Pfizer, Inc.	32,592	1,213,726
Zoetis, Inc.	1,806	242,383

		7,512,815

Professional Services - 0.5%
IHS Markit, Ltd. (A)	8,620	679,773
Verisk Analytics, Inc.	1,527	248,092

		927,865

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A (A)	11,215	684,676

Road & Rail - 1.0%
CSX Corp.	17,405	1,328,698
Kansas City Southern	570	96,153
Norfolk Southern Corp.	661	137,627
Union Pacific Corp.	1,495	268,233

		1,830,711

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (A)	1,232	57,904
Applied Materials, Inc.	11,001	637,948
Broadcom, Inc.	1,709	521,518
Intel Corp.	39,357	2,516,093
Lam Research Corp.	2,726	812,921
Microchip Technology, Inc. (B)	1,760	171,565
Micron Technology, Inc. (A)	4,319	229,296
NVIDIA Corp.	1,675	396,020
Qorvo, Inc. (A)	2,433	257,557
QUALCOMM, Inc.	8,703	742,453
Texas Instruments, Inc.	13,661	1,648,200

		7,991,475

Software - 7.4%
Adobe, Inc. (A)	1,166	409,429
Fortinet, Inc. (A)	4,729	545,538
Intuit, Inc.	7,718	2,163,973
Microsoft Corp.	51,671	8,795,954
Oracle Corp.	36,451	1,911,855

		13,826,749

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	412	54,281
AutoZone, Inc. (A)	674	713,065
Best Buy Co., Inc.	4,762	403,294
Home Depot, Inc.	10,394	2,370,871

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (A)	1,527	$ 620,115
Ross Stores, Inc.	1,029	115,443

		4,277,069

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	32,789	10,148,523
Hewlett Packard Enterprise Co.	7,105	98,973

		10,247,496

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	5,861	80,647
NIKE, Inc., Class B	1,705	164,192

		244,839

Tobacco - 0.8%
Altria Group, Inc.	17,717	842,089
Philip Morris International, Inc.	8,966	741,488

		1,583,577

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	6,404	507,133

Total Common Stocks (Cost $158,074,370)		181,920,177

	Shares	Value
EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
SPDR S&P 500 ETF Trust	11,576	$ 3,724,346

Total Exchange-Traded Fund (Cost $3,512,232)		3,724,346

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (D)	352,927	352,927

Total Other Investment Company (Cost $352,927)		352,927

Total Investments (Cost $161,939,529)		185,997,450
Net Other Assets (Liabilities) - 0.4%		784,698

Net Assets - 100.0%		$ 186,782,148

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$181,920,177	$—	$—	$181,920,177
Exchange-Traded Fund	3,724,346	—	—	3,724,346
Other Investment Company	352,927	—	—	352,927

Total Investments	$185,997,450	$—	$—	$185,997,450

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $345,727. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at January 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.7%
Raytheon Co.	27,297	$ 6,030,999

Beverages - 1.1%
Constellation Brands, Inc., Class A	23,852	4,491,332
Monster Beverage Corp. (A)	78,576	5,233,161

		9,724,493

Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (A)	23,378	2,683,560
Biogen, Inc. (A)	7,185	1,931,687
Moderna, Inc. (A) (B)	75,414	1,546,741
Sarepta Therapeutics, Inc. (A) (B)	17,181	1,992,309
Seattle Genetics, Inc. (A)	27,748	3,007,606
Vertex Pharmaceuticals, Inc. (A)	21,397	4,858,189

		16,020,092

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	69,207	4,755,213

Capital Markets - 0.5%
Intercontinental Exchange, Inc.	42,895	4,278,347

Chemicals - 0.8%
PPG Industries, Inc.	35,255	4,224,959
Sherwin-Williams Co.	4,844	2,698,060

		6,923,019

Commercial Services & Supplies - 0.5%
Copart, Inc. (A)	39,811	4,039,224

Consumer Finance - 0.9%
American Express Co.	35,692	4,635,320
Capital One Financial Corp.	32,457	3,239,209

		7,874,529

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	52,653	3,129,694

Electrical Equipment - 0.9%
AMETEK, Inc.	42,738	4,151,997
Eaton Corp. PLC	39,024	3,686,597

		7,838,594

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	29,107	3,797,008
Zebra Technologies Corp., Class A (A)	10,480	2,504,930

		6,301,938

Entertainment - 4.2%
Activision Blizzard, Inc.	66,823	3,907,809
Roku, Inc. (A) (B)	71,536	8,652,279
Spotify Technology SA (A)	136,119	19,233,615
Walt Disney Co.	31,436	4,347,913

		36,141,616

Equity Real Estate Investment Trusts - 0.6%
American Tower Corp.	22,538	5,222,956

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	23,394	$ 7,147,335

Health Care Equipment & Supplies - 6.5%
Baxter International, Inc.	70,561	6,295,452
Becton Dickinson and Co.	13,671	3,761,986
DexCom, Inc. (A)	66,425	15,991,819
Edwards Lifesciences Corp. (A)	17,151	3,770,819
Intuitive Surgical, Inc. (A)	38,359	21,472,601
Teleflex, Inc.	11,779	4,376,016

		55,668,693

Health Care Providers & Services - 2.2%
Convetrus, Inc. (A) (B)	219,627	2,701,412
Guardant Health, Inc. (A)	87,269	6,635,935
UnitedHealth Group, Inc.	36,549	9,957,775

		19,295,122

Health Care Technology - 1.8%
Veeva Systems, Inc., Class A (A)	103,765	15,212,987

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	48,023	5,176,879
McDonald’s Corp.	19,461	4,164,070

		9,340,949

Household Products - 1.0%
Colgate-Palmolive Co.	72,924	5,380,333
Procter & Gamble Co.	28,463	3,547,059

		8,927,392

Insurance - 0.4%
Allstate Corp.	31,359	3,717,296

Interactive Media & Services - 10.2%
Alphabet, Inc., Class A (A)	14,980	21,463,045
Alphabet, Inc., Class C (A)	8,584	12,311,430
Facebook, Inc., Class A (A)	109,739	22,157,402
Snap, Inc., Class A (A) (B)	415,711	7,640,768
Twitter, Inc. (A)	526,163	17,089,774
Zillow Group, Inc., Class C (A) (B)	145,638	6,729,932

		87,392,351

Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc. (A)	25,095	50,408,829
Chewy, Inc., Class A (A) (B)	220,447	5,844,050
Farfetch, Ltd., Class A (A) (B)	353,552	4,313,334
MercadoLibre, Inc. (A)	17,450	11,569,350
Wayfair, Inc., Class A (A) (B)	47,820	4,480,734

		76,616,297

IT Services - 14.2%
Adyen NV (A) (C)	9,098	8,360,215
EPAM Systems, Inc. (A)	14,474	3,302,098
FleetCor Technologies, Inc. (A)	20,924	6,595,873
Global Payments, Inc.	38,283	7,482,412
GoDaddy, Inc., Class A (A)	62,082	4,172,531
Mastercard, Inc., Class A	43,022	13,592,371
MongoDB, Inc. (A) (B)	49,308	8,082,074
Okta, Inc. (A)	137,115	17,557,576
PayPal Holdings, Inc. (A)	54,685	6,228,075
Shopify, Inc., Class A (A)	51,180	23,832,479

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Square, Inc., Class A (A)	95,587	$ 7,139,393
Twilio, Inc., Class A (A) (B)	128,018	15,917,758

		122,262,855

Life Sciences Tools & Services - 2.9%
Illumina, Inc. (A)	62,745	18,200,442
Thermo Fisher Scientific, Inc.	20,361	6,376,862

		24,577,304

Machinery - 1.4%
Illinois Tool Works, Inc.	32,404	5,670,052
Nordson Corp.	23,911	4,037,611
Snap-on, Inc.	14,295	2,281,911

		11,989,574

Oil, Gas & Consumable Fuels - 0.2%
Continental Resources, Inc.	52,414	1,426,709

Pharmaceuticals - 1.1%
Allergan PLC	18,459	3,445,188
Eli Lilly & Co.	45,131	6,302,093

		9,747,281

Professional Services - 0.7%
Equifax, Inc.	18,987	2,846,151
IHS Markit, Ltd. (A)	39,354	3,103,457

		5,949,608

Road & Rail - 3.7%
Norfolk Southern Corp.	17,283	3,598,493
Uber Technologies, Inc. (A)	768,095	27,874,168

		31,472,661

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (A)	103,694	4,873,618
Marvell Technology Group, Ltd.	160,072	3,848,131
Micron Technology, Inc. (A)	64,725	3,436,250
ON Semiconductor Corp. (A)	136,099	3,150,692

		15,308,691

Software - 18.1%
Adobe, Inc. (A)	24,329	8,542,885
Atlassian Corp. PLC, Class A (A)	49,426	7,265,622
Coupa Software, Inc. (A) (B)	76,683	12,357,465
DocuSign, Inc. (A)	41,698	3,273,710
Guidewire Software, Inc. (A)	28,849	3,245,512
Microsoft Corp.	175,216	29,827,020
salesforce.com, Inc. (A)	51,843	9,451,497
ServiceNow, Inc. (A)	74,020	25,035,785
Slack Technologies, Inc., Class A (A) (B)	663,390	13,752,075
SS&C Technologies Holdings, Inc.	63,339	3,990,990
Trade Desk, Inc., Class A (A) (B)	48,196	12,973,399
Workday, Inc., Class A (A)	103,298	19,071,910
Zoom Video Communications, Inc., Class A (A) (B)	93,729	7,151,523

		155,939,393

Specialty Retail - 1.2%
Carvana Co. (A) (B)	54,063	4,284,493
TJX Cos., Inc.	99,357	5,866,037

		10,150,530

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	107,597	$ 33,302,347

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc., Class B	76,760	7,391,988
PVH Corp.	42,413	3,697,141
Under Armour, Inc., Class C (A)	214,981	3,861,059
VF Corp.	55,435	4,599,442

		19,549,630

Total Common Stocks (Cost $620,498,072)		843,275,719

OTHER INVESTMENT COMPANY - 8.9%
Securities Lending Collateral - 8.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (D)	76,946,212	76,946,212

Total Other Investment Company (Cost $76,946,212)		76,946,212

Total Investments (Cost $697,444,284)		920,221,931
Net Other Assets (Liabilities) - (7.0)%		(59,859,062)

Net Assets - 100.0%		$ 860,362,869

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$834,915,504	$8,360,215	$—	$843,275,719
Other Investment Company	76,946,212	—	—	76,946,212

Total Investments	$911,861,716	$8,360,215	$—	$920,221,931

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $75,249,841. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the value of the 144A security is $8,360,215, representing 1.0% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at January 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.	3,469	$ 1,299,383

Airlines - 1.6%
Delta Air Lines, Inc.	74,622	4,159,430
United Airlines Holdings, Inc. (A)	33,407	2,498,844

		6,658,274

Banks - 8.8%
Bank of America Corp.	222,662	7,309,994
Citigroup, Inc.	28,057	2,087,721
Fifth Third Bancorp	152,431	4,336,662
JPMorgan Chase & Co.	62,435	8,263,897
Popular, Inc.	68,341	3,824,362
SVB Financial Group (A)	7,527	1,808,964
US Bancorp	113,605	6,046,058
Wells Fargo & Co.	44,037	2,067,097

		35,744,755

Beverages - 3.2%
Coca-Cola Co.	191,263	11,169,759
Monster Beverage Corp. (A)	1,469	97,836
PepsiCo, Inc.	11,505	1,633,940

		12,901,535

Biotechnology - 2.4%
Amgen, Inc.	1,765	381,328
Biogen, Inc. (A)	10,323	2,775,339
Gilead Sciences, Inc.	42,923	2,712,734
Incyte Corp. (A)	52,233	3,816,665

		9,686,066

Capital Markets - 5.8%
Ameriprise Financial, Inc.	11,276	1,865,163
Charles Schwab Corp.	115,325	5,253,054
E*TRADE Financial Corp.	74,733	3,185,120
FactSet Research Systems, Inc.	14,115	4,038,443
Franklin Resources, Inc.	140,230	3,547,819
T. Rowe Price Group, Inc.	38,758	5,175,356
TD Ameritrade Holding Corp.	11,767	558,697

		23,623,652

Chemicals - 1.1%
CF Industries Holdings, Inc.	2,338	94,175
Dow, Inc. (A)	98,607	4,542,824

		4,636,999

Commercial Services & Supplies - 1.0%
Cintas Corp.	14,919	4,161,953

Communications Equipment - 2.3%
Cisco Systems, Inc.	204,746	9,412,174

Construction & Engineering - 0.7%
AECOM (A)	58,614	2,826,953

Consumer Finance - 2.6%
Capital One Financial Corp.	53,335	5,322,833

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (continued)
Credit Acceptance Corp. (A)	2,658	$ 1,140,229
Discover Financial Services	52,913	3,975,354

		10,438,416

Containers & Packaging - 1.1%
Ball Corp.	63,036	4,549,938

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	20,095	4,509,921

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	117,488	4,419,899
Verizon Communications, Inc.	59,296	3,524,554

		7,944,453

Electric Utilities - 2.6%
Evergy, Inc.	69,134	4,988,710
Exelon Corp.	116,187	5,529,339

		10,518,049

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	5,012	653,815

Entertainment - 0.8%
Walt Disney Co.	24,226	3,350,698

Equity Real Estate Investment Trusts - 3.5%
Host Hotels & Resorts, Inc.	240,083	3,922,956
Public Storage	23,272	5,207,343
Simon Property Group, Inc.	36,765	4,895,260

		14,025,559

Food & Staples Retailing - 0.2%
Walmart, Inc.	6,541	748,879

Food Products - 2.6%
Hershey Co.	19,952	3,095,952
Kellogg Co.	50,587	3,450,539
Tyson Foods, Inc., Class A	50,074	4,137,615

		10,684,106

Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (A)	14,234	3,659,561
Cooper Cos., Inc.	1,811	628,218
Medtronic PLC	3,582	413,506
STERIS PLC	3,416	514,757

		5,216,042

Health Care Providers & Services - 1.5%
CVS Health Corp.	92,214	6,253,953

Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	18,308	2,131,600

Household Durables - 0.3%
Newell Brands, Inc.	16,820	328,494
PulteGroup, Inc.	18,958	846,475

		1,174,969

Household Products - 4.7%
Church & Dwight Co., Inc.	4,700	348,834
Clorox Co.	26,856	4,224,717
Colgate-Palmolive Co.	83,123	6,132,815

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Kimberly-Clark Corp.	23,545	$ 3,372,586
Procter & Gamble Co.	40,594	5,058,824

		19,137,776

Independent Power & Renewable Electricity Producers - 2.1%
AES Corp.	193,019	3,833,357
NRG Energy, Inc.	36,278	1,338,295
Vistra Energy Corp.	146,005	3,288,033

		8,459,685

Industrial Conglomerates - 0.5%
3M Co.	11,848	1,879,804

Insurance - 5.2%
Aflac, Inc.	98,320	5,070,363
Allstate Corp.	45,395	5,381,123
Arch Capital Group, Ltd. (A)	28,567	1,261,519
Chubb, Ltd.	10,770	1,636,932
Hartford Financial Services Group, Inc.	74,743	4,430,765
MetLife, Inc.	68,424	3,401,357

		21,182,059

Internet & Direct Marketing Retail - 1.4%
Booking Holdings, Inc. (A)	1,095	2,004,452
eBay, Inc.	106,383	3,570,214

		5,574,666

IT Services - 2.7%
Automatic Data Processing, Inc.	4,292	735,606
International Business Machines Corp.	40,404	5,807,267
Visa, Inc., Class A	21,354	4,248,805

		10,791,678

Machinery - 2.6%
Allison Transmission Holdings, Inc.	78,170	3,455,114
Cummins, Inc.	18,957	3,032,552
Woodward, Inc.	32,875	3,823,691

		10,311,357

Media - 3.3%
Altice USA, Inc., Class A (A)	79,296	2,169,538
AMC Networks, Inc., Class A (A)	8,127	297,367
Charter Communications, Inc., Class A (A)	8,073	4,177,455
Comcast Corp., Class A	51,888	2,241,043
Discovery, Inc., Class C (A)	17,195	477,505
Omnicom Group, Inc.	54,176	4,079,994

		13,442,902

Oil, Gas & Consumable Fuels - 8.2%
Chevron Corp.	88,602	9,492,818
ConocoPhillips	92,580	5,502,029
Exxon Mobil Corp.	143,080	8,888,130
HollyFrontier Corp.	32,433	1,456,890
Phillips 66	50,177	4,584,673
Valero Energy Corp.	19,413	1,636,710
Williams Cos., Inc.	74,877	1,549,205

		33,110,455

Pharmaceuticals - 9.0%
Bristol-Myers Squibb Co.	92,061	5,795,240
Jazz Pharmaceuticals PLC (A)	26,629	3,817,267
Johnson & Johnson	74,172	11,041,986

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	116,900	$ 9,987,936
Pfizer, Inc.	152,398	5,675,301

		36,317,730

Road & Rail - 1.0%
CSX Corp.	55,196	4,213,663

Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	100,769	6,442,162
Lam Research Corp.	1,562	465,804
QUALCOMM, Inc.	9,129	778,795
Texas Instruments, Inc.	31,136	3,756,559

		11,443,320

Software - 2.2%
Adobe, Inc. (A)	3,077	1,080,458
Intuit, Inc.	13,671	3,833,075
Oracle Corp.	73,268	3,842,906

		8,756,439

Specialty Retail - 1.7%
AutoZone, Inc. (A)	3,347	3,540,992
Home Depot, Inc.	13,806	3,149,149

		6,690,141

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	13,504	4,179,623

Tobacco - 1.6%
Altria Group, Inc.	134,139	6,375,627

Wireless Telecommunication Services - 0.0% (B)
Sprint Corp. (A) (C)	5,840	25,521

Total Common Stocks (Cost $378,822,237)		395,044,588

EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF (C)	60,558	8,088,126

Total Exchange-Traded Fund (Cost $7,701,201)		8,088,126

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (D)	9,253,877	9,253,877

Total Other Investment Company (Cost $9,253,877)		9,253,877

Total Investments (Cost $395,777,315)		412,386,591
Net Other Assets (Liabilities) - (1.8)%		(7,124,839)

Net Assets - 100.0%		$ 405,261,752

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$395,044,588	$—	$—	$395,044,588
Exchange-Traded Fund	8,088,126	—	—	8,088,126
Other Investment Company	9,253,877	—	—	9,253,877

Total Investments	$412,386,591	$—	$—	$412,386,591

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,070,857. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at January 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 107.7%
Aerospace & Defense - 2.8%
General Dynamics Corp. (A)	453	$ 79,474
Northrop Grumman Corp.	288	107,876
United Technologies Corp.	482	72,397

		259,747

Auto Components - 0.2%
Magna International, Inc.	388	19,668

Banks - 2.7%
Citigroup, Inc.	2,307	171,664
First Horizon National Corp.	1,815	29,040
Regions Financial Corp.	3,007	46,819

		247,523

Beverages - 1.7%
Coca-Cola Co.	1,755	102,492
Constellation Brands, Inc., Class A	265	49,900

		152,392

Biotechnology - 0.8%
AbbVie, Inc.	654	52,987
Alexion Pharmaceuticals, Inc. (B)	184	18,288

		71,275

Building Products - 0.2%
Masco Corp.	474	22,525

Capital Markets - 1.7%
Ameriprise Financial, Inc.	209	34,571
BlackRock, Inc.	26	13,711
Charles Schwab Corp.	586	26,692
Morgan Stanley	482	25,189
State Street Corp.	343	25,941
T. Rowe Price Group, Inc.	243	32,448

		158,552

Chemicals - 4.4%
Air Products & Chemicals, Inc.	269	64,213
Celanese Corp. (A)	403	41,710
DuPont de Nemours, Inc.	824	42,172
FMC Corp.	789	75,421
Linde PLC	889	180,583

		404,099

Commercial Services & Supplies - 0.5%
Waste Management, Inc.	382	46,489

Consumer Finance - 1.0%
American Express Co.	517	67,143
Capital One Financial Corp.	259	25,848

		92,991

Containers & Packaging - 0.4%
Crown Holdings, Inc. (B)	440	32,573

Electric Utilities - 5.7%
American Electric Power Co., Inc.	389	40,542
Edison International	973	74,483
Entergy Corp.	860	113,107

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
NextEra Energy, Inc. (A)	717	$ 192,299
Xcel Energy, Inc.	1,420	98,250

		518,681

Electrical Equipment - 1.2%
AMETEK, Inc.	268	26,036
Eaton Corp. PLC	860	81,244

		107,280

Entertainment - 0.6%
Electronic Arts, Inc. (B)	206	22,231
Netflix, Inc. (B)	85	29,333

		51,564

Equity Real Estate Investment Trusts - 3.0%
Equinix, Inc.	92	54,255
Invitation Homes, Inc.	966	30,400
Prologis, Inc.	1,482	137,648
Ventas, Inc.	395	22,855
VICI Properties, Inc.	1,133	30,365

		275,523

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	105	32,080

Food Products - 1.6%
Conagra Brands, Inc.	617	20,312
Mondelez International, Inc., Class A (A)	2,212	126,924

		147,236

Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	789	70,395
Boston Scientific Corp. (A) (B)	1,754	73,440
Intuitive Surgical, Inc. (B)	54	30,228
Medtronic PLC	169	19,509
Zimmer Biomet Holdings, Inc.	675	99,833

		293,405

Health Care Providers & Services - 4.4%
Cigna Corp. (A) (B)	927	178,336
HCA Healthcare, Inc.	451	62,599
McKesson Corp.	382	54,477
UnitedHealth Group, Inc.	400	108,980

		404,392

Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	223	24,039
Royal Caribbean Cruises, Ltd.	210	24,587
Yum! Brands, Inc.	1,235	130,626

		179,252

Household Durables - 1.0%
D.R. Horton, Inc.	415	24,568
Lennar Corp., Class A	951	63,108

		87,676

Household Products - 0.8%
Procter & Gamble Co.	578	72,030

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	340	58,895

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.5%
American International Group, Inc.	431	$ 21,662
Aon PLC	69	15,197
Progressive Corp.	938	75,687
Prudential Financial, Inc.	153	13,932
RenaissanceRe Holdings, Ltd.	72	13,640

		140,118

Interactive Media & Services - 6.8%
Alphabet, Inc., Class C (A) (B)	326	467,559
Facebook, Inc., Class A (B)	399	80,562
Snap, Inc., Class A (B)	4,143	76,148

		624,269

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (A) (B)	161	323,404

IT Services - 10.4%
Automatic Data Processing, Inc.	526	90,151
Fidelity National Information Services, Inc.	949	136,333
Fiserv, Inc. (B)	2,170	257,384
International Business Machines Corp.	95	13,604
Leidos Holdings, Inc.	1,035	103,987
Mastercard, Inc., Class A (A)	595	187,984
PayPal Holdings, Inc. (B)	582	66,284
WEX, Inc. (B)	439	95,228

		950,955

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	185	57,940

Machinery - 3.4%
Gardner Denver Holdings, Inc. (B)	413	14,583
Ingersoll-Rand PLC	1,213	161,608
Parker-Hannifin Corp.	140	27,397
Stanley Black & Decker, Inc.	680	108,344

		311,932

Media - 3.3%
Altice USA, Inc., Class A (B)	2,740	74,966
Charter Communications, Inc., Class A (B)	249	128,848
Comcast Corp., Class A	1,097	47,379
Discovery, Inc., Class A (B)	1,752	51,264

		302,457

Multi-Utilities - 0.7%
CMS Energy Corp.	409	28,021
Sempra Energy	221	35,501

		63,522

Multiline Retail - 0.3%
Dollar General Corp.	160	24,546

Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	1,046	112,068
ConocoPhillips	1,093	64,957
Diamondback Energy, Inc.	1,119	83,254
Marathon Petroleum Corp.	1,265	68,943
ONEOK, Inc.	676	50,612
Parsley Energy, Inc., Class A	2,303	38,322
Pioneer Natural Resources Co.	639	86,265
TC Energy Corp.	1,589	87,109

		591,530

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	70	$ 13,661

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	1,085	68,301
Eli Lilly & Co.	77	10,752

		79,053

Road & Rail - 6.8%
Kansas City Southern	819	138,157
Lyft, Inc., Class A	510	24,215
Norfolk Southern Corp. (A)	1,613	335,843
Union Pacific Corp. (A)	692	124,158

		622,373

Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (B)	2,159	101,473
Analog Devices, Inc.	560	61,460
ASML Holding NV (C)	79	22,172
Lam Research Corp.	92	27,435
Micron Technology, Inc. (B)	627	33,287
NVIDIA Corp. (A)	537	126,963
NXP Semiconductors NV	788	99,966
ON Semiconductor Corp. (B)	1,073	24,840
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,450	78,213
Teradyne, Inc.	552	36,427
Texas Instruments, Inc. (A)	864	104,242

		716,478

Software - 7.1%
Intuit, Inc.	435	121,965
Microsoft Corp. (A)	1,335	227,257
salesforce.com, Inc. (A) (B)	931	169,731
ServiceNow, Inc. (B)	233	78,807
VMware, Inc., Class A (B)	362	53,598

		651,358

Specialty Retail - 5.5%
AutoZone, Inc. (B)	77	81,463
Best Buy Co., Inc.	668	56,573
Home Depot, Inc.	202	46,076
Lowe’s Cos., Inc.	743	86,366
O’Reilly Automotive, Inc. (A) (B)	288	116,957
Ross Stores, Inc.	303	33,994
TJX Cos., Inc.	1,337	78,936

		500,365

Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc., Class B	990	95,337

Tobacco - 0.5%
Philip Morris International, Inc.	597	49,372

Total Common Stocks (Cost $7,921,572)		9,854,518

RIGHT - 0.1%
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co., (B) Exercise Price $3.48, Expiration Date 03/31/2021	1,024	3,563

Total Right (Cost $2,181)		3,563

Total Investments Before Securities Sold Short (Cost $7,923,753)		9,858,081

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (77.4)%
COMMON STOCKS - (77.4)%
Aerospace & Defense - (2.3)%
Boeing Co.	(233)	$ (74,157)
Huntington Ingalls Industries, Inc.	(535)	(139,635)

		(213,792)

Air Freight & Logistics - (1.6)%
CH Robinson Worldwide, Inc.	(529)	(38,204)
Expeditors International of Washington, Inc.	(1,044)	(76,254)
United Parcel Service, Inc., Class B	(277)	(28,675)

		(143,133)

Auto Components - (0.9)%
Autoliv, Inc.	(1,078)	(82,607)

Automobiles - (0.7)%
General Motors Co.	(1,308)	(43,674)
Harley-Davidson, Inc.	(531)	(17,736)

		(61,410)

Banks - (2.2)%
Associated Banc-Corp.	(2,490)	(49,626)
BancorpSouth Bank	(704)	(20,113)
Commerce Bancshares, Inc.	(587)	(39,717)
People’s United Financial, Inc.	(2,458)	(37,902)
PNC Financial Services Group, Inc.	(28)	(4,159)
US Bancorp	(992)	(52,794)

		(204,311)

Beverages - (0.5)%
Brown-Forman Corp., Class B	(693)	(46,875)

Biotechnology - (1.2)%
Amgen, Inc.	(318)	(68,704)
Gilead Sciences, Inc.	(576)	(36,403)

		(105,107)

Building Products - (1.5)%
Johnson Controls International PLC	(1,806)	(71,247)
Lennox International, Inc.	(272)	(63,370)

		(134,617)

Capital Markets - (1.5)%
Bank of New York Mellon Corp.	(1,166)	(52,214)
Franklin Resources, Inc.	(1,428)	(36,128)
Invesco, Ltd.	(806)	(13,944)
Waddell & Reed Financial, Inc., Class A	(2,407)	(38,464)

		(140,750)

Chemicals - (2.1)%
Albemarle Corp.	(1,211)	(97,219)
Ecolab, Inc.	(275)	(53,930)
LyondellBasell Industries NV, Class A	(541)	(42,123)

		(193,272)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Communications Equipment - (1.6)%
Cisco Systems, Inc.	(2,167)	$ (99,617)
Juniper Networks, Inc.	(2,199)	(50,445)

		(150,062)

Consumer Finance - (0.3)%
Discover Financial Services	(320)	(24,042)

Containers & Packaging - (1.8)%
Avery Dennison Corp.	(124)	(16,274)
International Paper Co.	(2,007)	(81,725)
Sealed Air Corp.	(739)	(26,235)
Sonoco Products Co.	(667)	(38,112)

		(162,346)

Diversified Telecommunication Services - (1.2)%
AT&T, Inc.	(2,982)	(112,183)

Electric Utilities - (2.9)%
Duke Energy Corp.	(1,748)	(170,657)
Eversource Energy	(294)	(27,177)
Pinnacle West Capital Corp.	(676)	(66,039)

		(263,873)

Electrical Equipment - (1.3)%
Acuity Brands, Inc.	(706)	(83,216)
Hubbell, Inc.	(218)	(31,224)

		(114,440)

Electronic Equipment, Instruments & Components - (0.2)%
Amphenol Corp., Class A	(156)	(15,517)

Energy Equipment & Services - (1.9)%
Baker Hughes Co., Class A	(713)	(15,444)
Halliburton Co.	(4,669)	(101,831)
National Oilwell Varco, Inc.	(915)	(18,858)
Schlumberger, Ltd.	(1,140)	(38,201)

		(174,334)

Entertainment - (3.0)%
Activision Blizzard, Inc.	(1,009)	(59,006)
Cinemark Holdings, Inc.	(1,903)	(59,964)
Spotify Technology SA	(474)	(66,976)
Take-Two Interactive Software, Inc.	(597)	(74,410)
Walt Disney Co.	(99)	(13,693)

		(274,049)

Equity Real Estate Investment Trusts - (2.6)%
Apartment Investment & Management Co., Class A	(562)	(29,623)
Apple Hospitality, Inc.	(1,371)	(20,592)
Iron Mountain, Inc.	(530)	(16,753)
Macerich Co.	(1,325)	(29,561)
Realty Income Corp.	(758)	(59,435)
Regency Centers Corp.	(331)	(20,535)
Simon Property Group, Inc.	(466)	(62,048)

		(238,547)

Food & Staples Retailing - (2.4)%
Kroger Co.	(4,157)	(111,657)
Sysco Corp.	(240)	(19,714)
Walgreens Boots Alliance, Inc.	(1,793)	(91,174)

		(222,545)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Food Products - (1.3)%
Campbell Soup Co.	(1,024)	$ (49,552)
Kellogg Co.	(1,039)	(70,870)

		(120,422)

Health Care Equipment & Supplies - (0.6)%
DENTSPLY SIRONA, Inc.	(399)	(22,344)
Stryker Corp.	(156)	(32,869)

		(55,213)

Health Care Providers & Services - (3.3)%
AmerisourceBergen Corp.	(1,266)	(108,319)
Cardinal Health, Inc.	(705)	(36,103)
Henry Schein, Inc.	(1,838)	(126,712)
Patterson Cos., Inc.	(1,558)	(34,291)

		(305,425)

Health Care Technology - (0.7)%
Cerner Corp.	(913)	(65,581)

Hotels, Restaurants & Leisure - (1.4)%
Chipotle Mexican Grill, Inc.	(112)	(97,077)
Marriott International, Inc., Class A	(86)	(12,045)
Starbucks Corp.	(238)	(20,190)

		(129,312)

Household Durables - (0.7)%
PulteGroup, Inc.	(352)	(15,717)
Toll Brothers, Inc.	(1,053)	(46,711)

		(62,428)

Household Products - (1.2)%
Clorox Co.	(454)	(71,419)
Colgate-Palmolive Co.	(533)	(39,324)

		(110,743)

Industrial Conglomerates - (0.5)%
3M Co.	(258)	(40,934)

Insurance - (2.3)%
Aflac, Inc.	(829)	(42,752)
Everest RE Group, Ltd.	(118)	(32,635)
Principal Financial Group, Inc.	(758)	(40,136)
Travelers Cos., Inc.	(565)	(74,365)
Unum Group	(719)	(19,190)

		(209,078)

Internet & Direct Marketing Retail - (0.6)%
eBay, Inc.	(1,729)	(58,025)

IT Services - (2.9)%
Infosys, Ltd., ADR	(3,486)	(38,206)
Jack Henry & Associates, Inc.	(429)	(64,153)
Paychex, Inc.	(935)	(80,195)
Western Union Co.	(3,008)	(80,915)

		(263,469)

Leisure Products - (0.4)%
Mattel, Inc.	(2,579)	(37,731)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Life Sciences Tools & Services - (1.8)%
Mettler-Toledo International, Inc.	(55)	$ (41,645)
Waters Corp.	(546)	(122,189)

		(163,834)

Machinery - (1.8)%
Donaldson Co., Inc.	(1,661)	(86,123)
Illinois Tool Works, Inc.	(424)	(74,191)

		(160,314)

Media - (3.2)%
AMC Networks, Inc., Class A	(305)	(11,160)
Fox Corp., Class A	(896)	(33,224)
Interpublic Group of Cos., Inc.	(3,165)	(71,845)
Omnicom Group, Inc.	(1,939)	(146,026)
Sirius XM Holdings, Inc.	(4,437)	(31,370)

		(293,625)

Multi-Utilities - (2.7)%
Dominion Energy, Inc.	(2,028)	(173,901)
DTE Energy Co.	(408)	(54,105)
Public Service Enterprise Group, Inc.	(355)	(21,016)

		(249,022)

Multiline Retail - (1.1)%
Kohl’s Corp.	(1,576)	(67,374)
Macy’s, Inc.	(2,088)	(33,304)

		(100,678)

Oil, Gas & Consumable Fuels - (4.9)%
Apache Corp.	(1,859)	(51,011)
Cabot Oil & Gas Corp.	(814)	(11,469)
Devon Energy Corp.	(2,371)	(51,498)
Enbridge, Inc.	(2,577)	(104,807)
Exxon Mobil Corp.	(1,055)	(65,537)
Hess Corp.	(449)	(25,400)
HollyFrontier Corp.	(752)	(33,780)
Kinder Morgan, Inc.	(672)	(14,025)
Marathon Oil Corp.	(3,258)	(37,043)
Occidental Petroleum Corp.	(878)	(34,874)
Range Resources Corp.	(3,527)	(10,581)
Valero Energy Corp.	(142)	(11,972)

		(451,997)

Paper & Forest Products - (0.3)%
Domtar Corp.	(654)	(22,772)

Personal Products - (0.3)%
Coty, Inc., Class A	(2,569)	(26,358)

Professional Services - (1.5)%
Equifax, Inc.	(190)	(28,481)
Robert Half International, Inc.	(1,814)	(105,520)

		(134,001)

Road & Rail - (1.7)%
Heartland Express, Inc.	(3,492)	(65,265)
JB Hunt Transport Services, Inc.	(258)	(27,846)
Knight-Swift Transportation Holdings, Inc.	(356)	(13,201)
Schneider National, Inc., Class B	(1,236)	(27,526)
Werner Enterprises, Inc.	(684)	(25,212)

		(159,050)

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - (1.3)%
Intel Corp.	(334)	$ (21,353)
QUALCOMM, Inc.	(704)	(60,058)
Universal Display Corp.	(195)	(34,353)

		(115,764)

Software - (1.4)%
Citrix Systems, Inc.	(107)	(12,970)
Oracle Corp.	(1,177)	(61,734)
Splunk, Inc.	(347)	(53,875)

		(128,579)

Specialty Retail - (1.4)%
Ascena Retail Group, Inc.	(547)	(2,407)
Bed Bath & Beyond, Inc.	(2,811)	(40,057)
CarMax, Inc.	(69)	(6,696)
Gap, Inc.	(1,028)	(17,897)
Williams-Sonoma, Inc.	(925)	(64,824)

		(131,881)

Technology Hardware, Storage & Peripherals - (2.8)%
Hewlett Packard Enterprise Co.	(3,770)	(52,516)
HP, Inc.	(1,456)	(31,042)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	(877)	$ (46,832)
Seagate Technology PLC	(1,092)	(62,233)
Western Digital Corp.	(555)	(36,352)
Xerox Holdings Corp.	(754)	(26,820)

		(255,795)

Textiles, Apparel & Luxury Goods - (0.9)%
Canada Goose Holdings, Inc.	(314)	(9,420)
Hanesbrands, Inc.	(2,217)	(30,506)
VF Corp.	(545)	(45,219)

		(85,145)

Trading Companies & Distributors - (0.7)%
Fastenal Co.	(1,891)	(65,958)

Total Common Stocks (Proceeds $(7,116,140))		(7,080,946)

Total Securities Sold Short (Proceeds $(7,116,140))		(7,080,946)

Net Other Assets (Liabilities), Net of Securities Sold Short - 69.6%		6,371,683

Net Assets - 100.0%		$ 9,148,818

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,854,518	$—	$—	$9,854,518
Right	3,563	—	—	3,563

Total Investments	$9,858,081	$—	$—	$9,858,081

LIABILITIES
Securities Sold Short
Common Stocks	$(7,080,946)	$—	$—	$(7,080,946)

Total Securities Sold Short	$(7,080,946)	$—	$—	$(7,080,946)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of these securities have been segregated as collateral for open securities sold short transactions. The total value of such securities is $95,725.
(B)	Non-income producing securities.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the value of the Regulation S security is $22,172, representing 0.2% of the Fund’s net assets.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 80.4%
U.S. Treasury Bill
1.55% (A), 06/11/2020 - 07/23/2020	$ 3,593,000	$ 3,570,771
1.56% (A), 07/16/2020	4,924,000	4,890,493
1.57% (A), 05/07/2020 - 05/21/2020	33,153,000	33,011,715
1.58% (A), 05/14/2020	33,666,000	33,522,103
1.60% (A), 06/25/2020	571,000	567,595
1.64% (A), 04/23/2020	2,848,000	2,838,337
1.65% (A), 04/30/2020	6,705,000	6,680,367
1.73% (A), 04/09/2020	742,000	739,912
1.87% (A), 03/05/2020	563,000	562,257
1.88% (A), 02/20/2020	995,000	994,307
1.90% (A), 03/26/2020	1,229,000	1,226,313
1.93% (A), 02/13/2020	3,791,000	3,789,452
2.00% (A), 02/06/2020	156,000	155,981

Total Short-Term U.S. Government Obligations (Cost $92,533,652)		92,549,603

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 10.7%
Money Market Funds - 10.7%
BlackRock Liquidity Funds T-Fund,
1.48% (A)	770,725	770,725
Dreyfus Treasury Obligations Cash Management Fund,
1.45% (A)	3,147,426	3,147,426
UBS Select Treasury Preferred Fund,
1.48% (A)	8,479,952	8,479,952

Total Short-Term Investment Companies (Cost $12,398,103)		12,398,103

Total Investments (Cost $104,931,755)		104,947,706
Net Other Assets (Liabilities) - 8.9%		10,207,187

Net Assets - 100.0%		$ 115,154,893

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (B)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	03/31/2020	USD	57,184,378	530,000	$150,856	$—	$150,856
5-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	03/31/2020	USD	18,821,843	157,000	68,446	—	68,446
10-Year Japan Government Bond Futures	BOA	Receive	Maturity	03/13/2020	JPY	610,237,400	4,000,000	(11,099)	—	(11,099)
10-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	03/20/2020	USD	3,799,429	29,000	18,603	—	18,603
Aluminum Futures	CITI	Receive	Maturity	03/16/2020	USD	390,806	225	5,831	—	5,831
BM&F Bovespa Index Futures	GSI	Pay	Maturity	02/12/2020	BRL	2,317,836	20	(9,157)	—	(9,157)
Cocoa Futures	CITI	Pay	Maturity	02/07/2020	USD	221,950	80	210	—	210
Cocoa Futures	CITI	Pay	Maturity	02/28/2020	GBP	504,333	260	5,239	(534)	5,773
Coffee Futures	CITI	Pay	Maturity	02/12/2020	USD	46,603	37,500	(8,109)	—	(8,109)
Copper Futures	CITI	Receive	Maturity	03/16/2020	USD	563,825	100	7,800	—	7,800
Corn Futures	CITI	Receive	Maturity	02/21/2020	USD	1,552,724	405,000	8,662	—	8,662
Cotton No. 2 Futures	CITI	Pay	Maturity	02/07/2020	USD	35,079	50,000	(1,329)	—	(1,329)
Euro OAT Futures	BOA	Pay	Maturity	03/06/2020	EUR	1,664,116	10,000	8,966	—	8,966
German Euro BOBL Futures	BOA	Pay	Maturity	03/06/2020	EUR	7,002,140	52,000	17,501	—	17,501
German Euro Bund Futures	BOA	Pay	Maturity	03/06/2020	EUR	521,630	3,000	3,870	—	3,870
German Euro Schatz Futures	BOA	Receive	Maturity	03/06/2020	EUR	17,345,740	155,000	(30,427)	—	(30,427)
Gold Futures	MLI	Pay	Maturity	03/31/2020	USD	5,503,380	3,500	54,270	—	54,270
Heating Oil Futures	CITI	Receive	Maturity	02/27/2020	USD	638,885	378,000	23,349	—	23,349
HG Copper Futures	MLI	Receive	Maturity	02/28/2020	USD	891,411	350,000	10,461	—	10,461
HSCEI China Index Futures	GSI	Pay	Maturity	02/27/2020	HKD	11,322,546	1,050	(72,109)	—	(72,109)
KOSPI 200 Index Futures	GSI	Pay	Maturity	03/12/2020	KRW	2,753,112,175	10,000,000	82,551	—	82,551
KOSPI 200 Index Futures	MLI	Pay	Maturity	03/12/2020	KRW	5,707,930,885	20,500,000	115,488	—	115,488
Natural Gas Futures	CITI	Receive	Maturity	02/26/2020	USD	1,075,480	510,000	136,570	—	136,570
Palladium Futures	CITI	Pay	Maturity	02/28/2020	USD	174,240	100	48,230	—	48,230
Platinum Futures	CITI	Pay	Maturity	03/31/2020	USD	972,863	1,000	(10,963)	—	(10,963)
RBOB Gasoline Futures	CITI	Pay	Maturity	02/27/2020	USD	700,334	420,000	(68,612)	—	(68,612)
Silver Futures	MLI	Pay	Maturity	02/28/2020	USD	904,630	50,000	(6,030)	—	(6,030)
Soybean Futures	CITI	Receive	Maturity	02/21/2020	USD	3,782,343	420,000	117,843	196	117,647
Soybean Meal Futures	MLI	Receive	Maturity	02/21/2020	USD	1,323,050	4,400	42,650	—	42,650
Soybean Meal Futures	CITI	Receive	Maturity	02/21/2020	USD	2,020,599	6,800	41,799	—	41,799
Soybean Oil Futures	CITI	Pay	Maturity	02/21/2020	USD	40,458	120,000	(4,530)	—	(4,530)
Soybean Oil Futures	MLI	Pay	Maturity	02/21/2020	USD	206,970	600,000	(27,330)	—	(27,330)
Sugar Futures	CITI	Pay	Maturity	02/18/2020	USD	179,194	1,232,000	801	—	801
Swiss Market Index Futures	MLI	Pay	Maturity	03/20/2020	CHF	741,799	70	(3,425)	—	(3,425)
TAIEX Futures	GSI	Pay	Maturity	02/19/2020	TWD	4,859,534	400	(1,137)	—	(1,137)
Wheat Futures	CITI	Pay	Maturity	02/21/2020	USD	1,935,622	340,000	(52,872)	—	(52,872)
WTI Crude Oil Futures	MLI	Pay	Maturity	02/19/2020	USD	2,728,480	46,000	(356,720)	—	(356,720)
Zinc Futures	CITI	Receive	Maturity	03/16/2020	USD	569,406	250	18,156	—	18,156

Total								$324,303	$(338)	$324,641

Value
OTC Swap Agreements, at value (Assets)	$988,152
OTC Swap Agreements, at value (Liabilities)	$(663,849)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	45	06/15/2020	$11,071,406	$11,080,688	$9,282	$—
90-Day Eurodollar	59	09/14/2020	14,529,011	14,546,450	17,439	—
90-Day Eurodollar	71	12/14/2020	17,483,477	17,512,150	28,673	—
90-Day Eurodollar	94	03/15/2021	23,162,168	23,212,125	49,957	—
90-Day Eurodollar	105	06/14/2021	25,877,067	25,936,312	59,245	—
90-Day Eurodollar	110	09/13/2021	27,110,335	27,176,875	66,540	—
90-Day Eurodollar	114	12/13/2021	28,085,207	28,155,150	69,943	—
90-Day Sterling	63	06/17/2020	10,342,082	10,334,463	—	(7,619)
90-Day Sterling	59	09/16/2020	9,688,237	9,683,663	—	(4,574)
90-Day Sterling	56	12/16/2020	9,194,453	9,191,273	—	(3,180)
90-Day Sterling	52	03/17/2021	8,538,604	8,536,470	—	(2,134)
90-Day Sterling	48	06/16/2021	7,880,580	7,879,423	—	(1,157)
90-Day Sterling	45	09/15/2021	7,387,030	7,386,587	—	(443)
90-Day Sterling	43	12/15/2021	7,056,800	7,057,585	785	—
3-Month Aluminum	1	03/04/2020	44,230	42,681	—	(1,549)
3-Month Aluminum	1	03/06/2020	43,528	42,695	—	(833)
3-Month Aluminum	1	03/09/2020	43,840	42,728	—	(1,112)
3-Month Aluminum	1	03/10/2020	43,903	42,722	—	(1,181)
3-Month Aluminum	1	03/17/2020	44,204	42,768	—	(1,436)
3-Month Aluminum	1	03/19/2020	44,729	42,775	—	(1,954)
3-Month Aluminum	1	03/20/2020	45,008	42,775	—	(2,233)
3-Month Aluminum	1	03/23/2020	45,097	42,797	—	(2,300)
3-Month Copper	1	03/12/2020	153,269	139,005	—	(14,264)
3-Month Copper	1	04/28/2020	143,247	139,167	—	(4,080)
3-Month EURIBOR	6	12/14/2020	1,671,112	1,671,144	32	—
3-Month EURIBOR	14	03/15/2021	3,898,351	3,899,141	790	—
3-Month EURIBOR	21	06/14/2021	5,845,733	5,848,420	2,687	—
3-Month EURIBOR	22	09/13/2021	6,122,918	6,126,611	3,693	—
3-Month EURIBOR	13	12/13/2021	3,617,494	3,619,910	2,416	—
3-Month Euroswiss	2	12/14/2020	523,131	523,204	73	—
3-Month Zinc	1	02/26/2020	56,753	55,156	—	(1,597)
3-Month Zinc	1	02/28/2020	57,278	55,147	—	(2,131)
3-Month Zinc	1	03/02/2020	56,615	55,142	—	(1,473)
3-Month Zinc	1	03/03/2020	55,504	55,138	—	(366)
3-Month Zinc	1	03/04/2020	55,690	55,136	—	(554)
3-Month Zinc	1	03/06/2020	56,478	55,134	—	(1,344)
3-Month Zinc	1	03/09/2020	55,628	55,133	—	(495)
3-Month Zinc	1	03/10/2020	55,741	55,132	—	(609)
3-Month Zinc	1	03/11/2020	55,878	55,131	—	(747)
3-Month Zinc	1	03/20/2020	58,448	55,096	—	(3,352)
3-Month Zinc	1	03/23/2020	57,493	55,093	—	(2,400)
3-Month Zinc	1	03/31/2020	57,143	55,071	—	(2,072)
3-Month Zinc	6	04/06/2020	349,682	330,336	—	(19,346)
3-Year Australia Treasury Bond	328	03/16/2020	25,400,045	25,465,497	65,452	—
5-Year U.S. Treasury Note	68	03/31/2020	8,111,294	8,181,781	70,487	—
10-Year Australia Treasury Bond	37	03/16/2020	3,617,217	3,662,834	45,617	—
10-Year Canada Government Bond	16	03/20/2020	1,692,899	1,718,845	25,946	—
10-Year U.S. Treasury Note	67	03/20/2020	8,685,015	8,820,969	135,954	—
30-Year U.S. Treasury Bond	42	03/20/2020	6,695,568	6,868,313	172,745	—
Aluminum	1	03/05/2020	43,865	42,688	—	(1,177)
Aluminum	5	03/16/2020	223,203	213,875	—	(9,328)
Amsterdam Index	3	02/21/2020	405,124	391,173	—	(13,951)
Brent Crude Oil	79	02/28/2020	5,056,325	4,472,980	—	(583,345)
CAC 40 Index	31	02/21/2020	2,067,974	1,995,446	—	(72,528)
Canada Bankers’ Acceptance	14	06/15/2020	2,596,805	2,597,495	690	—
Canada Bankers’ Acceptance	15	09/14/2020	2,782,493	2,785,439	2,946	—
Cocoa	3	05/13/2020	84,107	84,030	—	(77)
Cocoa	16	03/16/2020	426,714	444,320	17,606	—
Cocoa	1	03/16/2020	26,383	25,816	—	(567)
Coffee	6	03/19/2020	300,607	230,963	—	(69,644)
Copper	1	03/16/2020	153,240	139,006	—	(14,234)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DAX® Index	13	03/20/2020	$4,788,099	$4,683,572	$—	$(104,527)
E-Mini DJIA Index	15	03/20/2020	2,133,754	2,114,700	—	(19,054)
E-Mini Russell 2000® Index	40	03/20/2020	3,309,518	3,229,400	—	(80,118)
Euro OAT	8	03/06/2020	1,463,915	1,483,642	19,727	—
EURO STOXX 50® Index	62	03/20/2020	2,572,456	2,502,215	—	(70,241)
Euro-BTP Italy Government Bond	4	03/06/2020	655,877	656,690	813	—
FTSE 100 Index	57	03/20/2020	5,639,083	5,432,503	—	(206,580)
FTSE China A50 Index	14	02/27/2020	195,350	179,655	—	(15,695)
FTSE JSE Top 40 Index	2	03/19/2020	68,611	66,838	—	(1,773)
FTSE MIB Index	4	03/20/2020	522,237	515,020	—	(7,217)
German Euro BOBL	10	03/06/2020	1,489,293	1,496,773	7,480	—
German Euro Bund	22	03/06/2020	4,235,158	4,270,817	35,659	—
Gold 100 oz	46	04/28/2020	7,223,853	7,304,340	80,487	—
Hang Seng Index	25	02/27/2020	4,432,125	4,222,086	—	(210,039)
IBEX 35 Index	11	02/21/2020	1,159,928	1,143,988	—	(15,940)
KOSPI 200 Index	15	03/12/2020	922,953	897,187	—	(25,766)
MSCI EAFE Index	3	03/20/2020	303,921	296,475	—	(7,446)
MSCI Emerging Markets Index	11	03/20/2020	615,273	577,555	—	(37,718)
MSCI Singapore Index	6	02/27/2020	161,455	160,157	—	(1,298)
MSCI Taiwan Index	8	02/26/2020	367,325	352,480	—	(14,845)
NASDAQ-100 E-Mini Index	11	03/20/2020	1,955,881	1,979,505	23,624	—
Nikkei 225 Index	17	03/12/2020	3,673,314	3,628,905	—	(44,409)
OMX Stockholm 30 Index	25	02/21/2020	464,958	464,064	—	(894)
RBOB Gasoline	7	02/28/2020	491,214	442,205	—	(49,009)
S&P 500® E-Mini Index	10	03/20/2020	1,610,301	1,612,000	1,699	—
S&P Midcap 400® E-Mini Index	4	03/20/2020	822,271	802,800	—	(19,471)
S&P/ASX 200 Index	24	03/19/2020	2,733,118	2,793,005	59,887	—
S&P/TSX 60 Index	66	03/19/2020	10,175,651	10,288,499	112,848	—
Sugar No.11	89	02/28/2020	1,401,321	1,456,325	55,004	—
TOPIX Index	58	03/12/2020	9,227,791	8,987,310	—	(240,481)
U.K. Gilt	110	03/27/2020	19,458,341	19,600,707	142,366	—
U.S. Treasury Ultra Bond	26	03/20/2020	4,873,366	5,035,875	162,509	—
Wheat	19	03/13/2020	525,591	526,063	472	—
Zinc	9	03/16/2020	522,986	496,125	—	(26,861)

Total					$1,551,573	$(2,050,768)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	(1)	03/04/2020	$(44,028)	$(42,681)	$1,347	$—
3-Month Aluminum	(1)	03/06/2020	(43,599)	(42,695)	904	—
3-Month Aluminum	(1)	03/09/2020	(43,917)	(42,728)	1,189	—
3-Month Aluminum	(1)	03/10/2020	(43,874)	(42,722)	1,152	—
3-Month Aluminum	(1)	03/17/2020	(44,197)	(42,768)	1,429	—
3-Month Aluminum	(1)	03/19/2020	(44,507)	(42,775)	1,732	—
3-Month Aluminum	(1)	03/20/2020	(44,853)	(42,775)	2,078	—
3-Month Aluminum	(1)	03/23/2020	(45,147)	(42,797)	2,350	—
3-Month Copper	(1)	03/12/2020	(153,184)	(139,005)	14,179	—
3-Month Copper	(1)	04/28/2020	(143,014)	(139,167)	3,847	—
3-Month EURIBOR	(28)	06/15/2020	(7,793,249)	(7,797,117)	—	(3,868)
3-Month EURIBOR	(13)	09/14/2020	(3,618,275)	(3,620,631)	—	(2,356)
3-Month Euroswiss	(11)	06/15/2020	(2,875,630)	(2,876,480)	—	(850)
3-Month Euroswiss	(4)	09/14/2020	(1,045,785)	(1,046,304)	—	(519)
3-Month Zinc	(1)	02/26/2020	(57,080)	(55,156)	1,924	—
3-Month Zinc	(1)	02/28/2020	(57,284)	(55,147)	2,137	—
3-Month Zinc	(1)	03/02/2020	(56,296)	(55,142)	1,154	—
3-Month Zinc	(1)	03/03/2020	(55,382)	(55,138)	244	—
3-Month Zinc	(1)	03/04/2020	(56,074)	(55,136)	938	—
3-Month Zinc	(1)	03/06/2020	(56,201)	(55,134)	1,067	—
3-Month Zinc	(1)	03/09/2020	(55,762)	(55,133)	629	—
3-Month Zinc	(1)	03/10/2020	(55,597)	(55,132)	465	—
3-Month Zinc	(1)	03/11/2020	(55,946)	(55,131)	815	—
3-Month Zinc	(1)	03/20/2020	(58,072)	(55,096)	2,976	—
3-Month Zinc	(1)	03/23/2020	(57,685)	(55,093)	2,592	—
3-Month Zinc	(1)	03/31/2020	(57,223)	(55,071)	2,152	—
3-Month Zinc	(6)	04/06/2020	(348,976)	(330,336)	18,640	—

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bond	(6)	03/13/2020	$(8,425,830)	$(8,464,399)	$—	$(38,569)
Aluminum	(1)	03/05/2020	(43,756)	(42,688)	1,068	—
Aluminum	(5)	03/16/2020	(219,653)	(213,875)	5,778	—
Copper	(1)	03/16/2020	(143,034)	(139,006)	4,028	—
Lean Hogs Futures	(24)	04/15/2020	(704,492)	(591,360)	113,132	—
Low Sulfur Gasoil	(79)	03/12/2020	(4,097,689)	(3,969,750)	127,939	—
Natural Gas	(115)	02/26/2020	(2,478,046)	(2,117,150)	360,896	—
New York Harbor ULSD	(3)	02/28/2020	(207,666)	(205,178)	2,488	—
Soybean	(71)	03/13/2020	(3,244,578)	(3,097,375)	147,203	—
Soybean Meal	(14)	03/13/2020	(420,407)	(407,400)	13,007	—
Zinc	(9)	03/16/2020	(504,504)	(496,125)	8,379	—

Total					$849,858	$(46,162)

Total Futures Contracts					$2,401,431	$(2,096,930)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/18/2020	USD	54,534,276	AUD	79,790,000	$1,075,299	$—
CITI	03/18/2020	USD	9,079,527	BRL	38,284,000	163,045	—
CITI	03/18/2020	USD	7,403,991	CAD	9,809,000	7,252	(14,962)
CITI	03/18/2020	USD	16,246,196	CHF	15,824,000	—	(238,374)
CITI	03/18/2020	USD	990,144	CLP	774,826,008	22,651	(65)
CITI	03/18/2020	USD	1,063,444	COP	3,697,007,032	1,334	(15,702)
CITI	03/18/2020	USD	119,286,587	EUR	107,113,631	245,864	(109,739)
CITI	03/18/2020	USD	8,066,570	GBP	6,156,000	8,785	(81,810)
CITI	03/18/2020	USD	15,706,991	HUF	4,733,286,000	137,227	(18,947)
CITI	03/18/2020	USD	1,532,123	IDR	21,511,879,000	560	(37,100)
CITI	03/18/2020	USD	1,715,467	ILS	5,940,000	—	(9,547)
CITI	03/18/2020	USD	2,037,908	INR	146,673,000	1,806	(8,619)
CITI	03/18/2020	USD	19,326,649	JPY	2,107,013,813	2,558	(172,679)
CITI	03/18/2020	USD	23,634,284	KRW	27,885,029,831	216,354	(305)
CITI	03/18/2020	USD	3,152,749	MXN	61,320,000	584	(69,961)
CITI	03/18/2020	USD	18,266,023	NOK	167,454,000	63,297	(6,406)
CITI	03/18/2020	USD	22,365,381	NZD	34,480,000	171,069	(107,483)
CITI	03/18/2020	USD	1,683,534	PHP	85,837,000	1,226	(3,516)
CITI	03/18/2020	USD	2,548,623	PLN	9,873,000	8,737	(8,944)
CITI	03/18/2020	USD	11,867,500	SEK	113,519,000	57,196	(8,734)
CITI	03/18/2020	USD	4,019,985	SGD	5,452,000	24,166	(1)
CITI	03/18/2020	USD	1,909,631	TWD	57,691,000	184	(3,545)
CITI	03/18/2020	ZAR	170,161,000	USD	11,543,027	—	(278,033)
CITI	03/18/2020	AUD	43,028,000	USD	29,786,029	—	(957,442)
CITI	03/18/2020	KRW	20,175,115,000	USD	17,372,160	—	(428,819)
CITI	03/18/2020	JPY	1,748,447,000	USD	16,086,328	96,129	(3,603)
CITI	03/18/2020	NOK	139,587,000	USD	15,589,569	—	(410,721)
CITI	03/18/2020	EUR	56,515,000	USD	63,063,492	66,979	(264,632)
CITI	03/18/2020	COP	2,799,332,000	USD	833,823	233	(17,948)
CITI	03/18/2020	CHF	31,598,000	USD	32,372,793	544,713	(456)
CITI	03/18/2020	SGD	7,301,000	USD	5,382,590	261	(31,884)
CITI	03/18/2020	PLN	36,434,000	USD	9,427,080	21,320	(42,532)
CITI	03/18/2020	TWD	71,721,000	USD	2,381,520	4,497	(7,804)
CITI	03/18/2020	CAD	29,342,998	USD	22,297,940	27,055	(153,367)
CITI	03/18/2020	PHP	138,515,000	USD	2,714,181	6,747	(520)
CITI	03/18/2020	ILS	8,950,001	USD	2,595,870	4,430	(1,164)
CITI	03/18/2020	IDR	75,656,634,008	USD	5,334,214	183,542	(810)
CITI	03/18/2020	GBP	20,401,000	USD	26,635,334	340,721	(1,413)
CITI	03/18/2020	INR	287,919,000	USD	4,007,069	17,139	(10,422)
CITI	03/18/2020	MXN	242,288,000	USD	12,426,957	325,490	(21,164)
CITI	03/18/2020	NZD	57,122,000	USD	37,143,410	94,521	(291,203)
CITI	03/18/2020	CLP	412,664,000	USD	521,445	1,754	(7,891)
CITI	03/18/2020	SEK	63,319,000	USD	6,658,566	1,366	(67,468)
CITI	03/18/2020	HUF	1,898,351,000	USD	6,424,778	—	(172,706)
CITI	03/18/2020	BRL	16,107,000	USD	3,936,345	—	(184,966)
CITI	03/18/2020	USD	4,915,308	ZAR	71,790,000	162,668	—

Total						$4,108,759	$(4,273,407)

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$92,549,603	$—	$92,549,603
Short-Term Investment Companies	12,398,103	—	—	12,398,103

Total Investments	$12,398,103	$92,549,603	$—	$104,947,706

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$988,152	$—	$988,152
Futures Contracts (D)	2,401,431	—	—	2,401,431
Forward Foreign Currency Contracts (D)	—	4,108,759	—	4,108,759

Total Other Financial Instruments	$2,401,431	$5,096,911	$—	$7,498,342

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(663,849)	$—	$(663,849)
Futures Contracts (D)	(2,096,930)	—	—	(2,096,930)
Forward Foreign Currency Contracts (D)	—	(4,273,407)	—	(4,273,407)

Total Other Financial Instruments	$(2,096,930)	$(4,937,256)	$—	$(7,034,186)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at January 31, 2020.
(B)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CAC	Cotation Assistée en Continu (French Stock Market Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 8.3%
BWX Technologies, Inc.	168,079	$ 10,688,143
Hexcel Corp.	130,267	9,668,417

		20,356,560

Banks - 1.9%
First Republic Bank	42,327	4,693,218

Biotechnology - 5.1%
Bluebird Bio, Inc. (A) (B)	31,255	2,490,711
Incyte Corp. (A)	72,999	5,334,037
Seattle Genetics, Inc. (A)	42,889	4,648,739

		12,473,487

Capital Markets - 0.4%
Hamilton Lane, Inc., Class A	14,980	972,951

Diversified Consumer Services - 5.6%
Bright Horizons Family Solutions, Inc. (A)	83,165	13,616,605

Electronic Equipment, Instruments & Components - 1.6%
CDW Corp.	30,768	4,013,686

Entertainment - 3.2%
Take-Two Interactive Software, Inc. (A)	62,980	7,849,827

Equity Real Estate Investment Trusts - 3.8%
SBA Communications Corp.	37,422	9,339,034

Health Care Equipment & Supplies - 6.3%
ABIOMED, Inc. (A)	42,420	7,902,422
Penumbra, Inc. (A) (B)	42,580	7,471,087

		15,373,509

Health Care Providers & Services - 2.6%
Centene Corp. (A)	100,645	6,321,512

Hotels, Restaurants & Leisure - 10.1%
Aramark	286,098	12,628,366
Domino’s Pizza, Inc.	18,388	5,180,819
Vail Resorts, Inc.	29,646	6,952,283

		24,761,468

Internet & Direct Marketing Retail - 2.5%
Expedia Group, Inc.	56,831	6,163,322

IT Services - 6.2%
Gartner, Inc. (A)	69,848	11,230,162
Global Payments, Inc.	19,974	3,903,918

		15,134,080

Life Sciences Tools & Services - 3.0%
Mettler-Toledo International, Inc. (A)	9,507	7,198,510

Professional Services - 6.5%
IHS Markit, Ltd. (A)	145,882	11,504,254
TransUnion	48,678	4,463,773

		15,968,027

Road & Rail - 2.1%
JB Hunt Transport Services, Inc.	47,090	5,082,424

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 5.1%
KLA Corp.	38,256	$ 6,340,549
Monolithic Power Systems, Inc.	36,263	6,207,138

		12,547,687

Software - 16.0%
Ceridian HCM Holding, Inc. (A)	83,017	6,084,316
DocuSign, Inc. (A)	80,565	6,325,158
Guidewire Software, Inc. (A)	59,721	6,718,612
SS&C Technologies Holdings, Inc.	185,609	11,695,223
Tyler Technologies, Inc. (A)	25,735	8,329,905

		39,153,214

Specialty Retail - 3.9%
Burlington Stores, Inc. (A)	43,963	9,560,634

Textiles, Apparel & Luxury Goods - 2.8%
Under Armour, Inc., Class A (A) (B)	342,988	6,921,498

Total Common Stocks (Cost $211,283,064)		237,501,253

OTHER INVESTMENT COMPANY - 6.2%
Securities Lending Collateral - 6.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	15,116,003	15,116,003

Total Other Investment Company (Cost $15,116,003)		15,116,003

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $7,845,978 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $8,004,904.	$ 7,845,422	7,845,422

Total Repurchase Agreement (Cost $7,845,422)		7,845,422

Total Investments (Cost $234,244,489)		260,462,678
Net Other Assets (Liabilities) - (6.4)%		(15,762,669)

Net Assets - 100.0%		$ 244,700,009

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$237,501,253	$—	$—	$237,501,253
Other Investment Company	15,116,003	—	—	15,116,003
Repurchase Agreement	—	7,845,422	—	7,845,422

Total Investments	$252,617,256	$7,845,422	$—	$260,462,678

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,761,390. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Auto Components - 0.7%
BorgWarner, Inc.	25,508	$ 874,669

Banks - 8.7%
Citizens Financial Group, Inc.	38,961	1,452,466
Fifth Third Bancorp	68,280	1,942,566
First Republic Bank	10,269	1,138,627
Huntington Bancshares, Inc.	76,387	1,036,572
M&T Bank Corp.	15,740	2,652,505
Regions Financial Corp.	44,219	688,490
TCF Financial Corp.	10,862	459,245
Truist Financial Corp.	37,015	1,908,863
Zions Bancorp NA	11,355	516,539

		11,795,873

Beverages - 1.3%
Constellation Brands, Inc., Class A	6,188	1,165,200
Keurig Dr. Pepper, Inc. (A)	21,250	606,263

		1,771,463

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	17,261	1,186,003

Capital Markets - 5.4%
Ameriprise Financial, Inc.	10,429	1,725,061
Northern Trust Corp.	15,366	1,502,948
Raymond James Financial, Inc.	17,199	1,572,505
T. Rowe Price Group, Inc.	18,233	2,434,652

		7,235,166

Chemicals - 1.1%
Sherwin-Williams Co.	2,658	1,480,479

Communications Equipment - 0.3%
CommScope Holding Co., Inc. (B)	34,177	416,447

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	5,113	1,348,809

Consumer Finance - 0.2%
Ally Financial, Inc.	6,749	216,170

Containers & Packaging - 2.7%
Ball Corp.	16,449	1,187,289
Silgan Holdings, Inc.	46,391	1,431,626
WestRock Co.	26,390	1,029,210

		3,648,125

Distributors - 0.6%
Genuine Parts Co.	8,677	811,907

Electric Utilities - 4.7%
Edison International	21,957	1,680,808
Entergy Corp.	12,443	1,636,503
Xcel Energy, Inc.	44,034	3,046,713

		6,364,024

Electrical Equipment - 2.6%
Acuity Brands, Inc.	10,392	1,224,905
AMETEK, Inc.	14,642	1,422,470
Hubbell, Inc.	6,156	881,724

		3,529,099

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.0%
Amphenol Corp., Class A	12,874	$ 1,280,577
Arrow Electronics, Inc. (B)	12,721	966,033
CDW Corp.	9,155	1,194,270
Keysight Technologies, Inc. (B)	8,499	790,322
SYNNEX Corp.	8,660	1,193,001

		5,424,203

Equity Real Estate Investment Trusts - 13.1%
American Campus Communities, Inc.	16,553	759,286
American Homes 4 Rent, Class A	34,306	937,583
AvalonBay Communities, Inc.	9,071	1,965,595
Boston Properties, Inc.	13,446	1,927,484
Brixmor Property Group, Inc.	55,424	1,106,263
Essex Property Trust, Inc.	3,761	1,165,007
Federal Realty Investment Trust	11,094	1,386,972
JBG SMITH Properties	14,915	604,803
Kimco Realty Corp.	49,096	935,279
Outfront Media, Inc.	35,555	1,057,406
Rayonier, Inc.	34,269	1,041,092
Regency Centers Corp.	12,558	779,098
Ventas, Inc.	10,648	616,093
Vornado Realty Trust	20,880	1,373,278
Weyerhaeuser Co.	30,672	887,955
WP Carey, Inc.	12,852	1,081,110

		17,624,304

Food & Staples Retailing - 0.6%
Kroger Co.	32,444	871,446

Food Products - 0.9%
Post Holdings, Inc. (B)	11,505	1,203,078

Gas Utilities - 0.8%
National Fuel Gas Co.	25,240	1,090,116

Health Care Equipment & Supplies - 1.5%
Zimmer Biomet Holdings, Inc.	13,224	1,955,830

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	16,251	1,390,436
Cigna Corp. (B)	5,898	1,134,657
Henry Schein, Inc. (B)	15,342	1,057,677
Humana, Inc.	2,049	688,956
Laboratory Corp. of America Holdings (B)	9,169	1,608,243
Universal Health Services, Inc., Class B	9,756	1,337,645

		7,217,614

Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc.	10,748	1,158,634

Household Durables - 1.7%
Mohawk Industries, Inc. (B)	10,096	1,329,441
Newell Brands, Inc.	50,362	983,570

		2,313,011

Household Products - 0.7%
Energizer Holdings, Inc. (A)	20,889	966,325

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	6,038	943,317

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 7.8%
Alleghany Corp. (B)	1,351	$ 1,077,639
Hartford Financial Services Group, Inc.	30,730	1,821,674
Lincoln National Corp.	17,920	976,281
Loews Corp.	51,217	2,635,115
Marsh & McLennan Cos., Inc.	12,416	1,388,854
Principal Financial Group, Inc.	5,906	312,723
Progressive Corp.	15,170	1,224,067
Unum Group	6,714	179,197
WR Berkley Corp.	13,235	973,169

		10,588,719

Internet & Direct Marketing Retail - 1.1%
Expedia Group, Inc.	13,667	1,482,186

IT Services - 0.8%
Jack Henry & Associates, Inc.	7,377	1,103,157

Machinery - 4.4%
IDEX Corp.	7,684	1,259,023
ITT, Inc.	14,462	970,111
Lincoln Electric Holdings, Inc.	10,084	899,291
Middleby Corp. (B)	12,243	1,373,175
Snap-on, Inc.	8,760	1,398,359

		5,899,959

Media - 3.5%
Discovery, Inc., Class C (B)	21,799	605,358
DISH Network Corp., Class A (B)	25,313	930,506
Liberty Broadband Corp., Class C (B)	7,491	995,779
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	33,536	1,643,935
ViacomCBS, Inc., Class B	16,203	553,008

		4,728,586

Multi-Utilities - 6.0%
CMS Energy Corp.	42,278	2,896,466
Sempra Energy	13,837	2,222,776
WEC Energy Group, Inc.	30,326	3,029,264

		8,148,506

Multiline Retail - 1.0%
Kohl’s Corp.	18,273	781,171
Nordstrom, Inc.	14,852	547,445

		1,328,616

Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	68,052	958,853
Diamondback Energy, Inc.	26,122	1,943,477
EQT Corp.	47,596	287,956
Equitrans Midstream Corp. (A)	35,581	344,068
PBF Energy, Inc., Class A	29,565	807,124
Williams Cos., Inc.	96,073	1,987,750

		6,329,228

Personal Products - 0.3%
Coty, Inc., Class A	37,798	387,808

Real Estate Management & Development - 1.8%
CBRE Group, Inc., Class A (B)	30,824	1,881,805
Cushman & Wakefield PLC (B)	26,397	507,351

		2,389,156

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	6,058	$ 664,866

Software - 0.9%
Synopsys, Inc. (B)	8,207	1,210,615

Specialty Retail - 4.1%
AutoZone, Inc. (B)	1,792	1,895,864
Best Buy Co., Inc.	17,829	1,509,938
Gap, Inc.	42,817	745,444
Tiffany & Co.	10,658	1,428,385

		5,579,631

Textiles, Apparel & Luxury Goods - 1.6%
PVH Corp.	10,599	923,915
Ralph Lauren Corp.	11,321	1,284,933

		2,208,848

Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc., Class A	6,306	429,249

Total Common Stocks (Cost $76,610,700)		133,925,242

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	1,944,712	1,944,712

Total Other Investment Company (Cost $1,944,712)		1,944,712

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $1,270,435 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $1,298,959.	$ 1,270,345	1,270,345

Total Repurchase Agreement (Cost $1,270,345)		1,270,345

Total Investments (Cost $79,825,757)		137,140,299
Net Other Assets (Liabilities) - (1.6)%		(2,143,818)

Net Assets - 100.0%		$ 134,996,481

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$133,925,242	$—	$—	$133,925,242
Other Investment Company	1,944,712	—	—	1,944,712
Repurchase Agreement	—	1,270,345	—	1,270,345

Total Investments	$135,869,954	$1,270,345	$—	$137,140,299

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,897,468. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Airlines - 3.0%
Alaska Air Group, Inc.	336,316	$ 21,722,650
JetBlue Airways Corp. (A)	999,400	19,818,102

		41,540,752

Banks - 2.2%
CIT Group, Inc.	361,560	16,526,908
Signature Bank	96,200	13,649,818

		30,176,726

Beverages - 1.7%
Molson Coors Beverage Co., Class B	437,584	24,320,919

Biotechnology - 1.2%
United Therapeutics Corp. (A)	178,500	17,434,095

Capital Markets - 1.7%
E*TRADE Financial Corp.	402,500	17,154,550
Franklin Resources, Inc.	279,800	7,078,940

		24,233,490

Chemicals - 3.1%
Corteva, Inc. (A)	720,300	20,831,076
Mosaic Co.	834,300	16,552,512
Westlake Chemical Corp.	96,000	5,875,200

		43,258,788

Consumer Finance - 0.7%
Ally Financial, Inc.	327,039	10,475,059

Distributors - 1.6%
LKQ Corp. (A)	704,500	23,026,583

Diversified Financial Services - 1.5%
Jefferies Financial Group, Inc.	959,400	20,761,416

Diversified Telecommunication Services - 1.1%
GCI Liberty, Inc., Class A (A)	211,100	15,448,298

Electric Utilities - 3.3%
FirstEnergy Corp.	485,800	24,673,782
PPL Corp.	574,750	20,800,202

		45,473,984

Energy Equipment & Services - 1.2%
Baker Hughes Co.	744,600	16,128,036

Equity Real Estate Investment Trusts - 5.3%
Colony Capital, Inc.	2,329,405	10,878,321
Gaming and Leisure Properties, Inc.	444,200	20,990,671
JBG SMITH Properties	598,770	24,280,124
VEREIT, Inc.	1,888,500	18,431,760

		74,580,876

Food & Staples Retailing - 2.0%
US Foods Holding Corp. (A)	699,400	28,094,898

Food Products - 5.0%
General Mills, Inc.	257,600	13,451,872
J.M. Smucker Co.	97,300	10,081,253

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Kraft Heinz Co.	365,400	$ 10,669,680
Post Holdings, Inc. (A)	345,300	36,108,021

		70,310,826

Gas Utilities - 2.3%
UGI Corp.	761,300	31,662,467

Health Care Equipment & Supplies - 2.0%
Zimmer Biomet Holdings, Inc.	185,500	27,435,450

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	268,856	23,003,320
Cardinal Health, Inc.	192,868	9,876,770
Centene Corp. (A)	217,200	13,642,332
Laboratory Corp. of America Holdings (A)	168,938	29,631,725

		76,154,147

Hotels, Restaurants & Leisure - 1.0%
Aramark	305,200	13,471,528

Insurance - 14.2%
Alleghany Corp. (A)	44,025	35,116,982
Allstate Corp.	206,300	24,454,802
Arch Capital Group, Ltd. (A)	704,300	31,101,888
Fidelity National Financial, Inc.	516,003	25,155,146
Loews Corp.	607,120	31,236,324
Markel Corp. (A)	22,800	26,743,716
Willis Towers Watson PLC	114,766	24,248,908

		198,057,766

Internet & Direct Marketing Retail - 2.6%
Expedia Group, Inc.	215,854	23,409,366
Qurate Retail, Inc., Series A (A)	1,553,600	13,252,208

		36,661,574

IT Services - 0.7%
Alliance Data Systems Corp.	102,200	10,505,138

Machinery - 1.4%
Trinity Industries, Inc.	943,302	19,177,330

Media - 9.4%
Discovery, Inc., Class C (A)	470,880	13,076,337
DISH Network Corp., Class A (A)	600,193	22,063,095
Fox Corp., Class A	570,300	21,146,724
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	358,100	17,554,062
News Corp., Class A	1,883,255	25,649,933
ViacomCBS, Inc., Class B	937,445	31,994,998

		131,485,149

Mortgage Real Estate Investment Trusts - 2.8%
Annaly Capital Management, Inc.	3,966,145	38,709,575

Multi-Utilities - 2.9%
CenterPoint Energy, Inc.	1,518,100	40,199,288

Multiline Retail - 2.5%
Dollar Tree, Inc. (A)	400,100	34,836,707

Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp. (A) (B)	2,903,700	5,371,845
EQT Corp.	1,179,900	7,138,395
Williams Cos., Inc.	1,347,200	27,873,568

		40,383,808

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.4%
Coty, Inc., Class A	557,500	$ 5,719,950

Pharmaceuticals - 0.8%
Perrigo Co. PLC	186,200	10,620,848

Semiconductors & Semiconductor Equipment - 0.7%
Qorvo, Inc. (A)	94,300	9,982,598

Software - 2.2%
CDK Global, Inc.	389,900	20,929,832
SS&C Technologies Holdings, Inc.	164,300	10,352,543

		31,282,375

Specialty Retail - 1.8%
Foot Locker, Inc.	386,900	14,690,593
L Brands, Inc.	452,400	10,477,584

		25,168,177

Technology Hardware, Storage & Peripherals - 1.0%
NCR Corp. (A)	431,600	14,553,552

Trading Companies & Distributors - 2.9%
AerCap Holdings NV (A)	370,500	20,974,005
HD Supply Holdings, Inc. (A)	472,700	19,257,798

		40,231,803

Total Common Stocks (Cost $1,180,693,947)		1,321,563,976

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	1,118,684	$ 1,118,684

Total Other Investment Company (Cost $1,118,684)		1,118,684

	Principal	Value
REPURCHASE AGREEMENT - 9.4%
Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $130,896,381 on 02/03/2020. Collateralized by U.S. Government Obligations, 1.38% - 2.63%, due 05/31/2021 - 06/15/2021, and with a total value of $133,507,972.	$ 130,887,110	130,887,110

Total Repurchase Agreement (Cost $130,887,110)		130,887,110

Total Investments (Cost $1,312,699,741)		1,453,569,770
Net Other Assets (Liabilities) - (4.0)%		(56,061,336)

Net Assets - 100.0%		$ 1,397,508,434

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,321,563,976	$—	$—	$1,321,563,976
Other Investment Company	1,118,684	—	—	1,118,684
Repurchase Agreement	—	130,887,110	—	130,887,110

Total Investments	$1,322,682,660	$130,887,110	$—	$1,453,569,770

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,034,783. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 65.1%
Electric Utilities - 3.5%
NextEra Energy, Inc.	31,600	$ 8,475,120

Independent Power & Renewable Electricity Producers - 5.9%
Atlantica Yield PLC	226,300	6,500,468
Clearway Energy, Inc., Class C	76,000	1,608,920
Innergex Renewable Energy, Inc. (A)	124,500	1,768,626
Northland Power, Inc. (A)	79,900	1,798,565
TerraForm Power, Inc.	81,200	1,468,908
TransAlta Renewables, Inc. (A)	77,400	967,939

		14,113,426

Multi-Utilities - 0.9%
Algonquin Power & Utilities Corp.	56,300	861,953
Algonquin Power & Utilities Corp.	80,300	1,229,317

		2,091,270

Oil, Gas & Consumable Fuels - 54.8%
Cheniere Energy, Inc. (B)	207,591	12,297,691
Enbridge, Inc. (A)	349,454	14,212,294
Equitrans Midstream Corp. (A)	159,000	1,537,530
Hess Midstream, LP, Class A (A)	112,000	2,667,840
Kinder Morgan, Inc.	701,900	14,648,653
ONEOK, Inc.	203,400	15,228,558
Pembina Pipeline Corp.	387,500	14,845,125
Phillips 66	101,000	9,228,370
Pinnacle Renewable Energy, Inc.	3,000	23,100
Plains GP Holdings, LP, Class A (B)	685,413	11,412,126
Targa Resources Corp.	140,135	5,114,928
TC Energy Corp.	297,325	16,299,356
Williams Cos., Inc.	708,900	14,667,141

		132,182,712

Total Common Stocks (Cost $143,279,409)		156,862,528

MASTER LIMITED PARTNERSHIPS - 31.7% (C)
Independent Power & Renewable Electricity Producers - 6.4%
Brookfield Renewable Partners, LP (B)	80,000	3,899,200
NextEra Energy Partners, LP	203,622	11,559,621

		15,458,821

Multi-Utilities - 1.4%
Brookfield Infrastructure Partners, LP	60,000	3,264,000

Oil, Gas & Consumable Fuels - 23.9%
BP Midstream Partners, LP	162,455	2,344,226
Crestwood Equity Partners, LP	27,100	784,816
Energy Transfer, LP	850,837	10,712,038
Enterprise Products Partners, LP	354,711	9,140,902
Enviva Partners, LP	13,782	525,232
Hoegh LNG Partners, LP	248,800	3,749,416
KNOT Offshore Partners, LP	119,302	2,275,089
Magellan Midstream Partners, LP	98,300	6,033,654
MPLX, LP	292,281	7,029,358
Phillips 66 Partners, LP	95,100	5,556,693
Shell Midstream Partners, LP	273,805	5,380,268

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued) (C)
Oil, Gas & Consumable Fuels (continued)
TC PipeLines, LP	30,200	$ 1,205,584
Western Midstream Operating, LP	180,407	2,987,540

		57,724,816

Total Master Limited Partnerships (Cost $82,598,126)		76,447,637

OTHER INVESTMENT COMPANY - 2.2%
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (D)	5,322,063	5,322,063

Total Other Investment Company (Cost $5,322,063)		5,322,063

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.85% (D), dated 01/31/2020, to be repurchased at $6,634,204 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $6,770,267.	$ 6,633,734	6,633,734

Total Repurchase Agreement (Cost $6,633,734)		6,633,734

Total Investments (Cost $237,833,332)		245,265,962
Net Other Assets (Liabilities) - (1.7)%		(4,021,986)

Net Assets - 100.0%		$ 241,243,976

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$156,862,528	$—	$—	$156,862,528
Master Limited Partnerships	76,447,637	—	—	76,447,637
Other Investment Company	5,322,063	—	—	5,322,063
Repurchase Agreement	—	6,633,734	—	6,633,734

Total Investments	$238,632,228	$6,633,734	$—	$245,265,962

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,091,112. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at January 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 46.1%
Airlines - 1.2%
Delta Air Lines, Inc.	65,491	$ 3,650,468

Banks - 4.4%
Bank of America Corp.	82,500	2,708,475
Citigroup, Inc.	45,000	3,348,450
JPMorgan Chase & Co.	35,000	4,632,600
Wells Fargo & Co.	60,000	2,816,400

		13,505,925

Beverages - 1.3%
Coca-Cola Co.	30,000	1,752,000
PepsiCo, Inc.	15,000	2,130,300

		3,882,300

Biotechnology - 2.5%
AbbVie, Inc.	50,000	4,051,000
Amgen, Inc.	16,000	3,456,800

		7,507,800

Chemicals - 1.7%
Dow, Inc. (A)	31,666	1,458,853
LyondellBasell Industries NV, Class A	50,000	3,893,000

		5,351,853

Communications Equipment - 1.4%
Cisco Systems, Inc.	90,000	4,137,300

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	20,000	752,400
HKT Trust & HKT, Ltd.	689,540	1,029,297
Verizon Communications, Inc.	54,000	3,209,760

		4,991,457

Electric Utilities - 0.9%
Duke Energy Corp.	28,500	2,782,455

Energy Equipment & Services - 0.0% (B)
Bristow Group, Inc. (A) (C) (D) (E)	3,188	115,948

Equity Real Estate Investment Trusts - 3.0%
Healthpeak Properties, Inc.	87,500	3,149,125
Omega Healthcare Investors, Inc.	59,871	2,511,588
STORE Capital Corp.	50,008	1,962,814
Ventas, Inc.	25,000	1,446,500

		9,070,027

Food & Staples Retailing - 1.2%
Walmart, Inc.	32,500	3,720,925

Health Care Providers & Services - 1.2%
CVS Health Corp.	55,000	3,730,100

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	16,500	3,530,505

Household Products - 0.8%
Procter & Gamble Co.	19,825	2,470,592

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.4%
Allstate Corp.	6,250	$ 740,875
Fidelity National Financial, Inc.	72,500	3,534,375

		4,275,250

Interactive Media & Services - 2.3%
Alphabet, Inc., Class C (A)	5,000	7,171,150

Mortgage Real Estate Investment Trusts - 2.8%
AGNC Investment Corp.	50,000	929,500
Annaly Capital Management, Inc.	289,350	2,824,056
Blackstone Mortgage Trust, Inc., Class A (F)	54,925	2,098,135
Starwood Property Trust, Inc.	111,320	2,856,471

		8,708,162

Multi-Utilities - 0.8%
Dominion Energy, Inc.	30,000	2,572,500

Oil, Gas & Consumable Fuels - 1.8%
BP PLC, ADR	55,000	1,987,150
Royal Dutch Shell PLC, Class B, ADR (F)	45,000	2,397,600
Valero Energy Corp.	12,500	1,053,875

		5,438,625

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	47,500	2,990,125
Johnson & Johnson	14,000	2,084,180
Merck & Co., Inc.	50,000	4,272,000

		9,346,305

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.	15,000	4,577,400
Intel Corp.	10,000	639,300

		5,216,700

Software - 2.3%
Microsoft Corp.	40,750	6,936,873

Specialty Retail - 2.7%
Foot Locker, Inc.	70,050	2,659,798
Home Depot, Inc.	17,500	3,991,750
Lowe’s Cos., Inc.	12,500	1,453,000

		8,104,548

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	32,500	10,059,075

Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	47,500	1,224,075

Tobacco - 1.1%
Philip Morris International, Inc.	40,000	3,308,000

Total Common Stocks (Cost $119,592,237)		140,808,918

PREFERRED STOCKS - 7.2%
Automobiles - 0.2%
Ford Motor Co.,
6.20%	20,000	531,600

Banks - 2.0%
BancorpSouth Bank,
Series A, 5.50% (F)	40,000	1,044,000

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
Bank of America Corp.
Series GG, 6.00%	20,000	$ 555,000
Series KK, 5.38%	40,000	1,070,000
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (F) (G)	12,000	348,720
KeyCorp,
Series F, 5.65%	17,451	469,432
Wells Fargo & Co.
Series Q, Fixed until 09/15/2023, 5.85%(G)	40,000	1,087,200
Series R, Fixed until 03/15/2024, 6.63%(G)	50,000	1,436,500

		6,010,852

Diversified Financial Services - 0.3%
Voya Financial, Inc.,
Series B, Fixed until 09/15/2029, 5.35% (F) (G)	30,000	838,500

Electric Utilities - 0.9%
Duke Energy Corp.,
Series A, 5.75%	63,500	1,793,875
NextEra Energy Capital Holdings, Inc.,
Series N, 5.65%	30,000	830,100

		2,623,975

Energy Equipment & Services - 0.0% (B)
Bristow Group, Inc.,
Series AI, 10.00% (C) (D) (E) (H)	284	10,329

Equity Real Estate Investment Trusts - 0.8%
Colony Capital, Inc.,
Series G, 7.50% (F)	8,250	206,332
Digital Realty Trust, Inc.,
Series C, 6.63% (F)	10,000	268,600
Monmouth Real Estate Investment Corp.,
Series C, 6.13%	50,000	1,258,000
Public Storage,
Series H, 5.60%	25,000	700,500

		2,433,432

Insurance - 1.3%
Aspen Insurance Holdings, Ltd.,
5.63%	20,000	526,800
Athene Holding, Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (G)	35,000	1,001,000
Enstar Group, Ltd.,
Series E, 7.00%	60,000	1,666,200
Globe Life, Inc.,
6.13%	20,000	536,000
WR Berkley Corp.,
5.70% (F)	15,000	411,000

		4,141,000

Mortgage Real Estate Investment Trusts - 1.4%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (G)	63,100	1,637,445
Annaly Capital Management, Inc.,
Series F, Fixed until 09/30/2022, 6.95% (F) (G)	62,000	1,620,060
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (G)	39,800	1,115,196

		4,372,701

	Shares	Value
PREFERRED STOCKS (continued)
Real Estate Management & Development - 0.3%
Brookfield Property Partners, LP,
Series A-1, 6.50%	39,500	$ 1,050,700

Total Preferred Stocks (Cost $20,791,886)		22,013,089

MASTER LIMITED PARTNERSHIP - 0.4%
Capital Markets - 0.4%
AllianceBernstein Holding, LP	35,000	1,146,250

Total Master Limited Partnership (Cost $679,990)		1,146,250

	Principal	Value

CORPORATE DEBT SECURITIES - 43.0%
Aerospace & Defense - 0.9%
TransDigm, Inc.
6.25%, 03/15/2026 (I)	$ 2,500,000	2,696,250

Air Freight & Logistics - 0.2%
XPO Logistics, Inc.
6.13%, 09/01/2023 (I)	500,000	516,875

Auto Components - 2.2%
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022 (F)	1,518,000	1,536,975
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	91,146
Dana, Inc.
5.38%, 11/15/2027	1,750,000	1,804,688
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (I)	1,750,000	1,877,053
8.50%, 05/15/2027 (I)	1,250,000	1,343,750

		6,653,612

Automobiles - 0.5%
Tesla, Inc.
5.30%, 08/15/2025 (F) (I)	1,500,000	1,515,030

Building Products - 0.4%
Builders FirstSource, Inc.
6.75%, 06/01/2027 (I)	1,000,000	1,095,200

Capital Markets - 2.1%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (I)	1,565,000	1,625,644
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026 (I)	2,000,000	2,177,500
FS KKR Capital Corp.
4.63%, 07/15/2024	1,000,000	1,050,447
MSCI, Inc.
5.75%, 08/15/2025 (I)	1,500,000	1,565,175

		6,418,766

Chemicals - 1.4%
Blue Cube Spinco LLC
9.75%, 10/15/2023	1,250,000	1,332,837
Chemours Co.
7.00%, 05/15/2025 (F)	1,000,000	957,000

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Methanex Corp.
5.25%, 12/15/2029	$ 1,500,000	$ 1,590,610
Univar Solutions USA, Inc.
5.13%, 12/01/2027 (I)	500,000	518,750

		4,399,197

Commercial Services & Supplies - 1.2%
Amsted Industries, Inc.
4.63%, 05/15/2030 (I)	500,000	506,250
Cimpress PLC
7.00%, 06/15/2026 (I)	1,500,000	1,585,207
FXI Holdings, Inc.
7.88%, 11/01/2024 (I)	750,000	710,625
Stena International SA
6.13%, 02/01/2025 (I)	300,000	307,875
Waste Pro USA, Inc.
5.50%, 02/15/2026 (I)	500,000	513,678

		3,623,635

Communications Equipment - 0.5%
CommScope Technologies LLC
6.00%, 06/15/2025 (I)	1,000,000	957,500
CommScope, Inc.
8.25%, 03/01/2027 (F) (I)	500,000	513,750

		1,471,250

Construction & Engineering - 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.25%, 09/15/2027 (I)	1,300,000	1,391,000
New Enterprise Stone & Lime Co., Inc.
6.25%, 03/15/2026 (I)	200,000	209,000
Tutor Perini Corp.
6.88%, 05/01/2025 (F) (I)	250,000	235,000

		1,835,000

Construction Materials - 1.3%
Cemex SAB de CV
5.45%, 11/19/2029 (I)	1,500,000	1,599,750
Norbord, Inc.
5.75%, 07/15/2027 (I)	2,000,000	2,100,000
US Concrete, Inc.
6.38%, 06/01/2024	305,000	315,675

		4,015,425

Consumer Finance - 0.6%
Altice Financing SA
7.50%, 05/15/2026 (I)	1,050,000	1,122,135
Credit Acceptance Corp.
5.13%, 12/31/2024 (I)	500,000	522,500
6.63%, 03/15/2026 (I)	250,000	269,375

		1,914,010

Containers & Packaging - 0.4%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (I)	1,100,000	1,135,750
5.38%, 01/15/2028 (I)	100,000	103,470

		1,239,220

Distributors - 0.2%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/2026 (I)	456,000	479,940

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.5%
Carriage Services, Inc.
6.63%, 06/01/2026 (I)	$ 1,405,000	$ 1,496,325

Diversified Financial Services - 1.8%
Cornerstone Chemical Co.
6.75%, 08/15/2024 (I)	1,000,000	962,210
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.25%, 02/01/2022	1,500,000	1,526,250
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.90% (G), 12/21/2065 (I)	900,000	715,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (I)	500,000	499,005
Quicken Loans, Inc.
5.25%, 01/15/2028 (I)	1,250,000	1,293,750
5.75%, 05/01/2025 (I)	550,000	569,250

		5,565,965

Diversified Telecommunication Services - 0.3%
Sable International Finance, Ltd.
5.75%, 09/07/2027 (I)	750,000	792,188

Electric Utilities - 1.1%
Drax Finco PLC
6.63%, 11/01/2025 (I)	2,720,000	2,877,706
Vistra Operations Co. LLC
5.50%, 09/01/2026 (I)	500,000	520,000

		3,397,706

Electronic Equipment, Instruments & Components - 0.1%
MTS Systems Corp.
5.75%, 08/15/2027 (I)	300,000	315,000

Energy Equipment & Services - 3.2%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (I)	1,500,000	1,543,125
Enviva Partners, LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (I)	3,800,000	4,053,726
Transocean Poseidon, Ltd.
6.88%, 02/01/2027 (I)	1,250,000	1,306,250
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (I)	750,000	751,875
Transocean, Inc.
8.00%, 02/01/2027 (I)	1,000,000	930,800
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	1,000,000	1,040,000

		9,625,776

Entertainment - 0.3%
Netflix, Inc.
5.88%, 02/15/2025	760,000	852,150

Equity Real Estate Investment Trusts - 1.3%
ESH Hospitality, Inc.
5.25%, 05/01/2025 (I)	1,800,000	1,845,000

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
GEO Group, Inc.
5.13%, 04/01/2023	$ 1,500,000	$ 1,413,750
5.88%, 01/15/2022	650,000	641,875

		3,900,625

Food Products - 1.1%
B&G Foods, Inc.
5.25%, 04/01/2025	2,350,000	2,399,068
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (I)	1,000,000	1,027,500

		3,426,568

Health Care Providers & Services - 0.4%
Encompass Health Corp.
4.50%, 02/01/2028	1,300,000	1,339,052

Hotels, Restaurants & Leisure - 2.8%
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028 (I)	1,200,000	1,227,000
Scientific Games International, Inc.
7.00%, 05/15/2028 (I)	2,350,000	2,479,931
8.25%, 03/15/2026 (I)	1,000,000	1,085,000
VOC Escrow, Ltd.
5.00%, 02/15/2028 (I)	1,466,000	1,517,310
Wyndham Destinations, Inc.
5.75%, 04/01/2027	1,450,000	1,582,313
6.35%, 10/01/2025	650,000	728,406

		8,619,960

Household Products - 0.6%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,700,000	1,750,852

Industrial Conglomerates - 0.7%
General Electric Co.
Fixed until 01/21/2021 (J), 5.00% (G)	2,000,000	1,990,520

IT Services - 0.7%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	2,196,000

Leisure Products - 0.5%
Mattel, Inc.
5.88%, 12/15/2027 (I)	1,500,000	1,576,725

Machinery - 1.6%
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (I)	250,000	268,750
Meritor, Inc.
6.25%, 02/15/2024	1,440,000	1,476,000
Mueller Industries, Inc.
6.00%, 03/01/2027	1,400,000	1,428,000
Terex Corp.
5.63%, 02/01/2025 (I)	1,150,000	1,184,500
Wabash National Corp.
5.50%, 10/01/2025 (I)	500,000	495,000

		4,852,250

Marine - 0.1%
Tidewater, Inc.
8.00%, 08/01/2022	393,528	410,253

Media - 2.3%
CSC Holdings LLC
7.75%, 07/15/2025 (I)	1,000,000	1,053,770

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (I)	$ 1,250,000	$ 1,245,128
6.63%, 08/15/2027 (F) (I)	1,500,000	1,402,500
Sirius XM Radio, Inc.
5.38%, 04/15/2025 (I)	1,250,000	1,289,187
TEGNA, Inc.
4.63%, 03/15/2028 (I)	1,000,000	1,005,000
5.00%, 09/15/2029 (I)	1,000,000	1,012,500

		7,008,085

Metals & Mining - 0.3%
U.S. Steel Corp.
6.88%, 08/15/2025 (F)	1,000,000	899,690

Multiline Retail - 0.7%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	265,675
7.75%, 07/15/2026	1,150,000	1,333,488
7.88%, 01/01/2023	350,000	380,469

		1,979,632

Oil, Gas & Consumable Fuels - 3.4%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	1,559,000	1,588,731
6.38%, 05/01/2024	450,000	471,768
Hess Midstream Operations, LP
5.13%, 06/15/2028 (I)	2,000,000	2,064,460
Holly Energy Partners, LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (I) (K)	1,000,000	1,015,940
6.00%, 08/01/2024 (I)	300,000	313,560
HollyFrontier Corp.
5.88%, 04/01/2026	1,000,000	1,137,732
NuStar Logistics, LP
6.00%, 06/01/2026	1,000,000	1,052,200
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023	1,750,000	1,813,175
Sunoco, LP / Sunoco Finance Corp.
6.00%, 04/15/2027	500,000	527,485
Valero Energy Corp.
8.75%, 06/15/2030	300,000	419,623

		10,404,674

Paper & Forest Products - 0.2%
Boise Cascade Co.
5.63%, 09/01/2024 (I)	150,000	155,625
Louisiana-Pacific Corp.
4.88%, 09/15/2024	500,000	515,625

		671,250

Pharmaceuticals - 0.3%
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (I)	500,000	506,250
5.25%, 01/30/2030 (I)	500,000	509,375

		1,015,625

Professional Services - 0.1%
AMN Healthcare, Inc.
5.13%, 10/01/2024 (I)	380,000	391,875

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.4%
Hunt Cos., Inc.
6.25%, 02/15/2026 (I)	$ 347,000	$ 335,846
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,000,000	1,020,000

		1,355,846

Road & Rail - 0.6%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (I)	350,000	371,585
6.75%, 03/15/2022 (I)	1,415,000	1,457,450

		1,829,035

Software - 0.9%
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc.
6.00%, 07/15/2025 (I)	1,250,000	1,318,750
Open Text Corp.
5.63%, 01/15/2023 (I)	1,324,000	1,343,860

		2,662,610

Specialty Retail - 1.4%
Carvana Co.
8.88%, 10/01/2023 (I)	2,082,000	2,186,516
L Brands, Inc.
6.69%, 01/15/2027	1,000,000	1,035,000
Lithia Motors, Inc.
5.25%, 08/01/2025 (I)	1,000,000	1,032,500

		4,254,016

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (I)	750,000	1,036,968

Textiles, Apparel & Luxury Goods - 0.0% (B)
PVH Corp.
7.75%, 11/15/2023	100,000	116,500

Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026 (F) (I)	1,500,000	1,541,250
H&E Equipment Services, Inc.
5.63%, 09/01/2025	1,500,000	1,563,750

		3,105,000

Wireless Telecommunication Services - 1.5%
Altice France SA
7.38%, 05/01/2026 (I)	2,000,000	2,130,160
Sprint Corp.
7.25%, 09/15/2021	1,250,000	1,310,938
7.88%, 09/15/2023	1,000,000	1,062,390

		4,503,488

Total Corporate Debt Securities (Cost $128,376,267)		131,215,619

	Shares	Value
OTHER INVESTMENT COMPANY - 3.7%
Securities Lending Collateral - 3.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (L)	11,292,943	$ 11,292,943

Total Other Investment Company (Cost $11,292,943)		11,292,943

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.85% (L), dated 01/31/2020, to be repurchased at $6,597,794 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $6,733,971.	$ 6,597,327	6,597,327

Total Repurchase Agreement (Cost $6,597,327)		6,597,327

Total Investments (Cost $287,330,650)		313,074,146
Net Other Assets (Liabilities) - (2.6)%		(7,844,521)

Net Assets - 100.0%		$ 305,229,625

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Common Stocks	$139,663,673	$1,029,297	$115,948	$140,808,918
Preferred Stocks	22,002,760	—	10,329	22,013,089
Master Limited Partnership	1,146,250	—	—	1,146,250
Corporate Debt Securities	—	131,215,619	—	131,215,619
Other Investment Company	11,292,943	—	—	11,292,943
Repurchase Agreement	—	6,597,327	—	6,597,327

Total Investments	$174,105,626	$138,842,243	$126,277	$313,074,146

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (E)	$—	$—	$115,948	$—
Preferred Stocks (E)	—	—	10,329	—

Total	$—	$—	$126,277	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the total value of securities is $126,277, representing less than 0.1% of the Fund’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,057,345. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $85,247,513, representing 27.9% of the Fund’s net assets.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2020. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Rates disclosed reflect the yields at January 31, 2020.
(M)	The Fund recognizes transfers in and out of Level 3 as of January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 59.2%
Aerospace & Defense - 1.0%
General Dynamics Corp.	18,330	$ 3,215,815
Northrop Grumman Corp.	6,260	2,344,808
United Technologies Corp.	30,880	4,638,176

		10,198,799

Airlines - 0.2%
Delta Air Lines, Inc.	22,490	1,253,593
Southwest Airlines Co.	16,400	901,672
United Airlines Holdings, Inc. (A)	5,480	409,904

		2,565,169

Auto Components - 0.1%
Magna International, Inc.	21,310	1,080,204

Automobiles - 0.2%
General Motors Co.	51,560	1,721,588

Banks - 2.4%
Bank of America Corp.	185,840	6,101,127
Citigroup, Inc.	112,770	8,391,216
Citizens Financial Group, Inc.	18,640	694,899
Fifth Third Bancorp	25,100	714,095
KeyCorp	162,940	3,048,607
Regions Financial Corp.	82,430	1,283,435
Truist Financial Corp.	11,012	567,889
Wells Fargo & Co.	86,700	4,069,698

		24,870,966

Beverages - 1.0%
Coca-Cola Co.	110,820	6,471,888
Constellation Brands, Inc., Class A	16,610	3,127,663
PepsiCo, Inc.	5,310	754,126

		10,353,677

Biotechnology - 1.4%
AbbVie, Inc.	69,200	5,606,584
Alexion Pharmaceuticals, Inc. (A)	16,790	1,668,758
Amgen, Inc.	2,660	574,693
Biogen, Inc. (A)	8,730	2,347,060
Regeneron Pharmaceuticals, Inc. (A)	4,490	1,517,351
Vertex Pharmaceuticals, Inc. (A)	12,220	2,774,551

		14,488,997

Building Products - 0.2%
Masco Corp.	37,850	1,798,632

Capital Markets - 1.9%
Ameriprise Financial, Inc.	7,700	1,273,657
BlackRock, Inc.	2,960	1,560,956
Charles Schwab Corp.	52,710	2,400,940
Goldman Sachs Group, Inc.	3,400	808,350
MarketAxess Holdings, Inc.	1,400	495,852
Morgan Stanley	104,050	5,437,653
S&P Global, Inc.	16,800	4,934,664
State Street Corp.	43,800	3,312,594

		20,224,666

Chemicals - 0.9%
Celanese Corp.	16,240	1,680,840

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc. (A)	31,400	$ 1,446,598
DuPont de Nemours, Inc.	24,886	1,273,665
Eastman Chemical Co.	33,780	2,407,501
Linde PLC	8,850	1,797,701
LyondellBasell Industries NV, Class A	11,900	926,534

		9,532,839

Commercial Services & Supplies - 0.1%
Cintas Corp.	1,540	429,614
Waste Management, Inc.	8,500	1,034,450

		1,464,064

Communications Equipment - 0.2%
Cisco Systems, Inc.	27,820	1,278,885
Motorola Solutions, Inc.	2,400	424,800

		1,703,685

Consumer Finance - 0.9%
American Express Co.	38,360	4,981,813
Capital One Financial Corp.	40,050	3,996,990
Synchrony Financial	10,400	337,064

		9,315,867

Containers & Packaging - 0.4%
Avery Dennison Corp.	10,400	1,364,896
Crown Holdings, Inc. (A)	21,130	1,564,254
Packaging Corp. of America	4,640	444,280
WestRock Co.	20,760	809,640

		4,183,070

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	9,320	216,224

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	49,480	11,104,796
Voya Financial, Inc.	6,100	364,353

		11,469,149

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	5,600	210,672
Verizon Communications, Inc.	128,950	7,664,788

		7,875,460

Electric Utilities - 1.7%
Edison International	20,700	1,584,585
Entergy Corp.	34,700	4,563,744
FirstEnergy Corp.	13,200	670,428
NextEra Energy, Inc.	25,740	6,903,468
Southern Co.	36,700	2,583,680
Xcel Energy, Inc.	17,380	1,202,522

		17,508,427

Electrical Equipment - 0.9%
Eaton Corp. PLC	66,910	6,320,988
Emerson Electric Co.	40,600	2,908,178

		9,229,166

Entertainment - 0.7%
Electronic Arts, Inc. (A)	18,750	2,023,500
Netflix, Inc. (A)	13,130	4,531,032
Walt Disney Co.	2,450	338,859

		6,893,391

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 1.3%
AvalonBay Communities, Inc.	9,410	$ 2,039,053
Equinix, Inc.	4,860	2,866,088
Equity Residential	31,580	2,623,666
Federal Realty Investment Trust	1,710	213,784
Mid-America Apartment Communities, Inc.	7,100	974,191
Prologis, Inc.	39,180	3,639,038
Ventas, Inc.	18,560	1,073,882
VICI Properties, Inc.	20,931	560,951

		13,990,653

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	5,300	1,619,256
Walmart, Inc.	14,600	1,671,554

		3,290,810

Food Products - 0.8%
Conagra Brands, Inc.	11,600	381,872
General Mills, Inc.	67,600	3,530,072
Mondelez International, Inc., Class A	85,970	4,932,959

		8,844,903

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	37,200	3,318,984
Becton Dickinson and Co.	1,380	379,748
Boston Scientific Corp. (A)	39,160	1,639,629
Edwards Lifesciences Corp. (A)	4,800	1,055,328
Intuitive Surgical, Inc. (A)	2,000	1,119,560
Medtronic PLC	66,660	7,695,231
Zimmer Biomet Holdings, Inc.	32,050	4,740,195

		19,948,675

Health Care Providers & Services - 1.7%
Anthem, Inc.	13,680	3,629,031
Cigna Corp. (A)	14,010	2,695,244
DaVita, Inc. (A)	11,500	918,505
McKesson Corp.	14,940	2,130,593
UnitedHealth Group, Inc.	30,620	8,342,419

		17,715,792

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	21,070	2,271,346
Royal Caribbean Cruises, Ltd.	4,760	557,301
Yum! Brands, Inc.	38,740	4,097,530

		6,926,177

Household Durables - 0.2%
Lennar Corp., Class A	35,460	2,353,126

Household Products - 0.7%
Kimberly-Clark Corp.	2,300	329,452
Procter & Gamble Co.	52,650	6,561,243

		6,890,695

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	32,600	5,646,972

Insurance - 1.2%
Allstate Corp.	34,110	4,043,399
American International Group, Inc.	17,800	894,628
Arch Capital Group, Ltd. (A)	10,400	459,264
Arthur J. Gallagher & Co.	6,300	646,191

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	55,300	$ 3,278,184
MetLife, Inc.	74,210	3,688,979

		13,010,645

Interactive Media & Services - 3.0%
Alphabet, Inc., Class A (A)	7,930	11,361,945
Alphabet, Inc., Class C (A)	7,270	10,426,852
Facebook, Inc., Class A (A)	51,470	10,392,308

		32,181,105

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	11,480	23,060,106
Booking Holdings, Inc. (A)	430	787,137
Expedia Group, Inc.	23,850	2,586,532

		26,433,775

IT Services - 3.8%
Accenture PLC, Class A	29,200	5,992,132
Automatic Data Processing, Inc.	33,914	5,812,520
Fiserv, Inc. (A)	19,102	2,265,688
Leidos Holdings, Inc.	19,700	1,979,259
Mastercard, Inc., Class A	40,910	12,925,105
PayPal Holdings, Inc. (A)	67,740	7,714,909
Visa, Inc., Class A	18,910	3,762,523

		40,452,136

Leisure Products - 0.1%
Hasbro, Inc.	7,200	733,464

Life Sciences Tools & Services - 0.7%
Illumina, Inc. (A)	3,500	1,015,245
Thermo Fisher Scientific, Inc.	19,670	6,160,447

		7,175,692

Machinery - 1.1%
Caterpillar, Inc.	6,200	814,370
Cummins, Inc.	16,780	2,684,297
Ingersoll-Rand PLC	18,440	2,456,761
Parker-Hannifin Corp.	15,400	3,013,626
Snap-on, Inc.	5,450	869,984
Stanley Black & Decker, Inc.	13,650	2,174,854

		12,013,892

Media - 1.8%
Altice USA, Inc., Class A (A)	36,540	999,734
Charter Communications, Inc., Class A (A)	12,740	6,592,440
Comcast Corp., Class A	188,310	8,133,109
Discovery, Inc., Class A (A) (C)	51,160	1,496,942
Discovery, Inc., Class C (A)	55,810	1,549,844
ViacomCBS, Inc., Class B	12,900	440,277

		19,212,346

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	30,050	333,555
Newmont Corp.	11,060	498,364

		831,919

Multi-Utilities - 0.5%
CMS Energy Corp.	48,500	3,322,735
Sempra Energy	9,020	1,448,973

		4,771,708

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.1%
Target Corp.	12,000	$ 1,328,880

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	70,280	7,529,799
Diamondback Energy, Inc.	23,300	1,733,520
EOG Resources, Inc.	52,650	3,838,712
Exxon Mobil Corp.	18,650	1,158,538
Marathon Petroleum Corp.	58,470	3,186,615
ONEOK, Inc.	45,720	3,423,056
Phillips 66	2,960	270,455
Pioneer Natural Resources Co.	21,570	2,911,950

		24,052,645

Pharmaceuticals - 2.6%
Allergan PLC	6,790	1,267,286
Bristol-Myers Squibb Co.	99,510	6,264,155
Eli Lilly & Co.	33,582	4,689,390
Johnson & Johnson	41,090	6,117,068
Merck & Co., Inc.	85,120	7,272,653
Pfizer, Inc.	40,550	1,510,082

		27,120,634

Professional Services - 0.0% (B)
Verisk Analytics, Inc.	2,100	341,187

Road & Rail - 1.2%
CSX Corp.	24,600	1,877,964
Kansas City Southern	21,900	3,694,311
Lyft, Inc., Class A	8,300	394,084
Norfolk Southern Corp.	26,150	5,444,692
Union Pacific Corp.	8,820	1,582,484

		12,993,535

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (A)	86,700	4,074,900
Analog Devices, Inc.	46,640	5,118,740
Intel Corp.	17,050	1,090,007
Micron Technology, Inc. (A)	5,800	311,719
NVIDIA Corp.	20,500	4,846,815
NXP Semiconductors NV	23,500	2,981,210
Teradyne, Inc.	33,190	2,190,208
Texas Instruments, Inc.	59,950	7,232,967

		27,846,566

Software - 4.6%
Intuit, Inc.	17,300	4,850,574
Microsoft Corp.	216,290	36,819,047
salesforce.com, Inc. (A)	35,730	6,513,936

		48,183,557

Specialty Retail - 2.2%
AutoZone, Inc. (A)	3,540	3,745,178
Best Buy Co., Inc.	39,050	3,307,144
Home Depot, Inc.	25,510	5,818,831
Lowe’s Cos., Inc.	40,320	4,686,797
O’Reilly Automotive, Inc. (A)	3,260	1,323,886
Ross Stores, Inc.	16,880	1,893,767
TJX Cos., Inc.	47,040	2,777,242

		23,552,845

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	108,140	$ 33,470,412
HP, Inc.	77,160	1,645,051

		35,115,463

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	47,900	4,612,770
Ralph Lauren Corp.	6,100	692,350

		5,305,120

Tobacco - 0.8%
Altria Group, Inc.	44,010	2,091,795
Philip Morris International, Inc.	72,090	5,961,843

		8,053,638

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	9,530	754,681

Total Common Stocks (Cost $409,817,397)		623,767,276

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.14% (D)	12,963	365,297

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	960	23,904

Total Preferred Stocks (Cost $379,727)		389,201

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 294,543	324,009
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 2.75% (D), 07/18/2027 (E)	795,000	795,635
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	340,384	342,918
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	385,588	385,777
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.04% (D), 10/18/2030 (E)	1,975,000	1,975,685
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (E)	338,742	343,510
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.04% (D), 01/20/2030 (E)	670,000	670,159

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	$ 551,707	$ 572,908
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	876,852	918,006
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	547,739	566,945
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.17% (D), 04/15/2029 (E)	1,175,000	1,175,671
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	172,738	173,193
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	113,139	113,156
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	112,750	112,660
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	338,665	347,640
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (E)	1,800,000	1,807,527
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (E)	900,000	906,687
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (E)	100,000	100,292
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.01% (D), 01/20/2031 (E)	800,000	799,649
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (E)	2,150,000	2,160,373
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (E)	2,150,000	2,172,896
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	757,203	764,183
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	110,503	112,508
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	90,410	91,810
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	639,849	652,627
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.10% (D), 07/20/2030 (E)	800,000	800,933
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, Zero Coupon (D), 07/20/2030 (E) (F)	2,000,000	2,000,000
Sierra Timeshare Receivables Funding LLC
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	159,136	159,512
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	379,833	384,871
SPS Servicer Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (E)	1,040,000	1,047,518

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	$ 298,320	$ 299,385
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	375,318	375,636
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	314,881	315,476
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	390,387	392,807
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	324,369	325,806
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	709,891	719,382
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	318,287	318,692
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	676,539	676,506
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	896,905	907,626
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	926,737	936,488
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	387,740	393,272
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	664,931	674,846
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,034,041	1,053,158
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	1,442,794	1,506,773
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	939,338	968,840
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	198,464	209,372
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	1,155,000	1,172,560
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	139,969	140,148
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	560,158	568,003
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 2.96% (D), 10/20/2028 (E)	815,000	815,391

Total Asset-Backed Securities (Cost $35,248,208)		35,549,425

CORPORATE DEBT SECURITIES - 13.5%
Aerospace & Defense - 0.1%
Boeing Co.
3.50%, 03/01/2039	817,000	857,735
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	445,000	463,929

		1,321,664

Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	656,737	699,443
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	333,648	336,148
6.82%, 02/10/2024	1,080,786	1,177,510

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
JetBlue Pass-Through Trust
2.75%, 11/15/2033	$ 795,000	$ 824,714
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,280,309	1,377,358
US Airways Pass-Through Trust
5.38%, 05/15/2023	628,340	656,765

		5,071,938

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	345,000	367,255

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	453,000	491,066
6.25%, 10/02/2043	120,000	141,816

		632,882

Banks - 2.0%
Banco Santander SA
2.71%, 06/27/2024	1,200,000	1,233,272
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	2,078,000	2,207,699
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,178,000	1,264,363
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,217,000	1,346,722
BNP Paribas SA
4.40%, 08/14/2028 (E)	804,000	912,250
CIT Group, Inc.
4.13%, 03/09/2021	70,000	71,120
Citigroup, Inc.
Fixed until 01/29/2030, 2.67% (D), 01/29/2031	494,000	500,062
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	787,000	828,155
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	742,000	798,101
Commerzbank AG
8.13%, 09/19/2023 (E)	1,117,000	1,312,955
Credit Agricole SA
3.25%, 01/14/2030 (E)	824,000	849,449
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (D), 12/20/2025 (E)	939,000	971,818
Discover Bank
3.45%, 07/27/2026	1,163,000	1,229,909
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	420,000	445,986
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	1,105,000	1,174,221
4.13%, 12/15/2026	1,089,000	1,218,584
6.40%, 05/15/2038	569,000	843,135
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	303,000	309,393
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (E)	830,000	882,501
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (D), 06/25/2024	376,000	403,607

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	$ 1,468,000	$ 1,614,697
Fixed until 06/15/2024 (G), 5.90% (D)	365,000	396,788

		20,814,787

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	339,000	373,898
4.44%, 10/06/2048	857,000	1,014,859
4.75%, 01/23/2029	710,000	840,151
Constellation Brands, Inc.
3.15%, 08/01/2029	360,000	374,912
3.70%, 12/06/2026	164,000	178,400
Pernod Ricard SA
4.45%, 01/15/2022 (E)	385,000	404,506
5.75%, 04/07/2021 (E)	1,095,000	1,146,047

		4,332,773

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 05/14/2026	432,000	452,644
4.05%, 11/21/2039 (E)	370,000	402,590
Gilead Sciences, Inc.
4.15%, 03/01/2047 (C)	190,000	219,733

		1,074,967

Capital Markets - 1.0%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	369,000	378,278
3.70%, 10/15/2024	604,000	655,549
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	772,000	827,508
3.80%, 06/09/2023	738,000	779,429
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	1,188,000	1,248,293
6.75%, 10/01/2037	774,000	1,105,827
Lazard Group LLC
4.50%, 09/19/2028	840,000	960,411
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031, MTN	761,000	773,369
3.70%, 10/23/2024, MTN	1,117,000	1,204,092
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	180,000	197,901
5.00%, 11/24/2025	521,000	595,726
UBS AG
7.63%, 08/17/2022	1,047,000	1,182,084
UBS Group AG
Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (E)	336,000	351,114

		10,259,581

Chemicals - 0.1%
Syngenta Finance NV
3.93%, 04/23/2021 (E)	828,000	845,247

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	360,000	360,365
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	200,000	204,754
3.30%, 12/01/2026 (E)	395,000	418,002
3.85%, 11/15/2024 (E)	560,000	603,538

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc.
2.60%, 02/01/2030	$ 540,000	$ 546,615

		2,133,274

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	654,000	663,810

Construction & Engineering - 0.5%
SBA Tower Trust
2.84%, 01/15/2025 (E)	2,915,000	3,017,211
2.88%, 07/15/2046 (E)	607,000	610,878
3.17%, 04/09/2047 (E)	800,000	814,056
3.45%, 03/15/2048 (E)	374,000	391,683

		4,833,828

Construction Materials - 0.2%
CRH America Finance, Inc.
4.50%, 04/04/2048 (E)	575,000	661,291
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	780,000	897,717
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	400,000	429,466
4.25%, 12/15/2047	472,000	522,999

		2,511,473

Consumer Finance - 0.4%
Ally Financial, Inc.
3.88%, 05/21/2024	416,000	438,705
4.13%, 03/30/2020	915,000	918,129
American Express Co.
4.05%, 12/03/2042	410,000	503,880
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,104,000	1,141,235
Capital One Financial Corp.
3.30%, 10/30/2024	871,000	918,801
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	533,000	554,653

		4,475,403

Containers & Packaging - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	405,000	413,306
5.75%, 10/15/2020	629,920	631,369

		1,044,675

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	70,000	79,301

Diversified Financial Services - 0.1%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	1,312,000	1,358,050

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.40%, 05/15/2025	1,240,000	1,315,702
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	165,000	163,802
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	410,000	438,413
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	555,000	570,151

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Sprint Capital Corp.
6.88%, 11/15/2028	$ 135,000	$ 137,363
Verizon Communications, Inc.
3.50%, 11/01/2024	1,600,000	1,714,546
5.50%, 03/16/2047	1,052,000	1,467,791

		5,807,768

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	868,000	928,184
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	163,692
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,596,000	1,706,547
Duke Energy Progress LLC
3.60%, 09/15/2047	594,000	656,632
Entergy Arkansas LLC
3.70%, 06/01/2024	206,000	221,073
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	895,000	939,208
5.30%, 06/01/2042	75,000	102,841
PacifiCorp.
3.60%, 04/01/2024	544,000	581,703
5.75%, 04/01/2037	125,000	172,527
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	455,000	479,882

		5,952,289

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
2.80%, 02/15/2030	576,000	584,252
Arrow Electronics, Inc.
3.25%, 09/08/2024	250,000	259,752
3.88%, 01/12/2028	216,000	227,790
Jabil, Inc.
3.60%, 01/15/2030	368,000	377,998
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,131,000	1,286,704

		2,736,496

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	861,000	928,123
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	112,006

		1,040,129

Equity Real Estate Investment Trusts - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (E)	755,000	812,312
CBL & Associates, LP
5.25%, 12/01/2023 (C)	572,000	343,200
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	255,000	258,682
EPR Properties
4.75%, 12/15/2026	549,000	610,865
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	480,000	496,047
Healthpeak Properties, Inc.
3.50%, 07/15/2029	404,000	432,249
Highwoods Realty, LP
3.05%, 02/15/2030	884,000	903,579
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	968,285

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Life Storage, LP
4.00%, 06/15/2029	$ 414,000	$ 455,120
Service Properties Trust
5.00%, 08/15/2022	909,000	957,937
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	551,000	614,641
WEA Finance LLC
4.13%, 09/20/2028 (E)	745,000	826,791

		7,679,708

Food & Staples Retailing - 0.2%
Sysco Corp.
3.30%, 07/15/2026	576,000	620,148
Walmart, Inc.
3.63%, 12/15/2047	1,122,000	1,282,110

		1,902,258

Food Products - 0.0% (B)
Kraft Heinz Foods Co.
2.80%, 07/02/2020	24,000	24,047

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	177,000	196,497
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	600,000	621,552
Boston Scientific Corp.
4.70%, 03/01/2049	591,000	744,293

		1,562,342

Health Care Providers & Services - 0.4%
Cigna Corp.
3.25%, 04/15/2025 (E)	521,000	546,305
CVS Health Corp.
2.13%, 06/01/2021	766,000	769,599
4.10%, 03/25/2025	286,000	311,004
HCA, Inc.
4.13%, 06/15/2029	253,000	273,795
5.25%, 04/15/2025	166,000	188,565
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	830,000	841,253
Quest Diagnostics, Inc.
4.20%, 06/30/2029	828,000	933,883

		3,864,404

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	756,000	796,618

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	655,000	706,487
General Electric Co.
6.88%, 01/10/2039, MTN	420,000	594,744

		1,301,231

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	500,000	562,911
4.25%, 03/15/2029	580,000	657,992
Athene Global Funding
3.00%, 07/01/2022 (E)	612,000	626,866
CNA Financial Corp.
3.90%, 05/01/2029	450,000	499,608

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fidelity National Financial, Inc.
5.50%, 09/01/2022	$ 195,000	$ 212,014
Markel Corp.
3.35%, 09/17/2029	1,380,000	1,459,511
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	1,134,000	1,235,247

		5,254,149

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	940,000	1,013,705
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	742,000	775,448

		1,789,153

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc.
3.60%, 06/01/2026	369,000	402,449
Expedia Group, Inc.
3.25%, 02/15/2030 (E)	375,000	368,612
3.80%, 02/15/2028	550,000	570,469

		1,341,530

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	299,000	334,168
Fiserv, Inc.
3.50%, 07/01/2029	753,000	811,409

		1,145,577

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	316,000	421,715

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	490,141

Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 01/15/2024	139,000	141,954
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	405,000	433,402
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	300,000	309,000
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (G)	550,000	567,677
NBCUniversal Media LLC
4.38%, 04/01/2021	504,000	519,825
4.45%, 01/15/2043	613,000	733,842

		2,705,700

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	650,000	695,111
4.75%, 04/10/2027 (E)	230,000	255,883
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	142,800

		1,093,794

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	$ 630,000	$ 675,706
CMS Energy Corp.
3.88%, 03/01/2024	70,000	74,737
4.88%, 03/01/2044	152,000	193,024
Dominion Energy, Inc.
2.58%, 07/01/2020	516,000	517,528
DTE Electric Co.
4.30%, 07/01/2044	848,000	1,038,725
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	170,000	173,463

		2,673,183

Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC
3.12%, 05/04/2026	1,426,000	1,509,998
Energy Transfer Operating, LP
4.90%, 02/01/2024	382,000	414,052
5.15%, 02/01/2043	600,000	614,639
5.95%, 10/01/2043	535,000	596,247
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,082,000	1,179,384
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	828,000	887,072
Nexen, Inc.
5.88%, 03/10/2035	10,000	13,290
Noble Energy, Inc.
3.25%, 10/15/2029	972,000	978,103
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,271,000	1,468,987
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	410,410
6.84%, 01/23/2030 (E)	892,000	966,482
6.88%, 08/04/2026	340,000	383,520
7.69%, 01/23/2050 (E)	95,000	104,367
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	888,000	883,072
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	378,000	404,602
Shell International Finance BV
2.50%, 09/12/2026	873,000	904,453
3.75%, 09/12/2046	195,000	219,657
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	126,943
4.63%, 03/01/2034	110,000	129,331
Western Midstream Operating, LP
4.05%, 02/01/2030	348,000	346,878
5.38%, 06/01/2021	225,000	232,141
Williams Cos., Inc.
5.40%, 03/04/2044	104,000	117,313
7.88%, 09/01/2021	100,000	108,874

		12,999,815

Pharmaceuticals - 0.3%
AstraZeneca PLC
2.38%, 06/12/2022	591,000	600,638
4.00%, 01/17/2029	211,000	239,840
4.38%, 08/17/2048	283,000	352,277
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	516,000	580,712
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (E)	331,000	352,089

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
3.40%, 03/07/2029	$ 375,000	$ 414,551
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	691,000	823,628

		3,363,735

Professional Services - 0.0% (B)
Equifax, Inc.
2.60%, 12/01/2024	468,000	480,728

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (E)	964,000	1,043,250
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	41,523
3.75%, 04/01/2024	37,000	39,849
CSX Corp.
3.80%, 11/01/2046	398,000	438,844

		1,563,466

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	525,000	550,574
KLA Corp.
4.10%, 03/15/2029	610,000	684,816
Lam Research Corp.
3.75%, 03/15/2026	627,000	685,641
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (E)	456,000	504,511
QUALCOMM, Inc.
3.25%, 05/20/2027	643,000	690,801
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (E)	403,000	408,461

		3,524,804

Software - 0.1%
Adobe, Inc.
2.15%, 02/01/2027 (F)	560,000	567,634
Microsoft Corp.
3.30%, 02/06/2027	695,000	760,847
PTC, Inc.
4.00%, 02/15/2028 (F)	111,000	112,110

		1,440,591

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	772,000	799,748
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	559,000	652,762
Western Digital Corp.
4.75%, 02/15/2026 (C)	855,000	912,713

		2,365,223

Tobacco - 0.1%
Altria Group, Inc.
4.80%, 02/14/2029	532,000	602,961
BAT Capital Corp.
3.22%, 08/15/2024	576,000	598,810

		1,201,771

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (E)	415,000	437,975

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	$ 407,000	$ 419,682
4.38%, 07/16/2042	300,000	355,633
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	1,655,000	1,683,255
3.72%, 07/15/2043 (E)	160,000	166,902
Sprint Corp.
7.25%, 09/15/2021	200,000	209,750
7.88%, 09/15/2023	390,000	414,332

		3,249,554

Total Corporate Debt Securities (Cost $133,832,390)		142,030,802

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025	330,000	357,225

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	400,000	435,200

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	249,321
4.50%, 01/28/2026	850,000	937,023

		1,186,344

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	683,096
5.38%, 10/17/2023 (E)	115,000	128,033

		811,129

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,193,560

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	315,000	347,606

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	125,000	159,812

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	285,428

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	211,500

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	455,000	458,604

Total Foreign Government Obligations (Cost $5,120,941)		5,446,408

	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.9%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.87% (D), 12/05/2032 (E)	$ 700,000	$ 704,278
BB-UBS Trust
Series 2012-SHOW, Class XA,
0.73% (D), 11/05/2036 (E)	3,045,000	85,127
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,145,390
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,070,000	1,065,281
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,600,000	1,657,757
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	80,457	85,795
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	236,922
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	213,752	217,932
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	547,022	557,426
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,310,000	1,431,294
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	70,454	70,205
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	110,610
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,215,238
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,594,804
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	2,680,000	2,841,502
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	520,000	526,195
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	846,166
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.45% (D), 12/27/2035 (E)	340,912	339,663
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	1,250,000	1,306,739
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	693,217
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	729,916
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	371,942
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,094,238	2,158,708
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	232,812	243,049

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	$ 320,000	$ 330,803
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	3,050,000	3,053,833
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	356,828	357,026
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.08% (D), 08/15/2034 (E)	2,226,793	2,226,773
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	186,931	191,322
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	89,567	93,851
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	224,031	232,069
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	164,599	172,333
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	418,590	438,556
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	290,796	304,268
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	289,542	298,557
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	347,767	363,186
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	828,125	872,723
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	695,169	735,914
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,155,016	1,214,744
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	979,956	1,037,171
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	394,619	412,865
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	2,256,981	2,341,264
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	2,160,778	2,225,040
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,426,127
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	950,000	947,942
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.24% (D), 05/25/2035	102,665	104,065

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.59% (D), 01/11/2037 (E)	$ 410,000	$ 420,245
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	576,453

Total Mortgage-Backed Securities (Cost $40,991,113)		41,612,286

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	45,000	73,873
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	463,663
7.60%, 11/01/2040	480,000	835,200
7.70%, 11/01/2030	340,000	355,348
7.95%, 03/01/2036	905,000	909,407
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	40,000	55,041

		2,692,532

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	35,000	50,130

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	54,000	89,048

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	45,000	66,588
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	45,000	70,559
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	40,000	52,770
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	70,000	97,530

		287,447

Total Municipal Government Obligations (Cost $3,000,149)		3,119,157

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	252,201	280,232
5.50%, 06/01/2041	92,352	103,708

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	$ 2,744,032	$ 2,866,301
3.01%, 07/25/2025	4,041,000	4,300,311
3.06% (D), 08/25/2024	1,820,000	1,922,741
3.49%, 01/25/2024	1,298,000	1,382,343
3.53% (D), 07/25/2023	1,000,000	1,059,862
Federal National Mortgage Association
3.33% (D), 10/25/2023	160,795	169,267
3.50%, 07/01/2028 - 11/01/2028	288,525	304,517
4.00%, 04/01/2026 - 06/01/2042	85,936	92,291
12-Month LIBOR + 1.52%, 4.05% (D), 02/01/2043	45,196	46,575
4.50%, 02/01/2025 - 06/01/2026	155,208	163,569
5.00%, 04/01/2039 - 11/01/2039	1,132,534	1,265,195
5.50%, 10/01/2036 - 12/01/2041	874,473	990,903
6.00%, 08/01/2036 - 06/01/2041	1,138,229	1,310,272
6.50%, 05/01/2040	104,062	119,173
Government National Mortgage Association, Interest Only STRIPS
0.80% (D), 02/16/2053	549,754	26,571
Uniform Mortgage-Backed Security
2.50%, TBA (F)	4,409,000	4,488,224
3.00%, TBA (F)	28,535,000	29,188,607
3.50%, TBA (F)	24,851,000	25,647,337
4.00%, TBA (F)	9,921,000	10,367,274

Total U.S. Government Agency Obligations (Cost $85,148,015)		86,095,273

U.S. GOVERNMENT OBLIGATIONS - 10.0%
U.S. Treasury - 8.8%
U.S. Treasury Bond
2.25%, 08/15/2046	2,276,000	2,378,242
2.50%, 02/15/2045 - 05/15/2046	7,240,000	7,921,682
2.75%, 08/15/2042 - 11/15/2047	5,460,400	6,268,264
2.88%, 08/15/2045	1,070,000	1,251,064
3.00%, 05/15/2042 - 02/15/2049	2,563,400	3,099,928
3.13%, 02/15/2042 - 05/15/2048	1,301,000	1,575,804
3.50%, 02/15/2039	3,780,000	4,805,768
3.63%, 02/15/2044	7,318,000	9,575,432
4.50%, 02/15/2036	2,882,500	4,009,490
4.75%, 02/15/2037	4,556,000	6,584,310
5.25%, 02/15/2029	2,129,000	2,804,791
U.S. Treasury Note
1.13%, 06/30/2021 - 09/30/2021	4,867,000	4,846,372
1.50%, 08/15/2026	575,000	577,898
1.63%, 11/15/2022 - 08/15/2029	11,784,000	11,908,051
2.25%, 11/15/2027	2,102,500	2,225,283
2.38%, 01/31/2023 - 05/15/2029	3,116,000	3,298,802
2.50%, 12/31/2020 - 01/31/2024	6,726,000	6,928,538
2.63%, 08/15/2020 - 02/15/2029	3,374,500	3,500,114
2.88%, 05/15/2028 - 05/15/2049	7,600,900	8,733,277
3.13%, 11/15/2028	939,500	1,065,268

		93,358,378

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	2,321,713	2,667,706
2.50%, 01/15/2029	2,765,726	3,413,917

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	$ 6,130,168	$ 6,323,951

		12,405,574

Total U.S. Government Obligations (Cost $96,685,954)		105,763,952

COMMERCIAL PAPER - 5.3%
Banks - 0.1%
Natixis
1.89% (H), 02/04/2020	816,000	815,874

Capital Markets - 0.3%
Cedar Springs Capital Co. LLC
2.04% (H), 03/16/2020	3,000,000	2,992,667

Commercial Services & Supplies - 0.3%
Charta LLC
1.88% (H), 03/02/2020	3,400,000	3,394,758

Diversified Financial Services - 4.6%
Anglesea Funding PLC
1.89% (H), 02/03/2020	3,850,000	3,849,602
Atlantic Asset Securitization LLC
1.86% (H), 02/05/2020	250,000	249,949
Barton Capital Corp.
1.73% (H), 04/21/2020	2,250,000	2,241,500
Bennington Stark Capital Co. LLC
1.92% (H), 02/19/2020	3,800,000	3,796,428
Cafco LLC
1.71% (H), 04/21/2020	3,400,000	3,387,307
Canada Asset Securitization LLC
1.88% (H), 02/13/2020	3,750,000	3,747,687
Chariot Funding LLC
1.87% (H), 03/03/2020	3,000,000	2,995,247
Ciesco LLC
1.77% (H), 04/13/2020	3,800,000	3,786,776
Collateralized Commercial Paper Flex Co. LLC
1.99% (H), 03/19/2020	3,500,000	3,491,089
Gotham Funding Corp.
1.99% (H), 03/10/2020	3,500,000	3,492,796
Jupiter Securitization Co. LLC
1.78% (H), 04/13/2020	1,900,000	1,893,350
Kells Funding LLC
1.73% (H), 04/21/2020	4,000,000	3,984,889
Liberty Funding LLC
1.77% (H), 04/14/2020	360,000	358,730
1.85% (H), 04/01/2020	2,500,000	2,492,417
Mont Blanc Capital Corp.
1.91% (H), 02/12/2020	1,500,000	1,499,143
Ridgefield Funding Co.
1.88% (H), 02/20/2020	2,550,000	2,547,510
Sheffield Receivables Corp.
1.91% (H), 02/19/2020	3,810,000	3,806,437
Victory Receivables
1.99% (H), 03/10/2020	1,600,000	1,596,707

		49,217,564

Total Commercial Paper (Cost $56,420,863)		56,420,863

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bill
1.54% (H), 02/06/2020 - 04/02/2020	9,800,000	9,775,754

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
1.55% (H), 03/12/2020	$ 1,103,000	$ 1,101,139
1.56% (H), 03/12/2020	2,500,000	2,495,751

Total Short-Term U.S. Government Obligations (Cost $13,372,644)		13,372,644

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (H)	2,075,095	2,075,095

Total Other Investment Company (Cost $2,075,095)		2,075,095

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 0.85% (H), dated 01/31/2020, to be repurchased at $12,046,304 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $12,290,716.

$ 12,045,451	$ 12,045,451

Total Repurchase Agreement (Cost $12,045,451)	12,045,451

Total Investments (Cost $894,137,947)	1,127,687,833
Net Other Assets (Liabilities) - (6.9)%	(73,164,686)

Net Assets - 100.0%	$ 1,054,523,147

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	48	03/20/2020	$7,902,372	$7,737,600	$—	$(164,772)

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$623,767,276	$—	$—	$623,767,276
Preferred Stocks	389,201	—	—	389,201
Asset-Backed Securities	—	35,549,425	—	35,549,425
Corporate Debt Securities	—	142,030,802	—	142,030,802
Foreign Government Obligations	—	5,446,408	—	5,446,408
Mortgage-Backed Securities	—	41,612,286	—	41,612,286
Municipal Government Obligations	—	3,119,157	—	3,119,157
U.S. Government Agency Obligations	—	86,095,273	—	86,095,273
U.S. Government Obligations	—	105,763,952	—	105,763,952
Commercial Paper	—	56,420,863	—	56,420,863
Short-Term U.S. Government Obligations	—	13,372,644	—	13,372,644
Other Investment Company	2,075,095	—	—	2,075,095
Repurchase Agreement	—	12,045,451	—	12,045,451

Total Investments	$626,231,572	$501,456,261	$—	$1,127,687,833

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(164,772)	$—	$—	$(164,772)

Total Other Financial Instruments	$(164,772)	$—	$—	$(164,772)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,026,292. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $110,081,072, representing 10.4% of the Fund’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rates disclosed reflect the yields at January 31, 2020.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
International Alternative Funds - 32.2%
Transamerica Global Multifactor Macro (A)	1,162,602	$ 10,591,307
Transamerica Unconstrained Bond (A)	1,458,366	14,496,160

		25,087,467

International Equity Funds - 7.0%
Transamerica Emerging Markets Equity (A)	272,191	2,648,420
Transamerica Global Real Estate Securities (A)	190,713	2,759,619

		5,408,039

International Fixed Income Funds - 17.3%
Transamerica Emerging Markets Debt (A)	504,624	5,449,936
Transamerica Inflation Opportunities (A)	762,966	8,049,294

		13,499,230

U.S. Alternative Funds - 33.3%
Transamerica Event Driven (A)	840,893	9,148,912
Transamerica Long/Short Strategy (A)	1,436,983	8,593,157
Transamerica Managed Futures Strategy (A)	1,182,606	8,195,458

		25,937,527

U.S. Fixed Income Funds - 5.8%
Transamerica Core Bond (A)	160,789	1,668,990
Transamerica High Yield Bond (A)	311,735	2,871,084

		4,540,074

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 2.8%
Transamerica MLP & Energy Income (A)	330,033	$ 2,158,418

Total Investment Companies (Cost $77,188,945)		76,630,755

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $2,553,910 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $2,608,105.	$ 2,553,730	2,553,730

Total Repurchase Agreement (Cost $2,553,730)		2,553,730

Total Investments (Cost $79,742,675)		79,184,485
Net Other Assets (Liabilities) - (1.7)%		(1,344,319)

Net Assets - 100.0%		$ 77,840,166

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	7	03/20/2020	$1,114,378	$1,128,400	$14,022	$—

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$76,630,755	$—	$—	$76,630,755
Repurchase Agreement	—	2,553,730	—	2,553,730

Total Investments	$76,630,755	$2,553,730	$—	$79,184,485

Other Financial Instruments
Futures Contracts (D)	$14,022	$—	$—	$14,022

Total Other Financial Instruments	$14,022	$—	$—	$14,022

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2020	Shares as of January 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$1,316,254	$331,229	$—	$—	$21,507	$1,668,990	160,789	$11,230	$—
Transamerica Emerging Markets Debt	5,707,471	99,962	(500,000)	8,237	134,266	5,449,936	504,624	99,962	—
Transamerica Emerging Markets Equity	2,303,986	734,545	(325,000)	1,479	(66,590)	2,648,420	272,191	84,545	—
Transamerica Event Driven	9,808,849	39,464	(1,090,000)	72,651	317,948	9,148,912	840,893	39,465	—
Transamerica Global Multifactor Macro	11,249,343	258,576	(800,000)	(77,749)	(38,863)	10,591,307	1,162,602	258,576	—
Transamerica Global Real Estate Securities	3,214,694	209,916	(500,000)	28,017	(193,008)	2,759,619	190,713	111,152	98,764
Transamerica High Yield Bond	3,044,598	41,125	(250,000)	(2,694)	38,055	2,871,084	311,735	41,983	—
Transamerica Inflation Opportunities	8,499,582	35,757	(645,000)	33,615	125,340	8,049,294	762,966	35,756	—
Transamerica Long/Short Strategy	9,047,951	905,821	(910,000)	(254,539)	(196,076)	8,593,157	1,436,983	—	905,822
Transamerica Managed Futures Strategy	8,613,413	332,808	(350,000)	(131,000)	(269,763)	8,195,458	1,182,606	332,807	—
Transamerica MLP & Energy Income	2,365,837	33,455	(250,000)	(17,928)	27,054	2,158,418	330,033	33,456	—
Transamerica Unconstrained Bond	15,211,375	120,575	(1,000,000)	1,804	162,406	14,496,160	1,458,366	123,227	—

Total	$80,383,353	$3,143,233	$(6,620,000)	$(338,107)	$62,276	$76,630,755	8,614,501	$1,172,159	$1,004,586

(B)	Rate disclosed reflects the yield at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 16.0%
Avid Automobile Receivables Trust
Series 2019-1, Class A,
2.62%, 02/15/2024 (A)	$ 4,502,246	$ 4,511,320
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.02% (B), 07/18/2027 (A)	8,000,000	8,000,128
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	1,587,591	1,587,494
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	4,656,587	4,653,649
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	5,320,292	5,347,429
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 3.08% (B), 04/15/2027 (A)	16,270,000	16,272,554
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A,
1-Month LIBOR + 0.76%, 2.42% (B), 12/25/2033	86,603	86,605
CWABS, Inc. Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 1.81% (B), 03/25/2047	6,772,150	6,668,902
Dell Equipment Finance Trust
Series 2019-2, Class A3,
1.91%, 10/22/2024 (A)	10,000,000	10,026,837
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	5,041,017	5,114,488
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	8,468,560	8,587,747
DT Auto Owner Trust
Series 2020-1A, Class A,
1.94%, 09/15/2023 (A) (C)	3,750,000	3,750,794
Series 2020-1A, Class B,
2.16%, 05/15/2024 (A) (C)	3,000,000	3,002,431
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 3.50% (B), 10/22/2025 (A)	10,000,000	10,014,650
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 3.38% (B), 04/20/2027 (A)	8,000,000	8,004,008
Hertz Vehicle Financing II, LP
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A)	11,900,000	12,330,437
Hilton Grand Vacations Trust
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	1,997,867	1,991,452
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	9,069,001	9,148,886
ICG CLO, Ltd.
Series 2016-1A, Class A2R,
3-Month LIBOR + 1.70%, 3.47% (B), 07/29/2028 (A)	6,000,000	6,002,784

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.18% (B), 07/15/2026 (A)	$ 13,500,000	$ 13,506,871
Marathon CLO VII, Ltd.
Series 2014-7A, Class A1R,
3-Month LIBOR + 1.32%, 3.12% (B), 10/28/2025 (A)	4,824,409	4,828,578
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	11,525,411	11,644,340
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 3.28% (B), 10/15/2026 (A)	10,000,000	10,003,210
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	7,954,542	7,999,774
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	1,804,442	1,810,252
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,850,555	1,856,259
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	10,995,616	11,287,025
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (A)	10,000,000	10,041,818
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (A)	15,000,000	15,111,454
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (A)	5,000,000	5,014,581
Series 2019-T4, Class BT4,
2.46%, 10/15/2051 (A)	5,000,000	5,014,535
Series 2019-T5, Class DT5,
2.85%, 10/15/2051 (A)	10,000,000	10,044,820
NRZ Advance Receivables Trust
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	5,000,000	5,044,522
Series 2019-T1, Class CT1,
2.93%, 07/15/2052 (A)	5,000,000	5,043,496
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (A)	5,000,000	5,024,124
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (A)	13,000,000	13,138,441
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	1,974,675	1,972,133
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	3,456,034	3,483,572
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	6,931,821	6,995,716
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	4,520,462	4,588,208
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	7,412,839	7,569,083
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 3.50% (B), 10/22/2030 (A)	6,000,000	6,002,262

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	$ 3,336,705	$ 3,438,721
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	4,008,779	4,163,810
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	3,918,582	4,064,545
Series 2019-2A, Class C,
3.12%, 05/20/2036 (A)	7,595,894	7,657,755
Small Business Lending Trust
Series 2019-A, Class A,
2.85%, 07/15/2026 (A)	7,866,103	7,878,360
Sofi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	1,397,744	1,402,592
SPS Servicer Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (A)	14,150,000	14,252,288
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 3.12% (B), 07/20/2027 (A)	10,000,000	10,007,570
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 3.17% (B), 04/20/2028 (A)	10,000,000	9,996,020
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	1,222,926	1,227,294
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	4,449,859	4,453,637
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	5,269,415	5,276,118
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	7,759,486	7,799,019
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	11,654,692	11,794,013
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	5,120,092	5,173,966
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	9,104,698	9,234,597
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	9,418,612	9,593,593
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	11,532,402	11,704,357
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	9,754,453	9,934,790
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	4,470,896	4,582,422
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	7,715,474	8,057,610
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	10,354,664	10,923,773
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2,
2.47%, 12/15/2020 (A)	10,000,000	10,003,270
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	11,000,000	11,247,522
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	7,334,911	7,384,617
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	1,797,767	1,797,771
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	2,441,416	2,447,886

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	$ 4,505,616	$ 4,568,720
Wellfleet CLO, Ltd.
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 3.32% (B), 04/20/2028 (A)	15,000,000	15,000,885

Total Asset-Backed Securities (Cost $501,256,697)		507,195,190

CORPORATE DEBT SECURITIES - 61.8%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.
2.50%, 11/23/2020	7,102,000	7,143,781
United Technologies Corp.
3.65%, 08/16/2023	9,427,000	10,032,410

		17,176,191

Airlines - 1.3%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	5,264,776	5,394,232
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	6,212,000	6,562,622
6.82%, 02/10/2024	3,475,575	3,786,618
Delta Air Lines, Inc.
3.80%, 04/19/2023	9,957,000	10,342,946
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	340,272	350,948
Southwest Airlines Co.
2.65%, 11/05/2020 (D)	9,964,000	10,019,746
US Airways Pass-Through Trust
3.95%, 05/15/2027	4,990,553	5,350,128

		41,807,240

Banks - 17.0%
ABN AMRO Bank NV
3.40%, 08/27/2021 (A)	15,000,000	15,375,270
AIB Group PLC
4.75%, 10/12/2023 (A)	8,438,000	9,162,763
Australia & New Zealand Banking Group, Ltd.
2.05%, 11/21/2022, MTN	15,000,000	15,143,723
Banco Santander SA
2.71%, 06/27/2024	8,400,000	8,632,907
3.85%, 04/12/2023	4,600,000	4,845,695
Bank of America Corp.
Fixed until 07/21/2020, 2.37% (B), 07/21/2021, MTN	9,888,000	9,917,683
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	7,542,000	7,768,507
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	8,000,000	8,191,290
Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022 (A)	15,456,000	15,576,589
BNP Paribas SA
5.00%, 01/15/2021	17,935,000	18,484,560
BPCE SA
2.38%, 01/14/2025 (A) (D)	8,000,000	8,064,447
2.75%, 12/02/2021, MTN	19,500,000	19,836,573
Canadian Imperial Bank of Commerce
Fixed until 07/22/2022, 2.61% (B), 07/22/2023	10,635,000	10,811,337
CIT Bank NA
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	6,927,000	6,978,953

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc.
4.13%, 03/09/2021	$ 600,000	$ 609,600
Citibank, NA
Fixed until 05/20/2021, 2.84% (B), 05/20/2022	11,000,000	11,147,749
Citigroup, Inc.
Fixed until 11/04/2021, 2.31% (B), 11/04/2022	9,909,000	9,976,138
2.70%, 03/30/2021	4,127,000	4,176,229
Commerzbank AG
8.13%, 09/19/2023 (A) (D)	8,000,000	9,403,437
Cooperatieve Rabobank UA
3.95%, 11/09/2022	10,100,000	10,608,175
Credit Agricole SA
2.38%, 01/22/2025 (A)	9,011,000	9,141,109
2.75%, 06/10/2020 (A)	8,109,000	8,134,786
Danske Bank A/S
Fixed until 09/20/2021, 3.00% (B), 09/20/2022 (A)	10,000,000	10,128,709
Discover Bank
7.00%, 04/15/2020	16,576,000	16,739,638
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	10,639,365
Fifth Third Bank
3.35%, 07/26/2021	8,848,000	9,052,284
First Horizon National Corp.
3.50%, 12/15/2020 (D)	8,160,000	8,261,332
First Niagara Financial Group, Inc.
7.25%, 12/15/2021	6,340,000	6,944,665
HSBC Holdings PLC
3.40%, 03/08/2021	15,300,000	15,572,511
Huntington Bancshares, Inc.
2.30%, 01/14/2022	13,724,000	13,856,358
ING Bank NV
5.80%, 09/25/2023 (A)	12,067,000	13,516,307
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A) (D)	11,000,000	11,237,423
JPMorgan Chase & Co.
Fixed until 12/05/2023, 4.02% (B), 12/05/2024	10,000,000	10,784,035
4.25%, 10/15/2020	6,865,000	6,985,844
JPMorgan Chase Bank NA
Fixed until 04/26/2020, 3.09% (B), 04/26/2021	10,000,000	10,030,440
MUFG Union Bank NA
3.15%, 04/01/2022	11,000,000	11,306,984
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	7,811,000	8,411,401
Regions Financial Corp.
2.75%, 08/14/2022	12,360,000	12,637,885
Royal Bank of Canada
3.70%, 10/05/2023, MTN	14,954,000	15,959,241
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	11,648,000	13,105,590
Santander Holdings USA, Inc.
2.65%, 04/17/2020	8,898,000	8,907,345
Santander UK PLC
5.00%, 11/07/2023 (A)	10,000,000	10,875,421
Truist Bank
2.80%, 05/17/2022	11,949,000	12,218,991
Truist Financial Corp.
2.15%, 02/01/2021, MTN	12,037,000	12,079,481
UniCredit SpA
6.57%, 01/14/2022 (A)	10,000,000	10,760,146
US Bancorp
2.40%, 07/30/2024	9,070,000	9,315,126

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
3.75%, 01/24/2024, MTN	$ 14,000,000	$ 14,952,035
Wells Fargo Bank NA
2.60%, 01/15/2021	19,494,000	19,660,217
Zions Bancorp NA
3.35%, 03/04/2022	5,582,000	5,737,057
3.50%, 08/27/2021	8,390,000	8,600,102

		540,263,453

Beverages - 2.2%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	10,120,000	10,877,617
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/2024	6,971,000	7,430,446
Constellation Brands, Inc.
2.65%, 11/07/2022	8,537,000	8,727,265
2.70%, 05/09/2022	5,441,000	5,534,703
Diageo Capital PLC
3.50%, 09/18/2023 (D)	9,800,000	10,406,084
PepsiCo, Inc.
3.10%, 07/17/2022	7,471,000	7,726,490
Pernod Ricard SA
4.45%, 01/15/2022 (A)	8,000,000	8,405,320
5.75%, 04/07/2021 (A)	9,466,000	9,907,285

		69,015,210

Biotechnology - 1.1%
AbbVie, Inc.
2.50%, 05/14/2020	6,351,000	6,358,778
2.60%, 11/21/2024 (A)	9,959,000	10,173,641
Amgen, Inc.
4.50%, 03/15/2020 (D)	13,653,000	13,693,142
Biogen, Inc.
2.90%, 09/15/2020	4,981,000	5,014,761

		35,240,322

Capital Markets - 4.3%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	7,986,000	8,186,809
5.30%, 03/15/2020	7,040,000	7,068,160
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	10,000,000	10,162,022
2.50%, 04/15/2021, MTN	10,123,000	10,224,399
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	10,259,296
Credit Suisse AG
6.50%, 08/08/2023 (A)	5,462,000	6,110,613
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	10,000,000	10,106,325
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	20,961,000	21,322,863
Morgan Stanley
2.75%, 05/19/2022	19,925,000	20,350,593
State Street Corp.
3.10%, 05/15/2023	11,076,000	11,546,118
UBS AG
2.20%, 06/08/2020 (A)	11,838,000	11,850,368
UBS Group AG
3.00%, 04/15/2021 (A)	9,354,000	9,497,937

		136,685,503

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.0%
Huntsman International LLC
5.13%, 11/15/2022	$ 6,972,000	$ 7,477,495
Mosaic Co.
3.75%, 11/15/2021	12,074,000	12,381,044
Syngenta Finance NV
4.44%, 04/24/2023 (A)	10,000,000	10,564,375

		30,422,914

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	5,000,000	5,005,072

Construction Materials - 0.4%
CRH America, Inc.
3.88%, 05/18/2025 (A)	10,000,000	10,863,808

Consumer Finance - 3.7%
Ally Financial, Inc.
3.88%, 05/21/2024	4,556,000	4,804,667
4.13%, 02/13/2022	8,145,000	8,440,256
8.00%, 03/15/2020	5,717,000	5,752,731
American Express Co.
2.20%, 10/30/2020	15,217,000	15,253,928
BMW US Capital LLC
3.40%, 08/13/2021 (A)	11,846,000	12,140,460
Capital One Bank USA NA
Fixed until 01/27/2022, 2.01% (B), 01/27/2023	11,306,000	11,342,295
Capital One Financial Corp.
2.40%, 10/30/2020	9,963,000	10,003,088
Daimler Finance North America LLC
3.40%, 02/22/2022 (A)	7,000,000	7,206,077
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	4,600,000	4,625,116
3.34%, 03/18/2021	8,000,000	8,091,078
General Motors Financial Co., Inc.
3.20%, 07/06/2021	3,115,000	3,163,862
3.55%, 07/08/2022	9,957,000	10,278,029
Springleaf Finance Corp.
8.25%, 12/15/2020	6,825,000	7,127,006
Volkswagen Group of America Finance LLC
2.70%, 09/26/2022 (A) (D)	10,000,000	10,168,081

		118,396,674

Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	3,035,000	3,072,937
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	7,063,826	7,080,073

		10,153,010

Diversified Consumer Services - 0.2%
Nationwide Building Society
Fixed until 03/08/2023, 3.77% (B), 03/08/2024 (A)	6,821,000	7,126,636

Diversified Financial Services - 2.2%
Aircastle, Ltd.
5.13%, 03/15/2021 (D)	7,967,000	8,236,273
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	5,506,000	5,572,545
7.13%, 10/15/2020 (A)	18,266,000	18,907,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Equitable Holdings Inc
3.90%, 04/20/2023	$ 12,251,000	$ 12,979,386
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,800,000	5,819,581
Protective Life Global Funding
2.70%, 11/25/2020 (A)	8,378,000	8,438,913
Voya Financial, Inc.
3.13%, 07/15/2024	9,332,000	9,778,204

		69,732,022

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.88%, 08/15/2021	15,201,000	15,685,627
British Telecommunications PLC
4.50%, 12/04/2023	5,000,000	5,449,738
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (A)	9,000,000	9,026,049
Verizon Communications, Inc.
3.50%, 11/01/2024	8,134,000	8,716,323

		38,877,737

Electric Utilities - 2.7%
American Electric Power Co., Inc.
2.95%, 12/15/2022	8,469,000	8,740,434
Appalachian Power Co.
4.60%, 03/30/2021	4,633,000	4,754,647
Berkshire Hathaway Energy Co.
2.38%, 01/15/2021	11,562,000	11,634,199
Duke Energy Corp.
3.05%, 08/15/2022	21,461,000	22,025,215
Entergy Corp.
4.00%, 07/15/2022	8,552,000	8,950,738
Evergy, Inc.
2.45%, 09/15/2024	11,565,000	11,764,318
Metropolitan Edison Co.
3.50%, 03/15/2023 (A)	5,566,000	5,815,166
Southern Co.
2.35%, 07/01/2021	12,232,000	12,320,877

		86,005,594

Equity Real Estate Investment Trusts - 2.0%
American Tower Corp.
3.00%, 06/15/2023	17,032,000	17,621,642
Crown Castle International Corp.
5.25%, 01/15/2023	7,556,000	8,263,888
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	4,603,000	4,669,467
Healthpeak Properties, Inc.
3.15%, 08/01/2022	14,125,000	14,512,252
Service Properties Trust
4.35%, 10/01/2024	7,598,000	8,002,621
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	8,370,000	9,134,764

		62,204,634

Food & Staples Retailing - 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC
3.50%, 02/15/2023 (A) (C)	3,984,000	4,054,437
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,754,002

		13,808,439

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.4%
Tyson Foods, Inc.
2.25%, 08/23/2021	$ 11,000,000	$ 11,082,921

Health Care Equipment & Supplies - 1.1%
Becton Dickinson and Co.
2.89%, 06/06/2022	13,942,000	14,263,337
3-Month LIBOR + 1.03%, 2.92% (B), 06/06/2022	2,726,000	2,746,980
DH Europe Finance II Sarl
2.05%, 11/15/2022	10,888,000	10,970,071
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	8,040,000	8,228,414

		36,208,802

Health Care Providers & Services - 2.5%
Anthem, Inc.
2.50%, 11/21/2020	8,464,000	8,511,842
Cigna Corp.
3-Month LIBOR + 0.89%, 2.72% (B), 07/15/2023	12,689,000	12,843,969
3.90%, 02/15/2022 (A)	9,465,000	9,837,567
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	15,070,478
2.63%, 08/15/2024 (D)	4,979,000	5,100,683
HCA, Inc.
5.00%, 03/15/2024	9,958,000	11,024,543
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	9,959,000	10,094,027
UnitedHealth Group, Inc.
3.50%, 02/15/2024	6,971,000	7,429,931

		79,913,040

Hotels, Restaurants & Leisure - 0.4%
GLP Capital, LP / GLP Financing II, Inc.
3.35%, 09/01/2024	4,479,000	4,636,258
Las Vegas Sands Corp.
3.20%, 08/08/2024	8,963,000	9,252,789

		13,889,047

Household Durables - 0.1%
DR Horton, Inc.
2.55%, 12/01/2020	4,029,000	4,052,110

Independent Power & Renewable Electricity Producers - 0.4%
Exelon Generation Co. LLC
4.00%, 10/01/2020	11,093,000	11,192,509

Industrial Conglomerates - 0.2%
General Electric Co.
3-Month LIBOR + 0.80%, 2.63% (B), 04/15/2020, MTN (D)	5,100,000	5,103,806

Insurance - 2.0%
Aon Corp.
2.20%, 11/15/2022	7,967,000	8,042,336
Athene Global Funding
3.00%, 07/01/2022 (A)	14,168,000	14,512,153
Chubb INA Holdings, Inc.
2.88%, 11/03/2022 (D)	13,275,000	13,670,633
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	8,785,000	9,607,450

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Jackson National Life Global Funding
3.30%, 02/01/2022 (A)	$ 9,000,000	$ 9,276,230
New York Life Global Funding
2.88%, 04/10/2024 (A) (D)	8,759,000	9,144,110

		64,252,912

Internet & Direct Marketing Retail - 0.3%
Expedia Group, Inc.
4.50%, 08/15/2024	9,959,000	10,793,206

IT Services - 0.4%
Fiserv, Inc.
2.75%, 07/01/2024	13,481,000	13,894,470

Machinery - 0.3%
Caterpillar Financial Services Corp.
1.90%, 09/06/2022, MTN	9,959,000	10,016,138

Media - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	7,500,000	7,575,000
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	17,240,000	17,341,730
Comcast Corp.
3.70%, 04/15/2024	10,863,000	11,687,349
CSC Holdings LLC
6.75%, 11/15/2021	8,655,000	9,293,479
Sky, Ltd.
3.13%, 11/26/2022 (A)	6,970,000	7,216,672
Time Warner Cable LLC
4.00%, 09/01/2021	5,256,000	5,392,454

		58,506,684

Metals & Mining - 0.2%
Glencore Funding LLC
3.00%, 10/27/2022 (A)	6,974,000	7,049,552

Multi-Utilities - 1.3%
Black Hills Corp.
4.25%, 11/30/2023	9,898,000	10,616,091
Dominion Energy, Inc.
2.58%, 07/01/2020	5,223,000	5,238,471
2.72% (E), 08/15/2021	7,100,000	7,174,647
DTE Energy Co.
2.53%, 10/01/2024	10,070,000	10,287,521
NiSource, Inc.
3.85%, 02/15/2023	7,343,000	7,698,424

		41,015,154

Oil, Gas & Consumable Fuels - 3.2%
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	8,935,000	10,043,589
Energy Transfer Operating, LP
4.15%, 10/01/2020	8,000,000	8,086,409
4.20%, 09/15/2023	4,980,000	5,288,652
Eni SpA
4.00%, 09/12/2023 (A)	8,629,000	9,192,627
MPLX, LP
3-Month LIBOR + 0.90%, 2.79% (B), 09/09/2021	7,897,000	7,926,004
4.88%, 12/01/2024	5,661,000	6,229,986
Occidental Petroleum Corp.
2.60%, 08/13/2021	13,935,000	14,080,207

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
4.65%, 10/15/2025	$ 5,976,000	$ 6,530,293
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	8,281,000	9,059,414
Total Capital International SA
2.22%, 07/12/2021	8,882,000	8,964,773
Western Midstream Operating, LP
3.10%, 02/01/2025	5,925,000	5,959,602
Williams Cos., Inc.
4.55%, 06/24/2024	7,966,000	8,700,285
YPF SA
8.50%, 03/23/2021 (A)	1,743,000	1,732,891

		101,794,732

Pharmaceuticals - 1.9%
AstraZeneca PLC
2.38%, 11/16/2020 - 06/12/2022	15,024,000	15,214,172
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	7,474,000	7,630,006
Bristol-Myers Squibb Co.
2.90%, 07/26/2024 (A)	8,515,000	8,889,590
Mylan NV
3.15%, 06/15/2021	14,281,000	14,507,439
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/2021	14,535,000	15,070,031

		61,311,238

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	8,195,000	8,417,877

Road & Rail - 0.8%
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022 (A)	12,397,000	12,766,183
Canadian Pacific Railway Co.
9.45%, 08/01/2021	7,000,000	7,762,026
Union Pacific Corp.
3.50%, 06/08/2023	4,457,000	4,706,858

		25,235,067

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc.
3.13%, 04/15/2021 (A)	11,904,000	12,075,339
KLA Corp.
4.65%, 11/01/2024	8,678,000	9,704,808
QUALCOMM, Inc.
2.60%, 01/30/2023 (D)	5,815,000	5,958,162

		27,738,309

Software - 0.5%
Oracle Corp.
3.88%, 07/15/2020	14,812,000	14,955,750

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (A)	5,361,000	5,524,494
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.68%, 2.57% (B), 03/12/2021 (D)	6,896,000	6,928,666
3.50%, 10/05/2021	7,170,000	7,364,027

		19,817,187

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.9%
Air Lease Corp.
2.25%, 01/15/2023	$ 5,548,000	$ 5,595,806
International Lease Finance Corp.
8.25%, 12/15/2020	21,682,000	22,854,284

		28,450,090

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	7,966,000	8,407,009

Wireless Telecommunication Services - 0.3%
Vodafone Group PLC
3.75%, 01/16/2024	8,355,000	8,910,036

Total Corporate Debt Securities (Cost $1,923,147,656)		1,964,792,105

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,175,000	2,300,062

Total Foreign Government Obligation (Cost $2,165,162)		2,300,062

LOAN ASSIGNMENT - 0.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.09% (B), 11/14/2022	13,030,226	12,989,506

Total Loan Assignment (Cost $13,002,259)		12,989,506

MORTGAGE-BACKED SECURITIES - 19.7%
20 Times Square Trust
Series 2018-20TS, Class C,
3.20% (B), 05/15/2035 (A)	10,900,000	11,173,313
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 2.93% (B), 09/15/2034 (A)	17,040,000	17,045,165
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	7,980,276	8,080,938
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 3.08% (B), 04/15/2035 (A)	17,440,000	17,429,365
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 3.78% (B), 04/15/2035 (A)	10,520,000	10,523,225
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 3.48% (B), 09/15/2032 (A)	5,000,000	5,009,534
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 2.88% (B), 08/15/2036 (A)	14,890,000	14,852,471

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust (continued)
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.38% (B), 08/15/2036 (A)	$ 15,000,000	$ 15,018,580
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 2.80% (B), 03/15/2037 (A)	17,415,000	17,371,222
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.11% (B), 03/15/2037 (A)	15,000,000	15,099,127
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 3.58% (B), 07/15/2035 (A)	14,900,000	14,899,803
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 3.13% (B), 10/15/2036 (A)	14,100,000	14,156,596
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.08% (B), 07/15/2034 (A)	15,300,000	15,309,394
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.08% (B), 07/15/2034 (A)	5,403,565	5,403,488
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 2.90% (B), 05/15/2035 (A)	5,480,000	5,478,275
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 3.45% (B), 05/15/2035 (A)	4,250,000	4,257,930
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 3.68% (B), 11/15/2034 (A)	11,825,000	11,761,421
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 3.43% (B), 12/15/2037 (A)	9,760,000	9,797,095
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	4,319,000	4,374,261
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,619,000	3,684,259
Series 2016-HEAT, Class D,
5.67% (B), 04/10/2029 (A)	7,290,000	7,429,496
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 3.43% (B), 07/15/2030 (A)	10,000,000	9,990,063
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 3.93% (B), 11/15/2036 (A)	17,400,000	17,421,642
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	3,188,995	3,311,241
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	8,775,965	8,942,886

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Colony Mortgage Capital, Ltd.
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 3.35% (B), 11/15/2038 (A)	$ 11,900,000	$ 11,833,148
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 2.98% (B), 12/15/2031 (A)	15,390,000	15,389,975
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 2.53% (B), 06/15/2034 (A)	12,500,000	12,480,419
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 2.68% (B), 06/15/2034 (A)	2,500,000	2,496,086
DBWF Mortgage Trust
Series 2018-GLKS, Class D,
1-Month LIBOR + 2.40%, 4.06% (B), 11/19/2035 (A)	10,000,000	10,031,196
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
4.10%, 12/10/2036 (A)	14,900,000	15,429,978
GPT Mortgage Trust
Series 2018-GPP, Class D,
1-Month LIBOR + 1.85%, 3.53% (B), 06/15/2035 (A)	2,885,585	2,856,892
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 3.31% (B), 12/15/2036 (A)	9,960,000	9,963,080
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	4,471,892	4,472,747
Series 2019-SOHO, Class D,
1-Month LIBOR + 1.60%, 3.28% (B), 06/15/2036 (A)	7,500,000	7,481,124
Hilton Orlando Trust
Series 2018-ORL, Class C,
1-Month LIBOR + 1.30%, 2.98% (B), 12/15/2034 (A)	14,000,000	13,999,663
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 3.28% (B), 11/15/2036 (A)	8,103,703	8,111,330
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	10,000,000	8,813,662
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-1A, Class A,
1-Month LIBOR + 0.25%, 2.04% (B), 02/25/2030 (A)	633,729	629,290
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.70%, 3.44% (B), 11/15/2036 (A)	10,730,000	10,736,429

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	$ 11,146,547	$ 11,374,218
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 3.88% (B), 11/15/2034 (A)	15,700,000	15,709,633
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.08% (B), 07/15/2035 (A)	10,850,000	10,849,964
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 3.78% (B), 05/15/2036 (A)	6,720,000	6,705,490
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 2.98% (B), 12/15/2036 (A)	7,000,000	6,989,644
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.18% (B), 12/15/2036 (A)	5,200,000	5,195,594
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	4,432,489	4,286,378
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.08% (B), 08/15/2034 (A)	8,024,479	8,024,406
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 2.86% (B), 10/15/2037 (A)	11,780,000	11,779,995
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 3.33% (B), 10/15/2037 (A)	8,820,000	8,842,039
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	2,066,926	2,165,802
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,530,656	2,649,574
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	4,379,293	4,573,457
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	7,755,505	8,156,552
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	5,246,020	5,552,310
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 3.16% (B), 06/25/2057 (A)	5,818,772	5,908,246
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	4,804,062	5,026,180
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	7,745,671	8,194,452
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	5,503,036	5,708,640
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	10,069,420	10,630,424
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	8,610,617	9,000,775
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	9,930,714	10,301,564
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	13,283,469	13,678,526
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	9,350,944	9,621,812

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 1.95% (B), 12/20/2036 (A)	$ 5,568,403	$ 5,553,017
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.06% (B), 11/11/2034 (A)	12,151,204	12,158,495
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	14,424,158	14,820,562

Total Mortgage-Backed Securities (Cost $623,279,051)		626,003,558

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 4.02% (B), 08/01/2037	324,337	342,920

Total U.S. Government Agency Obligation (Cost $328,885)		342,920

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (G)	16,678,833	16,678,833

Total Other Investment Company (Cost $16,678,833)		16,678,833

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 0.85% (G), dated 01/31/2020, to be repurchased at $40,126,102 on 02/03/2020. Collateralized by U.S. Government Obligations, 1.13% - 3.00%, due 01/15/2021 - 11/15/2045, and with a total value of $40,926,149.	$ 40,123,260	40,123,260

Total Repurchase Agreement (Cost $40,123,260)		40,123,260

Total Investments (Cost $3,119,981,803)		3,170,425,434
Net Other Assets (Liabilities) - 0.2%		6,431,385

Net Assets - 100.0%		$ 3,176,856,819

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$507,195,190	$—	$507,195,190
Corporate Debt Securities	—	1,964,792,105	—	1,964,792,105
Foreign Government Obligation	—	2,300,062	—	2,300,062
Loan Assignment	—	12,989,506	—	12,989,506
Mortgage-Backed Securities	—	626,003,558	—	626,003,558
U.S. Government Agency Obligation	—	342,920	—	342,920
Other Investment Company	16,678,833	—	—	16,678,833
Repurchase Agreement	—	40,123,260	—	40,123,260

Total Investments	$16,678,833	$3,153,746,601	$—	$3,170,425,434

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $1,566,888,423, representing 49.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,331,031. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2020; the maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at January 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 0.4%
AAR Corp.	10,650	$ 453,477

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (A)	17,900	400,065
Echo Global Logistics, Inc. (A)	21,650	419,577
Hub Group, Inc., Class A (A)	9,250	489,047

		1,308,689

Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (A)	48,310	446,384

Banks - 8.8%
1st Source Corp.	5,445	256,950
Bancorp, Inc. (A)	32,990	390,272
Bank of NT Butterfield & Son, Ltd.	13,485	447,972
Bank OZK	16,710	454,178
Boston Private Financial Holdings, Inc.	41,320	471,048
Cadence BanCorp	28,285	442,095
Cathay General Bancorp	12,870	464,092
CIT Group, Inc.	10,450	477,670
Community Trust Bancorp, Inc.	4,530	198,188
Customers Bancorp, Inc. (A)	20,430	436,793
Eagle Bancorp, Inc.	10,450	456,665
First Financial Corp.	4,715	196,757
First Merchants Corp.	12,155	483,161
Franklin Financial Network, Inc.	7,960	293,485
Great Southern Bancorp, Inc.	3,330	189,510
Heritage Commerce Corp.	33,440	387,904
Hilltop Holdings, Inc.	18,885	427,556
Home BancShares, Inc.	23,500	449,320
Hope Bancorp, Inc.	32,250	448,436
Independent Bank Corp.	12,530	267,891
Peapack Gladstone Financial Corp.	6,915	202,125
Preferred Bank	7,470	449,022
QCR Holdings, Inc.	6,460	265,506
Sandy Spring Bancorp, Inc.	12,735	443,178
Sterling Bancorp	23,370	467,400
Synovus Financial Corp.	13,130	459,813
TriCo Bancshares	8,860	322,504
United Community Banks, Inc.	15,600	435,552
Western Alliance Bancorp	8,405	464,208

		11,149,251

Biotechnology - 3.1%
Anika Therapeutics, Inc. (A)	10,580	434,944
Arena Pharmaceuticals, Inc. (A)	9,775	446,620
Eagle Pharmaceuticals, Inc. (A)	8,040	432,713
Enanta Pharmaceuticals, Inc. (A)	8,370	431,390
Jounce Therapeutics, Inc. (A)	70,055	440,646
Ligand Pharmaceuticals, Inc. (A)	5,385	472,857
Myriad Genetics, Inc. (A)	16,975	469,358
PDL BioPharma, Inc. (A)	118,075	388,467
Vanda Pharmaceuticals, Inc. (A)	32,250	411,187

		3,928,182

Building Products - 0.7%
Builders FirstSource, Inc. (A)	17,905	443,954
Quanex Building Products Corp.	27,575	488,629

		932,583

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.8%
Cowen, Inc., Class A (A)	25,505	$ 409,865
Janus Henderson Group PLC	19,490	492,512
Legg Mason, Inc.	12,945	506,797
Virtus Investment Partners, Inc.	4,090	503,193
Waddell & Reed Financial, Inc., Class A	26,655	425,947

		2,338,314

Chemicals - 0.9%
Kraton Corp. (A)	20,145	331,385
Minerals Technologies, Inc.	8,675	469,578
Trinseo SA	12,830	368,478

		1,169,441

Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	12,515	477,322
ACCO Brands Corp.	49,145	424,613
Deluxe Corp.	9,315	448,983
Herman Miller, Inc.	11,810	456,457
HNI Corp.	12,630	454,301
KAR Auction Services, Inc.	22,900	481,358
Matthews International Corp., Class A	12,850	479,562
Pitney Bowes, Inc.	118,200	442,068
R.R. Donnelley & Sons Co.	108,886	261,326
Steelcase, Inc., Class A	25,865	481,348

		4,407,338

Communications Equipment - 0.9%
Comtech Telecommunications Corp.	13,795	398,814
NetScout Systems, Inc. (A)	19,500	501,345
Sierra Wireless, Inc. (A)	27,170	261,647

		1,161,806

Construction & Engineering - 2.2%
AECOM (A)	9,790	472,172
Aegion Corp. (A)	12,525	261,773
EMCOR Group, Inc.	5,515	453,168
Great Lakes Dredge & Dock Corp. (A)	43,130	451,571
MasTec, Inc. (A)	7,830	452,182
Sterling Construction Co., Inc. (A)	18,835	248,151
Tutor Perini Corp. (A)	43,025	484,461

		2,823,478

Consumer Finance - 1.4%
Encore Capital Group, Inc. (A)	13,950	473,603
EZCORP, Inc., Class A (A)	54,070	336,315
Navient Corp.	33,255	478,207
OneMain Holdings, Inc.	10,765	456,113

		1,744,238

Containers & Packaging - 0.3%
Myers Industries, Inc.	20,345	329,182

Diversified Consumer Services - 0.9%
American Public Education, Inc. (A)	9,815	233,891
K12, Inc. (A)	23,247	375,207
Perdoceo Education Corp. (A)	27,700	492,506

		1,101,604

Electric Utilities - 1.2%
Hawaiian Electric Industries, Inc.	10,120	494,969

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
IDACORP, Inc.	4,415	$ 495,319
Portland General Electric Co.	8,140	500,610

		1,490,898

Electrical Equipment - 0.7%
Powell Industries, Inc.	10,435	430,652
Regal Beloit Corp.	5,850	458,991

		889,643

Electronic Equipment, Instruments & Components - 4.0%
Avnet, Inc.	11,695	426,750
Badger Meter, Inc.	7,745	457,420
Benchmark Electronics, Inc.	13,435	413,529
Celestica, Inc. (A)	38,880	351,475
Fabrinet (A)	7,340	462,714
Hollysys Automation Technologies, Ltd.	22,315	332,717
Methode Electronics, Inc.	12,525	410,194
OSI Systems, Inc. (A)	4,980	430,969
PC Connection, Inc.	9,840	490,426
Sanmina Corp. (A)	14,035	446,874
TTM Technologies, Inc. (A)	31,240	449,544
Vishay Intertechnology, Inc.	22,295	452,365

		5,124,977

Energy Equipment & Services - 0.9%
Helix Energy Solutions Group, Inc. (A)	50,890	424,422
Matrix Service Co. (A)	19,315	388,618
Nabors Industries, Ltd.	184,600	382,122

		1,195,162

Equity Real Estate Investment Trusts - 5.2%
Apple Hospitality, Inc.	30,210	453,754
Ashford Hospitality Trust, Inc.	76,115	187,243
Brixmor Property Group, Inc.	21,600	431,136
Chatham Lodging Trust	26,990	441,287
DiamondRock Hospitality Co.	45,490	439,888
Diversified Healthcare Trust REIT	61,655	475,977
Hersha Hospitality Trust	32,905	426,778
Industrial Logistics Properties Trust	21,945	502,321
Macerich Co.	17,540	391,317
Office Properties Income Trust	14,383	489,453
Retail Value, Inc.	11,660	383,264
RLJ Lodging Trust	26,555	413,196
Service Properties Trust	20,190	435,700
SITE Centers Corp.	33,450	425,150
Summit Hotel Properties, Inc.	36,940	409,665
Whitestone, REIT	25,150	329,465

		6,635,594

Food & Staples Retailing - 0.8%
Natural Grocers by Vitamin Cottage, Inc.	20,510	185,616
SpartanNash Co.	32,845	400,052
Sprouts Farmers Market, Inc. (A)	27,570	430,919

		1,016,587

Food Products - 0.4%
TreeHouse Foods, Inc. (A)	10,305	459,603

Gas Utilities - 0.3%
National Fuel Gas Co.	9,980	431,036

Health Care Equipment & Supplies - 3.1%
AngioDynamics, Inc. (A)	30,660	422,188
Haemonetics Corp. (A)	3,820	410,230

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc.	4,245	$ 452,050
Integer Holdings Corp. (A)	5,475	467,565
Meridian Bioscience, Inc.	43,465	427,696
Natus Medical, Inc. (A)	15,115	472,948
NuVasive, Inc. (A)	6,565	506,293
OraSure Technologies, Inc. (A)	51,195	360,925
Orthofix Medical, Inc. (A)	10,290	445,145

		3,965,040

Health Care Providers & Services - 7.4%
Acadia Healthcare Co., Inc. (A)	13,885	446,125
Amedisys, Inc. (A)	2,875	507,409
AMN Healthcare Services, Inc. (A)	7,215	486,147
Brookdale Senior Living, Inc. (A)	62,780	413,720
Chemed Corp.	1,017	474,980
Cross Country Healthcare, Inc. (A)	19,630	194,337
Encompass Health Corp.	6,080	468,342
Ensign Group, Inc.	11,045	499,234
Magellan Health, Inc. (A)	6,325	463,053
MEDNAX, Inc. (A)	18,670	430,717
Molina Healthcare, Inc. (A)	3,460	425,476
National HealthCare Corp.	5,610	470,791
Owens & Minor, Inc.	74,530	466,558
Patterson Cos., Inc.	20,870	459,349
Premier, Inc., Class A (A)	12,720	442,274
Providence Service Corp. (A)	7,370	477,944
Select Medical Holdings Corp. (A)	20,855	476,328
Tenet Healthcare Corp. (A)	12,915	408,631
Tivity Health, Inc. (A)	19,415	420,238
Triple-S Management Corp., Class B (A)	25,375	447,107
US Physical Therapy, Inc.	4,120	482,617

		9,361,377

Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc. (A)	47,360	406,349
Computer Programs & Systems, Inc.	12,645	328,770
HealthStream, Inc. (A)	17,565	448,786
HMS Holdings Corp. (A)	16,990	464,167
NextGen Healthcare, Inc. (A)	31,105	431,115

		2,079,187

Hotels, Restaurants & Leisure - 0.4%
Red Robin Gourmet Burgers, Inc. (A)	14,050	461,823

Household Durables - 0.7%
Ethan Allen Interiors, Inc.	27,085	437,423
Universal Electronics, Inc. (A)	9,260	458,648

		896,071

Household Products - 1.0%
Central Garden & Pet Co. (A)	8,425	271,369
Central Garden & Pet Co., Class A (A)	15,865	475,316
Spectrum Brands Holdings, Inc.	8,105	497,728

		1,244,413

Independent Power & Renewable Electricity Producers - 0.4%
Atlantica Yield PLC	17,815	511,736

Insurance - 1.5%
Brighthouse Financial, Inc. (A)	12,030	467,967
CNO Financial Group, Inc.	26,805	471,500
Horace Mann Educators Corp.	10,775	463,433
Mercury General Corp.	9,580	470,282

		1,873,182

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 1.1%
Meet Group, Inc. (A)	90,345	$ 481,539
TripAdvisor, Inc.	16,500	450,780
Yelp, Inc. (A)	14,400	469,440

		1,401,759

Internet & Direct Marketing Retail - 0.7%
Qurate Retail, Inc., Series A (A)	55,445	472,946
Shutterstock, Inc. (A)	10,765	466,447

		939,393

IT Services - 2.9%
Alliance Data Systems Corp.	4,520	464,611
Cardtronics PLC, Class A (A)	10,385	467,325
CSG Systems International, Inc.	9,550	475,781
KBR, Inc.	17,720	481,984
MAXIMUS, Inc.	6,150	441,262
NIC, Inc.	20,210	398,743
Perficient, Inc. (A)	9,800	487,060
Sykes Enterprises, Inc. (A)	12,518	420,480

		3,637,246

Life Sciences Tools & Services - 1.8%
Bruker Corp.	9,025	446,467
Charles River Laboratories International, Inc. (A)	3,045	470,696
ICON PLC (A)	2,780	468,763
Medpace Holdings, Inc. (A)	5,320	455,126
Syneos Health, Inc. (A)	7,610	466,950

		2,308,002

Machinery - 1.3%
AGCO Corp.	6,585	461,872
Columbus McKinnon Corp.	12,645	442,449
Lydall, Inc. (A)	12,410	253,660
Wabash National Corp.	38,455	446,078

		1,604,059

Marine - 0.3%
Costamare, Inc.	46,955	372,353

Media - 1.3%
AMC Networks, Inc., Class A (A)	11,330	414,565
MSG Networks, Inc., Class A (A)	29,405	447,250
National CineMedia, Inc.	44,595	329,111
News Corp., Class A	35,745	486,847

		1,677,773

Metals & Mining - 2.5%
Eldorado Gold Corp. (A)	67,375	490,490
Haynes International, Inc.	12,000	321,720
Kaiser Aluminum Corp.	4,520	452,678
Materion Corp.	7,860	426,798
SunCoke Energy, Inc.	87,355	513,648
Warrior Met Coal, Inc.	22,100	416,806
Yamana Gold, Inc.	139,690	568,538

		3,190,678

Mortgage Real Estate Investment Trusts - 0.6%
Exantas Capital Corp.	23,225	280,558
Western Asset Mortgage Capital Corp.	46,345	491,720

		772,278

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.8%
MDU Resources Group, Inc.	15,735	$ 465,913
NorthWestern Corp.	6,575	506,078

		971,991

Multiline Retail - 0.4%
Macy’s, Inc.	30,480	486,156

Oil, Gas & Consumable Fuels - 5.2%
Arch Coal, Inc., Class A	7,670	395,235
Baytex Energy Corp. (A)	307,920	341,791
Consol Energy, Inc. (A)	45,960	373,655
Crescent Point Energy Corp.	128,255	421,959
CVR Energy, Inc.	12,865	445,258
Enerplus Corp.	79,710	406,521
Gulfport Energy Corp. (A)	284,605	441,138
Laredo Petroleum, Inc. (A)	213,855	367,831
Montage Resources Corp. (A) (B)	98,480	359,452
Murphy Oil Corp.	19,100	400,336
Oasis Petroleum, Inc. (A)	170,050	382,613
Peabody Energy Corp.	60,275	407,459
Range Resources Corp.	130,280	390,840
Southwestern Energy Co. (A) (B)	282,960	444,247
Teekay Corp.	86,565	308,171
Tsakos Energy Navigation, Ltd.	93,300	289,230
World Fuel Services Corp.	11,870	464,354

		6,640,090

Paper & Forest Products - 1.6%
Boise Cascade Co.	12,530	453,586
Domtar Corp.	12,545	436,817
P.H. Glatfelter Co.	25,445	424,931
Resolute Forest Products, Inc. (A)	62,865	219,399
Schweitzer-Mauduit International, Inc.	13,000	455,390

		1,990,123

Personal Products - 1.0%
Edgewell Personal Care Co. (A)	17,180	443,588
Nu Skin Enterprises, Inc., Class A	12,420	404,768
USANA Health Sciences, Inc. (A)	6,245	385,316

		1,233,672

Pharmaceuticals - 4.3%
Amneal Pharmaceuticals, Inc. (A)	94,530	424,440
ANI Pharmaceuticals, Inc. (A)	7,760	481,120
Bausch Health Cos., Inc. (A)	16,420	450,401
Corcept Therapeutics, Inc. (A)	35,190	445,857
Endo International PLC (A)	74,830	424,286
Horizon Therapeutics PLC (A)	12,910	445,266
Innoviva, Inc. (A)	35,720	493,115
Lannett Co., Inc. (A)	53,730	437,362
Pacira BioSciences, Inc. (A)	11,100	479,742
Prestige Consumer Healthcare, Inc. (A)	11,645	472,321
Supernus Pharmaceuticals, Inc. (A)	21,160	483,929
Taro Pharmaceutical Industries, Ltd. (A)	5,675	457,802

		5,495,641

Professional Services - 1.6%
Heidrick & Struggles International, Inc.	13,105	372,444
Kelly Services, Inc., Class A	18,645	331,135
Kforce, Inc.	12,350	457,568

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
ManpowerGroup, Inc.	5,115	$ 467,971
TrueBlue, Inc. (A)	20,365	446,197

		2,075,315

Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	48,835	517,163

Road & Rail - 0.6%
ArcBest Corp.	17,226	384,312
Landstar System, Inc.	3,970	439,678

		823,990

Semiconductors & Semiconductor Equipment - 2.0%
Amkor Technology, Inc. (A)	36,590	411,637
Cirrus Logic, Inc. (A)	5,860	450,107
Diodes, Inc. (A)	8,260	426,546
NeoPhotonics Corp. (A)	56,895	434,109
Synaptics, Inc. (A)	6,690	446,156
Xperi Corp.	25,140	404,503

		2,573,058

Software - 1.3%
CommVault Systems, Inc. (A)	10,025	451,326
Nuance Communications, Inc. (A)	24,435	462,310
Synchronoss Technologies, Inc. (A)	70,850	387,195
TiVo Corp.	57,400	417,872

		1,718,703

Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	22,750	327,600
AutoNation, Inc. (A)	7,620	323,393
Buckle, Inc.	12,995	317,208
Cato Corp., Class A	18,795	301,472
Chico’s FAS, Inc.	91,605	356,343
Express, Inc. (A)	81,400	326,414
Foot Locker, Inc.	8,145	309,266
Genesco, Inc. (A)	7,930	311,807
Group 1 Automotive, Inc.	3,600	362,772
Haverty Furniture Cos., Inc.	13,375	269,239
Hibbett Sports, Inc. (A)	13,090	324,370
Lithia Motors, Inc., Class A	2,130	288,913
Michaels Cos., Inc. (A)	53,270	262,621
Office Depot, Inc.	135,590	301,010
Rent-A-Center, Inc.	11,380	331,499
Sally Beauty Holdings, Inc. (A) (B)	19,520	299,632
Signet Jewelers, Ltd.	12,215	296,947
Tilly’s, Inc., Class A	40,340	342,890
Zumiez, Inc. (A)	10,735	334,610

		5,988,006

Technology Hardware, Storage & Peripherals - 1.1%
Diebold Nixdorf, Inc. (A)	46,000	529,460
NCR Corp. (A)	14,325	483,039
Stratasys, Ltd. (A)	21,990	395,380

		1,407,879

Textiles, Apparel & Luxury Goods - 1.0%
Fossil Group, Inc. (A)	59,180	398,281
Ralph Lauren Corp.	4,200	476,700
Steven Madden, Ltd.	10,885	419,726

		1,294,707

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 1.4%
Flagstar Bancorp, Inc.	12,805	$ 451,248
MGIC Investment Corp.	33,960	468,308
Radian Group, Inc.	18,210	445,963
Washington Federal, Inc.	13,150	447,100

		1,812,619

Trading Companies & Distributors - 2.0%
BMC Stock Holdings, Inc. (A)	16,635	485,493
Foundation Building Materials, Inc. (A)	25,120	447,890
NOW, Inc. (A)	41,290	413,313
Triton International, Ltd.	12,460	467,873
Veritiv Corp. (A)	18,530	260,902
WESCO International, Inc. (A)	8,825	427,218

		2,502,689

Total Common Stocks (Cost $127,580,269)		124,365,639

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	773,473	773,473

Total Other Investment Company (Cost $773,473)		773,473

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $3,939,897 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2021, and with a value of $4,022,692.	$ 3,939,618	3,939,618

Total Repurchase Agreement (Cost $3,939,618)		3,939,618

Total Investments (Cost $132,293,360)		129,078,730
Net Other Assets (Liabilities) - (1.4)%		(1,825,597)

Net Assets - 100.0%		$ 127,253,133

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$124,365,639	$—	$—	$124,365,639
Other Investment Company	773,473	—	—	773,473
Repurchase Agreement	—	3,939,618	—	3,939,618

Total Investments	$125,139,112	$3,939,618	$—	$129,078,730

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $722,922. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 4.9%
Axon Enterprise, Inc. (A) (B)	34,290	$ 2,633,815
Kratos Defense & Security Solutions, Inc. (A)	153,466	2,814,566
Mercury Systems, Inc. (A)	33,381	2,561,992

		8,010,373

Banks - 3.4%
Banc of California, Inc.	171,211	2,732,528
CenterState Bank Corp.	124,940	2,818,646

		5,551,174

Building Products - 1.5%
Armstrong World Industries, Inc.	24,669	2,475,041

Chemicals - 1.4%
Quaker Chemical Corp. (B)	13,925	2,311,829

Consumer Finance - 1.7%
LendingTree, Inc. (A) (B)	8,909	2,772,481

Diversified Consumer Services - 2.5%
Chegg, Inc. (A)	98,777	4,072,576

Diversified Telecommunication Services - 1.3%
Cogent Communications Holdings, Inc.	28,754	2,039,521

Electronic Equipment, Instruments & Components - 0.9%
nLight, Inc. (A)	80,742	1,418,637

Energy Equipment & Services - 0.9%
Select Energy Services, Inc., Class A (A)	218,970	1,524,031

Food Products - 3.5%
Calavo Growers, Inc.	17,945	1,374,766
J&J Snack Foods Corp.	26,502	4,395,092

		5,769,858

Health Care Equipment & Supplies - 11.0%
CONMED Corp.	24,449	2,485,974
Heska Corp. (A)	20,675	2,071,428
Integer Holdings Corp. (A)	31,400	2,681,560
LeMaitre Vascular, Inc.	78,375	2,820,324
Mesa Laboratories, Inc.	17,372	4,559,108
Neogen Corp. (A)	47,495	3,194,989

		17,813,383

Health Care Providers & Services - 2.2%
BioTelemetry, Inc. (A)	71,915	3,518,082

Health Care Technology - 2.5%
Tabula Rasa HealthCare, Inc. (A) (B)	70,533	4,095,851

Hotels, Restaurants & Leisure - 1.0%
BJ’s Restaurants, Inc.	41,961	1,669,209

Household Durables - 4.2%
Skyline Champion Corp. (A)	160,825	4,623,719
TopBuild Corp. (A)	18,912	2,165,613

		6,789,332

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.1%
Goosehead Insurance, Inc., Class A (B)	34,967	$ 1,824,578

IT Services - 14.1%
Endava PLC, ADR (A) (B)	52,995	2,446,779
Evo Payments, Inc., Class A (A)	158,194	4,383,556
I3 Verticals, Inc., Class A (A)	82,630	2,668,122
MAXIMUS, Inc.	68,456	4,911,718
WNS Holdings, Ltd., ADR (A)	118,519	8,457,516

		22,867,691

Life Sciences Tools & Services - 11.2%
Medpace Holdings, Inc. (A)	50,074	4,283,831
NeoGenomics, Inc. (A)	91,680	2,954,846
PRA Health Sciences, Inc. (A)	48,530	4,916,574
Repligen Corp. (A)	59,948	6,018,180

		18,173,431

Personal Products - 3.2%
Inter Parfums, Inc.	75,909	5,246,071

Road & Rail - 2.1%
Marten Transport, Ltd.	89,104	1,849,799
Saia, Inc. (A)	17,950	1,563,445

		3,413,244

Semiconductors & Semiconductor Equipment - 2.6%
Cabot Microelectronics Corp.	12,172	1,771,148
Silicon Laboratories, Inc. (A)	24,204	2,379,495

		4,150,643

Software - 15.1%
Appfolio, Inc., Class A (A)	18,483	2,429,406
Box, Inc., Class A (A)	123,748	1,859,932
Mimecast, Ltd. (A)	80,724	4,119,346
Pegasystems, Inc.	85,744	7,391,990
Qualys, Inc. (A)	52,510	4,502,207
Workiva, Inc. (A)	94,197	4,285,022

		24,587,903

Textiles, Apparel & Luxury Goods - 1.3%
Steven Madden, Ltd.	56,588	2,182,033

Trading Companies & Distributors - 2.2%
SiteOne Landscape Supply, Inc. (A)	36,930	3,565,591

Total Common Stocks (Cost $115,759,420)		155,842,563

OTHER INVESTMENT COMPANY - 6.7%
Securities Lending Collateral - 6.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	10,929,487	10,929,487

Total Other Investment Company (Cost $10,929,487)		10,929,487

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 4.4%

Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $7,174,858 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $7,319,534.

	$ 7,174,350	$ 7,174,350

Total Repurchase Agreement (Cost $7,174,350)		7,174,350

Total Investments (Cost $133,863,257)		173,946,400
Net Other Assets (Liabilities) - (6.9)%		(11,301,927)

Net Assets - 100.0%		$ 162,644,473

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$155,842,563	$—	$—	$155,842,563
Other Investment Company	10,929,487	—	—	10,929,487
Repurchase Agreement	—	7,174,350	—	7,174,350

Total Investments	$166,772,050	$7,174,350	$—	$173,946,400

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,710,140. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Auto Components - 2.3%
Stoneridge, Inc. (A)	39,517	$ 1,100,944
Visteon Corp. (A)	15,098	1,204,971

		2,305,915

Automobiles - 1.4%
Winnebago Industries, Inc.	26,180	1,433,617

Banks - 17.3%
Amalgamated Bank, Class A	46,362	799,281
Ameris Bancorp	26,165	1,051,572
Associated Banc-Corp.	47,228	941,254
CenterState Bank Corp.	15,529	350,334
ConnectOne Bancorp, Inc.	43,697	1,031,686
Enterprise Financial Services Corp.	23,294	1,013,522
FB Financial Corp.	20,205	720,308
First Bancorp	27,686	982,299
First Interstate BancSystem, Inc., Class A	25,563	984,176
First Midwest Bancorp, Inc.	48,532	967,728
Hancock Whitney Corp.	24,766	984,201
Independent Bank Group, Inc.	4,407	235,863
Pacific Premier Bancorp, Inc.	33,904	1,010,339
Renasant Corp.	28,840	920,861
Simmons First National Corp., Class A	38,729	928,722
Umpqua Holdings Corp.	60,729	1,026,320
Valley National Bancorp	100,136	1,054,432
Veritex Holdings, Inc.	43,900	1,243,248
WesBanco, Inc.	31,694	1,049,705

		17,295,851

Biotechnology - 1.2%
Coherus Biosciences, Inc. (A) (B)	64,441	1,162,516

Chemicals - 1.6%
Livent Corp. (A) (B)	105,530	993,037
Olin Corp.	40,176	597,417

		1,590,454

Commercial Services & Supplies - 2.9%
BrightView Holdings, Inc. (A)	54,616	862,933
Covanta Holding Corp.	71,620	1,072,867
Interface, Inc.	60,973	980,446

		2,916,246

Communications Equipment - 1.1%
Casa Systems, Inc. (A)	114,342	458,512
Plantronics, Inc. (B)	22,406	643,500

		1,102,012

Construction & Engineering - 3.0%
MasTec, Inc. (A)	32,853	1,897,261
Tutor Perini Corp. (A)	101,184	1,139,332

		3,036,593

Consumer Finance - 2.5%
Encore Capital Group, Inc. (A)	35,731	1,213,067
PRA Group, Inc. (A)	36,552	1,292,479

		2,505,546

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	79,263	$ 1,238,881

Electric Utilities - 1.8%
PNM Resources, Inc.	25,883	1,403,635
Spark Energy, Inc., Class A (B)	46,774	443,885

		1,847,520

Electronic Equipment, Instruments & Components - 0.8%
Sanmina Corp. (A)	24,622	783,964

Energy Equipment & Services - 2.7%
Cactus, Inc., Class A	21,357	615,509
NexTier Oilfield Solutions, Inc. (A)	117,313	604,162
Select Energy Services, Inc., Class A (A)	109,033	758,870
Solaris Oilfield Infrastructure, Inc., Class A (B)	62,371	719,137

		2,697,678

Entertainment - 2.9%
AMC Entertainment Holdings, Inc., Class A (B)	142,107	926,537
IMAX Corp. (A)	52,359	866,018
Lions Gate Entertainment Corp., Class B (A)	117,145	1,092,963

		2,885,518

Equity Real Estate Investment Trusts - 11.2%
Alexander & Baldwin, Inc.	41,726	912,130
Alpine Income Property Trust, Inc. (B)	39,574	752,697
Brandywine Realty Trust	67,470	1,053,881
CatchMark Timber Trust, Inc., Class A	96,275	987,782
Corporate Office Properties Trust	33,777	1,005,541
Front Yard Residential Corp.	63,738	683,909
Industrial Logistics Properties Trust	51,579	1,180,643
Investors Real Estate Trust	11,555	851,604
Jernigan Capital, Inc. (B)	41,322	826,027
Lexington Realty Trust	110,508	1,223,324
Pebblebrook Hotel Trust	35,036	831,054
Physicians Realty Trust	46,955	908,579

		11,217,171

Food Products - 0.4%
B&G Foods, Inc. (B)	27,247	437,587

Health Care Equipment & Supplies - 2.2%
Lantheus Holdings, Inc. (A)	31,143	545,314
Merit Medical Systems, Inc. (A)	44,301	1,613,442

		2,158,756

Health Care Providers & Services - 1.7%
AMN Healthcare Services, Inc. (A)	25,005	1,684,837

Hotels, Restaurants & Leisure - 2.7%
International Game Technology PLC (B)	74,862	1,009,888
Penn National Gaming, Inc. (A)	55,144	1,644,946

		2,654,834

Household Durables - 2.8%
Century Communities, Inc. (A)	58,651	1,740,175
MDC Holdings, Inc.	24,150	1,017,681

		2,757,856

Household Products - 1.0%
Central Garden & Pet Co., Class A (A)	34,944	1,046,922

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.8%
Horace Mann Educators Corp.	23,868	$ 1,026,563
James River Group Holdings, Ltd.	23,504	1,009,262
Universal Insurance Holdings, Inc.	30,257	736,455

		2,772,280

IT Services - 0.7%
Conduent, Inc. (A)	166,857	714,148

Leisure Products - 1.3%
Callaway Golf Co.	61,187	1,310,626

Machinery - 1.0%
Meritor, Inc. (A)	46,853	1,026,549

Media - 1.8%
Gray Television, Inc. (A)	47,495	963,199
MSG Networks, Inc., Class A (A) (B)	53,401	812,229

		1,775,428

Metals & Mining - 1.2%
Compass Minerals International, Inc. (B)	20,104	1,163,821

Multi-Utilities - 0.8%
NorthWestern Corp.	10,186	784,016

Oil, Gas & Consumable Fuels - 2.3%
Brigham Minerals, Inc., Class A	42,083	715,832
Callon Petroleum Co. (A)	170,236	510,708
Delek US Holdings, Inc.	16,409	450,591
Scorpio Tankers, Inc.	27,098	632,467

		2,309,598

Pharmaceuticals - 1.8%
Corcept Therapeutics, Inc. (A)	56,516	716,058
Prestige Consumer Healthcare, Inc. (A)	26,728	1,084,087

		1,800,145

Real Estate Management & Development - 1.1%
Newmark Group, Inc., Class A	91,390	1,075,660

Road & Rail - 1.9%
Hertz Global Holdings, Inc. (A)	72,646	1,144,901
Ryder System, Inc.	15,080	719,618

		1,864,519

Semiconductors & Semiconductor Equipment - 1.9%
Cohu, Inc.	31,567	706,154
Kulicke & Soffa Industries, Inc.	47,168	1,221,179

		1,927,333

Software - 3.7%
Cerence, Inc. (A)	50,757	1,083,662
Ebix, Inc. (B)	28,785	991,068
TiVo Corp.	89,487	651,465
Zix Corp. (A)	145,421	981,592

		3,707,787

Specialty Retail - 4.2%
Asbury Automotive Group, Inc. (A)	13,252	1,278,156
Caleres, Inc.	53,888	945,734

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
MarineMax, Inc. (A)	45,868	$ 914,149
Urban Outfitters, Inc. (A)	39,741	1,017,370

		4,155,409

Textiles, Apparel & Luxury Goods - 0.7%
Oxford Industries, Inc.	10,806	749,936

Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc. (A)	31,747	894,313
OceanFirst Financial Corp.	41,253	959,545

		1,853,858

Trading Companies & Distributors - 3.3%
GMS, Inc. (A)	45,131	1,205,901
Rush Enterprises, Inc., Class A	25,420	1,093,060
Triton International, Ltd.	26,155	982,120

		3,281,081

Total Common Stocks (Cost $92,188,963)		97,032,468

OTHER INVESTMENT COMPANY - 8.1%
Securities Lending Collateral - 8.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	8,045,333	8,045,333

Total Other Investment Company (Cost $8,045,333)		8,045,333

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $1,559,990 on 02/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a value of $1,592,320.	$ 1,559,879	1,559,879

Total Repurchase Agreement (Cost $1,559,879)		1,559,879

Total Investments (Cost $101,794,175)		106,637,680
Net Other Assets (Liabilities) - (6.8)%		(6,768,335)

Net Assets - 100.0%		$ 99,869,345

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$97,032,468	$—	$—	$97,032,468
Other Investment Company	8,045,333	—	—	8,045,333
Repurchase Agreement	—	1,559,879	—	1,559,879

Total Investments	$105,077,801	$1,559,879	$—	$106,637,680

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,800,120. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (A)	54,050	$ 2,814,383
Cubic Corp.	40,500	2,644,245
Curtiss-Wright Corp.	17,000	2,472,310
Elbit Systems, Ltd.	16,000	2,437,600

		10,368,538

Airlines - 1.8%
Alaska Air Group, Inc.	116,055	7,495,992
JetBlue Airways Corp. (A)	376,000	7,456,080

		14,952,072

Auto Components - 0.8%
Dana, Inc.	112,300	1,730,543
Gentex Corp.	34,000	1,012,180
Stoneridge, Inc. (A)	59,450	1,656,277
Visteon Corp. (A)	32,050	2,557,911

		6,956,911

Banks - 6.6%
Atlantic Union Bankshares Corp.	53,750	1,810,837
Bank of Princeton	40,800	1,244,400
Berkshire Hills Bancorp, Inc.	99,831	2,810,243
CIT Group, Inc.	131,800	6,024,578
Dime Community Bancshares, Inc.	108,500	2,105,985
Evans Bancorp, Inc.	8,150	318,176
First Citizens BancShares, Inc., Class A	14,963	7,882,808
First Community Bankshares, Inc.	83,000	2,432,730
Hanmi Financial Corp.	73,300	1,232,906
Hope Bancorp, Inc.	119,282	1,658,616
Lakeland Bancorp, Inc.	210,500	3,418,520
People’s United Financial, Inc.	169,900	2,619,858
Sandy Spring Bancorp, Inc.	106,500	3,706,200
Signature Bank	35,100	4,980,339
Sterling Bancorp	143,000	2,860,000
Umpqua Holdings Corp.	157,000	2,653,300
United Community Banks, Inc.	95,500	2,666,360
Washington Trust Bancorp, Inc.	30,421	1,439,826
Webster Financial Corp.	19,600	879,256
Western Alliance Bancorp	38,500	2,126,355

		54,871,293

Beverages - 1.1%
Molson Coors Beverage Co., Class B	159,500	8,865,010

Biotechnology - 0.8%
United Therapeutics Corp. (A) (B)	65,100	6,358,317

Building Products - 1.0%
American Woodmark Corp. (A)	22,900	2,510,985
Gibraltar Industries, Inc. (A)	16,700	910,484
Insteel Industries, Inc.	7,800	174,486
Masonite International Corp. (A)	20,400	1,532,244
PGT Innovations, Inc. (A)	133,000	2,061,500
Quanex Building Products Corp.	50,900	901,948

		8,091,647

Capital Markets - 2.1%
E*TRADE Financial Corp.	148,700	6,337,594
Franklin Resources, Inc.	102,000	2,580,600

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Legg Mason, Inc.	73,500	$ 2,877,525
Piper Sandler Cos.	36,000	2,967,480
Stifel Financial Corp.	43,400	2,807,546

		17,570,745

Chemicals - 2.5%
Chase Corp.	6,850	629,994
Corteva, Inc. (A)	263,000	7,605,960
Huntsman Corp.	65,000	1,336,400
Methanex Corp.	20,000	649,000
Mosaic Co.	342,700	6,799,168
Trinseo SA	55,450	1,592,524
Westlake Chemical Corp.	34,000	2,080,800

		20,693,846

Commercial Services & Supplies - 0.6%
HNI Corp.	15,000	539,550
Knoll, Inc.	78,500	1,943,660
Tetra Tech, Inc.	30,250	2,589,400

		5,072,610

Communications Equipment - 0.5%
Harmonic, Inc. (A)	159,500	1,122,083
KVH Industries, Inc. (A)	264,000	2,716,560
NETGEAR, Inc. (A)	20,500	527,260

		4,365,903

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	67,500	3,132,000
EMCOR Group, Inc.	49,850	4,096,174
Granite Construction, Inc. (B)	57,500	1,559,975

		8,788,149

Construction Materials - 0.2%
US Concrete, Inc. (A)	54,050	1,923,640

Consumer Finance - 0.5%
Ally Financial, Inc.	122,605	3,927,038

Distributors - 1.0%
LKQ Corp. (A)	249,400	8,151,639

Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	79,300	1,889,719
K12, Inc. (A)	101,850	1,643,859

		3,533,578

Diversified Financial Services - 0.9%
Jefferies Financial Group, Inc.	348,353	7,538,359

Diversified Telecommunication Services - 0.7%
GCI Liberty, Inc., Class A (A)	72,800	5,327,504

Electric Utilities - 2.0%
FirstEnergy Corp.	177,100	8,994,909
PPL Corp.	209,600	7,585,424

		16,580,333

Electrical Equipment - 0.7%
Acuity Brands, Inc.	16,350	1,927,175
LSI Industries, Inc.	113,500	754,775
Regal Beloit Corp.	39,300	3,083,478

		5,765,428

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.9%
Coherent, Inc. (A)	5,750	$ 813,222
Daktronics, Inc.	21,000	123,900
Methode Electronics, Inc.	88,500	2,898,375
OSI Systems, Inc. (A)	14,900	1,289,446
Vishay Intertechnology, Inc.	125,000	2,536,250

		7,661,193

Energy Equipment & Services - 1.0%
Baker Hughes Co.	287,300	6,222,918
Helmerich & Payne, Inc.	43,700	1,772,035

		7,994,953

Equity Real Estate Investment Trusts - 6.8%
Apple Hospitality, Inc.	201,000	3,019,020
Brandywine Realty Trust	179,500	2,803,790
Chatham Lodging Trust	79,000	1,291,650
Colony Capital, Inc.	826,344	3,859,026
Community Healthcare Trust, Inc.	64,500	3,042,465
DiamondRock Hospitality Co.	294,500	2,847,815
Gaming and Leisure Properties, Inc.	162,000	7,655,310
JBG SMITH Properties	218,500	8,860,175
Lexington Realty Trust	266,500	2,950,155
Outfront Media, Inc.	69,500	2,066,930
Physicians Realty Trust	165,000	3,192,750
Piedmont Office Realty Trust, Inc., Class A	57,800	1,340,382
Sabra Health Care, Inc.	106,300	2,285,450
Summit Hotel Properties, Inc. (B)	281,400	3,120,726
VEREIT, Inc.	824,700	8,049,072

		56,384,716

Food & Staples Retailing - 1.3%
US Foods Holding Corp. (A)	255,700	10,271,469
Village Super Market, Inc., Class A	34,730	773,090

		11,044,559

Food Products - 3.3%
General Mills, Inc.	93,500	4,882,570
J.M. Smucker Co.	48,100	4,983,641
Kraft Heinz Co.	141,900	4,143,480
Post Holdings, Inc. (A)	126,000	13,175,820
Sanderson Farms, Inc.	3,800	523,222

		27,708,733

Gas Utilities - 1.4%
UGI Corp.	277,800	11,553,702

Health Care Equipment & Supplies - 1.7%
AngioDynamics, Inc. (A)	87,100	1,199,367
Meridian Bioscience, Inc.	160,900	1,583,256
OraSure Technologies, Inc. (A)	213,500	1,505,175
Zimmer Biomet Holdings, Inc.	68,400	10,116,360

		14,404,158

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	98,100	8,393,436
AMN Healthcare Services, Inc. (A)	39,400	2,654,772
Cardinal Health, Inc.	72,000	3,687,120
Centene Corp. (A)	81,200	5,100,172
Cross Country Healthcare, Inc. (A)	281,300	2,784,870
Encompass Health Corp.	44,250	3,408,577
Laboratory Corp. of America Holdings (A)	61,612	10,806,745

		36,835,692

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 0.2%
Omnicell, Inc. (A)	14,350	$ 1,166,368

Hotels, Restaurants & Leisure - 1.2%
Aramark	113,200	4,996,648
Bloomin’ Brands, Inc.	61,000	1,266,970
Churchill Downs, Inc.	24,250	3,501,215
Ruth’s Hospitality Group, Inc.	8,200	168,100

		9,932,933

Household Durables - 1.0%
Ethan Allen Interiors, Inc.	89,000	1,437,350
Helen of Troy, Ltd. (A)	17,050	3,223,302
La-Z-Boy, Inc.	68,750	2,106,500
Turtle Beach Corp. (A) (B)	101,200	815,672
ZAGG, Inc. (A) (B)	62,500	472,500

		8,055,324

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	38,250	2,348,933

Insurance - 9.4%
Alleghany Corp. (A)	16,600	13,241,156
Allstate Corp.	75,548	8,955,460
Arch Capital Group, Ltd. (A)	235,600	10,404,096
Fidelity National Financial, Inc.	188,000	9,165,000
Loews Corp.	219,000	11,267,550
Markel Corp. (A)	7,900	9,266,463
Selective Insurance Group, Inc.	63,000	4,173,750
United Fire Group, Inc.	61,018	2,700,657
Willis Towers Watson PLC	41,500	8,768,535

		77,942,667

Internet & Direct Marketing Retail - 1.7%
Expedia Group, Inc.	80,226	8,700,510
Qurate Retail, Inc., Series A (A)	565,800	4,826,274
Revolve Group, Inc. (A) (B)	24,500	435,855

		13,962,639

IT Services - 1.2%
Alliance Data Systems Corp.	37,300	3,834,067
KBR, Inc.	132,500	3,604,000
Leidos Holdings, Inc.	27,200	2,732,784

		10,170,851

Leisure Products - 0.3%
MasterCraft Boat Holdings, Inc. (A)	150,000	2,635,500

Machinery - 2.5%
Altra Industrial Motion Corp.	70,000	2,328,200
Columbus McKinnon Corp.	68,492	2,396,535
Douglas Dynamics, Inc.	37,800	1,981,854
Gencor Industries, Inc. (A)	122,000	1,367,620
Miller Industries, Inc.	12,200	419,802
Mueller Industries, Inc.	83,900	2,447,363
Oshkosh Corp.	14,150	1,217,466
Trinity Industries, Inc.	363,200	7,383,856
Watts Water Technologies, Inc., Class A	12,400	1,236,404

		20,779,100

Media - 6.2%
Discovery, Inc., Class C (A)	181,060	5,028,036
DISH Network Corp., Class A (A)	228,300	8,392,308
Fox Corp., Class A	199,200	7,386,336

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	131,373	$ 6,439,905
MSG Networks, Inc., Class A (A) (B)	206,000	3,133,260
News Corp., Class A	673,000	9,166,260
ViacomCBS, Inc., Class B	342,285	11,682,187

		51,228,292

Metals & Mining - 0.7%
Commercial Metals Co.	140,000	2,877,000
Kaiser Aluminum Corp.	22,650	2,268,398
Schnitzer Steel Industries, Inc., Class A	59,600	958,368

		6,103,766

Mortgage Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc.	1,472,642	14,372,986

Multi-Utilities - 2.6%
CenterPoint Energy, Inc.	606,700	16,065,416
NorthWestern Corp.	74,000	5,695,780

		21,761,196

Multiline Retail - 1.4%
Dollar Tree, Inc. (A)	135,200	11,771,864

Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp. (A) (B)	857,704	1,586,753
Delek US Holdings, Inc.	69,396	1,905,614
Diamondback Energy, Inc.	15,700	1,168,080
EQT Corp.	430,500	2,604,525
Magnolia Oil & Gas Corp., Class A (A) (B)	233,400	2,455,368
REX American Resources Corp. (A)	28,800	2,170,080
Williams Cos., Inc.	491,800	10,175,342

		22,065,762

Paper & Forest Products - 0.5%
Domtar Corp.	51,200	1,782,784
Mercer International, Inc.	69,500	765,195
P.H. Glatfelter Co.	75,900	1,267,530

		3,815,509

Personal Products - 0.3%
Coty, Inc., Class A	216,900	2,225,394

Pharmaceuticals - 0.9%
BioDelivery Sciences International, Inc. (A)	305,300	1,602,825
Jazz Pharmaceuticals PLC (A)	14,800	2,121,580
Perrigo Co. PLC	67,900	3,873,016

		7,597,421

Professional Services - 1.4%
ASGN, Inc. (A)	47,000	3,181,430
FTI Consulting, Inc. (A)	13,200	1,584,792
Heidrick & Struggles International, Inc.	81,700	2,321,914
ICF International, Inc.	46,100	4,037,899

		11,126,035

Real Estate Management & Development - 0.3%
Newmark Group, Inc., Class A	228,500	2,689,445

Road & Rail - 0.4%
AMERCO	7,900	2,933,033

Semiconductors & Semiconductor Equipment - 3.5%
AXT, Inc. (A)	172,400	672,360

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	41,050	$ 1,563,184
Cohu, Inc.	196,249	4,390,090
Entegris, Inc.	58,450	3,025,372
MagnaChip Semiconductor Corp. (A)	185,000	2,488,250
MaxLinear, Inc. (A)	20,000	389,800
MKS Instruments, Inc.	34,700	3,637,254
Qorvo, Inc. (A)	63,174	6,687,600
Silicon Motion Technology Corp., ADR	65,950	3,026,445
Tower Semiconductor, Ltd. (A)	58,710	1,302,188
Universal Display Corp.	10,650	1,876,211

		29,058,754

Software - 1.7%
CDK Global, Inc.	136,100	7,305,848
LogMeIn, Inc.	23,300	2,003,101
SS&C Technologies Holdings, Inc.	77,900	4,908,479

		14,217,428

Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A	89,500	1,464,220
American Eagle Outfitters, Inc.	193,000	2,779,200
Caleres, Inc.	10,000	175,500
Foot Locker, Inc.	250,750	9,520,977
L Brands, Inc.	164,700	3,814,452
Urban Outfitters, Inc. (A) (B)	97,050	2,484,480
Williams-Sonoma, Inc. (B)	33,400	2,340,672

		22,579,501

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (A)	150,700	5,081,604

Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings, Ltd. (A)	92,500	2,771,300
Deckers Outdoor Corp. (A)	13,050	2,491,375
Steven Madden, Ltd.	65,500	2,525,680

		7,788,355

Thrifts & Mortgage Finance - 1.0%
OceanFirst Financial Corp.	37,300	867,598
Provident Financial Services, Inc.	81,500	1,859,015
TrustCo Bank Corp.	195,200	1,547,936
Washington Federal, Inc.	124,400	4,229,600

		8,504,149

Trading Companies & Distributors - 1.7%
AerCap Holdings NV (A)	134,972	7,640,765
HD Supply Holdings, Inc. (A)	165,400	6,738,396

		14,379,161

Total Common Stocks (Cost $673,733,210)		799,584,236

OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (C)	14,662,712	14,662,712

Total Other Investment Company (Cost $14,662,712)		14,662,712

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.6%

Fixed Income Clearing Corp., 0.85% (C), dated 01/31/2020, to be repurchased at $30,129,535 on 02/03/2020. Collateralized by U.S. Government Obligations, 2.63%, due 06/15/2021, and with a total value of $30,736,924.

$ 30,127,401	$ 30,127,401

Total Repurchase Agreement (Cost $30,127,401)	30,127,401

Total Investments (Cost $718,523,323)	844,374,349
Net Other Assets (Liabilities) - (1.8)%	(14,591,876)

Net Assets - 100.0%	$ 829,782,473

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$799,584,236	$—	$—	$799,584,236
Other Investment Company	14,662,712	—	—	14,662,712
Repurchase Agreement	—	30,127,401	—	30,127,401

Total Investments	$814,246,948	$30,127,401	$—	$844,374,349

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,187,220. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.9%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 2.28% (A), 04/25/2034	$ 112,811	$ 112,960
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 2.36% (A), 06/25/2034	159,198	158,980
Ally Auto Receivables Trust
Series 2018-3, Class A2,
2.72%, 05/17/2021	10,850	10,853
Aurium CLO
Series 2A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	EUR 1,900,000	2,108,418
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 2.57% (A), 04/16/2026 (B)	$ 210,305	210,437
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 1,900,000	2,108,530
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.31% (A), 03/25/2035	$ 957,423	962,120
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 2.09% (A), 12/25/2035	3,798,220	3,803,055
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 2.44% (A), 02/25/2036	837,093	836,704
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 1.90% (A), 12/25/2036	2,705,849	2,395,776
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 1.77% (A), 04/25/2031	106,517	169,390
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.32% (A), 10/25/2032	2,940	2,946
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 1.73% (A), 01/25/2037	317,538	142,260
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 2.65% (A), 10/25/2027 (B)	1,900,000	1,900,224
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 2.61% (A), 10/25/2034	1,600,000	1,601,251

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.56% (A), 10/25/2037 (B)	$ 713,771	$ 736,988
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.59% (A), 10/25/2046	555,403	542,921
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 2.06% (A), 06/25/2036	400,000	397,800
Series 2006-26, Class 2A3,
1-Month LIBOR + 0.17%, 1.83% (A), 06/25/2037	299,730	299,534
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A,
3.47%, 05/17/2027 (B)	2,000,000	2,027,790
CVP Cascade CLO, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.99% (A), 01/16/2026 (B)	269,008	269,517
CWABS, Inc. Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 2.12% (A), 05/25/2036	1,500,000	1,485,759
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 1.80% (A), 02/25/2037	820,219	777,320
Denali Capital CLO X LLC
Series 2013-1A, Class A1LR,
3-Month LIBOR + 1.05%, 2.84% (A), 10/26/2027 (B)	1,200,000	1,200,343
Dorchester Park CLO DAC
Series 2015-1A, Class AR,
3-Month LIBOR + 0.90%, 2.72% (A), 04/20/2028 (B)	1,800,000	1,802,124
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.73% (A), 10/15/2027 (B)	1,571,279	1,571,723
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/15/2024 (B)	2,000,000	2,014,296
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 2.76% (A), 06/20/2027 (B)	1,214,176	1,214,557
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 2.59% (A), 10/25/2034	1,383,804	1,376,398
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 2.69% (A), 01/16/2026 (B)	1,033,283	1,033,798
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.26% (A), 11/25/2032	1,026	993

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 1.88% (A), 04/25/2037	$ 428,988	$ 334,468
ICG CLO, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.85%, 2.69% (A), 01/16/2028 (B)	1,900,000	1,900,346
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A,
3-Month LIBOR + 0.85%, 2.69% (A), 01/17/2028 (B)	2,000,000	2,000,242
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 1.92% (A), 03/25/2037	3,500,000	3,430,718
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 2.74% (A), 01/14/2028 (B)	1,500,000	1,500,357
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 2.81% (A), 05/15/2028 (B)	1,600,000	1,601,000
LP Credit Card ABS Master Trust
Series 2018-1, Class A,
1-Month LIBOR + 1.55%, 3.82% (A), 08/20/2024 (B)	1,561,691	1,546,431
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.16%, 1.82% (A), 04/25/2037	1,663,949	995,471
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	126,242	99,193
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	183,551	123,784
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.02% (A), 04/18/2025 (B)	369,134	369,572
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 2.63% (A), 10/15/2026 (B)	1,449,365	1,449,776
Navient Private Education Loan Trust
Series 2018-CA, Class A1,
3.01%, 06/16/2042 (B)	492,329	494,232
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 1.84% (A), 05/25/2036	56,181	53,176
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.93% (A), 04/15/2026 (B)	227,218	227,677

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 2.68% (A), 07/15/2027 (B)	$ 1,000,000	$ 999,032
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 1.97% (A), 04/25/2037	4,073,064	2,887,987
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 2.46% (A), 07/25/2035	500,000	502,720
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 2.05% (A), 02/25/2036	405,508	404,577
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 1.72% (A), 12/25/2036	61,357	19,100
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 1.91% (A), 01/25/2027	806,735	799,540
Sofi Consumer Loan Program LLC
Series 2016-3, Class A,
3.05%, 12/26/2025 (B)	158,409	158,741
Sofi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	370,694	371,201
Sound Point CLO, Ltd.
Series 2015-3A, Class AR,
3-Month LIBOR + 0.89%, 2.71% (A), 01/20/2028 (B)	1,800,000	1,800,310
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 2.49% (A), 05/25/2035	1,975,409	1,981,418
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 1.93% (A), 03/25/2036	880,885	807,535
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.99% (A), 01/17/2026 (B)	608,647	610,883
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 3.01% (A), 01/17/2026 (B)	608,647	608,311
Telos CLO, Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 2.79% (A), 04/17/2028 (B)	1,898,153	1,895,755
Tralee CLO, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 2.93% (A), 10/20/2028 (B)	2,300,000	2,301,286

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 1.91% (A), 02/27/2023 (B)	$ 2,600,000	$ 2,600,376
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	3,280	3,403
Series 2004-20C, Class 1,
4.34%, 03/01/2024	30,878	31,873
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 2.71% (A), 02/28/2026 (B)	1,476,497	1,476,586
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.48%, 2.14% (A), 12/25/2035	6,500,000	6,532,594
Westlake Automobile Receivables Trust
Series 2018-3A, Class A2A,
2.98%, 01/18/2022 (B)	802,784	805,007
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R,
3-Month LIBOR + 0.93%, 2.77% (A), 04/17/2027 (B)	1,036,128	1,036,761

Total Asset-Backed Securities (Cost $71,499,351)		78,037,204

CERTIFICATE OF DEPOSIT - 0.6%
Banks - 0.6%
Barclays Bank PLC
3-Month LIBOR + 0.45%, 2.28% (A), 10/15/2020	3,800,000	3,800,000

Total Certificate of Deposit (Cost $3,800,000)		3,800,000

CORPORATE DEBT SECURITIES - 52.6%
Aerospace & Defense - 0.6%
Textron, Inc.
3-Month LIBOR + 0.55%, 2.45% (A), 11/10/2020	1,500,000	1,500,077
United Technologies Corp.
3.65%, 08/16/2023	1,900,000	2,022,020

		3,522,097

Airlines - 0.6%
Delta Air Lines, Inc.
2.60%, 12/04/2020	2,200,000	2,213,624
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,171,026	1,208,515

		3,422,139

Automobiles - 0.3%
BMW Finance NV
2.25%, 08/12/2022 (B)	1,700,000	1,724,491

Banks - 12.4%
AIB Group PLC
4.75%, 10/12/2023 (B)	1,900,000	2,063,196

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
3-Month LIBOR + 0.79%, 2.68% (A), 03/05/2024, MTN	$ 1,000,000	$ 1,006,967
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	4,319,000	4,448,711
Fixed until 05/17/2021, 3.50% (A), 05/17/2022, MTN	2,000,000	2,045,016
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 2.78% (A), 07/20/2023 (B)	2,200,000	2,236,569
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,398,303
10.18%, 06/12/2021 (B)	1,840,000	2,036,129
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (C)	GBP 600,000	808,045
3.68%, 01/10/2023	$ 1,100,000	1,132,017
BBVA USA
3-Month LIBOR + 0.73%, 2.62% (A), 06/11/2021	1,800,000	1,805,676
3.50%, 06/11/2021	1,800,000	1,837,589
Citigroup, Inc.
2.75%, 04/25/2022	1,700,000	1,731,030
3-Month LIBOR + 1.43%, 3.34% (A), 09/01/2023	500,000	511,488
Cooperatieve Rabobank UA
6.88%, 03/19/2020 (C)	EUR 500,000	558,679
Discover Bank
4.20%, 08/08/2023	$ 1,800,000	1,928,191
HSBC Holdings PLC
3-Month LIBOR + 0.60%, 2.50% (A), 05/18/2021	1,600,000	1,602,085
Fixed until 07/04/2029 (D), 4.75% (A), MTN (C)	EUR 1,400,000	1,762,280
ING Groep NV
4.10%, 10/02/2023	$ 2,100,000	2,253,354
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (B)	1,500,000	1,532,376
JPMorgan Chase & Co.
2.40%, 06/07/2021	1,500,000	1,514,091
3-Month LIBOR + 0.90%, 2.69% (A), 04/25/2023	1,700,000	1,718,781
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,912,759
Lloyds Bank PLC
3.30%, 05/07/2021	1,400,000	1,428,480
Lloyds Banking Group PLC
4.00%, 03/07/2025, MTN	AUD 2,000,000	1,456,183
Fixed until 06/27/2023 (D), 7.63% (A) (C)	GBP 700,000	1,038,738
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 1,600,000	1,675,402
3-Month LIBOR + 1.88%, 3.79% (A), 03/01/2021	658,000	669,664
Mizuho Financial Group, Inc.
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,225,774
National Australia Bank, Ltd.
3.63%, 06/20/2023 (E)	1,900,000	2,005,662
NatWest Markets PLC
0.63%, 03/02/2022, MTN (C)	EUR 1,700,000	1,909,657
Royal Bank of Scotland Group PLC
Fixed until 08/10/2020 (D), 7.50% (A)	$ 1,800,000	1,841,400
Santander PLC
3.75%, 11/15/2021	2,200,000	2,276,066
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 2.33% (A), 05/17/2021 (B)	1,600,000	1,604,458
3.25%, 05/17/2021 (B)	1,600,000	1,630,074

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA
4.25%, 09/14/2023 (B)	$ 1,800,000	$ 1,922,387
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	1,900,000	1,971,114
Synchrony Bank
3.65%, 05/24/2021	1,700,000	1,737,137
UniCredit SpA
7.83%, 12/04/2023 (B)	4,100,000	4,834,023
Wells Fargo & Co.
2.63%, 07/22/2022, MTN	2,300,000	2,345,475
3-Month LIBOR + 3.77%, 5.66% (A), 03/15/2020 (D)	1,828,000	1,839,516

		75,254,542

Beverages - 0.9%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,321,257
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023	1,700,000	1,814,695
Pernod Ricard SA
4.25%, 07/15/2022 (B)	700,000	741,538
Suntory Holdings, Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,619,937

		5,497,427

Biotechnology - 0.2%
AbbVie, Inc.
2.50%, 05/14/2020	1,253,000	1,254,534

Capital Markets - 4.6%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.13% (A), 06/12/2024 (B)	1,800,000	1,831,241
Fixed until 12/18/2024 (D), 6.25% (A) (B)	400,000	440,978
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	1,400,000	1,414,886
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,842,693
Deutsche Bank AG
3-Month EURIBOR + 0.50%, 0.11% (A), 12/07/2020, MTN (C)	EUR 1,400,000	1,551,427
2.70%, 07/13/2020	$ 1,500,000	1,502,886
3.95%, 02/27/2023	1,900,000	1,971,878
4.25%, 02/04/2021 - 10/14/2021	4,600,000	4,716,204
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 3.08% (A), 05/15/2026	1,600,000	1,628,179
3-Month LIBOR + 1.20%, 3.09% (A), 09/15/2020	1,600,000	1,609,325
3.20%, 02/23/2023	1,000,000	1,037,404
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	400,000	422,306
UBS AG
7.63%, 08/17/2022	600,000	677,412
UBS Group AG
3.00%, 04/15/2021 (B)	3,800,000	3,858,473
4.13%, 09/24/2025 (B)	2,200,000	2,428,645

		27,933,937

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.7%
Syngenta Finance NV
3.70%, 04/24/2020 (B)	$ 1,700,000	$ 1,703,526
3.93%, 04/23/2021 (B)	1,200,000	1,224,996
5.18%, 04/24/2028 (B)	1,300,000	1,459,701

		4,388,223

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	426,387	422,123
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (F)	1,892,624	463,693
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 03/02/2020 (B) (D)	266,175	1,996

		887,812

Consumer Finance - 4.6%
American Express Co.
3.40%, 02/27/2023	1,900,000	1,989,329
Capital One Financial Corp.
4.25%, 04/30/2025	1,500,000	1,654,864
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	2,100,000	2,128,247
3.35%, 05/04/2021 (B)	1,600,000	1,628,687
3.40%, 02/22/2022 (B)	2,200,000	2,264,767
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 2.86% (A), 09/24/2020, MTN	2,600,000	2,604,962
3-Month LIBOR + 1.24%, 3.14% (A), 02/15/2023	1,200,000	1,185,674
5.88%, 08/02/2021	900,000	944,606
General Motors Financial Co., Inc.
3-Month LIBOR + 0.54%, 2.45% (A), 11/06/2020	1,300,000	1,301,381
2.45%, 11/06/2020	1,900,000	1,906,817
3-Month LIBOR + 0.93%, 2.78% (A), 04/13/2020	1,700,000	1,702,703
3.20%, 07/13/2020	1,500,000	1,506,522
Harley-Davidson Financial Services, Inc.
3.55%, 05/21/2021 (B)	1,700,000	1,734,958
Navient Corp.
5.00%, 10/26/2020	900,000	912,600
Nissan Motor Acceptance Corp.
2.60%, 09/28/2022 (B)	500,000	505,266
3-Month LIBOR + 0.69%, 2.65% (A), 09/28/2022 (B)	300,000	299,980
Springleaf Finance Corp.
7.75%, 10/01/2021	200,000	215,254
8.25%, 12/15/2020	1,200,000	1,253,100
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.77%, 2.67% (A), 11/13/2020 (B)	1,900,000	1,908,562

		27,648,279

Diversified Financial Services - 4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.13%, 07/03/2023	1,800,000	1,912,992
5.00%, 10/01/2021	1,800,000	1,888,761
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	7,200,000	7,287,018
4.13%, 08/01/2025 (B)	1,400,000	1,492,818
BGC Partners, Inc.
5.38%, 07/24/2023	1,500,000	1,618,815
GE Capital Funding Unlimited Co.
5.88%, 11/04/2020, MTN	GBP 1,000,000	1,365,616

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	$ 1,600,000	$ 1,637,534
4.13%, 07/15/2023 (B)	1,800,000	1,916,194
Tayarra, Ltd.
3.63%, 02/15/2022	1,867,796	1,905,157
Washington Prime Group, LP
6.45%, 08/15/2024 (E)	3,800,000	3,385,154

		24,410,059

Diversified Telecommunication Services - 2.2%
AT&T, Inc.
3-Month LIBOR + 0.95%, 2.78% (A), 07/15/2021	1,500,000	1,515,812
3-Month LIBOR + 1.18%, 3.07% (A), 06/12/2024	1,800,000	1,832,091
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (B)	1,600,000	1,604,631
Telstra Corp., Ltd.
4.80%, 10/12/2021 (B)	1,800,000	1,888,080
United Group BV
4.38%, 07/01/2022 (B)	EUR 1,300,000	1,470,816
Verizon Communications, Inc.
3.38%, 02/15/2025	$ 4,590,000	4,903,294

		13,214,724

Electric Utilities - 2.4%
Duke Energy Corp.
3-Month LIBOR + 0.50%, 2.41% (A), 05/14/2021 (B)	1,700,000	1,707,895
3.55%, 09/15/2021	1,100,000	1,128,069
Evergy, Inc.
2.45%, 09/15/2024	1,600,000	1,627,575
FirstEnergy Corp.
2.85%, 07/15/2022	1,500,000	1,532,527
NextEra Energy Capital Holdings, Inc.
1.95%, 09/01/2022	1,600,000	1,603,541
3-Month LIBOR + 0.72%, 2.63% (A), 02/25/2022 (E)	1,800,000	1,812,465
3.20%, 02/25/2022	1,500,000	1,542,249
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,500,000	1,574,092
PPL Capital Funding, Inc.
3.50%, 12/01/2022	2,000,000	2,072,936

		14,601,349

Entertainment - 0.3%
Activision Blizzard, Inc.
2.30%, 09/15/2021	1,600,000	1,613,050

Equity Real Estate Investment Trusts - 3.2%
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,823,611
3.38%, 05/15/2024	2,200,000	2,311,710
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	1,595,000	1,717,690
Boston Properties, LP
3.40%, 06/21/2029	1,600,000	1,723,392
Crown Castle International Corp.
3.40%, 02/15/2021	1,850,000	1,876,111
3.70%, 06/15/2026	1,700,000	1,835,832
4.88%, 04/15/2022	900,000	957,012
Digital Realty Trust, LP
2.75%, 02/01/2023	1,400,000	1,429,145

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
National Retail Properties, Inc.
3.50%, 10/15/2027	$ 1,600,000	$ 1,714,850
Service Properties Trust
4.35%, 10/01/2024	1,600,000	1,685,206
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,506,068

		19,580,627

Food Products - 1.1%
Campbell Soup Co.
3.30%, 03/15/2021	1,900,000	1,925,287
Danone SA
2.59%, 11/02/2023 (B)	3,294,000	3,380,533
3.00%, 06/15/2022 (B)	1,100,000	1,130,622

		6,436,442

Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,655,666

Health Care Providers & Services - 1.1%
Aetna, Inc.
2.75%, 11/15/2022	2,000,000	2,040,777
Anthem, Inc.
2.38%, 01/15/2025	1,900,000	1,925,289
Cigna Corp.
3-Month LIBOR + 0.89%, 2.72% (A), 07/15/2023	1,100,000	1,113,434
CVS Health Corp.
3.50%, 07/20/2022	1,300,000	1,346,722

		6,426,222

Hotels, Restaurants & Leisure - 1.5%
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,400,000	1,436,694
GLP Capital, LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,400,000	2,767,968
Marriott International, Inc.
2.13%, 10/03/2022	1,600,000	1,612,349
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B) (E)	1,500,000	1,546,905
5.50%, 03/01/2025 (B)	1,800,000	1,876,500

		9,240,416

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,896,709

Household Products - 0.7%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	3,900,000	3,950,648

Industrial Conglomerates - 0.2%
General Electric Co.
4.65%, 10/17/2021, MTN	1,300,000	1,358,062

Insurance - 0.8%
Allstate Corp.
3-Month LIBOR + 0.63%, 2.59% (A), 03/29/2023	1,300,000	1,310,416

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 6.94% (A), 02/12/2023 (B)	$ 1,963,538	$ 1,995,446
Jackson National Life Global Funding
2.38%, 09/15/2022 (B)	1,700,000	1,725,017

		5,030,879

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.
3.80%, 03/09/2022	1,200,000	1,243,445

Machinery - 0.5%
CNH Industrial Capital LLC
4.38%, 11/06/2020 (E)	1,300,000	1,322,425
Westinghouse Air Brake Technologies Corp.
3-Month LIBOR + 1.30%, 3.19% (A), 09/15/2021	1,700,000	1,700,348

		3,022,773

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,800,000	1,810,621
4.46%, 07/23/2022	600,000	634,000
Interpublic Group of Cos., Inc.
3.50%, 10/01/2020	2,200,000	2,223,206

		4,667,827

Multi-Utilities - 0.3%
Sempra Energy
2.40%, 03/15/2020 (E)	1,900,000	1,900,380

Oil, Gas & Consumable Fuels - 0.9%
Continental Resources, Inc.
5.00%, 09/15/2022	330,000	331,699
Enbridge, Inc.
3-Month LIBOR + 0.70%, 2.59% (A), 06/15/2020	1,500,000	1,503,159
Energy Transfer Operating, LP
4.15%, 10/01/2020	800,000	808,641
Marathon Oil Corp.
2.80%, 11/01/2022	1,000,000	1,020,188
Petrobras Global Finance BV
6.13%, 01/17/2022	408,000	437,070
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,500,000	1,539,966

		5,640,723

Pharmaceuticals - 1.6%
Bayer US Finance II LLC
3-Month LIBOR + 0.63%, 2.58% (A), 06/25/2021 (B)	1,900,000	1,908,783
3-Month LIBOR + 1.01%, 2.90% (A), 12/15/2023 (B)	2,200,000	2,220,128
Bristol-Myers Squibb Co.
2.88%, 08/15/2020 (B)	1,500,000	1,508,842
Mylan NV
3.15%, 06/15/2021	1,800,000	1,828,541

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance II BV
4.50%, 03/01/2025	EUR 1,100,000	$ 1,230,629
Teva Pharmaceutical Finance III BV
6.00%, 04/15/2024 (E)	$ 1,100,000	1,114,993

		9,811,916

Professional Services - 0.4%
Equifax, Inc.
3-Month LIBOR + 0.87%, 2.78% (A), 08/15/2021	2,100,000	2,110,873

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (C)	GBP 761,013	1,318,241

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
5.25%, 05/15/2024 (B)	$ 1,700,000	1,870,680

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, 01/15/2021	1,900,000	1,904,932
3.00%, 01/15/2022	2,300,000	2,340,995
Micron Technology, Inc.
4.98%, 02/06/2026	1,800,000	2,029,076
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (B)	1,900,000	2,090,517

		8,365,520

Software - 0.4%
VMware, Inc.
2.95%, 08/21/2022	2,400,000	2,456,016

Specialty Retail - 0.1%
QVC, Inc.
5.13%, 07/02/2022	800,000	848,470

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	2,000,000	2,060,994
5.45%, 06/15/2023 (B)	2,200,000	2,410,204
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 2.62% (A), 10/05/2021	1,500,000	1,500,211

		5,971,409

Tobacco - 0.6%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,740,744
3.75%, 07/21/2022 (B)	297,000	307,612
Reynolds American, Inc.
4.00%, 06/12/2022	1,800,000	1,883,796

		3,932,152

Wireless Telecommunication Services - 0.8%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,472,263
7.38%, 05/01/2026 (B)	$ 900,000	958,572

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc.
7.00%, 03/01/2020 (B)	$ 900,000	$ 902,790
Vodafone Group PLC
3-Month LIBOR + 0.99%, 2.83% (A), 01/16/2024	1,700,000	1,723,001

		5,056,626

Total Corporate Debt Securities (Cost $310,271,085)		319,165,385

FOREIGN GOVERNMENT OBLIGATIONS - 7.2%
Brazil - 2.8%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/2020 - 07/01/2020	BRL 73,000,000	16,895,187

Japan - 1.0%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 1,700,000	1,831,693
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	1,400,000	1,427,506
3.38%, 09/27/2023 (B)	2,900,000	3,057,818

		6,317,017

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (C)	1,400,000	1,424,500

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 6,200,000	2,105,353

Qatar - 0.8%
Qatar Government International Bond
3.38%, 03/14/2024 (C)	$ 2,100,000	2,212,875
4.00%, 03/14/2029 (C)	2,100,000	2,367,864

		4,580,739

Spain - 2.1%
Spain Government Bond
1.40%, 07/30/2028 (C)	EUR 3,400,000	4,175,771
1.85%, 07/30/2035 (C)	2,400,000	3,135,252
0.60%, 10/31/2029, MTN (C)	4,600,000	5,284,164

		12,595,187

Total Foreign Government Obligations (Cost $43,690,232)		43,917,983

MORTGAGE-BACKED SECURITIES - 8.3%
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 2.20% (A), 08/25/2035	$ 936,213	641,067
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	118,115	107,558
Series 2006-J8, Class A2,
6.00%, 02/25/2037	146,298	101,356
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 1.84% (A), 09/20/2046	544,807	478,748
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 1.83% (A), 07/25/2046	333,255	345,079

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 1.83% (A), 11/25/2036	$ 251,855	$ 248,512
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	178,463	151,562
Series 2007-HY4, Class 1A1,
3.87% (A), 06/25/2037	263,315	227,611
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,346,570	822,749
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 2.68% (A), 05/15/2035 (B)	2,200,000	2,197,237
Banc of America Funding Trust
Series 2005-D, Class A1,
4.53% (A), 05/25/2035	96,189	98,531
Series 2006-J, Class 4A1,
4.18% (A), 01/20/2047	20,891	20,377
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	1,646,294	1,653,799
BCAP LLC Trust
Series 2011-RR8, Class 2A1,
3.76% (A), 08/26/2037 (B)	18,023	17,992
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.89% (A), 11/25/2036	751,869	696,266
Series 2006-6, Class 32A1,
3.80% (A), 11/25/2036	165,794	137,243
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.31% (A), 08/25/2033	93,708	93,646
Series 2003-8, Class 2A1,
4.10% (A), 01/25/2034	3,356	3,506
Series 2003-8, Class 4A1,
4.26% (A), 01/25/2034	35,844	36,902
Series 2006-4, Class 1A1,
4.58% (A), 10/25/2036	26,351	25,954
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.94% (A), 01/26/2036	88,335	79,261
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,945,935
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 1.91% (A), 08/25/2035 (B)	43,700	43,507
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 12A1,
4.13% (A), 08/25/2034	23,028	23,161
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.55% (A), 09/25/2035	33,163	33,425
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	708,002	709,949
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 2.31% (A), 12/25/2036	1,099,545	882,747

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	$ 1,400,000	$ 1,465,701
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
2.40% (A), 03/25/2032 (B)	189	180
Series 2003-AR15, Class 2A1,
3.97% (A), 06/25/2033	169,964	171,907
Series 2003-AR28, Class 2A1,
3.84% (A), 12/25/2033	1,309,295	1,324,084
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	205,960	200,570
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	121,573	89,718
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.66% (A), 08/25/2035	11,423	9,571
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,409,734
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
4.10% (A), 09/25/2035	14,727	15,163
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.79% (A), 12/19/2035	142,961	104,862
Series 2006-6, Class 5A1A,
4.31% (A), 08/19/2036	54,307	51,911
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.76% (A), 05/25/2053 (B)	GBP 6,325,034	8,391,245
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 1,700,000	1,703,082
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.61% (A), 08/25/2035	786,310	711,021
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.18%, 1.84% (A), 05/25/2036	948,779	912,021
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 2.68% (A), 06/15/2032 (B)	1,946,091	1,945,491
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 2.59% (A), 06/15/2035 (B)	1,744,354	1,744,790
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 0.96% (A), 01/01/2061 (C)	GBP 1,373,041	1,717,655
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.06% (A), 03/25/2036	$ 88,228	12,876
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.52% (A), 07/13/2029 (B)	1,400,000	1,426,989

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 3.06% (A), 08/25/2036	$ 242,490	$ 228,754
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	87,903	88,226
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.00% (A), 06/25/2035 (B)	280,207	270,421
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	445	459
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.04% (A), 06/12/2044 (C)	1,721,557	1,634,792
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 2.56% (A), 12/20/2034	601,340	595,130
Series 2007-1, Class 1A1,
3.53% (A), 01/20/2047	164,312	132,505
Series 2007-3, Class 2AA1,
3.98% (A), 07/20/2037	959,563	911,601
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.42% (A), 10/20/2027	4,080	4,013
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
4.10% (A), 09/25/2034	112,221	114,370
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 3.55% (A), 01/25/2035	72,065	70,712
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 1.91% (A), 07/19/2035	10,906	10,659
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 1.91% (A), 07/19/2035	11,530	11,243
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 1.91% (A), 07/19/2035	27,821	27,297
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 1.94% (A), 02/25/2036	212,623	205,136
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 2.32% (A), 09/19/2032	3,213	3,194
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
3.88% (A), 06/25/2033	116,988	115,974
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 1.61% (A), 07/20/2045 (B)	GBP 5,418,056	7,165,997

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.72% (A), 10/20/2051 (B)	GBP 2,094,158	$ 2,784,594
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.40% (A), 09/25/2033	$ 202,595	207,925
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR1, Class 2A4,
4.85% (A), 03/25/2036	824,576	793,295

Total Mortgage-Backed Securities (Cost $49,399,921)		50,608,548

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
Illinois - 0.5%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	170,000	195,213
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,843,005
7.35%, 07/01/2035	1,015,000	1,282,696

Total Municipal Government Obligations (Cost $2,821,973)		3,320,914

U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.3%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.75% (A), 09/01/2035	9,669	10,014
1-Year CMT + 2.22%, 3.97% (A), 11/01/2033	18,159	19,090
4.00%, 09/01/2048 - 10/01/2048	970,427	1,015,552
1-Year CMT + 2.26%, 4.01% (A), 01/01/2036	514,328	544,769
12-Month LIBOR + 1.87%, 4.17% (A), 09/01/2035	57,060	59,461
4.50%, 08/01/2025 - 05/01/2037	23,003	25,041
1-Year CMT + 2.23%, 4.82% (A), 03/01/2034	33,115	34,879
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.08% (A), 06/15/2041	903,218	901,400
6.50%, 04/15/2029	846	928
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.35% (A), 10/25/2044	126,680	128,587
12-MTA + 1.40%, 3.55% (A), 07/25/2044	123,400	127,162
6.50%, 07/25/2043	7,809	9,395
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 2.14% (A), 09/25/2042	114,759	113,652
3.31%, 07/01/2023	3,223,633	3,380,774
12-MTA + 1.20%, 3.44% (A), 03/01/2044 - 10/01/2044	382,692	385,704
3.50%, 02/01/2027	98,608	103,142
4.00%, 09/01/2048 - 12/01/2048	4,990,120	5,217,165
1-Year CMT + 2.27%, 4.02% (A), 11/01/2033	19,094	19,210

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.33%, 4.07% (A), 07/01/2035	$ 43,051	$ 44,595
1-Year CMT + 2.04%, 4.12% (A), 09/01/2035	89,657	92,777
1-Year CMT + 2.19%, 4.19% (A), 01/01/2026	1,366	1,377
1-Year CMT + 2.22%, 4.46% (A), 01/01/2028	8,774	9,164
4.50%, 12/01/2024	84,608	87,966
12-Month LIBOR + 1.71%, 4.73% (A), 03/01/2034	41,033	42,920
5.00%, 10/01/2029	134,981	145,579
6.00%, 07/01/2035 - 06/01/2040	799,928	919,495
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.14% (A), 09/25/2046	444,331	444,843
6.30%, 10/17/2038	44,751	44,859
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 5.44% (A), 07/25/2034	296,206	50,737
Government National Mortgage Association
1-Month LIBOR + 0.60%, 2.29% (A), 08/20/2065 - 10/20/2065	3,066,996	3,067,472
1-Month LIBOR + 0.95%, 2.64% (A), 12/20/2066	1,206,546	1,221,190
1-Month LIBOR + 1.00%, 2.69% (A), 12/20/2065	4,640,704	4,705,097
3.00%, TBA (G)	6,000,000	6,164,219
3.50%, TBA (G)	24,200,000	24,941,125
1-Year CMT + 1.50%, 3.88% (A), 05/20/2024	8,583	8,775
4.00%, 06/20/2047	1,787,879	1,885,253
4.00%, TBA (G)	70,400,000	73,086,498
4.50%, TBA (G)	18,000,000	18,934,453
5.00%, TBA (G)	20,400,000	21,647,109
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 4.89% (A), 04/16/2033 - 10/16/2033	306,467	21,380
(1.00) * 1-Month LIBOR + 6.60%, 4.93% (A), 08/16/2033	594,014	57,270
(1.00) * 1-Month LIBOR + 6.60%, 4.94% (A), 09/20/2034	324,311	58,989
Uniform Mortgage-Backed Security
2.50%, TBA (G)	3,200,000	3,222,576
3.00%, TBA (G)	65,900,000	67,341,664
3.50%, TBA (G)	55,900,000	57,803,498
4.00%, TBA (G)	23,200,000	24,243,600
5.00%, TBA (G)	1,000,000	1,055,327

Total U.S. Government Agency Obligations (Cost $322,398,601)		323,445,732

U.S. GOVERNMENT OBLIGATIONS - 36.9%
U.S. Treasury - 29.2%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042 (H)	10,000,000	11,399,961
2.88%, 05/15/2043 - 08/15/2045 (H)	10,800,000	12,603,516
3.00%, 05/15/2042 - 02/15/2048 (H)	10,200,000	12,287,789
3.13%, 02/15/2043	1,000,000	1,208,945
3.13%, 08/15/2044 (H)	12,400,000	15,051,469
4.25%, 05/15/2039 (H)	900,000	1,255,254
4.38%, 11/15/2039 - 05/15/2040 (H)	6,300,000	8,953,438
4.63%, 02/15/2040 (H) (I)	700,000	1,025,937

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.75%, 06/30/2024 (H)	$ 4,300,000	$ 4,377,602
1.88%, 07/31/2022 (I) (J)	900,000	912,164
1.88%, 08/31/2022 (H) (I) (K)	4,000,000	4,056,562
2.00%, 12/31/2021 (H)	60,100,000	60,823,078
2.00%, 10/31/2022 (I)	400,000	407,391
2.13%, 09/30/2024 (H)	11,100,000	11,497,172
2.25%, 08/15/2027 (H) (I) (K)	5,900,000	6,238,328
2.38%, 05/15/2029 (H)	4,600,000	4,944,461
2.63%, 02/15/2029 (H)	9,500,000	10,400,644
2.88%, 05/15/2049 (H) (I)	8,400,000	10,005,844

		177,449,555

U.S. Treasury Inflation-Protected Securities - 7.7%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2042 (H)	3,414,930	3,771,382
0.88%, 01/15/2029 (H) (I)	8,556,660	9,326,822
0.88%, 02/15/2047 (I)	852,432	983,072
1.00%, 02/15/2046	1,411,202	1,663,400
1.00%, 02/15/2048 (H)	3,233,455	3,855,801
1.00%, 02/15/2049 (E) (H)	1,124,376	1,351,119
U.S. Treasury Inflation-Indexed Note
0.38%, 07/15/2023 (J) (K)	5,194,675	5,306,435
0.38%, 01/15/2027 (H)	2,981,440	3,091,536
0.38%, 07/15/2027	1,366,924	1,425,563
0.63%, 01/15/2026 (H)	6,711,438	7,033,203
0.75%, 07/15/2028 (H)	8,187,193	8,829,665

		46,637,998

Total U.S. Government Obligations (Cost $211,877,489)		224,087,553

	Shares	Value
COMMON STOCK - 0.0% (L)
Household Durables - 0.0% (L)
Urbi Desarrollos Urbanos SAB de CV (M)	7,629	399

Total Common Stock (Cost $417,591)		399

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (N)	7,362,020	7,362,020

Total Other Investment Company (Cost $7,362,020)		7,362,020

Principal	Value
REPURCHASE AGREEMENT - 0.0% (L)

Fixed Income Clearing Corp., 0.85% (N), dated 01/31/2020, to be repurchased at $149,690 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $152,819.

$ 149,679	$ 149,679

Total Repurchase Agreement (Cost $149,679)	149,679

Total Investments Excluding Options Purchased (Cost $1,023,687,942)	1,053,895,417
Total Options Purchased - 0.0% (L) (Cost $12,222)	3,057

Total Investments (Cost $1,023,700,164)	1,053,898,474
Net Other Assets (Liabilities) - (73.5)%	(446,617,747)

Net Assets - 100.0%	$ 607,280,727

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (23.9)%

Bank of Montreal, 1.91% (N), dated 11/21/2019, to be repurchased at $(38,136,997) on 02/21/2020. Collateralized by U.S. Government Obligations, 2.00% - 4.38%, due 09/15/2021 - 08/15/2044, and with a total value of $(38,286,878).

	$ (37,951,750)	$ (38,096,726)
Bank of Nova Scotia, 1.69% (N), dated 01/10/2020, to be repurchased at $(17,249,094) on 04/09/2020. Collateralized by U.S. Government Obligations, 0.63% - 3.13%, due 04/15/2023 - 05/15/2049, and with a total value of $(17,260,785).	(17,176,523)	(17,194,263)
BOFA Securities, Inc., 1.70% (N), dated 01/10/2020, to be repurchased at $(3,850,043) on 04/09/2020. Collateralized by U.S. Government Obligations, 2.25% - 2.38%, due 08/15/2027 - 05/15/2029, and with a total value of $(3,965,938).	(3,833,750)	(3,837,733)
RBS Securities, Inc., 1.68% (N), dated 01/07/2020, to be repurchased at $(14,731,906) on 02/07/2020. Collateralized by U.S. Government Obligations, 2.13% - 2.88%, due 09/30/2024 - 05/15/2049, and Cash with a total value of $(14,802,072).	(14,710,625)	(14,727,787)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued)

Standard Chartered Bank, 1.72% (N), dated 01/29/2020, to be repurchased at $(3,631,928) on 02/12/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2029, and Cash with a value of $(3,603,923).

	$ (3,629,500)	$ (3,630,020)
Standard Chartered Bank, 1.88% (N), dated 11/25/2019, to be repurchased at $(41,719,453) on 02/28/2020. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and Cash with a value of $(40,697,492).	(41,513,500)	(41,675,275)
Standard Chartered Bank, 1.88% (N), dated 11/08/2019, to be repurchased at $(26,643,765) on 02/28/2020. Collateralized by U.S. Government Obligations, 2.88% - 4.38%, due 05/15/2039 - 02/15/2048, and Cash with a total value of $(27,892,152).	(26,488,835)	(26,592,060)

Total Reverse Repurchase Agreements	$ (145,304,483)	$ (145,753,864)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year U.S. Treasury Note Futures	USD	137.50	02/21/2020	USD	5,793,040	44	$378	$688
Call - 10-Year U.S. Treasury Note Futures	USD	138.00	02/21/2020	USD	6,846,320	52	447	813
Call - 10-Year U.S. Treasury Note Futures	USD	139.00	02/21/2020	USD	658,300	5	43	5
Call - 10-Year U.S. Treasury Note Futures	USD	140.00	03/27/2020	USD	787,020	6	52	94
Call - U.S. Treasury Note Futures	USD	178.00	02/21/2020	USD	2,452,950	15	129	234
Call - U.S. Treasury Note Futures	USD	185.00	03/27/2020	USD	810,950	5	43	156
Call - U.S. Treasury Note Futures	USD	193.00	02/21/2020	USD	490,590	3	26	3
Call - U.S. Treasury Note Futures	USD	194.00	02/21/2020	USD	163,530	1	9	1
Call - U.S. Treasury Note Futures	USD	195.00	02/21/2020	USD	31,724,820	194	1,668	194
Call - U.S. Treasury Note Futures	USD	197.00	02/21/2020	USD	163,530	1	10	1
Put - 5-Year U.S. Treasury Note Futures	USD	110.25	02/21/2020	USD	360,960	3	26	3
Put - 5-Year U.S. Treasury Note Futures	USD	110.50	02/21/2020	USD	23,943,680	199	1,711	199
Put - 5-Year U.S. Treasury Note Futures	USD	110.75	02/21/2020	USD	24,304,640	202	1,737	202
Put - 5-Year U.S. Treasury Note Futures	USD	111.00	02/21/2020	USD	40,668,160	338	2,907	338
Put - 5-Year U.S. Treasury Note Futures	USD	112.00	02/21/2020	USD	4,451,840	37	318	37
Put - 5-Year U.S. Treasury Note Futures	USD	113.00	03/27/2020	USD	240,460	2	17	2
Put - 5-Year U.S. Treasury Note Futures	USD	114.25	02/21/2020	USD	1,684,480	14	120	14
Put - 10-Year U.S. Treasury Note Futures	USD	117.50	02/21/2020	USD	9,611,180	73	628	72

Total							$10,269	$3,056

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.00%, TBA	JPM	USD	71.00	03/05/2020	USD	50,000,000	50,000,000	$1,953	$1

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 5-Year U.S. Treasury Note Futures	USD	120.00	02/21/2020	USD	4,812,800	40	$(9,325)	$(21,875)
Put - 5-Year U.S. Treasury Note Futures	USD	119.50	02/21/2020	USD	7,459,840	62	(13,498)	(4,843)
Put - 10-Year U.S. Treasury Note Futures	USD	128.50	02/21/2020	USD	7,109,640	54	(12,589)	(844)
Put - 10-Year U.S. Treasury Note Futures	USD	130.25	02/21/2020	USD	5,793,040	44	(15,766)	(6,875)
Put - 10-Year U.S. Treasury Note Futures	USD	130.50	02/21/2020	USD	7,899,600	60	(27,848)	(12,188)
Put - 10-Year U.S. Treasury Note Futures	USD	130.75	02/21/2020	USD	5,266,400	40	(11,811)	(11,811)

Total							$(90,837)	$(58,436)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs BRL	GSB	USD	4.20	03/16/2020	USD	4,300,000	$(49,537)	$(118,663)
Call - USD vs BRL	GSB	USD	4.25	03/12/2020	USD	4,300,000	(32,250)	(82,083)

Total							$(81,787)	$(200,746)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(172,624)	$(259,182)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2020 (P)	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Co., 2.70%, 10/09/2022	1.00%	Quarterly	12/20/2023	0.60%	USD	600,000	$9,796	$(22,943)	$32,739
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.70	USD	200,000	2,942	(519)	3,461
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	0.78	USD	700,000	8,092	(9,396)	17,488
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.22	USD	1,000,000	12,071	4,782	7,289
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.24	USD	1,400,000	21,559	7,522	14,037
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.13	USD	1,500,000	26,002	(4,867)	30,869
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00	Quarterly	12/20/2024	0.96	EUR	1,300,000	4,601	(6,857)	11,458
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.30	EUR	1,200,000	24,900	(24,642)	49,542

Total							$109,963	$(56,920)	$166,883

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Quarterly	12/20/2023	USD	36,900,000	$(907,498)	$(537,417)	$(370,081)
North America Investment Grade Index - Series 32	1.00	Quarterly	06/20/2024	USD	10,800,000	(267,024)	(150,981)	(116,043)

Total						$(1,174,522)	$(688,398)	$(486,124)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/ Semi-Annually	08/22/2023	USD	6,700,000	$400,189	$(159)	$400,348
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/18/2030	GBP	600,000	(2,053)	5,998	(8,051)
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/18/2050	GBP	1,000,000	25,443	24,019	1,424
6-Month GBP-LIBOR	Pay	1.00	Semi-Annually	06/17/2050	GBP	4,700,000	(307,844)	85,819	(393,663)
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	09/24/2026	JPY	252,000,000	(9,436)	335	(9,771)
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	10/22/2038	JPY	90,000,000	(170)	(53,097)	52,927
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/18/2026	JPY	560,000,000	(7,786)	(238)	(7,548)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	(2,954)	—	(2,954)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	(3,077)	—	(3,077)
6-Month JPY-LIBOR	Receive	0.07	Semi-Annually	09/18/2026	JPY	350,000,000	(6,074)	—	(6,074)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/20/2026	JPY	104,000,000	(2,917)	—	(2,917)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/13/2026	JPY	210,000,000	(6,492)	—	(6,492)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	09/13/2026	JPY	420,000,000	(13,712)	—	(13,712)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	08/28/2039	JPY	90,000,000	(16,331)	—	(16,331)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	650,000,000	(94,652)	51,283	(145,935)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	410,000,000	(59,326)	7,700	(67,026)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,260,000,000	(461,199)	(76,260)	(384,939)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	1,120,000,000	(228,437)	(47,543)	(180,894)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(200,210)	(25,737)	(174,473)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	(73,942)	17,333	(91,275)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	740,000,000	226,262	36,282	189,980
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(172,004)	(27,600)	(144,404)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	260,000,000	(234,491)	15,552	(250,043)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	522,000,000	(507,935)	13,736	(521,671)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	767,200,000	(747,054)	38,963	(786,017)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	60,000,000	(62,411)	192	(62,603)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	90,000,000	(96,274)	—	(96,274)

Total							$(2,664,887)	$66,578	$(2,731,465)

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2020 (P)	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 4.25%, 01/07/2025	HSBC	1.00%	Quarterly	03/20/2020	0.29%	USD	1,600,000	$3,446	$1,062	$2,384
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.73	USD	1,900,000	(55,136)	(66,361)	11,225
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	GSI	1.00	Quarterly	12/20/2024	0.65	USD	1,500,000	26,838	9,009	17,829

Total								$(24,852)	$(56,290)	$31,438

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	MLI	0.50%	Monthly	09/17/2058	USD	3,600,000	$37,874	$(133,811)	$171,685

Value
OTC Swap Agreements, at value (Assets)	$68,158
OTC Swap Agreements, at value (Liabilities)	$(55,136)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	915	03/31/2020	$108,910,325	$110,093,086	$1,182,761	$—
10-Year U.S. Treasury Note	38	03/20/2020	4,984,104	5,002,937	18,833	—
Euro-BTP Italy Government Bond	340	03/06/2020	52,356,713	53,446,804	1,090,091	—
German Euro Bund	192	03/06/2020	36,875,170	37,272,581	397,411	—
German Euro BUXL	18	03/06/2020	4,064,109	4,210,174	146,065	—
OTC Call Options Exercise Price EUR 167.00 on German Euro Bund Futures	59	02/21/2020	819	—	—	(819)
OTC Call Options Exercise Price EUR 187.00 on German Euro Bund Futures	11	02/21/2020	132	122	—	(10)
OTC Call Options Exercise Price EUR 188.00 on German Euro Bund Futures	1	02/21/2020	12	11	—	(1)
OTC Call Options Exercise Price EUR 189.00 on German Euro Bund Futures	40	02/21/2020	482	444	—	(38)
OTC Call Options Exercise Price EUR 190.00 on German Euro Bund Futures	101	02/21/2020	1,177	1,120	—	(57)
OTC Put Options Exercise Price EUR 101.00 on German Euro Bund Futures	230	02/21/2020	2,691	2,551	—	(140)
OTC Put Options Exercise Price EUR 102.00 on German Euro Bund Futures	26	02/21/2020	313	288	—	(25)
OTC Put Options Exercise Price EUR 153.00 on German Euro Bund Futures	150	02/21/2020	1,807	1,664	—	(143)
OTC Put Options Exercise Price EUR 156.00 on German Euro Bund Futures	19	02/21/2020	229	211	—	(18)
OTC Put Options Exercise Price EUR 157.00 on German Euro Bund Futures	62	02/21/2020	723	688	—	(35)
OTC Put Options Exercise Price EUR 158.00 on German Euro Bund Futures	1	02/21/2020	12	11	—	(1)

Total					$2,835,161	$(1,287)

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month EURIBOR	(163)	09/14/2020	$(45,488,564)	$(45,397,139)	$91,425	$—
3-Month EURIBOR	(115)	12/14/2020	(32,071,961)	(32,030,251)	41,710	—
30-Year U.S. Treasury Bond	(201)	03/20/2020	(31,944,585)	(32,869,781)	—	(925,196)
Euro OAT	(153)	03/06/2020	(28,048,698)	(28,374,655)	—	(325,957)
OTC Call Options Exercise Price EUR 171.50 on German Euro Bund Futures	(42)	03/27/2020	(56,965)	(37,264)	19,701	—
OTC Put Options Exercise Price EUR 173.00 on German Euro Bund Futures	(37)	02/21/2020	(10,224)	(5,745)	4,479	—
U.K. Gilt	(91)	03/27/2020	(15,910,434)	(16,215,131)	—	(304,697)

Total					$157,315	$(1,555,850)

Total Futures Contracts					$2,992,476	$(1,557,137)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/14/2020	JPY	147,700,000	USD	1,367,167	$—	$(3,019)
BCLY	02/14/2020	GBP	578,000	USD	774,468	—	(10,943)
BNP	02/04/2020	USD	1,351,571	CAD	1,786,000	2,034	—
BNP	02/04/2020	USD	609,674	EUR	547,000	2,877	—
BNP	02/04/2020	EUR	951,000	USD	1,047,783	7,179	—
BNP	02/14/2020	JPY	72,800,000	USD	674,169	—	(1,793)
BNP	03/03/2020	CAD	1,786,000	USD	1,351,531	—	(2,035)
BNP	03/18/2020	CNH	20,886,096	USD	3,014,068	—	(35,157)
BNP	04/02/2020	USD	9,056,036	BRL	37,300,000	375,130	—
BNP	04/22/2020	USD	2,157,541	MXN	41,551,000	—	(15,010)
BOA	02/04/2020	USD	1,508,608	AUD	2,172,000	54,584	—
BOA	02/04/2020	AUD	7,157,000	USD	4,934,365	—	(143,183)
BOA	02/04/2020	CAD	3,079,000	USD	2,336,115	—	(9,562)
BOA	02/04/2020	EUR	23,464,000	USD	25,864,367	164,671	—
BOA	03/03/2020	USD	2,336,071	CAD	3,079,000	9,590	—
BOA	03/03/2020	USD	25,908,855	EUR	23,464,000	—	(165,400)
BOA	03/18/2020	CNH	26,899,232	USD	3,867,016	15,555	(46,027)
CITI	02/04/2020	USD	938,795	CAD	1,242,000	315	—
CITI	02/04/2020	AUD	4,109,000	USD	2,836,414	—	(85,685)
CITI	02/04/2020	EUR	377,000	USD	416,119	2,094	—
CITI	02/04/2020	CAD	1,242,000	USD	939,160	—	(681)
CITI	02/14/2020	GBP	4,862,000	USD	6,340,127	82,464	—
CITI	03/03/2020	CAD	1,242,000	USD	938,767	—	(316)
CITI	03/18/2020	CNH	17,195,000	USD	2,494,195	—	(41,731)
CITI	04/02/2020	USD	4,561,889	BRL	18,800,000	186,526	—
CITI	07/02/2020	USD	3,989,707	BRL	16,900,000	73,750	—
DUB	03/18/2020	USD	7,917,322	CNH	57,040,343	—	(218,145)
HSBC	02/04/2020	USD	4,865,263	CAD	6,311,000	96,547	—
HSBC	02/04/2020	EUR	321,000	USD	356,164	—	(73)
HSBC	02/14/2020	USD	32,525,056	GBP	25,255,000	—	(836,221)
HSBC	02/14/2020	JPY	2,425,800,000	USD	22,410,584	—	(6,054)
HSBC	03/18/2020	CNH	26,955,279	USD	3,856,692	19,207	(31,361)
HSBC	04/22/2020	MXN	42,231,000	USD	2,145,884	62,221	—
JPM	02/04/2020	GBP	5,743,000	USD	7,518,410	66,008	—
JPM	02/04/2020	CAD	5,018,000	USD	3,816,110	—	(24,411)
JPM	03/18/2020	CNH	16,874,000	USD	2,444,348	—	(37,668)
RBS	03/18/2020	USD	10,646,093	CNH	76,782,818	—	(305,174)
SCB	02/04/2020	USD	7,478,403	GBP	5,743,000	—	(106,016)
SCB	03/03/2020	GBP	5,743,000	USD	7,484,639	105,520	—
SCB	03/18/2020	CNH	25,360,751	USD	3,666,083	—	(48,967)
UBS	02/04/2020	USD	6,136,631	AUD	9,094,000	48,743	—
UBS	02/04/2020	USD	27,512,127	EUR	24,566,000	260,620	—
UBS	03/03/2020	AUD	9,094,000	USD	6,140,178	—	(49,098)

Total						$1,635,635	$(2,223,730)

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$78,037,204	$—	$78,037,204
Certificate of Deposit	—	3,800,000	—	3,800,000
Corporate Debt Securities	—	319,165,385	—	319,165,385
Foreign Government Obligations	—	43,917,983	—	43,917,983
Mortgage-Backed Securities	—	50,608,548	—	50,608,548
Municipal Government Obligations	—	3,320,914	—	3,320,914
U.S. Government Agency Obligations	—	323,445,732	—	323,445,732
U.S. Government Obligations	—	224,087,553	—	224,087,553
Common Stock	399	—	—	399
Other Investment Company	7,362,020	—	—	7,362,020
Repurchase Agreement	—	149,679	—	149,679
Exchange-Traded Options Purchased	3,056	—	—	3,056
Over-the-Counter Options Purchased	—	1	—	1

Total Investments	$7,365,475	$1,046,532,999	$—	$1,053,898,474

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$109,963	$—	$109,963
Centrally Cleared Interest Rate Swap Agreements	—	651,894	—	651,894
Over-the-Counter Credit Default Swap Agreements	—	68,158	—	68,158
Futures Contracts (T)	2,992,476	—	—	2,992,476
Forward Foreign Currency Contracts (T)	—	1,635,635	—	1,635,635

Total Other Financial Instruments	$2,992,476	$2,465,650	$—	$5,458,126

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(145,753,864)	$—	$(145,753,864)
Exchange-Traded Options Written	(58,436)	—	—	(58,436)
Over-the-Counter Foreign Exchange Options Written	—	(200,746)	—	(200,746)
Centrally Cleared Credit Default Swap Agreements	—	(1,174,522)	—	(1,174,522)
Centrally Cleared Interest Rate Swap Agreements	—	(3,316,781)	—	(3,316,781)
Over-the-Counter Credit Default Swap Agreements	—	(55,136)	—	(55,136)
Futures Contracts (T)	(1,557,137)	—	—	(1,557,137)
Forward Foreign Currency Contracts (T)	—	(2,223,730)	—	(2,223,730)

Total Other Financial Instruments	$(1,615,573)	$(152,724,779)	$—	$(154,340,352)

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $187,648,646, representing 30.9% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the total value of Regulation S securities is $30,899,940, representing 5.1% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,209,441. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Securities are subject to sale-buyback transactions.
(I)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements and forward foreign currency contracts. The total value of such securities is $1,880,691.
(J)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $2,115,143.
(K)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $3,574,648.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Non-income producing security.
(N)	Rates disclosed reflect the yields at January 31, 2020.
(O)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (offshore)
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CMBS	Commercial Mortgage-Backed Securities
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 16.3%
AIMCO CLO Trust
Series 2018-AA, Class B,
3-Month LIBOR + 1.40%, 3.24% (A), 04/17/2031 (B)	$ 500,000	$ 495,498
Series 2018-AA, Class D,
3-Month LIBOR + 2.55%, 4.39% (A), 04/17/2031 (B)	1,500,000	1,458,020
Ally Auto Receivables Trust
Series 2019-4, Class A4,
1.92%, 01/15/2025	1,700,000	1,715,594
American Express Credit Account Master Trust
Series 2017-6, Class A,
2.04%, 05/15/2023	1,000,000	1,003,087
Series 2018-4, Class A,
2.99%, 12/15/2023	1,425,000	1,451,580
Series 2018-8, Class A,
3.18%, 04/15/2024	3,146,000	3,231,289
Series 2019-1, Class A,
2.87%, 10/15/2024	4,000,000	4,116,922
Series 2019-2, Class A,
2.67%, 11/15/2024	2,000,000	2,050,496
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023	1,880,000	1,911,940
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class E,
3-Month LIBOR + 8.40%, 10.31% (A), 05/15/2030 (B)	3,400,000	3,186,946
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 9.10% (A), 10/15/2030 (B)	4,000,000	3,436,592
Avery Point VI CLO, Ltd.
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 8.69% (A), 08/05/2027 (B)	2,000,000	1,790,216
BA Credit Card Trust
Series 2017-A2, Class A2,
1.84%, 01/17/2023	1,000,000	1,000,803
Series 2018-A1, Class A1,
2.70%, 07/17/2023	1,500,000	1,517,321
Series 2018-A2, Class A2,
3.00%, 09/15/2023	960,000	976,402
Beechwood Park CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.33%, 3.23% (A), 01/17/2033 (B)	5,000,000	5,014,215
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class B,
3-Month LIBOR + 1.85%, 3.68% (A), 07/15/2032 (B)	400,000	400,856
BMW Vehicle Lease Trust
Series 2019-1, Class A4,
2.92%, 08/22/2022	1,730,000	1,758,509

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Canyon Capital CLO, Ltd.
Series 2019-2A, Class A,
3-Month LIBOR + 1.37%, 3.46% (A), 10/15/2032 (B)	$ 500,000	$ 501,745
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4,
1.99%, 07/17/2023	2,000,000	2,004,518
Series 2019-A1, Class A1,
2.84%, 12/15/2024	2,240,000	2,300,024
Series 2019-A2, Class A2,
1.72%, 08/15/2024	3,864,000	3,886,409
Capital One Prime Auto Receivables Trust
Series 2019-1, Class A4,
2.56%, 10/15/2024	1,650,000	1,689,251
Series 2019-2, Class A3,
1.92%, 05/15/2024	1,966,000	1,980,392
CarMax Auto Owner Trust
Series 2017-4, Class A4,
2.33%, 05/15/2023	3,100,000	3,131,455
Series 2018-4, Class A3,
3.36%, 09/15/2023	570,000	584,240
Series 2019-2, Class A3,
2.68%, 03/15/2024	1,155,000	1,176,898
Series 2019-3, Class A3,
2.18%, 08/15/2024	2,000,000	2,025,602
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class C,
3-Month LIBOR + 1.75%, 3.57% (A), 01/20/2031 (B)	750,000	721,109
Series 2018-7A, Class D,
3-Month LIBOR + 2.55%, 4.37% (A), 01/20/2031 (B)	3,000,000	2,855,502
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class A,
3-Month LIBOR + 1.34%, 3.47% (A), 10/20/2032 (B)	325,000	325,306
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7,
3.96%, 10/13/2030	1,000,000	1,150,933
Discover Card Execution Note Trust
Series 2019-A1, Class A1,
3.04%, 07/15/2024	3,040,000	3,129,953
Dryden 53 CLO, Ltd.
Series 2017-53A, Class B,
3-Month LIBOR + 1.40%, 3.23% (A), 01/15/2031 (B)	1,400,000	1,399,157
Dryden 55 CLO, Ltd.
Series 2018-55A, Class F,
3-Month LIBOR + 7.20%, 9.03% (A), 04/15/2031 (B)	3,000,000	2,655,984
Dryden 80 CLO, Ltd.
Series 2019-80A, Class A1,
3-Month LIBOR + 1.33%, 3.21% (A), 01/17/2033 (B)	5,500,000	5,512,397
Series 2019-80A, Class B,
3-Month LIBOR + 1.90%, 3.78% (A), 01/17/2033 (B)	4,000,000	4,020,420
Elm CLO, Ltd.
Series 2014-1A, Class CRR,
3-Month LIBOR + 2.35%, 4.19% (A), 01/17/2029 (B)	1,000,000	999,985

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	$ 1,635,000	$ 1,633,829
Ford Credit Floorplan Master Owner Trust
Series 2017-3, Class A,
2.48%, 09/15/2024	2,750,000	2,810,548
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A4,
2.13%, 03/16/2023 (B)	300,000	302,005
Series 2019-3, Class A3,
2.18%, 04/16/2024	4,040,000	4,088,899
Series 2020-1, Class A3,
1.84%, 09/16/2024 (C)	800,000	805,762
Greenwood Park CLO, Ltd.
Series 2018-1A, Class E,
3-Month LIBOR + 4.95%, 6.78% (A), 04/15/2031 (B)	1,500,000	1,439,748
Hayfin Kingsland VIII, Ltd.
Series 2018-8A, Class A,
3-Month LIBOR + 1.12%, 2.94% (A), 04/20/2031 (B)	650,000	646,458
Series 2018-8A, Class B,
3-Month LIBOR + 1.48%, 3.30% (A), 04/20/2031 (B)	725,000	715,782
Hertz Vehicle Financing II, LP
Series 2017-1A, Class A,
2.96%, 10/25/2021 (B)	1,408,000	1,417,322
Series 2019-3A, Class A,
2.67%, 12/26/2025 (B)	1,470,000	1,500,078
Honda Auto Receivables Owner Trust
Series 2019-1, Class A3,
2.83%, 03/20/2023	1,120,000	1,140,704
Series 2019-2, Class A4,
2.54%, 03/21/2025	2,000,000	2,047,613
HPS Loan Management, Ltd.
Series 15A-19, Class B,
3-Month LIBOR + 1.80%, 3.60% (A), 07/22/2032 (B)	1,000,000	1,002,900
Madison Park Funding XXX, Ltd.
Series 2018-30A, Class C,
3-Month LIBOR + 1.70%, 3.53% (A), 04/15/2029 (B)	475,000	473,277
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class B1,
3-Month LIBOR + 1.85%, 1.85% (A), 01/15/2033 (B)	8,000,000	8,034,888
Magnetite VIII, Ltd.
Series 2014-8A, Class FR2,
3-Month LIBOR + 7.44%, 9.27% (A), 04/15/2031 (B)	2,000,000	1,882,278
Magnetite XXIV, Ltd.
Series 2019-24A, Class B,
3-Month LIBOR + 1.85%, 3.76% (A), 01/15/2033 (B)	2,250,000	2,260,220
Marble Point CLO, Ltd.
Series 2018-2A, Class A1,
3-Month LIBOR + 1.33%, 3.15% (A), 01/20/2032 (B)	4,750,000	4,754,109

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mariner CLO LLC
Series 2015-1A, Class CR,
3-Month LIBOR + 2.50%, 4.32% (A), 04/20/2029 (B)	$ 3,000,000	$ 2,999,964
Mariner CLO, Ltd.
Series 2018-5A, Class E,
3-Month LIBOR + 5.65%, 7.44% (A), 04/25/2031 (B)	4,000,000	3,907,740
Mercedes-Benz Auto Lease Trust
Series 2018-B, Class A4,
3.31%, 07/15/2024	2,619,000	2,663,425
Series 2019-A, Class A4,
3.25%, 10/15/2024	313,000	319,307
Neuberger Berman CLO, Ltd.
3-Month LIBOR + 1.03%, 1.00% (A), 01/28/2030 (B) (D)	2,425,000	2,425,000
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class A1,
3-Month LIBOR + 1.32%, 0.00% (A), 01/20/2033 (B)	7,550,000	7,587,871
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A4,
2.11%, 05/15/2023	1,000,000	1,004,311
Series 2017-B, Class A4,
1.95%, 10/16/2023	1,000,000	1,004,056
Series 2018-A, Class A3,
2.65%, 05/16/2022	1,362,914	1,370,057
Series 2019-C, Class A3,
1.93%, 07/15/2024	2,000,000	2,016,506
Octagon Investment Partners 18-R, Ltd.
Series 2018-18A, Class E,
3-Month LIBOR + 8.25%, 10.09% (A), 04/16/2031 (B)	1,625,000	1,392,214
OHA Credit Funding 3, Ltd.
Series 2019-3A, Class B1,
3-Month LIBOR + 1.80%, 3.62% (A), 07/20/2032 (B)	1,500,000	1,504,116
OHA Loan Funding, Ltd.
3-Month LIBOR + 1.26%, 1.00% (A), 01/20/2033 (B)	1,000,000	1,000,000
3-Month LIBOR + 1.60%, 1.00% (A), 01/20/2033 (B)	2,375,000	2,375,000
Series 2015-1A, Class B1R2,
3-Month LIBOR + 1.90%, 3.75% (A), 11/15/2032 (B)	3,000,000	3,013,620
Post CLO, Ltd.
Series 2018-1A, Class C,
3-Month LIBOR + 2.00%, 3.84% (A), 04/16/2031 (B)	3,075,000	3,047,919
RR 7, Ltd.
Series 2019-7A, Class A1B,
3-Month LIBOR + 1.65%, 3.48% (A), 01/15/2033 (B)	7,100,000	7,112,233
Series 2019-7A, Class A2,
3-Month LIBOR + 2.00%, 3.83% (A), 01/15/2033 (B)	4,675,000	4,695,607

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Southwick Park CLO LLC
Series 2019-4A, Class A1,
3-Month LIBOR + 1.30%, 3.12% (A), 07/20/2032 (B)	$ 2,500,000	$ 2,504,345
Stewart Park CLO, Ltd.
Series 2015-1A, Class ER,
3-Month LIBOR + 5.28%, 7.11% (A), 01/15/2030 (B)	3,500,000	3,319,698
TCW CLO, Ltd.
3-Month LIBOR + 2.00%, 1.00% (A), 02/15/2029 (B) (D)	1,000,000	1,000,250
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A,
2.56%, 11/25/2031 (B)	2,815,000	2,916,031
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3,
2.96%, 09/15/2022	1,000,000	1,011,577
Series 2018-C, Class A4,
3.13%, 02/15/2024	900,000	929,862
Series 2019-B, Class A3,
2.57%, 08/15/2023	2,815,000	2,865,176
Verizon Owner Trust
Series 2018-1A, Class C,
3.20%, 09/20/2022 (B)	1,200,000	1,220,242
Voya CLO, Ltd.
Series 2018-1A, Class B,
3-Month LIBOR + 1.80%, 3.62% (A), 04/19/2031 (B)	750,000	728,805
Whitebox CLO, Ltd.
Series 2019-1A, Class ANA,
3-Month LIBOR + 1.41%, 3.21% (A), 07/24/2032 (B)	6,000,000	6,014,952
World Financial Network Credit Card Master Trust
Series 2019-C, Class M,
2.71%, 07/15/2026	2,200,000	2,215,418
York CLO, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 1.15%, 2.95% (A), 01/22/2031 (B)	5,000,000	4,995,005

Total Asset-Backed Securities (Cost $194,840,229)		194,684,293

CORPORATE DEBT SECURITIES - 52.3%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025 (B)	518,000	562,122
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	222,000	231,444
Lockheed Martin Corp.
3.10%, 01/15/2023	1,498,000	1,559,335
Moog, Inc.
4.25%, 12/15/2027 (B)	222,000	227,583
United Technologies Corp.
1.15%, 05/18/2024	EUR 2,325,000	2,688,205

		5,268,689

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (B)	$ 147,000	$ 149,211
United Parcel Service, Inc.
3-Month LIBOR + 0.45%, 2.36% (A), 04/01/2023	1,500,000	1,507,686

		1,656,897

Auto Components - 0.0% (E)
Allison Transmission, Inc.
5.00%, 10/01/2024 (B)	250,000	254,692
Dana, Inc.
5.38%, 11/15/2027	167,000	172,219
Delphi Technologies PLC
5.00%, 10/01/2025 (B)	91,000	100,783

		527,694

Automobiles - 0.7%
FCE Bank PLC
1.11%, 05/13/2020, MTN (F)	EUR 3,750,000	4,170,914
Tesla, Inc.
5.30%, 08/15/2025 (B) (C)	$ 250,000	252,505
Volkswagen International Finance NV
1.88%, 03/30/2027 (F)	EUR 2,900,000	3,469,156

		7,892,575

Banks - 15.1%
ADCB Finance Cayman, Ltd.
4.00%, 03/29/2023, MTN (F)	$ 1,600,000	1,672,000
4.50%, 03/06/2023, MTN (F)	600,000	630,240
Al Ahli Bank of Kuwait KSCP
3.50%, 04/05/2022 (F)	1,000,000	1,018,830
Australia & New Zealand Banking Group, Ltd.
Fixed until 07/22/2025, 2.95% (A), 07/22/2030 (B)	261,000	264,589
Fixed until 06/15/2026 (G), 6.75% (A) (B)	563,000	646,746
Banco Bilbao Vizcaya Argentaria SA
1.38%, 05/14/2025, MTN (F)	EUR 2,200,000	2,573,889
Fixed until 03/05/2025 (G), 6.50% (A)	$ 1,309,000	1,394,085
Banco de Credito e Inversiones SA
3.50%, 10/12/2027 (F)	1,500,000	1,546,419
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa
4.38%, 04/11/2027 (F)	1,800,000	1,903,500
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/2023, MTN (F)	1,000,000	1,021,500
Banco Santander SA
3-Month LIBOR + 1.12%, 2.97% (A), 04/12/2023	1,000,000	1,008,528
3.31%, 06/27/2029	200,000	213,206
3-Month LIBOR + 1.56%, 3.41% (A), 04/11/2022	1,000,000	1,019,899
Fixed until 09/11/2021 (G), 6.25% (A) (F)	EUR 1,000,000	1,186,639
Bank of America Corp.
3-Month LIBOR + 0.38%, 2.19% (A), 01/23/2022	$ 1,000,000	1,001,450
2.38%, 06/19/2024, MTN (F)	EUR 2,895,000	3,534,786
Fixed until 10/22/2024, 2.46% (A), 10/22/2025, MTN	$ 711,000	726,347
2.63%, 04/19/2021, MTN	1,934,000	1,957,111
3-Month LIBOR + 1.16%, 2.98% (A), 01/20/2023, MTN	2,000,000	2,033,049
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	455,000	496,591

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America NA
Fixed until 01/25/2022, 3.34% (A), 01/25/2023	$ 282,000	$ 290,447
Bank of China, Ltd.
5.00%, 11/13/2024 (C) (F)	1,000,000	1,101,912
Bank of Montreal
2.05%, 11/01/2022, MTN	949,000	957,982
Bank of Nova Scotia
3-Month LIBOR + 0.62%, 2.52% (A), 09/19/2022	1,000,000	1,009,776
BankUnited, Inc.
4.88%, 11/17/2025	418,000	467,087
Barclays PLC
Fixed until 09/15/2023 (G), 7.75% (A)	3,150,000	3,449,250
Fixed until 03/15/2022 (G), 7.88% (A) (F)	4,000,000	4,330,000
Fixed until 06/15/2024 (G), 8.00% (A)	2,963,000	3,344,071
BNP Paribas SA
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	676,000	694,710
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	1,804,000	1,975,025
Fixed until 03/14/2022 (G), 6.75% (A) (B)	3,305,000	3,511,562
Fixed until 08/16/2028 (G), 7.00% (A) (B)	1,410,000	1,667,325
Fixed until 03/30/2021 (G), 7.63% (A) (B)	400,000	421,000
BPCE SA
3-Month LIBOR + 1.22%, 3.12% (A), 05/22/2022 (B)	2,000,000	2,032,545
4.63%, 07/18/2023 (F)	EUR 4,000,000	5,104,289
Canadian Imperial Bank of Commerce
3-Month LIBOR + 0.32%, 2.08% (A), 02/02/2021	$ 2,500,000	2,504,243
2.25%, 01/28/2025	557,000	562,174
CBQ Finance, Ltd.
5.00%, 05/24/2023, MTN (F)	1,900,000	2,038,130
Citigroup, Inc.
3-Month LIBOR + 1.02%, 2.93% (A), 06/01/2024	1,000,000	1,014,152
3-Month LIBOR + 1.19%, 2.95% (A), 08/02/2021	1,000,000	1,013,093
3-Month LIBOR + 1.07%, 2.96% (A), 12/08/2021	1,000,000	1,013,971
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	706,000	752,867
4.45%, 09/29/2027	393,000	441,175
Citizens Bank NA
2.25%, 03/02/2020	300,000	300,109
Citizens Financial Group, Inc.
4.30%, 12/03/2025	227,000	249,545
Construction Bank Corp.
Fixed until 05/13/2020, 3.88% (A), 05/13/2025 (F)	1,500,000	1,504,200
Credit Agricole SA
Fixed until 01/23/2024 (G), 7.88% (A) (B)	4,000,000	4,550,000
Fixed until 12/23/2025 (G), 8.13% (A) (B)	1,553,000	1,884,286
Danske Bank A/S
0.88%, 05/22/2023, MTN (F)	EUR 3,750,000	4,227,799
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 210,000	217,340
3.88%, 09/12/2023 (B)	200,000	210,369
Fixed until 06/26/2025 (G), 7.00% (A) (F)	500,000	556,875
DBS Group Holdings, Ltd.
2.85%, 04/16/2022 (B)	202,000	205,716
Fifth Third Bancorp
2.88%, 07/27/2020	1,279,000	1,284,586

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
First Abu Dhabi Bank PJSC
3.00%, 03/30/2022, MTN (F)	$ 1,300,000	$ 1,318,616
HSBC Holdings PLC
3.40%, 03/08/2021	283,000	288,041
3-Month LIBOR + 1.50%, 3.40% (A), 01/05/2022	2,000,000	2,045,818
Fixed until 03/11/2024, 3.80% (A), 03/11/2025	1,200,000	1,274,160
Fixed until 03/30/2025 (G), 6.38% (A)	3,000,000	3,281,730
ING Groep NV
3-Month LIBOR + 1.00%, 2.91% (A), 10/02/2023	1,000,000	1,013,776
Fixed until 11/16/2026 (G), 5.75% (A)	2,050,000	2,194,525
Fixed until 04/16/2025 (G), 6.50% (A)	1,500,000	1,651,800
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	543,000	544,423
3-Month LIBOR + 0.55%, 2.44% (A), 03/09/2021	3,000,000	3,001,223
2.55%, 10/29/2020	1,284,000	1,290,791
Fixed until 04/01/2022, 3.21% (A), 04/01/2023	1,076,000	1,107,625
Fixed until 01/23/2028, 3.51% (A), 01/23/2029	522,000	566,171
3-Month LIBOR + 3.47%, 5.24% (A), 04/30/2020 (G)	1,549,000	1,558,309
Kreditanstalt fuer Wiederaufbau
1.63%, 03/15/2021	729,000	730,211
Lloyds Banking Group PLC
Fixed until 01/15/2023, 0.63% (A), 01/15/2024, MTN (F)	EUR 3,930,000	4,406,840
Fixed until 06/27/2026 (G), 6.75% (A)	$ 1,881,000	2,102,018
Fixed until 06/27/2024 (G), 7.50% (A)	3,300,000	3,698,145
Malayan Banking Bhd.
Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (F)	1,200,000	1,226,508
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	678,000	717,259
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	968,000	983,075
National Australia Bank, Ltd.
3-Month LIBOR + 1.00%, 2.85% (A), 07/12/2021 (B)	1,300,000	1,316,455
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	200,000	212,651
National Bank of Canada
2.15%, 10/07/2022 (B)	329,000	331,509
National Westminster Bank PLC
3-Month EURIBOR + 2.15%, 1.77% (A), 04/05/2020, MTN (G)	EUR 2,900,000	3,196,534
NatWest Markets PLC
3.63%, 09/29/2022 (B)	$ 1,192,000	1,241,084
Nordea Bank Abp
Fixed until 03/26/2026 (G), 6.63% (A) (B) (C)	2,721,000	3,069,587
Oversea-Chinese Banking Corp., Ltd.
4.25%, 06/19/2024, MTN (F)	1,300,000	1,398,254
Philippine National Bank
3.28%, 09/27/2024, MTN (C) (F)	2,000,000	2,046,875
PNC Bank NA
3-Month LIBOR + 0.50%, 2.29% (A), 07/27/2022	1,700,000	1,712,404
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB
4.63%, 09/26/2022 (F)	1,750,000	1,852,085

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
QNB Finance, Ltd.
2.13%, 09/07/2021, MTN (F)	$ 1,250,000	$ 1,243,569
3.50%, 03/28/2024, MTN (F)	550,000	570,779
Royal Bank of Canada
3-Month LIBOR + 0.47%, 2.24% (A), 04/29/2022, MTN (C)	1,000,000	1,004,847
Royal Bank of Scotland Group PLC
Fixed until 03/02/2025, 1.75% (A), 03/02/2026, MTN (F)	EUR 4,500,000	5,265,654
3-Month LIBOR + 1.55%, 3.50% (A), 06/25/2024	$ 1,000,000	1,021,030
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	413,000	429,042
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	287,000	308,317
Fixed until 08/15/2021 (G), 8.63% (A)	4,557,000	4,921,560
Shinhan Bank Co., Ltd.
3.88%, 03/24/2026, MTN (F)	2,200,000	2,340,152
Skandinaviska Enskilda Banken AB
Fixed until 05/28/2021, 2.50% (A), 05/28/2026, MTN (F)	EUR 3,250,000	3,703,352
Fixed until 05/13/2020 (G), 5.75% (A), MTN (F)	$ 2,875,000	2,892,284
Societe Generale SA
Fixed until 12/18/2023 (G), 7.88% (A) (B) (C)	2,000,000	2,260,000
Standard Chartered PLC
Fixed until 04/02/2022 (G), 7.50% (A) (B)	3,488,000	3,727,800
Sumitomo Mitsui Financial Group, Inc.
3-Month LIBOR + 0.74%, 2.56% (A), 10/18/2022	2,000,000	2,012,989
Truist Bank
3.20%, 04/01/2024	1,443,000	1,518,452
Fixed until 08/02/2021, 3.50% (A), 08/02/2022	265,000	271,730
UniCredit SpA
3-Month LIBOR + 3.90%, 5.74% (A), 01/14/2022 (B)	1,000,000	1,051,005
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B) (C)	200,000	214,214
Fixed until 04/02/2029, 7.30% (A), 04/02/2034 (B)	200,000	236,309
United Overseas Bank, Ltd.
Fixed until 09/16/2021, 3.50% (A), 09/16/2026, MTN (F)	1,300,000	1,320,735
Wells Fargo & Co.
3-Month LIBOR + 1.11%, 2.91% (A), 01/24/2023	4,000,000	4,061,438
4.30%, 07/22/2027, MTN	2,526,000	2,829,184
4.65%, 11/04/2044, MTN	393,000	474,039
Wells Fargo Bank NA
Fixed until 09/09/2021, 2.08% (A), 09/09/2022	490,000	492,083
Westpac Banking Corp.
3-Month LIBOR + 0.57%, 2.42% (A), 01/11/2023	2,000,000	2,011,811
Woori Bank
5.13%, 08/06/2028, MTN (F)	1,900,000	2,208,332
Zions Bancorp NA
3.25%, 10/29/2029	431,000	436,337

		180,942,561

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	$ 326,000	$ 385,759
Heineken NV
3.50%, 01/29/2028 (B)	914,000	992,759
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	539,000	598,596

		1,977,114

Building Products - 0.0% (E)
Standard Industries, Inc.
6.00%, 10/15/2025 (B)	375,000	391,406

Capital Markets - 3.7%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	363,000	372,128
Charles Schwab Corp.
3.85%, 05/21/2025	973,000	1,073,445
Credit Suisse AG
2.10%, 11/12/2021	378,000	380,516
Fixed until 09/18/2020, 5.75% (A), 09/18/2025 (F)	EUR 4,500,000	5,159,160
Credit Suisse Group AG
Fixed until 07/17/2024, 1.25% (A), 07/17/2025, MTN (F)	2,925,000	3,379,568
Fixed until 07/17/2023 (G), 7.50% (A) (B)	$ 1,745,000	1,922,728
Fixed until 12/11/2023 (G), 7.50% (A) (B)	1,700,000	1,927,198
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.15% (A), 02/27/2023	2,500,000	2,485,515
4.25%, 02/04/2021	151,000	153,839
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	249,000	258,338
FS Energy & Power Fund
7.50%, 08/15/2023 (B)	172,000	177,163
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	1,879,000	1,887,618
3-Month LIBOR + 1.16%, 2.97% (A), 04/23/2020	2,000,000	2,003,015
3-Month LIBOR + 1.36%, 3.15% (A), 04/23/2021	1,000,000	1,013,880
4.25%, 10/21/2025	485,000	535,873
LPL Holdings, Inc.
5.75%, 09/15/2025 (B)	325,000	338,812
Morgan Stanley
3-Month LIBOR + 0.55%, 2.45% (A), 02/10/2021, MTN	3,000,000	3,000,347
3.63%, 01/20/2027	1,121,000	1,216,224
5.50%, 07/24/2020, MTN	546,000	555,621
MSCI, Inc.
4.00%, 11/15/2029 (B)	260,000	265,525
Nomura Holdings, Inc.
3.10%, 01/16/2030	317,000	324,192
SURA Asset Management SA
4.38%, 04/11/2027 (F)	750,000	810,000
4.88%, 04/17/2024 (F)	1,550,000	1,670,125
UBS AG
3-Month LIBOR + 0.85%, 2.76% (A), 06/01/2020	1,700,000	1,704,698
Fixed until 02/12/2021, 4.75% (A), 02/12/2026, MTN (F)	EUR 3,700,000	4,283,035
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$ 1,417,000	1,447,939

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS Group AG (continued)
3-Month LIBOR + 1.22%, 3.13% (A), 05/23/2023 (B)	$ 2,000,000	$ 2,032,419
Fixed until 01/31/2024 (G), 7.00% (A) (B)	3,225,000	3,551,080

		43,930,001

Chemicals - 1.3%
Albemarle Wodgina Pty, Ltd.
3.45%, 11/15/2029 (B)	196,000	203,151
Braskem Finance BV
4.50%, 01/31/2030 (B)	1,626,000	1,634,455
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.30%, 05/01/2023 (B)	162,000	167,962
CNAC Finbridge Co., Ltd.
4.88%, 03/14/2025 (F)	1,800,000	1,969,838
Consolidated Energy Finance SA
6.88%, 06/15/2025 (B)	135,000	133,819
Dow Chemical Co.
4.80%, 11/30/2028	256,000	297,621
Eastman Chemical Co.
1.50%, 05/26/2023	EUR 1,890,000	2,195,220
Ecolab, Inc.
2.38%, 08/10/2022	$ 868,000	881,342
Equate Petrochemical BV
3.00%, 03/03/2022 (F)	1,700,000	1,711,696
Huntsman International LLC
4.50%, 05/01/2029	430,000	468,469
OCI NV
5.25%, 11/01/2024 (B)	200,000	206,000
Praxair, Inc.
2.25%, 09/24/2020	664,000	666,804
Sasol Financing USA LLC
6.50%, 09/27/2028	1,400,000	1,565,885
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR 2,890,000	3,241,480

		15,343,742

Commercial Services & Supplies - 0.2%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (B)	$ 325,000	257,563
Ashtead Capital, Inc.
4.25%, 11/01/2029 (B)	155,000	161,200
Clean Harbors, Inc.
4.88%, 07/15/2027 (B)	192,000	202,061
GW B-CR Security Corp.
9.50%, 11/01/2027 (B)	294,000	313,845
Harsco Corp.
5.75%, 07/31/2027 (B)	325,000	332,312
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 04/15/2024 (B)	350,000	364,875
5.75%, 04/15/2026 (B)	95,000	100,225
Sotheby’s
7.38%, 10/15/2027 (B) (C)	220,000	224,103
Waste Connections, Inc.
2.60%, 02/01/2030	326,000	329,993

		2,286,177

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
3.38%, 04/03/2023	407,000	426,655

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Mattamy Group Corp.
5.25%, 12/15/2027 (B)	$ 226,000	$ 236,170
Tutor Perini Corp.
6.88%, 05/01/2025 (B) (C)	144,000	135,360

		798,185

Consumer Finance - 2.3%
Altice Financing SA
5.00%, 01/15/2028 (B)	456,000	447,569
American Express Co.
3-Month LIBOR + 0.65%, 2.57% (A), 02/27/2023	2,500,000	2,518,641
3.40%, 02/22/2024	296,000	313,470
4.20%, 11/06/2025 (C)	249,000	279,192
BMW US Capital LLC
3-Month LIBOR + 0.41%, 2.26% (A), 04/12/2021 (B)	1,000,000	1,002,218
3-Month LIBOR + 0.38%, 2.28% (A), 04/06/2020 (B)	1,000,000	1,000,842
3.10%, 04/12/2021 (B)	416,000	422,949
Capital One Financial Corp.
3-Month LIBOR + 0.95%, 2.84% (A), 03/09/2022	1,000,000	1,011,535
Capital One NA
3-Month LIBOR + 1.15%, 2.92% (A), 01/30/2023	1,454,000	1,471,492
Credit Acceptance Corp.
6.63%, 03/15/2026 (B)	475,000	511,812
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	814,000	814,814
3-Month LIBOR + 0.45%, 2.35% (A), 02/22/2021 (B)	1,500,000	1,503,433
Enova International, Inc.
8.50%, 09/15/2025 (B) (C)	203,000	201,443
Ford Motor Credit Co. LLC
2.39%, 02/17/2026	EUR 3,300,000	3,747,700
3.10%, 05/04/2023	$ 427,000	430,041
3-Month LIBOR + 1.24%, 3.14% (A), 02/15/2023	500,000	494,031
4.39%, 01/08/2026, MTN	256,000	263,790
General Motors Financial Co., Inc.
3-Month LIBOR + 0.93%, 2.78% (A), 04/13/2020	1,000,000	1,001,590
3-Month LIBOR + 1.10%, 3.01% (A), 11/06/2021	1,000,000	1,005,148
3.20%, 07/06/2021	1,068,000	1,084,753
3.70%, 05/09/2023	508,000	527,881
goeasy, Ltd.
5.38%, 12/01/2024 (B)	256,000	262,080
Hyundai Capital America
3.40%, 06/20/2024 (B)	581,000	603,830
3.50%, 11/02/2026 (B)	390,000	407,079
John Deere Capital Corp.
2.35%, 01/08/2021, MTN	349,000	351,230
3-Month LIBOR + 0.55%, 2.44% (A), 06/07/2023, MTN	1,000,000	1,007,408
2.95%, 04/01/2022, MTN	670,000	688,390
3.45%, 01/10/2024, MTN	461,000	490,532
3.65%, 10/12/2023	183,000	195,798
Navient Corp.
5.00%, 03/15/2027	150,000	149,625
5.63%, 08/01/2033, MTN	260,000	235,950
PACCAR Financial Corp.
2.00%, 09/26/2022, MTN	187,000	188,807
Springleaf Finance Corp.
5.38%, 11/15/2029	118,000	122,708
6.88%, 03/15/2025	300,000	338,250

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Synchrony Financial
2.85%, 07/25/2022	$ 145,000	$ 147,814
4.50%, 07/23/2025	822,000	893,511
Toyota Motor Credit Corp.
3.45%, 09/20/2023, MTN	517,000	548,954
Volkswagen Group of America Finance LLC
2.50%, 09/24/2021 (B)	200,000	201,895

		26,888,205

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (B)	325,000	340,844
Berry Global, Inc.
4.50%, 02/15/2026 (B) (C)	169,000	171,535
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	36,000	37,170
5.38%, 01/15/2028 (B)	175,000	181,073
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	54,000	63,855
Intertape Polymer Group, Inc.
7.00%, 10/15/2026 (B) (C)	315,000	333,112
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025 (B) (C)	250,000	265,937
Sealed Air Corp.
5.13%, 12/01/2024 (B)	209,000	225,720
Silgan Holdings, Inc.
4.75%, 03/15/2025	375,000	382,500
Trivium Packaging Finance BV
8.50%, 08/15/2027 (B)	200,000	220,000

		2,221,746

Distributors - 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028 (B)	250,000	252,060
Anixter, Inc.
6.00%, 12/01/2025	383,000	405,980
Ingram Micro, Inc.
5.45%, 12/15/2024	490,000	523,297

		1,181,337

Diversified Consumer Services - 0.0% (E)
frontdoor, Inc.
6.75%, 08/15/2026 (B)	225,000	245,960

Diversified Financial Services - 0.4%
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	320,000	346,000
GE Capital International Funding Unlimited Co.
3.37%, 11/15/2025	751,000	796,670
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	159,000	158,684
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	1,116,000	1,168,041
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	1,098,000	1,147,849
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	380,000	393,300

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
USAA Capital Corp.
2.63%, 06/01/2021, MTN (B)	$ 367,000	$ 372,015
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048	268,000	273,360

		4,655,919

Diversified Telecommunication Services - 2.0%
AT&T, Inc.
3-Month LIBOR + 1.18%, 3.07% (A), 06/12/2024	2,000,000	2,035,657
3.15%, 09/04/2036	EUR 2,050,000	2,767,449
3.40%, 05/15/2025	$ 2,037,000	2,161,359
4.50%, 05/15/2035	335,000	385,541
CenturyLink, Inc.
7.50%, 04/01/2024	525,000	592,373
Cogent Communications Group, Inc.
5.38%, 03/01/2022 (B)	325,000	338,813
Hughes Satellite Systems Corp.
6.63%, 08/01/2026 (C)	396,000	438,075
Level 3 Financing, Inc.
4.63%, 09/15/2027 (B)	245,000	251,742
Ooredoo International Finance, Ltd.
3.25%, 02/21/2023, MTN (F)	2,200,000	2,247,134
Optus Finance Pty, Ltd.
1.00%, 06/20/2029, MTN (F)	EUR 2,000,000	2,314,382
Orange SA
1.88%, 09/12/2030, MTN (F)	1,400,000	1,768,353
Fixed until 02/07/2024 (G), 5.25% (A) (F)	1,895,000	2,445,794
Telesat Canada / Telesat LLC
4.88%, 06/01/2027 (B)	$ 142,000	145,884
6.50%, 10/15/2027 (B)	205,000	214,738
Verizon Communications, Inc.
1.50%, 09/19/2039	EUR 2,100,000	2,384,691
3-Month LIBOR + 1.00%, 2.89% (A), 03/16/2022	$ 1,000,000	1,016,302
3.38%, 02/15/2025	268,000	286,293
4.02%, 12/03/2029	1,405,000	1,597,022

		23,391,602

Electric Utilities - 2.2%
Duke Energy Corp.
3-Month LIBOR + 0.50%, 2.41% (A), 05/14/2021 (B)	2,000,000	2,009,288
EDP Finance BV
1.50%, 11/22/2027, MTN (C) (F)	EUR 2,200,000	2,651,303
Electricite de France SA
Fixed until 01/22/2026 (G), 5.00% (A), MTN (C) (F)	2,200,000	2,827,334
Enel Finance International NV
2.75%, 04/06/2023 (B)	$ 200,000	203,431
4.25%, 09/14/2023 (B)	200,000	214,524
Enel SA
4.88%, 06/12/2028	1,400,000	1,571,500
Engie Energia Chile SA
3.40%, 01/28/2030 (B)	253,000	255,783
Exelon Corp.
2.85%, 06/15/2020	2,556,000	2,562,967
Fenix Power Peru SA
4.32%, 09/20/2027 (F)	1,710,000	1,751,040
Florida Power & Light Co.
3-Month LIBOR + 0.40%, 2.31% (A), 05/06/2022	3,000,000	3,000,198

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Georgia Power Co.
2.00%, 09/08/2020	$ 420,000	$ 420,818
Israel Electric Corp., Ltd.
5.00%, 11/12/2024 (F)	1,650,000	1,827,375
Naturgy Finance BV
1.38%, 01/21/2025, MTN (F)	EUR 2,800,000	3,313,055
Nevada Power Co.
2.75%, 04/15/2020	$ 239,000	239,406
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (B)	300,000	312,816
NTPC, Ltd.
4.38%, 11/26/2024, MTN (F)	1,310,000	1,397,493
Southern California Edison Co.
Fixed until 02/01/2022 (G), 6.25% (A)	1,229,000	1,273,097
Talen Energy Supply LLC
6.63%, 01/15/2028 (B)	136,000	136,000
7.25%, 05/15/2027 (B)	152,000	155,800
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	370,000	381,100

		26,504,328

Electrical Equipment - 0.9%
Emerson Electric Co.
0.38%, 05/22/2024	EUR 2,880,000	3,254,207
EnerSys
5.00%, 04/30/2023 (B)	$ 340,000	357,850
Hubbell, Inc.
3.35%, 03/01/2026	282,000	294,181
Siemens Financieringsmaatschappij NV
3-Month LIBOR + 0.61%, 2.50% (A), 03/16/2022 (B)	2,000,000	2,012,552
2.88%, 03/10/2028, MTN (C) (F)	EUR 2,895,000	3,949,031
3.25%, 05/27/2025 (B)	$ 1,010,000	1,079,447

		10,947,268

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
4.00%, 04/01/2025	260,000	276,757
Jabil, Inc.
3.60%, 01/15/2030	246,000	252,684
Trimble, Inc.
4.75%, 12/01/2024	44,000	48,376
4.90%, 06/15/2028	677,000	763,771

		1,341,588

Energy Equipment & Services - 0.2%
Calfrac Holdings, LP
8.50%, 06/15/2026 (B)	96,000	36,480
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	411,000	399,698
6.50%, 10/01/2025	150,000	146,250
Hanwha Energy USA Holdings Corp.
2.38%, 07/30/2022 (B)	295,000	298,856
Hi-Crush, Inc.
9.50%, 08/01/2026 (B)	430,000	180,600
Nine Energy Service, Inc.
8.75%, 11/01/2023 (B)	288,000	244,080
Pattern Energy Group, Inc.
5.88%, 02/01/2024 (B)	382,000	392,505
Pioneer Energy Services Corp.
6.13%, 03/15/2022	625,000	143,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	$ 333,000	$ 365,590
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	103,000	107,120

		2,314,929

Entertainment - 0.3%
Netflix, Inc.
4.38%, 11/15/2026 (C)	508,000	533,908
4.88%, 06/15/2030 (B)	505,000	526,778
TWDC Enterprises 18 Corp.
3-Month LIBOR + 0.13%, 2.03% (A), 03/04/2020, MTN (C)	1,000,000	1,000,305
3-Month LIBOR + 0.19%, 2.08% (A), 06/05/2020, MTN	2,000,000	2,001,768

		4,062,759

Equity Real Estate Investment Trusts - 0.8%
American Tower Corp.
2.25%, 01/15/2022	1,714,000	1,726,658
3.60%, 01/15/2028	52,000	55,650
Columbia Property Trust Operating Partnership, LP
4.15%, 04/01/2025	243,000	259,821
Crown Castle International Corp.
4.30%, 02/15/2029	281,000	317,596
CTR Partnership, LP / CareTrust Capital Corp.
5.25%, 06/01/2025	373,000	386,987
Duke Realty, LP
2.88%, 11/15/2029	110,000	113,071
ESH Hospitality, Inc.
4.63%, 10/01/2027 (B)	275,000	276,375
5.25%, 05/01/2025 (B)	224,000	229,600
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (B)	495,000	519,750
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027	251,000	279,238
MPT Operating Partnership, LP / MPT Finance Corp.
5.00%, 10/15/2027	200,000	210,240
Sabra Health Care, LP
3.90%, 10/15/2029	334,000	344,020
4.80%, 06/01/2024	231,000	247,775
5.13%, 08/15/2026	425,000	464,808
Simon Property Group, LP
3.38%, 12/01/2027	39,000	42,004
Unibail-Rodamco-Westfield SE
Fixed until 07/25/2023 (G), 2.13% (A) (F)	EUR 2,900,000	3,308,711
VICI Properties, LP / VICI Note Co., Inc.
3.75%, 02/15/2027 (B) (D)	$ 160,000	160,800
4.25%, 12/01/2026 (B)	61,000	62,606
4.63%, 12/01/2029 (B)	92,000	96,140
WEA Finance LLC
2.88%, 01/15/2027 (B)	199,000	203,561

		9,305,411

Food & Staples Retailing - 0.3%
Albertsons Cos., Inc. / Safeway, Inc.
5.75%, 03/15/2025	308,000	318,786

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Costco Wholesale Corp.
2.15%, 05/18/2021	$ 1,828,000	$ 1,842,747
Walmart, Inc.
2.55%, 04/11/2023	680,000	699,850
3.05%, 07/08/2026	466,000	498,623

		3,360,006

Food Products - 1.2%
Conagra Brands, Inc.
7.00%, 10/01/2028	267,000	345,639
Dole Food Co., Inc.
7.25%, 06/15/2025 (B)	260,000	253,500
Gruma SAB de CV
4.88%, 12/01/2024 (F)	1,200,000	1,299,000
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	87,000	90,088
5.88%, 07/15/2024 (B)	230,000	235,750
Kraft Heinz Foods Co.
2.80%, 07/02/2020	80,000	80,158
3.95%, 07/15/2025	278,000	298,468
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024 (B)	255,000	267,750
Land O’ Lakes, Inc.
7.00%, 09/18/2028 (B) (G)	4,820,000	4,434,400
Mondelez International, Inc.
1.63%, 03/08/2027	EUR 2,175,000	2,629,482
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	$ 225,000	244,774
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (B)	230,000	243,961
Post Holdings, Inc.
5.50%, 03/01/2025 (B)	375,000	388,436
Sigma Alimentos SA de CV
4.13%, 05/02/2026 (F)	500,000	523,750
Sigma Finance BV
4.88%, 03/27/2028 (F)	1,350,000	1,471,912
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	232,000	246,385
5.20%, 04/01/2029 (B)	99,000	113,101
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 2.34% (A), 08/21/2020	1,500,000	1,501,991

		14,668,545

Gas Utilities - 0.2%
ENN Energy Holdings, Ltd.
3.25%, 07/24/2022 (F)	1,500,000	1,514,467
Resources Gas Group, Ltd.
4.50%, 04/05/2022, MTN (F)	1,000,000	1,045,075

		2,559,542

Health Care Equipment & Supplies - 0.5%
Becton Dickinson Euro Finance Sarl
1.21%, 06/04/2026	EUR 2,350,000	2,719,211
Hologic, Inc.
4.38%, 10/15/2025 (B)	$ 375,000	381,874
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (B)	46,000	45,827
Stryker Corp.
1.00%, 12/03/2031	EUR 2,750,000	3,101,307

		6,248,219

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.7%
Centene Corp.
4.25%, 12/15/2027 (B)	$ 179,000	$ 186,608
4.63%, 12/15/2029 (B)	42,000	45,146
CHS / Community Health Systems, Inc.
6.63%, 02/15/2025 (B) (D)	208,000	210,117
CVS Health Corp.
4.10%, 03/25/2025	2,514,000	2,733,788
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	375,000	383,437
HCA, Inc.
5.25%, 06/15/2026	274,000	313,118
5.38%, 02/01/2025	550,000	614,680
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	284,000	289,953
3.25%, 09/01/2024	547,000	575,349
MPH Acquisition Holdings LLC
7.13%, 06/01/2024 (B)	250,000	242,155
UnitedHealth Group, Inc.
2.38%, 10/15/2022	1,392,000	1,415,258
3.75%, 07/15/2025	1,045,000	1,143,083

		8,152,692

Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.
4.75%, 12/01/2027 (B)	181,000	185,073
Brinker International, Inc.
5.00%, 10/01/2024 (B)	376,000	395,740
Eldorado Resorts, Inc.
6.00%, 09/15/2026	385,000	422,056
GLP Capital, LP / GLP Financing II, Inc.
5.38%, 04/15/2026	225,000	255,307
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.13%, 12/01/2024	225,000	242,438
Silversea Cruise Finance, Ltd.
7.25%, 02/01/2025 (B)	200,000	211,040
Wyndham Destinations, Inc.
5.75%, 04/01/2027	330,000	360,112
Yum! Brands, Inc.
4.75%, 01/15/2030 (B)	140,000	149,625

		2,221,391

Household Durables - 0.0% (E)
Toll Brothers Finance Corp.
4.35%, 02/15/2028 (C)	155,000	163,138

Household Products - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028	240,000	249,000
Energizer Holdings, Inc.
6.38%, 07/15/2026 (B)	375,000	399,394
Prestige Brands, Inc.
5.13%, 01/15/2028 (B)	123,000	128,535
Procter & Gamble Co.
1.90%, 10/23/2020	35,000	35,071

		812,000

Independent Power & Renewable Electricity Producers - 0.0% (E)
Calpine Corp.
4.50%, 02/15/2028 (B)	141,000	140,295
Clearway Energy Operating LLC
5.00%, 09/15/2026	250,000	257,500
5.75%, 10/15/2025	84,000	88,284

		486,079

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.7%
General Electric Co.
1.25%, 05/26/2023	EUR 6,000,000	$ 6,869,231
Honeywell International, Inc.
3-Month LIBOR + 0.37%, 2.27% (A), 08/08/2022	$ 1,000,000	1,005,158
Roper Technologies, Inc.
2.80%, 12/15/2021	790,000	804,068

		8,678,457

Insurance - 1.3%
AmWINS Group, Inc.
7.75%, 07/01/2026 (B)	380,000	414,829
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048 (C)	2,100,000	2,376,024
Athene Global Funding
3-Month LIBOR + 1.23%, 3.14% (A), 07/01/2022 (B)	1,000,000	1,019,844
Aviva PLC
Fixed until 07/05/2023, 6.13% (A), 07/05/2043, MTN (F)	EUR 4,000,000	5,216,570
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	$ 441,000	454,143
Enstar Group, Ltd.
4.95%, 06/01/2029	687,000	766,791
Liberty Mutual Group, Inc.
Fixed until 05/23/2024, 3.63% (A), 05/23/2059 (F)	EUR 3,500,000	4,046,023
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	$ 388,000	412,634
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	222,000	225,528

		14,932,386

Internet & Catalog Retail - 0.0% (E)
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (B)	365,000	356,331

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	536,000	561,841
Prosus NV
5.50%, 07/21/2025 (F)	1,300,000	1,455,220

		2,017,061

IT Services - 0.3%
Alliance Data Systems Corp.
4.75%, 12/15/2024 (B)	250,000	249,262
Global Payments, Inc.
3.80%, 04/01/2021	689,000	702,986
IBM Credit LLC
3-Month LIBOR + 0.16%, 2.05% (A), 02/05/2021	1,500,000	1,501,531
3-Month LIBOR + 0.26%, 2.08% (A), 01/20/2021	500,000	501,044

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Mastercard, Inc.
2.00%, 03/03/2025	$ 447,000	$ 451,772
Rackspace Hosting, Inc.
8.63%, 11/15/2024 (B) (C)	265,000	262,350

		3,668,945

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.88%, 10/01/2049, MTN	EUR 1,945,000	2,140,574

Machinery - 1.1%
Caterpillar Financial Services Corp.
1.95%, 11/18/2022, MTN	$ 295,000	297,453
3-Month LIBOR + 0.23%, 2.12% (A), 03/15/2021, MTN	2,000,000	2,003,733
2.55%, 11/29/2022, MTN	292,000	299,303
3.45%, 05/15/2023, MTN	330,000	348,724
CNH Industrial Capital LLC
4.20%, 01/15/2024	254,000	271,637
CNH Industrial Finance Europe SA
1.88%, 01/19/2026, MTN (F)	EUR 3,000,000	3,551,232
CNH Industrial NV
3.85%, 11/15/2027, MTN	$ 241,000	255,216
4.50%, 08/15/2023	261,000	280,731
Dover Corp.
0.75%, 11/04/2027	EUR 1,800,000	2,032,182
Illinois Tool Works, Inc.
0.63%, 12/05/2027	2,350,000	2,685,919
3.50%, 03/01/2024	$ 312,000	334,260
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	297,000	320,835

		12,681,225

Marine - 0.1%
Kirby Corp.
4.20%, 03/01/2028	147,000	160,060
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (F)	1,300,000	1,379,625

		1,539,685

Media - 1.1%
Belo Corp.
7.25%, 09/15/2027	450,000	522,000
Block Communications, Inc.
6.88%, 02/15/2025 (B)	370,000	383,413
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B)	418,000	437,333
5.38%, 06/01/2029 (B)	45,000	48,150
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 3.41% (A), 02/01/2024	377,000	388,367
5.05%, 03/30/2029	305,000	351,087
Comcast Corp.
2.35%, 01/15/2027	547,000	557,158
2.65%, 02/01/2030	189,000	194,900
4.15%, 10/15/2028	1,030,000	1,181,574
CSC Holdings LLC
5.25%, 06/01/2024	342,000	369,360
5.50%, 04/15/2027 (B)	725,000	769,406
EW Scripps Co.
5.13%, 05/15/2025 (B)	412,000	422,300

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
National CineMedia LLC
5.88%, 04/15/2028 (B)	$ 117,000	$ 122,184
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022 (B)	500,000	500,625
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (B)	744,000	771,435
Sky, Ltd.
2.50%, 09/15/2026, MTN (F)	EUR 2,500,000	3,187,846
Time Warner Cable LLC
6.55%, 05/01/2037	$ 482,000	620,266
ViacomCBS, Inc.
3.70%, 06/01/2028	456,000	489,677
WPP Finance
1.38%, 03/20/2025, MTN (F)	EUR 2,000,000	2,340,458

		13,657,539

Metals & Mining - 2.0%
Anglo American Capital PLC
1.63%, 03/11/2026, MTN (F)	3,275,000	3,819,301
BHP Billiton Finance, Ltd.
Fixed until 10/22/2024, 5.63% (A), 10/22/2079 (F)	4,080,000	5,463,916
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025	$ 282,000	273,540
Commercial Metals Co.
5.75%, 04/15/2026	390,000	410,475
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (B)	203,000	201,604
FMG Resources August 2006 Pty, Ltd.
4.50%, 09/15/2027 (B)	300,000	304,125
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	375,000	382,500
5.25%, 09/01/2029 (C)	128,000	135,680
Glencore Finance Europe, Ltd.
1.50%, 10/15/2026, MTN (C) (F)	EUR 2,945,000	3,366,278
GTL Trade Finance, Inc.
7.25%, 04/16/2044 (F)	$ 500,000	650,625
GTL Trade Finance, Inc. / Gerdau Holdings, Inc.
5.89%, 04/29/2024 (F)	1,400,000	1,556,562
GUSAP III, LP
4.25%, 01/21/2030 (B)	850,000	892,075
Mineral Resources, Ltd.
8.13%, 05/01/2027 (B)	225,000	245,813
Novelis Corp.
4.75%, 01/30/2030 (B)	83,000	83,365
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/2023 (F)	1,600,000	1,689,328
Severstal OAO Via Steel Capital SA
3.15%, 09/16/2024 (B)	1,500,000	1,513,140
5.90%, 10/17/2022 (F)	1,000,000	1,082,500
Steel Dynamics, Inc.
3.45%, 04/15/2030	180,000	185,550
Teck Resources, Ltd.
6.13%, 10/01/2035	1,734,000	2,074,276

		24,330,653

Mortgage Real Estate Investment Trusts - 0.0% (E)
AG Issuer LLC
6.25%, 03/01/2028 (B) (D)	30,000	30,000
Starwood Property Trust, Inc.
4.75%, 03/15/2025	375,000	391,913

		421,913

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
2.95%, 03/01/2030	$ 556,000	$ 570,695
Consolidated Edison Co. of New York, Inc.
4.45%, 06/15/2020	333,000	336,530
NiSource, Inc.
2.95%, 09/01/2029	394,000	405,313
Public Service Co. of Colorado
3.70%, 06/15/2028	325,000	364,243

		1,676,781

Multiline Retail - 0.2%
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (F)	2,300,000	2,378,223
Kohl’s Corp.
5.55%, 07/17/2045	238,000	255,823

		2,634,046

Oil, Gas & Consumable Fuels - 5.8%
BP Capital Markets America, Inc.
2.75%, 05/10/2023	1,295,000	1,333,542
BP Capital Markets PLC
2.97%, 02/27/2026, MTN (F)	EUR 2,905,000	3,776,020
3.51%, 03/17/2025	$ 1,018,000	1,094,475
Callon Petroleum Co.
6.38%, 07/01/2026 (C)	225,000	212,625
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	1,463,000	1,503,429
3.85%, 06/01/2027	325,000	346,975
Cenovus Energy, Inc.
4.25%, 04/15/2027	648,000	691,571
Chaparral Energy, Inc.
8.75%, 07/15/2023 (B)	416,000	147,680
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (B)	241,000	249,846
5.13%, 06/30/2027	300,000	334,271
Cheniere Energy Partners, LP
4.50%, 10/01/2029 (B)	76,000	77,330
5.25%, 10/01/2025	220,000	226,600
Chevron Corp.
3-Month LIBOR + 0.53%, 2.44% (A), 03/03/2022	1,000,000	1,008,254
Cimarex Energy Co.
4.38%, 03/15/2029	987,000	1,050,184
CNOOC Finance, Ltd.
3.00%, 05/09/2023 (C)	2,000,000	2,049,067
ConocoPhillips Co.
3-Month LIBOR + 0.90%, 2.81% (A), 05/15/2022 (C)	1,700,000	1,726,564
Ecopetrol SA
5.88%, 05/28/2045	1,100,000	1,322,200
eG Global Finance PLC
6.75%, 02/07/2025 (B)	250,000	253,125
Enable Midstream Partners, LP
4.15%, 09/15/2029	231,000	225,133
4.95%, 05/15/2028	330,000	340,361
Energy Transfer Operating, LP
4.90%, 03/15/2035	308,000	337,653
5.25%, 04/15/2029	121,000	137,054
5.50%, 06/01/2027	480,000	551,230
EnLink Midstream Partners, LP
4.85%, 07/15/2026	1,098,000	1,004,670
Fixed until 12/15/2022 (G), 6.00% (A)	1,400,000	976,500

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
2.80%, 01/31/2030	$ 700,000	$ 707,934
4.05%, 02/15/2022	870,000	907,865
Extraction Oil & Gas, Inc.
5.63%, 02/01/2026 (B)	300,000	147,000
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B)	536,000	487,760
Holly Energy Partners, LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (B) (D)	300,000	304,782
6.00%, 08/01/2024 (B)	214,000	223,673
Lonestar Resources America, Inc.
11.25%, 01/01/2023 (B)	412,000	283,250
Marathon Oil Corp.
2.80%, 11/01/2022	1,032,000	1,052,833
6.80%, 03/15/2032	257,000	328,960
MEG Energy Corp.
6.50%, 01/15/2025 (B)	375,000	392,813
7.13%, 02/01/2027 (B)	250,000	247,578
MPLX, LP
3-Month LIBOR + 1.10%, 2.99% (A), 09/09/2022	1,500,000	1,506,834
3.50%, 12/01/2022 (B)	155,000	160,433
Fixed until 02/15/2023 (G), 6.88% (A)	5,500,000	5,541,250
Murphy Oil USA, Inc.
4.75%, 09/15/2029	140,000	146,300
Noble Energy, Inc.
3.90%, 11/15/2024	868,000	925,167
Occidental Petroleum Corp.
3-Month LIBOR + 1.45%, 3.36% (A), 08/15/2022	2,000,000	2,011,183
6.45%, 09/15/2036	447,000	563,286
Oil India International Pte, Ltd.
4.00%, 04/21/2027 (F)	2,033,000	2,132,597
ONGC Videsh, Ltd.
4.63%, 07/15/2024 (F)	1,800,000	1,940,473
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028 (B)	175,000	178,955
Pertamina Persero PT
4.30%, 05/20/2023, MTN (F)	1,000,000	1,056,326
Petroleos Mexicanos
5.35%, 02/12/2028	500,000	504,525
Raizen Fuels Finance SA
5.30%, 01/20/2027 (F)	1,300,000	1,447,875
Reliance Industries, Ltd.
4.13%, 01/28/2025 (F)	1,940,000	2,076,079
Rockies Express Pipeline LLC
3.60%, 05/15/2025 (B)	349,000	351,474
Saudi Arabian Oil Co.
3.50%, 04/16/2029, MTN (F)	2,000,000	2,119,485
4.25%, 04/16/2039, MTN (F)	1,850,000	2,046,447
Sinopec Group Overseas Development, Ltd.
2.95%, 11/12/2029 (B) (C)	1,800,000	1,846,313
Southwestern Energy Co.
7.50%, 04/01/2026 (C)	201,000	167,775
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50%, 08/15/2022	238,000	209,291
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (B)	338,000	324,480
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (F)	1,000,000	1,054,008
Thaioil Treasury Center Co., Ltd.
4.63%, 11/20/2028, MTN (F)	1,800,000	2,080,363

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA
2.88%, 02/17/2022	$ 1,295,000	$ 1,327,479
TOTAL SA
Fixed until 10/06/2026 (G), 3.37% (A), MTN (F)	EUR 2,935,000	3,714,838
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (F)	$ 2,050,000	2,203,750
Transportadora de Gas Internacional SA
5.55%, 11/01/2028 (B)	1,300,000	1,507,097
Wintershall Dea Finance BV
0.84%, 09/25/2025 (F)	EUR 3,100,000	3,497,222

		68,702,112

Paper & Forest Products - 0.3%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	$ 1,400,000	1,482,600
Inversiones CMPC SA
4.38%, 05/15/2023 (F)	1,500,000	1,563,012

		3,045,612

Personal Products - 0.1%
Coty, Inc.
6.50%, 04/15/2026 (B)	400,000	417,000
First Quality Finance Co., Inc.
5.00%, 07/01/2025 (B)	380,000	397,100

		814,100

Pharmaceuticals - 0.7%
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (B)	84,000	85,050
5.25%, 01/30/2030 (B)	84,000	85,575
6.13%, 04/15/2025 (B)	725,000	745,750
Bristol-Myers Squibb Co.
3-Month LIBOR + 0.38%, 2.28% (A), 05/16/2022 (B)	2,000,000	2,007,952
3.25%, 02/20/2023 (B)	750,000	782,197
3.63%, 05/15/2024 (B)	108,000	115,462
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (B)	191,000	201,056
Endo Dac / Endo Finance LLC
6.00%, 02/01/2025 (B)	225,000	155,813
GlaxoSmithKline Capital PLC
3-Month LIBOR + 0.35%, 2.26% (A), 05/14/2021	2,000,000	2,007,409
3.13%, 05/14/2021	448,000	456,527
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	310,000	326,312
Mylan, Inc.
4.55%, 04/15/2028	338,000	373,147
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	732,000	770,229

		8,112,479

Professional Services - 0.0% (E)
Korn Ferry
4.63%, 12/15/2027 (B)	42,000	42,162

Real Estate Management & Development - 0.9%
Aroundtown SA
1.45%, 07/09/2028, MTN (F)	EUR 4,200,000	4,859,392
Fixed until 01/12/2025 (G), 2.88% (A), MTN (F)	2,750,000	3,176,647

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	$ 375,000	$ 382,500
Longfor Group Holdings, Ltd.
4.50%, 01/16/2028 (F)	2,000,000	2,129,840
Newmark Group, Inc.
6.13%, 11/15/2023	230,000	252,241

		10,800,620

Road & Rail - 0.1%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (B)	325,000	353,623
Canadian National Railway Co.
2.85%, 12/15/2021	214,000	217,987
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	251,000	274,910
Kansas City Southern
2.88%, 11/15/2029	254,000	261,596

		1,108,116

Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc.
6.63%, 09/15/2027 (B)	230,000	249,837
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (B)	411,000	454,724
QUALCOMM, Inc.
3.25%, 05/20/2027	2,088,000	2,243,222

		2,947,783

Software - 0.5%
Adobe, Inc.
2.30%, 02/01/2030 (D)	696,000	705,350
Camelot Finance SA
4.50%, 11/01/2026 (B)	152,000	154,660
CDK Global, Inc.
5.88%, 06/15/2026	238,000	252,875
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	274,000	278,795
Microsoft Corp.
2.40%, 02/06/2022	2,153,000	2,190,736
3.13%, 12/06/2028	EUR 1,250,000	1,759,316
SS&C Technologies, Inc.
5.50%, 09/30/2027 (B)	$ 490,000	518,322

		5,860,054

Specialty Retail - 0.2%
Conn’s, Inc.
7.25%, 07/15/2022	120,000	119,400
Home Depot, Inc.
3-Month LIBOR + 0.31%, 2.22% (A), 03/01/2022	975,000	978,405
QVC, Inc.
4.75%, 02/15/2027 (D)	335,000	338,091
4.85%, 04/01/2024	868,000	908,093

		2,343,989

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.05%, 09/11/2026	296,000	298,924
3-Month LIBOR + 0.50%, 2.40% (A), 02/09/2022	2,000,000	2,017,233
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	520,000	607,220

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	$ 257,000	$ 246,720
NCR Corp.
5.75%, 09/01/2027 (B)	77,000	82,021
6.13%, 09/01/2029 (B)	145,000	158,217
Seagate HDD Cayman
4.75%, 01/01/2025	300,000	322,765

		3,733,100

Thrifts & Mortgage Finance - 0.0% (E)
New York Community Bancorp, Inc.
Fixed until 11/06/2023, 5.90% (A), 11/06/2028	358,000	380,669

Trading Companies & Distributors - 0.2%
GATX Corp.
3-Month LIBOR + 0.72%, 2.61% (A), 11/05/2021	1,000,000	1,004,802
4.35%, 02/15/2024	473,000	509,068
H&E Equipment Services, Inc.
5.63%, 09/01/2025	397,000	413,872

		1,927,742

Transportation Infrastructure - 0.3%
DP World PLC
5.63%, 09/25/2048 (B)	1,500,000	1,773,414
5.63%, 09/25/2048, MTN (F)	300,000	354,683
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (B)	80,000	82,757
3.95%, 03/10/2025 (B)	479,000	517,599
4.20%, 04/01/2027 (B)	238,000	260,580

		2,989,033

Wireless Telecommunication Services - 0.9%
Altice France SA
7.38%, 05/01/2026 (B)	779,000	829,697
C&W Senior Financing DAC
6.88%, 09/15/2027 (B)	425,000	456,344
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/2026 (F)	1,500,000	1,616,304
Sprint Corp.
7.88%, 09/15/2023	1,644,000	1,746,569
T-Mobile USA, Inc.
6.38%, 03/01/2025	90,000	92,897
6.50%, 01/15/2024	106,000	108,783
Vodafone Group PLC
2.88%, 11/20/2037, MTN (F)	EUR 2,000,000	2,690,603
Fixed until 04/04/2029, 7.00% (A), 04/04/2079	$ 2,614,000	3,081,954
Ypso Finance Bis Co.
6.00%, 02/15/2028 (B) (D)	400,000	401,110

		11,024,261

Total Corporate Debt Securities (Cost $609,409,101)		625,315,133

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 6.5%
Brazil - 1.2%
Brazil Government International Bond
10.25%, 01/10/2028	BRL 26,000,000	$ 7,387,045
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2023 - 01/01/2025	24,000,000	6,429,197

		13,816,242

Chile - 1.1%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 03/01/2023 (F)	CLP 5,000,000,000	6,666,250
4.50%, 03/01/2026	3,000,000,000	4,151,193
5.00%, 03/01/2035	2,000,000,000	2,968,387

		13,785,830

Colombia - 0.9%
Colombia Government International Bond
4.38%, 03/21/2023	COP 31,000,000,000	8,868,763
Colombia TES
6.00%, 04/28/2028	7,000,000,000	2,092,648

		10,961,411

Egypt - 0.3%
Egypt Government International Bond
6.59%, 02/21/2028 (F)	$ 3,700,000	3,939,153

India - 0.1%
Export-Import Bank of India
3.38%, 08/05/2026 (F)	1,300,000	1,339,528

Indonesia - 0.7%
Indonesia Treasury Bond
8.25%, 05/15/2029	IDR 100,000,000,000	8,094,691

Italy - 0.0% (E)
Republic of Italy Government International Bond
2.88%, 10/17/2029	$ 226,000	223,566

Mexico - 1.0%
Mexico Bonos
8.50%, 05/31/2029	MXN 100,000,000	5,969,199
10.00%, 12/05/2024	100,000,000	6,041,862

		12,011,061

Norway - 0.0% (E)
Kommunalbanken AS
1.75%, 09/15/2020 (B)	$ 330,000	330,422

Qatar - 1.0%
Qatar Government International Bond
4.50%, 04/23/2028 (F)	10,000,000	11,573,680

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 0.2%
Inter-American Development Bank
2.63%, 04/19/2021, MTN	$ 1,408,000	$ 1,427,654
International Bank for Reconstruction & Development
3.13%, 11/20/2025	486,000	531,792

		1,959,446

Total Foreign Government Obligations (Cost $77,253,728)		78,035,030

LOAN ASSIGNMENTS - 13.3%
Aerospace & Defense - 0.1%
TransDigm, Inc.
Term Loan F,
1-Month LIBOR + 2.50%, 4.15% (A), 06/09/2023	615,081	614,217

Air Freight & Logistics - 0.0% (E)
1199169 B.C. Unlimited Liability Co.
Term Loan B2,
3-Month LIBOR + 4.00%, 5.94% (A), 04/04/2026	369,715	370,824

Auto Components - 0.1%
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 03/20/2025	1,171,100	1,144,750
Delayed Draw Term Loan,
1-Month LIBOR + 3.25%, 3.43% (A), 03/20/2025	33,521	32,767
TI Group Automotive Systems LLC
Term Loan,
1-Month LIBOR + 2.50%, 4.15% (A), 06/30/2022	450,000	450,187

		1,627,704

Automobiles - 0.1%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.50%, 4.27% (A), 11/07/2026	343,298	344,157
CWGS Group LLC
Term Loan,
1-Month LIBOR + 2.75%, 4.48% (A), 11/08/2023	508,190	482,272
Wand NewCo 3, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.15% (A), 02/05/2026	609,432	611,973

		1,438,402

Biotechnology - 0.0% (E)
Grifols Worldwide Operations USA, Inc.
Term Loan B,
1-Week LIBOR + 2.00%, 3.56% (A), 11/15/2027	343,464	344,998

Building Products - 0.2%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 07/29/2022	612,065	614,105

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.90% (A), 12/11/2024	$ 901,539	$ 894,778
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.15% (A), 02/01/2027	1,021,000	1,022,117

		2,531,000

Capital Markets - 0.4%
Advisor Group, Inc.,
Term Loan B,
TBD, 08/01/2026 (D) (H)	220,950	220,397
Blackstone CQP Holdco, LP
Term Loan B,
3-Month LIBOR + 3.50%, 5.41% (A), 09/30/2024	944,704	944,114
Camelot US Acquisition 1 Co.
Term Loan B,
1-Month LIBOR + 3.25%, 4.90% (A), 10/31/2026	872,115	875,750
Crown Finance US, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 3.90% (A), 02/28/2025	897,885	888,906
1-Month LIBOR + 2.50%, 4.15% (A), 09/30/2026	349,125	346,507
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.25%, 4.90% (A), 02/13/2025	949,925	951,112
NEXUS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.75%, 5.45% (A), 11/09/2026	787,024	795,550

		5,022,336

Chemicals - 0.4%
Charter NEX US, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.65% (A), 05/16/2024	696,615	695,222
Chemours Co.
Term Loan B,
1-Month LIBOR + 1.75%, 3.40% (A), 04/03/2025	816,906	785,251
Hexion, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 5.41% (A), 07/01/2026	811,430	816,501
Natgasoline LLC
Term Loan B,
6-Month LIBOR + 3.50%, 5.28% (A), 11/14/2025	872,796	872,796
PQ Corp.
Term Loan B,
3-Month LIBOR + 2.50%, 4.28% (A), 02/08/2025	505,264	506,001
Starfruit Finco BV
Term Loan B,
1-Month LIBOR + 3.25%, 4.95% (A), 10/01/2025	1,252,630	1,251,377

		4,927,148

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 0.7%
Asurion LLC
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 8.15% (A), 08/04/2025	$ 63,905	$ 64,656
Term Loan B6,
1-Month LIBOR + 3.00%, 4.65% (A), 11/03/2023	512,837	514,225
Term Loan B7,
1-Month LIBOR + 3.00%, 4.65% (A), 11/03/2024	729,022	729,933
BidFair MergerRight, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 7.17% (A), 01/15/2027	876,915	876,368
BrightView Landscapes LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.19% (A), 08/15/2025	364,139	365,656
Cast and Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.65% (A), 02/09/2026	416,580	418,923
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 5.40% (A), 11/27/2026	779,320	783,948
Garda World Security Corp.
1st Lien Term Loan B,
3-Month LIBOR + 4.75%, 6.66% (A), 10/30/2026	620,560	624,128
GFL Environmental, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.65% (A), 05/30/2025	1,372,225	1,369,480
Prime Security Services Borrower LLC
Term Loan B1,
1-Month LIBOR + 3.25%, 5.01% (A), 09/23/2026	1,186,442	1,187,761
PUG LLC
Term Loan,
TBD, 01/15/2027 (D) (H)	623,204	620,089
West Corp.
Term Loan,
1-Month LIBOR + 4.00%, 5.65% (A), 10/10/2024	777,693	662,152
Term Loan B1,
1-Month LIBOR + 3.50%, 5.15% (A), 10/10/2024	256,742	217,405

		8,434,724

Communications Equipment - 0.1%
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 4.90% (A), 04/06/2026	980,140	980,140

Construction & Engineering - 0.1%
USIC Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 4.90% (A), 12/08/2023	907,435	903,465

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Finance - 0.1%
Altice Financing SA
Term Loan B,
1-Month LIBOR + 2.75%, 4.43% (A), 07/15/2025	$ 439,761	$ 435,226
Nielsen Finance LLC
Term Loan B4,
1-Month LIBOR + 2.00%, 3.70% (A), 10/04/2023	1,316,539	1,317,479

		1,752,705

Containers & Packaging - 0.3%
Berry Global, Inc.
Term Loan Y,
1-Month LIBOR + 2.00%, 3.78% (A), 07/01/2026	1,169,023	1,174,380
BWAY Holding Co.
Term Loan B,
3-Month LIBOR + 3.25%, 5.08% (A), 04/03/2024 (D)	3,061	3,035
3-Month LIBOR + 3.25%, 5.08% (A), 04/03/2024	1,190,845	1,180,797
Reynolds Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 4.40% (A), 02/05/2023	883,018	884,397

		3,242,609

Distributors - 0.1%
American Builders & Contractors Supply Co., Inc.
Term Loan,
1-Month LIBOR + 2.00%, 3.65% (A), 01/15/2027	740,119	740,296

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.40% (A), 05/18/2025	1,556,001	1,545,952

Diversified Financial Services - 0.5%
AI Ladder Subco SARL
Term Loan,
3-Month LIBOR + 4.50%, 6.44% (A), 07/09/2025	619,412	617,670
AlixPartners LLP
Term Loan B,
1-Month LIBOR + 2.75%, 4.15% (A), 04/04/2024	642,426	643,871
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 4.00%, 5.94% (A), 04/06/2026	687,669	689,732
Fastlane Parent Co., Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.45% (A), 02/04/2026	757,715	753,927
Lions Gate Capital Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.90% (A), 03/24/2025	635,200	629,642

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
Refinitiv US Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 10/01/2025	$ 1,152,445	$ 1,163,393
Stars Group Holdings BV
Incremental Term Loan,
3-Month LIBOR + 3.50%, 5.44% (A), 07/10/2025	896,905	902,184

		5,400,419

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.
Term Loan B,
TBD, 03/15/2027 (D) (H)	1,582,607	1,579,640
Coral-US Co-Borrower LLC
Term Loan B5,
TBD, 01/31/2028 (D) (H)	785,197	787,161
Intelsat Jackson Holdings SA
Term Loan B3,
6-Month LIBOR + 3.75%, 5.68% (A), 11/27/2023	1,989,000	1,976,569
Iridium Satellite LLC
Term Loan,
1-Month LIBOR + 3.75%, 5.40% (A), 11/04/2026 (D)	661,061	664,917
Level 3 Financing, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 3.40% (A), 03/01/2027	409,087	408,575
Telenet Financing LLC
Term Loan AR,
TBD, 04/24/2028 (D) (H)	883,313	879,842
Telesat Canada
Term Loan B5,
3-Month LIBOR + 2.75%, 4.63% (A), 12/07/2026	775,392	778,541

		7,075,245

Electric Utilities - 0.1%
Talen Energy Supply LLC
Term Loan B,
1-Month LIBOR + 3.75%, 5.40% (A), 07/08/2026	905,580	906,712

Electrical Equipment - 0.2%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.44% (A), 12/02/2024	849,291	849,291
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 9.41% (A), 12/01/2025	347,000	334,855
Gates Global LLC
Repriced Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 04/01/2024	975,717	972,058

		2,156,204

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components - 0.1%
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.90% (A), 08/20/2025	$ 372,488	$ 367,832
Verra Mobility Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.40% (A), 02/28/2025	355,069	357,140

		724,972

Energy Equipment & Services - 0.0% (E)
Apergy Corp.
1st Lien Term Loan,
Prime Rate + 1.50%, 4.19% (A), 05/09/2025	308,689	308,689

Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.65% (A), 04/22/2026	573,615	574,762

Equity Real Estate Investment Trusts - 0.1%
ESH Hospitality, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 3.65% (A), 09/18/2026	248,293	249,612
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 1.75%, 3.41% (A), 12/20/2024	668,167	669,698

		919,310

Food & Staples Retailing - 0.1%
Albertsons LLC
Term Loan B8,
1-Month LIBOR + 2.75%, 4.40%, 08/17/2026 (D)	1,125,640	1,127,248
Allsup’s Convenience Stores, Inc.
Term Loan,
1-Month LIBOR + 6.25%, 7.91% (A), 11/18/2024	599,000	600,498

		1,727,746

Food Products - 0.2%
Froneri International PLC
Term Loan,
TBD, 01/31/2027 (D) (H)	414,834	415,871
JBS USA Lux SA
Term Loan B,
1-Month LIBOR + 2.00%, 3.65% (A), 05/01/2026	419,670	421,419
Nomad Foods Midco, Ltd.
Term Loan B4,
3-Month LIBOR + 2.25%, 3.93% (A), 05/15/2024	882,000	882,000
Sunshine Luxembourg VII SARL
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.19% (A), 10/01/2026	1,132,691	1,136,089

		2,855,379

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 0.2%
Greatbatch, Ltd.
Term Loan B,
1-Month LIBOR + 2.50%, 4.20% (A), 10/27/2022	$ 314,062	$ 314,193
Immucor, Inc.
Term Loan B,
3-Month LIBOR + 5.00%, 6.94% (A), 06/15/2021	1,036,791	1,036,358
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 5.01% (A), 06/30/2025	1,199,828	1,184,329

		2,534,880

Health Care Providers & Services - 0.5%
DaVita, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.90% (A), 08/12/2026	405,455	406,395
Envision Healthcare Corp.
1st Lien Term Loan,
TBD, 10/10/2025 (D) (H)	945,000	794,137
HC Group Holdings II, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 6.15% (A), 08/06/2026	872,363	876,725
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 2.75%, 4.69% (A), 06/07/2023	912,459	897,062
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
1-Week LIBOR + 3.75%, 5.40% (A), 11/17/2025	914,474	918,189
Sound Inpatient Physicians
1st Lien Term Loan,
4.40% (A), 06/27/2025	819,934	820,959
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 8.40% (A), 06/26/2026	228,492	227,635
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.40% (A), 02/06/2024	411,515	326,640
Upstream Rehabilition, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 6.15% (A), 11/20/2026	396,610	397,602

		5,665,344

Health Care Technology - 0.1%
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.15% (A), 03/01/2024	842,786	842,786

Hotels, Restaurants & Leisure - 1.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B4,
1-Month LIBOR + 1.75%, 3.40% (A), 11/19/2026	522,158	521,343

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.25%, 3.81% (A), 09/15/2023	$ 248,647	$ 249,179
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 12/23/2024 (D)	1,580,733	1,579,846
ETA Australia Holdings III Pty, Ltd.
Term Loan,
1-Month LIBOR + 4.00%, 5.65% (A), 05/06/2026	429,069	431,215
Golden Nugget, Inc.
Incremental Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 10/04/2023 (D)	978,237	979,256
Hornblower Sub LLC
Term Loan B,
3-Month LIBOR + 4.50%, 6.44% (A), 04/27/2025	764,545	767,412
IRB Holding Corp
Term Loan B,
1-Month LIBOR + 2.75%, 4.38% (A), 02/05/2025	913,244	913,244
Mohegan Tribal Gaming Authority
Term Loan B,
1-Month LIBOR + 4.00%, 5.65% (A), 10/13/2023	1,259,069	1,222,556
Motion Finco SARL
Delayed Draw Term Loan B2,
0.50% (A), 11/04/2026 (D)	24,277	24,500
Term Loan B1,
3-Month LIBOR + 3.25%, 5.15% (A), 11/13/2026 (D)	358,095	361,377
NEP/NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 10/20/2025	943,479	923,824
PCI Gaming Authority
Term Loan,
1-Month LIBOR + 2.50%, 4.15% (A), 05/29/2026	352,939	353,600
PF Chang’s China Bistro, Inc.
Term Loan B,
6-Month LIBOR + 6.25%, 8.17% (A), 03/01/2026	605,001	494,084
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 4.40% (A), 08/14/2024	1,540,276	1,537,389
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 4.65% (A), 03/31/2024	1,171,154	1,172,325
Station Casinos LLC
Term Loan B,
TBD, 01/31/2027 (D) (H)	513,427	512,785
1-Month LIBOR + 2.50%, 4.15% (A), 06/08/2023	494,333	494,838
Travelport Finance SARL
2nd Lien Term Loan,
3-Month LIBOR + 9.00%, 10.95% (A), 05/28/2027	271,077	225,332
Term Loan,
3-Month LIBOR + 5.00%, 6.94% (A), 05/29/2026	1,106,808	1,000,278

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Twin River Worldwide Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 05/10/2026	$ 761,140	$ 763,233

		14,527,616

Household Durables - 0.0% (E)
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 6.00%, 7.94% (A), 12/31/2023	438,569	394,712

Household Products - 0.1%
Diamond BV
Term Loan,
1-Month LIBOR + 3.00%, 4.78% (A), 09/06/2024	1,285,819	1,247,245

Independent Power & Renewable Electricity Producers - 0.0% (E)
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.90% (A), 12/09/2021	335,766	327,372

Insurance - 0.4%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.00%, 4.65% (A), 05/09/2025	1,087,001	1,083,468
AmWINS Group, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.41% (A), 01/25/2024	867,316	873,279
Hub International, Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 4.55% (A), 04/25/2025	1,310,255	1,308,382
Hyperion Insurance Group, Ltd.
Repriced Term Loan,
1-Month LIBOR + 3.50%, 5.19% (A), 12/20/2024	382,495	384,312
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 4.90% (A), 12/31/2025	1,243,256	1,243,256

		4,892,697

IT Services - 0.3%
Moneygram International, Inc.
Term Loan B,
1-Month LIBOR + 6.00%, 7.65% (A), 06/30/2023	593,851	558,220
PI MergerCo, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 01/03/2025	1,238,451	1,241,031

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.90% (A), 11/03/2023	$ 1,493,361	$ 1,433,253
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 2.75%, 4.40% (A), 05/01/2024	865,383	868,088

		4,100,592

Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II
Term Loan,
1-Month LIBOR + 2.50%, 4.15% (A), 08/18/2022	1,315,829	1,314,890
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 09/27/2024	838,749	824,332

		2,139,222

Machinery - 0.3%
Crosby US Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.75%, 6.40% (A), 06/26/2026	917,348	912,761
Dynacast International LLC
Term Loan B2,
3-Month LIBOR + 3.25%, 5.19% (A), 01/28/2022	602,673	584,593
Gardner Denver, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 07/30/2024	414,156	415,192
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.15% (A), 03/20/2025	464,117	464,117
Shape Technologies Group, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 4.81% (A), 04/21/2025 (D)	637,413	575,266
Welbilt, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.15% (A), 10/23/2025	588,000	589,102

		3,541,031

Media - 0.9%
Charter Communications Operating LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 3.40% (A), 02/01/2027	494,972	496,621
Cogeco Communications II, LP
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 3.90% (A), 01/03/2025	924,792	925,562
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 3.93% (A), 07/17/2025	1,171,588	1,173,052
Term Loan B5,
3-Month LIBOR + 2.50%, 4.18% (A), 04/15/2027	703,284	705,262

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
E.W. Scripps Co.
Term Loan B2,
1-Month LIBOR + 2.50%, 4.15% (A), 05/01/2026	$ 340,935	$ 342,924
Gray Television, Inc.
Term Loan C,
1-Month LIBOR + 2.50%, 4.28% (A), 01/02/2026	373,843	375,323
ION Media Networks, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.69% (A), 12/18/2024	1,528,929	1,529,406
McGraw-Hill Global Education Holdings LLC
Term Loan B,
1-Month LIBOR + 4.00%, 5.65% (A), 05/04/2022	992,893	947,717
Meredith Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 01/31/2025	363,215	365,145
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.75%, 4.53% (A), 09/18/2026	580,909	583,450
Numericable Group SA
Term Loan B11,
1-Month LIBOR + 2.75%, 4.40% (A), 07/31/2025	306,089	302,973
Rentpath, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 9.00%, 10.91% (A), 12/17/2022 (I)	765,000	88,693
Terrier Media Buyer, Inc.
Term Loan B,
3-Month LIBOR + 4.25%, 6.15% (A), 12/17/2026	1,024,507	1,032,191
Univision Communications, Inc.
Term Loan C5,
1-Month LIBOR + 2.75%, 4.40% (A), 03/15/2024	900,000	887,812
UPC Broadband Holding B.V.
Term Loan B,
TBD, 04/30/2028 (D) (H)	476,712	475,988
Ziggo Financing Partnership
Term Loan I,
3-Month LIBOR + 2.50%, 4.13% (A), 04/30/2028 (D)	559,305	558,956

		10,791,075

Metals & Mining - 0.2%
Hampton Rubber Co.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.65% (A), 03/27/2021	612,518	606,393

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Metals & Mining (continued)
US Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 5.69% (A), 05/01/2025	$ 1,445,655	$ 1,276,307
WP CPP Holdings LLC
Term Loan,
3-Month LIBOR + 3.75%, 5.53% (A), 04/30/2025 (D)	812,237	791,254

		2,673,954

Oil, Gas & Consumable Fuels - 0.4%
Buckeye Partners, LP
Term Loan B,
1-Month LIBOR + 2.75%, 4.53% (A), 11/01/2026	929,000	937,322
EG America LLC
2nd Lien Term Loan,
3-Month LIBOR + 8.00%, 9.96% (A), 04/20/2026	175,229	170,849
Term Loan,
3-Month LIBOR + 4.00%, 5.96%(A), 02/07/2025	974,272	969,807
Lucid Energy Group II Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.65% (A), 02/17/2025	1,241,655	1,117,489
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 10/30/2024	490,663	483,303
Osum Production Corp.
Term Loan,
3-Month LIBOR + 9.50%, 11.45% (A), 07/31/2022	778,420	731,715

		4,410,485

Personal Products - 0.1%
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.94% (A), 04/07/2025	1,238,530	1,225,370

Pharmaceuticals - 0.5%
Akorn, Inc.
Term Loan B,
PIK Rate 0.75%, Cash Rate 8.06%, 11.81% (A), 04/16/2021 (J)	415,694	399,326
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.15% (A), 09/26/2024	917,382	873,424
Alvogen Pharma US, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 6.40% (A), 04/02/2022 (I)	572,089	497,717
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.19% (A), 05/04/2025	1,496,272	1,377,319
Bausch Health Cos., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.42% (A), 11/27/2025	946,221	949,262
1-Month LIBOR + 3.00%, 4.67% (A), 06/02/2025	125,558	126,014

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
Term Loan B2,
1-Month LIBOR + 2.25%, 3.90% (A), 05/18/2026	$ 399,038	$ 400,535
Endo Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 5.94% (A), 04/29/2024	1,076,056	1,037,856

		5,661,453

Professional Services - 0.1%
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 05/09/2024	789,211	792,131

Real Estate Management & Development - 0.3%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 4.65% (A), 08/01/2025 (D)	904,102	905,985
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.90% (A), 04/18/2024	1,320,943	1,321,877
Cushman & Wakefield U.S. Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 08/21/2025	863,622	861,463

		3,089,325

Road & Rail - 0.1%
Genesee & Wyoming Inc.
Term Loan,
3-Month LIBOR + 2.00%, 3.91% (A), 12/30/2026	341,329	343,676
PODS LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.42% (A), 12/06/2024	979,116	980,340

		1,324,016

Semiconductors & Semiconductor Equipment - 0.1%
Bright Bidco BV
Term Loan B,
1-Month LIBOR + 3.50%, 5.35% (A), 06/30/2024	1,089,408	640,935
MaxLinear, Inc.
Term Loan B,
3-Month LIBOR + 2.50%, 4.18% (A), 05/12/2024	409,814	407,765
Microchip Technology, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 3.65% (A), 05/29/2025	300,172	300,922

		1,349,622

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 1.7%
Almonde, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.50%, 5.28% (A), 06/13/2024 (D)	$ 135,943	$ 134,390
6-Month LIBOR + 3.50%, 5.28% (A), 06/13/2024	731,289	722,931
2-Month LIBOR + 3.50%, 5.28% (A), 06/13/2024	149,388	147,681
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 9.03% (A), 06/13/2025	265,000	259,203
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.19% (A), 09/19/2024	1,074,637	1,077,899
2nd Lien Term Loan,
3-Month LIBOR + 7.00%, 8.94% (A), 09/19/2025	249,232	255,462
Barracuda Networks, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.91% (A), 02/12/2025	579,195	582,815
Comet Acquisition, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 5.41% (A), 10/24/2025 (D)	799,368	794,372
Corel Corp.
Term Loan,
2-Month LIBOR + 5.00%, 6.91% (A), 07/02/2026	870,891	860,005
Cypress Intermediate Holdings III, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.40% (A), 04/29/2024	425,029	425,029
DCert Buyer, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 5.65% (A), 10/16/2026	982,675	982,266
Epicor Software Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 06/01/2022	1,323,996	1,328,724
Greeneden US Holdings II LLC
Term Loan B,
1-Month LIBOR + 3.25%, 4.90% (A), 12/01/2023	640,719	641,520
Infor, Inc.
Term Loan B6,
3-Month LIBOR + 2.75%, 4.69% (A), 02/01/2022	649,452	651,401
Informatica LLC
Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 08/05/2022	1,192,054	1,194,289
ION Trading Technologies SARL
Term Loan B,
3-Month LIBOR + 4.00%, 6.06% (A), 11/21/2024	638,886	605,877
Kronos, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 8.25%, 10.16% (A), 11/01/2024	240,000	245,200
Term Loan B,
3-Month LIBOR + 3.00%, 4.91% (A), 11/01/2023	942,107	945,640

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 3.90% (A), 11/19/2021	$ 804,140	$ 802,465
Term Loan B3,
1-Month LIBOR + 2.50%, 4.15% (A), 06/21/2024	61,780	61,336
McAfee LLC
Term Loan B,
1-Month LIBOR + 3.75%, 5.40% (A), 09/30/2024	1,253,839	1,258,541
Project Boost Purchaser LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.15% (A), 06/01/2026 (D)	1,022,219	1,026,692
RP Crown Parent LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 10/12/2023	1,149,887	1,154,917
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.15% (A), 06/21/2024	417,216	414,217
Solera LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.40% (A), 03/03/2023	780,915	781,403
Sophia, LP
Term Loan B,
3-Month LIBOR + 3.25%, 5.19% (A), 09/30/2022	1,237,191	1,239,356
SS&C Technologies Holdings SARL
Term Loan B4,
1-Month LIBOR + 2.25%, 3.40% (A), 04/16/2025	94,728	94,772
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 3.40% (A), 04/16/2025	132,752	132,814
Term Loan B5,
1-Month LIBOR + 2.25%, 3.40% (A), 04/16/2025	223,722	223,932
Ultimate Software Group, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 5.40% (A), 05/04/2026	399,547	400,902
Vertafore, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.90% (A), 07/02/2025	1,033,184	1,021,130
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 8.90% (A), 07/02/2026	322,041	321,638

		20,788,819

Specialty Retail - 0.1%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 6.65% (A), 09/25/2024	781,053	778,450
JP Intermediate B LLC
Term Loan,
3-Month LIBOR + 5.50%, 7.28% (A), 11/20/2025	309,494	170,221

		948,671

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC
Term Loan B,
1-Month LIBOR + 2.00%, 3.65% (A), 09/19/2025	$ 607,820	$ 610,099
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.50% (A), 11/06/2023	864,683	836,041
NCR Corp.
Term Loan,
1-Month LIBOR + 2.50%, 4.15% (A), 08/28/2026	930,527	934,307

		2,380,447

Textiles, Apparel & Luxury Goods - 0.1%
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.15% (A), 12/15/2024	1,039,375	1,018,155

Trading Companies & Distributors - 0.1%
ASP Unifrax Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 5.69% (A), 12/12/2025	740,355	695,471
Univar, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.90% (A), 07/01/2024	506,058	507,640
Term Loan B5,
1-Month LIBOR + 2.00%, 3.65% (A), 07/01/2026	110,515	110,964

		1,314,075

Wireless Telecommunication Services - 0.3%
Altice France SA
Term Loan B12,
1-Month LIBOR + 3.69%, 5.36% (A), 01/31/2026	1,553,908	1,545,491
Term Loan B13,
1-Month LIBOR + 4.00%, 5.68% (A), 08/14/2026	357,597	356,895
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.19% (A), 02/02/2024	1,565,554	1,542,070

		3,444,456

Total Loan Assignments (Cost $159,685,200)		158,551,509

U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
Federal National Mortgage Association
4.00%, 03/01/2049	1,061,914	1,109,614

Total U.S. Government Agency Obligation (Cost $1,091,448)		1,109,614

U.S. GOVERNMENT OBLIGATIONS - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Note
1.50%, 10/31/2021 - 09/30/2024	8,250,000	8,291,959
1.63%, 12/15/2022 - 08/15/2029	10,325,000	10,444,102
1.75%, 07/31/2021	1,288,000	1,294,390
1.75%, 11/15/2029 (C)	1,262,000	1,288,275

Total U.S. Government Obligations (Cost $21,037,825)		21,318,726

	Shares	Value
COMMON STOCKS - 0.0% (E)
Household Durables - 0.0% (E)
API Heat Transfer Intermediate Corp. (K) (L)	472,381	$ 108,648

Machinery - 0.0% (E)
Ameriforge Group, Inc. (K) (L) (M)	2,679	128,592

Total Common Stocks (Cost $247,541)		237,240

PREFERRED STOCKS - 2.6%
Banks - 1.0%
Banco Santander SA,
Series 6, 3-Month LIBOR + 0.52%, 4.00% (A)	49,970	1,208,275
Bank of America Corp.,
Series K*, Fixed until 12/15/2066, 6.45% (A) (C)	6,800	180,744
Customers Bancorp, Inc.,
5.38%	128,000	3,289,600
Deutsche Bank Contingent Capital Trust II,
6.55% (C)	39,850	1,047,258
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.69% (A)	259,000	6,902,350

		12,628,227

Capital Markets - 0.1%
Oaktree Capital Group LLC
Series A, 6.63% (C)	14,800	404,188
Series B, 6.55% (C)	25,871	718,179

		1,122,367

Equity Real Estate Investment Trusts - 0.3%
City Office REIT, Inc.,
Series A, 6.63%	35,100	924,183
Office Properties Income Trust,
5.88% (C)	92,487	2,427,784

		3,351,967

Household Durables - 0.0% (E)
API Heat Transfer Intermediate Corp.,
0.00% (K)	100,682	76,518

Insurance - 0.4%
American Equity Investment Life Holding Co.,
Series A, Fixed until 12/01/2024, 5.95% (A)	178,200	4,679,532
Athene Holding, Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (A)	10,512	300,643

		4,980,175

Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (A)	140,000	3,633,000

The notes are an integral part of this report. Transamerica Funds	Page 22

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer Operating, LP,
Series E, Fixed until 05/15/2024, 7.60% (A)	185,150	$ 4,665,780

Real Estate Management & Development - 0.1%
Brookfield Property Partners, LP,
Series A-1, 6.50%	30,325	806,645

Total Preferred Stocks (Cost $30,282,479)		31,264,679

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.9%
U.S. Treasury Bill
1.47% (N), 02/04/2020	$ 15,000,000	14,999,426
1.50% (N), 04/16/2020	33,210,000	33,107,247
1.54% (N), 07/23/2020 (O)	600,000	595,736
1.55% (N), 03/24/2020 (O)	1,000,000	997,899
1.56% (N), 04/30/2020	5,000,000	4,981,631
1.65% (N), 04/02/2020	600,000	598,515
1.93% (N), 02/06/2020	3,000,000	2,999,634

Total Short-Term U.S. Government Obligations (Cost $58,278,276)		58,280,088

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 2.7%
Money Market Funds - 2.7%
State Street Institutional U.S. Government Money Market Fund, 1.52% (N)	32,088,314	$ 32,088,314

Total Short-Term Investment Companies (Cost $32,088,314)		32,088,314

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.60% (N)	14,462,918	14,462,918

Total Other Investment Company (Cost $14,462,918)		14,462,918

Total Investments (Cost $1,198,677,059)		1,215,347,544
Net Other Assets (Liabilities) - (1.7)%		(19,904,510)

Net Assets - 100.0%		$ 1,195,443,034

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(348)	03/31/2020	$(41,430,228)	$(41,871,469)	$—	$(441,241)
10-Year U.S. Treasury Note	(881)	03/20/2020	(114,801,501)	(115,989,156)	—	(1,187,655)

Total Futures Contracts					$—	$(1,628,896)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/23/2020	USD	176,126,232	EUR	157,230,000	$858,762	$ —

The notes are an integral part of this report. Transamerica Funds	Page 23

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$194,684,293	$—	$194,684,293
Corporate Debt Securities	—	625,315,133	—	625,315,133
Foreign Government Obligations	—	78,035,030	—	78,035,030
Loan Assignments	—	158,551,509	—	158,551,509
U.S. Government Agency Obligation	—	1,109,614	—	1,109,614
U.S. Government Obligations	—	21,318,726	—	21,318,726
Common Stocks	—	108,648	128,592	237,240
Preferred Stocks	31,188,161	76,518	—	31,264,679
Short-Term U.S. Government Obligations	—	58,280,088	—	58,280,088
Short-Term Investment Companies	32,088,314	—	—	32,088,314
Other Investment Company	14,462,918	—	—	14,462,918

Total Investments	$77,739,393	$1,137,479,559	$128,592	$1,215,347,544

Other Financial Instruments
Forward Foreign Currency Contracts (R)	$—	$858,762	$—	$858,762

Total Other Financial Instruments	$—	$858,762	$—	$858,762

LIABILITIES
Other Financial Instruments
Futures Contracts (R)	$(1,628,896)	$—	$—	$(1,628,896)

Total Other Financial Instruments	$(1,628,896)	$—	$—	$(1,628,896)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the total value of 144A securities is $234,754,547, representing 19.6% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,164,529. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the total value of Regulation S securities is $238,262,026, representing 19.9% of the Fund’s net assets.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	All or a portion of the security represents unsettled loan commitments at January 31, 2020 where the rate will be determined at time of settlement.

The notes are an integral part of this report. Transamerica Funds	Page 24

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Restricted securities. At January 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan 10.91%, 12/17/2022	02/08/2018 - 03/15/2018	$764,338	$88,693	0.0	%(E)
Loan Assignments	Alvogen Pharma US, Inc. Term Loan B 6.40%, 04/02/2022	06/19/2018	570,733	497,717	0.0	(E)

Total			$1,335,071	$586,410	0.0	%(E)

(J)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2020, the total value of securities is $313,758, representing less than 0.1% of the Fund’s net assets.
(L)	Non-income producing securities.
(M)	Security is Level 3 of the fair value hierarchy.
(N)	Rates disclosed reflect the yields at January 31, 2020.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,593,522.
(P)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in-kind
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 25

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.3%
Raytheon Co.	98,249	$ 21,707,134

Beverages - 2.3%
Constellation Brands, Inc., Class A	110,193	20,749,342
Monster Beverage Corp. (A)	283,497	18,880,900

		39,630,242

Biotechnology - 2.5%
Biogen, Inc. (A)	25,657	6,897,884
Sarepta Therapeutics, Inc. (A)	61,349	7,114,030
Seattle Genetics, Inc. (A)	98,467	10,672,838
Vertex Pharmaceuticals, Inc. (A)	77,649	17,630,206

		42,314,958

Building Products - 1.4%
Fortune Brands Home & Security, Inc.	336,616	23,128,885

Capital Markets - 0.9%
Intercontinental Exchange, Inc.	157,049	15,664,067

Chemicals - 2.2%
PPG Industries, Inc.	127,942	15,332,570
Sherwin-Williams Co.	41,278	22,991,433

		38,324,003

Commercial Services & Supplies - 0.9%
Copart, Inc. (A)	145,756	14,788,404

Consumer Finance - 1.7%
American Express Co.	131,123	17,028,944
Capital One Financial Corp.	118,281	11,804,444

		28,833,388

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	190,005	11,293,897

Electrical Equipment - 1.7%
AMETEK, Inc.	155,193	15,077,000
Eaton Corp. PLC	140,460	13,269,256

		28,346,256

Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	104,137	13,584,672
Zebra Technologies Corp., Class A (A)	38,482	9,197,967

		22,782,639

Entertainment - 2.1%
Activision Blizzard, Inc.	246,309	14,404,151
Walt Disney Co.	158,001	21,853,118

		36,257,269

Equity Real Estate Investment Trusts - 1.5%
American Tower Corp.	111,634	25,870,063

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	84,767	25,898,014

Health Care Equipment & Supplies - 4.3%
Baxter International, Inc.	253,970	22,659,204

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	49,933	$ 13,740,563
Danaher Corp.	49,092	7,897,430
Edwards Lifesciences Corp. (A)	62,449	13,730,037
Teleflex, Inc.	42,138	15,654,688

		73,681,922

Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	132,637	36,136,951

Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	174,278	18,787,168
McDonald’s Corp.	70,046	14,987,743

		33,774,911

Household Products - 1.9%
Colgate-Palmolive Co.	262,475	19,365,405
Procter & Gamble Co.	104,298	12,997,617

		32,363,022

Insurance - 0.8%
Allstate Corp.	114,826	13,611,474

Interactive Media & Services - 10.2%
Alphabet, Inc., Class A (A)	61,315	87,850,906
Alphabet, Inc., Class C (A)	15,003	21,517,753
Facebook, Inc., Class A (A)	315,517	63,706,037

		173,074,696

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (A)	42,983	86,340,812

IT Services - 9.5%
EPAM Systems, Inc. (A)	53,042	12,101,002
FleetCor Technologies, Inc. (A)	97,314	30,676,292
Global Payments, Inc.	138,706	27,110,088
GoDaddy, Inc., Class A (A)	224,031	15,057,123
Mastercard, Inc., Class A	170,215	53,777,727
PayPal Holdings, Inc. (A)	196,829	22,416,855

		161,139,087

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	89,664	28,081,868

Machinery - 2.8%
Illinois Tool Works, Inc.	118,379	20,713,957
Middleby Corp. (A)	39,100	4,385,456
Nordson Corp.	87,407	14,759,546
Snap-on, Inc.	51,919	8,287,830

		48,146,789

Oil, Gas & Consumable Fuels - 0.3%
Continental Resources, Inc.	187,078	5,092,263

Pharmaceuticals - 2.1%
Allergan PLC	67,281	12,557,326
Eli Lilly & Co.	164,172	22,924,978

		35,482,304

Professional Services - 1.3%
Equifax, Inc.	68,077	10,204,742
IHS Markit, Ltd. (A)	144,318	11,380,918

		21,585,660

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.4%
Norfolk Southern Corp.	63,288	$ 13,177,194
Uber Technologies, Inc. (A)	271,748	9,861,735

		23,038,929

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	373,412	17,550,364
Marvell Technology Group, Ltd.	583,033	14,016,113
Micron Technology, Inc. (A)	236,414	12,551,219
ON Semiconductor Corp. (A)	485,164	11,231,547

		55,349,243

Software - 14.9%
Adobe, Inc. (A)	97,091	34,092,534
DocuSign, Inc. (A)	153,484	12,050,029
Guidewire Software, Inc. (A)	104,508	11,757,150
Microsoft Corp.	639,621	108,882,683
salesforce.com, Inc. (A)	189,399	34,529,332
ServiceNow, Inc. (A)	62,940	21,288,196
SS&C Technologies Holdings, Inc.	228,698	14,410,261
Workday, Inc., Class A (A)	85,083	15,708,874

		252,719,059

Specialty Retail - 1.5%
TJX Cos., Inc.	431,911	25,500,025

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	400,765	124,040,775

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.3%
NIKE, Inc., Class B	309,614	$ 29,815,828
PVH Corp.	152,004	13,250,189
Under Armour, Inc., Class C (A)	781,836	14,041,775
VF Corp.	200,097	16,602,048

		73,709,840

Total Common Stocks (Cost $968,000,052)		1,677,708,849

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.85% (B), dated 01/31/2020, to be repurchased at $29,688,317 on 02/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $30,283,562.	$ 29,686,215	29,686,215

Total Repurchase Agreement (Cost $29,686,215)		29,686,215

Total Investments (Cost $997,686,267)		1,707,395,064
Net Other Assets (Liabilities) - (0.4)%		(6,157,376)

Net Assets - 100.0%		$ 1,701,237,688

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,677,708,849	$—	$—	$1,677,708,849
Repurchase Agreement	—	29,686,215	—	29,686,215

Total Investments	$1,677,708,849	$29,686,215	$—	$1,707,395,064

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

NOTES TO SCHEDULES OF INVESTMENTS

At January 31, 2020

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Fund

Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)

Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)

Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)

Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)

Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)

Transamerica Asset Allocation Long Horizon (“Long Horizon”)

Transamerica Asset Allocation Short Horizon (“Short Horizon”)

Transamerica Balanced II (“Balanced II”)

Transamerica Bond (“Bond”)

Transamerica Capital Growth (“Capital Growth”)

Transamerica ClearTrack® 2015 (“ClearTrack® 2015”)

Transamerica ClearTrack® 2020 (“ClearTrack® 2020”)

Transamerica ClearTrack® 2025 (“ClearTrack® 2025”)

Transamerica ClearTrack® 2030 (“ClearTrack® 2030”)

Transamerica ClearTrack® 2035 (“ClearTrack® 2035”)

Transamerica ClearTrack® 2040 (“ClearTrack® 2040”)

Transamerica ClearTrack® 2045 (“ClearTrack® 2045”)

Transamerica ClearTrack® 2050 (“ClearTrack® 2050”)

Transamerica ClearTrack® 2055 (“ClearTrack® 2055”)

Transamerica ClearTrack® 2060 (“ClearTrack® 2060”)

Transamerica ClearTrack® Retirement Income (“ClearTrack® Retirement Income”)

Transamerica Core Bond (“Core Bond”)

Transamerica Dividend Focused (“Dividend Focused”)

Transamerica Dynamic Income (“Dynamic Income”)

Transamerica Emerging Markets Debt (“Emerging Markets Debt”)

Transamerica Emerging Markets Equity (“Emerging Markets Equity”)

Transamerica Emerging Markets Opportunities (“Emerging Markets Opportunities”)

Transamerica Event Driven (“Event Driven”)

Transamerica Floating Rate (“Floating Rate”)

Transamerica Global Equity (“Global Equity”)

Transamerica Global Multifactor Macro (“Global Multifactor Macro”)(A)

Transamerica Global Real Estate Securities (“Global Real Estate Securities”)

Transamerica High Quality Bond (“High Quality Bond”)

Transamerica High Yield Bond (“High Yield Bond”)

Transamerica High Yield Muni (“High Yield Muni”)

Transamerica Inflation Opportunities (“Inflation Opportunities”)

Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)

Transamerica Intermediate Bond (“Intermediate Bond”)

Transamerica Intermediate Muni (“Intermediate Muni”)

Transamerica International Equity (“International Equity”)

Transamerica International Growth (“International Growth”)

Transamerica International Small Cap Value (“International Small Cap Value”)

Transamerica International Stock (“International Stock”)

Transamerica International Value (“International Value”)

Transamerica Large Cap Value (“Large Cap Value”)

Transamerica Large Core (“Large Core”)

Transamerica Large Growth (“Large Growth”)

Transamerica Large Value Opportunities (“Large Value Opportunities”)

Transamerica Long/Short Strategy (“Long/Short Strategy”)

Transamerica Managed Futures Strategy (“Managed Futures Strategy”)(A)

Transamerica Mid Cap Growth (“Mid Cap Growth”)

Transamerica Mid Cap Value (“Mid Cap Value”)

Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)

Transamerica MLP & Energy Income (“MLP & Energy Income”)

Transamerica Multi-Asset Income (“Multi-Asset Income”)

Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)

Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”)

Transamerica Short-Term Bond (“Short-Term Bond”)

Transamerica Small Cap Core (“Small Cap Core”)

Transamerica Small Cap Growth (“Small Cap Growth”)

Transamerica Small Cap Value (“Small Cap Value”)

Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)

Transamerica Total Return (“Total Return”)

Transamerica Unconstrained Bond (“Unconstrained Bond”)

Transamerica US Growth (“US Growth”)

(A)	Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. Please reference the Basis for Consolidation section of the Notes to Schedule of Investments for more information.

Transamerica Funds	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

1. ORGANIZATION (continued)

Emerging Markets Debt, Event Driven, Global Multifactor Macro, Global Real Estate Securities, High Yield Muni, Managed Futures Strategy and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary” and collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands and are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. The principal purpose of investment in the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

At January 31, 2020, the net assets of each Subsidiary as a percentage of each Fund’s net assets is as follows:

Fund	Subsidiary	Subsidiary Net Assets	Percentage of Net Assets
Global Multifactor Macro	Transamerica Cayman Global Multifactor Macro, Ltd.	$15,541,046	23.38%
Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	26,543,561	23.05

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Transamerica Funds	Page 2

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at January 31, 2020, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Page 3

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

4. SECURITY VALUATION (continued)

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: A Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Page 4

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

4. SECURITY VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
Mavis Tire Express Services Corp., Delayed Draw Term Loan	$63,552	$(1,430)
Safety Products/JHC Acquisition Corp., Delayed Draw Term Loan	60,201	(1,871)

Total	$123,753	$(3,301)

High Yield Bond
Connect Finco Sarl, Delayed Draw Term Loan	$3,081,587	$(77,164)

Total	$3,081,587	$(77,164)

Transamerica Funds	Page 5

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Unconstrained Bond
Mavis Tire Express Services Corp., Delayed Draw Term Loan	$114,162	$(1,037)
Motion Finco Sarl, Delayed Draw Term Loan B2	22,832	163

Total	$136,994	$(874)

Open secured loan participations and assignments at January 31, 2020, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at January 31, 2020, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at January 31, 2020, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at January 31, 2020, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at January 31, 2020, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at January 31, 2020, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 6

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended January 31, 2020, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at January 31, 2020.

Repurchase agreements at January 31, 2020, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended January 31, 2020, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$197,640,292	92	1.86%

Open reverse repurchase agreements at January 31, 2020, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

Transamerica Funds	Page 7

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates.

For the period ended January 31, 2020, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$1,018,454	19	1.67%

Open sale-buyback financing transactions at January 31, 2020, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”), a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at January 31, 2020, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at January 31, 2020, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2020. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$179,948	$—	$—	$—	$179,948
Corporate Debt Securities	1,681,472	—	—	—	1,681,472

Total Securities Lending Transactions	$1,861,420	$—	$—	$—	$1,861,420

Total Borrowings	$1,861,420	$—	$—	$—	$1,861,420

Bond
Securities Lending Transactions
Corporate Debt Securities	$26,639,039	$—	$—	$—	$26,639,039
U.S. Government Obligations	10,678,632	—	—	—	10,678,632

Total Securities Lending Transactions	$37,317,671	$—	$—	$—	$37,317,671

Total Borrowings	$37,317,671	$—	$—	$—	$37,317,671

Transamerica Funds	Page 8

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Capital Growth
Securities Lending Transactions
Common Stocks	$107,710,820	$—	$—	$—	$107,710,820

Total Borrowings	$107,710,820	$—	$—	$—	$107,710,820

ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$4,459,200	$—	$—	$—	$4,459,200

Total Borrowings	$4,459,200	$—	$—	$—	$4,459,200

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$1,174,201	$—	$—	$—	$1,174,201

Total Borrowings	$1,174,201	$—	$—	$—	$1,174,201

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$2,549,485	$—	$—	$—	$2,549,485

Total Borrowings	$2,549,485	$—	$—	$—	$2,549,485

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$5,386,028	$—	$—	$—	$5,386,028

Total Borrowings	$5,386,028	$—	$—	$—	$5,386,028

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$574,342	$—	$—	$—	$574,342

Total Borrowings	$574,342	$—	$—	$—	$574,342

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$2,565,592	$—	$—	$—	$2,565,592

Total Borrowings	$2,565,592	$—	$—	$—	$2,565,592

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$4,850,294	$—	$—	$—	$4,850,294

Total Borrowings	$4,850,294	$—	$—	$—	$4,850,294

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$1,870,718	$—	$—	$—	$1,870,718

Total Borrowings	$1,870,718	$—	$—	$—	$1,870,718

ClearTrack® 2055
Securities Lending Transactions
Exchange-Traded Funds	$189,430	$—	$—	$—	$189,430

Total Borrowings	$189,430	$—	$—	$—	$189,430

ClearTrack® 2060
Securities Lending Transactions
Exchange-Traded Funds	$184,856	$—	$—	$—	$184,856

Total Borrowings	$184,856	$—	$—	$—	$184,856

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$1,544,779	$—	$—	$—	$1,544,779

Total Borrowings	$1,544,779	$—	$—	$—	$1,544,779

Transamerica Funds	Page 9

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Core Bond
Securities Lending Transactions
Corporate Debt Securities	$6,954,392	$—	$—	$—	$6,954,392
U.S. Government Obligations	8,247,416	—	—	—	8,247,416

Total Securities Lending Transactions	$15,201,808	$—	$—	$—	$15,201,808

Total Borrowings	$15,201,808	$—	$—	$—	$15,201,808

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$42,028,361	$—	$—	$—	$42,028,361

Total Borrowings	$42,028,361	$—	$—	$—	$42,028,361

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$9,196,940	$—	$—	$—	$9,196,940
Foreign Government Obligations	4,934,163	—	—	—	4,934,163

Total Securities Lending Transactions	$14,131,103	$—	$—	$—	$14,131,103

Total Borrowings	$14,131,103	$—	$—	$—	$14,131,103

Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$2,764,263	$—	$—	$—	$2,764,263

Total Borrowings	$2,764,263	$—	$—	$—	$2,764,263

Event Driven
Securities Lending Transactions
Common Stocks	$898,135	$—	$—	$—	$898,135
Convertible Bonds	1,071,844	—	—	—	1,071,844

Total Securities Lending Transactions	$1,969,979	$—	$—	$—	$1,969,979

Total Borrowings	$1,969,979	$—	$—	$—	$1,969,979

Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$920,690	$—	$—	$—	$920,690
Exchange-Traded Funds	520,525	—	—	—	520,525

Total Securities Lending Transactions	$1,441,215	$—	$—	$—	$1,441,215

Total Borrowings	$1,441,215	$—	$—	$—	$1,441,215

Global Equity
Securities Lending Transactions
Common Stocks	$533,352	$—	$—	$—	$533,352

Total Borrowings	$533,352	$—	$—	$—	$533,352

Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$116,370	$—	$—	$—	$116,370

Total Borrowings	$116,370	$—	$—	$—	$116,370

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$4,120	$—	$—	$—	$4,120

Total Borrowings	$4,120	$—	$—	$—	$4,120

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$31,288,123	$—	$—	$—	$31,288,123

Total Borrowings	$31,288,123	$—	$—	$—	$31,288,123

High Yield Muni
Securities Lending Transactions
Corporate Debt Securities	$105,176	$—	$—	$—	$105,176
Investment Companies	33,124	—	—	—	33,124

Total Securities Lending Transactions	$138,300	$—	$—	$—	$138,300

Total Borrowings	$138,300	$—	$—	$—	$138,300

Transamerica Funds	Page 10

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$376,018	$—	$—	$—	$376,018
Foreign Government Obligations	3,264,527	—	—	—	3,264,527

Total Securities Lending Transactions	$3,640,545	$—	$—	$—	$3,640,545

Total Borrowings	$3,640,545	$—	$—	$—	$3,640,545

Inflation-Protected Securities
Securities Lending Transactions
Corporate Debt Securities	$814,608	$—	$—	$—	$814,608

Total Borrowings	$814,608	$—	$—	$—	$814,608

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$7,790,790	$—	$—	$—	$7,790,790
Short-Term U.S. Government Obligations	207,695	—	—	—	207,695

Total Securities Lending Transactions	$7,998,485	$—	$—	$—	$7,998,485

Total Borrowings	$7,998,485	$—	$—	$—	$7,998,485

International Equity
Securities Lending Transactions
Common Stocks	$18,520,980	$—	$—	$—	$18,520,980

Total Borrowings	$18,520,980	$—	$—	$—	$18,520,980

International Growth
Securities Lending Transactions
Common Stocks	$4,100,599	$—	$—	$—	$4,100,599

Total Borrowings	$4,100,599	$—	$—	$—	$4,100,599

International Small Cap Value
Securities Lending Transactions
Common Stocks	$9,652,171	$—	$—	$—	$9,652,171

Total Borrowings	$9,652,171	$—	$—	$—	$9,652,171

International Stock
Securities Lending Transactions
Common Stocks	$598,495	$—	$—	$—	$598,495

Total Borrowings	$598,495	$—	$—	$—	$598,495

International Value
Securities Lending Transactions
Common Stocks	$453,531	$—	$—	$—	$453,531

Total Borrowings	$453,531	$—	$—	$—	$453,531

Large Cap Value
Securities Lending Transactions
Common Stocks	$25,671,812	$—	$—	$—	$25,671,812

Total Borrowings	$25,671,812	$—	$—	$—	$25,671,812

Large Core
Securities Lending Transactions
Common Stocks	$352,927	$—	$—	$—	$352,927

Total Borrowings	$352,927	$—	$—	$—	$352,927

Large Growth
Securities Lending Transactions
Common Stocks	$76,946,212	$—	$—	$—	$76,946,212

Total Borrowings	$76,946,212	$—	$—	$—	$76,946,212

Large Value Opportunities
Securities Lending Transactions
Common Stocks	$34,604	$—	$—	$—	$34,604
Exchange-Traded Funds	9,219,273	—	—	—	9,219,273

Total Securities Lending Transactions	$9,253,877	$—	$—	$—	$9,253,877

Total Borrowings	$9,253,877	$—	$—	$—	$9,253,877

Transamerica Funds	Page 11

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Mid Cap Growth
Securities Lending Transactions
Common Stocks	$15,116,003	$—	$—	$—	$15,116,003

Total Borrowings	$15,116,003	$—	$—	$—	$15,116,003

Mid Cap Value
Securities Lending Transactions
Common Stocks	$1,944,712	$—	$—	$—	$1,944,712

Total Borrowings	$1,944,712	$—	$—	$—	$1,944,712

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$1,118,684	$—	$—	$—	$1,118,684

Total Borrowings	$1,118,684	$—	$—	$—	$1,118,684

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$5,322,063	$—	$—	$—	$5,322,063

Total Borrowings	$5,322,063	$—	$—	$—	$5,322,063

Multi-Asset Income
Securities Lending Transactions
Common Stocks	$3,817,146	$—	$—	$—	$3,817,146
Preferred Stocks	504,735	—	—	—	504,735
Corporate Debt Securities	6,971,062	—	—	—	6,971,062

Total Securities Lending Transactions	$11,292,943	$—	$—	$—	$11,292,943

Total Borrowings	$11,292,943	$—	$—	$—	$11,292,943

Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$1,490,837	$—	$—	$—	$1,490,837
Corporate Debt Securities	584,258	—	—	—	584,258

Total Securities Lending Transactions	$2,075,095	$—	$—	$—	$2,075,095

Total Borrowings	$2,075,095	$—	$—	$—	$2,075,095

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$16,678,833	$—	$—	$—	$16,678,833

Total Borrowings	$16,678,833	$—	$—	$—	$16,678,833

Small Cap Core
Securities Lending Transactions
Common Stocks	$773,473	$—	$—	$—	$773,473

Total Borrowings	$773,473	$—	$—	$—	$773,473

Small Cap Growth
Securities Lending Transactions
Common Stocks	$10,929,487	$—	$—	$—	$10,929,487

Total Borrowings	$10,929,487	$—	$—	$—	$10,929,487

Small Cap Value
Securities Lending Transactions
Common Stocks	$8,045,333	$—	$—	$—	$8,045,333

Total Borrowings	$8,045,333	$—	$—	$—	$8,045,333

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$14,662,712	$—	$—	$—	$14,662,712

Total Borrowings	$14,662,712	$—	$—	$—	$14,662,712

Transamerica Funds	Page 12

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Total Return
Securities Lending Transactions
Corporate Debt Securities	$7,182,272	$—	$—	$—	$7,182,272
U.S. Government Obligations	179,748	—	—	—	179,748

Total Securities Lending Transactions	$7,362,020	$—	$—	$—	$7,362,020

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$123,099,868	$21,031,996	$—	$144,131,864
Cash	1,622,000	—	—	—	1,622,000

Total Reverse Repurchase Agreements	$1,622,000	$123,099,868	$21,031,996	$—	$145,753,864

Total Borrowings	$8,984,020	$123,099,868	$21,031,996	$—	$153,115,884

Unconstrained Bond
Securities Lending Transactions
Asset-Backed Securities	$268,286	$—	$—	$—	$268,286
Corporate Debt Securities	12,382,094	—	—	—	12,382,094
U.S. Government Obligations	1,111,873	—	—	—	1,111,873
Preferred Stocks	700,665	—	—	—	700,665

Total Securities Lending Transactions	$14,462,918	$—	$—	$—	$14,462,918

Total Borrowings	$14,462,918	$—	$—	$—	$14,462,918

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Transamerica Funds	Page 13

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Credit default swaptions: The Funds may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Funds the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at January 31, 2020, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Funds	Page 14

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at January 31, 2020, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at January 31, 2020, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond and Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at January 31, 2020, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. A Fund may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Transamerica Funds	Page 15

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

8. RISK FACTORS (continued)

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so a Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

LIBOR Risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of a Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund or portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Transamerica Funds	Page 16

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

8. RISK FACTORS (continued)

Municipal security risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

A fund may invest in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory. To the extent a fund holds any municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, a fund may lose some or all of the value of those investments.

Real estate investment trusts (“REIT”) and real estate risk: Investing in real estate investment trusts “REITs” involves unique risks. When a Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to a Fund.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

9. CHANGE IN ACCOUNTING PRINCIPLE

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 “Premium Amortization of Callable Debt Securities” (“ASU 2017-08”), which amends the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with explicit non-contingent call features to the earliest call date.

It is impracticable to evaluate the effect on individual prior periods, therefore the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Funds’ financial statements.

The beginning of period cost of investments, and unrealized appreciation on investments were adjusted as follows. Funds not listed in the subsequent table were not impacted by ASU 2017-08.

Fund	Adjustment
Balanced II	$15,122
Bond	388,617
Core Bond	11,416
Emerging Markets Debt	4,037
Floating Rate	52,267
High Quality Bond	38,024
High Yield Bond	1,725,985
High Yield Muni	291,953
Inflation Opportunities	3,105
Inflation-Protected Securities	107
Intermediate Bond	1,236,952
Intermediate Muni	7,221,147
Multi-Asset Income	122,776
Multi-Managed Balanced	212,462
Short-Term Bond	200,373
Total Return	79,214
Unconstrained Bond	131,489

Transamerica Funds	Page 17

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2020

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

11. SUBSEQUENT EVENTS

The Board has approved the liquidation of International Value and will be effective on or about February 21, 2020.

The Board has approved the liquidation of Global Multi-Factor Macro and Managed Futures Strategy. These liquidations will be effective on or about February 28, 2020.

Transamerica Funds	Page 18